UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	August 31, 2021

Date of reporting period:	February 28, 2021

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Funds
Institutional, J, & R Share Classes
Semiannual Report
February 28, 2021
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you:
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 28
Schedules of Investments 57
Financial Highlights (includes performance information) 175
Shareholder Expense Example 193
Supplemental Information 195

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Investment in securities--at cost ..........................................................
$ 5,879,617 $ 790,419 $ 3,100,307
Investment in affiliated Funds--at cost ...................................................
$ 2 $ 87,113 $ 111,654
Foreign currency--at cost ..................................................................
$ – $ – $ 1,381
Assets
Investment in securities--at value  .......................................................... $ 8,814,407 $ 819,257
(b)
$ 3,341,470
(b)
Investment in affiliated Funds--at value .................................................... 2 87,113 111,654
Foreign currency--at value .................................................................. – – 1,551
Cash ......................................................................................... – 218 7,992
Deposits with counterparty .................................................................. – – 2,960
Receivables:
Dividends and interest ................................................................. 4,846 3,603 5,998
Expense reimbursement from Manager ............................................... 280 10 197
Expense reimbursement from Distributor ............................................. 2 1 –
Foreign currency contracts ........................................................... – – 696
Fund shares sold ....................................................................... 19,547 15,118 9,665
Investment securities sold ............................................................. 78,006 7,865 45,652
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – – 16,469
Unrealized gain on unfunded loan commitments ..................................... – – 993
Variation margin on futures ........................................................... – – 6,078
Variation margin on swaps ............................................................ – – 345
Total Assets   8,917,090 933,185 3,551,720
Liabilities
Accrued management and investment advisory fees ........................................ 4,136 90 2,139
Accrued administrative service fees ........................................................ 1 2 –
Accrued distribution fees .................................................................... 429 10 11
Accrued service fees ........................................................................ 5 8 –
Accrued transfer agent fees ................................................................. 425 17 442
Accrued chief compliance officer fees ...................................................... – 1 1
Accrued directors' expenses ................................................................. 6 6 5
Accrued professional fees ................................................................... 29 26 110
Accrued other expenses ..................................................................... 183 60 220
Deposits from counterparty ................................................................. – – 230
Payables:
Borrowing ............................................................................. 52,935 – –
Foreign currency contracts ............................................................ – – 720
Fund shares redeemed ................................................................. 13,245 6,717 3,249
Investment securities purchased ...................................................... 24,970 78,720 67,684
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 3,079 ) ... – – 4,159
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – – 2
Variation margin on futures ........................................................... – – 8,270
Variation margin on swaps ............................................................ – – 417
Collateral obligation on securities loaned, at value ......................................... – 10,787 13,231
Total Liabilities
96,364 96,444 100,890
Net Assets Applicable to Outstanding Shares ............................................
$ 8,820,726 $ 836,741 $ 3,450,830
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,572,889 $ 778,452 $ 3,358,801
Total distributable earnings (accumulated loss) .............................................
3,247,837 58,289 92,029
Total Net Assets
$ 8,820,726 $ 836,741 $ 3,450,830

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
2
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 710,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 705,835 N/A $ 63,111
Shares Issued and Outstanding ........................................................ 20,711 5,122
Net Asset Value per share ............................................................. $ 34 .08
(c)
$ 12 .32
(c)
Maximum Offering Price .............................................................
$ 36 .06 $ 12 .80
Class C : Net Assets .......................................................................... $ 342,279 N/A N/A
Shares Issued and Outstanding ........................................................ 10,680
Net Asset Value per share .............................................................
$ 32 .05
(c)
Class J : Net Assets .......................................................................... $ 163,414 $ 39,436 N/A
Shares Issued and Outstanding ........................................................ 4,728 4,055
Net Asset Value per share .............................................................
$ 34 .56
(c)
$ 9 .73
(c)
Institutional : Net Assets ..................................................................... $ 2,667,443 $ 756,466 $ 2,284,549
Shares Issued and Outstanding ........................................................ 76,719 76,077 185,668
Net Asset Value per share .............................................................
$ 34 .77 $ 9 .94 $ 12 .30
R-1 : Net Assets .............................................................................. N/A $ 1,449 N/A
Shares Issued and Outstanding ........................................................ 148
Net Asset Value per share .............................................................
$ 9 .76
R-2 : Net Assets .............................................................................. N/A $ 615 N/A
Shares Issued and Outstanding ........................................................ 63
Net Asset Value per share .............................................................
$ 9 .72
R-3 : Net Assets .............................................................................. $ 8,222 $ 17,816 $ 205
Shares Issued and Outstanding ........................................................ 242 1,833 17
Net Asset Value per share .............................................................
$ 34 .05 $ 9 .72 $ 12 .24
R-4 : Net Assets .............................................................................. $ 5,229 $ 5,636 $ 13
Shares Issued and Outstanding ........................................................ 152 574 1
Net Asset Value per share .............................................................
$ 34 .32 $ 9 .81 $ 12 .30
R-5 : Net Assets .............................................................................. $ 13,133 $ 15,323 $ 60
Shares Issued and Outstanding ........................................................ 380 1,567 5
Net Asset Value per share .............................................................
$ 34 .55 $ 9 .78 $ 12 .29
R-6 : Net Assets .............................................................................. $ 4,915,171 N/A $ 1,102,892
Shares Issued and Outstanding ........................................................ 141,006 89,642
Net Asset Value per share .............................................................
$ 34 .86 $ 12 .30
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
3
See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Investment in securities--at cost ..........................................................
$ 721,385 $ 544,556 $ 948,997
Investment in affiliated Funds--at cost ...................................................
$ 20,851 $ 107,191 $ 6,557
Repurchase agreements--at cost ..........................................................
$ – $ 96,248 $ –
Foreign currency--at cost ..................................................................
$ 944 $ 1,705 $ –
Assets
Investment in securities--at value  .......................................................... $ 943,228 $ 576,751 $ 1,161,850
(b)
Investment in affiliated Funds--at value .................................................... 20,851 107,191 6,557
Repurchase agreements--at value ........................................................... – 96,248 –
Foreign currency--at value .................................................................. 943 1,688 –
Cash ......................................................................................... – 1,079 –
Deposits with counterparty .................................................................. – 73,279 86
Receivables:
Dividends and interest ................................................................. 1,257 3,333 3,658
Expense reimbursement from Manager ............................................... 41 60 17
Foreign currency contracts ........................................................... – 6,698 –
Fund shares sold ....................................................................... 446 540 489
Investment securities sold ............................................................. 829 69,595 5,124
OTC swap agreements--at value (premiums paid $ 0 , $ 301 and $ 0 ) .................. – 574 –
Variation margin on futures ........................................................... – 1,742 –
Variation margin on swaps ............................................................ – 252 –
Prepaid expenses ............................................................................
8 – –
Total Assets   967,603 939,030 1,177,781
Liabilities
Accrued management and investment advisory fees ........................................ 519 670 228
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 3 6 4
Accrued service fees ........................................................................ – – 8
Accrued transfer agent fees ................................................................. 22 88 10
Accrued directors' expenses ................................................................. 1 2 2
Accrued professional fees ................................................................... 21 141 66
Accrued other expenses ..................................................................... – 156 215
Cash overdraft ............................................................................... – – 741
Payables:
Dividends and interest on securities sold short ....................................... – 240 –
Foreign currency contracts ............................................................ – 6,143 –
Fund shares redeemed ................................................................. 522 2,415 1,042
Investment securities purchased ...................................................... 1,887 69,138 4,952
Options and swaptions contracts written  (premiums received $ 0 , $ 754 and $ 0 ) ..... – 672 –
Reverse repurchase agreements ....................................................... – 150,668 –
Short sales (proceeds received $ 0 , $ 156,116 and $ 0 ) ................................. – 166,059 –
OTC swap agreements--at value (premiums received/(paid) $ 0 , $ (89) and $ 0 ) ...... – 453 –
Unrealized loss on unfunded loan commitments ...................................... – 33 –
Variation margin on futures ........................................................... – 1,313 18
Variation margin on swaps ............................................................ – 143 –
Collateral obligation on securities loaned, at value ......................................... – – 9,613
Total Liabilities
2,975 398,340 16,900
Net Assets Applicable to Outstanding Shares ............................................
$ 964,628 $ 540,690 $ 1,160,881
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 737,985 $ 529,399 $ 942,602
Total distributable earnings (accumulated loss) .............................................
226,643 11,291 218,279
Total Net Assets
$ 964,628 $ 540,690 $ 1,160,881

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
4
See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 1,750,000 650,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 16,400 $ 41,866 N/A
Shares Issued and Outstanding ........................................................ 1,009 3,714
Net Asset Value per share ............................................................. $ 16 .25
(c)
$ 11 .27
(c)
Maximum Offering Price .............................................................
$ 17 .20 $ 11 .71
Institutional : Net Assets ..................................................................... $ 103,535 $ 332,717 $ 44,969
Shares Issued and Outstanding ........................................................ 6,346 29,115 4,002
Net Asset Value per share .............................................................
$ 16 .31 $ 11 .43 $ 11 .24
R-1 : Net Assets .............................................................................. N/A N/A $ 502
Shares Issued and Outstanding ........................................................ 46
Net Asset Value per share .............................................................
$ 10 .90
R-2 : Net Assets .............................................................................. N/A N/A $ 350
Shares Issued and Outstanding ........................................................ 32
Net Asset Value per share .............................................................
$ 11 .27
R-3 : Net Assets .............................................................................. N/A N/A $ 14,915
Shares Issued and Outstanding ........................................................ 1,352
Net Asset Value per share .............................................................
$ 11 .03
R-4 : Net Assets .............................................................................. N/A N/A $ 10,790
Shares Issued and Outstanding ........................................................ 968
Net Asset Value per share .............................................................
$ 11 .15
R-5 : Net Assets .............................................................................. N/A N/A $ 16,594
Shares Issued and Outstanding ........................................................ 1,484
Net Asset Value per share .............................................................
$ 11 .18
R-6 : Net Assets .............................................................................. $ 844,693 $ 166,107 $ 1,072,761
Shares Issued and Outstanding ........................................................ 51,602 14,541 95,426
Net Asset Value per share .............................................................
$ 16 .37 $ 11 .42 $ 11 .24
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
5
See accompanying notes.
Amounts in thousands, except per share amounts
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Investment in securities--at cost ..........................................................
$ 801,050 $ 139,761 $ 2,897,471
Investment in affiliated Funds--at cost ...................................................
$ 13,988 $ – $ 102,525
Foreign currency--at cost ..................................................................
$ – $ – $ 22,201
Assets
Investment in securities--at value  .......................................................... $ 985,415
(a)
$ 146,260 $ 3,387,259
Investment in affiliated Funds--at value .................................................... 13,988 – 102,525
Foreign currency--at value .................................................................. – – 22,125
Cash ......................................................................................... – 1,316 –
Receivables:
Dividends and interest ................................................................. 1,868 1,608 4,152
Expense reimbursement from Manager ............................................... – 9 1
Fund shares sold ....................................................................... 1,036 456 2,279
Investment securities sold ............................................................. 17,502 800 22,162
Prepaid transfer agent fees .................................................................. – – 4
Total Assets   1,019,809 150,449 3,540,507
Liabilities
Accrued management and investment advisory fees ........................................ 808 56 2,662
Accrued distribution fees .................................................................... – 10 2
Accrued transfer agent fees ................................................................. 6 27 2
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 43 26 26
Accrued foreign tax ......................................................................... – – 2,205
Accrued other expenses ..................................................................... 50 5 6
Cash overdraft ............................................................................... 3,739 – –
Payables:
Dividends payable ..................................................................... – 386 –
Fund shares redeemed ................................................................. 1,533 211 436
Interest expense and fees payable ..................................................... – 18 –
Investment securities purchased ...................................................... 8,261 – 73,964
Collateral obligation on securities loaned, at value ......................................... 23,867 – –
Floating rate notes issued ...................................................................
– 7,691 –
Total Liabilities
38,308 8,431 79,304
Net Assets Applicable to Outstanding Shares ............................................
$ 981,501 $ 142,018 $ 3,461,203
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 803,989 $ 136,762 $ 2,945,835
Total distributable earnings (accumulated loss) .............................................
177,512 5,256 515,368
Total Net Assets
$ 981,501 $ 142,018 $ 3,461,203
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 300,000 550,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 51,590 $ 8,487
Shares Issued and Outstanding ........................................................ 4,601 580
Net Asset Value per share ............................................................. $ 11 .21
(b)
$ 14 .63
(b)
Maximum Offering Price .............................................................
$ 11 .65 $ 15 .48
Institutional : Net Assets ..................................................................... $ 77,068 $ 90,428 $ 120,750
Shares Issued and Outstanding ........................................................ 6,418 8,060 8,394
Net Asset Value per share .............................................................
$ 12 .01 $ 11 .22 $ 14 .39
R-6 : Net Assets .............................................................................. $ 904,433 N/A $ 3,331,966
Shares Issued and Outstanding ........................................................ 74,907 231,346
Net Asset Value per share .............................................................
$ 12 .07 $ 14 .40
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
7
See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ..........................................................
$ 1,282,731 $ 7,659 $ 7,470,092
Investment in affiliated Funds--at cost ...................................................
$ 49,862 $ 413 $ 91,563
Assets
Investment in securities--at value  .......................................................... $ 1,670,041 $ 11,306 $ 7,984,819
(a)
Investment in affiliated Funds--at value .................................................... 49,862 413 91,563
Deposits with counterparty .................................................................. – – 8,029
Receivables:
Dividends and interest ................................................................. 2,712 1 112,044
Expense reimbursement from Manager ............................................... 75 3 –
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 4,077 – 18,395
Investment securities sold ............................................................. 64,951 107 58,383
Total Assets   1,791,718 11,830 8,273,234
Liabilities
Accrued management and investment advisory fees ........................................ 1,015 6 4,308
Accrued distribution fees .................................................................... 82 – 439
Accrued service fees ........................................................................ – – 2
Accrued transfer agent fees ................................................................. 323 – 797
Accrued directors' expenses ................................................................. 3 1 5
Accrued professional fees ................................................................... 26 15 43
Accrued other expenses ..................................................................... 83 6 138
Cash overdraft ............................................................................... 12,948 – 14
Payables:
Borrowing ............................................................................. – – 14,490
Fund shares redeemed ................................................................. 3,208 – 45,891
Investment securities purchased ...................................................... 57,494 207 75,900
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 323 ) ..... – – 160
Variation margin on futures ........................................................... – – 141
Collateral obligation on securities loaned, at value ......................................... – – 70,426
Total Liabilities
75,182 235 212,754
Net Assets Applicable to Outstanding Shares ............................................
$ 1,716,536 $ 11,595 $ 8,060,480
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,518,685 $ 6,636 $ 7,632,472
Total distributable earnings (accumulated loss) .............................................
197,851 4,959 428,008
Total Net Assets
$ 1,716,536 $ 11,595 $ 8,060,480

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
8
See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,700,000 100,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 123,571 N/A $ 871,237
Shares Issued and Outstanding ........................................................ 8,126 83,344
Net Asset Value per share ............................................................. $ 15 .21
(b)
$ 10 .45
(b)
Maximum Offering Price .............................................................
$ 16 .10 $ 10 .86
Class C : Net Assets .......................................................................... $ 75,424 N/A $ 338,306
Shares Issued and Outstanding ........................................................ 5,011 32,387
Net Asset Value per share .............................................................
$ 15 .05
(b)
$ 10 .45
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 42,268
Shares Issued and Outstanding ........................................................ 4,170
Net Asset Value per share .............................................................
$ 10 .14
(b)
Institutional : Net Assets ..................................................................... $ 1,505,914 $ 11,595 $ 5,129,359
Shares Issued and Outstanding ........................................................ 98,480 603 494,559
Net Asset Value per share .............................................................
$ 15 .29 $ 19 .24 $ 10 .37
R-1 : Net Assets .............................................................................. N/A N/A $ 654
Shares Issued and Outstanding ........................................................ 63
Net Asset Value per share .............................................................
$ 10 .32
R-2 : Net Assets .............................................................................. N/A N/A $ 1,558
Shares Issued and Outstanding ........................................................ 152
Net Asset Value per share .............................................................
$ 10 .24
R-3 : Net Assets .............................................................................. N/A N/A $ 1,434
Shares Issued and Outstanding ........................................................ 139
Net Asset Value per share .............................................................
$ 10 .29
R-4 : Net Assets .............................................................................. N/A N/A $ 1,035
Shares Issued and Outstanding ........................................................ 101
Net Asset Value per share .............................................................
$ 10 .27
R-5 : Net Assets .............................................................................. N/A N/A $ 3,939
Shares Issued and Outstanding ........................................................ 382
Net Asset Value per share .............................................................
$ 10 .32
R-6 : Net Assets .............................................................................. $ 11,627 N/A $ 1,670,690
Shares Issued and Outstanding ........................................................ 757 161,152
Net Asset Value per share .............................................................
$ 15 .37 $ 10 .37
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
9
See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 23,632 $ 24 $ 23,838
Withholding tax .................................................................................. (394) – (1,355)
Interest ............................................................................................ 1 12,412 16,467
Securities lending - net ...........................................................................
1 6 94
Total Income 23,240 12,442 39,044
Expenses:
Management and investment advisory fees ...................................................... 24,074 884 13,033
Distribution f ees - Class A ....................................................................... 825 N/A 58
Distribution f ees - Class C ....................................................................... 1,623 N/A 51
Distribution f ees - Class J ........................................................................ 117 32 N/A
Distribution f ees - R-1 ........................................................................... N/A 2 N/A
Distribution f ees - R-2 ........................................................................... N/A 11 N/A
Distribution f ees - R-3 ........................................................................... 10 16 –
Distribution f ees - R-4 ........................................................................... 3 3 –
Administrative service fees - R-1 ................................................................ N/A 2 N/A
Administrative service fees - R-2 ................................................................ N/A 7 N/A
Administrative service fees - R-3 ................................................................ 3 4 –
Administrative service fees - R-4 ................................................................ 1 1 –
Administrative service fees - R-5 ................................................................ – 1 –
Registration fees - Class A ....................................................................... 35 N/A 9
Registration fees - Class C ....................................................................... 17 N/A 8
Registration fees - Class J ........................................................................ 14 9 N/A
Registration fees - Institutional .................................................................. 86 11 21
Registration fees - R-6 ........................................................................... 28 N/A 26
Service fees - R-1 ................................................................................ N/A 2 N/A
Service fees - R-2 ................................................................................ N/A 9 N/A
Service fees - R-3 ................................................................................ 10 16 –
Service fees - R-4 ................................................................................ 7 8 –
Service fees - R-5 ................................................................................ 15 21 –
Shareholder reports - Class A .................................................................... 22 N/A 8
Shareholder reports - Class C .................................................................... 9 N/A 2
Shareholder reports - Class J ..................................................................... 27 20 N/A
Shareholder reports - Institutional ............................................................... 51 3 69
Shareholder reports - R-6 ........................................................................ 20 N/A 61
Transfer agent fees - Class A ..................................................................... 278 N/A 35
Transfer agent fees - Class C ..................................................................... 123 N/A 14
Transfer agent fees - Class J ..................................................................... 42 28 N/A
Transfer agent fees - Institutional ................................................................ 1,066 31 945
Chief compliance officer expenses ............................................................... 3 1 1
Custodian fees .................................................................................... 3 17 126
Directors' expenses ............................................................................... 62 21 34
Professional fees ................................................................................. 18 20 84
Other expenses ................................................................................... 43 8 17
Total Gross Expenses 28,635 1,188 14,602
Less: Reimbursement from Manager ............................................................ 1,888 95 805
Less: Reimbursement from Manager - Class A .................................................. – N/A 11
Less: Reimbursement from Manager - Class C .................................................. – N/A 15
Less: Reimbursement from Manager - Institutional ............................................. – – 446
Less: Reimbursement from Manager - R-6 ...................................................... – N/A 65
Less: Reimbursement from Distributor - Class J ................................................ 21 6 N/A
Total Net Expenses 26,726 1,087 13,260
Net Investment Income (Loss) (3,486) 11,355 25,784

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
10
See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a),(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 403,167 110,143 62,990
Foreign currency contracts ....................................................................... – – (809)
Foreign currency transactions .................................................................... – – (277)
Futures contracts ................................................................................. – – 5,761
Options and swaptions ........................................................................... – – 469
Swap agreements ................................................................................. – – 28,286
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (36,593) (141,641) 195,103
Foreign currency contracts ....................................................................... – – 74
Futures contracts ................................................................................. – – 7,163
Options and swaptions ........................................................................... – – (1,187)
Swap agreements ................................................................................. – – 15,184
Translation of assets and liabilities in foreign currencies ........................................ – – (108)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 366,574 (31,498) 312,649
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 363,088 $ (20,143) $ 338,433
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
11
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a),(b)
International Equity
Index Fund
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 6,430 $ 2,521 $ 10,508
Withholding tax .................................................................................. (5) (143) (685)
Interest ............................................................................................ 2 10,072 –
Securities lending - net ...........................................................................
– – 38
Total Income 6,427 12,450 9,861
Expenses:
Management and investment advisory fees ...................................................... 3,132 5,813 1,409
Distribution f ees - Class A ....................................................................... 18 34 N/A
Distribution f ees - Class C ....................................................................... N/A 74 N/A
Distribution f ees - R-1 ........................................................................... N/A N/A 1
Distribution f ees - R-2 ........................................................................... N/A N/A 1
Distribution f ees - R-3 ........................................................................... N/A N/A 19
Distribution f ees - R-4 ........................................................................... N/A N/A 5
Administrative service fees - R-1 ................................................................ N/A N/A 1
Administrative service fees - R-2 ................................................................ N/A N/A 1
Administrative service fees - R-3 ................................................................ N/A N/A 5
Administrative service fees - R-4 ................................................................ N/A N/A 1
Administrative service fees - R-5 ................................................................ N/A N/A 1
Registration fees - Class A ....................................................................... 8 8 N/A
Registration fees - Class C ....................................................................... N/A 4 N/A
Registration fees - Institutional .................................................................. 11 23 8
Registration fees - R-6 ........................................................................... 10 9 13
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-2 ................................................................................ N/A N/A 1
Service fees - R-3 ................................................................................ N/A N/A 19
Service fees - R-4 ................................................................................ N/A N/A 12
Service fees - R-5 ................................................................................ N/A N/A 20
Shareholder reports - Class A .................................................................... 1 3 N/A
Shareholder reports - Class C .................................................................... N/A 2 N/A
Shareholder reports - Institutional ............................................................... 2 73 3
Shareholder reports - R-6 ........................................................................ 1 1 1
Transfer agent fees - Class A ..................................................................... 14 22 N/A
Transfer agent fees - Class C ..................................................................... N/A 14 N/A
Transfer agent fees - Institutional ................................................................ 53 241 16
Custodian fees .................................................................................... 1 130 109
Directors' expenses ............................................................................... 8 10 12
Dividends and interest on securities sold short .................................................. – 1,345 –
Index license fees ................................................................................ – – 161
Professional fees ................................................................................. 13 115 44
Short sale fees .................................................................................... – 679 –
Other expenses ................................................................................... 5 26 6
Reverse repurchase agreement interest expense .................................................

Total Gross Expenses 3,277 8,785 1,870
Less: Reimbursement from Manager ............................................................ 227 146 –
Less: Reimbursement from Manager - Class A .................................................. 9 – N/A
Less: Reimbursement from Manager - Class C .................................................. N/A 12 N/A
Less: Reimbursement from Manager - Institutional ............................................. 8 311 27
Less: Reimbursement from Manager - R-6 ...................................................... – 55 107
Total Net Expenses 3,033 8,261 1,736
Net Investment Income (Loss) 3,394 4,189 8,125

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
12
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a),(b)
International Equity
Index Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 4,434 72,061 24,459
Foreign currency contracts ....................................................................... – (4,932) –
Foreign currency transactions .................................................................... 3 725 88
Futures contracts ................................................................................. – (8,122) 460
Options and swaptions ........................................................................... – 1,222 –
Short sales ........................................................................................ – (28,023) –
Swap agreements ................................................................................. – (1,766) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 123,867 (13,216) 120,656
Foreign currency contracts ....................................................................... – 1,709 –
Futures contracts ................................................................................. – 2,482 (113)
Options and swaptions ........................................................................... – 13 –
Short sales ........................................................................................ – 5,162 –
Swap agreements ................................................................................. – 1,871 –
Translation of assets and liabilities in foreign currencies ........................................ (3) (28) (180)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 128,301 29,158 145,370
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 131,695 $ 33,347 $ 153,495
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
13
See accompanying notes.
Amounts in thousands
International Small
Company Fund
(a)
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 8,998 $ 7 $ 15,142
Withholding tax .................................................................................. (893) – (2,061)
Interest ............................................................................................ – 2,945 5
Securities lending - net ...........................................................................
116 – 2
Total Income 8,221 2,952 13,088
Expenses:
Management and investment advisory fees ...................................................... 5,341 340 11,515
Distribution f ees - Class A ....................................................................... 5 64 7
Registration fees - Class A ....................................................................... 4 10 9
Registration fees - Institutional .................................................................. 9 10 11
Registration fees - R-6 ........................................................................... 10 N/A 17
Shareholder reports - Class A .................................................................... 1 2 1
Shareholder reports - Institutional ............................................................... 2 1 2
Shareholder reports - R-6 ........................................................................ 1 N/A 2
Transfer agent fees - Class A ..................................................................... 11 21 8
Transfer agent fees - Institutional ................................................................ 25 40 17
Chief compliance officer expenses ............................................................... – – 1
Custodian fees .................................................................................... 129 1 200
Directors' expenses ............................................................................... 10 3 16
Interest expense and fees ......................................................................... – 32 –
Professional fees ................................................................................. 26 22 24
Other expenses ................................................................................... 6 1 18
Total Gross Expenses 5,580 547 11,848
Less: Reimbursement from Manager ............................................................ – 41 –
Less: Reimbursement from Manager - Class A .................................................. 10 4 10
Less: Reimbursement from Manager - Institutional ............................................. – 16 –
Total Net Expenses 5,570 486 11,838
Net Investment Income (Loss) 2,651 2,466 1,250
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions .......................................................................... 61,382 633 102,059
Foreign currency transactions .................................................................... (305) – (4,473)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 0 and $ 2,205 , respectively) ........................... 78,359 2,340 237,789
Translation of assets and liabilities in foreign currencies ........................................ (14) – 250
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 139,422 2,973 335,625
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 142,073 $ 5,439 $ 336,875
(a)
Class A shares discontinued operations on February 23, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
14
See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 19,707 $ 22 $ 27,313
Withholding tax ............................................................................. (68) – –
Interest ....................................................................................... 1 – 159,075
Securities lending - net ......................................................................
1 2 240
Total Income 19,641 24 186,628
Expenses:
Management and investment advisory fees ................................................. 6,212 34 26,858
Distribution f ees - Class A .................................................................. 137 N/A 1,070
Distribution f ees - Class C .................................................................. 355 N/A 1,762
Distribution f ees - Class J ................................................................... N/A N/A 32
Distribution f ees - R-1 ...................................................................... N/A N/A 1
Distribution f ees - R-2 ...................................................................... N/A N/A 2
Distribution f ees - R-3 ...................................................................... N/A N/A 2
Distribution f ees - R-4 ...................................................................... N/A N/A 1
Administrative service fees - R-1 ........................................................... N/A N/A 1
Administrative service fees - R-2 ........................................................... N/A N/A 1
Administrative service fees - R-3 ........................................................... N/A N/A 1
Registration fees - Class A .................................................................. 12 N/A 23
Registration fees - Class C .................................................................. 9 N/A 12
Registration fees - Class J ................................................................... N/A N/A 8
Registration fees - Institutional ............................................................. 18 9 96
Registration fees - R-6 ...................................................................... 9 N/A 10
Service fees - R-1 ........................................................................... N/A N/A 1
Service fees - R-2 ........................................................................... N/A N/A 2
Service fees - R-3 ........................................................................... N/A N/A 2
Service fees - R-4 ........................................................................... N/A N/A 1
Service fees - R-5 ........................................................................... N/A N/A 4
Shareholder reports - Class A ............................................................... 8 N/A 22
Shareholder reports - Class C ............................................................... 6 N/A 14
Shareholder reports - Class J ................................................................ N/A N/A 18
Shareholder reports - Institutional .......................................................... 72 – 110
Shareholder reports - R-6 ................................................................... 1 N/A 9
Transfer agent fees - Class A ................................................................ 70 N/A 335
Transfer agent fees - Class C ................................................................ 52 N/A 177
Transfer agent fees - Class J ................................................................ N/A N/A 25
Transfer agent fees - Institutional ........................................................... 921 – 2,160
Chief compliance officer expenses .......................................................... 1 – 3
Custodian fees ............................................................................... 5 2 26
Directors' expenses .......................................................................... 18 1 66
Professional fees ............................................................................ 16 12 26
Other expenses .............................................................................. 9 – 30
Total Gross Expenses 7,931 58 32,911
Less: Reimbursement from Manager - Class A ............................................. 36 N/A –
Less: Reimbursement from Manager - Class C ............................................. 32 N/A –
Less: Reimbursement from Manager - Institutional ........................................ 445 18 –
Less: Reimbursement from Manager - R-6 ................................................. 9 N/A –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 6
Total Net Expenses 7,409 40 32,905
Net Investment Income (Loss) 12,232 (16) 153,723
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ..................................................................... 74,187 1,889 16,803
Foreign currency transactions ............................................................... 64 – –
Futures contracts ............................................................................ – – 2,730
Options and swaptions ...................................................................... – – 3,795
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 327,210 1,698 95,280
Futures contracts ............................................................................ – – 1,668
Options and swaptions ...................................................................... – – (515)
Translation of assets and liabilities in foreign currencies ................................... (3) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions 401,458 3,587 119,761
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 413,690 $ 3,571 $ 273,484

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
15
See accompanying notes.
Amounts in thousands Blue Chip Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (3,486) $ 1,204
Net realized gain (loss) on investments ............................................................................................. 403,167 316,866
Net change in unrealized appreciation/depreciation of investments ................................................................
(36,593) 1,825,862
Net Increase (Decrease) in Net Assets Resulting from Operations 363,088 2,143,932
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (273,239) (218,915)
Total Dividends and Distributions (273,239) (218,915)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
893,323 1,577,913
Total Increase (Decrease) in Net Assets 983,172 3,502,930
Net Assets
Beginning of period .................................................................................................................
7,837,554 4,334,624
End of period .......................................................................................................................
$ 8,820,726 $ 7,837,554
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ....................................... $ 134,353 $ 45,249 $ 39,960 $ 687,362 $ 1,554 $ 1,022 $ 1,635 $ 1,042,982
Reinvested .................................. 22,003 11,315 5,294 87,710 275 181 425 138,915
Redeemed ...................................
(102,441) (37,140) (36,296) (776,806) (2,404) (1,223) (1,077) (369,525)
Net Increase (Decrease) .........................
$ 53,915 $ 19,424 $ 8,958 $ (1,734) $ (575) $ (20) $ 983 $ 812,372
Shares:
Sold ....................................... 4,005 1,432 1,175 20,143 47 30 47 30,352
Reinvested .................................. 666 363 158 2,603 8 5 13 4,113
Redeemed ...................................
(3,057) (1,180) (1,076) (22,578) (72) (36) (32) (10,761)
Net Increase (Decrease) .........................
1,614 615 257 168 (17) (1) 28 23,704
Year Ended August 31, 2020
Dollars:
Sold ....................................... $ 330,206 $ 123,814 $ 80,027 $ 1,979,502 $ 3,089 $ 1,473 $ 6,893 $ 765,698
Reinvested .................................. 15,360 8,054 3,750 42,915 259 187 298 144,416
Redeemed ...................................
(153,829) (40,458) (45,104) (755,174) (2,485) (1,782) (4,409) (924,787)
Net Increase (Decrease) .........................
$ 191,737 $ 91,410 $ 38,673 $ 1,267,243 $ 863 $ (122) $ 2,782 $ (14,673)
Shares:
Sold ....................................... 12,395 4,890 2,934 74,141 115 56 254 27,502
Reinvested .................................. 601 332 145 1,644 10 7 12 5,521
Redeemed ...................................
(5,751) (1,583) (1,704) (27,142) (97) (66) (161) (32,947)
Net Increase (Decrease) .........................
7,245 3,639 1,375 48,643 28 (2) 105 76
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on
investments .................................. $ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)
Total Dividends and Distributions
$ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)
Year Ended August 31, 2020
From net investment income and net realized gain on
investments .................................. $ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Total Dividends and Distributions
$ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
16
See accompanying notes.
Amounts in thousands Bond Market Index Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 11,355 $ 54,211
Net realized gain (loss) on investments ............................................................................................. 110,143 28,601
Net change in unrealized appreciation/depreciation of investments ................................................................
(141,641) 66,873
Net Increase (Decrease) in Net Assets Resulting from Operations (20,143) 149,685
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (131,463) (58,976)
Total Dividends and Distributions (131,463) (58,976)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,392,595) 166,948
Total Increase (Decrease) in Net Assets (1,544,201) 257,657
Net Assets
Beginning of period .................................................................................................................
2,380,942 2,123,285
End of period .......................................................................................................................
$ 836,741 $ 2,380,942
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ............................................... $ 7,538 $ 170,922 $ 282 $ 1,364 $ 8,298 $ 1,211 $ 2,595
Reinvested .......................................... 7,097 116,860 240 1,145 2,125 1,081 2,898
Redeemed ...........................................
(11,400) (1,686,116) (210) (7,905) (3,417) (1,974) (5,229)
Net Increase (Decrease) .................................
$ 3,235 $ (1,398,334) $ 312 $ (5,396) $ 7,006 $ 318 $ 264
Shares:
Sold ............................................... 679 15,552 25 125 830 107 244
Reinvested .......................................... 686 11,062 23 111 206 104 279
Redeemed ...........................................
(1,058) (140,886) (19) (795) (324) (186) (498)
Net Increase (Decrease) .................................
307 (114,272) 29 (559) 712 25 25
Year Ended August 31, 2020
Dollars:
Sold ............................................... $ 30,747 $ 811,248 $ 899 $ 5,634 $ 8,353 $ 4,688 $ 11,807
Reinvested .......................................... 554 57,723 10 67 178 101 343
Redeemed ...........................................
(17,645) (722,611) (696) (2,117) (7,211) (4,014) (11,110)
Net Increase (Decrease) .................................
$ 13,656 $ 146,360 $ 213 $ 3,584 $ 1,320 $ 775 $ 1,040
Shares:
Sold ............................................... 2,679 69,730 77 489 731 406 1,020
Reinvested .......................................... 50 5,126 1 6 16 9 31
Redeemed ...........................................
(1,536) (61,846) (62) (185) (625) (351) (958)
Net Increase (Decrease) .................................
1,193 13,010 16 310 122 64 93
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ... $ (7,114) $ (116,860) $ (240) $ (1,145) $ (2,125) $ (1,081) $ (2,898)
Total Dividends and Distributions
$ (7,114) $ (116,860) $ (240) $ (1,145) $ (2,125) $ (1,081) $ (2,898)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ... $ (554) $ (57,723) $ (10) $ (67) $ (178) $ (101) $ (343)
Total Dividends and Distributions
$ (554) $ (57,723) $ (10) $ (67) $ (178) $ (101) $ (343)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
17
See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 25,784 $ 69,874
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... 96,420 (118,031)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
216,229 51,404
Net Increase (Decrease) in Net Assets Resulting from Operations 338,433 3,247
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (17,546) (96,919)
Total Dividends and Distributions (17,546) (96,919)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(47,985) (518,671)
Total Increase (Decrease) in Net Assets 272,902 (612,343)
Net Assets
Beginning of period .................................................................................................................
3,177,928 3,790,271
End of period .......................................................................................................................
$ 3,450,830 $ 3,177,928
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2021
(b)
Dollars:
Sold ................................................ $ 21,060 $ 126 $ 259,122 $ 46 $ – $ 41 $ 67,980
Reinvested ........................................... 83 – 10,673 – – – 6,294
Redeemed ............................................
(6,015) (12,365) (152,409) – – (16) (242,605)
Net Increase (Decrease) ..................................
$ 15,128 $ (12,239) $ 117,386 $ 46 $ – $ 25 $ (168,331)
Shares:
Sold ................................................ 1,718 11 21,820 4 – 3 5,850
Reinvested ........................................... 7 – 892 – – – 526
Redeemed ............................................
(509) (1,021) (13,117) – – (1) (21,131)
Net Increase (Decrease) ..................................
1,216 (1,010) 9,595 4 – 2 (14,755)
Year Ended August 31, 2020
Dollars:
Sold ................................................ $ 9,246 $ 478 $ 581,088 $ 37 $ – $ 25 $ 293,360
Reinvested ........................................... 940 143 59,146 3 – 2 34,843
Redeemed ............................................
(20,412) (5,378) (995,309) (11) – (66) (476,806)
Net Increase (Decrease) ..................................
$ (10,226) $ (4,757) $ (355,075) $ 29 $ – $ (39) $ (148,603)
Shares:
Sold ................................................ 856 44 52,290 4 – 2 26,766
Reinvested ........................................... 81 12 5,077 – – – 2,991
Redeemed ............................................
(1,918) (504) (93,511) (1) – (6) (43,586)
Net Increase (Decrease) ..................................
(981) (448) (36,144) 3 – (4) (13,829)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
(b)
From net investment income and net realized gain on investments .... $ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
Total Dividends and Distributions
$ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
Year Ended August 31, 2020
From net investment income and net realized gain on investments .... $ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Total Dividends and Distributions
$ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
18
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 3,394 $ 6,243
Net realized gain (loss) on investments and foreign currencies .................................................................... 4,437 46,455
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
123,864 6,587
Net Increase (Decrease) in Net Assets Resulting from Operations 131,695 59,285
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (47,266) (29,654)
Total Dividends and Distributions (47,266) (29,654)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
27,239 129,393
Total Increase (Decrease) in Net Assets 111,668 159,024
Net Assets
Beginning of period .................................................................................................................
852,960 693,936
End of period .......................................................................................................................
$ 964,628 $ 852,960
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ....................................................................................... $ 5,366 $ 17,057 $ 10,206
Reinvested .................................................................................. 711 4,807 40,574
Redeemed ...................................................................................
(3,567) (9,165) (38,750)
Net Increase (Decrease) .........................................................................
$ 2,510 $ 12,699 $ 12,030
Shares:
Sold ....................................................................................... 338 1,076 644
Reinvested .................................................................................. 44 295 2,479
Redeemed ...................................................................................
(223) (568) (2,473)
Net Increase (Decrease) .........................................................................
159 803 650
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 9,975 $ 66,971 $ 133,178
Reinvested .................................................................................. 364 1,564 27,287
Redeemed ...................................................................................
(3,584) (29,934) (76,428)
Net Increase (Decrease) .........................................................................
$ 6,755 $ 38,601 $ 84,037
Shares:
Sold ....................................................................................... 699 5,413 9,273
Reinvested .................................................................................. 24 101 1,759
Redeemed ...................................................................................
(261) (2,354) (5,303)
Net Increase (Decrease) .........................................................................
462 3,160 5,729
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ........................................... $ (715) $ (4,877) $ (41,674)
Total Dividends and Distributions
$ (715) $ (4,877) $ (41,674)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (364) $ (1,569) $ (27,721)
Total Dividends and Distributions
$ (364) $ (1,569) $ (27,721)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
19
See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,189 $ 19,216
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ... 31,165 (21,381)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , short sales , swap agreements and translation of assets & liabilities in foreign currencies .........................................
(2,007) 20,941
Net Increase (Decrease) in Net Assets Resulting from Operations 33,347 18,776
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (12,889) –
Total Dividends and Distributions (12,889) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(281,191) (556,309)
Total Increase (Decrease) in Net Assets (260,733) (537,533)
Net Assets
Beginning of period .................................................................................................................
801,423 1,338,956
End of period .......................................................................................................................
$ 540,690 $ 801,423
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2021
(b)
Dollars:
Sold ............................................................................. $ 16,832 $ 162 $ 43,014 $ 9,633
Reinvested ........................................................................ 267 50 8,856 289
Redeemed .........................................................................
(2,957) (17,483) (325,058) (14,796)
Net Increase (Decrease) ...............................................................
$ 14,142 $ (17,271) $ (273,188) $ (4,874)
Shares:
Sold ............................................................................. 1,485 15 3,812 855
Reinvested ........................................................................ 24 5 782 25
Redeemed .........................................................................
(267) (1,596) (28,646) (1,312)
Net Increase (Decrease) ...............................................................
1,242 (1,576) (24,052) (432)
Year Ended August 31, 2020
Dollars:
Sold ............................................................................. $ 6,523 $ 828 $ 341,435 $ 32,821
Redeemed .........................................................................
(21,346) (11,049) (218,027) (687,494)
Net Increase (Decrease) ...............................................................
$ (14,823) $ (10,221) $ 123,408 $ (654,673)
Shares:
Sold ............................................................................. 615 81 31,837 3,070
Redeemed .........................................................................
(2,005) (1,084) (20,773) (64,199)
Net Increase (Decrease) ...............................................................
(1,390) (1,003) 11,064 (61,129)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
(b)
From net investment income and net realized gain on investments ................................. $ (334) $ (52) $ (9,671) $ (2,832)
Total Dividends and Distributions
$ (334) $ (52) $ (9,671) $ (2,832)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ................................. $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ –
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
20
See accompanying notes.
Amounts in thousands International Equity Index Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 8,125 $ 24,091
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ 25,007 9,387
Net change in unrealized appreciation/depreciation of investments , futures and translation of assets & liabilities in foreign currencies ......................................................................................................................
120,363 37,323
Net Increase (Decrease) in Net Assets Resulting from Operations 153,495 70,801
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (27,015) (38,129)
Total Dividends and Distributions (27,015) (38,129)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(63,472) (30,816)
Total Increase (Decrease) in Net Assets 63,008 1,856
Net Assets
Beginning of period .................................................................................................................
1,097,873 1,096,017
End of period .......................................................................................................................
$ 1,160,881 $ 1,097,873
Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ................................................ $ 9,890 $ 31 $ 74 $ 1,620 $ 2,083 $ 2,373 $ 38,562
Reinvested ........................................... 950 7 8 315 203 338 25,194
Redeemed ............................................
(5,955) (78) (340) (4,541) (1,566) (4,255) (128,385)
Net Increase (Decrease) ..................................
$ 4,885 $ (40) $ (258) $ (2,606) $ 720 $ (1,544) $ (64,629)
Shares:
Sold ................................................ 911 3 7 154 190 219 3,630
Reinvested ........................................... 85 – 1 28 19 31 2,253
Redeemed ............................................
(553) (8) (31) (424) (146) (387) (11,835)
Net Increase (Decrease) ..................................
443 (5) (23) (242) 63 (137) (5,952)
Year Ended August 31, 2020
Dollars:
Sold ................................................ $ 18,406 $ 70 $ 205 $ 4,152 $ 4,754 $ 4,511 $ 174,561
Reinvested ........................................... 1,572 12 13 491 260 578 35,203
Redeemed ............................................
(35,453) (197) (437) (5,721) (3,694) (6,174) (223,928)
Net Increase (Decrease) ..................................
$ (15,475) $ (115) $ (219) $ (1,078) $ 1,320 $ (1,085) $ (14,164)
Shares:
Sold ................................................ 1,913 8 21 431 485 480 19,102
Reinvested ........................................... 148 1 1 47 24 55 3,315
Redeemed ............................................
(3,609) (20) (43) (595) (370) (647) (23,078)
Net Increase (Decrease) ..................................
(1,548) (11) (21) (117) 139 (112) (661)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments .... $ (950) $ (7) $ (8) $ (315) $ (203) $ (338) $ (25,194)
Total Dividends and Distributions
$ (950) $ (7) $ (8) $ (315) $ (203) $ (338) $ (25,194)
Year Ended August 31, 2020
From net investment income and net realized gain on investments .... $ (1,572) $ (12) $ (13) $ (491) $ (260) $ (578) $ (35,203)
Total Dividends and Distributions
$ (1,572) $ (12) $ (13) $ (491) $ (260) $ (578) $ (35,203)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
21
See accompanying notes.
Amounts in thousands International Small Company Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 2,651 $ 8,204
Net realized gain (loss) on investments and foreign currencies .................................................................... 61,077 (28,099)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
78,345 66,359
Net Increase (Decrease) in Net Assets Resulting from Operations 142,073 46,464
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (12,895) (27,587)
Total Dividends and Distributions (12,895) (27,587)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(191,940) 129,849
Total Increase (Decrease) in Net Assets (62,762) 148,726
Net Assets
Beginning of period .................................................................................................................
1,044,263 895,537
End of period .......................................................................................................................
$ 981,501 $ 1,044,263
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2021
(a)
Dollars:
Sold ....................................................................................... $ 290 $ 17,220 $ 55,759
Reinvested .................................................................................. 43 1,046 11,806
Redeemed ...................................................................................
(5,816) (23,439) (248,849)
Net Increase (Decrease) .........................................................................
$ (5,483) $ (5,173) $ (181,284)
Shares:
Sold ....................................................................................... 26 1,532 4,953
Reinvested .................................................................................. 4 89 990
Redeemed ...................................................................................
(482) (2,022) (21,440)
Net Increase (Decrease) .........................................................................
(452) (401) (15,497)
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 1,253 $ 53,224 $ 200,386
Reinvested .................................................................................. 119 1,106 26,362
Redeemed ...................................................................................
(1,499) (22,071) (129,031)
Net Increase (Decrease) .........................................................................
$ (127) $ 32,259 $ 97,717
Shares:
Sold ....................................................................................... 137 5,628 18,791
Reinvested .................................................................................. 10 97 2,306
Redeemed ...................................................................................
(150) (2,238) (12,064)
Net Increase (Decrease) .........................................................................
(3) 3,487 9,033
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
(a)
From net investment income and net realized gain on investments ........................................... $ (43) $ (1,046) $ (11,806)
Total Dividends and Distributions
$ (43) $ (1,046) $ (11,806)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (119) $ (1,106) $ (26,362)
Total Dividends and Distributions
$ (119) $ (1,106) $ (26,362)
(a)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
22
See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 2,466 $ 4,804
Net realized gain (loss) on investments ............................................................................................. 633 (1,272)
Net change in unrealized appreciation/depreciation of investments ................................................................
2,340 (3,908)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,439 (376)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (2,439) (4,773)
Total Dividends and Distributions (2,439) (4,773)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
6,094 2,185
Total Increase (Decrease) in Net Assets 9,094 (2,964)
Net Assets
Beginning of period .................................................................................................................
132,924 135,888
End of period .......................................................................................................................
$ 142,018 $ 132,924
Class A Institutional
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ................................................................................................. $ 5,635 $ 12,934
Reinvested ............................................................................................ 847 1,557
Redeemed .............................................................................................
(6,501) (8,378)
Net Increase (Decrease) ...................................................................................
$ (19) $ 6,113
Shares:
Sold ................................................................................................. 507 1,152
Reinvested ............................................................................................ 76 140
Redeemed .............................................................................................
(585) (750)
Net Increase (Decrease) ...................................................................................
(2) 542
Year Ended August 31, 2020
Dollars:
Sold ................................................................................................. $ 18,916 $ 26,901
Reinvested ............................................................................................ 1,699 3,025
Redeemed .............................................................................................
(21,795) (26,561)
Net Increase (Decrease) ...................................................................................
$ (1,180) $ 3,365
Shares:
Sold ................................................................................................. 1,732 2,476
Reinvested ............................................................................................ 156 278
Redeemed .............................................................................................
(2,060) (2,528)
Net Increase (Decrease) ...................................................................................
(172) 226
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ..................................................... $ (869) $ (1,570)
Total Dividends and Distributions
$ (869) $ (1,570)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (1,736) $ (3,037)
Total Dividends and Distributions
$ (1,736) $ (3,037)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
23
See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 1,250 $ 18,784
Net realized gain (loss) on investments and foreign currencies .................................................................... 97,586 40,345
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
238,039 183,179
Net Increase (Decrease) in Net Assets Resulting from Operations 336,875 242,308
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (17,592) (21,257)
Total Dividends and Distributions (17,592) (21,257)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,284,050 540,595
Total Increase (Decrease) in Net Assets 1,603,333 761,646
Net Assets
Beginning of period .................................................................................................................
1,857,870 1,096,224
End of period .......................................................................................................................
$ 3,461,203 $ 1,857,870
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ....................................................................................... $ 4,746 $ 88,938 $ 1,586,638
Reinvested .................................................................................. 17 601 16,940
Redeemed ...................................................................................
(1,028) (7,568) (405,234)
Net Increase (Decrease) .........................................................................
$ 3,735 $ 81,971 $ 1,198,344
Shares:
Sold ....................................................................................... 332 6,737 111,851
Reinvested .................................................................................. 1 45 1,275
Redeemed ...................................................................................
(77) (564) (31,764)
Net Increase (Decrease) .........................................................................
256 6,218 81,362
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 5,736 $ 14,587 $ 661,748
Reinvested .................................................................................. 34 268 20,953
Redeemed ...................................................................................
(4,644) (3,310) (154,777)
Net Increase (Decrease) .........................................................................
$ 1,126 $ 11,545 $ 527,924
Shares:
Sold ....................................................................................... 523 1,335 58,724
Reinvested .................................................................................. 3 23 1,813
Redeemed ...................................................................................
(433) (301) (13,852)
Net Increase (Decrease) .........................................................................
93 1,057 46,685
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ........................................... $ (17) $ (603) $ (16,972)
Total Dividends and Distributions
$ (17) $ (603) $ (16,972)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (35) $ (269) $ (20,953)
Total Dividends and Distributions
$ (35) $ (269) $ (20,953)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
24
See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 12,232 $ 26,964
Net realized gain (loss) on investments and foreign currencies .................................................................... 74,251 (234,454)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
327,207 (65,838)
Net Increase (Decrease) in Net Assets Resulting from Operations 413,690 (273,328)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (13,647) (54,509)
Total Dividends and Distributions (13,647) (54,509)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(275,789) (246,413)
Total Increase (Decrease) in Net Assets 124,254 (574,250)
Net Assets
Beginning of period .................................................................................................................
1,592,282 2,166,532
End of period .......................................................................................................................
$ 1,716,536 $ 1,592,282
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ............................................................................. $ 16,623 $ 1,766 $ 211,565 $ 1,638
Reinvested ........................................................................ 728 227 12,109 89
Redeemed .........................................................................
(24,251) (15,717) (478,776) (1,790)
Net Increase (Decrease) ...............................................................
$ (6,900) $ (13,724) $ (255,102) $ (63)
Shares:
Sold ............................................................................. 1,220 133 16,390 122
Reinvested ........................................................................ 57 18 953 7
Redeemed .........................................................................
(1,834) (1,223) (36,468) (131)
Net Increase (Decrease) ...............................................................
(557) (1,072) (19,125) (2)
Year Ended August 31, 2020
Dollars:
Sold ............................................................................. $ 24,533 $ 5,431 $ 408,894 $ 4,595
Reinvested ........................................................................ 3,179 1,809 46,420 243
Redeemed .........................................................................
(49,634) (36,833) (651,935) (3,115)
Net Increase (Decrease) ...............................................................
$ (21,922) $ (29,593) $ (196,621) $ 1,723
Shares:
Sold ............................................................................. 1,879 414 32,943 364
Reinvested ........................................................................ 236 131 3,472 18
Redeemed .........................................................................
(3,991) (3,012) (53,606) (232)
Net Increase (Decrease) ...............................................................
(1,876) (2,467) (17,191) 150
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ................................. $ (801) $ (233) $ (12,524) $ (89)
Total Dividends and Distributions
$ (801) $ (233) $ (12,524) $ (89)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ................................. $ (3,378) $ (1,955) $ (48,933) $ (243)
Total Dividends and Distributions
$ (3,378) $ (1,955) $ (48,933) $ (243)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
25
See accompanying notes.
Amounts in thousands Small- MidCap Growth Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (16) $ (32)
Net realized gain (loss) on investments ............................................................................................. 1,889 353
Net change in unrealized appreciation/depreciation of investments ................................................................
1,698 1,724
Net Increase (Decrease) in Net Assets Resulting from Operations 3,571 2,045
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (788) –
Total Dividends and Distributions (788) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,186 450
Total Increase (Decrease) in Net Assets 3,969 2,495
Net Assets
Beginning of period .................................................................................................................
7,626 5,131
End of period .......................................................................................................................
$ 11,595 $ 7,626
Institutional
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ........................................................................................................... $ 399
Reinvested ...................................................................................................... 788
Redeemed .......................................................................................................
(1)
Net Increase (Decrease) .............................................................................................
$ 1,186
Shares:
Sold ........................................................................................................... 26
Reinvested ...................................................................................................... 45
Net Increase (Decrease) .............................................................................................
71
Year Ended August 31, 2020
Dollars:
Sold ........................................................................................................... $ 450
Net Increase (Decrease) .............................................................................................
$ 450
Shares:
Sold ........................................................................................................... 32
Net Increase (Decrease) .............................................................................................
32
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ............................................................... $ (788)
Total Dividends and Distributions
$ (788)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ............................................................... $ –
Total Dividends and Distributions
$ –

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
26
See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 153,723 $ 274,568
Net realized gain (loss) on investments , futures and options and swaptions ....................................................... 23,328 (58,865)
Net change in unrealized appreciation/depreciation of investments , futures and options and swaptions ..........................
96,433 119,640
Net Increase (Decrease) in Net Assets Resulting from Operations 273,484 335,343
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (176,011) (294,361)
From tax return of capital ...........................................................................................................
– (404)
Total Dividends and Distributions (176,011) (294,765)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
437,677 1,725,510
Total Increase (Decrease) in Net Assets 535,150 1,766,088
Net Assets
Beginning of period .................................................................................................................
7,525,330 5,759,242
End of period .......................................................................................................................
$ 8,060,480 $ 7,525,330
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ................... $ 120,440 $ 25,056 $ 2,621 $ 1,024,605 $ 40 $ 153 $ 202 $ 68 $ 691 $ 211,919
Reinvested .............. 14,466 5,501 910 86,836 12 13 30 23 81 21,087
Redeemed ...............
(119,414) (62,896) (4,336) (790,030) (20) (191) (147) (99) (402) (99,542)
Net Increase (Decrease) .....
$ 15,492 $ (32,339) $ (805) $ 321,411 $ 32 $ (25) $ 85 $ (8) $ 370 $ 133,464
Shares:
Sold ................... 11,545 2,401 258 98,928 4 15 19 7 67 20,398
Reinvested .............. 1,388 528 90 8,397 1 1 3 2 8 2,040
Redeemed ...............
(11,431) (6,022) (428) (76,281) (2) (19) (14) (10) (39) (9,601)
Net Increase (Decrease) .....
1,502 (3,093) (80) 31,044 3 (3) 8 (1) 36 12,837
Year Ended August 31, 2020
Dollars:
Sold ................... $ 347,464 $ 66,453 $ 8,581 $ 2,770,700 $ 300 $ 603 $ 426 $ 166 $ 1,576 $ 759,895
Reinvested .............. 29,399 12,743 1,992 145,879 21 40 82 47 154 27,727
Redeemed ...............
(268,600) (180,666) (13,241) (1,796,262) (742) (558) (1,203) (574) (1,350) (185,542)
Net Increase (Decrease) .....
$ 108,263 $ (101,470) $ (2,668) $ 1,120,317 $ (421) $ 85 $ (695) $ (361) $ 380 $ 602,080
Shares:
Sold ................... 34,368 6,543 864 280,348 29 60 42 17 158 75,629
Reinvested .............. 2,905 1,260 203 14,521 2 4 8 5 16 2,761
Redeemed ...............
(26,508) (17,952) (1,378) (182,431) (72) (59) (126) (58) (142) (19,155)
Net Increase (Decrease) .....
10,765 (10,149) (311) 112,438 (41) 5 (76) (36) 32 59,235
Dividends and Distributions to
Shareholders:
Period Ended February 28, 2021
From net investment income and
net realized gain on investments $ (18,429) $ (6,143) $ (927) $ (113,504) $ (12) $ (30) $ (30) $ (23) $ (81) $ (36,832)
Total Dividends and
Distributions
$ (18,429) $ (6,143) $ (927) $ (113,504) $ (12) $ (30) $ (30) $ (23) $ (81) $ (36,832)
Year Ended August 31, 2020
From net investment income and
net realized gain on investments $ (34,841) $ (15,830) $ (2,015) $ (191,108) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,194)
From tax return of capital .... (47) (20) (3) (265) – – – – – (69)
Total Dividends and
Distributions
$ (34,888) $ (15,850) $ (2,018) $ (191,373) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,263)

Statement of Cash Flows
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
27
See accompanying notes.
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 33,347
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ............................................................................... (1,350,944)
Proceeds from sale of investment securities ........................................................................ 1,950,684
Net sales or (purchases) of short term securities ..................................................................... 442,669
Proceeds from ( p ayments on) p urchased o ptions, net .................................................................. (2,202)
Proceeds from ( p ayments on) short sales transactions, net .............................................................. (283,783)
Net accretion of bond discounts and amortization of premiums .......................................................... (274,265)
Proceeds from (payments on) OTC swaps, net ...................................................................... 1,035
Proceeds from ( p ayments on) option and swaption contracts written , net .................................................... 1,311
Change in unrealized ap preciation on investments .................................................................... 13,216
Change in unrealized ap preciation on OTC swaps .................................................................... (1,871)
Change in unrealized depreciation on options and swaptions ............................................................ (13)
Change in unrealized appreciation on shorts ........................................................................ (5,162)
Net realized gain (loss) from investments .......................................................................... (72,061)
Net realized gain (loss) from OTC swaps .......................................................................... 1,766
Net realized gain (loss) from options and swaptions .................................................................. (1,222)
Net realized gain (loss) from shorts .............................................................................. 28,023
(Increase) decrease in dividends and interest receivable ............................................................... 2,653
(Increase) decrease in fund shares sold ........................................................................... (40)
(Increase) decrease in deposits with counterparty .................................................................... 66,197
(Increase) decrease in investment securities sold .................................................................... (32,829)
(Increase) decrease in variation margin on futures, net ................................................................ (406)
(Increase) decrease in variation margin on swaps, net ................................................................. 64
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... (405)
Increase (decrease) in dividends and interest on securities sold short ...................................................... (313)
Increase (decrease) in fund shares redeemed ........................................................................ 1,766
Increase (decrease) in deposits from counterparty .................................................................... (220)
Increase (decrease) in investment securities purchased ................................................................ 40,010
Increase (decrease) in foreign currency contracts, net ................................................................. (1,709)
Increase (decrease) in unrealized loss on unfunded loan commitments ..................................................... 28
Net cash provided by operating activities 555,324
Cash Flows from Financing Activities:
Net payments from reverse repurchase agreements ................................................................... (262,009)
Proceeds from shares sold ..................................................................................... 69,641
Dividends and distributions paid to shareholders ..................................................................... (3,427)
Payment on shares redeemed ................................................................................... (360,294)
Net cash used in financing activities (556,089)
Net increase (decrease) in cash and foreign currency .................................................................. (765)
Cash and Foreign Currency:
Beginning of period ......................................................................................... $ 3,532
End of period ..............................................................................................
$ 2,767
Supplemental disclosure of cash flow information:
Reverse repurchase agreement interest paid ........................................................................ $ 159
R einvestment of dividends and distributions paid to shareholders ......................................................... $ 9,462

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
28
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market
Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, International Equity Index Fund, International
Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-
MidCap Growth Fund, and Spectrum Preferred and Capital Securities Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A and Class C shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective February 23, 2021, Class C shares discontinued and converted into Class A shares for Diversified Real Asset Fund and Global
Multi-Asset Strategy Fund.
Effective February 23, 2021, Class A shares were liquidated for International Small Company Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other publicly traded investment funds. The shares of the other series of Principal Funds, Inc. are referred to as the “Affiliated Underlying Funds” and collectively, with other publicly traded investment funds, are referred to as the “Underlying Funds”. Investments in the Underlying Funds are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
29
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February
28, 2021:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Diversified Real Asset Fund
Euro 7 .4%
Canadian Dollar 5 .2
International Equity Index Fund
Euro 31 .8%
Japanese Yen 25 .1
British Pound Sterling 14 .1
Swiss Franc 9 .1
Australian Dollar 7 .1
International Small Company Fund
Japanese Yen 24 .9%
Euro 23 .0
British Pound Sterling 16 .5
Canadian Dollar 10 .2
Australian Dollar 6 .0
Origin Emerging Markets Fund
Hong Kong Dollar 27 .2%
New Taiwan Dollar 16 .9
South Korean Won 10 .8
Indian Rupee 6 .7
South African Rand 5 .4
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
30
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities
(“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2021, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any accrued foreign tax liability is shown on the statement of assets and liabilities. At February 28, 2021, Origin
Emerging Markets Fund had an accrued tax liability of $2,205,000 relating to foreign securities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
31
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2021, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the LIBOR rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of February 28, 2021, Blue Chip Fund and Spectrum Preferred and Capital Securities Income Fund had outstanding borrowings of $52,935,000 and $14,490,000, respectively. As of February 28, 2021, there were no outstanding loans on the Facility.
During the period ended February 28, 2021, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended February 28, 2021, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds, with the exception of Diversified Real Asset Fund, participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively.
Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to
Net Assets
Percent of
Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 511,869 14.83%
GMS Cayman Corporation 9,368 1.73
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 394 0.58%
Bond Market Index Fund 318 0.61
Diversified Real Asset Fund 156 0.60
Edge MidCap Fund 723 0.62
Global Multi-Strategy Fund 169 0.60
International Equity Index Fund 2 0.62
Origin Emerging Markets Fund 1,618 0.59
Small- MidCap Dividend Income Fund 290 0.60
Spectrum Preferred and Capital Securities Income Fund 779 0.67
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 6,786 0.61%
Diversified Real Asset Fund 769 0.59
International Equity Index Fund 654 0.61
International Small Company Fund 313 0.61
Opportunistic Municipal Fund 8 0.61
Origin Emerging Markets Fund 2,769 0.70
Spectrum Preferred and Capital Securities Income Fund 240 0.70
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
32
each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .20% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The Funds did not borrow against the line of credit during the period ended February 28, 2021.
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
33
As of February 28, 2021, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
ANZ Stockbroking
Foreign Currency Contracts $ — $ (18 8 ) $ (18 8 )
$ — $ (18 8 ) $ (18 8 ) $ — $ (18 8 )
Bank of America NA
Foreign Currency Contracts 13 6 (132) 4
Total Return Swaps — (1) (1)
$ 13 6 $ (133) $ 3 $ — $ 3
Barclays Bank PLC
Foreign Currency Contracts — (10) (10)
Purchased Capped Options 209 — 209
Purchased Interest Rate Swaptions 1,24 5 — 1,24 5
Written Capped Options — (122) (122)
Written Interest Rate Swaptions — (1,77 8 ) (1,77 8 )
$ 1,454 $ (1,91 0 ) $ (456) $ — $ (456)
BNP Paribas
Foreign Currency Contracts — (1) (1)
$ — $ (1) $ (1) $ — $ (1)
Citigroup Inc
Foreign Currency Contracts 16 (4) 12
Purchased Options 22 — 22
$ 38 $ (4) $ 34 $ (20) $ 1 4
Deutsche Bank AG
Foreign Currency Contracts — — —
Purchased Interest Rate Swaptions 43 3 — 43 3
Written Interest Rate Swaptions — (1,575) (1,575)
$ 43 3 $ (1,575) $ (1,14 2 ) $ — $ (1,14 2 )
Goldman Sachs & Co
Foreign Currency Contracts 138 (51) 8 7
$ 138 $ (51) $ 8 7 $ — $ 8 7
HSBC Securities Inc
Foreign Currency Contracts 61 (13) 48
$ 61 $ (13) $ 48 $ — $ 48
JPMorgan Chase
Foreign Currency Contracts 61 (3 3 ) 28
Purchased Interest Rate Swaptions 281 — 281
Written Interest Rate Swaptions — (102) (102)
$ 342 $ (13 5 ) $ 20 7 $ (170) $ 37
M3 Capital Partners
Total Return Swaps 7,2 80 — 7,2 80
$ 7,2 80 $ — $ 7,2 80 $ — $ 7,2 80
Merrill Lynch
Total Return Swaps 5,6 43 — 5,643
$ 5,6 43 $ — $ 5,643 $ — $ 5,643
Morgan Stanley & Co
Foreign Currency Contracts 3 (13) (10)
Purchased Interest Rate Swaptions 408 — 408
Written Interest Rate Swaptions — (378) (378)
$ 41 1 $ (39 1 ) $ 2 0 $ (20) $ —
Royal Bank of Scotland
Foreign Currency Contracts 3 (3) —
$ 3 $ (3) $ — $ — $ —
Societe Generale
Total Return Swaps 3, 546 (1) 3,54 5
$ 3, 546 $ (1) $ 3,54 5 $ — $ 3,54 5
UBS AG
Foreign Currency Contracts 278 (270) 8
$ 278 $ (270) $ 8 $ — $ 8
Westpac Banking Corporation
Foreign Currency Contracts — (2) (2)
$ — $ (2) $ (2) $ — $ (2)
Total OTC $ 19,7 63 $ (4, 677 ) $ 15,086 $ (210) $ 14,876
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
34
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts $ 6,0 14 $ (5,13 6 ) $ 8 78
Purchased Interest Rate Swaptions 54 — 54
$ 6,0 68 $ (5,13 6 ) $ 93 2 $ — $ 93 2
Bank of New York Mellon
Foreign Currency Contracts 43 (197) (15 4 )
$ 43 $ (197) $ (15 4 ) $ — $ (15 4 )
Barclays Bank PLC
Credit Default Swaps 174 — 174
Foreign Currency Contracts 5 (1) 4
Purchased Options 26 — 26
Written Options — (35) (35)
$ 205 $ (36) $ 169 $ — $ 1 69
BMO Capital Markets
Foreign Currency Contracts 26 — 26
$ 26 $ — $ 26 $ — $ 26
BNP Paribas
Foreign Currency Contracts 52 — 52
Purchased Options 43 — 43
$ 95 $ — $ 95 $ — $ 95
Citigroup Inc
Credit Default Swaps 85 — 85
Foreign Currency Contracts — — —
Purchased Options 35 — 35
$ 120 $ — $ 120 $ — $ 120
Deutsche Bank AG
Purchased Options 36 — 36
Written Options — (11) (11)
$ 36 $ (11) $ 25 $ — $ 25
Goldman Sachs & Co
Credit Default Swaps 11 (9) 2
Purchased Options 96 — 96
Written Options — (8 3 ) (8 3 )
$ 107 $ (9 2 ) $ 1 5 $ — $ 1 5
HSBC Securities Inc
Foreign Currency Contracts 18 2 (17 7 ) 5
Total Return Swaps 58 (2) 56
$ 240 $ (179) $ 61 $ — $ 61
Jefferies & Company
Purchased Options 108 — 108
$ 108 $ — $ 108 $ — $ 108
JPMorgan Chase
Foreign Currency Contracts 327 (44 6 ) (119)
Purchased Options 80 — 80
Total Return Swaps 4 6 — 46
Written Options — (46) (46)
$ 45 3 $ (49 2 ) $ (39) $ 39 $ —
Merrill Lynch
Foreign Currency Contracts 2 — 2
$ 2 $ — $ 2 $ — $ 2
Morgan Stanley & Co
Equity Basket Swaps 177 (442) (265)
Foreign Currency Contracts 30 (183) (153)
Interest Rate Swaps 23 — 23
Purchased Options 18 3 — 18 3
Written Options — (77) (77)
$ 41 3 $ (702) $ (289) $ 289 $ —
Nomura Securities
Purchased Options 29 — 29
Written Options — (2) (2)
$ 29 $ (2) $ 27 $ — $ 27
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 17 — 17
Purchased Options 37 — 37
Written Options — (17) (17)
$ 54 $ (17) $ 37 $ — $ 3 7
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
35
Financial
Instrument: Repurchase Agreements and Reverse Repurchase Agreements
Global Multi-Strategy Fund
* The fund has pledged cash and securities to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the period ended February 28, 2021, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of February 28, 2021, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of February 28, 2021, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties,
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund (continued)
Toronto Dominion Bank
Foreign Currency Contracts $ — $ (3) $ (3)
$ — $ (3) $ (3) $ — $ (3)
UBS AG
Purchased Options 46 — 46
$ 46 $ — $ 46 $ — $ 46
Total OTC $ 8, 045 $ (6, 867 ) $ 1,1 78 $ $ 1,506
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
Counterparty
Repurchase Agreement
Proceeds to be Received
Payable for Reverse
Repurchase Agreements Net Receivable/(Payable)
Collateral
(Received)/Pledged Net Exposure
Merrill Lynch $ 96,248 $ (150,668) $ (54,420) $ 51,200* $ (3,220)
Repurchase
Agreements
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ — $ 2,960 $ — $ — $ 2,960
Global Multi-Strategy Fund 2,089 12,875 12,860 45,455 73,279
International Equity Index Fund — 86 — — 86
Spectrum Preferred and Capital Securities Income Fund — 8,029 — — 8,029
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 230
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
36
as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floater) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the "floating rate notes issued" as of  February
28, 2021 was $7,691,000. The average outstanding balance for the liability during the period ended February 28, 2021 was $6,261,000 at a weighted average annual interest rate of 1.02%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The
Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S. Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
37
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the period, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital
Securities Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
38
663
Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. The average amount of borrowings outstanding during the year ended February 28, 2021 was $91,117,000 at a weighted average interest rate of 0.380%.
The breakdown of obligations owned, security type sold and remaining maturity for the reverse repurchase agreements are included in the schedules of investments.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
Security lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are categorized as Level 2 within the disclosure hierarchy. As of February 28, 2021, the commitments were as follows
(amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security.
The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale
Unfunded Loan
Commitment
Unrealized Gain/
(Loss)
Diversified Real Asset Fund $ 13,836 $ 993
Global Multi-Strategy Fund (33)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
39
transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities.
The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the preliminary last traded price from the trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
40
the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2021 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
41
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Affiliated Underlying Funds.  The Manager is committed to minimizing the potential impact of underlying fund risk on Affiliated Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Affiliated Underlying Funds can be found at www.principalfunds.com.
As of February 28, 2021, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Affiliated Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Percentage of
Outstanding Shares
Owned
Blue Chip Fund 38.00%
Bond Market Index Fund 65.20
Diversified Real Asset Fund
11.22
Edge MidCap Fund 83.93
International Equity Index Fund 53.76
International Small Company Fund 82.16
Origin Emerging Markets Fund 43.75
Spectrum Preferred and Capital Securities Income Fund 9.44
Asset Derivatives February 28, 2021 Liability Derivatives February 28, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 48,218
*
Payables, Total distributable earnings (accumulated loss)
$ 10,999
*
Foreign exchange contracts Receivables
$ 718
Payables
$ 720
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 10,195
*
Payables, Total distributable earnings (accumulated loss)
$ 8,661
*
Total
$ 59,131 $ 20,380
Global Multi-Strategy Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,719
*
Payables, Total distributable earnings (accumulated loss)
$ 238
*
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 389
*
Payables, Total distributable earnings (accumulated loss)
$ 492
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
42
Asset Derivatives February 28, 2021 Liability Derivatives February 28, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 865
*
Payables, Total distributable earnings (accumulated loss)
$ 3,181
*
Foreign exchange contracts Receivables
$ 7,417
Payables
$ 6,421
*
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 3,470
*
Payables, Total distributable earnings (accumulated loss)
$ 3,968
*
Total
$ 13,860 $ 14,300
International Equity Index Fund
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 48
*
Payables, Total distributable earnings (accumulated loss)
$ —
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,514
*
Payables, Total distributable earnings (accumulated loss)
$ 160
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 32,464 $ 20,369
Foreign exchange contracts Net realized gain (loss) from Investment transactions and Foreign currency contracts/Net
change in unrealized appreciation/(depreciation)
of Investments and Foreign currency contracts
$ (804) $ 82
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ 2,029 $ 517
Total $ 33,689 $ 20,968
Global Multi-Strategy Fund
Commodity contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Investments and
Futures contracts
$ 1,094 $ 2,038
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (430) $ (879)
Equity contracts Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (7,881) $ (515)
Foreign exchange contracts Net realized gain (loss) from Investment transactions, Foreign currency contracts, Futures
contracts, and Options and swaptions /Net change
in unrealized appreciation/(depreciation) of
Investments, Foreign currency contracts, Futures
contracts, and Options and swaptions .
$ (4,132) $ 1,366
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (4,183) $ 3,592
Total $ (15,532) $ 5,602
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
43
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended February 28, 2021 (amount in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
International Equity Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 460 $ (113)
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ 3,066 $ 1,863
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$ 372,469
Futures - Short
266,396
Total Return Swaps - Receive Positive Return
247,859
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
47,319
Foreign Currency Contracts - Contracts to Deliver
79,889
Purchased Options
2,455
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
266,255
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
328,051
Futures - Long
71,884
Futures - Short
53,280
Purchased Capped Options
43,685
Purchased Interest Rate Swaptions
104,936
Purchased Options
575
Written Capped Options
45,205
Written Interest Rate Swaptions
428,847
Written Options
418
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
$24,415
Futures - Short
16,235
Purchased Options
2
Credit Contracts
Credit Default Swaps – Buy Protection
11,762
Credit Default Swaps – Sell Protection
4,402
Exchange Cleared Credit Default Swaps – Buy Protection
21,419
Exchange Cleared Credit Default Swaps – Sell Protection
6,186
Equity Contracts
Futures - Long
22,699
Futures - Short
49,585
Purchased Options
43
Total Return Equity Basket Swaps
61,705
Total Return Swaps - Pay Positive Return
218
Written Options
34
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
305,103
Foreign Currency Contracts - Contracts to Deliver
317,639
Futures - Long
98
Futures - Short
1,220
Purchased Options
54,842
Written Options
27,416
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
147,545,790
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
70,581,233
Futures - Long
377,962
Futures - Short
187,943
Interest Rate Swaps - Pay Floating Rate
11,565
Interest Rate Swaps - Receive Floating Rate
31,594
Purchased Interest Rate Swaptions
42,078
Purchased Options
1,983
Total Return Swaps - Receive Positive Return
4,952
Written Interest Rate Swaptions
12,377
Written Options
1,621
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
44
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds,
OTC derivatives, senior floating rate interests, reverse repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Valuation models rely on one or more significant unobservable inputs. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be
Contract Type Derivative Type Average Notional
International Equity Index Fund
Equity Contracts
Futures - Long
$ 2,138
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts Futures - Long 53,513
Futures - Short
125,199
Purchased Options
1,125
Written Options
483
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
45
affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,814,407 $ — $ — $ 8,814,407
Investment Companies 2 — — 2
Total investments in securities $ 8,814,409 $ — $ — $ 8,814,409
Bond Market Index Fund
Bonds* — 266,833 — 266,833
Investment Companies 99,790 — — 99,790
Municipal Bonds* — 4,415 — 4,415
U.S. Government & Government Agency Obligations* — 535,332 — 535,332
Total investments in securities $ 99,790 $ 806,580 $ — $ 906,370
Diversified Real Asset Fund
Bonds* — 428,945 — 428,945
Commodity Indexed Structured Notes* — 30,953 — 30,953
Common Stocks
Basic Materials 210,959 142,443 — 353,402
Communications 3,825 2,530 — 6,355
Consumer, Cyclical 12,387 8,614 17 21,018
Consumer, Non-cyclical 55,926 69,236 42 125,204
Diversified 2,612 — — 2,612
Energy 339,114 73,144 4 412,262
Financial 182,347 113,855 — 296,202
Industrial 73,042 145,387 — 218,429
Technology 188 — 2,429 2,617
Utilities 189,324 178,011 — 367,335
Investment Companies 129,315 — — 129,315
Preferred Stocks
Industrial 125 147 4 276
Utilities 3,167 — — 3,167
Senior Floating Rate Interests* — 260,766 — 260,766
U.S. Government & Government Agency Obligations* — 791,491 — 791,491
Purchased Options 177 22 — 199
Purchased Interest Rate Swaptions — 2,367 — 2,367
Purchased Capped Options — 209 — 209
Total investments in securities $ 1,202,508 $ 2,248,120 $ 2,496 $ 3,453,124
Assets
Commodity Contracts
Futures** 31,749 — — 31,749
Total Return Swaps — 16,469 — 16,469
Foreign Exchange Contracts
Foreign Currency Contracts — 696 — 696
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 6,952 — 6,952
Futures** 490 — — 490
Liabilities
Commodity Contracts
Futures** (10,997) — — (10,997)
Total Return Swaps — (2) — (2)
Foreign Exchange Contracts
Foreign Currency Contracts — (720) — (720)
Interest Rate Contracts
Capped Options — (122) — (122)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
46
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Exchange Cleared Interest Rate Swaps** $ — $ (4,308) $ — $ (4,308)
Futures** (194) — — (194)
Interest Rate Swaptions — (3,833) — (3,833)
Written Options (204) — — (204)
Edge MidCap Fund
Common Stocks
Basic Materials 21,655 — — 21,655
Communications 28,103 15,761 — 43,864
Consumer, Cyclical 103,424 — — 103,424
Consumer, Non-cyclical 154,604 — — 154,604
Energy 37,805 — — 37,805
Financial 180,531 — — 180,531
Industrial 213,773 — — 213,773
Technology 148,829 — — 148,829
Utilities 38,743 — — 38,743
Investment Companies 20,851 — — 20,851
Total investments in securities $ 948,318 $ 15,761 $ — $ 964,079
Global Multi-Strategy Fund
Bonds* — 185,754 929 186,683
Common Stocks
Basic Materials 7,218 4,170 — 11,388
Communications 25,529 1,357 — 26,886
Consumer, Cyclical 24,497 6,45 8 4 5 31,000
Consumer, Non-cyclical 37,065 7,496 1,739 46,300
Diversified 23 151 — 174
Energy 4,049 1,081 6 5,136
Financial 29,447 5,276 307 35,030
Industrial 23,066 8,789 — 31,855
Technology 25,782 2,910 337 29,029
Utilities 2,126 1,695 — 3,821
Convertible Bonds* — 3,795 — 3,795
Convertible Preferred Stocks
Consumer, Cyclical — — 88 88
Consumer, Non-cyclical 734 — — 734
Energy 2 2 — 2,031 2,053
Financial 41 9 — 22 8 647
Utilities 88 — — 88
Credit Linked Structured Notes* — 7,355 — 7,355
Investment Companies 116,333 — — 116,333
Preferred Stocks
Basic Materials — 13 1 — 13 1
Communications — — — —
Consumer, Cyclical — 70 — 70
Financial — — 63 3 63 3
Technology — — 3 3
Repurchase Agreements* — 96,248 — 96,248
Senior Floating Rate Interests* — 4,742 — 4,742
U.S. Government & Government Agency Obligations* — 138,609 — 138,609
Purchased Options 586 719 — 1,305
Purchased Interest Rate Swaptions — 54 — 54
Total investments in securities $ 296,984 $ 476,860 $ 6,346 $ 780,190
Short Sales
Bonds — (4,088) — (4,088)
Common Stocks
Basic Materials (3,336) (1,147) — (4,483)
Communications (4,181) (704) — (4,885)
Consumer, Cyclical (12,073) (3,112) — (15,185)
Consumer, Non-cyclical (10,058) (3,370) — (13,428)
Energy (4,720) (628) — (5,348)
Financial (10,826) (3,258) — (14,084)
Industrial (8,210) (5,772) — (13,982)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
47
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Technology $ (7,160) $ (1,842) $ — $ (9,002)
Utilities (4,552) (782) — (5,334)
Preferred Stocks
Consumer, Cyclical — (275) — (275)
Industrial — (48) — (48)
U.S. Government & Government Agency Obligations — (75,917) — (75,917)
Total Short Sales $ (65,116) $ (100,943) $ — $ (166,059)
Reverse Repurchase Agreements — (150,668) — (150,668)
Assets
Credit Contracts
Credit Default Swaps — 270 — 270
Exchange Cleared Credit Default Swaps** — 119 — 119
Commodity Contracts
Futures** 1,712 — — 1,712
Equity Contracts
Futures** 169 — — 169
Total Return Equity Basket Swaps — 177 — 177
Foreign Exchange Contracts
Foreign Currency Contracts — 6,698 — 6,698
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 2,559 — 2,559
Futures** 670 — — 670
Interest Rate Swaps — 23 — 23
Total Return Swaps — 104 — 104
Liabilities
Credit Contracts
Credit Default Swaps — (9) — (9)
Exchange Cleared Credit Default Swaps** — (483) — (483)
Commodity Contracts
Futures** (238) — — (238)
Equity Contracts
Futures** (2,420) — — (2,420)
Written Options (319) — — (319)
Total Return Equity Basket Swaps — (442) — (442)
Foreign Exchange Contracts
Foreign Currency Contracts — (6,143) — (6,143)
Futures** (7) — — (7)
Written Options — (271) — (271)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (2,966) — (2,966)
Futures** (918) — — (918)
Total Return Swaps — (2) — (2)
Written Options (82) — — (82)
International Equity Index Fund
Common Stocks
Basic Materials — 84,096 — 84,096
Communications 1,393 68,190 — 69,583
Consumer, Cyclical 334 155,556 — 155,890
Consumer, Non-cyclical 1,596 280,330 — 281,926
Diversified — 2,537 — 2,537
Energy — 43,181 — 43,181
Financial — 234,157 — 234,157
Industrial — 161,860 — 161,860
Technology 1,298 66,948 — 68,246
Utilities — 40,511 — 40,511
Investment Companies 19,624 — — 19,624
Preferred Stocks
Basic Materials — 274 — 274
Consumer, Cyclical — 3,948 — 3,948
Consumer, Non-cyclical — 1,261 — 1,261
Industrial — 1,313 — 1,313
Total investments in securities $ 24,245 $ 1,144,162 $ — $ 1,168,407
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
48
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Assets
Equity Contracts
Futures** $ 48 $ — $ — $ 48
International Small Company Fund
Common Stocks
Basic Materials 17,537 60,660 — 78,197
Communications — 42,424 — 42,424
Consumer, Cyclical 5,770 146,959 — 152,729
Consumer, Non-cyclical 13,900 109,021 — 122,921
Diversified — 1,601 — 1,601
Energy 14,603 19,977 — 34,580
Financial 9,418 193,814 — 203,232
Industrial 21,411 193,407 — 214,818
Technology 16,435 79,855 — 96,290
Utilities 15,861 7,314 — 23,175
Investment Companies 26,485 — — 26,485
Preferred Stocks
Industrial — 2,951 — 2,951
Total investments in securities $ 141,420 $ 857,983 $ — $ 999,403
Opportunistic Municipal Fund
Investment Companies 184 — — 184
Municipal Bonds* — 145,807 269 146,076
Total investments in securities $ 184 $ 145,807 $ 269 $ 146,260
Origin Emerging Markets Fund
Common Stocks
Basic Materials 72,462 162,637 — 235,099
Communications 389,503 459,253 — 848,756
Consumer, Cyclical — 241,718 — 241,718
Consumer, Non-cyclical — 170,140 — 170,140
Energy — 67,867 — 67,867
Financial 69,193 353,556 — 422,749
Industrial — 470,059 — 470,059
Technology 192,012 656,881 — 848,893
Utilities — 45,489 — 45,489
Investment Companies 102,525 — — 102,525
Preferred Stocks 36,489 — — 36,489
Total investments in securities $ 862,184 $ 2,627,600 $ — $ 3,489,784
Small- MidCap Dividend Income Fund
Common Stocks* 1,557,005 — — 1,557,005
Investment Companies 162,898 — — 162,898
Total investments in securities $ 1,719,903 $ — $ — $ 1,719,903
Small- MidCap Growth Fund
Common Stocks* 11,306 — — 11,306
Investment Companies 413 — — 413
Total investments in securities $ 11,719 $ — $ — $ 11,719
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 6,963,460 — 6,963,460
Convertible Preferred Stocks
Financial 110,300 — — 110,300
Industrial 25,620 — — 25,620
Investment Companies 172,060 — — 172,060
Preferred Stocks
Communications 97,335 — — 97,335
Consumer, Non-cyclical — 25,821 — 25,821
Energy 54 — — 54
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
49
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund
Financial $ 470,765 $ 19,090 $ — $ 489,855
Government — 68,976 — 68,976
Utilities 121,061 1,835 — 122,896
Purchased Options 5 — — 5
Total investments in securities $ 997,200 $ 7,079,182 $ — $ 8,076,382
Assets
Interest Rate Contracts
Futures** 1,509 — — 1,509
Liabilities
Interest Rate Contracts
Written Options (160) — — (160)
Fund
Fair Value
as of February
28, 2021
Valuation Technique Unobservable Input
Input Valuations
(Weighted Average)*
Impact to
Valuation if Input
had Increased
Global Multi-Strategy Fund
Bonds $ 282 Cash Payout Methodology Probability Factor 5% - 30% Variable
647 Indicative Market Quotations Broker Quote $ 17.79 – 99.14 ($ 68.72) Increase
Common Stocks 293 Comparable Debt Methodology Internal Rate of Return 19.40% Increase
38 Enterprise Valuation Model Enterprise Value to Revenue Multiple 5.64x Increase
Discount Rate 15% Decrease
Option Pricing Model – Volatility 51.21% Variable
2 Enterprise Valuation Model NTM Revenue Multiple 4.25x Increase
Option Pricing Model – Volatility 94% Variable
Discount for Lack of Marketability 10% Decrease
1,764 Indicative Market Quotations Broker Quote $ 0.01 – 580.00 ($ 571.78) Increase
337 Transactions of Indicative Value Acquisition Price $ 36.50 Increase
Convertible
Preferred Stock
2,204 Indicative Market Quotations Broker Quote $0.47 – 200.00 ($16.58)
Increase
88 Enterprise Valuation Model Enterprise Value to Revenue Multiple 5.64x Increase
Discount Rate 15% Decrease
Option Pricing Model – Volatility 51.21% Variable
55 Enterprise Valuation Model NTM Revenue Multiple 4.25x Increase
Option Pricing Model – Volatility 94% Variable
Discount for Lack of Marketability 10% Decrease
Preferred Stock 3 Cash Payout Methodology Discount Rate 50% Decrease
633 Enterprise Valuation Model Enterprise Value/NTM Revenue Multiple 1.98x Increase
Cost of Capital Discount 15% Decrease
$6,346
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
50
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund
Fair Value
August 30,
2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Fair Value
February 28,
2021
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at February 28,
2021
Global Multi-Strategy Fund
Bonds $ 1,381 $ 11 $ (26) $ 377 $ (11) $ — $ (803) $ 929 $ (45)
Common Stock
Consumer,
Cyclical 38 — (21) — — 28 — 45 (21)
Consumer,
Non-Cyclical — — (187) — — 1,926 — 1,739 (187)
Energy 39 — (33) — — — — 6 (33)
Financial 334 — (22) — — — (5) 307 (22)
Technology 337 — — — — — — 337 —
Convertible
Preferred Stock
Communications 137 — 20 — (157) — — — —
Consumer,
Non-Cyclical 86 — 2 — — — — 88 2
Energy 2,606 108 (532) — (151) — — 2,031 (532)
Financial 157 — 71 — — — — 228 71
Preferred Stock
Communications 3 — 1 21 (25) — — — 1
Financial 300 — 333 — — — — 633 333
Technology 129 (30) 42 4 (142) — — 3 (1)
Senior Floating
Rate Interests 590 — — — — — (590) — —
Total $ 6,137 $ 89 $ (352) $ 402 $ (486) $ 1,954 $ (1,398) $ 6,346 $ (434)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund .70% .68% .66% .65%
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Origin Emerging Markets Fund 1.05 1.03 1.01 1.00
Small- MidCap Growth Fund .70 .68 .66 .65
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
51
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the
“Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments,
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58%
Diversified Real Asset Fund .85 .83 .81 .80 .79 .78
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Small- MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Over $5
billion
Spectrum Preferred and Capital Securities Income Fund
(Prior to December 31, 2020)
.75% .73% .71% .70% .69% .68% .68%
Spectrum Preferred and Capital Securities Income Fund
(Effective December 31, 2020)
.75 .73 .71 .70 .69 .68 .67
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
Period from September 1, 2020 through February 28, 2021
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2021
Bond Market Index Fund
N/A N/A .16 December 30, 2020
Diversified Real Asset Fund
1.20% N/A .83 December 30, 2021
Edge MidCap Fund
1.10 N/A .77 December 30, 2021
Global Multi-Strategy Fund
N/A N/A 1.63 December 30, 2021
International Equity Index Fund
N/A N/A .31 December 30, 2021
International Small Company Fund
N/A N/A 1.20 December 30, 2021
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2021
Origin Emerging Markets Fund
1.60 N/A 1.20 December 30, 2021
Small-MidCap Dividend Income Fund
1.12 1.87 .85 December 30, 2021
Small-MidCap Growth Fund
N/A N/A .83 December 30, 2021
Spectrum Preferred and Capital Securities
Income Fund
N/A N/A .81 December 30, 2021
Period from September 1, 2020 through February 28, 2021
Class J R-1 R-2 R-3 R-4 R-5 Expiration
Bond Market Index Fund .71% 1.04% .91% .73% .54% .42% December 30, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
52
acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
# Prior to December 31, 2020, the contractual limit was .05%.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .13% for Class J shares effective January 1,
2021. Prior to January 1, 2021 the limit was .12%. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund,
and Spectrum Preferred and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets
Period from September 1, 2020 through February 28, 2021
R-6 Expiration
Blue Chip Fund .01% December 30, 2021
Diversified Real Asset Fund .02 December 30, 2021
Edge MidCap Fund .02 December 30, 2020
Global Multi-Strategy Fund .02 December 30, 2021
International Equity Index Fund .04 December 30, 2021
International Small Company Fund .04 December 30, 2021
Origin Emerging Markets Fund .04 December 30, 2021
Small- MidCap Dividend Income Fund .02 December 30, 2021
Spectrum Preferred and Capital Securities
Income Fund
.02 December 30, 2020
Period from September 1, 2020 through February 28, 2021
Expiration
Blue Chip Fund .040%# December 30, 2021
Bond Market Index Fund .015 December 30, 2021
Diversified Real Asset Fund .050 December 30, 2021
Edge MidCap Fund .050 December 30, 2021
Global Multi-Strategy Fund .040 December 30, 2021
Opportunistic Municipal Fund .060 December 30, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
53
Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended
February 28, 2021, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At February 28, 2021, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $30,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2021 .
6. Capital Share Transactions
The following table reflects the conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class
C shares and dollars redeemed and Class A dollars sold) for the period ended February 28, 2021 (amounts in thousands).
7. Investment Transactions
For the period ended February 28, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class A Class C Class J
Blue Chip Fund $ 250 $ 18 $ 15
Bond Market Index Fund N/A N/A 5
Diversified Real Asset Fund 2 N/A N/A
Edge MidCap Fund 4 N/A N/A
Origin Emerging Markets Fund 4 N/A N/A
Small- MidCap Dividend Income Fund 6 3 N/A
Spectrum Preferred and Capital Securities Income Fund 91 18 2
Institutional R-4 R-5 R-6
Blue Chip Fund 535 – – 33,430
Bond Market Index Fund 10,264 – – N/A
Diversified Real Asset Fund 100 1 1 7,361
Edge MidCap Fund 97 N/A N/A –
Global Multi-Strategy Fund 47 N/A N/A 1,264
International Equity Index Fund – – – 38,712
International Small Company Fund 177 N/A N/A 334
Opportunistic Municipal Fund 71 N/A N/A N/A
Origin Emerging Markets Fund 58 N/A N/A 122,842
Small- MidCap Dividend Income Fund 74 N/A N/A 531
Small- MidCap Growth Fund 570 N/A N/A N/A
Spectrum Preferred and Capital Securities Income Fund – – – 4,366
Shares Dollars
Diversified Real Asset Fund 486 $ 5,911
Global Multi-Strategy Fund 619 6,811
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,967,087 $ 1,341,472 $ — $ —
Bond Market Index Fund 483,444 1,344,435 — —
Diversified Real Asset Fund 767,383 1,009,062 — —
Edge MidCap Fund 65,329 77,202 — —
Global Multi-Strategy Fund 457,879 777,503 231,475 143,790
International Equity Index Fund 128,387 209,099 — —
International Small Company Fund 234,726 431,393 — —
Opportunistic Municipal Fund 39,020 35,305 — —
Origin Emerging Markets Fund 2,168,775 900,929 — —
Small- MidCap Dividend Income Fund 281,829 587,745 — —
Small- MidCap Growth Fund 6,248 6,110 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
54
—
For the period ended February 28, 2021, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2021 and August
31, 2020 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Spectrum Preferred and Capital Securities Income Fund 1,205,965 442,645 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 750,625 $ 1,414,712 $ — $ —
Diversified Real Asset Fund 454,361 266,295 — —
Global Multi-Strategy Fund 887,106 1,167,342 626,692 430,552
Spectrum Preferred and Capital Securities Income Fund 56,980 225,747 — —
Ordinary Income Tax-Exempt Income
Long-Term
Capital Gain Return of Capital
2021 2020 2021 2020^ 2021 2020* 2021 2020
Blue Chip Fund $ 44,704 $ 35,653 $ — $ — $ 228,535 $ 183,262 $ — $ —
Bond Market Index Fund 63,068 58,976 — — 68,395 — — —
Diversified Real Asset Fund 17,546 96,919 — — — — — —
Edge MidCap Fund 12,421 7,567 — — 34,845 22,087 — —
Global Multi-Strategy Fund 12,889 — — — — — —
International Equity Index Fund 24,413 34,826 — — 2,602 3,303 — —
International Small Company Fund 12,895 27,587 — — — — — —
Opportunistic Municipal Fund — 7 2,439 4,766 — — — —
Origin Emerging Markets Fund 17,592 21,257 — — — — — —
Small- MidCap Dividend Income Fund 13,647 39,231 — — — 15,278 — —
Small- MidCap Growth Fund 600 — — — 188 — — —
Spectrum Preferred and Capital Securities Income Fund 176,011 294,361 — — — — — 404
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
55
5,104
—
Distributable Earnings. As of August 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, foreign capital gain taxes, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2020, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2020 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2020, the Funds had late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 16,859 $ — $ 180,691 $ — $ 2,960,438 $ — $ 3,157,988
Bond Market Index Fund 41,959 — — — 167,936 — 209,895
Diversified Real Asset Fund 3,859 — — (211,409) (20,486) (822) (228,858)
Edge MidCap Fund 10,154 — 34,843 — 97,217 — 142,214
Global Multi-Strategy Fund 9,764 — — (18,879) (5,156) (9,167)
International Equity Index Fund 15,743 — — 76,056 — 91,799
International Small Company Fund 3,190 — — (48,656) 93,800 — 48,334
Opportunistic Municipal Fund — 124 — (2,121) 4,329 (76) 2,256
Origin Emerging Markets Fund 12,750 — — (63,076) 246,455 (44) 196,085
Small- MidCap Dividend Income Fund 2,786 — — (257,934) 52,956 — (202,192)
Small- MidCap Growth Fund 158 — 78 — 1,940 — 2,176
Spectrum Preferred and Capital Securities
Income Fund — — — (79,870) 353,523 56,882 330,535
Short-Term Long-Term Total
Diversified Real Asset Fund $ 173,672 $ 37,737 $ 211,409
Global Multi-Strategy Fund — 18,879 18,879
International Small Company Fund 38,774 9,882 48,656
Opportunistic Municipal Fund 1,812 309 2,121
Origin Emerging Markets Fund 63,076 — 63,076
Spectrum Preferred and Capital
Securities Income Fund 9,542 70,328 79,870
Utilized
Bond Market Index Fund $ 17,498
Origin Emerging Markets Fund 44,424
Small- MidCap Growth Fund 86
Post October
Capital Loss
Small- MidCap Dividend Income Fund $ 257,934
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
56
gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2020, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of February 28, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
9. Other Matters
The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds' performance and financial results.
10. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 15, 2020, the Fund’s Board of Directors approved the conversion of Class
R-2 shares into Class R-3 shares. Following the close of business on March 1, 2021, Class R-2 shares will automatically convert into Class
R-3 shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. There were no other items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (32,705) $ 32,705
Bond Market Index Fund (828) 828
Diversified Real Asset Fund 19,989 (19,989)
Edge MidCap Fund (3,194) 3,194
Global Multi-Strategy Fund (1,580) 1,580
International Equity Index Fund (2,515) 2,515
Small- MidCap Dividend Income Fund (12,395) 12,395
Spectrum Preferred and Capital Securities Income Fund 404 (404)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 2,987,529 $ (63,684) $ 2,923,845 $ 5,890,564
Bond Market Index Fund 37,610 (11,163) 26,447 879,923
Diversified Real Asset Fund 375,708 (197,116) 178,592 3,297,446
Edge MidCap Fund 248,190 (27,107) 221,083 742,996
Global Multi-Strategy Fund 76,643 (70,923) 5,720 607,583
International Equity Index Fund 319,424 (123,104) 196,320 972,135
International Small Company Fund 202,343 (30,280) 172,063 827,340
Opportunistic Municipal Fund
*
9,015 (2,350) 6,665 131,881
Origin Emerging Markets Fund 584,871 (100,539) 484,332 3,005,452
Small- MidCap Dividend Income Fund 410,363 (30,198) 380,165 1,339,738
Small- MidCap Growth Fund 3,774 (136) 3,638 8,081
Spectrum Preferred and Capital Securities Income Fund 486,368 (51,306) 435,062 7,642,669
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
February 28, 2021 (unaudited)
See accompanying notes.
57
INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,711 $ 2
TOTAL INVESTMENT COMPANIES $ 2
COMMON STOCKS - 99 .93 % Shares Held Value (000's)
Aerospace & Defense - 4 .46%
TransDigm Group Inc
(b)
682,498 $ 393,576
Chemicals - 1 .96%
Ecolab Inc 123,388 25,833
Linde PLC 472,225 115,350
Sherwin-Williams Co/The 46,993 31,971
$ 173,154
Commercial Services - 8 .20%
CoStar Group Inc
(b)
126,290 104,032
Moody's Corp 340,968 93,729
PayPal Holdings Inc
(b)
1,512,777 393,095
S&P Global Inc 403,003 132,733
$ 723,589
Diversified Financial Services - 11 .28%
Charles Schwab Corp/The 1,259,063 77,709
Intercontinental Exchange Inc 589,298 65,006
Mastercard Inc 1,245,497 440,719
Visa Inc 1,937,903 411,591
$ 995,025
Electronics - 1 .41%
Roper Technologies Inc 329,655 124,484
Healthcare - Products - 4 .81%
Danaher Corp 856,383 188,122
IDEXX Laboratories Inc
(b)
150,410 78,239
Intuitive Surgical Inc
(b)
214,080 157,734
$ 424,095
Insurance - 1 .72%
Aon PLC 419,449 95,513
Progressive Corp/The 656,603 56,435
$ 151,948
Internet - 21 .50%
Alphabet Inc - A Shares
(b)
48,434 97,929
Alphabet Inc - C Shares
(b)
229,732 467,932
Amazon.com Inc
(b)
248,394 768,265
Facebook Inc
(b)
1,043,956 268,944
Netflix Inc
(b)
379,888 204,703
Spotify Technology SA
(b)
149,174 45,853
VeriSign Inc
(b)
221,860 43,048
$ 1,896,674
Lodging - 2 .13%
Hilton Worldwide Holdings Inc
(b)
1,515,070 187,384
Media - 3 .65%
Charter Communications Inc
(b)
443,524 272,067
Liberty Broadband Corp - C Shares
(b)
334,781 50,053
$ 322,120
Pharmaceuticals - 0 .82%
Zoetis Inc 463,090 71,890
Private Equity - 5 .47%
Brookfield Asset Management Inc 10,124,105 408,508
KKR & Co Inc 1,620,729 73,840
$ 482,348
REITs - 3 .77%
American Tower Corp 1,539,622 332,758
Retail - 3 .35%
CarMax Inc
(b)
621,589 74,286
Costco Wholesale Corp 184,087 60,933
O'Reilly Automotive Inc
(b)
137,234 61,389
Starbucks Corp 914,408 98,783
$ 295,391
Semiconductors - 1 .60%
NVIDIA Corp 257,286 141,142
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 23 .80%
Adobe Inc
(b)
877,690 $ 403,448
Autodesk Inc
(b)
497,526 137,317
Intuit Inc 1,063,337 414,850
Microsoft Corp 3,265,710 758,886
salesforce.com Inc
(b)
1,770,616 383,338
Snowflake Inc - Class A
(b)
3,812 990
$ 2,098,829
TOTAL COMMON STOCKS $ 8,814,407
Total Investments $ 8,814,409
Other Assets and Liabilities -  0.07% 6,317
TOTAL NET ASSETS - 100.00% $ 8,820,726
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 25 .40%
Communications 25 .15%
Financial 22 .24%
Consumer, Non-cyclical 13 .83%
Industrial 5 .87%
Consumer, Cyclical 5 .48%
Basic Materials 1 .96%
Money Market Funds 0 .00%
Other Assets and Liabilities
0 .07%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
February 28, 2021 (unaudited)
See accompanying notes.
58
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,250 $ 871,394 $ 882,642 $ 2
$ 11,250 $ 871,394 $ 882,642 $ 2
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
59
INVESTMENT COMPANIES - 11 .92 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .83%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
53,000 $ 7,010
Money Market Funds - 11 .09%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(b),(c)
5,666,723 5,667
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
87,112,866 87,113
$ 92,780
TOTAL INVESTMENT COMPANIES $ 99,790
BONDS - 31 .89%
Principal
Amount (000's) Value (000's)
Advertising - 0 .05%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 60
4.20%, 04/15/2024 50 55
Omnicom Group Inc
2.45%, 04/30/2030 155 157
Omnicom Group Inc / Omnicom Capital Inc
3.63%, 05/01/2022 75 78
WPP Finance 2010
3.75%, 09/19/2024 75 82
$ 432
Aerospace & Defense - 0 .56%
Boeing Co/The
2.70%, 02/01/2027 110 113
2.75%, 02/01/2026 85 88
2.80%, 03/01/2024 200 209
2.95%, 02/01/2030 140 142
3.25%, 02/01/2028 85 89
3.50%, 03/01/2039 200 193
3.63%, 02/01/2031 85 89
3.95%, 08/01/2059 290 281
4.51%, 05/01/2023 630 675
5.04%, 05/01/2027 315 362
5.71%, 05/01/2040 120 149
5.81%, 05/01/2050 155 198
5.88%, 02/15/2040 100 121
General Dynamics Corp
3.25%, 04/01/2025 80 87
3.50%, 05/15/2025 235 258
4.25%, 04/01/2040 155 188
L3Harris Technologies Inc
1.80%, 01/15/2031 35 34
Lockheed Martin Corp
4.07%, 12/15/2042 105 124
4.09%, 09/15/2052 162 191
4.70%, 05/15/2046 75 95
Northrop Grumman Corp
3.20%, 02/01/2027 130 143
Raytheon Technologies Corp
3.20%, 03/15/2024 75 80
4.13%, 11/16/2028 270 310
4.70%, 12/15/2041 350 420
6.13%, 07/15/2038 46 64
$ 4,703
Agriculture - 0 .34%
Altria Group Inc
2.35%, 05/06/2025 65 68
2.45%, 02/04/2032 60 58
3.40%, 05/06/2030 125 133
3.70%, 02/04/2051 60 56
4.00%, 02/04/2061 60 56
5.38%, 01/31/2044 25 30
5.80%, 02/14/2039 350 432
BAT Capital Corp
2.26%, 03/25/2028 150 149
2.73%, 03/25/2031 150 147
2.79%, 09/06/2024 210 223
3.46%, 09/06/2029 210 223
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT Capital Corp   (continued)
3.98%, 09/25/2050 $ 150 $ 140
BAT International Finance PLC
1.67%, 03/25/2026 150 150
Philip Morris International Inc
0.88%, 05/01/2026 85 83
1.75%, 11/01/2030 85 81
2.38%, 08/17/2022 90 92
4.13%, 03/04/2043 300 335
Reynolds American Inc
4.45%, 06/12/2025 220 245
5.70%, 08/15/2035 50 60
5.85%, 08/15/2045 50 59
$ 2,820
Airlines - 0 .09%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 132 131
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 301 303
Southwest Airlines Co
3.00%, 11/15/2026 80 85
5.25%, 05/04/2025 130 148
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 69 68
$ 735
Apparel - 0 .04%
NIKE Inc
2.40%, 03/27/2025 155 164
3.25%, 03/27/2040 155 167
$ 331
Automobile Manufacturers - 0 .50%
American Honda Finance Corp
0.55%, 07/12/2024 55 55
0.65%, 09/08/2023 150 151
1.20%, 07/08/2025 160 161
1.95%, 05/20/2022 150 153
1.95%, 05/10/2023 155 160
Cummins Inc
4.88%, 10/01/2043 25 33
General Motors Co
4.88%, 10/02/2023 80 88
5.15%, 04/01/2038 160 190
5.20%, 04/01/2045 85 100
5.40%, 04/01/2048 65 79
6.25%, 10/02/2043 75 100
General Motors Financial Co Inc
1.25%, 01/08/2026 55 54
1.70%, 08/18/2023 320 327
2.35%, 01/08/2031 55 53
3.45%, 04/10/2022 50 51
3.55%, 07/08/2022 935 969
4.00%, 10/06/2026 75 83
PACCAR Financial Corp
0.35%, 08/11/2023 160 160
0.35%, 02/02/2024 60 60
1.80%, 02/06/2025 100 103
Toyota Motor Credit Corp
0.35%, 10/14/2022 95 95
0.45%, 01/11/2024 55 55
0.50%, 08/14/2023 160 161
0.80%, 10/16/2025 55 54
1.15%, 05/26/2022 155 157
1.15%, 08/13/2027 160 157
1.65%, 01/10/2031 55 53
1.80%, 02/13/2025 155 160

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
2.00%, 10/07/2024 $ 145 $ 152
$ 4,174
Automobile Parts & Equipment - 0 .04%
BorgWarner Inc
4.38%, 03/15/2045 300 327
Banks - 5 .84%
Banco Santander SA
2.75%, 05/28/2025 200 211
3.49%, 05/28/2030 200 216
Bank of America Corp
0.81%, 10/24/2024
(f)
205 206
United States Secured Overnight Financing
Rate + 0.74%
0.98%, 09/25/2025
(f)
150 151
United States Secured Overnight Financing
Rate + 0.91%
1.32%, 06/19/2026
(f)
310 311
United States Secured Overnight Financing
Rate + 1.15%
1.90%, 07/23/2031
(f)
250 241
United States Secured Overnight Financing
Rate + 1.53%
1.92%, 10/24/2031
(f)
205 198
United States Secured Overnight Financing
Rate + 1.37%
2.02%, 02/13/2026
(f)
365 377
3 Month USD LIBOR + 0.64%
2.46%, 10/22/2025
(f)
300 317
3 Month USD LIBOR + 0.87%
2.50%, 10/21/2022 75 76
2.68%, 06/19/2041
(f)
465 444
United States Secured Overnight Financing
Rate + 1.93%
2.82%, 07/21/2023
(f)
75 77
3 Month USD LIBOR + 0.93%
2.83%, 10/24/2051
(f)
75 71
United States Secured Overnight Financing
Rate + 1.88%
2.88%, 04/24/2023
(f)
110 113
3 Month USD LIBOR + 1.02%
3.25%, 10/21/2027 350 383
3.46%, 03/15/2025
(f)
500 540
3 Month USD LIBOR + 0.97%
3.86%, 07/23/2024
(f)
200 216
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(f)
110 126
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(f)
75 85
3 Month USD LIBOR + 1.07%
4.00%, 01/22/2025 90 99
4.10%, 07/24/2023 75 82
4.33%, 03/15/2050
(f)
255 300
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 97
5.88%, 02/07/2042 60 84
6.11%, 01/29/2037 250 343
Bank of Montreal
0.95%, 01/22/2027
(f)
55 54
United States Secured Overnight Financing
Rate + 0.60%
1.85%, 05/01/2025 160 165
2.55%, 11/06/2022 75 78
3.30%, 02/05/2024 350 377
Bank of New York Mellon Corp/The
0.35%, 12/07/2023
(a)
245 245
0.75%, 01/28/2026 60 59
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The
0.55%, 09/15/2023 $ 150 $ 151
1.05%, 03/02/2026
(g)
60 60
1.30%, 06/11/2025 155 156
2.00%, 11/15/2022 150 154
2.70%, 03/07/2022 145 149
4.50%, 12/16/2025 60 69
Barclays PLC
2.65%, 06/24/2031
(f)
310 311
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 200 205
4.38%, 01/12/2026 380 429
4.97%, 05/16/2029
(f)
200 235
3 Month USD LIBOR + 1.90%
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 55 55
2.61%, 07/22/2023
(f)
220 227
3 Month USD LIBOR + 0.79%
Citigroup Inc
0.78%, 10/30/2024
(f)
130 131
United States Secured Overnight Financing
Rate + 0.69%
1.12%, 01/28/2027
(f)
60 59
United States Secured Overnight Financing
Rate + 0.77%
1.68%, 05/15/2024
(f)
155 159
United States Secured Overnight Financing
Rate + 1.67%
2.57%, 06/03/2031
(f)
310 317
United States Secured Overnight Financing
Rate + 2.11%
2.75%, 04/25/2022 425 436
2.98%, 11/05/2030
(f)
150 158
United States Secured Overnight Financing
Rate + 1.42%
3.52%, 10/27/2028
(f)
125 138
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 122
3.88%, 01/24/2039
(f)
220 247
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 124
4.30%, 11/20/2026 75 85
4.45%, 09/29/2027 75 86
4.65%, 07/30/2045 115 142
6.68%, 09/13/2043 360 548
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 250
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 250
Credit Suisse AG/New York NY
0.50%, 02/02/2024 500 499
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(f)
150 154
United States Secured Overnight Financing
Rate + 2.16%
3.95%, 02/27/2023 100 106
4.10%, 01/13/2026 250 273
Fifth Third Bank NA
1.80%, 01/30/2023 250 257

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
61
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(f)
$ 115 $ 115
United States Secured Overnight Financing
Rate + 0.54%
0.86%, 02/12/2026
(f)
245 242
United States Secured Overnight Financing
Rate + 0.61%
1.09%, 12/09/2026
(f)
395 391
United States Secured Overnight Financing
Rate + 0.79%
1.99%, 01/27/2032
(f)
640 622
United States Secured Overnight Financing
Rate + 1.09%
3.27%, 09/29/2025
(f)
75 81
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 335 355
3.75%, 02/25/2026 75 83
3.81%, 04/23/2029
(f)
75 84
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 123
4.41%, 04/23/2039
(f)
175 209
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 192
6.25%, 02/01/2041 220 320
6.75%, 10/01/2037 210 304
HSBC Holdings PLC
1.65%, 04/18/2026
(f)
240 242
United States Secured Overnight Financing
Rate + 1.54%
2.01%, 09/22/2028
(f)
300 301
United States Secured Overnight Financing
Rate + 1.73%
2.10%, 06/04/2026
(f)
310 319
United States Secured Overnight Financing
Rate + 1.93%
2.36%, 08/18/2031
(f)
200 198
United States Secured Overnight Financing
Rate + 1.95%
2.63%, 11/07/2025
(f)
225 238
3 Month USD LIBOR + 1.14%
2.85%, 06/04/2031
(f)
200 206
United States Secured Overnight Financing
Rate + 2.39%
3.26%, 03/13/2023
(f)
500 515
3 Month USD LIBOR + 1.06%
3.90%, 05/25/2026 500 558
3.97%, 05/22/2030
(f)
300 334
3 Month USD LIBOR + 1.61%
4.58%, 06/19/2029
(f)
240 275
3 Month USD LIBOR + 1.53%
6.50%, 09/15/2037 100 139
HSBC USA Inc
3.50%, 06/23/2024 500 545
Huntington National Bank/The
1.80%, 02/03/2023 325 334
ING Groep NV
3.15%, 03/29/2022 400 412
3.55%, 04/09/2024 300 326
4.55%, 10/02/2028 300 353
JPMorgan Chase & Co
0.56%, 02/16/2025
(f)
60 60
United States Secured Overnight Financing
Rate + 0.42%
0.65%, 09/16/2024
(f)
195 196
United States Secured Overnight Financing
Rate + 0.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
1.04%, 02/04/2027
(f)
$ 115 $ 113
United States Secured Overnight Financing
Rate + 0.70%
1.05%, 11/19/2026
(f)
135 133
United States Secured Overnight Financing
Rate + 0.80%
1.51%, 06/01/2024
(f)
220 225
United States Secured Overnight Financing
Rate + 1.46%
1.76%, 11/19/2031
(f)
135 129
United States Secured Overnight Financing
Rate + 1.11%
1.95%, 02/04/2032
(f)
115 112
United States Secured Overnight Financing
Rate + 1.07%
2.00%, 03/13/2026
(f)
155 160
United States Secured Overnight Financing
Rate + 1.59%
2.08%, 04/22/2026
(f)
145 150
United States Secured Overnight Financing
Rate + 1.85%
2.18%, 06/01/2028
(f)
220 226
United States Secured Overnight Financing
Rate + 1.89%
2.30%, 10/15/2025
(f)
320 336
United States Secured Overnight Financing
Rate + 1.16%
2.53%, 11/19/2041
(f)
65 62
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(f)
250 257
3 Month USD LIBOR + 0.94%
2.96%, 05/13/2031
(f)
95 99
United States Secured Overnight Financing
Rate + 2.52%
3.11%, 04/22/2041
(f)
235 244
United States Secured Overnight Financing
Rate + 2.46%
3.11%, 04/22/2051
(f)
235 236
United States Secured Overnight Financing
Rate + 2.44%
3.21%, 04/01/2023
(f)
500 515
3 Month USD LIBOR + 0.70%
3.51%, 01/23/2029
(f)
200 220
3 Month USD LIBOR + 0.95%
3.56%, 04/23/2024
(f)
75 80
3 Month USD LIBOR + 0.73%
3.80%, 07/23/2024
(f)
180 194
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 93
3.88%, 09/10/2024 75 83
4.01%, 04/23/2029
(f)
350 398
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(f)
230 265
3 Month USD LIBOR + 1.26%
5.60%, 07/15/2041 370 515
KeyBank NA/Cleveland OH
0.42%, 01/03/2024
(f)
250 251
United States Secured Overnight Financing
Rate + 0.34%
KeyCorp
2.25%, 04/06/2027 110 115
Korea Development Bank/The
0.40%, 06/19/2024 200 198
0.80%, 04/27/2026 200 197

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(e)
$ 250 $ 179
0.25%, 10/19/2023 305 304
0.25%, 03/08/2024
(g)
175 174
0.38%, 07/18/2025 315 310
0.63%, 01/22/2026 155 153
2.13%, 01/17/2023 775 802
2.38%, 12/29/2022 440 457
2.50%, 11/20/2024 500 536
Landwirtschaftliche Rentenbank
2.38%, 06/10/2025 230 247
Lloyds Banking Group PLC
4.58%, 12/10/2025 575 650
4.65%, 03/24/2026 475 539
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 201
2.19%, 02/25/2025 200 208
2.62%, 07/18/2022 400 412
2.80%, 07/18/2024 200 213
3.20%, 07/18/2029 200 216
3.75%, 07/18/2039 200 223
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 203
3 Month USD LIBOR + 0.99%
2.20%, 07/10/2031
(f)
200 198
3 Month USD LIBOR + 1.51%
2.23%, 05/25/2026
(f)
200 207
3 Month USD LIBOR + 0.83%
2.72%, 07/16/2023
(f)
200 206
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
200 212
3 Month USD LIBOR + 0.98%
Morgan Stanley
0.53%, 01/25/2024
(f)
100 100
United States Secured Overnight Financing
Rate + 0.46%
0.56%, 11/10/2023
(f)
135 135
United States Secured Overnight Financing
Rate + 0.47%
0.99%, 12/10/2026
(f)
80 79
United States Secured Overnight Financing
Rate + 0.72%
1.79%, 02/13/2032
(f)
135 129
United States Secured Overnight Financing
Rate + 1.03%
1.93%, 04/28/2032
(f)
95 92
United States Secured Overnight Financing
Rate + 1.02%
2.72%, 07/22/2025
(f)
255 271
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 360 371
2.80%, 01/25/2052
(f)
210 198
United States Secured Overnight Financing
Rate + 1.43%
3.13%, 01/23/2023 220 231
3.59%, 07/22/2028
(f)
90 100
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 95 106
3.75%, 02/25/2023 150 160
3.88%, 04/29/2024 75 82
3.95%, 04/23/2027 60 68
4.00%, 07/23/2025 25 28
4.30%, 01/27/2045 320 388
5.00%, 11/24/2025 75 87
6.38%, 07/24/2042 315 473
MUFG Union Bank NA
3.15%, 04/01/2022 500 514
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Australia Bank Ltd/New York
1.88%, 12/13/2022 $ 250 $ 257
Natwest Group PLC
3.50%, 05/15/2023
(f)
400 414
3 Month USD LIBOR + 1.48%
5.08%, 01/27/2030
(f)
400 473
3 Month USD LIBOR + 1.91%
6.00%, 12/19/2023 475 539
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 298
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 127
2.60%, 07/23/2026 110 118
Royal Bank of Canada
0.43%, 01/19/2024 115 115
0.50%, 10/26/2023 100 100
1.95%, 01/17/2023 265 273
Santander Holdings USA Inc
3.40%, 01/18/2023 75 79
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
3.57%, 01/10/2023 500 513
Santander UK PLC
2.10%, 01/13/2023 470 485
State Street Corp
2.20%, 03/03/2031
(g),(h)
60 60
2.35%, 11/01/2025
(f)
110 117
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 50 53
3.30%, 12/16/2024 75 83
3.70%, 11/20/2023 75 82
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 202
2.13%, 07/08/2030 200 199
2.14%, 09/23/2030 150 146
2.35%, 01/15/2025 200 209
2.78%, 07/12/2022 390 403
3.01%, 10/19/2026 75 81
3.04%, 07/16/2029 200 214
3.45%, 01/11/2027 165 182
Toronto-Dominion Bank/The
0.25%, 01/06/2023 110 110
0.45%, 09/11/2023 240 240
0.75%, 06/12/2023 125 126
1.15%, 06/12/2025 125 125
Truist Bank
1.25%, 03/09/2023 250 254
Truist Financial Corp
1.20%, 08/05/2025
(a)
60 61
1.27%, 03/02/2027
(f),(g)
195 195
United States Secured Overnight Financing
Rate + 0.61%
1.95%, 06/05/2030 60 60
4.00%, 05/01/2025 75 84
US Bancorp
1.38%, 07/22/2030 110 105
2.40%, 07/30/2024 190 201
3.00%, 03/15/2022 50 51
Wells Fargo & Co
1.65%, 06/02/2024
(f)
220 225
United States Secured Overnight Financing
Rate + 1.60%
2.19%, 04/30/2026
(f)
485 504
United States Secured Overnight Financing
Rate + 2.00%

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
63
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
2.39%, 06/02/2028
(f)
$ 220 $ 228
United States Secured Overnight Financing
Rate + 2.10%
3.07%, 04/30/2041
(f)
485 493
United States Secured Overnight Financing
Rate + 2.53%
3.55%, 09/29/2025 75 83
3.58%, 05/22/2028
(f)
375 414
3 Month USD LIBOR + 1.31%
4.75%, 12/07/2046 250 304
4.90%, 11/17/2045 75 92
5.38%, 11/02/2043 185 236
Westpac Banking Corp
2.00%, 01/13/2023 155 160
2.35%, 02/19/2025 150 158
2.89%, 02/04/2030
(f)
155 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(f)
145 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 48,879
Beverages - 0 .59%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 250 298
4.90%, 02/01/2046 250 298
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 86
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 143
4.35%, 06/01/2040 130 150
4.50%, 06/01/2050 130 148
4.60%, 04/15/2048 35 40
4.75%, 04/15/2058 75 88
4.95%, 01/15/2042 25 31
5.45%, 01/23/2039 200 257
5.80%, 01/23/2059 210 286
8.20%, 01/15/2039 60 98
Coca-Cola Co/The
1.00%, 03/15/2028 265 255
1.75%, 09/06/2024 140 145
2.50%, 06/01/2040 140 135
2.50%, 03/15/2051 115 105
2.60%, 06/01/2050 140 130
Constellation Brands Inc
3.15%, 08/01/2029 90 96
Diageo Capital PLC
2.13%, 10/24/2024 200 210
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 163
Keurig Dr Pepper Inc
4.42%, 05/25/2025 75 85
4.99%, 05/25/2038 250 316
Molson Coors Beverage Co
3.00%, 07/15/2026 105 113
4.20%, 07/15/2046 250 265
PepsiCo Inc
0.40%, 10/07/2023 100 100
0.75%, 05/01/2023 95 96
1.40%, 02/25/2031 130 124
2.75%, 03/05/2022 355 364
2.75%, 03/01/2023 75 79
2.85%, 02/24/2026 90 97
2.88%, 10/15/2049 145 143
$ 4,944
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0 .34%
Amgen Inc
2.25%, 08/19/2023 $ 60 $ 62
2.45%, 02/21/2030 155 159
2.65%, 05/11/2022 50 51
3.15%, 02/21/2040 155 159
3.38%, 02/21/2050 155 157
5.15%, 11/15/2041 113 147
Biogen Inc
4.05%, 09/15/2025 160 180
5.20%, 09/15/2045 30 39
Gilead Sciences Inc
1.65%, 10/01/2030 150 143
1.95%, 03/01/2022 300 305
2.60%, 10/01/2040 75 70
2.80%, 10/01/2050 150 137
2.95%, 03/01/2027 240 259
3.50%, 02/01/2025 75 81
3.65%, 03/01/2026 75 83
4.15%, 03/01/2047 25 28
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 151
Royalty Pharma PLC
0.75%, 09/02/2023
(i)
155 155
1.75%, 09/02/2027
(i)
155 155
2.20%, 09/02/2030
(i)
155 152
3.30%, 09/02/2040
(i)
155 155
$ 2,828
Building Materials - 0 .17%
Carrier Global Corp
2.24%, 02/15/2025 155 161
2.49%, 02/15/2027 155 162
3.38%, 04/05/2040 155 159
3.58%, 04/05/2050 155 158
Johnson Controls International plc
5.13%, 09/14/2045 47 61
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 160
Masco Corp
1.50%, 02/15/2028
(g)
60 59
Owens Corning
4.30%, 07/15/2047 150 169
Vulcan Materials Co
3.50%, 06/01/2030 295 325
$ 1,414
Chemicals - 0 .41%
Dow Chemical Co/The
2.10%, 11/15/2030 160 157
3.50%, 10/01/2024 250 272
3.60%, 11/15/2050 160 163
DuPont de Nemours Inc
4.21%, 11/15/2023 50 55
5.32%, 11/15/2038 145 186
5.42%, 11/15/2048 185 244
Eastman Chemical Co
4.65%, 10/15/2044 75 90
Ecolab Inc
1.30%, 01/30/2031 150 140
2.13%, 08/15/2050 150 126
EI du Pont de Nemours and Co
1.70%, 07/15/2025 60 61
Linde Inc/CT
1.10%, 08/10/2030 160 148
2.20%, 08/15/2022 350 358
LYB International Finance II BV
3.50%, 03/02/2027 300 329

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
64
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
LYB International Finance III LLC
1.25%, 10/01/2025 $ 65 $ 65
2.25%, 10/01/2030 130 128
3.63%, 04/01/2051 130 130
4.20%, 10/15/2049 160 175
Mosaic Co/The
4.25%, 11/15/2023 300 326
5.63%, 11/15/2043 25 32
Nutrien Ltd
1.90%, 05/13/2023 95 98
3.00%, 04/01/2025 150 160
$ 3,443
Commercial Mortgage Backed Securities - 0 .94%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(j)
500 543
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 506
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 980
Fannie Mae-Aces
2.51%, 11/25/2022
(j)
735 752
2.98%, 12/25/2027
(j)
1,000 1,104
Freddie Mac Multifamily Structured Pass
Through Certificates
2.87%, 12/25/2021 310 315
3.17%, 10/25/2024 1,000 1,086
3.21%, 03/25/2025 1,248 1,365
GS Mortgage Securities Trust 2011-GC5
3.71%, 08/10/2044 239 239
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 500 502
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 472 494
$ 7,886
Commercial Services - 0 .24%
American University/The
3.67%, 04/01/2049 35 39
California Institute of Technology
4.32%, 08/01/2045 50 63
Global Payments Inc
1.20%, 03/01/2026 45 45
2.65%, 02/15/2025 140 148
3.20%, 08/15/2029 140 149
4.15%, 08/15/2049 70 78
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 223
4.68%, 07/01/2114 100 135
Moody's Corp
2.55%, 08/18/2060 160 132
5.25%, 07/15/2044 90 118
PayPal Holdings Inc
1.35%, 06/01/2023 155 158
2.20%, 09/26/2022 145 149
2.40%, 10/01/2024 145 153
2.85%, 10/01/2029 145 154
S&P Global Inc
1.25%, 08/15/2030 160 150
2.50%, 12/01/2029 55 57
3.25%, 12/01/2049 55 57
University of Southern California
5.25%, 10/01/2111 20 29
$ 2,037
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0 .74%
Apple Inc
0.70%, 02/08/2026 $ 275 $ 271
1.20%, 02/08/2028 285 279
1.65%, 02/08/2031 140 136
2.38%, 02/08/2041 140 131
2.40%, 01/13/2023 75 78
2.40%, 05/03/2023 75 78
2.40%, 08/20/2050 210 188
2.55%, 08/20/2060 105 91
2.65%, 02/08/2051 140 130
2.80%, 02/08/2061 140 128
2.95%, 09/11/2049 140 138
3.20%, 05/11/2027 110 121
3.75%, 11/13/2047 195 219
4.38%, 05/13/2045 80 98
4.65%, 02/23/2046 170 216
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(i)
300 328
5.30%, 10/01/2029
(i)
300 355
5.45%, 06/15/2023
(i)
105 115
6.02%, 06/15/2026
(i)
300 359
8.35%, 07/15/2046
(i)
105 159
DXC Technology Co
4.75%, 04/15/2027 100 113
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 455 465
2.25%, 04/01/2023 140 145
4.45%, 10/02/2023 160 175
4.90%, 10/15/2025 200 230
6.20%, 10/15/2035 75 97
HP Inc
3.00%, 06/17/2027 140 151
6.00%, 09/15/2041 355 454
International Business Machines Corp
3.50%, 05/15/2029 160 176
4.15%, 05/15/2039 195 227
4.70%, 02/19/2046 145 184
NetApp Inc
2.38%, 06/22/2027 155 161
$ 6,196
Consumer Products - 0 .03%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 227
Kimberly-Clark Corp
2.40%, 03/01/2022 30 31
$ 258
Cosmetics & Personal Care - 0 .12%
Procter & Gamble Co/The
0.55%, 10/29/2025 180 177
1.20%, 10/29/2030 280 265
3.55%, 03/25/2040 155 177
Unilever Capital Corp
1.38%, 09/14/2030 150 143
2.60%, 05/05/2024 200 213
$ 975
Diversified Financial Services - 0 .77%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 150 146
2.88%, 08/14/2024 225 234
Air Lease Corp
2.25%, 01/15/2023 195 200
2.30%, 02/01/2025 585 597
Ally Financial Inc
1.45%, 10/02/2023 55 56
8.00%, 11/01/2031 170 242

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
65
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co
2.50%, 07/30/2024 $ 220 $ 233
2.65%, 12/02/2022 75 78
2.75%, 05/20/2022 300 308
American Express Credit Corp
2.70%, 03/03/2022 75 77
BlackRock Inc
3.38%, 06/01/2022 30 31
Brookfield Finance Inc
3.50%, 03/30/2051 150 148
Capital One Financial Corp
3.20%, 02/05/2025 60 64
3.30%, 10/30/2024 75 81
Charles Schwab Corp/The
0.90%, 03/11/2026 140 139
1.65%, 03/11/2031 140 134
CME Group Inc
3.00%, 09/15/2022 50 52
Discover Financial Services
4.10%, 02/09/2027 75 85
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 315 357
Intercontinental Exchange Inc
0.70%, 06/15/2023 160 161
1.85%, 09/15/2032 120 113
2.65%, 09/15/2040 160 151
3.00%, 09/15/2060 160 149
3.75%, 12/01/2025 75 84
Legg Mason Inc
5.63%, 01/15/2044 25 34
Mastercard Inc
3.35%, 03/26/2030 75 84
3.38%, 04/01/2024 150 163
Nasdaq Inc
2.50%, 12/21/2040 55 50
Nomura Holdings Inc
1.85%, 07/16/2025 315 321
2.68%, 07/16/2030 315 320
Synchrony Financial
4.25%, 08/15/2024 290 318
4.50%, 07/23/2025 575 641
Visa Inc
1.10%, 02/15/2031 160 149
1.90%, 04/15/2027 80 83
2.00%, 08/15/2050 160 134
2.70%, 04/15/2040 155 156
2.80%, 12/14/2022 75 78
$ 6,451
Electric - 1 .94%
AEP Texas Inc
2.10%, 07/01/2030 160 160
3.45%, 01/15/2050 50 51
AES Corp/The
2.45%, 01/15/2031
(i)
60 59
Alabama Power Co
1.45%, 09/15/2030 155 147
Ameren Corp
1.75%, 03/15/2028
(g)
60 59
Ameren Illinois Co
1.55%, 11/15/2030 65 62
3.25%, 03/15/2050 75 79
American Electric Power Co Inc
1.00%, 11/01/2025 15 15
2.30%, 03/01/2030 155 155
Arizona Public Service Co
2.60%, 08/15/2029 90 95
2.65%, 09/15/2050 150 139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Berkshire Hathaway Energy Co
1.65%, 05/15/2031
(i)
$ 65 $ 62
2.85%, 05/15/2051
(i)
85 79
3.80%, 07/15/2048 125 138
CenterPoint Energy Inc
2.95%, 03/01/2030 100 104
3.70%, 09/01/2049 60 63
CMS Energy Corp
3.75%, 12/01/2050
(f)
60 60
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 155 152
4.70%, 01/15/2044 150 187
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 59
3.20%, 03/15/2027 140 154
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 65 60
3.70%, 11/15/2059 80 85
3.88%, 06/15/2047 300 326
Consumers Energy Co
2.50%, 05/01/2060 155 135
Dominion Energy Inc
3.38%, 04/01/2030 155 169
DTE Electric Co
3.70%, 03/15/2045 200 221
DTE Energy Co
0.55%, 11/01/2022 150 150
1.05%, 06/01/2025 80 80
2.25%, 11/01/2022 145 149
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 166
5.30%, 02/15/2040 125 165
Duke Energy Corp
0.90%, 09/15/2025 150 148
2.65%, 09/01/2026 90 95
3.15%, 08/15/2027 90 98
Duke Energy Florida LLC
1.75%, 06/15/2030 155 152
2.50%, 12/01/2029 125 131
3.40%, 10/01/2046 200 211
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 143
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 156
Duke Energy Progress LLC
2.50%, 08/15/2050 160 143
Emera US Finance LP
4.75%, 06/15/2046 75 87
Entergy Arkansas LLC
2.65%, 06/15/2051 45 41
Entergy Louisiana LLC
2.90%, 03/15/2051 35 34
3.12%, 09/01/2027 200 220
Entergy Texas Inc
1.75%, 03/15/2031 150 145
4.00%, 03/30/2029 170 193
Evergy Inc
2.45%, 09/15/2024 140 147
Evergy Metro Inc
2.25%, 06/01/2030 155 158
Eversource Energy
0.80%, 08/15/2025 160 157
1.65%, 08/15/2030 160 154
Exelon Corp
3.50%, 06/01/2022 90 93
4.95%, 06/15/2035 320 390

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
66
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co
3.70%, 12/01/2047 $ 70 $ 79
4.05%, 10/01/2044 145 169
5.65%, 02/01/2037 250 337
Georgia Power Co
2.20%, 09/15/2024 140 147
3.25%, 03/30/2027 750 819
Interstate Power and Light Co
2.30%, 06/01/2030 40 41
Kentucky Utilities Co
3.30%, 06/01/2050 155 156
MidAmerican Energy Co
3.15%, 04/15/2050 145 149
Mississippi Power Co
4.25%, 03/15/2042 30 34
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 245 244
1.00%, 06/15/2026 60 59
2.85%, 01/27/2025 100 107
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 250 251
2.75%, 11/01/2029 105 110
Northern States Power Co/MN
2.60%, 06/01/2051 155 144
2.90%, 03/01/2050 70 69
5.35%, 11/01/2039 30 40
Ohio Power Co
1.63%, 01/15/2031 265 255
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(i)
150 147
3.10%, 09/15/2049 195 198
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 599
2.50%, 02/01/2031 130 126
3.30%, 08/01/2040 155 146
3.50%, 08/01/2050 200 179
PECO Energy Co
2.38%, 09/15/2022 105 108
2.80%, 06/15/2050 110 105
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 68
Progress Energy Inc
3.15%, 04/01/2022 40 41
Public Service Co of Colorado
1.88%, 06/15/2031
(g)
45 45
2.70%, 01/15/2051 95 91
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 132
3.15%, 01/01/2050 155 159
3.65%, 09/01/2028 200 225
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 315
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 144
3.32%, 04/15/2050 155 160
4.50%, 08/15/2040 175 209
Sempra Energy
4.00%, 02/01/2048 70 77
Southern California Edison Co
2.25%, 06/01/2030 155 155
2.85%, 08/01/2029 100 105
4.00%, 04/01/2047 70 75
5.50%, 03/15/2040 350 440
5.95%, 02/01/2038 30 39
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
1.75%, 03/15/2028 $ 60 $ 59
2.95%, 07/01/2023 105 111
4.00%, 01/15/2051
(f)
150 156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 10 10
4.95%, 12/15/2046 35 40
Southwestern Public Service Co
4.50%, 08/15/2041 300 360
Tucson Electric Power Co
1.50%, 08/01/2030 105 100
Union Electric Co
2.63%, 03/15/2051 130 123
Virginia Electric and Power Co
2.45%, 12/15/2050 145 128
8.88%, 11/15/2038 225 396
WEC Energy Group Inc
0.55%, 09/15/2023 150 150
1.38%, 10/15/2027 130 128
3.55%, 06/15/2025 59 65
Xcel Energy Inc
0.50%, 10/15/2023 75 75
2.60%, 12/01/2029 140 146
$ 16,226
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 225 221
Electronics - 0 .10%
Agilent Technologies Inc
2.10%, 06/04/2030 155 155
Arrow Electronics Inc
4.50%, 03/01/2023 30 32
Honeywell International Inc
1.35%, 06/01/2025 80 81
2.15%, 08/08/2022 70 72
2.80%, 06/01/2050 155 152
Roper Technologies Inc
1.40%, 09/15/2027 160 158
2.35%, 09/15/2024 90 95
Tyco Electronics Group SA
7.13%, 10/01/2037 37 53
$ 798
Environmental Control - 0 .03%
Republic Services Inc
1.75%, 02/15/2032 35 33
2.30%, 03/01/2030 85 87
Waste Management Inc
0.75%, 11/15/2025 35 34
2.50%, 11/15/2050 75 67
$ 221
Federal & Federally Sponsored Credit - 0 .01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 115 115
Finance - Mortgage Loan/Banker - 1 .40%
Fannie Mae
0.50%, 06/17/2025 1,060 1,052
0.50%, 11/07/2025 135 133
0.75%, 10/08/2027 400 389
0.88%, 08/05/2030 310 291
1.38%, 09/06/2022 300 306
2.25%, 04/12/2022 500 512
2.50%, 02/05/2024 1,000 1,063
5.63%, 07/15/2037 65 98
6.63%, 11/15/2030 230 334
7.13%, 01/15/2030 250 367
7.25%, 05/15/2030 249 372

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Banks
0.13%, 10/21/2022 $ 955 $ 955
0.38%, 09/04/2025 150 148
2.50%, 02/13/2024 500 532
3.25%, 11/16/2028 150 171
5.50%, 07/15/2036 370 546
Freddie Mac
0.13%, 10/16/2023 205 204
0.25%, 06/26/2023 1,315 1,315
0.25%, 08/24/2023 310 310
0.25%, 09/08/2023 460 460
0.25%, 11/06/2023 150 150
0.25%, 12/04/2023 110 110
0.38%, 09/23/2025 1,455 1,429
6.25%, 07/15/2032 280 415
6.75%, 03/15/2031 43 64
$ 11,726
Food - 0 .39%
Campbell Soup Co
4.15%, 03/15/2028 185 212
Conagra Brands Inc
1.38%, 11/01/2027 100 98
4.85%, 11/01/2028 140 166
5.30%, 11/01/2038 85 107
5.40%, 11/01/2048 85 111
General Mills Inc
4.00%, 04/17/2025 75 83
Hershey Co/The
1.70%, 06/01/2030 155 153
2.65%, 06/01/2050 185 175
J M Smucker Co/The
3.00%, 03/15/2022 300 308
Kellogg Co
2.10%, 06/01/2030 155 154
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040
(a)
9 12
Kroger Co/The
1.70%, 01/15/2031 60 57
4.45%, 02/01/2047 25 29
5.15%, 08/01/2043 300 381
5.40%, 07/15/2040 30 39
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 59
1.85%, 02/15/2031 60 58
Mondelez International Inc
0.63%, 07/01/2022 160 161
1.50%, 02/04/2031 165 154
2.13%, 04/13/2023 230 238
2.63%, 09/04/2050 165 147
Sysco Corp
4.85%, 10/01/2045 250 297
Tyson Foods Inc
3.55%, 06/02/2027 75 83
$ 3,282
Forest Products & Paper - 0 .10%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 345
Georgia-Pacific LLC
7.75%, 11/15/2029 20 29
8.00%, 01/15/2024 400 484
$ 858
Gas - 0 .20%
Atmos Energy Corp
1.50%, 01/15/2031 150 140
3.38%, 09/15/2049 145 149
4.13%, 10/15/2044 140 161
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Eastern Energy Gas Holdings LLC
4.60%, 12/15/2044 $ 200 $ 236
NiSource Inc
0.95%, 08/15/2025 320 316
3.60%, 05/01/2030 160 177
Southern California Gas Co
2.55%, 02/01/2030 155 160
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 153
Washington Gas Light Co
3.65%, 09/15/2049 25 27
$ 1,663
Hand & Machine Tools - 0 .01%
Stanley Black & Decker Inc
2.75%, 11/15/2050 85 79
Healthcare - Products - 0 .28%
Abbott Laboratories
1.15%, 01/30/2028 250 243
4.75%, 04/15/2043 300 391
Baxter International Inc
1.73%, 04/01/2031
(i)
85 81
Boston Scientific Corp
1.90%, 06/01/2025 155 161
Danaher Corp
2.60%, 10/01/2050 150 136
DH Europe Finance II Sarl
2.05%, 11/15/2022 150 154
2.60%, 11/15/2029 150 156
3.25%, 11/15/2039 150 158
Koninklijke Philips NV
5.00%, 03/15/2042 30 39
Medtronic Inc
4.63%, 03/15/2045 86 112
Stryker Corp
3.38%, 11/01/2025 75 82
4.38%, 05/15/2044 25 30
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 145 152
4.13%, 03/25/2025 155 173
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 275 282
$ 2,350
Healthcare - Services - 0 .66%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 334
Aetna Inc
2.75%, 11/15/2022 250 258
2.80%, 06/15/2023 50 52
3.88%, 08/15/2047 60 64
6.75%, 12/15/2037 205 299
Anthem Inc
2.88%, 09/15/2029 220 234
3.13%, 05/15/2050 75 73
4.10%, 03/01/2028 255 293
4.65%, 01/15/2043 30 37
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 149
HCA Inc
4.75%, 05/01/2023 500 542
5.25%, 06/15/2026 970 1,131
Humana Inc
3.13%, 08/15/2029 70 75
4.50%, 04/01/2025 155 175
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 273
Quest Diagnostics Inc
2.95%, 06/30/2030 155 164

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
1.25%, 01/15/2026 $ 155 $ 156
2.38%, 08/15/2024 250 265
2.75%, 05/15/2040 155 154
2.88%, 03/15/2023 250 263
2.88%, 08/15/2029 150 161
2.90%, 05/15/2050 155 151
4.25%, 06/15/2048 110 132
4.45%, 12/15/2048 95 117
$ 5,552
Home Builders - 0 .02%
DR Horton Inc
1.40%, 10/15/2027 150 148
Home Furnishings - 0 .03%
Leggett & Platt Inc
4.40%, 03/15/2029 250 284
Insurance - 0 .74%
Allstate Corp/The
0.75%, 12/15/2025 170 168
1.45%, 12/15/2030 170 162
American International Group Inc
3.75%, 07/10/2025 75 82
4.50%, 07/16/2044 75 89
5.75%, 04/01/2048
(f)
400 454
3 Month USD LIBOR + 2.87%
Aon Corp
2.20%, 11/15/2022 60 62
2.80%, 05/15/2030 155 163
Athene Holding Ltd
4.13%, 01/12/2028 575 635
AXA SA
8.60%, 12/15/2030 30 47
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 126
2.50%, 01/15/2051 90 80
2.85%, 10/15/2050 100 96
4.20%, 08/15/2048 180 214
5.75%, 01/15/2040 25 36
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 63
Brown & Brown Inc
4.50%, 03/15/2029 300 347
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 284
2.70%, 03/13/2023 300 314
CNA Financial Corp
2.05%, 08/15/2030 160 156
Equitable Holdings Inc
4.35%, 04/20/2028 140 159
5.00%, 04/20/2048 90 112
First American Financial Corp
4.60%, 11/15/2024 300 330
Marsh & McLennan Cos Inc
4.90%, 03/15/2049 110 145
MetLife Inc
4.13%, 08/13/2042 250 297
4.60%, 05/13/2046 195 247
4.88%, 11/13/2043 50 65
Progressive Corp/The
4.35%, 04/25/2044 30 37
Prudential Financial Inc
3.70%, 10/01/2050
(f)
160 164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 185 202
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc   (continued)
5.20%, 03/15/2044
(f)
$ 400 $ 426
3 Month USD LIBOR + 3.04%
5.70%, 09/15/2048
(f)
100 114
3 Month USD LIBOR + 2.67%
W R Berkley Corp
4.00%, 05/12/2050 75 84
Willis North America Inc
2.95%, 09/15/2029 50 53
3.88%, 09/15/2049 140 155
$ 6,168
Internet - 0 .24%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 189
3.40%, 12/06/2027 260 284
Alphabet Inc
1.10%, 08/15/2030 160 150
1.90%, 08/15/2040 160 142
2.25%, 08/15/2060 160 133
Amazon.com Inc
2.50%, 11/29/2022 75 78
2.50%, 06/03/2050 285 263
2.80%, 08/22/2024 75 81
3.80%, 12/05/2024 75 83
4.25%, 08/22/2057 75 92
Baidu Inc
3.08%, 04/07/2025 200 212
eBay Inc
1.90%, 03/11/2025 155 160
3.45%, 08/01/2024 60 65
4.00%, 07/15/2042 20 22
Expedia Group Inc
2.95%, 03/15/2031
(g),(i)
45 44
$ 1,998
Iron & Steel - 0 .10%
Nucor Corp
2.00%, 06/01/2025 155 160
4.00%, 08/01/2023 250 269
Steel Dynamics Inc
1.65%, 10/15/2027 65 65
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 75 80
Vale Overseas Ltd
6.25%, 08/10/2026 200 242
$ 858
Leisure Products & Services - 0 .04%
Harley-Davidson Inc
3.50%, 07/28/2025 300 322
Lodging - 0 .04%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 147
3.50%, 08/18/2026 70 74
3.90%, 08/08/2029 140 148
$ 369
Machinery - Construction & Mining - 0 .13%
Caterpillar Financial Services Corp
0.25%, 03/01/2023
(g)
60 60
0.45%, 09/14/2023 120 120
0.65%, 07/07/2023 160 161
0.80%, 11/13/2025 65 64
1.10%, 09/14/2027 120 117
1.90%, 09/06/2022 360 369
Caterpillar Inc
3.25%, 09/19/2049 145 153
3.80%, 08/15/2042 50 58
$ 1,102

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
69
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .22%
CNH Industrial Capital LLC
1.88%, 01/15/2026 $ 150 $ 154
Dover Corp
5.38%, 03/01/2041 30 37
John Deere Capital Corp
0.40%, 10/10/2023 130 130
0.70%, 07/05/2023 155 157
0.70%, 01/15/2026 225 221
1.20%, 04/06/2023 115 117
2.05%, 01/09/2025 155 162
Otis Worldwide Corp
2.06%, 04/05/2025 155 161
2.57%, 02/15/2030 155 159
3.36%, 02/15/2050 155 159
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 351
$ 1,808
Media - 0 .87%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 250 238
2.80%, 04/01/2031 110 111
3.50%, 06/01/2041
(g)
115 111
3.70%, 04/01/2051 110 103
3.85%, 04/01/2061 250 228
4.91%, 07/23/2025 70 80
5.38%, 04/01/2038 50 59
5.75%, 04/01/2048 280 342
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022 20 23
Comcast Corp
1.50%, 02/15/2031 160 151
2.35%, 01/15/2027 155 162
2.45%, 08/15/2052 160 138
2.65%, 02/01/2030 115 120
2.65%, 08/15/2062 160 139
3.10%, 04/01/2025 155 167
3.15%, 03/01/2026 75 82
3.25%, 11/01/2039 230 242
3.55%, 05/01/2028 225 251
3.97%, 11/01/2047 105 119
4.05%, 11/01/2052 90 103
4.50%, 01/15/2043 25 30
4.60%, 08/15/2045 270 334
4.65%, 07/15/2042 75 93
Discovery Communications LLC
2.95%, 03/20/2023 40 42
3.63%, 05/15/2030 60 66
3.95%, 06/15/2025 350 386
3.95%, 03/20/2028 500 556
4.00%, 09/15/2055
(i)
91 92
Fox Corp
5.48%, 01/25/2039 110 140
5.58%, 01/25/2049 140 183
Thomson Reuters Corp
5.85%, 04/15/2040 30 39
Time Warner Cable LLC
5.88%, 11/15/2040 260 328
6.55%, 05/01/2037 50 67
7.30%, 07/01/2038 60 85
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 30
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 30 43
ViacomCBS Inc
4.38%, 03/15/2043 400 448
4.85%, 07/01/2042 300 357
7.88%, 07/30/2030 30 42
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The
2.20%, 01/13/2028 $ 155 $ 160
3.38%, 11/15/2026 170 188
3.50%, 05/13/2040 155 168
3.60%, 01/13/2051 155 167
6.40%, 12/15/2035 179 261
$ 7,274
Metal Fabrication & Hardware - 0 .03%
Precision Castparts Corp
3.90%, 01/15/2043 193 211
Mining - 0 .09%
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 203
Newmont Corp
3.70%, 03/15/2023 66 69
6.25%, 10/01/2039 100 142
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 43
Southern Copper Corp
5.88%, 04/23/2045 110 148
Teck Resources Ltd
3.90%, 07/15/2030 115 124
$ 729
Miscellaneous Manufacturers - 0 .21%
3M Co
3.25%, 08/26/2049 100 106
Eaton Corp
4.15%, 11/02/2042 95 112
General Electric Co
3.45%, 05/01/2027 80 88
3.63%, 05/01/2030 140 152
4.13%, 10/09/2042 3 3
4.25%, 05/01/2040 80 88
5.88%, 01/14/2038 420 547
Illinois Tool Works Inc
2.65%, 11/15/2026 90 97
Parker-Hannifin Corp
3.50%, 09/15/2022 30 31
Textron Inc
4.00%, 03/15/2026 500 556
$ 1,780
Oil & Gas - 1 .28%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 197
2.94%, 04/06/2023 130 137
2.94%, 06/04/2051 60 54
3.00%, 02/24/2050 155 142
3.12%, 05/04/2026 110 119
3.19%, 04/06/2025 215 232
3.54%, 04/06/2027 215 238
3.59%, 04/14/2027 200 223
BP Capital Markets PLC
2.50%, 11/06/2022 75 78
3.28%, 09/19/2027 115 126
3.51%, 03/17/2025 75 82
Canadian Natural Resources Ltd
3.80%, 04/15/2024 470 506
Chevron Corp
2.00%, 05/11/2027 155 160
2.98%, 05/11/2040 40 41
Chevron USA Inc
0.43%, 08/11/2023 240 240
1.02%, 08/12/2027 160 156
2.34%, 08/12/2050 160 137
3.25%, 10/15/2029 290 321
Devon Energy Corp
5.00%, 06/15/2045 75 87

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Diamondback Energy Inc
2.88%, 12/01/2024 $ 150 $ 159
3.25%, 12/01/2026 150 159
Ecopetrol SA
5.88%, 05/28/2045 160 173
Equinor ASA
3.00%, 04/06/2027 155 168
3.25%, 11/18/2049 145 145
3.63%, 04/06/2040 155 170
Exxon Mobil Corp
1.57%, 04/15/2023 235 241
1.90%, 08/16/2022 45 46
2.02%, 08/16/2024 200 209
3.00%, 08/16/2039 150 149
4.23%, 03/19/2040 315 359
Hess Corp
4.30%, 04/01/2027 300 332
7.13%, 03/15/2033 21 28
7.30%, 08/15/2031 109 143
Husky Energy Inc
4.00%, 04/15/2024 500 534
Marathon Oil Corp
2.80%, 11/01/2022 26 27
3.85%, 06/01/2025 500 539
4.40%, 07/15/2027 300 338
Marathon Petroleum Corp
3.63%, 09/15/2024 145 158
5.00%, 09/15/2054 200 221
Phillips 66
1.30%, 02/15/2026 30 30
2.15%, 12/15/2030 110 106
3.85%, 04/09/2025 95 105
4.30%, 04/01/2022 75 78
5.88%, 05/01/2042 30 40
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 54
1.90%, 08/15/2030 160 153
2.15%, 01/15/2031 55 53
Shell International Finance BV
0.38%, 09/15/2023 150 150
2.00%, 11/07/2024 150 156
2.38%, 04/06/2025 105 111
2.38%, 11/07/2029 150 154
2.88%, 05/10/2026 155 167
3.13%, 11/07/2049 150 147
4.38%, 05/11/2045 325 385
Suncor Energy Inc
2.80%, 05/15/2023 155 162
4.00%, 11/15/2047 100 106
6.85%, 06/01/2039 73 103
Total Capital International SA
2.99%, 06/29/2041 115 115
3.13%, 05/29/2050 155 151
3.39%, 06/29/2060 115 114
Valero Energy Corp
1.20%, 03/15/2024 150 151
2.85%, 04/15/2025 150 158
6.63%, 06/15/2037 60 79
7.50%, 04/15/2032 60 83
$ 10,685
Oil & Gas Services - 0 .13%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 75 78
3.14%, 11/07/2029 150 161
3.34%, 12/15/2027 135 149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
3.80%, 11/15/2025 $ 14 $ 15
5.00%, 11/15/2045 230 265
7.45%, 09/15/2039 26 37
NOV Inc
3.60%, 12/01/2029 150 156
Schlumberger Investment SA
2.65%, 06/26/2030 160 165
3.65%, 12/01/2023 75 81
$ 1,107
Packaging & Containers - 0 .01%
WRKCo Inc
3.00%, 06/15/2033 80 84
Pharmaceuticals - 1 .55%
AbbVie Inc
2.85%, 05/14/2023 40 42
2.95%, 11/21/2026 300 324
3.60%, 05/14/2025 170 186
3.85%, 06/15/2024 90 98
4.05%, 11/21/2039 375 426
4.25%, 11/14/2028 140 162
4.40%, 11/06/2042 25 29
4.45%, 05/14/2046 270 315
4.55%, 03/15/2035 170 203
4.85%, 06/15/2044 30 37
4.88%, 11/14/2048 170 214
AstraZeneca PLC
0.70%, 04/08/2026 120 116
1.38%, 08/06/2030 160 150
2.13%, 08/06/2050 80 65
4.38%, 08/17/2048 60 72
6.45%, 09/15/2037 30 44
Becton Dickinson and Co
1.96%, 02/11/2031 60 58
4.67%, 06/06/2047 155 190
4.69%, 12/15/2044 59 72
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 65
1.13%, 11/13/2027 120 117
1.45%, 11/13/2030 65 62
2.55%, 11/13/2050 65 59
3.25%, 02/20/2023 85 90
3.45%, 11/15/2027 90 101
3.90%, 02/20/2028 130 149
4.13%, 06/15/2039 195 233
4.25%, 10/26/2049 360 433
4.35%, 11/15/2047 210 254
4.55%, 02/20/2048 220 275
5.00%, 08/15/2045 232 307
Cardinal Health Inc
3.41%, 06/15/2027 400 439
Cigna Corp
3.20%, 03/15/2040 155 157
3.88%, 10/15/2047 185 201
4.13%, 11/15/2025 170 191
4.80%, 08/15/2038 170 209
CVS Health Corp
1.30%, 08/21/2027 160 156
1.75%, 08/21/2030 160 153
1.88%, 02/28/2031 55 53
2.63%, 08/15/2024 140 149
2.70%, 08/21/2040 160 150
3.00%, 08/15/2026 105 114
3.25%, 08/15/2029 140 151
3.70%, 03/09/2023 73 78
3.88%, 07/20/2025 60 67
5.13%, 07/20/2045 430 539

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
71
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly and Co
2.50%, 09/15/2060 $ 155 $ 135
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 203
3.63%, 05/15/2025 85 94
3.88%, 05/15/2028 165 190
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 150 150
Johnson & Johnson
0.55%, 09/01/2025 115 114
0.95%, 09/01/2027 115 113
2.10%, 09/01/2040 115 107
2.25%, 09/01/2050 115 103
2.45%, 09/01/2060 115 103
2.95%, 03/03/2027 110 121
3.70%, 03/01/2046 90 103
5.95%, 08/15/2037 75 109
McKesson Corp
0.90%, 12/03/2025 60 59
4.88%, 03/15/2044 80 98
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 37
Merck & Co Inc
0.75%, 02/24/2026 80 79
1.45%, 06/24/2030 210 202
2.35%, 06/24/2040 135 128
2.80%, 05/18/2023 75 79
Novartis Capital Corp
2.75%, 08/14/2050 155 151
Pfizer Inc
0.80%, 05/28/2025 100 100
2.55%, 05/28/2040 100 98
3.40%, 05/15/2024 100 109
4.00%, 12/15/2036 45 54
4.20%, 09/15/2048 80 96
4.30%, 06/15/2043 225 271
4.40%, 05/15/2044 75 92
7.20%, 03/15/2039 60 96
Takeda Pharmaceutical Co Ltd
3.18%, 07/09/2050 645 621
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 366
Viatris Inc
1.13%, 06/22/2022
(i)
80 81
2.30%, 06/22/2027
(i)
115 118
2.70%, 06/22/2030
(i)
155 156
3.85%, 06/22/2040
(i)
115 121
4.00%, 06/22/2050
(i)
155 159
Wyeth LLC
5.95%, 04/01/2037 60 85
Zoetis Inc
2.00%, 05/15/2030 85 83
3.00%, 05/15/2050 40 39
$ 12,978
Pipelines - 0 .99%
Boardwalk Pipelines LP
3.38%, 02/01/2023 30 31
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 323
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 102
Enbridge Inc
2.50%, 01/15/2025 150 157
3.13%, 11/15/2029 150 159
4.25%, 12/01/2026 75 85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer Operating LP
2.90%, 05/15/2025 $ 310 $ 324
3.75%, 05/15/2030 155 163
4.05%, 03/15/2025 300 326
4.20%, 04/15/2027 300 331
5.30%, 04/15/2047 350 377
6.25%, 04/15/2049 155 184
Energy Transfer Partners LP / Regency Energy
Finance Corp
5.00%, 10/01/2022 350 369
Enterprise Products Operating LLC
4.25%, 02/15/2048 250 269
4.45%, 02/15/2043 350 396
6.88%, 03/01/2033 39 54
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 22
Kinder Morgan Inc
2.00%, 02/15/2031 130 124
3.25%, 08/01/2050 130 117
3.60%, 02/15/2051 245 232
5.05%, 02/15/2046 30 35
MPLX LP
1.75%, 03/01/2026 160 161
4.13%, 03/01/2027 140 156
4.25%, 12/01/2027 300 341
4.50%, 04/15/2038 200 219
5.50%, 02/15/2049 130 156
ONEOK Inc
2.20%, 09/15/2025 155 159
2.75%, 09/01/2024 375 394
3.40%, 09/01/2029 350 364
Plains All American Pipeline LP / PAA Finance
Corp
4.70%, 06/15/2044 30 29
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 84
5.00%, 03/15/2027 375 435
5.63%, 03/01/2025 75 86
Spectra Energy Partners LP
4.75%, 03/15/2024 105 116
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 344
4.88%, 05/15/2048 190 225
Williams Cos Inc/The
2.60%, 03/15/2031
(g)
160 159
3.75%, 06/15/2027 45 50
3.90%, 01/15/2025 500 544
4.00%, 09/15/2025 50 55
6.30%, 04/15/2040 30 39
$ 8,296
Private Equity - 0 .04%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 329
Regional Authority - 0 .33%
Province of Alberta Canada
1.00%, 05/20/2025
(a)
310 312
3.30%, 03/15/2028 150 168
Province of British Columbia Canada
1.30%, 01/29/2031 60 58
2.00%, 10/23/2022 500 515
6.50%, 01/15/2026 45 56
Province of Manitoba Canada
3.05%, 05/14/2024 30 32
Province of Ontario Canada
0.63%, 01/21/2026 30 29
1.13%, 10/07/2030 300 284
1.75%, 01/24/2023 315 324
3.20%, 05/16/2024 165 179

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
72
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Ontario Canada   (continued)
3.40%, 10/17/2023 $ 210 $ 226
Province of Quebec Canada
0.60%, 07/23/2025 200 197
1.35%, 05/28/2030 315 306
7.50%, 09/15/2029 36 52
$ 2,738
REITs - 1 .16%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 225
2.75%, 12/15/2029 70 73
3.00%, 05/18/2051 60 57
4.00%, 02/01/2050 70 78
4.90%, 12/15/2030 80 97
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 160 165
American Tower Corp
0.60%, 01/15/2024 120 120
1.30%, 09/15/2025 80 80
1.88%, 10/15/2030 150 143
2.90%, 01/15/2030 155 162
2.95%, 01/15/2051 60 55
3.50%, 01/31/2023 75 79
4.70%, 03/15/2022 50 52
AvalonBay Communities Inc
2.30%, 03/01/2030 155 158
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 432
Crown Castle International Corp
1.05%, 07/15/2026 115 112
1.35%, 07/15/2025 115 115
2.90%, 04/01/2041 60 56
3.10%, 11/15/2029 125 131
3.20%, 09/01/2024 75 81
3.25%, 01/15/2051 115 109
4.00%, 11/15/2049 95 101
CubeSmart LP
2.00%, 02/15/2031 110 105
Duke Realty LP
1.75%, 07/01/2030 155 150
2.88%, 11/15/2029 75 79
Equinix Inc
1.00%, 09/15/2025 150 148
1.25%, 07/15/2025 155 154
1.80%, 07/15/2027 155 155
2.63%, 11/18/2024 150 159
3.20%, 11/18/2029 130 137
5.38%, 05/15/2027 175 189
Essex Portfolio LP
1.70%, 03/01/2028
(g)
60 59
3.00%, 01/15/2030 140 148
Federal Realty Investment Trust
1.25%, 02/15/2026 115 115
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 149
5.25%, 06/01/2025 400 451
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 150 144
Kilroy Realty LP
2.50%, 11/15/2032 160 154
Kimco Realty Corp
2.70%, 03/01/2024 300 316
2.70%, 10/01/2030 160 164
3.70%, 10/01/2049 30 31
Life Storage LP
2.20%, 10/15/2030 75 73
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Mid-America Apartments LP
1.70%, 02/15/2031 $ 120 $ 114
National Retail Properties Inc
3.60%, 12/15/2026 300 329
Office Properties Income Trust
4.00%, 07/15/2022 300 308
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 33
4.95%, 04/01/2024 30 33
Prologis LP
1.25%, 10/15/2030 160 150
3.00%, 04/15/2050 180 177
Public Storage
0.88%, 02/15/2026 40 39
Realty Income Corp
0.75%, 03/15/2026 40 39
3.25%, 01/15/2031 160 173
4.13%, 10/15/2026 20 23
Simon Property Group LP
1.75%, 02/01/2028 55 54
2.00%, 09/13/2024 150 156
2.75%, 02/01/2023 250 260
3.50%, 09/01/2025 160 174
4.75%, 03/15/2042 164 193
Spirit Realty LP
2.10%, 03/15/2028
(g)
60 59
UDR Inc
2.10%, 08/01/2032 100 97
3.20%, 01/15/2030 145 155
4.00%, 10/01/2025 200 226
Ventas Realty LP
3.75%, 05/01/2024 500 542
VEREIT Operating Partnership LP
2.20%, 06/15/2028 65 65
Welltower Inc
3.63%, 03/15/2024 120 130
4.13%, 03/15/2029 300 338
WP Carey Inc
2.40%, 02/01/2031 65 65
$ 9,693
Retail - 0 .53%
AutoZone Inc
1.65%, 01/15/2031 160 150
Costco Wholesale Corp
2.30%, 05/18/2022 200 205
Dollar Tree Inc
4.20%, 05/15/2028 130 148
Home Depot Inc/The
0.90%, 03/15/2028
(a)
55 53
2.38%, 03/15/2051 55 48
2.70%, 04/01/2023 50 52
3.13%, 12/15/2049 235 237
4.25%, 04/01/2046 180 215
Kohl's Corp
4.25%, 07/17/2025 300 326
Lowe's Cos Inc
1.30%, 04/15/2028 130 125
1.70%, 10/15/2030 130 124
2.50%, 04/15/2026 90 95
3.38%, 09/15/2025 50 55
3.65%, 04/05/2029 135 151
3.70%, 04/15/2046 20 22
4.55%, 04/05/2049 135 167
5.00%, 04/15/2040 155 197
McDonald's Corp
2.63%, 09/01/2029 140 146
3.25%, 06/10/2024 175 190
3.70%, 01/30/2026 150 167

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
73
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald’s Corp   (continued)
3.70%, 02/15/2042 $ 300 $ 328
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 71
Starbucks Corp
1.30%, 05/07/2022 185 187
TJX Cos Inc/The
1.15%, 05/15/2028 65 63
1.60%, 05/15/2031 65 62
Walgreens Boots Alliance Inc
4.80%, 11/18/2044 155 174
Walmart Inc
2.35%, 12/15/2022 220 228
3.95%, 06/28/2038 195 231
5.25%, 09/01/2035 40 55
5.63%, 04/01/2040 40 57
5.63%, 04/15/2041 60 86
$ 4,415
Semiconductors - 0 .68%
Applied Materials Inc
4.35%, 04/01/2047 45 56
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 711
Broadcom Inc
3.15%, 11/15/2025 590 633
3.63%, 10/15/2024 415 452
4.15%, 11/15/2030 590 648
4.75%, 04/15/2029 355 405
Intel Corp
2.88%, 05/11/2024 105 112
3.15%, 05/11/2027 150 165
3.40%, 03/25/2025 155 169
3.73%, 12/08/2047 105 116
3.75%, 03/25/2027 155 175
4.60%, 03/25/2040 155 193
Micron Technology Inc
4.19%, 02/15/2027 405 460
4.64%, 02/06/2024 300 331
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(i)
80 86
QUALCOMM Inc
1.30%, 05/20/2028 327 318
1.65%, 05/20/2032 243 230
4.80%, 05/20/2045 110 142
Texas Instruments Inc
1.75%, 05/04/2030 50 49
4.15%, 05/15/2048 165 199
$ 5,650
Software - 0 .54%
Activision Blizzard Inc
1.35%, 09/15/2030 80 74
2.50%, 09/15/2050 160 139
Electronic Arts Inc
1.85%, 02/15/2031 60 58
Fidelity National Information Services Inc
0.38%, 03/01/2023
(g)
155 155
0.60%, 03/01/2024
(g)
55 55
1.65%, 03/01/2028
(g)
105 104
3.10%, 03/01/2041
(g)
55 55
Fiserv Inc
3.50%, 10/01/2022 30 31
3.50%, 07/01/2029 300 329
Intuit Inc
1.35%, 07/15/2027 160 159
Microsoft Corp
2.53%, 06/01/2050 311 289
2.68%, 06/01/2060 149 137
3.30%, 02/06/2027 140 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp   (continued)
3.95%, 08/08/2056 $ 141 $ 173
4.10%, 02/06/2037 176 216
Oracle Corp
2.40%, 09/15/2023 75 79
2.50%, 10/15/2022 75 78
2.50%, 04/01/2025 155 164
2.63%, 02/15/2023 370 386
2.80%, 04/01/2027 155 166
2.95%, 11/15/2024 85 92
2.95%, 05/15/2025 105 113
2.95%, 04/01/2030 155 166
3.40%, 07/08/2024 145 157
3.60%, 04/01/2040 155 166
3.90%, 05/15/2035 130 149
4.00%, 11/15/2047 75 83
4.30%, 07/08/2034 75 89
4.38%, 05/15/2055 150 175
4.50%, 07/08/2044 50 59
6.13%, 07/08/2039 60 85
ServiceNow Inc
1.40%, 09/01/2030 160 148
$ 4,485
Sovereign - 1 .68%
Canada Government International Bond
1.63%, 01/22/2025 200 208
Chile Government International Bond
2.55%, 01/27/2032 200 202
Colombia Government International Bond
2.63%, 03/15/2023 300 308
3.13%, 04/15/2031 315 313
5.00%, 06/15/2045 200 217
5.63%, 02/26/2044 250 288
Export Development Canada
1.38%, 02/24/2023 250 256
Export-Import Bank of Korea
0.38%, 02/09/2024 200 199
1.38%, 02/09/2031 200 191
Hungary Government International Bond
5.38%, 03/25/2024 450 511
Indonesia Government International Bond
3.05%, 03/12/2051
(a)
200 194
3.70%, 10/30/2049 200 200
4.75%, 02/11/2029 300 348
Israel Government International Bond
3.88%, 07/03/2050 200 219
Japan Bank for International Cooperation
0.38%, 09/15/2023 460 459
0.63%, 05/22/2023 200 201
1.25%, 01/21/2031 200 192
1.63%, 10/17/2022 200 204
1.88%, 07/21/2026 264 274
3.00%, 05/29/2024 300 323
Korea International Bond
1.00%, 09/16/2030 200 188
3.88%, 09/20/2048 250 307
Mexico Government International Bond
3.25%, 04/16/2030
(a)
200 204
3.75%, 01/11/2028 225 243
3.75%, 04/19/2071 200 173
3.90%, 04/27/2025 600 665
4.50%, 04/22/2029 300 336
4.60%, 01/23/2046 200 204
4.60%, 02/10/2048 300 307
4.75%, 03/08/2044 150 159
5.75%, 10/12/2110 100 114

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
74
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
2.25%, 09/29/2032 $ 200 $ 191
3.16%, 01/23/2030 200 209
3.75%, 03/16/2025 200 217
4.50%, 04/16/2050 200 222
Peruvian Government International Bond
1.86%, 12/01/2032 60 56
2.78%, 12/01/2060 60 49
5.63%, 11/18/2050 150 206
8.75%, 11/21/2033 180 283
Philippine Government International Bond
3.00%, 02/01/2028 300 322
3.70%, 03/01/2041 400 421
7.75%, 01/14/2031 190 280
10.63%, 03/16/2025 100 138
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 209
5.38%, 06/15/2033 205 255
6.88%, 09/27/2023 260 300
Svensk Exportkredit AB
0.50%, 08/26/2025 320 314
2.88%, 03/14/2023 210 221
Tennessee Valley Authority
3.50%, 12/15/2042 100 114
4.25%, 09/15/2065 115 155
5.25%, 09/15/2039 250 354
5.38%, 04/01/2056 61 95
5.88%, 04/01/2036 325 476
6.75%, 11/01/2025 57 73
Uruguay Government International Bond
4.13%, 11/20/2045 136 153
4.38%, 10/27/2027 80 91
5.10%, 06/18/2050 200 247
7.63%, 03/21/2036 150 232
$ 14,090
Supranational Bank - 1 .49%
Asian Development Bank
0.25%, 10/06/2023 450 449
0.38%, 09/03/2025 310 304
1.50%, 03/04/2031
(g)
115 114
2.13%, 03/19/2025 300 317
2.38%, 08/10/2027 500 535
2.75%, 03/17/2023 670 704
2.75%, 01/19/2028 130 143
5.82%, 06/16/2028 39 51
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 305 304
Corp Andina de Fomento
4.38%, 06/15/2022 159 166
Council Of Europe Development Bank
1.38%, 02/27/2025 310 319
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 315 314
0.50%, 01/28/2026 115 113
European Investment Bank
0.38%, 12/15/2025 305 298
0.38%, 03/26/2026 630 614
0.63%, 10/21/2027 60 58
1.25%, 02/14/2031 255 247
1.63%, 03/14/2025 80 83
1.88%, 02/10/2025 250 262
2.25%, 03/15/2022 500 511
2.38%, 05/24/2027 120 129
2.50%, 03/15/2023 440 460
FMS Wertmanagement
2.00%, 08/01/2022 225 231
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank
0.25%, 11/15/2023 $ 310 $ 309
0.63%, 09/16/2027 305 293
1.13%, 01/13/2031 110 105
1.75%, 03/14/2025 230 240
2.13%, 01/15/2025 500 529
2.38%, 07/07/2027 250 267
4.38%, 01/24/2044 50 67
International Bank for Reconstruction &
Development
0.25%, 11/24/2023 60 60
0.50%, 10/28/2025 200 197
0.75%, 11/24/2027 120 116
0.75%, 08/26/2030 310 287
1.25%, 02/10/2031 115 111
1.63%, 01/15/2025 470 488
1.75%, 10/23/2029 200 204
2.50%, 03/19/2024 115 122
2.50%, 07/29/2025 170 183
3.00%, 09/27/2023 300 320
7.63%, 01/19/2023 933 1,062
International Finance Corp
0.38%, 07/16/2025 315 309
Nordic Investment Bank
0.38%, 09/11/2025 230 225
1.38%, 10/17/2022 255 260
$ 12,480
Telecommunications - 1 .23%
AT&T Inc
1.65%, 02/01/2028 200 196
2.25%, 02/01/2032 145 139
3.00%, 06/30/2022 90 93
3.10%, 02/01/2043 145 135
3.50%, 09/15/2053
(i)
1,227 1,111
3.55%, 09/15/2055
(i)
815 740
3.65%, 09/15/2059
(i)
699 636
Cisco Systems Inc/Delaware
5.50%, 01/15/2040 60 84
Juniper Networks Inc
2.00%, 12/10/2030 55 52
Orange SA
5.38%, 01/13/2042 30 40
Rogers Communications Inc
3.70%, 11/15/2049 190 202
5.00%, 03/15/2044 200 253
7.50%, 08/15/2038 250 380
T-Mobile USA Inc
1.50%, 02/15/2026
(i)
310 309
2.05%, 02/15/2028
(i)
310 307
2.25%, 11/15/2031
(i)
150 144
3.00%, 02/15/2041
(i)
150 140
3.30%, 02/15/2051
(i)
150 139
3.50%, 04/15/2025
(i)
155 168
3.75%, 04/15/2027
(i)
315 347
4.38%, 04/15/2040
(i)
155 171
Verizon Communications Inc
0.85%, 11/20/2025 65 64
1.50%, 09/18/2030 180 169
1.68%, 10/30/2030
(i)
2,626 2,483
1.75%, 01/20/2031 135 128
2.65%, 11/20/2040 50 46
2.88%, 11/20/2050 135 121
2.99%, 10/30/2056
(i)
89 79
3.00%, 11/20/2060 65 58
3.85%, 11/01/2042 90 98
4.33%, 09/21/2028 60 69
4.52%, 09/15/2048 231 271
4.81%, 03/15/2039 75 92

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
75
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
3.75%, 01/16/2024 $ 75 $ 82
4.13%, 05/30/2025 75 84
4.25%, 09/17/2050 250 277
5.00%, 05/30/2038 80 98
6.15%, 02/27/2037 240 326
$ 10,331
Transportation - 0 .50%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 155 169
4.15%, 04/01/2045 200 235
4.40%, 03/15/2042 30 37
5.40%, 06/01/2041 400 538
Canadian Pacific Railway Co
6.13%, 09/15/2115 75 117
CSX Corp
2.40%, 02/15/2030 60 62
3.35%, 09/15/2049 60 61
3.80%, 03/01/2028 75 84
4.30%, 03/01/2048 200 235
FedEx Corp
3.88%, 08/01/2042 30 32
4.55%, 04/01/2046 500 579
Norfolk Southern Corp
2.55%, 11/01/2029 150 156
3.94%, 11/01/2047 192 216
4.84%, 10/01/2041 30 38
Ryder System Inc
2.90%, 12/01/2026 150 162
Union Pacific Corp
2.97%, 09/16/2062
(i)
90 82
3.55%, 08/15/2039 435 477
3.84%, 03/20/2060 220 242
3.95%, 09/10/2028 140 160
United Parcel Service Inc
2.50%, 09/01/2029 125 131
3.40%, 09/01/2049 180 191
3.90%, 04/01/2025 155 172
4.88%, 11/15/2040 30 38
$ 4,214
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 115 109
Water - 0 .02%
American Water Capital Corp
3.75%, 09/01/2047 140 155
6.59%, 10/15/2037 13 19
$ 174
TOTAL BONDS $ 266,833
MUNICIPAL BONDS - 0 .53%
Principal
Amount (000's) Value (000's)
California - 0 .16%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 282
6.91%, 10/01/2050 125 218
California State University
2.98%, 11/01/2051 155 159
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 28
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 31
State of California
3.50%, 04/01/2028 115 130
7.30%, 10/01/2039 300 474
$ 1,322
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 $ 155 $ 225
Illinois - 0 .16%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 300 427
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 30 41
State of Illinois
4.95%, 06/01/2023 60 63
5.10%, 06/01/2033 700 782
$ 1,313
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(e),(k)
50 50
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(k)
250 325
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 209
$ 584
New York - 0 .04%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 321
Ohio - 0 .01%
Ohio State University/The
4.91%, 06/01/2040 50 66
Texas - 0 .03%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 42
State of Texas
4.68%, 04/01/2040 160 212
$ 254
Wisconsin - 0 .04%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(k)
285 330
TOTAL MUNICIPAL BONDS $ 4,415
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 63 .98%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3 .20%
2.00%, 09/01/2031 $ 117 $ 121
2.00%, 12/01/2031 152 157
2.50%, 08/01/2028 115 120
2.50%, 01/01/2030 338 354
2.50%, 01/01/2031 298 312
2.50%, 02/01/2031 298 311
2.50%, 12/01/2031 485 507
2.50%, 01/01/2032 506 529
2.50%, 03/01/2032 153 160
2.50%, 11/01/2036 94 98
3.00%, 11/01/2028 229 243
3.00%, 04/01/2029 203 214
3.00%, 09/01/2029 186 197
3.00%, 10/01/2029 277 292
3.00%, 11/01/2029 128 135
3.00%, 01/01/2030 109 116
3.00%, 11/01/2030 108 116
3.00%, 03/01/2031 71 75
3.00%, 05/01/2032 313 328
3.00%, 03/01/2033 181 195
3.00%, 04/01/2033 44 47
3.00%, 09/01/2036 74 79

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
76
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 09/01/2036 $ 142 $ 150
3.00%, 02/01/2037 138 145
3.00%, 10/01/2042 283 302
3.00%, 11/01/2042 456 487
3.00%, 02/01/2043 442 472
3.00%, 08/01/2043 684 731
3.00%, 08/01/2043 583 622
3.00%, 09/01/2043 122 130
3.00%, 10/01/2043 94 100
3.00%, 01/01/2045 91 96
3.00%, 06/01/2046 303 321
3.00%, 10/01/2046 161 173
3.00%, 02/01/2047 250 266
3.50%, 12/01/2031 205 221
3.50%, 05/01/2034 67 72
3.50%, 11/01/2034 81 88
3.50%, 01/01/2035 170 184
3.50%, 04/01/2037 70 75
3.50%, 06/01/2042 114 124
3.50%, 06/01/2042 531 577
3.50%, 06/01/2042 428 465
3.50%, 07/01/2042 1,125 1,220
3.50%, 10/01/2042 670 731
3.50%, 02/01/2045 99 106
3.50%, 03/01/2045 244 263
3.50%, 06/01/2045 253 272
3.50%, 07/01/2045 241 260
3.50%, 06/01/2046 328 350
3.50%, 08/01/2046 187 200
3.50%, 09/01/2046 463 493
4.00%, 12/01/2024 77 82
4.00%, 12/01/2030 19 20
4.00%, 11/01/2033 128 141
4.00%, 07/01/2034 88 97
4.00%, 04/01/2038 185 201
4.00%, 12/01/2040 172 190
4.00%, 02/01/2044 151 168
4.00%, 04/01/2044 187 206
4.00%, 07/01/2044 229 251
4.00%, 09/01/2044 82 90
4.00%, 11/01/2044 289 319
4.00%, 01/01/2045 249 274
4.00%, 08/01/2045 350 384
4.00%, 11/01/2045 56 61
4.00%, 12/01/2045 68 75
4.00%, 02/01/2046 97 105
4.00%, 05/01/2046 186 205
4.50%, 10/01/2030 81 89
4.50%, 05/01/2031 9 10
4.50%, 02/01/2041 112 125
4.50%, 09/01/2043 75 83
4.50%, 12/01/2043 167 188
4.50%, 03/01/2044 317 357
4.50%, 04/01/2044 136 152
4.50%, 09/01/2044 214 239
4.50%, 10/01/2044 90 100
4.50%, 03/01/2047 117 129
4.50%, 07/01/2047 94 103
4.50%, 11/01/2047 22 25
4.50%, 05/01/2049 4,654 5,067
5.00%, 11/01/2035 61 71
5.00%, 12/01/2036 190 220
5.00%, 08/01/2039 81 93
5.00%, 12/01/2041 96 109
5.00%, 02/01/2042 415 483
5.00%, 04/01/2044 87 99
5.00%, 02/01/2048 121 136
5.00%, 07/01/2048 65 72
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 06/01/2034 $ 83 $ 95
5.50%, 07/01/2038 100 118
5.50%, 07/01/2038 71 83
5.50%, 12/01/2038 181 212
5.50%, 10/01/2039 329 379
5.50%, 06/01/2041 114 133
6.00%, 04/01/2038 344 408
6.00%, 11/01/2038 102 117
$ 26,766
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .59%
2.00%, 09/01/2029 261 270
2.00%, 05/01/2030 110 114
2.00%, 12/01/2031 203 210
2.00%, 02/01/2032 127 131
2.00%, 03/01/2036
(l)
6,000 6,193
2.00%, 03/01/2051
(l)
24,500 24,645
2.50%, 01/01/2028 104 108
2.50%, 07/01/2028 102 107
2.50%, 07/01/2028 282 294
2.50%, 11/01/2028 345 361
2.50%, 09/01/2029 204 213
2.50%, 02/01/2030 94 98
2.50%, 03/01/2030 263 275
2.50%, 05/01/2030 241 251
2.50%, 07/01/2030 125 130
2.50%, 08/01/2030 314 328
2.50%, 08/01/2030 273 285
2.50%, 12/01/2030 362 378
2.50%, 03/01/2031 314 328
2.50%, 07/01/2031 331 346
2.50%, 11/01/2031 497 519
2.50%, 12/01/2031 97 101
2.50%, 01/01/2032 144 151
2.50%, 03/01/2032 161 168
2.50%, 07/01/2033 13 14
2.50%, 02/01/2035 1,942 2,029
2.50%, 10/01/2036 45 47
2.50%, 10/01/2036 116 120
2.50%, 12/01/2036 120 124
2.50%, 01/01/2043 119 124
2.50%, 05/01/2043 132 137
2.50%, 10/01/2043 107 111
2.50%, 08/01/2046 88 92
2.50%, 12/01/2046 173 180
2.50%, 12/01/2046 132 137
2.50%, 07/01/2050 1,717 1,783
2.50%, 03/01/2051
(l)
22,500 23,245
3.00%, 04/01/2027 85 90
3.00%, 01/01/2029 76 81
3.00%, 02/01/2029 69 73
3.00%, 12/01/2029 75 79
3.00%, 12/01/2029 147 156
3.00%, 01/01/2030 388 410
3.00%, 01/01/2030 342 361
3.00%, 06/01/2030 234 247
3.00%, 09/01/2030 85 90
3.00%, 10/01/2030 364 385
3.00%, 11/01/2030 386 408
3.00%, 12/01/2030 79 84
3.00%, 03/01/2031 228 241
3.00%, 04/01/2031 83 87
3.00%, 09/01/2031 395 417
3.00%, 12/01/2031 174 184
3.00%, 01/01/2033 41 43
3.00%, 04/01/2033 42 44
3.00%, 08/01/2034 435 467
3.00%, 05/01/2035 440 461

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
77
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 06/01/2040 $ 820 $ 857
3.00%, 04/01/2043 421 447
3.00%, 04/01/2043 236 251
3.00%, 04/01/2043 117 125
3.00%, 05/01/2043 104 110
3.00%, 05/01/2043 483 520
3.00%, 05/01/2043 193 205
3.00%, 07/01/2043 511 543
3.00%, 07/01/2043 108 116
3.00%, 08/01/2043 572 608
3.00%, 08/01/2043 76 81
3.00%, 10/01/2043 316 338
3.00%, 10/01/2043 518 552
3.00%, 11/01/2043 136 145
3.00%, 01/01/2045 700 747
3.00%, 05/01/2046 134 141
3.00%, 05/01/2046 157 166
3.00%, 10/01/2046 640 676
3.00%, 09/01/2049 2,046 2,144
3.00%, 10/01/2049 2,307 2,420
3.00%, 10/01/2049 3,161 3,324
3.00%, 11/01/2049 2,521 2,706
3.00%, 11/01/2049 1,316 1,382
3.00%, 11/01/2049 3,958 4,147
3.00%, 03/01/2050 5,219 5,530
3.50%, 12/01/2026 129 137
3.50%, 03/01/2029 118 127
3.50%, 09/01/2029 130 140
3.50%, 11/01/2030 87 94
3.50%, 04/01/2032 19 20
3.50%, 07/01/2032 16 17
3.50%, 09/01/2032 17 19
3.50%, 12/01/2032 2,387 2,575
3.50%, 10/01/2033 10 11
3.50%, 05/01/2034 54 58
3.50%, 06/01/2034 39 42
3.50%, 07/01/2034 238 257
3.50%, 10/01/2034 61 65
3.50%, 02/01/2036 67 72
3.50%, 02/01/2037 54 58
3.50%, 05/01/2037 79 85
3.50%, 03/01/2041 27 29
3.50%, 02/01/2042 271 294
3.50%, 03/01/2042 62 68
3.50%, 05/01/2042 391 424
3.50%, 06/01/2042 367 398
3.50%, 07/01/2042 64 69
3.50%, 10/01/2042 519 563
3.50%, 04/01/2043 459 498
3.50%, 05/01/2043 340 370
3.50%, 05/01/2043 444 481
3.50%, 06/01/2043 90 97
3.50%, 08/01/2043 350 379
3.50%, 09/01/2043 1,141 1,244
3.50%, 01/01/2044 1,233 1,351
3.50%, 01/01/2044 117 127
3.50%, 07/01/2044 529 573
3.50%, 10/01/2044 197 213
3.50%, 11/01/2044 224 241
3.50%, 12/01/2044 329 355
3.50%, 02/01/2045 209 223
3.50%, 02/01/2045 339 365
3.50%, 04/01/2045 340 369
3.50%, 04/01/2045 189 204
3.50%, 10/01/2045 127 137
3.50%, 10/01/2045 135 145
3.50%, 11/01/2045 257 275
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2045 $ 153 $ 165
3.50%, 12/01/2045 326 350
3.50%, 12/01/2045 22 23
3.50%, 12/01/2045 160 173
3.50%, 01/01/2046 372 401
3.50%, 03/01/2046 99 106
3.50%, 03/01/2046 409 439
3.50%, 05/01/2046 69 74
3.50%, 06/01/2046 113 122
3.50%, 07/01/2046 383 411
3.50%, 12/01/2046 289 310
3.50%, 03/01/2047 252 270
3.50%, 07/01/2049 2,427 2,576
3.50%, 08/01/2049 1,414 1,498
3.50%, 11/01/2049 4,143 4,425
4.00%, 12/01/2024 118 126
4.00%, 04/01/2029 7 8
4.00%, 12/01/2030 10 10
4.00%, 03/01/2031 481 513
4.00%, 03/01/2031 70 75
4.00%, 11/01/2031 13 14
4.00%, 11/01/2033 221 243
4.00%, 11/01/2033 49 52
4.00%, 10/01/2034 138 151
4.00%, 02/01/2036 191 210
4.00%, 01/01/2037 67 73
4.00%, 10/01/2037 104 113
4.00%, 03/01/2038 43 47
4.00%, 07/01/2038 168 182
4.00%, 12/01/2038 115 124
4.00%, 01/01/2039 149 161
4.00%, 09/01/2040 77 85
4.00%, 01/01/2041 76 84
4.00%, 02/01/2041 27 30
4.00%, 12/01/2041 114 125
4.00%, 06/01/2042 201 222
4.00%, 06/01/2042 109 120
4.00%, 07/01/2042 619 686
4.00%, 12/01/2042 208 228
4.00%, 11/01/2043 272 299
4.00%, 09/01/2044 105 115
4.00%, 11/01/2044 112 122
4.00%, 01/01/2045 94 103
4.00%, 04/01/2045 301 327
4.00%, 08/01/2045 126 139
4.00%, 11/01/2045 393 431
4.00%, 07/01/2046 93 101
4.00%, 05/01/2048 238 265
4.00%, 04/01/2049 521 561
4.00%, 07/01/2049 1,930 2,072
4.00%, 10/01/2049 3,812 4,173
4.00%, 11/01/2049 2,186 2,350
4.00%, 04/01/2050 3,106 3,388
4.50%, 08/01/2023 54 58
4.50%, 06/01/2029 16 18
4.50%, 07/01/2029 4 5
4.50%, 08/01/2030 9 10
4.50%, 01/01/2034 27 29
4.50%, 04/01/2039 102 115
4.50%, 09/01/2040 180 200
4.50%, 05/01/2041 256 288
4.50%, 09/01/2041 313 352
4.50%, 11/01/2043 205 231
4.50%, 11/01/2043 138 156
4.50%, 01/01/2044 179 201
4.50%, 02/01/2044 66 74
4.50%, 04/01/2044 244 273

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
78
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 04/01/2044 $ 150 $ 169
4.50%, 05/01/2044 47 53
4.50%, 08/01/2044 69 75
4.50%, 08/01/2044 228 256
4.50%, 10/01/2044 110 121
4.50%, 04/01/2045 84 92
4.50%, 04/01/2046 65 72
4.50%, 05/01/2046 133 148
4.50%, 01/01/2047 94 103
4.50%, 01/01/2047 319 353
5.00%, 12/01/2025 20 22
5.00%, 01/01/2039 446 518
5.00%, 07/01/2039 195 227
5.00%, 02/01/2041 139 160
5.00%, 02/01/2041 88 103
5.00%, 04/01/2041 319 370
5.00%, 05/01/2042 169 195
5.00%, 07/01/2042 80 93
5.00%, 03/01/2044 66 74
5.00%, 05/01/2044 103 116
5.00%, 02/01/2045 153 177
5.00%, 06/01/2045 431 501
5.00%, 06/01/2048 145 161
5.00%, 08/01/2048 98 109
5.50%, 12/01/2027 32 36
5.50%, 03/01/2038 100 118
5.50%, 05/01/2038 111 131
5.50%, 06/01/2038 153 179
5.50%, 09/01/2038 243 284
5.50%, 11/01/2038 118 138
5.50%, 04/01/2039 127 149
5.50%, 04/01/2040 153 177
6.00%, 04/01/2026 18 20
6.00%, 10/01/2036 93 111
$ 147,197
Government National Mortgage Association (GNMA) - 6 .64%
2.00%, 03/01/2051 3,000 3,037
2.50%, 06/20/2027 102 107
2.50%, 12/20/2030 96 100
2.50%, 03/20/2031 157 164
2.50%, 07/20/2043 124 129
2.50%, 12/20/2046 347 362
2.50%, 01/20/2047 114 118
2.50%, 03/01/2051 10,500 10,867
3.00%, 02/15/2027 60 64
3.00%, 08/20/2029 72 76
3.00%, 09/20/2029 83 88
3.00%, 07/20/2030 66 70
3.00%, 01/20/2031 71 75
3.00%, 07/20/2032 90 95
3.00%, 09/20/2042 65 70
3.00%, 11/20/2042 485 516
3.00%, 12/20/2042 361 385
3.00%, 01/20/2043 351 374
3.00%, 03/20/2043 448 476
3.00%, 03/20/2043 83 90
3.00%, 03/20/2043 428 463
3.00%, 04/20/2043 561 596
3.00%, 06/20/2043 500 532
3.00%, 08/20/2043 542 576
3.00%, 05/20/2044 217 231
3.00%, 12/15/2044 43 45
3.00%, 12/20/2044 537 569
3.00%, 01/15/2045 57 60
3.00%, 01/15/2045 68 71
3.00%, 02/20/2045 57 60
3.00%, 05/20/2045 372 395
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 06/20/2045 $ 152 $ 161
3.00%, 07/20/2045 1,085 1,149
3.00%, 08/20/2045 507 537
3.00%, 09/20/2045 215 227
3.00%, 10/20/2045 460 487
3.00%, 12/20/2045 250 264
3.00%, 01/20/2046 115 122
3.00%, 03/20/2046 478 506
3.00%, 04/20/2046 1,066 1,127
3.00%, 05/20/2046 783 828
3.00%, 06/20/2046 762 806
3.00%, 07/20/2046 1,741 1,826
3.00%, 08/20/2046 719 761
3.00%, 09/20/2046 546 578
3.00%, 10/20/2046 408 431
3.00%, 11/20/2046 682 739
3.00%, 12/15/2046 143 149
3.50%, 05/20/2042 134 146
3.50%, 06/20/2042 137 149
3.50%, 07/20/2042 539 587
3.50%, 09/20/2042 414 450
3.50%, 10/20/2042 299 325
3.50%, 11/20/2042 261 284
3.50%, 12/20/2042 269 293
3.50%, 01/20/2043 441 480
3.50%, 02/20/2043 703 766
3.50%, 03/20/2043 477 519
3.50%, 04/15/2043 290 314
3.50%, 04/20/2043 320 348
3.50%, 05/20/2043 209 227
3.50%, 07/20/2043 273 297
3.50%, 08/20/2043 677 736
3.50%, 09/20/2043 479 522
3.50%, 10/20/2043 228 247
3.50%, 09/20/2044 202 218
3.50%, 10/20/2044 233 253
3.50%, 11/20/2044 228 245
3.50%, 12/20/2044 234 251
3.50%, 01/20/2045 230 247
3.50%, 02/20/2045 309 334
3.50%, 03/15/2045 50 53
3.50%, 03/20/2045 393 422
3.50%, 04/15/2045 30 32
3.50%, 04/20/2045 240 257
3.50%, 04/20/2045 336 370
3.50%, 05/20/2045 398 427
3.50%, 06/20/2045 61 65
3.50%, 07/20/2045 340 365
3.50%, 08/20/2045 363 390
3.50%, 09/20/2045 351 377
3.50%, 10/20/2045 318 342
3.50%, 11/20/2045 552 593
3.50%, 12/20/2045 408 438
3.50%, 02/20/2046 341 366
3.50%, 08/15/2046 127 137
3.50%, 09/15/2046 84 89
3.50%, 01/15/2048 83 88
3.50%, 09/15/2048 95 110
4.00%, 11/20/2043 410 454
4.00%, 02/20/2044 167 184
4.00%, 05/15/2044 96 105
4.00%, 05/20/2044 96 106
4.00%, 07/20/2044 28 31
4.00%, 08/20/2044 210 233
4.00%, 09/20/2044 186 206
4.00%, 10/20/2044 696 771
4.00%, 11/15/2044 79 87
4.00%, 11/20/2044 137 151

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
79
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 12/20/2044 $ 250 $ 277
4.00%, 01/20/2045 106 118
4.00%, 03/20/2045 159 176
4.00%, 08/20/2045 207 227
4.00%, 09/15/2045 66 72
4.00%, 09/20/2045 244 268
4.00%, 10/20/2045 307 336
4.00%, 11/20/2045 418 460
4.00%, 12/15/2045 80 87
4.00%, 01/20/2046 491 539
4.00%, 02/20/2046 77 85
4.00%, 04/20/2046 295 324
4.00%, 10/20/2046 86 94
4.00%, 11/20/2046 390 427
4.00%, 01/20/2047 24 26
4.00%, 02/20/2047 398 433
4.00%, 03/20/2047 282 305
4.00%, 05/20/2047 95 103
4.00%, 11/20/2047 641 694
4.50%, 03/15/2039 144 162
4.50%, 03/15/2040 183 207
4.50%, 07/15/2040 192 217
4.50%, 02/20/2041 31 34
4.50%, 03/20/2041 24 26
4.50%, 05/15/2045 123 139
4.50%, 09/15/2045 70 78
4.50%, 12/20/2046 263 296
4.50%, 03/15/2047 138 156
4.50%, 10/15/2047 120 133
5.00%, 05/15/2033 134 158
5.00%, 07/20/2038 118 135
5.00%, 10/15/2038 181 212
5.00%, 04/20/2039 81 93
5.00%, 10/15/2041 130 148
5.00%, 01/20/2045 133 152
5.00%, 02/20/2046 47 54
5.00%, 12/20/2046 119 137
5.00%, 08/20/2048 56 61
5.00%, 10/20/2048 210 230
5.50%, 03/15/2038 55 61
5.50%, 02/15/2039 63 70
5.50%, 06/15/2040 174 196
5.50%, 07/20/2044 109 127
5.50%, 09/20/2044 144 168
5.50%, 12/20/2048 33 36
$ 55,583
U.S. Treasury - 36 .55%
0.13%, 06/30/2022 1,415 1,415
0.13%, 07/31/2022 5,265 5,265
0.13%, 09/30/2022 1,695 1,695
0.13%, 10/31/2022 1,835 1,835
0.13%, 12/31/2022 250 250
0.13%, 02/28/2023
(g)
3,160 3,159
0.13%, 07/15/2023 855 853
0.25%, 05/31/2025 1,430 1,407
0.25%, 06/30/2025 1,585 1,558
0.25%, 07/31/2025 310 304
0.38%, 01/31/2026 800 785
0.38%, 07/31/2027 1,200 1,147
0.38%, 09/30/2027 1,710 1,630
0.50%, 03/31/2025 375 374
0.50%, 04/30/2027 450 436
0.50%, 05/31/2027 555 537
0.50%, 06/30/2027 745 719
0.50%, 08/31/2027 1,520 1,463
0.50%, 10/31/2027 355 341
0.63%, 11/30/2027 1,270 1,227
0.63%, 12/31/2027 1,205 1,163
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
0.63%, 05/15/2030 $ 3,070 $ 2,860
0.63%, 08/15/2030 3,155 2,929
0.88%, 11/15/2030
(a)
4,175 3,958
1.13%, 02/28/2027 4,125 4,156
1.13%, 05/15/2040 1,260 1,067
1.13%, 08/15/2040 500 421
1.25%, 08/31/2024 3,140 3,228
1.25%, 05/15/2050 3,335 2,647
1.38%, 08/31/2023 315 324
1.38%, 11/15/2040 385 340
1.38%, 08/15/2050 1,845 1,514
1.50%, 08/15/2022 2,200 2,244
1.50%, 09/15/2022 2,845 2,904
1.50%, 02/28/2023 2,090 2,146
1.50%, 03/31/2023 3,520 3,617
1.50%, 09/30/2024 525 544
1.50%, 10/31/2024 930 964
1.50%, 08/15/2026 5,875 6,067
1.50%, 02/15/2030 1,510 1,525
1.63%, 11/15/2022 2,175 2,230
1.63%, 04/30/2023 1,875 1,933
1.63%, 05/31/2023 3,000 3,096
1.63%, 10/31/2023 3,270 3,389
1.63%, 02/15/2026 2,808 2,925
1.63%, 05/15/2026 5,851 6,089
1.63%, 09/30/2026 175 182
1.63%, 08/15/2029 1,600 1,639
1.63%, 11/15/2050 1,520 1,330
1.75%, 04/30/2022 350 357
1.75%, 06/15/2022 510 521
1.75%, 09/30/2022 415 426
1.75%, 01/31/2023 2,110 2,174
1.75%, 05/15/2023 4,000 4,136
1.75%, 12/31/2026 1,295 1,353
1.88%, 03/31/2022 1,535 1,565
1.88%, 05/31/2022 1,245 1,272
1.88%, 07/31/2022 2,850 2,920
1.88%, 09/30/2022 3,210 3,298
1.88%, 10/31/2022 80 82
1.88%, 08/31/2024 2,065 2,168
1.88%, 07/31/2026 1,340 1,411
2.00%, 10/31/2022 1,975 2,036
2.00%, 11/30/2022 2,180 2,250
2.00%, 05/31/2024 5,715 6,014
2.00%, 06/30/2024 1,500 1,580
2.00%, 02/15/2025 5,485 5,797
2.00%, 11/15/2026 2,840 3,008
2.00%, 02/15/2050 1,760 1,689
2.13%, 06/30/2022 2,000 2,053
2.13%, 02/29/2024 3,230 3,404
2.13%, 03/31/2024 810 854
2.13%, 11/30/2024 2,465 2,614
2.13%, 05/15/2025 3,870 4,114
2.25%, 12/31/2023 1,740 1,836
2.25%, 04/30/2024 3,710 3,930
2.25%, 11/15/2024 1,085 1,155
2.25%, 12/31/2024 4,000 4,263
2.25%, 03/31/2026 1,425 1,528
2.25%, 02/15/2027 2,670 2,866
2.25%, 08/15/2027 2,755 2,957
2.25%, 11/15/2027 2,610 2,800
2.25%, 08/15/2046 1,675 1,695
2.25%, 08/15/2049 1,570 1,591
2.38%, 03/15/2022 3,535 3,618
2.38%, 01/31/2023 2,985 3,112
2.38%, 04/30/2026 2,895 3,124
2.38%, 05/15/2027 1,595 1,725
2.38%, 05/15/2029 565 612

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
80
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 11/15/2049 $ 1,500 $ 1,562
2.50%, 01/31/2024 3,600 3,829
2.50%, 05/15/2024 690 737
2.50%, 02/28/2026 2,840 3,081
2.50%, 02/15/2045 1,460 1,551
2.50%, 02/15/2046 1,520 1,615
2.50%, 05/15/2046 1,395 1,481
2.63%, 02/28/2023 3,030 3,178
2.63%, 06/30/2023 2,000 2,113
2.63%, 12/31/2023 3,435 3,661
2.63%, 12/31/2025 2,160 2,353
2.63%, 01/31/2026 805 878
2.63%, 02/15/2029 1,025 1,130
2.75%, 04/30/2023 2,875 3,034
2.75%, 05/31/2023 2,900 3,066
2.75%, 07/31/2023 2,818 2,990
2.75%, 11/15/2023 1,505 1,606
2.75%, 02/15/2024 4,600 4,930
2.75%, 02/15/2028 3,760 4,161
2.75%, 08/15/2042 1,469 1,635
2.75%, 11/15/2042 125 139
2.75%, 08/15/2047 1,070 1,193
2.75%, 11/15/2047 1,435 1,601
2.88%, 04/30/2025 3,325 3,637
2.88%, 05/31/2025 2,000 2,190
2.88%, 11/30/2025 1,470 1,618
2.88%, 05/15/2028 2,600 2,903
2.88%, 08/15/2028 3,185 3,561
2.88%, 05/15/2043 605 687
2.88%, 08/15/2045 765 869
2.88%, 11/15/2046 600 683
2.88%, 05/15/2049 1,585 1,820
3.00%, 09/30/2025 540 596
3.00%, 05/15/2042 1,045 1,210
3.00%, 11/15/2044 660 764
3.00%, 05/15/2045 825 957
3.00%, 11/15/2045 200 232
3.00%, 02/15/2047 1,125 1,311
3.00%, 05/15/2047 1,190 1,388
3.00%, 02/15/2048 1,215 1,421
3.00%, 08/15/2048 1,475 1,728
3.00%, 02/15/2049 1,445 1,697
3.13%, 11/15/2028 1,645 1,871
3.13%, 11/15/2041 435 513
3.13%, 02/15/2042 1,140 1,346
3.13%, 02/15/2043 1,235 1,458
3.13%, 08/15/2044 100 118
3.13%, 05/15/2048 1,665 1,992
3.38%, 05/15/2044 1,595 1,959
3.38%, 11/15/2048 1,200 1,504
3.63%, 08/15/2043 1,285 1,636
3.63%, 02/15/2044 1,245 1,586
3.75%, 08/15/2041 230 296
3.75%, 11/15/2043 1,240 1,607
3.88%, 08/15/2040 1,070 1,395
4.25%, 05/15/2039 375 509
4.25%, 11/15/2040 1,038 1,419
4.38%, 02/15/2038 495 677
4.38%, 05/15/2041 1,090 1,518
4.50%, 02/15/2036 1,110 1,513
4.50%, 05/15/2038 1,000 1,387
4.75%, 02/15/2037 1,020 1,438
4.75%, 02/15/2041 99 144
5.25%, 11/15/2028 409 530
5.25%, 02/15/2029 795 1,037
5.38%, 02/15/2031 1,100 1,508
6.00%, 02/15/2026 1,170 1,470
6.25%, 05/15/2030 2,000 2,855
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
6.38%, 08/15/2027 $ 1,540 $ 2,055
6.50%, 11/15/2026 1,000 1,311
6.63%, 02/15/2027 450 599
$ 305,786
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 535,332
Total Investments $ 906,370
Other Assets and Liabilities -  (8.32)% (69,629)
TOTAL NET ASSETS - 100.00% $ 836,741
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,652 or 1.27% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,787 or 1.29% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $60 or 0.01% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,074 or 1.20% of net assets.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(l) Security was purchased in a "to-be-announced" ("TBA") transaction. See accompanying notes for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 41 .46%
Mortgage Securities 28 .37%
Money Market Funds 11 .09%
Financial 8 .55%
Consumer, Non-cyclical 4 .54%
Energy 2 .40%
Communications 2 .39%
Utilities 2 .16%
Industrial 2 .01%
Technology 1 .96%
Consumer, Cyclical 1 .33%
Investment Companies 0 .83%
Basic Materials 0 .70%
Revenue Bonds 0 .23%
General Obligation Unlimited 0 .21%
Insured 0 .09%
Other Assets and Liabilities
( 8 .32 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Bond Market Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
81
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 170,674 $ 695,485 $ 779,046 $ 87,113
$ 170,674 $ 695,485 $ 779,046 $ 87,113
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
82
INVESTMENT COMPANIES - 3.75% Shares Held Value (000's)
Exchange-Traded Funds - 0.31%
Invesco S&P Global Water Index ETF 61,241 $ 2,889
SPDR S&P Global Natural Resources ETF 159,247 7,821
$ 10,710
Money Market Funds - 3.44%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
6,951,378 6,951
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
111,653,774 111,654
$ 118,605
TOTAL INVESTMENT COMPANIES $ 129,315
COMMON STOCKS - 52.32% Shares Held Value (000's)
Advertising - 0.03%
Clear Channel Outdoor Holdings Inc
(d)
596,711 $ 1,026
Agriculture - 0.62%
Archer-Daniels-Midland Co 68,774 3,891
Bunge Ltd 230,349 17,640
$ 21,531
Automobile Parts & Equipment - 0.05%
Georg Fischer AG 1,471 1,889
Biotechnology - 0.54%
Advanz Pharma Corp Ltd
(d),(e)
15,259 256
Corteva Inc 410,022 18,512
$ 18,768
Building Materials - 0.44%
American Woodmark Corp
(d)
9,346 873
Builders FirstSource Inc
(d)
31,603 1,367
Forterra Inc
(d)
6,785 158
Fortune Brands Home & Security Inc 9,182 764
Geberit AG 5,221 3,078
Louisiana-Pacific Corp 161,046 7,667
Pinnacle Renewable Energy Inc 67,099 579
UFP Industries Inc 14,019 855
$ 15,341
Chemicals - 1.73%
CF Industries Holdings Inc 391,214 17,714
FMC Corp 29,507 3,000
ICL Group Ltd 720,532 4,145
Ingevity Corp
(d)
15,970 1,110
Lenzing AG
(d),(f)
9,268 1,327
Mosaic Co/The 635,086 18,671
Nutrien Ltd 69,200 3,735
Olin Corp 50,960 1,577
Rayonier Advanced Materials Inc
(d)
69,762 645
Sociedad Quimica y Minera de Chile SA ADR 72,719 3,898
Yara International ASA 84,253 4,048
$ 59,870
Commercial Services - 1.95%
ALEATICA SAB de CV 6,205,165 6,107
Atlantia SpA
(d)
703,786 13,176
Atlas Arteria Ltd 3,947,680 16,799
Cengage Learning Holdings II Inc
(d)
2,772 35
Sembcorp Industries Ltd 251,700 325
Transurban Group 3,109,285 30,814
$ 67,256
Computers - 0.01%
IQOR US Inc
(d)
14,193 188
Consumer Products - 0.16%
Avery Dennison Corp 22,921 4,016
Kimberly-Clark Corp 11,702 1,502
$ 5,518
Cosmetics & Personal Care - 0.07%
Essity AB 51,651 1,552
Unicharm Corp 24,500 971
$ 2,523
Electric - 7.98%
ACEA SpA 12,012 236
Algonquin Power & Utilities Corp 165,300 2,560
American Electric Power Co Inc 197,949 14,817
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
AusNet Services 9,816,944 $ 12,534
Brookfield Renewable Corp 243,821 11,260
Clearway Energy Inc - Class C 463,736 12,734
CLP Holdings Ltd 631,500 6,165
CMS Energy Corp 107,043 5,792
CPFL Energia SA 1,215,200 6,243
EDP - Energias de Portugal SA 2,194,702 12,579
Emera Inc 225,503 8,885
Enel SpA 377,937 3,564
Eversource Energy 77,436 6,155
Evoqua Water Technologies Corp
(d)
33,209 815
Exelon Corp 293,077 11,313
Hydro One Ltd
(g)
236,861 5,029
Iberdrola SA 632,594 7,928
Infraestructura Energetica Nova SAB de CV
(d)
1,846,825 6,473
National Grid PLC 1,745,075 19,622
NextEra Energy Inc 127,442 9,364
Orsted AS
(g)
19,945 3,215
PPL Corp 54,929 1,439
Public Service Enterprise Group Inc 207,061 11,146
Red Electrica Corp SA 636,300 10,630
Sempra Energy 176,955 20,523
Southern Co/The 285,919 16,217
Spark Infrastructure Group 6,169,135 9,683
SSE PLC 1,002,692 18,584
Terna Rete Elettrica Nazionale SpA 1,603,427 11,123
Transmissora Alianca de Energia Eletrica SA 1,629,900 8,870
$ 275,498
Electronics - 0.13%
Badger Meter Inc 10,444 1,134
Halma PLC 100,426 3,179
$ 4,313
Energy - Alternate Sources - 0.80%
Array Technologies Inc
(d)
50,747 1,882
NEL ASA
(d)
551,589 1,599
NextEra Energy Partners LP 261,398 18,988
Sunnova Energy International Inc
(d)
114,989 5,156
$ 27,625
Engineering & Construction - 3.12%
Aegion Corp
(d)
8,678 224
Aena SME SA
(d),(g)
110,069 18,668
Auckland International Airport Ltd
(d)
1,021,686 5,576
Eiffage SA 90,624 9,315
Enav SpA
(g)
2,589,310 12,478
Ferrovial SA 138,345 3,433
Flughafen Zurich AG
(d)
26,136 4,621
Fluor Corp
(d)
203,285 3,488
Fomento de Construcciones y Contratas SA 14,999 177
Grupo Aeroportuario del Pacifico SAB de CV
(d)
477,300 4,825
Sacyr SA 636,071 1,602
Sydney Airport
(d)
4,697,763 21,296
Vinci SA 211,728 22,020
$ 107,723
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(d)
29,862 24
Environmental Control - 0.44%
China Water Affairs Group Ltd 240,000 189
Clean Harbors Inc
(d)
41,525 3,536
Covanta Holding Corp 296,815 4,170
Energy Recovery Inc
(d)
14,380 253
Kurita Water Industries Ltd 38,400 1,560
METAWATER Co Ltd 10,800 205
Pentair PLC 59,509 3,329
Tetra Tech Inc 15,199 2,103
$ 15,345

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
83
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0.24%
Ingredion Inc 44,365 $ 4,002
Wilmar International Ltd 1,089,200 4,288
$ 8,290
Forest Products & Paper - 2.63%
Acadian Timber Corp 108,581 1,558
BillerudKorsnas AB 28,635 526
Canfor Corp
(d)
236,105 4,816
Clearwater Paper Corp
(d)
12,724 445
Domtar Corp 23,749 880
Empresas CMPC SA 622,710 1,815
Holmen AB 32,885 1,447
Interfor Corp
(d)
228,547 5,000
International Paper Co 133,456 6,626
Mercer International Inc 89,014 1,368
Mondi PLC 274,711 6,630
Nine Dragons Paper Holdings Ltd 3,047,000 4,906
Oji Holdings Corp 1,109,800 7,023
Sappi Ltd
(d)
388,328 1,138
Smurfit Kappa Group PLC 122,118 5,756
Stora Enso Oyj 423,271 8,336
Sumitomo Forestry Co Ltd 67,500 1,217
Suzano SA
(d)
314,600 4,118
Svenska Cellulosa AB SCA 351,547 6,046
UPM- Kymmene Oyj 177,873 6,796
West Fraser Timber Co Ltd 176,601 12,073
Western Forest Products Inc 1,583,464 2,090
$ 90,610
Gas - 1.13%
Atmos Energy Corp 56,150 4,751
Enagas SA 445,339 9,328
NiSource Inc 255,825 5,526
Snam SpA 3,092,717 16,010
Southwest Gas Holdings Inc 53,093 3,310
$ 38,925
Hand & Machine Tools - 0.03%
Franklin Electric Co Inc 13,752 1,032
Healthcare - Products - 0.04%
Hengan International Group Co Ltd 184,595 1,276
Healthcare - Services - 0.00%
Millennium Health LLC
(d),(e),(h),( i )
20,580 22
Millennium Health LLC
(d),(e),(h),( i )
19,318 20
$ 42
Holding Companies - Diversified - 0.08%
Star Peak Energy Transition Corp
(d),(f)
76,405 2,612
Home Builders - 0.19%
DR Horton Inc 18,974 1,459
Lennar Corp - A Shares 14,580 1,210
PulteGroup Inc 30,375 1,370
Toll Brothers Inc 28,441 1,519
Tri Pointe Homes Inc
(d)
49,353 938
$ 6,496
Housewares - 0.12%
Scotts Miracle- Gro Co/The 19,472 4,150
Internet - 0.07%
21Vianet Group Inc ADR
(d)
67,100 2,445
Catalina Marketing Corp
(d)
3,965 7
$ 2,452
Iron & Steel - 0.72%
ArcelorMittal SA
(d)
186,414 4,353
Fortescue Metals Group Ltd 254,812 4,706
Nippon Steel Corp 279,800 4,146
Nucor Corp 63,742 3,813
POSCO 16,187 4,019
Vale SA ADR 235,087 3,973
$ 25,010
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.14%
Choice Hotels International Inc 16,600 $ 1,741
City Developments Ltd 551,200 3,018
$ 4,759
Machinery - Diversified - 0.49%
ANDRITZ AG 52,409 2,510
Duerr AG 18,214 718
Gorman-Rupp Co/The 6,740 216
Husqvarna AB 57,960 709
Interpump Group SpA 29,290 1,342
Kadant Inc 4,389 764
Lindsay Corp 3,887 623
Mueller Water Products Inc - Class A 56,606 730
Organo Corp 1,900 107
Valmet Oyj 47,777 1,608
Watts Water Technologies Inc 9,847 1,123
Xylem Inc /NY 64,548 6,426
$ 16,876
Media - 0.00%
Cumulus Media Inc
(d)
406 4
Metal Fabrication & Hardware - 0.14%
Advanced Drainage Systems Inc 17,510 1,926
Northwest Pipe Co
(d)
3,516 120
Reliance Worldwide Corp Ltd 222,811 737
Rexnord Corp 43,277 1,945
$ 4,728
Mining - 5.16%
Agnico Eagle Mines Ltd 52,100 2,908
Alamos Gold Inc 597,689 4,244
Anglo American PLC 390,638 15,157
AngloGold Ashanti Ltd ADR 157,953 3,153
Antofagasta PLC 204,536 5,105
Barrick Gold Corp 581,522 10,853
BHP Group Ltd 122,017 4,612
Coeur Mining Inc
(d)
629,854 5,675
First Quantum Minerals Ltd 304,290 6,559
Franco-Nevada Corp 25,700 2,752
Freeport-McMoRan Inc
(d)
548,363 18,595
Fresnillo PLC 243,593 3,076
Glencore PLC
(d)
1,210,213 4,925
Gold Fields Ltd ADR 392,978 3,219
Kinross Gold Corp 2,054,375 12,769
Kirkland Lake Gold Ltd 83,400 2,728
Korea Zinc Co Ltd 9,994 3,578
Lundin Mining Corp 679,648 7,781
MMC Norilsk Nickel PJSC ADR 122,726 3,852
MP Materials Corp
(d),(f)
99,582 4,185
Newcrest Mining Ltd 172,493 3,241
Newmont Corp 246,572 13,408
Polymetal International PLC 164,138 3,245
Polyus PJSC 36,220 3,385
Rio Tinto Ltd 45,811 4,495
Sibanye Stillwater Ltd 1,017,486 4,678
South32 Ltd 1,935,520 4,113
Southern Copper Corp 112,240 8,006
Sumitomo Metal Mining Co Ltd 91,800 4,453
Wheaton Precious Metals Corp 88,400 3,162
$ 177,912
Miscellaneous Manufacturers - 0.05%
Aalberts NV 34,507 1,611
Oil & Gas - 7.83%
BP PLC 1,035,264 4,240
California Resources Corp
(d)
220,999 5,808
California Resources Corp - Warrants
(d)
439 2
Canadian Natural Resources Ltd 149,900 4,089
Chesapeake Energy Corp
(d)
22,724 1,004
Chevron Corp 39,262 3,926
CNX Resources Corp
(d)
296,215 3,735
Comstock Resources Inc
(d)
800,705 4,572

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
84
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
ConocoPhillips 410,539 $ 21,352
Devon Energy Corp 536,056 11,547
Diamondback Energy Inc 74,297 5,147
Ecopetrol SA ADR 297,121 3,640
Empresas COPEC SA 163,036 1,840
Eni SpA 344,625 3,940
EOG Resources Inc 73,012 4,714
EQT Corp
(d)
757,587 13,477
Equinor ASA 668,111 12,671
Exxon Mobil Corp 89,767 4,881
Fieldwood Energy Inc
(d)
2,556 —
Fieldwood Energy LLC
(d),(e),( i )
12,648 —
Gazprom PJSC ADR 736,095 4,258
Hess Corp 222,877 14,605
LUKOIL PJSC ADR 52,659 3,924
Marathon Petroleum Corp 374,791 20,472
Neste Oyj 50,936 3,364
Novatek PJSC 22,025 3,769
Occidental Petroleum Corp 662,697 17,634
Petroleo Brasileiro SA ADR 357,666 2,836
Phillips 66 130,429 10,832
Pioneer Natural Resources Co 134,566 19,992
Range Resources Corp
(d)
454,688 4,383
Reliance Industries Ltd
(g)
65,446 3,772
Repsol SA 355,106 4,470
Rosneft Oil Co PJSC 589,336 4,081
Royal Dutch Shell PLC - A Shares 201,687 4,125
Suncor Energy Inc 213,500 4,239
Tatneft PJSC ADR 90,074 3,769
TOTAL SE 79,875 3,725
Transocean Ltd
(d)
54,446 189
Valero Energy Corp 276,889 21,315
Vantage Drilling International
(d),(h),( i )
4,456 4
Woodside Petroleum Ltd
(f)
207,657 3,916
$ 270,259
Oil & Gas Services - 0.27%
Halliburton Co 206,318 4,504
Schlumberger NV 164,641 4,595
Select Energy Services Inc
(d)
22,439 142
$ 9,241
Packaging & Containers - 0.97%
Amcor PLC 302,104 3,305
DS Smith PLC 1,231,910 6,845
Graphic Packaging Holding Co 82,242 1,305
Greif Inc - Class A 11,372 549
Klabin SA
(d)
252,500 1,310
Packaging Corp of America 41,611 5,493
Sealed Air Corp 75,963 3,183
SIG Combibloc Group AG
(d)
169,383 3,740
Sonoco Products Co 20,313 1,210
Westrock Co 147,451 6,428
$ 33,368
Pipelines - 3.05%
APA Group 791,149 5,679
Cheniere Energy Inc
(d)
238,174 16,051
Enbridge Inc 751,160 25,370
Enterprise Products Partners LP 109,112 2,326
Gibson Energy Inc 583,439 9,930
Kinder Morgan Inc 416,013 6,115
Magellan Midstream Partners LP 61,639 2,568
Pembina Pipeline Corp
(f)
65,210 1,658
TC Energy Corp 602,992 25,255
Williams Cos Inc /The 445,900 10,185
$ 105,137
Real Estate - 1.11%
ESR Cayman Ltd
(d),(g)
596,600 1,886
Fabege AB 236,275 3,283
Mitsubishi Estate Co Ltd 429,900 7,481
New World Development Co Ltd 1,470,660 7,480
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sunac Services Holdings Ltd
(d),(g)
448,000 $ 1,436
Vonovia SE 228,101 14,528
Zhongliang Holdings Group Co Ltd 3,183,500 2,116
$ 38,210
REITs - 7.48%
Agree Realty Corp 30,000 1,937
Alexandria Real Estate Equities Inc 35,008 5,590
Allied Properties Real Estate Investment Trust 100,600 3,032
American Homes 4 Rent 200,199 6,234
American Tower Corp 26,494 5,726
Ascendas Real Estate Investment Trust 1,143,000 2,500
AvalonBay Communities Inc 55,934 9,830
Camden Property Trust 56,400 5,874
CatchMark Timber Trust Inc 168,946 1,725
CFE Capital S de RL de CV 4,530,163 6,135
Cousins Properties Inc 106,593 3,575
Crown Castle International Corp 46,766 7,284
CubeSmart 96,732 3,575
Daiwa Office Investment Corp 616 4,233
Dexus 708,077 4,857
Equinix Inc 7,191 4,662
Essential Properties Realty Trust Inc 27 1
Essex Property Trust Inc 32,428 8,262
Federal Realty Investment Trust 27,900 2,823
Frasers Logistics & Commercial Trust 2,689,251 2,768
Gecina SA 27,713 3,824
Goodman Group 703,834 8,995
Industrial & Infrastructure Fund Investment Corp 1,300 2,242
Inmobiliaria Colonial Socimi SA 700,753 6,805
InterRent Real Estate Investment Trust 265,460 2,847
Invitation Homes Inc 323,677 9,432
Japan Metropolitan Fund Invest 2,892 2,886
Kilroy Realty Corp 43,791 2,779
Klepierre SA 73,900 1,738
Link REIT 697,570 6,585
Minto Apartment Real Estate Investment Trust
(g)
316,942 4,782
Nippon Prologis REIT Inc 2,467 7,524
Park Hotels & Resorts Inc 115,600 2,514
PotlatchDeltic Corp 117,478 5,962
Prologis Inc 152,893 15,147
Rayonier Inc 339,822 11,092
Regency Centers Corp 56,852 3,114
Rexford Industrial Realty Inc 130,213 6,214
Segro PLC 647,671 8,222
STORE Capital Corp 165,220 5,525
Summit Industrial Income REIT 255,647 2,716
Sun Communities Inc 50,468 7,669
UNITE Group PLC/The
(d)
323,380 4,380
United Urban Investment Corp 3,413 4,709
VICI Properties Inc 142,818 4,070
Warehouses De Pauw CVA 99,000 3,377
Welltower Inc 167,912 11,401
Weyerhaeuser Co 319,390 10,818
$ 257,992
Retail - 0.00%
Gymboree Corp/The
(d),(h),( i )
17,842 5
Gymboree Holding Corp
(d),(h),( i )
48,577 12
$ 17
Software - 0.07%
Skillsoft - Class A
(d),(h),( i )
14,073 2,392
Skillsoft - Class A Warrants
(d)
282 —
Skillsoft - Class B
(d),(h),( i )
192 37
Skillsoft - Class B Warrants
(d)
565 —
$ 2,429
Storage & Warehousing - 0.11%
Safestore Holdings PLC 330,851 3,683

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
85
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.08%
Eutelsat Communications SA 101,078 $ 1,220
NEXTDC Ltd
(d)
152,600 1,310
Windstream
(d)
9,809 121
Windstream - Warrants
(d)
17,064 222
$ 2,873
Transportation - 0.52%
American Commercial Lines Inc
(d)
573 14
American Commercial Lines Inc - Warrants
(d)
603 15
East Japan Railway Co 91,200 6,798
Getlink SE
(d)
368,123 6,033
West Japan Railway Co 85,000 5,232
$ 18,092
Water - 1.53%
Aguas Andinas SA 22,881,751 6,554
American States Water Co 10,402 760
American Water Works Co Inc 39,742 5,639
Artesian Resources Corp 2,383 88
Beijing Enterprises Water Group Ltd
(d)
1,444,000 572
California Water Service Group 13,931 766
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
96,378 636
Essential Utilities Inc 172,577 7,258
Guangdong Investment Ltd 810,000 1,447
Middlesex Water Co 4,925 338
Pennon Group PLC 118,713 1,453
Severn Trent PLC 338,232 10,358
SJW Group 7,403 464
Suez SA 114,265 2,375
United Utilities Group PLC 862,396 10,323
Veolia Environnement SA 139,029 3,728
York Water Co/The 3,677 153
$ 52,912
TOTAL COMMON STOCKS $ 1,805,436
PREFERRED STOCKS - 0.10% Shares Held Value (000's)
Electric - 0.09%
Cia de Transmissao de Energia Eletrica Paulista
0.80%
742,100 $ 3,167
Transportation - 0.01%
American Commercial Lines Inc Preferred A
0.32%
2,133 64
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(d),(h),( i )
6,729 2
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(d)
2,243 67
American Commercial Lines Inc Preferred B
0.42%
2,428 83
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(d),(h),( i )
5,118 2
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(d)
1,706 58
$ 276
TOTAL PREFERRED STOCKS $ 3,443
BONDS - 12.43%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3.60%
BBCMS 2018-TALL Mortgage Trust
0.83%, 03/15/2037
(g)
$ 6,000 $ 5,993
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
1.07%, 11/15/2034
(g)
7,670 7,641
1.00 x 1 Month USD LIBOR + 0.96%
Benchmark 2019-B12 Mortgage Trust
1.07%, 08/15/2052
(j),(k)
94,600 6,033
2.26%, 08/15/2052 2,267 2,317
Benchmark 2019-B15 Mortgage Trust
0.83%, 12/15/2072
(j),(k)
16,053 902
2.00%, 12/15/2072 2,598 2,652
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BF 2019-NYT Mortgage Trust
1.31%, 12/15/2035
(g)
$ 5,950 $ 5,962
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
1.09%, 08/15/2036
(g)
5,122 5,122
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
0.86%, 11/15/2035
(g)
2,518 2,519
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
1.03%, 10/15/2036
(g)
13,048 13,070
1.00 x 1 Month USD LIBOR + 0.92%
BX Commercial Mortgage Trust 2020-BXLP
0.91%, 12/15/2036
(g)
3,992 3,995
1.00 x 1 Month USD LIBOR + 0.80%
1.11%, 12/15/2036
(g)
2,844 2,844
1.00 x 1 Month USD LIBOR + 1.00%
BX Trust 2018-EXCL
1.20%, 09/15/2037
(g)
5,762 5,525
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2019-CALM
0.99%, 11/15/2032
(g)
2,500 2,502
1.00 x 1 Month USD LIBOR + 0.88%
CGDB Commercial Mortgage Trust 2019-MOB
1.06%, 11/15/2036
(g)
6,500 6,500
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.06%, 08/10/2056
(j),(k)
80,471 5,458
1.95%, 08/10/2056 1,150 1,171
Citigroup Commercial Mortgage Trust
2020-GC46
0.99%, 02/15/2053
(j),(k)
6,238 440
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(k)
525 557
COMM 2018-HCLV Mortgage Trust
1.11%, 09/15/2033
(g)
10,120 10,111
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
0.99%, 12/15/2031
(g)
6,100 6,112
1.00 x 1 Month USD LIBOR + 0.88%
DBCG 2017-BBG Mortgage Trust
0.81%, 06/15/2034
(g)
3,840 3,838
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.96%, 05/25/2026
(j),(k)
69,911 3,178
1.31%, 07/25/2026
(j),(k)
12,094 725
GS Mortgage Securities Corp Trust 2019-SMP
1.26%, 08/15/2032
(g)
4,000 3,997
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
1.01%, 06/15/2036
(g)
3,000 3,002
1.00 x 1 Month USD LIBOR + 0.90%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
1.11%, 09/15/2029
(g)
5,000 5,010
1.00 x 1 Month USD LIBOR + 1.00%
KNDL 2019-KNSQ Mortgage Trust
0.91%, 05/15/2036
(g)
2,000 2,003
1.00 x 1 Month USD LIBOR + 0.80%
Merit 2020-Hill
1.26%, 08/15/2037
(g)
4,250 4,267
1.00 x 1 Month USD LIBOR + 1.15%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 $ 917 $ 946
$ 124,392
Electric - 0.04%
Pacific Gas and Electric Co
3.15%, 01/01/2026 1,189 1,259
4.50%, 07/01/2040 204 217
$ 1,476
Federal & Federally Sponsored Credit - 1.97%
Federal Farm Credit Banks Funding Corp
0.12%, 01/12/2023
(l)
15,300 15,293
0.13%, 06/28/2021
(l)
3,800 3,800
1 Month USD LIBOR + 0.01%
0.13%, 12/27/2021
(l)
11,000 11,002
1 Month USD LIBOR + 0.02%
0.13%, 11/23/2022
(l)
2,500 2,499
0.15%, 09/23/2022 2,400 2,402
United States Secured Overnight Financing
Rate + 0.09%
0.17%, 10/21/2022
(l)
1,200 1,199
0.17%, 11/30/2022
(l)
1,000 1,000
0.20%, 12/13/2021 2,100 2,101
1 Month USD LIBOR + 0.09%
0.24%, 11/05/2021
(l)
15,000 15,018
1 Month USD LIBOR + 0.13%
0.28%, 05/27/2022
(l)
12,000 12,017
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
0.35%, 01/18/2022
(l)
1,500 1,504
1 Month USD LIBOR + 0.24%
$ 67,835
Finance - Mortgage Loan/Banker - 6.15%
Fannie Mae
0.18%, 03/04/2022
(l)
17,000 17,014
United States Secured Overnight Financing
Rate + 0.22%
0.21%, 05/13/2022
(l)
7,000 7,012
United States Secured Overnight Financing
Rate + 0.18%
0.26%, 05/06/2022
(l)
14,000 14,034
United States Secured Overnight Financing
Rate + 0.23%
0.36%, 10/22/2021 1,000 1,002
United States Secured Overnight Financing
Rate + 0.32%
0.40%, 04/07/2022
(l),(m)
40,000 40,146
United States Secured Overnight Financing
Rate + 0.35%
0.44%, 04/15/2022
(l)
10,000 10,041
United States Secured Overnight Financing
Rate + 0.39%
Federal Home Loan Bank Discount Notes
0.09%, 06/18/2021
(l),(n)
11,000 10,998
Federal Home Loan Banks
0.10%, 04/05/2021
(l)
7,500 7,500
1 Month USD LIBOR + (0.01)%
0.10%, 05/03/2021
(l)
20,500 20,502
1 Month USD LIBOR + (0.01)%
0.10%, 11/10/2022
(l)
14,000 14,003
United States Secured Overnight Financing
Rate + 0.07%
0.11%, 10/15/2021
(l)
14,000 13,994
1 Month USD LIBOR + 0.00%
2.00%, 09/09/2022
(l)
9,700 9,971
Freddie Mac
0.20%, 12/30/2022
(l)
9,000 8,996
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac   (continued)
0.21%, 12/09/2021
(l)
$ 6,000 $ 6,003
United States Secured Overnight Financing
Rate + 0.15%
0.22%, 03/04/2022 2,000 2,002
United States Secured Overnight Financing
Rate + 0.15%
0.26%, 06/02/2022
(l)
15,000 15,026
United States Secured Overnight Financing
Rate + 0.19%
0.30%, 02/06/2023
(l)
2,000 2,001
0.35%, 12/30/2022
(l)
2,000 2,000
0.38%, 09/23/2021
(l)
10,000 10,016
United States Secured Overnight Financing
Rate + 0.32%
$ 212,261
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Sovereign - 0.67%
Colombia Government International Bond
3.00%, 01/30/2030 340 337
3.13%, 04/15/2031 440 438
Italy Buoni Poliennali Del Tesoro
0.40%, 05/15/2030
(g)
EUR 1,072 1,373
1.30%, 05/15/2028
(g)
2,913 3,952
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 172,236 1,628
0.20%, 03/10/2030 164,265 1,574
Mexico Government International Bond
1.45%, 10/25/2033 EUR 490 571
2.66%, 05/24/2031 $ 395 380
New Zealand Government Bond
1.75%, 05/15/2041 NZD 2,670 1,613
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 8,179 6,619
2.50%, 09/20/2035 423 390
Panama Government International Bond
4.50%, 04/01/2056 $ 120 132
Spain Government Bond
1.00%, 10/31/2050
(g)
EUR 310 351
3.45%, 07/30/2066
(g)
1,000 1,937
Spain Government Inflation Linked Bond
1.00%, 11/30/2030
(g)
1,184 1,685
$ 22,980
TOTAL BONDS $ 428,945
COMMODITY INDEXED STRUCTURED
NOTES - 0.90%
Principal
Amount (000's) Value (000's)
Banks - 0.90%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
0.07%, 04/26/2021
(g),(k)
$ 16,700 $ 30,953
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 30,953
SENIOR FLOATING RATE INTERESTS
- 7.56%
Principal
Amount (000's) Value (000's)
Advertising - 0.13%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(o),(p)
$ 269 $ 93
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(o)
167 143
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
3.71%, 08/07/2026
(o)
4,051 3,937
1 Month USD LIBOR + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
87
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Red Ventures LLC
2.61%, 11/08/2024
(o)
$ 376 $ 369
1 Month USD LIBOR + 2.50%
$ 4,542
Aerospace & Defense - 0.10%
Dynasty Acquisition Co Inc
3.75%, 04/06/2026
(o)
331 319
1 Month USD LIBOR + 3.50%
Sequa Mezzanine Holdings LLC
5.00%, PIK 6.75%, 04/28/2024
(o),(p)
685 617
1 Month USD LIBOR + 10.75%
8.75%, 11/28/2023
(o)
1,516 1,520
1 Month USD LIBOR + 6.75%
Standard Aero Ltd
3.75%, 04/06/2026
(o)
178 171
1 Month USD LIBOR + 3.50%
TransDigm Inc
2.36%, 05/30/2025
(o)
474 468
1 Month USD LIBOR + 2.25%
2.36%, 12/24/2025
(o)
511 504
1 Month USD LIBOR + 2.25%
$ 3,599
Airlines - 0.11%
Allegiant Travel Co
3.20%, 02/05/2024
(o)
339 335
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.11%, 04/28/2023
(o)
148 139
3 Month USD LIBOR + 2.00%
2.11%, 12/14/2023
(o)
240 227
3 Month USD LIBOR + 2.00%
Delta Air Lines Inc
5.75%, 04/27/2023
(o)
341 343
1 Month USD LIBOR + 4.75%
SkyMiles IP Ltd
4.75%, 09/16/2027
(o)
1,100 1,163
3 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(o)
1,675 1,621
3 Month USD LIBOR + 3.00%
$ 3,828
Apparel - 0.02%
Champ Acquisition Corp
5.76%, 12/19/2025
(o)
452 451
3 Month USD LIBOR + 5.50%
New Trojan Parent Inc
3.75%, 01/06/2028
(o)
335 335
1 Month USD LIBOR + 3.25%
$ 786
Building Materials - 0.08%
Johnson Controls
0.00%, 04/30/2026
(o),(q)
1,820 1,821
1 Month USD LIBOR + 3.25%
Quikrete Holdings Inc
2.61%, 01/31/2027
(o)
788 786
1 Month USD LIBOR + 2.50%
$ 2,607
Casino Hotels - 0.05%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
1,762 1,746
1 Month USD LIBOR + 2.50%
Chemicals - 0.08%
ASP Unifrax Holdings Inc
4.00%, 12/12/2025
(o)
1,321 1,259
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Ineos Petro
3.25%, 01/21/2026
(o)
$ 425 $ 427
1 Month USD LIBOR + 2.75%
INEOS US Finance LLC
2.11%, 03/31/2024
(o)
233 232
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.61%, 02/04/2027
(o)
710 713
1 Month USD LIBOR + 3.75%
Tronox Finance LLC
3.18%, 09/20/2024
(o)
29 29
3 Month USD LIBOR + 3.00%
$ 2,660
Coal - 0.01%
Peabody Energy Corp
2.87%, 03/31/2025
(o)
540 205
3 Month USD LIBOR + 2.75%
Commercial Services - 0.63%
Belron Finance
2.46%, 10/25/2026
(o)
491 491
1 Month USD LIBOR + 2.50%
Fly Funding
1.95%, 08/09/2025
(o)
886 847
3 Month USD LIBOR + 1.75%
Garda World Security
4.99%, 10/23/2026
(o)
356 356
1 Month USD LIBOR + 4.75%
Hertz Corp/The
3.50%, 06/30/2023
(o)
3,728 3,683
3 Month USD LIBOR + 2.75%
8.25%, 12/31/2021
(o)
2,814 2,865
1 Month USD LIBOR + 7.25%
HGIM Corp
7.00%, 07/02/2023
(o)
1,272 725
3 Month USD LIBOR + 6.00%
Nielsen Consumer LLC
0.00%, 02/05/2028
(o),(q)
240 240
PAREXEL International Corp
2.82%, 09/27/2024
(o)
2,540 2,525
3 Month USD LIBOR + 2.75%
Prime Security Services Borrower LLC
0.00%, 09/23/2026
(o),(q)
410 410
1 Month USD LIBOR + 2.75%
Sabert Corp
5.50%, 11/26/2026
(o)
479 479
1 Month USD LIBOR + 4.50%
Syniverse Holdings Inc
6.00%, 02/09/2023
(o)
1,782 1,620
3 Month USD LIBOR + 5.00%
10.00%, 02/09/2024
(o)
2,350 1,488
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(o)
1,171 1,092
3 Month USD LIBOR + 2.75%
Trans Union LLC
1.86%, 11/13/2026
(o)
458 458
1 Month USD LIBOR + 1.75%
Travelport Finance Luxembourg Sarl
9.00%, 02/28/2025
(o)
1,518 1,514
1 Month USD LIBOR + 7.00%
Verscend Holding
0.00%, 08/27/2025
(o),(q)
1,292 1,298
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
3.11%, 02/05/2026
(o)
1,233 1,224
1 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
88
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
WEX Inc
2.36%, 05/14/2026
(o)
$ 456 $ 454
3 Month USD LIBOR + 2.25%
$ 21,769
Computers - 0.19%
Ahead DB Holdings LLC
6.00%, 10/13/2027
(o)
772 777
1 Month USD LIBOR + 5.00%
Conduent Business Services LLC
1.86%, 12/07/2022
(o)
705 694
3 Month USD LIBOR + 1.75%
Dell International
2.00%, 09/19/2025
(o)
447 448
1 Month USD LIBOR + 1.75%
iQor US Inc
8.50%, 11/20/2024
(o)
160 161
1 Month USD LIBOR + 7.50%
8.50%, 11/20/2025
(o)
426 406
1 Month USD LIBOR + 7.50%
McAfee LLC
3.86%, 09/30/2024
(o)
839 841
3 Month USD LIBOR + 3.75%
NCR Corp
2.72%, 08/07/2026
(o)
484 480
1 Month USD LIBOR + 2.50%
NeuStar Inc
4.50%, 08/08/2024
(o)
697 671
3 Month USD LIBOR + 3.50%
Peraton
0.00%, 02/01/2028
(o),(q)
362 364
1 Month USD LIBOR + 3.75%
Perforce Software Inc
3.86%, 07/01/2026
(o)
413 412
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
3.75%, 11/02/2026
(o)
1,175 1,176
1 Month USD LIBOR + 3.25%
$ 6,430
Consumer Products - 0.06%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
2,090 2,087
1 Month USD LIBOR + 3.75%
Cosmetics & Personal Care - 0.08%
Coty Inc
1.87%, 04/05/2023
(o)
790 765
1 Month USD LIBOR + 1.75%
Domtar Personal Care
0.00%, 02/18/2028
(o),(q)
400 401
Revlon Consumer Products Corp
4.25%, 07/21/2023
(o)
3,746 1,732
1 Month USD LIBOR + 3.50%
$ 2,898
Distribution & Wholesale - 0.03%
Core & Main LP
3.75%, 08/01/2024
(o)
704 703
3 Month USD LIBOR + 3.00%
IAA Inc
2.38%, 06/28/2026
(o)
209 209
3 Month USD LIBOR + 2.25%
KAR Auction Services Inc
2.37%, 09/11/2026
(o)
277 273
1 Month USD LIBOR + 2.25%
$ 1,185
Diversified Financial Services - 0.02%
Avolon TLB Borrower 1 US LLC
2.25%, 02/12/2027
(o)
405 401
1 Month USD LIBOR + 1.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ditech Holding Corp
0.00%, 06/30/2022
(d),(o)
$ 1,225 $ 402
3 Month USD LIBOR + 6.00%
$ 803
Electric - 0.04%
Calpine Corp
2.11%, 08/12/2026
(o)
928 922
1 Month USD LIBOR + 2.00%
2.63%, 12/02/2027
(o)
275 274
1 Month USD LIBOR + 2.50%
Exgen Renewables IV LLC
3.76%, 12/11/2027
(o)
324 326
1 Month USD LIBOR + 2.75%
$ 1,522
Electronics - 0.01%
TTM Technologies Inc
2.62%, 09/13/2024
(o)
408 408
3 Month USD LIBOR + 2.50%
Engineering & Construction - 0.03%
Atlantic Aviation FBO Inc
3.87%, 12/06/2025
(o)
486 486
3 Month USD LIBOR + 3.75%
Brand Industrial Services Inc
5.25%, 06/21/2024
(o)
376 374
3 Month USD LIBOR + 4.25%
$ 860
Entertainment - 0.41%
AMC Entertainment Holdings Inc
3.20%, 03/20/2026
(o)
2,003 1,714
3 Month USD LIBOR + 3.00%
Crown Finance US Inc
2.77%, 02/07/2025
(o)
755 652
1 Month USD LIBOR + 2.50%
3.02%, 09/30/2026
(o)
154 131
1 Month USD LIBOR + 2.75%
7.00%, 05/23/2024
(o)
114 145
Delta 2 Lux Sarl
3.50%, 02/01/2024
(o)
2,112 2,098
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.36%, 03/24/2025
(o)
470 466
3 Month USD LIBOR + 2.25%
Merlin Entertainment
3.50%, 10/16/2026
(o)
930 904
3 Month USD LIBOR + 3.25%
3.50%, 11/12/2026
(o)
155 151
3 Month USD LIBOR + 3.25%
Metro-Goldwyn-Mayer Inc
2.62%, 07/03/2025
(o)
1,799 1,792
3 Month USD LIBOR + 2.50%
5.50%, 07/03/2026
(o)
500 500
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
0.00%, 10/19/2026
(o),(q)
233 232
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
2.61%, 05/29/2026
(o)
757 755
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
3.00%, 10/15/2025
(o)
646 645
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
2.86%, 08/14/2024
(o)
1,379 1,356
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
3.75%, 04/01/2024
(o)
1,144 1,126
3 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
89
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Stars Group Holdings BV
3.75%, 06/27/2025
(o)
$ 338 $ 339
3 Month USD LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
2.90%, 05/16/2025
(o)
1,292 1,223
3 Month USD LIBOR + 2.75%
$ 14,229
Environmental Control - 0.06%
GFL Environmental Inc
3.50%, 05/30/2025
(o)
1,953 1,961
1 Month USD LIBOR + 3.00%
Food - 0.13%
Atkins Nutritionals Holdings Inc
4.75%, 07/07/2024
(o)
724 729
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
1,209 1,219
1 Month USD LIBOR + 4.00%
CHG PPC Parent LLC
2.87%, 03/30/2025
(o)
240 239
3 Month USD LIBOR + 2.75%
Froneri US Inc
2.37%, 01/29/2027
(o)
174 173
1 Month USD LIBOR + 2.25%
5.86%, 01/28/2028
(o)
500 505
1 Month USD LIBOR + 5.75%
Shearer's Foods LLC
4.75%, 09/15/2027
(o)
673 676
1 Month USD LIBOR + 4.00%
US Foods Inc
1.86%, 06/27/2023
(o)
543 537
1 Month USD LIBOR + 1.75%
Utz Quality Foods LLC
0.00%, 01/20/2028
(o),(q)
310 311
1 Month USD LIBOR + 3.00%
$ 4,389
Food Service - 0.02%
8th Avenue Food & Provisions Inc
3.61%, 09/19/2025
(o)
633 634
3 Month USD LIBOR + 3.50%
Forest Products & Paper - 0.03%
Asplundh Tree Expert LLC
0.00%, 09/07/2027
(o),(q)
1,132 1,133
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.04%
Alliance Laundry Systems LLC
4.25%, 09/30/2027
(o)
750 752
1 Month USD LIBOR + 3.50%
Apex Tool Group LLC
6.50%, 08/01/2024
(o)
762 761
3 Month USD LIBOR + 5.50%
$ 1,513
Healthcare - Products - 0.19%
Carestream Health Inc
5.50%, PIK 8.00%, 08/08/2023
(o),(p)
615 543
1 Month USD LIBOR + 4.50%
7.75%, 05/08/2023
(o)
1,276 1,271
1 Month USD LIBOR + 6.75%
CPI Holdco LLC
4.12%, 11/04/2026
(o)
1,367 1,371
1 Month USD LIBOR + 4.00%
LifeScan Global Corp
6.24%, 10/01/2024
(o)
869 842
3 Month USD LIBOR + 6.00%
Viant Medical Holdings Inc
3.86%, 07/02/2025
(o)
1,183 1,154
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Vyaire Medical Inc
5.75%, 04/11/2025
(o)
$ 1,421 $ 1,214
3 Month USD LIBOR + 4.75%
$ 6,395
Healthcare - Services - 0. 66%
Air Methods Corp
4.50%, 04/12/2024
(o)
640 620
3 Month USD LIBOR + 3.50%
Ardnet Health Services LLC
4.75%, 06/30/2025
(o)
1,653 1,661
1 Month USD LIBOR + 3.75%
Aspen Dental Management Inc
3.75%, 12/23/2027
(o)
607 604
1 Month USD LIBOR + 3.25%
Athena Health Care Associates, Inc
4.45%, 02/11/2026
(o)
442 444
1 Month USD LIBOR + 4.25%
ATI Holdings Acquisition Inc
4.50%, 05/10/2023
(o)
643 642
3 Month USD LIBOR + 3.50%
BrightSpring Health
0.00%, 03/05/2026
(o),(q)
1,496 1,497
BW NHHC Holdco Inc
5.19%, 05/15/2025
(o)
1,319 1,209
3 Month USD LIBOR + 5.00%
Catalent
2.50%, 02/22/2028
(o)
484 485
1 Month USD LIBOR + 2.00%
Envision Healthcare Corp
3.86%, 10/10/2025
(o)
1,630 1,398
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
3.87%, 02/05/2027
(o)
481 473
1 Month USD LIBOR + 3.75%
3.87%, 02/18/2027
(o)
113 111
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
2.94%, 07/02/2025
(o)
1,026 1,026
1 Month USD LIBOR + 2.75%
Global Medical Response Inc
5.75%, 09/24/2025
(o)
2,000 2,000
1 Month USD LIBOR + 4.75%
HCA Inc
1.86%, 03/18/2026
(o)
831 832
1 Month USD LIBOR + 1.75%
1.87%, 03/13/2025
(o)
291 292
1 Month USD LIBOR + 1.75%
Heartland Dental LLC
3.62%, 04/18/2025
(o)
121 119
3 Month USD LIBOR + 3.75%
LifePoint Health Inc
3.87%, 11/14/2025
(o)
2,662 2,664
1 Month USD LIBOR + 3.75%
MMM Holdings LLC
6.75%, 10/30/2026
(o)
941 942
1 Month USD LIBOR + 5.75%
PPD Inc
2.75%, 01/13/2028
(o)
719 722
1 Month USD LIBOR + 2.25%
Quorum Health Corp
9.25%, 04/29/2025
(o)
342 347
3 Month USD LIBOR + 8.25%
Schumacher Group
0.00%, 02/23/2028
(o),(q)
1,315 1,295
Select Medical Corp
2.53%, 03/06/2025
(o)
1,248 1,245
3 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
90
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Surgery Center Holdings Inc
4.25%, 02/01/2026
(o)
$ 1,752 $ 1,745
3 Month USD LIBOR + 3.25%
US Radiology Specialists Inc
6.25%, 12/10/2027
(o)
600 604
1 Month USD LIBOR + 5.50%
$ 22 ,9 77
Home Furnishings - 0.02%
Mattress Firm Inc
6.25%, 11/24/2027
(o)
735 747
1 Month USD LIBOR + 5.25%
Insurance - 0.14%
Acrisure LLC
3.61%, 02/12/2027
(o)
1,544 1,533
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
3.36%, 05/09/2025
(o)
910 903
1 Month USD LIBOR + 3.25%
BroadStreet Partners Inc
3.36%, 01/27/2027
(o)
615 611
1 Month USD LIBOR + 3.25%
4.75%, 01/27/2027
(o)
235 236
1 Month USD LIBOR + 3.75%
HUB International Ltd
2.97%, 04/25/2025
(o)
1,270 1,256
1 Month USD LIBOR + 2.75%
4.00%, 04/25/2025
(o)
320 321
1 Month USD LIBOR + 3.25%
$ 4,860
Internet - 0.05%
Ancestry.com
3.75%, 12/06/2027
(o)
350 349
1 Month USD LIBOR + 3.25%
CNT Holdings I Corp
4.50%, 10/16/2027
(o)
1,000 1,004
1 Month USD LIBOR + 3.75%
Uber Technologies
0.00%, 04/04/2025
(o),(q)
330 331
1 Month USD LIBOR + 3.50%
$ 1,684
Leisure Products & Services - 0.17%
Alterra Mountain Co
2.86%, 07/31/2024
(o)
1,016 1,008
1 Month USD LIBOR + 2.75%
Callaway Golf Co
4.61%, 01/02/2026
(o)
433 435
3 Month USD LIBOR + 4.50%
Carnival Corp
8.50%, 06/30/2025
(o)
432 448
1 Month USD LIBOR + 7.50%
ClubCorp Holdings Inc
3.00%, 08/16/2024
(o)
1,774 1,672
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.00%, 03/08/2024
(o)
1,249 1,120
3 Month USD LIBOR + 3.00%
Life Time Inc
5.75%, 12/10/2024
(o)
1,000 997
1 Month USD LIBOR + 4.75%
$ 5,680
Lodging - 0.16%
Boyd Gaming Corp
2.34%, 09/15/2023
(o)
1,679 1,676
3 Month USD LIBOR + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Caesars Resort Collection LLC
2.86%, 12/22/2024
(o)
$ 2,044 $ 2,025
3 Month USD LIBOR + 2.75%
4.62%, 07/20/2025
(o)
998 1,000
1 Month USD LIBOR + 4.50%
CityCenter Holdings LLC
3.00%, 04/18/2024
(o)
579 574
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
1.87%, 06/18/2026
(o)
399 398
3 Month USD LIBOR + 1.75%
$ 5,673
Machinery - Construction & Mining - 0.11%
TNT Crane & Rigging Inc
7.50%, 10/16/2024
(o)
3,000 3,120
1 Month USD LIBOR + 6.50%
Vertiv Group Corp
3.12%, 02/11/2027
(o)
742 743
1 Month USD LIBOR + 3.00%
$ 3,863
Machinery - Diversified - 0.06%
Altra Industrial Motion Corp
2.12%, 10/01/2025
(o)
370 370
3 Month USD LIBOR + 2.00%
Gardner Denver Inc
2.86%, 03/01/2027
(o)
263 262
1 Month USD LIBOR + 2.75%
NN Inc
5.86%, 10/19/2022
(o)
139 138
1 Month USD LIBOR + 5.75%
6.50%, 10/19/2022
(o)
109 109
1 Month USD LIBOR + 5.75%
Vertical US Newco Inc
4.48%, 06/30/2027
(o)
1,247 1,257
1 Month USD LIBOR + 4.25%
$ 2,136
Media - 0.49%
Altice Financing SA
2.86%, 07/15/2025
(o)
1,803 1,784
3 Month USD LIBOR + 2.75%
CSC Holdings LLC
2.36%, 07/17/2025
(o)
492 489
3 Month USD LIBOR + 2.25%
2.61%, 04/27/2027
(o)
1,068 1,063
1 Month USD LIBOR + 2.50%
Entercom Media Corp
2.62%, 11/18/2024
(o)
514 505
1 Month USD LIBOR + 2.50%
EW Scripps Co/The
3.31%, 05/01/2026
(o)
1,459 1,453
1 Month USD LIBOR + 2.56%
Gray Television Inc
2.37%, 02/07/2024
(o)
323 321
3 Month USD LIBOR + 2.25%
2.62%, 01/02/2026
(o)
387 387
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(o)
1,055 1,040
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
3.11%, 05/01/2026
(o)
1,193 1,181
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
5.11%, 10/22/2026
(o)
1,065 1,074
1 Month USD LIBOR + 5.00%
McGraw Hill LLC
5.75%, 11/01/2024
(o)
1,824 1,820
1 Month USD LIBOR + 4.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
91
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Meredith Corp
5.25%, 01/31/2025
(o)
$ 433 $ 440
1 Month USD LIBOR + 4.25%
Nexstar Broadcasting Inc
2.36%, 01/17/2024
(o)
1,053 1,052
3 Month USD LIBOR + 2.25%
2.87%, 09/18/2026
(o)
966 967
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
2.12%, 10/04/2023
(o)
666 665
3 Month USD LIBOR + 2.00%
Radiate Holdco LLC
4.25%, 09/11/2026
(o)
400 401
1 Month USD LIBOR + 3.50%
Sinclair Television Group Inc
2.35%, 01/03/2024
(o)
391 389
3 Month USD LIBOR + 2.25%
Univision Communications Inc
3.75%, 03/15/2024
(o)
307 307
3 Month USD LIBOR + 2.75%
WideOpenWest Finance LLC
4.25%, 08/18/2023
(o)
387 387
3 Month USD LIBOR + 3.25%
Ziggo Financing Partnership
2.61%, 04/17/2028
(o)
1,125 1,118
1 Month USD LIBOR + 2.50%
$ 16,843
Miscellaneous Manufactur ers - 0.05%
Gates Global
0.00%, 02/19/2027
(o),(q)
1,004 1,004
Klockner Pentaplast Ltd
0.00%, 02/04/2026
(o),(q)
602 602
1 Month USD LIBOR + 4.75%
$ 1,606
Office & Business Equipment - 0.01%
Pitney Bowes Inc
5.63%, 01/17/2025
(o)
353 351
1 Month USD LIBOR + 5.50%
Oil & Gas - 0.18%
CITGO Petroleum Corp
7.25%, 03/28/2024
(o)
463 464
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
2.36%, 03/30/2025
(o)
943 923
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(o)
1,158 1,160
1 Month USD LIBOR + 5.50%
Fieldwood Energy LLC
0.00%, 04/11/2022
(d),(o)
8,736 2,504
3 Month USD LIBOR + 5.25%
0.00%, 04/11/2023
(d),(o)
3,648 1
3 Month USD LIBOR + 7.25%
9.75%, 08/04/2021
(o)
128 132
1 Month USD LIBOR + 8.75%
Gulf Finance LLC
6.25%, 08/25/2023
(o)
1,408 1,087
3 Month USD LIBOR + 5.25%
$ 6,271
Oil & Gas Services - 0.04%
PGS ASA
7.65%, 03/19/2024
(o)
1,572 1,253
3 Month USD LIBOR + 5.50%
Packaging & Containers - 0.14%
Berry Global
0.00%, 07/01/2026
(o),(q)
1,433 1,432
Graham Packaging
0.00%, 08/04/2027
(o),(q)
681 682
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Pactiv Evergreen Group Holdings Inc
2.87%, 02/05/2023
(o)
$ 742 $ 740
1 Month USD LIBOR + 3.00%
PLZ Aeroscience
0.00%, 08/03/2026
(o),(q)
1,122 1,118
TricorBraun
0.00%, 01/29/2028
(o),(q)
780 778
0.00%, 01/29/2028
(o),(q)
175 175
$ 4,925
Pharmaceuticals - 0.35%
Amneal Pharmaceuticals LLC
3.62%, 05/04/2025
(o)
689 678
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
2.86%, 11/14/2025
(o)
1,048 1,047
3 Month USD LIBOR + 2.75%
3.11%, 05/19/2025
(o)
2,548 2,550
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(o)
1,581 1,583
1 Month USD LIBOR + 2.50%
Gainwell Acquisition Corp
4.75%, 08/17/2027
(o)
1,865 1,859
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
2.09%, 11/15/2027
(o)
922 919
1 Month USD LIBOR + 2.00%
Mallinckrodt International Finance SA
5.50%, 09/24/2024
(o)
2,493 2,405
3 Month USD LIBOR + 2.75%
5.75%, 02/24/2025
(o)
1,062 1,027
3 Month USD LIBOR + 3.00%
$ 12,068
Pipelines - 0.09%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(o)
460 452
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
3.74%, 09/30/2024
(o)
970 970
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
1.87%, 11/01/2026
(o)
589 588
1 Month USD LIBOR + 2.25%
Traverse Midstream Partners LLC
6.50%, 09/21/2024
(o)
1,146 1,138
1 Month USD LIBOR + 5.50%
$ 3,148
Real Estate - 0.09%
Brookfield Retail Holdings VII Sub 3 LLC
3.11%, 08/27/2023
(o)
2,516 2,463
3 Month USD LIBOR + 3.00%
Realogy Group LLC
2.11%, 02/08/2023
(o)
291 289
1 Month USD LIBOR + 2.25%
3.00%, 02/08/2025
(o)
172 171
3 Month USD LIBOR + 2.25%
$ 2,923
REITs - 0.03%
Blackstone Mortgage Trust Inc
2.37%, 04/23/2026
(o)
979 964
1 Month USD LIBOR + 2.25%
Retail - 0.24%
1011778 BC ULC
1.86%, 11/14/2026
(o)
1,093 1,082
1 Month USD LIBOR + 1.75%
Academy Ltd
5.75%, 10/28/2027
(o)
1,000 1,000
1 Month USD LIBOR + 5.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
92
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Belk Inc
0.00%, 07/31/2025
(o),(q)
$ 116 $ 113
9.75%, 07/31/2025
(o)
1,386 527
1 Month USD LIBOR + 6.75%
BJ's Wholesale Club Inc
2.11%, 02/03/2024
(o)
82 82
1 Month USD LIBOR + 2.00%
CWGS Group LLC
3.50%, 11/08/2023
(o)
2,420 2,417
3 Month USD LIBOR + 2.75%
EG America LLC
4.25%, 02/07/2025
(o)
717 714
3 Month USD LIBOR + 4.00%
LS Group OpCo Acquistion LLC
4.25%, 10/26/2027
(o)
750 751
1 Month USD LIBOR + 3.50%
Petsmart Inc
0.00%, 01/28/2028
(o),(q)
160 161
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(o)
61 61
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(o)
382 359
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
3.11%, 05/23/2025
(o)
395 391
3 Month USD LIBOR + 3.25%
Staples Inc
5.20%, 04/09/2026
(o)
468 458
3 Month USD LIBOR + 5.00%
$ 8,116
Semiconductors - 0.07%
Bright Bidco BV
4.50%, 06/30/2024
(o)
2,717 2,071
3 Month USD LIBOR + 3.50%
MACOM Technology Solutions Holdings Inc
2.36%, 05/17/2024
(o)
374 370
3 Month USD LIBOR + 2.25%
$ 2,441
Software - 0.87%
Blackboard Inc
7.00%, 06/28/2024
(o)
1,716 1,708
1 Month USD LIBOR + 6.00%
BMC Software Inc
0.00%, 10/02/2025
(o),(q)
321 321
1 Month USD LIBOR + 3.75%
BY Crown Parent LLC
4.00%, 01/31/2026
(o)
345 346
1 Month USD LIBOR + 3.00%
Camelot Finance SA
3.12%, 10/30/2026
(o)
450 450
1 Month USD LIBOR + 3.00%
Cengage Learning Inc
5.25%, 06/07/2023
(o)
2,064 2,032
3 Month USD LIBOR + 4.25%
Ceridian HCM Holding Inc
2.59%, 04/04/2025
(o)
766 762
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
5.75%, 09/30/2023
(o)
667 632
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
3.38%, 02/06/2026
(o)
1,041 1,042
1 Month USD LIBOR + 3.25%
Dynatrace LLC
2.37%, 08/08/2025
(o)
181 181
1 Month USD LIBOR + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Epicor Software Corp
4.00%, 07/30/2027
(o)
$ 2,159 $ 2,169
1 Month USD LIBOR + 3.25%
Finastra USA Inc
4.51%, 06/13/2024
(o)
2,331 2,306
3 Month USD LIBOR + 3.50%
Greeneden US Holdings II LLC
4.75%, 10/08/2027
(o)
2,761 2,772
1 Month USD LIBOR + 4.00%
Greenway Health LLC
4.75%, 02/16/2024
(o)
315 298
3 Month USD LIBOR + 4.25%
Informatica LLC
3.36%, 02/14/2027
(o)
1,013 1,011
1 Month USD LIBOR + 3.25%
MA FinanceCo LLC
2.87%, 06/21/2024
(o)
308 305
3 Month USD LIBOR + 2.50%
5.25%, 05/29/2025
(o)
258 261
1 Month USD LIBOR + 4.25%
Rackspace Hosting
0.00%, 02/03/2028
(o),(q)
451 450
RealPage
0.00%, 02/18/2028
(o),(q)
675 675
Riverbed Technology Inc
7.00%, 12/31/2025
(o)
1,759 1,708
1 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
2.86%, 06/21/2024
(o)
2,080 2,058
3 Month USD LIBOR + 2.50%
Skillsoft
8.50%, 04/27/2025
(o)
1,503 1,496
3 Month USD LIBOR + 7.50%
Software Luxembourg Acquisition Sarl
8.50%, 12/27/2024
(o)
465 475
1 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 10/07/2027
(o)
1,048 1,050
1 Month USD LIBOR + 3.75%
SS&C Technologies Inc
1.86%, 04/16/2025
(o)
285 284
1 Month USD LIBOR + 1.75%
1.86%, 04/16/2025
(o)
217 216
1 Month USD LIBOR + 1.75%
1.86%, 04/16/2025
(o)
1,282 1,277
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
3.89%, 06/30/2026
(o)
319 318
1 Month USD LIBOR + 3.75%
UKG Inc
3.86%, 05/03/2026
(o)
1,224 1,229
3 Month USD LIBOR + 3.75%
4.75%, 05/04/2026
(o)
442 444
1 Month USD LIBOR + 3.25%
Xperi Holding Corp
4.11%, 06/01/2025
(o)
145 146
1 Month USD LIBOR + 4.00%
Zelis
3.62%, 09/30/2026
(o)
1,024 1,025
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
3.12%, 02/02/2026
(o)
563 563
1 Month USD LIBOR + 3.00%
$ 30,010
Telecommunications - 0.97%
Altice France SA/France
4.20%, 08/14/2026
(o)
1,919 1,915
3 Month USD LIBOR + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
93
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Avaya Inc
0.00%, 12/15/2027
(o),(q)
$ 223 $ 223
4.36%, 12/15/2027
(o)
2,324 2,331
1 Month USD LIBOR + 4.25%
CommScope Inc
3.36%, 04/06/2026
(o)
1,262 1,259
3 Month USD LIBOR + 3.25%
6.50%, 09/06/2024
(o)
5,941 5,926
3 Month USD LIBOR + 3.25%
Connect Finco SARL
4.50%, 12/11/2026
(o)
1,113 1,116
1 Month USD LIBOR + 3.50%
Delta Topco Inc
4.50%, 10/07/2027
(o)
1,500 1,507
1 Month USD LIBOR + 3.75%
Frontier Communications Corp
5.75%, 10/08/2021
(o)
55 55
1 Month USD LIBOR + 4.75%
GTT Communications
8.50%, 12/28/2021
(o)
30 30
1 Month USD LIBOR + 4.00%
GTT Communications Inc
3.00%, 05/31/2025
(o)
344 268
3 Month USD LIBOR + 2.75%
Intelsat Jackson Holdings SA
6.50%, 07/13/2022
(o)
2,746 2,786
1 Month USD LIBOR + 5.50%
7.89%, 11/27/2023
(o)
5,816 5,898
1 Month USD LIBOR + 3.75%
8.63%, 01/02/2024
(o)
1,425 1,452
Intrado Corp
4.50%, 10/10/2024
(o)
291 285
3 Month USD LIBOR + 3.50%
5.00%, 10/10/2024
(o)
2,853 2,812
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
3.76%, 11/04/2026
(o)
1,586 1,593
1 Month USD LIBOR + 2.75%
Lumen Technologies Inc
2.36%, 03/15/2027
(o)
381 379
1 Month USD LIBOR + 2.25%
Maxar Technologies Ltd
2.87%, 10/05/2024
(o)
1,251 1,238
1 Month USD LIBOR + 2.75%
MLN US Holdco LLC
4.61%, 11/30/2025
(o)
357 333
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.62%, 07/02/2025
(o)
852 848
3 Month USD LIBOR + 2.50%
Windstream Services II LLC
7.25%, 08/11/2027
(o)
885 886
1 Month USD LIBOR + 6.25%
Zayo Group Holdings Inc
3.11%, 02/19/2027
(o)
196 196
1 Month USD LIBOR + 3.00%
$ 33,336
Transportation - 0.0 2%
Genesee & Wyoming Inc
2.25%, 11/06/2026
(o)
308 308
1 Month USD LIBOR + 2.00%
XPO Logistics
0.00%, 02/24/2025
(o),(q)
394 394
$ 702
TOTAL SENIOR FLOATING RATE INTERESTS $ 260,766
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 22.94%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 6.30%
0.08%, 01/31/2023
(l)
$ 15,000 $ 15,001
US Treasury 3 Month Bill Money Market
Yield + 0.10%
0.09%, 07/31/2022
(l)
63,000 63,016
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.09%, 10/31/2022
(l)
69,000 69,018
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.13%, 02/28/2023
(l),(r)
3,000 2,999
0.14%, 04/30/2022
(l)
25,000 25,026
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.33%, 10/31/2021
(l)
30,000 30,059
US Treasury 3 Month Bill Money Market
Yield + 0.30%
1.13%, 08/15/2040 1,495 1,260
1.38%, 11/15/2040 8,555 7,544
1.38%, 08/15/2050 870 714
1.88%, 02/15/2041
(r)
2,710 2,613
$ 217,250
U.S. Treasury Bill - 0.96%
0.05%, 08/12/2021
(n)
1,000 1,000
0.07%, 05/06/2021
(l),(n)
3,000 3,000
0.09%, 03/02/2021
(l),(n)
5,000 5,000
0.09%, 04/27/2021
(l),(n)
7,000 6,999
0.09%, 05/27/2021
(n)
1,000 1,000
0.09%, 06/10/2021
(l),(n)
5,500 5,499
0.09%, 06/17/2021
(l),(n)
2,000 2,000
0.09%, 07/08/2021
(l),(n)
2,500 2,500
0.11%, 04/08/2021
(n)
1,000 1,000
0.12%, 03/11/2021
(n)
5,000 5,000
$ 32,998
U.S. Treasury Inflation-Indexed Obligations - 15.68%
0.13%, 04/15/2022 8,672 8,912
0.13%, 07/15/2022 15,732 16,350
0.13%, 01/15/2023 24,013 25,118
0.13%, 07/15/2024 15,463 16,671
0.13%, 10/15/2024 10,924 11,776
0.13%, 04/15/2025 12,106 13,064
0.13%, 10/15/2025 3,137 3,415
0.13%, 07/15/2026 13,168 14,397
0.13%, 01/15/2030 17,175 18,651
0.13%, 07/15/2030
(s)
21,685 23,613
0.13%, 01/15/2031 11,227 12,160
0.13%, 02/15/2051 3,165 3,270
0.25%, 01/15/2025 11,413 12,361
0.25%, 07/15/2029 14,429 15,903
0.25%, 02/15/2050 8,622 9,083
0.38%, 07/15/2023 20,148 21,513
0.38%, 07/15/2025 18,435 20,263
0.38%, 01/15/2027 17,549 19,389
0.38%, 07/15/2027
(s)
16,478 18,315
0.50%, 04/15/2024 11,970 12,923
0.50%, 01/15/2028
(s)
19,347 21,617
0.63%, 04/15/2023 19,816 21,029
0.63%, 01/15/2024 19,235 20,777
0.63%, 01/15/2026 12,801 14,233
0.63%, 02/15/2043 6,531 7,458
0.75%, 07/15/2028 17,504 20,000
0.75%, 02/15/2042 8,722 10,206
0.75%, 02/15/2045 10,284 12,113
0.88%, 01/15/2029 12,080 13,908
0.88%, 02/15/2047 6,140 7,462
1.00%, 02/15/2046 5,893 7,301
1.00%, 02/15/2048 5,139 6,456
1.00%, 02/15/2049 5,119 6,468

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
94
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.38%, 02/15/2044 $ 9,198 $ 12,146
1.75%, 01/15/2028 4,867 5,878
2.00%, 01/15/2026 7,934 9,380
2.13%, 02/15/2040 3,539 5,100
2.13%, 02/15/2041 5,211 7,595
2.38%, 01/15/2025 6,361 7,437
2.38%, 01/15/2027 7,441 9,134
2.50%, 01/15/2029 4,272 5,494
3.38%, 04/15/2032 3,296 4,842
3.63%, 04/15/2028 5,664 7,638
3.88%, 04/15/2029 301 424
$ 541,243
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 791,491
TOTAL PURCHASED OPTIONS - 0.00% $ 199
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.07% $ 2,367
TOTAL PURCHASED CAPPED OPTIONS - 0.00% $ 209
Total Investments $ 3,453,124
Other Assets and Liabilities -  (0.07)% (2,294)
TOTAL NET ASSETS - 100.00% $ 3,450,830
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,231 or 0.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,309 or 0.36% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $191,530 or 5.55% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
( i ) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,496 or 0.07%
of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(m) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $27,199 or 0.79% of net assets.
(n) Rate shown is the discount rate of the original purchase.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) This Senior Floating Rate Note will settle after February 28, 2021, at which time the interest rate will be determined.
(r) Security purchased on a when-issued basis.
(s) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,863 or 0.05% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 31.73%
Energy 12.27%
Utilities 10.81%
Basic Materials 10.35%
Financial 9.77%
Industrial 7.04%
Consumer, Non-cyclical 5.72%
Mortgage Securities 3.60%
Money Market Funds 3.44%
Consumer, Cyclical 1.84%
Communications 1.82%
Technology 1.22%
Investment Companies 0.31%
Diversified 0.08%
Purchased Interest Rate Swaptions 0.07%
Purchased Capped Options 0.00%
Purchased Options 0.00%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 69,408 $ 1,194,098 $ 1,151,852 $ 111,654
$ 69,408 $ 1,194,098 $ 1,151,852 $ 111,654
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
95
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advanz Pharma Corp Ltd 08/08/2018 $ 209 $ 256 0.01%
Fieldwood Energy LLC 04/05/2018-08/29/2018 329 — 0.00%
Millennium Health LLC 03/15/2016 — 22 0.00%
Millennium Health LLC 03/15/2016 — 20 0.00%
Total $ 298 0.01%
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 32,760 0.30% 02/15/2022 $ 58 $ 188 $ 130
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive 3,630 0.30% 02/15/2022 15 21 6
Total $ 73 $ 209 $ 136
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 14,130 0.55% 02/15/2022 $ (12) $ (52) $ (40)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 19,100 0.55% 02/15/2022 (19) (70) (51)
Total $ (31) $ (122) $ (91)
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Citigroup Inc 1 EUR 1,245 EUR 0.88 08/09/2021 $ 28 $ 22 $ (6)
Call - 90 Day Eurodollar Future;
December 2021
N/A 102 $ 255 $ 99.75 12/14/2021 22 19 (3)
Put - 90 Day Eurodollar Future;
September 2022
N/A 78 195 $ 99.63 09/13/2021 5 16 11
Put - 90 Day Eurodollar Future;
September 2023
N/A 78 195 $ 99.50 09/13/2021 24 92 68
Put - US 10 Year Note Future; June
2021
N/A 11 11 $ 132.00 05/24/2021 13 13 —
Put - US 10 Year Note Future; June
2021
N/A 19 19 $ 134.50 03/29/2021 11 37 26
Total $ 103 $ 199 $ 96
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 34 $ 85 $ 100.00 12/14/2021 $ (6) $ (1) $ 5
Call - 90 Day Eurodollar Future;
December 2021
N/A 68 170 $ 99.38 12/14/2021 (36) (70) (34)
Call - US 10 Year Note Future;
June 2021
N/A 11 11 $ 134.00 05/24/2021 (9) (9) —
Put - 90 Day Eurodollar Future;
September 2022
N/A 78 195 $ 99.75 09/13/2021 (8) (25) (17)
Put - 90 Day Eurodollar Future;
September 2023
N/A 78 195 $ 99.38 09/13/2021 (16) (75) (59)
Put - US 10 Year Note Future; June
2021
N/A 19 19 $ 133.50 03/29/2021 (5) (24) (19)
Total $ (80) $ (204) $ (124)
Amounts in thousands except contracts/shares.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
96
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 3,565 1.15% 01/09/2025 $ 14 $ 12 $ (2)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 10,630 1.60% 02/25/2025 57 56 (1)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 12,270 1.25% 01/14/2025 53 47 (6)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 18,510 1.62% 02/25/2025 103 100 (3)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 126 66
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 190 100
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 56 24
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 55 23
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 28 (31)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 155 86
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 280 1.42% 06/06/2025 20 7 (13)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.42% 06/06/2025 27 12 (15)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.28% 06/05/2025 28 11 (17)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 740 0.89% 05/01/2025 40 10 (30)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 6 12 6
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 41 22
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 54 22
Call - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Pay JPY 3,760 0.78% 04/19/2021 2 2 —
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 22 10
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 2,140 1.67% 01/08/2026 55 41 (14)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,630 1.60% 02/25/2025 53 69 16
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,565 1.15% 01/09/2025 15 31 16
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 12,270 1.25% 01/14/2025 53 99 46
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 18,510 1.62% 02/25/2025 103 118 15
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 59 101 42
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 28 (5)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 54 (15)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 90 39 (51)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 20 (12)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 31 20 (11)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 27 (33)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 1 (102)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 505 1.28% 06/05/2025 28 54 26

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
97
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 740 0.89% 05/01/2025 $ 40 $ 99 $ 59
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.42% 06/06/2025 27 49 22
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 320 2.50% 06/21/2024 4 11 7
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 280 1.42% 06/06/2025 12 27 15
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 16 (3)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 39 (15)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 5 (1)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 31 20 (11)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 69 (19)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 47 (7)
Put - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Receive JPY 3,760 0.78% 04/19/2021 2 — (2)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 — (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,390 3.80% 06/08/2021 54 — (54)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,210 2.85% 05/10/2022 128 40 (88)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,140 1.67% 01/08/2026 56 96 40
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,480 2.10% 02/04/2026 97 151 54
Total $ 2,223 $ 2,367 $ 144
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 880 0.37% 03/18/2021 $ (2) $ (2) $ —
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 9,290 0.41% 03/18/2021 (16) (20) (4)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,100 1.25% 01/02/2023 (36) (16) 20
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,970 1.23% 12/16/2022 (65) (27) 38
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (74) (296) (222)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,220 1.25% 01/28/2022 (29) (13) 16
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (155) (71)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,245 1.35% 02/23/2022 (52) (44) 8
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,000 1.44% 01/10/2023 (65) (38) 27
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,150 1.62% 02/21/2022 (30) (26) 4
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,070 0.90% 10/01/2021 (4) (4) —
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,330 1.00% 01/28/2022 (18) (8) 10
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,245 1.04% 01/21/2022 (44) (21) 23
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,140 0.74% 05/03/2022 (39) (5) 34

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
98
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 985 1.24% 12/19/2022 $ (32) $ (14) $ 18
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.23% 12/19/2022 (33) (14) 19
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 915 1.06% 10/12/2022 (31) (9) 22
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.72% 06/30/2021 (31) (1) 30
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 110 0.74% 05/03/2022 (3) (1) 2
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 890 1.57% 01/13/2023 (30) (21) 9
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,680 0.74% 04/20/2021 (46) — 46
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 9,250 0.41% 02/24/2022 (23) (20) 3
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (41) — 41
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 27,720 2.15% 05/28/2021 (78) — 78
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) — 62
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (22) (31) (9)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (31) (8)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,100 1.25% 01/02/2023 (36) (85) (49)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,150 1.62% 02/21/2022 (31) (40) (9)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (73) — 73
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,216 1.60% 03/07/2022 (20) (44) (24)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,245 1.85% 02/23/2022 (57) (78) (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,670 1.00% 06/02/2021 (71) (267) (196)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,220 1.25% 01/28/2022 (29) (68) (39)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) — 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (85) (58) 27
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,070 1.05% 06/14/2021 (16) (58) (42)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (45) (25) 20
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.10% 01/07/2022 (45) (27) 18
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,970 1.23% 12/16/2022 (64) (155) (91)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (7) 1
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (14) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (36) 104
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.44% 01/10/2023 (65) (131) (66)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.24% 12/19/2022 (32) (76) (44)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,140 1.45% 10/01/2021 (15) (72) (57)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 680 1.15% 01/11/2022 (10) (42) (32)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
99
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 915 1.06% 10/12/2022 $ (31) $ (79) $ (48)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 100 1.05% 06/14/2021 (1) (5) (4)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.72% 06/30/2021 (31) (101) (70)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,245 1.54% 01/21/2022 (44) (119) (75)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.23% 12/19/2022 (32) (77) (45)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 160 2.25% 08/21/2024 (2) (7) (5)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,330 1.50% 01/28/2022 (18) (52) (34)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 110 0.74% 05/03/2022 (4) (11) (7)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 440 1.00% 06/02/2021 (7) (25) (18)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,790 1.60% 03/07/2022 (19) (65) (46)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,140 0.74% 05/03/2022 (40) (117) (77)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 7,110 1.35% 07/13/2021 (85) (237) (152)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,935 1.60% 03/07/2022 (32) (70) (38)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/04/2022 (22) (45) (23)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/01/2022 (22) (44) (22)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (10) 3
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (28) (20) 8
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 890 1.57% 01/13/2023 (30) (51) (21)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (42) 12
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (26) 7
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (33) (29) 4
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (19) (17) 2
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (52) (80) (28)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,680 0.74% 04/20/2021 (47) (130) (83)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,760 1.95% 01/31/2022 (41) (34) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,570 0.00% 07/02/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,110 0.10% 03/30/2021 (35) — 35
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (26) — 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.15% 08/10/2021 (8) (1) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,490 0.25% 09/07/2021 (14) (4) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,500 0.05% 07/06/2021 (5) — 5

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
100
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,200 0.00% 06/21/2021 $ (5) $ — $ 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (27) — 27
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (12) — 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,950 0.11% 05/18/2021 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.00% 06/28/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 9,250 0.41% 02/24/2022 (23) (46) (23)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 7,790 0.15% 04/20/2021 (28) — 28
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 3,140 0.08% 06/01/2021 (9) — 9
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 6,710 1.10% 02/04/2022 (35) (107) (72)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,330 0.60% 09/07/2021 (18) (81) (63)
Total $ (2,968) $ (3,833) $ (865)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; July 2021
(a)
Long 94 $ 5,926 $ 486
Brent Crude; May 2021
(a)
Long 165 10,629 2,475
Cocoa; May 2021
(a)
Short 1,071 27,889 (1,825)
Coffee 'C'; May 2021
(a)
Long 81 4,177 (15)
Copper; July 2021
(a)
Long 277 28,327 3,736
Copper; May 2021
(a)
Long 27 2,762 367
Corn; May 2021
(a)
Long 109 2,984 —
Corn; September 2021
(a)
Long 1,082 26,482 961
Cotton No.2; July 2021
(a)
Short 1 45 (1)
Cotton No.2; May 2021
(a)
Long 396 17,588 (439)
Euro Bond 10 Year Bond; March 2021 Short 19 3,975 98
Euro Buxl 30 Year Bond; March 2021 Short 12 3,038 114
Euro Schatz; March 2021 Short 121 16,376 (5)
Euro-BTP; March 2021 Short 26 4,699 66
Feeder Cattle; April 2021
(a)
Short 34 2,424 35
Feeder Cattle; May 2021
(a)
Short 268 19,440 136
Gasoline RBOB; May 2021
(a)
Long 243 19,817 411
Gold 100 oz ; April 2021
(a)
Long 2 346 (26)
Gold 100 oz ; June 2021
(a)
Long 80 13,853 (850)
KC HRW Wheat; July 2021
(a)
Short 31 989 (24)
KC HRW Wheat; May 2021
(a)
Short 28 887 (20)
Lean Hogs; April 2021
(a)
Short 285 9,935 (1,437)
Live Cattle; April 2021
(a)
Short 132 6,336 25
LME Lead; June 2021
(a)
Short 245 12,587 586
LME Lead; May 2021
(a)
Short 50 2,565 81
LME Nickel; June 2021
(a)
Long 120 13,377 437
LME Nickel; March 2021
(a)
Short — — (964)
LME PRI Alum; June 2021
(a)
Short 102 5,506 (149)
LME PRI Alum; March 2021
(a)
Short — — 17
LME Zinc; July 2021
(a)
Short — — (14)
LME Zinc; June 2021
(a)
Short — — (37)
LME Zinc; March 2021
(a)
Short — — 538
LME Zinc; May 2021
(a)
Short 85 5,932 84
Low Sulphur Gasoline; May 2021
(a)
Long 225 11,992 124
Natural Gas; April 2022
(a)
Short 811 19,967 843

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
101
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Natural Gas; July 2021
(a)
Short 91 $ 2,656 $ (1)
Natural Gas; March 2022
(a)
Long 811 23,462 (608)
NY Harb ULSD; May 2021
(a)
Long 376 28,977 2,027
Palladium; June 2021
(a)
Short 85 19,665 711
Platinum; April 2021
(a)
Short 69 4,089 (259)
Short Term Euro-BTP; March 2021 Long 106 14,444 10
Silver; July 2021
(a)
Long 39 5,162 (562)
Silver; May 2021
(a)
Long 7 925 (23)
Silver; September 2021
(a)
Long 18 2,385 (283)
Soybean Meal; December 2021
(a)
Short 98 3,709 17
Soybean Meal; July 2021
(a)
Short 50 2,094 20
Soybean Meal; May 2021
(a)
Short 315 13,274 178
Soybean Oil; December 2021
(a)
Long 356 9,465 270
Soybean Oil; May 2021
(a)
Long 321 9,618 94
Soybean; May 2021
(a)
Long 67 4,704 23
Soybean; November 2021
(a)
Long 231 14,126 1,063
Sugar #11; July 2021
(a)
Long 281 4,988 (177)
Sugar #11; May 2021
(a)
Long 563 10,373 (425)
US 10 Year Note; June 2021 Short 70 9,290 113
US 10 Year Ultra Note; June 2021 Short 72 10,609 73
US 2 Year Note; June 2021 Long 70 15,454 (13)
US 5 Year Note; June 2021 Long 176 21,818 (176)
US Long Bond; June 2021 Short 2 318 3
US Ultra Bond; June 2021 Short 24 4,538 13
Wheat; May 2021
(a)
Long 311 10,267 49
WTI Crude; June 2021
(a)
Long 993 60,315 15,955
WTI Crude; May 2021
(a)
Short 1,093 66,924 (2,858)
Total $ 21,048
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 03/03/2021 JPY 357,457 $ 3,402 $ — $ (48)
ANZ Stockbroking 03/03/2021 $ 9,667 NZD 13,573 — (140)
Bank of America NA 03/03/2021 EUR 7,920 $ 9,687 — (131)
Bank of America NA 03/03/2021 $ 989 EUR 820 — (1)
Bank of America NA 03/17/2021 $ 681 EUR 560 5 —
Bank of America NA 04/06/2021 $ 9,695 EUR 7,920 131 —
Barclays Bank PLC 03/17/2021 AUD 775 $ 602 — (6)
Barclays Bank PLC 05/12/2021 MXN 31,113 EUR 1,225 — (4)
BNP Paribas 03/17/2021 $ 1,194 EUR 990 — (1)
Citigroup Inc 03/11/2021 CAD 866 $ 680 1 —
Citigroup Inc 03/17/2021 CAD 1,636 $ 1,285 — —
Citigroup Inc 03/17/2021 $ 603 EUR 495 6 —
Citigroup Inc 03/17/2021 $ 2,660 CAD 3,379 7 (2)
Citigroup Inc 04/06/2021 NZD 394 $ 286 — (2)
Citigroup Inc 04/06/2021 $ 420 EUR 346 2 —
Deutsche Bank AG 03/03/2021 $ 131 NZD 182 — —
Goldman Sachs & Co 03/03/2021 $ 6,598 JPY 688,619 138 —
Goldman Sachs & Co 05/12/2021 MXN 30,498 EUR 1,240 — (51)
HSBC Securities Inc 03/03/2021 JPY 330,590 $ 3,115 — (13)
HSBC Securities Inc 03/03/2021 $ 7,957 EUR 6,555 48 —
HSBC Securities Inc 04/06/2021 $ 3,116 JPY 330,590 13 —
JPMorgan Chase 03/17/2021 CAD 1,651 $ 1,295 4 (1)
JPMorgan Chase 03/17/2021 EUR 4,615 $ 5,593 4 (27)
JPMorgan Chase 03/17/2021 $ 5,624 EUR 4,620 49 (1)
JPMorgan Chase 03/17/2021 $ 1,205 CAD 1,533 4 (4)
Morgan Stanley & Co 03/03/2021 $ 960 EUR 793 3 —
Morgan Stanley & Co 03/17/2021 CAD 768 $ 605 — (1)
Morgan Stanley & Co 03/17/2021 EUR 560 $ 687 — (12)
Royal Bank of Scotland 03/11/2021 $ 680 CAD 869 — (3)
Royal Bank of Scotland 03/17/2021 CAD 869 $ 680 3 —
UBS AG 03/03/2021 NZD 13,163 $ 9,776 5 (270)
UBS AG 04/06/2021 $ 9,222 NZD 12,391 273 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
102
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Westpac Banking Corporation 03/17/2021 AUD 775 JPY 63,711 $ — $ (2)
Total $ 696 $ (720)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.57% Semiannual Quarterly N/A 11/21/2024 $ 620 $ 4 $ — $ 4
3 Month USD LIBOR Receive 1.04% Semiannual Quarterly N/A 01/08/2031 700 33 — 33
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 01/11/2031 510 23 — 23
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 01/11/2031 700 30 — 30
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 01/12/2031 700 30 — 30
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 01/12/2031 350 15 — 15
3 Month USD LIBOR Receive 0.56% Semiannual Quarterly N/A 01/12/2026 280 4 — 4
3 Month USD LIBOR Receive 1.02% Semiannual Quarterly N/A 01/08/2031 700 35 — 35
3 Month USD LIBOR Receive 1.13% Semiannual Quarterly N/A 01/12/2031 350 14 — 14
3 Month USD LIBOR Receive 1.13% Semiannual Quarterly N/A 01/13/2031 700 28 — 28
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 3,050 70 — 70
3 Month USD LIBOR Receive 1.15% Semiannual Quarterly N/A 01/13/2031 350 13 — 13
3 Month USD LIBOR Receive 1.18% Semiannual Quarterly N/A 01/14/2031 610 21 — 21
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 01/14/2031 610 20 — 20
3 Month USD LIBOR Receive 1.18% Semiannual Quarterly N/A 01/14/2031 305 10 — 10
3 Month USD LIBOR Receive 1.12% Semiannual Quarterly N/A 01/13/2031 140 6 — 6
3 Month USD LIBOR Receive 0.95% Semiannual Quarterly N/A 12/30/2030 240 13 — 13
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 12/29/2030 280 15 — 15
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 5,728 (136) — (136)
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 360 15 — 15
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 11/25/2050 360 72 — 72
3 Month USD LIBOR Receive 0.86% Semiannual Quarterly N/A 10/04/2031 90 7 — 7
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 10/27/2030 65 4 — 4
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 11/05/2040 60 6 — 6
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/09/2021 9,290 (91) — (91)
3 Month USD LIBOR Receive 0.96% Semiannual Quarterly N/A 12/11/2030 550 29 — 29
3 Month USD LIBOR Receive 0.95% Semiannual Quarterly N/A 11/12/2030 690 37 — 37
3 Month USD LIBOR Receive 0.96% Semiannual Quarterly N/A 11/12/2030 650 34 — 34
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 11/19/2025 6,330 (54) — (54)
3 Month USD LIBOR Pay 0.40% Quarterly Semiannual N/A 11/22/2023 2,775 (7) — (7)
3 Month USD LIBOR Receive 0.40% Semiannual Quarterly N/A 11/22/2023 2,775 7 — 7
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 11/23/2030 2,420 (48) — (48)
3 Month USD LIBOR Receive 1.03% Semiannual Quarterly N/A 11/26/2031 330 22 — 22
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 12/10/2030 918 53 — 53
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 01/14/2031 305 10 — 10
3 Month USD LIBOR Pay 0.48% Quarterly Semiannual N/A 01/21/2026 2,710 (50) — (50)
3 Month USD LIBOR Pay 1.28% Quarterly Semiannual N/A 01/21/2032 230 (10) — (10)
3 Month USD LIBOR Pay 1.19% Quarterly Semiannual N/A 07/23/2031 540 (23) — (23)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 1,175 20 — 20
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 233 (2) — (2)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 588 8 — 8
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 110 (2) — (2)
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 08/23/2031 450 6 — 6
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/24/2031 820 8 — 8
3 Month USD LIBOR Pay 0.23% Quarterly Semiannual N/A 03/31/2023 7,300 (4) — (4)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 4,980 10 — 10
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 08/25/2031 290 2 — 2
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 08/25/2031 6,540 (51) — (51)
3 Month USD LIBOR Receive 1.51% Semiannual Quarterly N/A 02/26/2031 620 3 — 3
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/26/2026 3,870 5 — 5
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 02/15/2047 810 (7) — (7)
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 03/01/2023 3,550 1 — 1
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 03/01/2031 620 (2) — (2)
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 465 (8) — (8)
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 300 46 — 46
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 02/15/2047 810 13 (1) 12
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/19/2031 660 6 — 6
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 07/23/2031 2,850 (115) — (115)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
103
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.18% Quarterly Semiannual N/A 07/28/2031 $ 720 $ (32) $ — $ (32)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 07/28/2031 320 (15) — (15)
3 Month USD LIBOR Pay 1.15% Quarterly Semiannual N/A 07/28/2031 320 (15) — (15)
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 08/03/2031 270 (11) — (11)
3 Month USD LIBOR Receive 1.17% Semiannual Quarterly N/A 02/04/2031 620 22 — 22
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 02/05/2031 310 10 — 10
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 02/05/2031 310 10 — 10
3 Month USD LIBOR Receive 1.23% Semiannual Quarterly N/A 02/08/2031 620 19 — 19
3 Month USD LIBOR Pay 1.35% Quarterly Semiannual N/A 08/09/2031 860 (25) — (25)
3 Month USD LIBOR Receive 1.26% Semiannual Quarterly N/A 02/09/2031 390 11 — 11
3 Month USD LIBOR Receive 1.38% Semiannual Quarterly N/A 08/10/2031 190 5 — 5
3 Month USD LIBOR Receive 1.46% Semiannual Quarterly N/A 08/18/2031 1,120 21 — 21
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 02/18/2031 310 5 — 5
3 Month USD LIBOR Receive 1.41% Semiannual Quarterly N/A 02/18/2031 310 4 — 4
3 Month USD LIBOR Receive 0.22% Semiannual Quarterly N/A 03/31/2023 16,390 10 2 12
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/17/2027 640 26 — 26
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 2,700 1 — 1
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 230 7 — 7
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (2) — (2)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (5) — (5)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (266) — (266)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 1,730 172 — 172
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 296 — 296
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 7 — 7
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 5 — 5
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 (93) — (93)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 3,090 8 1 9
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 28 — 28
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 15 — 15
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 6 — 6
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 (31) — (31)
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 (2) — (2)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 1,720 9 — 9
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 545 35 — 35
3 Month USD LIBOR Receive 2.46% Semiannual Quarterly N/A 02/28/2022 9,730 (221) — (221)
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 700 52 — 52
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 37,510 (832) — (832)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 2,650 14 — 14
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 20 1 — 1
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 180 (5) — (5)
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 11,570 (2) — (2)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 177 — 177
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 5 — 5
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 9,380 (45) — (45)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 1,890 (101) — (101)
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 10/09/2030 1,070 84 — 84
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 07/08/2023 2,610 (5) — (5)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,660 619 — 619
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 (3) — (3)
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 5,220 (397) 4 (393)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,240 1,234 (13) 1,221
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 350 99 — 99
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 1,060 86 — 86
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 860 66 — 66
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 100 2 — 2
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (212) — (212)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 4,535 435 — 435
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 310 69 — 69
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 1,705 (57) — (57)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 310 65 — 65
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 06/03/2031 186 15 — 15
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 1,720 (27) 1 (26)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 880 66 — 66
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 1,490 147 — 147
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 1,705 (60) — (60)
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 EUR 510 (11) (2) (13)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 JPY 8,330 4 — 4

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
104
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 JPY 8,220 $ (2) $ — $ (2)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (1) — (1)
6 Month JPY LIBOR Receive 0.23% Semiannual Semiannual N/A 12/22/2040 11,260 5 — 5
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 1 — 1
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 11,470 2 1 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.32% Annual Annual N/A 02/03/2031 $ 1,330 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 2,855 (169) — (169)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Annual Annual N/A 02/24/2031 1,125 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.29% Annual Annual N/A 02/25/2031 1,360 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.30% Annual Annual N/A 02/25/2026 5,515 14 1 15
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.28% Annual Annual N/A 02/26/2051 860 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 03/01/2026 5,360 (5) — (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Annual Annual N/A 03/01/2031 5,360 (13) — (13)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.39% Annual Annual N/A 02/19/2031 1,350 (13) — (13)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 01/26/2031 2,410 5 — 5
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 (18) — (18)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.19% Annual Annual N/A 12/23/2030 4,565 62 — 62
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.17% Annual Annual N/A 12/24/2030 2,980 (46) — (46)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.75% Annual Annual N/A 08/21/2022 11,990 254 — 254
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 810 (32) — (32)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.92% Annual Annual N/A 09/10/2030 2,455 (117) — (117)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.19% Annual Annual N/A 12/31/2030 1,530 (20) — (20)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.11% Annual Annual N/A 12/07/2030 2,830 (63) — (63)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 1,230 (53) — (53)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.26% Annual Annual N/A 03/02/2031 1,355 5 — 5
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 5,115 503 — 503
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 3,205 299 — 299
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.12% Annual Annual N/A 12/15/2030 EUR 2,305 46 (1) 45
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.25% Annual Annual N/A 02/15/2031 1,085 (4) — (4)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 12/15/2030 2,360 (53) 1 (52)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 605 (1) (2) (3)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.22% Annual Annual N/A 02/15/2031 1,020 (8) — (8)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.25% Annual Annual N/A 02/15/2031 1,095 (4) — (4)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.11% Annual Annual N/A 12/15/2030 2,445 52 — 52
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 3,675 (94) (18) (112)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
105
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.23% Annual Annual N/A 02/15/2026 EUR 4,610 $ 7 $ — $ 7
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.41% Annual Annual N/A 02/15/2036 1,330 2 — 2
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 02/15/2031 4,290 (8) (1) (9)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.26% Annual Annual N/A 02/15/2031 1,095 (3) — (3)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.92% Annual Annual N/A 09/15/2030 2,095 75 — 75
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.28% Annual Annual N/A 02/15/2031 1,055 — — —
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.23% Annual Annual N/A 01/15/2031 1,065 (7) — (7)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.21% Annual Annual N/A 01/15/2031 900 7 — 7
New Zealand Bank Bill 3 Month FRA Pay 1.58% Quarterly Semiannual N/A 02/22/2031 NZD 976 (27) — (27)
New Zealand Bank Bill 3 Month FRA Receive 1.08% Semiannual Quarterly N/A 09/16/2030 1,775 107 (9) 98
Secured Overnight Financing Rate Receive 0.53% Annual Annual N/A 10/21/2030 $ 120 8 — 8
United Kingdom Retail Prices Index Pay 3.50% Annual Annual N/A 12/15/2030 GBP 1,925 (30) 1 (29)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 114 6 120
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 75 4 79
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 (58) (4) (62)
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 (30) (4) (34)
United Kingdom Retail Prices Index Receive 3.58% Annual Annual N/A 02/15/2026 2,845 (1) 1 —
United Kingdom Retail Prices Index Pay 3.63% Annual Annual N/A 02/15/2031 2,845 5 — 5
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 (51) (6) (57)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 2,600 87 4 91
United Kingdom Retail Prices Index Receive 3.43% Annual Annual N/A 01/15/2031 815 29 — 29
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 01/15/2031 800 29 — 29
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 (42) 2 (40)
United Kingdom Retail Prices Index Receive 3.53% Annual Annual N/A 10/15/2025 2,890 (8) (1) (9)
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 2,890 (17) 6 (11)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 23 (11) 12
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 (90) 11 (79)
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 13 3 16
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 (72) (5) (77)
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 134 8 142
United Kingdom Retail Prices Index Pay 3.33% Annual Annual N/A 11/15/2040 690 (45) 1 (44)
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 530 2 — 2
United Kingdom Retail Prices Index Receive 3.38% Annual Annual N/A 12/15/2030 965 34 — 34
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 173 (21) 152
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 (1) 2 1
US Federal Funds Effective Rate
(continuous series)
Pay 0.56% Annual Annual N/A 10/21/2030 $ 120 (8) — (8)
Total $ 2,644 $ (39) $ 2,605
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
261,424 Receive 0.31% Annual 03/08/2021 $ 26,283 $ — $ — $ (1)
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
711,505 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 03/03/2021 122,251 — 7,280 —
M3 Capital Partners Macquarie
Commodity Product
251E
(a)
193,342 Receive 0.32% Annual 03/08/2021 18,406 — — —

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
106
Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Merrill Lynch Bloomberg
Commodity Index
Total Return
(a)
551,683 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Annual 03/03/2021 $ 94,790 $ — $ 5,643 $ —
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
346,721 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 03/03/2021 59,574 — 3,546 —
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
331,220 Receive 0.35% Annual 03/08/2021 26,824 — — (1)
Total $ — $ 16,469 $ (2)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
February 28, 2021 (unaudited)
See accompanying notes.
107
INVESTMENT COMPANIES - 2 .16 % Shares Held Value (000's)
Money Market Funds - 2 .16%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
20,851,025 $ 20,851
TOTAL INVESTMENT COMPANIES $ 20,851
COMMON STOCKS - 97 .78 % Shares Held Value (000's)
Advertising - 1 .92%
Interpublic Group of Cos Inc/The 707,968 $ 18,492
Automobile Parts & Equipment - 1 .00%
Autoliv Inc
(b)
107,691 9,692
Banks - 3 .20%
Bank OZK 327,599 13,504
Cullen/Frost Bankers Inc 166,409 17,373
$ 30,877
Building Materials - 1 .65%
Lennox International Inc 56,907 15,921
Chemicals - 2 .24%
FMC Corp 212,950 21,655
Commercial Services - 2 .02%
Morningstar Inc 86,741 19,452
Computers - 1 .26%
Amdocs Ltd 160,870 12,196
Consumer Products - 3 .17%
Avery Dennison Corp 174,441 30,564
Diversified Financial Services - 1 .79%
PROG Holdings Inc 345,660 17,283
Electric - 2 .33%
Alliant Energy Corp 485,560 22,414
Electrical Components & Equipment - 5 .52%
Energizer Holdings Inc 492,474 20,585
Littelfuse Inc 126,013 32,791
$ 53,376
Electronics - 1 .71%
Arrow Electronics Inc
(b)
164,711 16,514
Environmental Control - 1 .75%
Waste Connections Inc 172,385 16,840
Gas - 0 .65%
ONE Gas Inc 93,940 6,291
Hand & Machine Tools - 5 .66%
Lincoln Electric Holdings Inc 277,415 32,765
Snap-on Inc 107,130 21,759
$ 54,524
Healthcare - Products - 7 .86%
Bio-Techne Corp 7,417 2,683
STERIS PLC 156,885 27,423
Teleflex Inc 84,051 33,462
Varian Medical Systems Inc
(b)
70,117 12,289
$ 75,857
Healthcare - Services - 2 .98%
Universal Health Services Inc 229,239 28,731
Insurance - 4 .26%
Fidelity National Financial Inc 608,728 23,301
Markel Corp
(b)
16,269 17,714
$ 41,015
Internet - 1 .63%
Rightmove PLC 1,998,372 15,761
Leisure Products & Services - 6 .58%
Brunswick Corp/DE 242,620 21,440
YETI Holdings Inc
(b)
611,838 42,077
$ 63,517
Machinery - Diversified - 2 .28%
Nordson Corp 114,276 21,988
Media - 1 .00%
Cable One Inc 5,019 9,611
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .92%
Cimarex Energy Co 372,342 $ 21,592
Helmerich & Payne Inc 316,078 9,081
HollyFrontier Corp 188,282 7,132
$ 37,805
REITs - 6 .87%
Alexandria Real Estate Equities Inc 148,614 23,732
CyrusOne Inc 393,337 25,815
STORE Capital Corp 290,513 9,715
Terreno Realty Corp 124,426 6,973
$ 66,235
Retail - 1 .92%
Tractor Supply Co 116,345 18,494
Savings & Loans - 2 .60%
Washington Federal Inc 831,275 25,121
Semiconductors - 4 .56%
Teradyne Inc 342,019 43,987
Software - 9 .61%
Black Knight Inc
(b)
440,154 33,756
Fair Isaac Corp
(b)
86,632 39,638
Tyler Technologies Inc
(b)
41,544 19,252
$ 92,646
Toys, Games & Hobbies - 1 .22%
Hasbro Inc 125,082 11,721
Transportation - 3 .58%
Expeditors International of Washington Inc 376,836 34,610
Water - 1 .04%
Essential Utilities Inc 238,668 10,038
TOTAL COMMON STOCKS $ 943,228
Total Investments $ 964,079
Other Assets and Liabilities -  0.06% 549
TOTAL NET ASSETS - 100.00% $ 964,628
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 22 .15%
Financial 18 .72%
Consumer, Non-cyclical 16 .03%
Technology 15 .43%
Consumer, Cyclical 10 .72%
Communications 4 .55%
Utilities 4 .02%
Energy 3 .92%
Basic Materials 2 .24%
Money Market Funds 2 .16%
Other Assets and Liabilities
0 .06%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
February 28, 2021 (unaudited)
See accompanying notes.
108
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 26,003 $ 72,564 $ 77,716 $ 20,851
$ 26,003 $ 72,564 $ 77,716 $ 20,851
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
109
INVESTMENT COMPANIES - 21.52% Shares Held Value (000's)
Exchange-Traded Funds - 0.01%
iShares Russell 2000 Value ETF 248 $ 37
Money Market Funds - 21.51%
First American Government Obligations Fund -
Institutional Class 0.03%
(a)
1,605,539 1,606
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a),(b),(c)
7,498 , 945 7,499
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(d),(e)
107,191,222 107,191
$ 116,296
TOTAL INVESTMENT COMPANIES $ 116,333
COMMON STOCKS - 40.80% Shares Held Value (000's)
Advertising - 0.10%
Clear Channel Outdoor Holdings Inc
(e)
43,695 $ 75
Interpublic Group of Cos Inc/The
(c)
8,030 210
Omnicom Group Inc
(c)
275 19
Quotient Technology Inc
(e)
7,324 98
WPP PLC 11,815 141
$ 543
Aerospace & Defense - 0.72%
Airbus SE
(e)
339 39
CAE Inc 5,400 143
General Dynamics Corp 1,144 187
HEICO Corp - Class A
(c)
954 110
Howmet Aerospace Inc
(c),(e)
36,781 1,034
L3Harris Technologies Inc
(c)
214 39
Lockheed Martin Corp
(c)
2,011 664
MTU Aero Engines AG 402 96
Northrop Grumman Corp
(c)
1,335 389
Raytheon Technologies Corp 1,334 96
Thales SA 1,304 124
TransDigm Group Inc
(c),(e)
1,704 983
$ 3,904
Agriculture - 0.26%
Altria Group Inc
(c)
5,216 227
Archer-Daniels-Midland Co
(c)
1,839 104
Philip Morris International Inc
(c)
9,353 786
Swedish Match AB 3,889 279
$ 1,396
Airlines - 0.02%
Delta Air Lines Inc
(e)
2,399 115
Apparel - 0.44%
Carter's Inc 984 82
Dr. Martens Plc
(e)
6,869 47
Gildan Activewear Inc 2,000 61
Hanesbrands Inc
(c)
6,605 117
Kontoor Brands Inc 1,626 69
LVMH Moet Hennessy Louis Vuitton SE 352 223
NIKE Inc
(c)
3,388 457
PVH Corp
(c)
10,777 1,077
Steven Madden Ltd 2,765 102
Tapestry Inc
(c)
1,075 45
VF Corp 619 49
Wolverine World Wide Inc 2,047 72
$ 2,401
Automobile Manufacturers - 0.34%
Cummins Inc
(c)
2,191 554
Ferrari NV 1,758 342
Ford Motor Co
(e)
27,629 323
General Motors Co
(c)
2,181 112
PACCAR Inc 2,108 192
REV Group Inc 6,025 75
Tesla Inc
(c),(e)
349 236
$ 1,834
Automobile Parts & Equipment - 0.19%
Aptiv PLC
(e)
699 105
Autoliv Inc
(e)
1,697 153
Continental AG 469 68
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc 3,881 $ 92
Faurecia SE
(e)
1,495 77
Gentherm Inc
(e)
1,332 94
Magna International Inc 2,900 244
NGK Insulators Ltd 3,200 57
Rheinmetall AG 1,249 125
$ 1,015
Banks - 1.86%
Allegiance Bancshares Inc 1,157 44
Atlantic Union Bankshares Corp 843 31
Bank of America Corp
(c)
10,935 379
Bank of Montreal 800 65
Bank of New York Mellon Corp/The 1,978 83
Bank OZK 2,659 110
Cadence BanCorp 3,737 77
Citigroup Inc 2,053 135
Citizens Financial Group Inc 5,151 224
Concordia Financial Group Ltd 46,700 181
DBS Group Holdings Ltd 15,700 311
Erste Group Bank AG
(e)
3,640 120
Fifth Third Bancorp
(c)
23,444 813
FinecoBank Banca Fineco SpA
(e)
6,120 107
First Citizens BancShares Inc/NC 175 129
First Hawaiian Inc 2,156 60
First Interstate BancSystem Inc 1,274 58
First Midwest Bancorp Inc/IL 2,436 48
First Republic Bank/CA
(c)
2,105 347
FNB Corp/PA 5,176 61
Goldman Sachs Group Inc/The
(c)
2,163 691
Great Western Bancorp Inc 2,934 79
Home BancShares Inc/AR 3,074 75
HSBC Holdings PLC 40,081 240
Huntington Bancshares Inc/OH
(c)
7,698 118
ING Groep NV 19,651 216
Intesa Sanpaolo SpA 37,486 96
JPMorgan Chase & Co
(c)
6,372 939
M&T Bank Corp
(c)
4,058 612
Morgan Stanley
(c)
17,785 1,368
National Bank of Canada 1,800 113
Natixis SA
(e)
8,213 40
PNC Financial Services Group Inc/The 120 20
Raiffeisen Bank International AG 8,647 175
Regions Financial Corp 8,465 175
Sandy Spring Bancorp Inc 1,835 69
Shinsei Bank Ltd 10,700 153
Shizuoka Bank Ltd/The 7,500 55
Standard Chartered PLC 13,331 86
Sumitomo Mitsui Trust Holdings Inc 8,600 284
SVB Financial Group
(c),(e)
165 83
Swedbank AB 2,738 48
Truist Financial Corp 507 29
UBS Group AG 11,467 178
Umpqua Holdings Corp 3,357 57
United Community Banks Inc/GA 1,757 58
Veritex Holdings Inc 1,809 53
Wells Fargo & Co
(c)
9,087 329
Western Alliance Bancorp 949 87
Westpac Banking Corp 3,947 72
Zions Bancorp NA 1,626 86
$ 10,067
Beverages - 0.37%
Anheuser-Busch InBev SA/NV 1,123 65
Boston Beer Co Inc/The
(e)
55 57
Coca-Cola Co/The
(c)
11,065 542
Constellation Brands Inc
(c)
1,767 378
Diageo PLC 7,009 276
Keurig Dr Pepper Inc 2,771 84
Molson Coors Beverage Co
(c)
1,352 60
Monster Beverage Corp
(c),(e)
2,212 194

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
110
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
PepsiCo Inc
(c)
2,718 $ 351
$ 2,007
Biotechnology - 0.61%
Abcam PLC 7,762 184
Acceleron Pharma Inc
(e)
164 22
Alexion Pharmaceuticals Inc
(c),(e)
1,849 282
Allakos Inc
(e)
241 29
ALX Oncology Holdings Inc
(e)
359 29
Amgen Inc
(c)
859 193
Amicus Therapeutics Inc
(e)
1,375 17
Apellis Pharmaceuticals Inc
(e)
1,503 72
Arena Pharmaceuticals Inc
(e)
1,013 81
Ascendis Pharma A/S ADR
(e)
236 37
Biogen Inc
(c),(e)
555 152
Celldex Therapeutics Inc
(e)
1,900 51
ChemoCentryx Inc
(e)
333 23
Corteva Inc 2,254 102
Dicerna Pharmaceuticals Inc
(e)
1,712 46
Emergent BioSolutions Inc
(e)
524 50
Exact Sciences Corp
(e)
536 73
Genmab A/S
(e)
269 90
Gilead Sciences Inc
(c)
7,516 461
Global Blood Therapeutics Inc
(e)
655 28
Illumina Inc
(c),(e)
934 410
Incyte Corp
(c),(e)
191 15
Ionis Pharmaceuticals Inc
(c),(e)
1,362 71
Kodiak Sciences Inc
(e)
392 51
Mirati Therapeutics Inc
(e)
232 47
Moderna Inc
(e)
307 48
NeoGenomics Inc
(e)
919 47
Novavax Inc
(e)
117 27
PTC Therapeutics Inc
(e)
436 25
Regeneron Pharmaceuticals Inc
(c),(e)
179 81
REVOLUTION Medicines Inc
(e)
468 21
Rocket Pharmaceuticals Inc
(e)
338 19
Sage Therapeutics Inc
(e)
452 38
Seagen Inc
(e)
859 130
TCR2 Therapeutics Inc
(e)
1,408 37
TG Therapeutics Inc
(e)
790 35
Turning Point Therapeutics Inc
(e)
282 33
Vertex Pharmaceuticals Inc
(e)
584 125
Y-mAbs Therapeutics Inc
(e)
746 26
$ 3,308
Building Materials - 0.88%
Boise Cascade Co 1,737 87
Builders FirstSource Inc
(e)
1,529 66
Carrier Global Corp
(c)
11,493 420
Cemex SAB de CV ADR
(e)
25,440 168
Cie de Saint-Gobain 3,864 208
CRH PLC 631 27
CRH PLC 1,979 86
Daikin Industries Ltd 1,700 331
Fortune Brands Home & Security Inc
(c)
4,686 390
Geberit AG 522 308
JELD-WEN Holding Inc
(e)
3,215 95
Johnson Controls International plc
(c)
8,541 476
Lennox International Inc 767 215
Lixil Corp 3,100 87
Marshalls PLC
(e)
10,942 104
Martin Marietta Materials Inc
(c)
1,375 464
Masco Corp
(c)
747 40
Nibe Industrier AB 973 30
PGT Innovations Inc
(e)
3,272 77
Rinnai Corp 2,100 213
ROCKWOOL International A/S 156 56
Sanwa Holdings Corp 3,200 40
TOTO Ltd 5,900 358
Vulcan Materials Co
(c)
1,747 292
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Wienerberger AG 3,450 $ 115
$ 4,753
Chemicals - 1.58%
Akzo Nobel NV 515 53
Asahi Kasei Corp 6,900 75
BASF SE 3,622 296
Borregaard ASA 4,000 75
Brenntag SE 1,398 108
Celanese Corp
(c)
5,489 763
CF Industries Holdings Inc
(c)
4,475 203
Codexis Inc
(e)
3,729 82
Dow Inc
(c)
3,573 212
DuPont de Nemours Inc
(c)
13,516 950
Eastman Chemical Co
(c)
2,146 234
Ecolab Inc 801 168
FMC Corp
(c)
2,004 204
Hexion Holdings Corp
(e)
22,049 342
IMCD NV 536 66
International Flavors & Fragrances Inc 9,286 1,258
Kansai Paint Co Ltd 4,200 110
Linde PLC
(c)
1,584 387
LyondellBasell Industries NV
(c)
5,323 549
Minerals Technologies Inc 932 66
Mosaic Co/The
(c)
5,688 167
Nippon Paint Holdings Co Ltd 600 45
Nippon Sanso Holdings Corp 2,800 53
Nissan Chemical Corp 3,600 197
Nitto Denko Corp 300 26
Novozymes A/S 3,518 217
Nutrien Ltd 467 25
PPG Industries Inc
(c)
5,343 720
Sherwin-Williams Co/The
(c)
682 465
Shin-Etsu Chemical Co Ltd 1,600 262
Toray Industries Inc 15,000 99
Victrex PLC 2,508 74
$ 8,551
Commercial Services - 2.15%
2U Inc
(e)
1,243 49
Adtalem Global Education Inc
(e)
1,887 74
Adyen NV
(e),(f)
256 597
AMERCO 345 198
AMN Healthcare Services Inc
(e)
885 64
Automatic Data Processing Inc
(c)
589 102
BrightView Holdings Inc
(e)
3,752 60
Bureau Veritas SA 19,941 540
Carriage Services Inc 1,776 59
Chegg Inc
(e)
1,841 178
Cintas Corp
(c)
2,719 882
CoreCivic Inc 4,630 33
CoStar Group Inc
(e)
150 124
Deluxe Corp 2,107 83
Elis SA
(e)
5,522 95
Experian PLC 957 30
FleetCor Technologies Inc
(e)
255 71
Gartner Inc
(c),(e)
2,201 394
H&R Block Inc 3,293 63
Hypoport SE
(e)
102 72
ICF International Inc 860 72
IHS Markit Ltd
(c)
306 28
Kforce Inc 1,265 65
LiveRamp Holdings Inc
(e)
414 26
Loomis AB 5,512 144
Medifast Inc 295 75
Moody's Corp 284 78
Multiplan Corp
(e)
13,377 95
Nielsen Holdings PLC
(c)
2,791 63
PayPal Holdings Inc
(c),(e)
1,541 400
Persol Holdings Co Ltd 14,500 290
QinetiQ Group PLC 19,376 81

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
111
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc
(c)
13,047 $ 1,094
Randstad NV 2,142 143
Recruit Holdings Co Ltd 7,400 370
Repay Holdings Corp
(e)
2,399 52
Robert Half International Inc
(c)
723 56
S&P Global Inc
(c)
1,433 472
Shift4 Payments Inc
(e)
14,103 1,079
Square Inc
(e)
582 134
TransUnion
(c)
22,617 1,905
TriNet Group Inc
(e)
716 57
United Rentals Inc
(c),(e)
3,547 1,055
Verisk Analytics Inc
(c)
152 25
$ 11,627
Computers - 1.30%
Accenture PLC - Class A
(c)
1,922 483
Amdocs Ltd 479 36
Apple Inc
(c)
26,446 3,206
CGI Inc
(e)
1,300 97
Cognizant Technology Solutions Corp
(c)
2,807 207
Dell Technologies Inc
(e)
1,253 102
Fortinet Inc
(c),(e)
2,414 408
Genpact Ltd 1,101 44
HP Inc
(c)
16,895 490
International Business Machines Corp
(c)
1,696 202
Leidos Holdings Inc 1,624 144
Logitech International SA 3,043 323
Lumentum Holdings Inc
(e)
1,310 118
NetApp Inc
(c)
5,503 344
Nomura Research Institute Ltd 3,200 99
NTT Data Corp 900 14
PAR Technology Corp
(e)
1,018 88
Perspecta Inc 2,264 66
Rapid7 Inc
(e)
793 60
SCSK Corp 1,200 71
Seagate Technology PLC
(c)
2,156 158
Softcat PLC 3,647 74
Telos Corp
(e)
1,070 36
Varonis Systems Inc
(e)
783 144
$ 7,014
Consumer Products - 0.12%
Church & Dwight Co Inc
(c)
966 76
Clorox Co/The
(c)
1,345 243
Kimberly-Clark Corp
(c)
2,458 316
$ 635
Cosmetics & Personal Care - 0.37%
Colgate-Palmolive Co
(c)
9,231 694
Edgewell Personal Care Co 1,705 52
Estee Lauder Cos Inc/The
(c)
669 191
Procter & Gamble Co/The
(c)
8,382 1,036
$ 1,973
Distribution & Wholesale - 0.35%
Bunzl PLC 2,493 78
Copart Inc
(e)
2,153 235
Fastenal Co 2,404 111
LKQ Corp
(c),(e)
20,428 805
MARR SpA
(e)
3,387 77
Pool Corp 1,024 343
Toyota Tsusho Corp 2,700 114
WW Grainger Inc
(c)
299 111
$ 1,874
Diversified Financial Services - 2.07%
4L Technologies
(e),(g),(h)
24,306 12
Ally Financial Inc 5,394 224
American Express Co 2,551 345
Artisan Partners Asset Management Inc 561 27
Banca Generali SpA
(e)
2,973 101
BlackRock Inc
(c)
716 497
Capital One Financial Corp 1,650 198
Cboe Global Markets Inc
(c)
3,534 350
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The 6,540 $ 403
CI Financial Corp 19,900 279
CME Group Inc 5,023 1,003
Credit Acceptance Corp
(e)
471 171
Discover Financial Services
(c)
8,316 782
ECN Capital Corp 16,476 103
Element Comm Aviation
(e),(g),(h),(i)
280 294
Euronext NV
(f)
865 93
Federal Agricultural Mortgage Corp 702 61
Franklin Resources Inc
(c)
722 19
Greenhill & Co Inc 4,000 60
Hamilton Lane Inc 751 67
Hannon Armstrong Sustainable Infrastructure
Capital Inc
539 30
Hargreaves Lansdown PLC 4,754 101
Intercontinental Exchange Inc
(c)
1,935 214
Invesco Ltd
(c)
47,035 1,055
LPL Financial Holdings Inc 12,091 1,590
Mastercard Inc
(c)
1,068 378
Moelis & Co 1,609 83
Nasdaq Inc
(c)
2,013 278
Navient Corp 6,046 75
PRA Group Inc
(e)
3,759 139
Raymond James Financial Inc 1,035 121
Sanne Group PLC 5,352 44
SEI Investments Co
(c)
1,435 80
Singapore Exchange Ltd 28,500 212
Synchrony Financial
(c)
12,758 493
T Rowe Price Group Inc
(c)
769 125
Tradeweb Markets Inc 1,259 92
Visa Inc
(c)
2,634 560
VZ Holding AG 953 80
Western Union Co/The
(c)
15,152 352
$ 11,191
Electric - 0.43%
Avangrid Inc 620 28
Consolidated Edison Inc 440 29
Dominion Energy Inc
(c)
2,098 143
Duke Energy Corp
(c)
1,449 124
Endesa SA 14,372 355
Enel SpA 10,841 102
Exelon Corp
(c)
3,449 133
Iberdrola SA 3,845 48
NRG Energy Inc
(c)
17,620 643
Pinnacle West Capital Corp 2,811 197
Portland General Electric Co 1,487 63
Power Assets Holdings Ltd 8,000 45
Red Electrica Corp SA 1,632 27
Southern Co/The
(c)
222 13
Terna Rete Elettrica Nazionale SpA 40,737 283
Vistra Corp
(c)
5,395 93
$ 2,326
Electrical Components & Equipment - 0.41%
AMETEK Inc
(c)
5,672 669
Casio Computer Co Ltd 11,000 213
Emerson Electric Co
(c)
2,847 244
Energizer Holdings Inc 1,087 45
EnerSys 1,434 130
Insteel Industries Inc 2,565 79
Legrand SA 4,795 417
Novanta Inc
(e)
511 68
Schneider Electric SE 1,884 279
Signify NV
(f)
1,677 73
$ 2,217
Electronics - 0.86%
Allegion plc
(c)
2,969 323
DiscoverIE Group PLC 10,153 95
Electrocomponents PLC 8,978 122
FARO Technologies Inc
(e)
882 82

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
112
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
FLIR Systems Inc
(c)
325 $ 17
Fortive Corp
(c)
3,866 254
Garmin Ltd
(c)
1,009 125
GoPro Inc
(e)
8,601 65
Halma PLC 2,923 92
Hirose Electric Co Ltd 800 117
Honeywell International Inc
(c)
4,367 884
Hoya Corp 1,000 114
II-VI Inc
(e)
1,243 105
Knowles Corp
(e)
3,577 74
LEM Holding SA 46 91
MINEBEA MITSUMI Inc 1,800 45
nVent Electric PLC 2,271 60
Roper Technologies Inc
(c)
91 34
Shimadzu Corp 8,200 298
TE Connectivity Ltd
(c)
6,060 788
Trimble Inc
(c),(e)
1,591 118
Vontier Corp
(c),(e)
10,830 340
Waters Corp
(c),(e)
1,469 402
$ 4,645
Energy - Alternate Sources - 0.09%
Maxeon Solar Technologies Ltd
(e)
534 18
NextEra Energy Partners LP 5,339 388
SolarEdge Technologies Inc
(e)
261 78
$ 484
Engineering & Construction - 0.01%
Badger Daylighting Ltd 2,202 70
Entertainment - 0.12%
Aristocrat Leisure Ltd 3,957 92
Cie des Alpes 1,704 44
CTS Eventim AG & Co KGaA
(e)
1,085 74
Deluxe Entertainment
(e),(g),(h)
67,048 7
DraftKings Inc
(e)
3,622 223
Penn National Gaming Inc
(e)
1,653 191
$ 631
Environmental Control - 0.22%
GVS SpA
(e),(f)
2,918 59
Pentair PLC
(c)
14,715 823
Republic Services Inc
(c)
3,234 288
$ 1,170
Food - 1.16%
a2 Milk Co Ltd/The
(e)
25,075 176
Associated British Foods PLC
(e)
1,641 55
Calavo Growers Inc 742 56
Campbell Soup Co
(c)
4,820 219
Conagra Brands Inc
(c)
6,278 213
Cranswick PLC 1,958 93
Empire Co Ltd 2,200 61
General Mills Inc
(c)
4,216 232
HelloFresh SE
(e)
4,274 332
Hershey Co/The
(c)
2,436 355
Hostess Brands Inc
(e)
8,494 122
J M Smucker Co/The
(c)
2,363 265
Kellogg Co
(c)
2,949 170
Koninklijke Ahold Delhaize NV 7,770 205
Kraft Heinz Co/The
(c)
5,856 213
Kroger Co/The
(c)
3,529 114
Lamb Weston Holdings Inc
(c)
26,098 2,082
Mondelez International Inc
(c)
2,673 142
Seven & i Holdings Co Ltd 6,700 255
Sysco Corp
(c)
6,819 543
Tate & Lyle PLC 6,943 71
Tyson Foods Inc
(c)
3,004 203
Viscofan SA 1,235 87
$ 6,264
COMMON STOCKS (continued) Shares Held Value (000’s)
Food Service - 0.06%
Compass Group PLC
(e)
11,413 $ 232
Elior Group SA
(f)
10,465 85
$ 317
Forest Products & Paper - 0.11%
International Paper Co
(c)
2,239 111
Mondi PLC 5,116 124
Schweitzer-Mauduit International Inc 1,373 64
Smurfit Kappa Group PLC 4,207 198
UPM-Kymmene Oyj 3,218 123
$ 620
Gas - 0.24%
AltaGas Ltd 7,300 111
Enagas SA 4,290 90
New Jersey Resources Corp 2,023 79
NiSource Inc 7,965 172
Osaka Gas Co Ltd 15,500 277
Tokyo Gas Co Ltd 13,500 279
UGI Corp
(c)
6,966 267
Western Midstream Partners LP 1,852 31
$ 1,306
Hand & Machine Tools - 0.30%
Kennametal Inc 3,446 129
Makita Corp 4,300 184
Schindler Holding AG - PC 1,426 389
Snap-on Inc
(c)
4,558 926
$ 1,628
Healthcare - Products - 1.30%
Abbott Laboratories
(c)
3,973 476
ABIOMED Inc
(e)
326 106
Align Technology Inc
(c),(e)
498 283
Avanos Medical Inc
(e)
1,503 69
Avantor Inc
(e)
3,315 92
Baxter International Inc
(c)
4,620 359
Boston Scientific Corp
(e)
1,485 58
Cellavision AB 1,298 45
Coloplast A/S 342 52
Danaher Corp
(c)
2,221 488
DENTSPLY SIRONA Inc
(c)
4,660 247
DiaSorin SpA 1,565 307
Envista Holdings Corp
(e)
1,538 59
Fisher & Paykel Healthcare Corp Ltd 12,839 273
Globus Medical Inc
(e)
664 42
GN Store Nord AS 760 64
Hill-Rom Holdings Inc 519 55
Hologic Inc
(c),(e)
6,892 497
IDEXX Laboratories Inc
(c),(e)
328 171
Insulet Corp
(e)
415 108
Integra LifeSciences Holdings Corp
(e)
855 58
Intuitive Surgical Inc
(c),(e)
48 35
Koninklijke Philips NV 2,132 116
Medtronic PLC
(c)
6,409 750
NuVasive Inc
(e)
1,128 68
Omnicell Inc
(e)
453 58
Orthofix Medical Inc
(e)
1,617 75
PerkinElmer Inc
(c)
3,136 395
ResMed Inc
(c)
865 167
Sartorius Stedim Biotech 360 157
Smith & Nephew PLC 6,131 119
Sonova Holding AG
(e)
1,144 293
STERIS PLC
(c)
142 25
Thermo Fisher Scientific Inc
(c)
947 426
Varian Medical Systems Inc
(c),(e)
2,228 390
West Pharmaceutical Services Inc
(c)
183 51
$ 7,034
Healthcare - Services - 0.70%
Accolade Inc
(e)
985 44
Anthem Inc 563 170
Centene Corp
(e)
2,396 140
DaVita Inc
(c),(e)
1,417 145

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
113
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Eurofins Scientific SE
(e)
1,063 $ 94
HCA Healthcare Inc
(c)
2,856 491
Humana Inc
(c)
1,050 399
IQVIA Holdings Inc
(c),(e)
395 76
Laboratory Corp of America Holdings
(c),(e)
1,709 411
LHC Group Inc
(e)
244 44
Orpea SA
(e)
613 74
Quest Diagnostics Inc
(c)
2,669 308
SI-BONE Inc
(e)
2,416 76
UnitedHealth Group Inc
(c)
2,120 705
Universal Health Services Inc
(c)
4,646 582
$ 3,759
Holding Companies - Diversified - 0.03%
Jardine Matheson Holdings Ltd 2,900 151
Soaring Eagle Acquisition Corp
(e)
2,100 23
$ 174
Home Builders - 0.38%
Cavco Industries Inc
(e)
367 77
Century Communities Inc
(e)
1,972 109
DR Horton Inc 365 28
Glenveagh Properties PLC
(e),(f)
95,808 96
Iida Group Holdings Co Ltd 5,800 132
Installed Building Products Inc 665 73
Kaufman & Broad SA 1,996 88
Lennar Corp - A Shares
(c)
1,205 100
NVR Inc
(e)
69 311
Persimmon PLC 4,085 148
PulteGroup Inc
(c)
12,970 585
Skyline Champion Corp
(e)
2,117 94
Thor Industries Inc 1,662 194
$ 2,035
Home Furnishings - 0.11%
Hoshizaki Corp 3,100 274
Rational AG 60 51
Whirlpool Corp
(c)
1,405 267
$ 592
Housewares - 0.02%
Newell Brands Inc
(c)
3,981 92
Insurance - 1.05%
Allstate Corp/The 155 17
Aon PLC
(c)
520 118
Arch Capital Group Ltd
(c),(e)
3,423 123
Arthur J Gallagher & Co
(c)
344 41
Assurant Inc
(c)
470 58
Athene Holding Ltd
(e)
1,313 60
AXA SA 5,237 132
Beazley PLC
(e)
12,155 59
Berkshire Hathaway Inc - Class B
(c),(e)
2,990 719
Chubb Ltd 2,235 363
Cincinnati Financial Corp
(c)
4,029 394
CNO Financial Group Inc 2,078 50
Equitable Holdings Inc 1,247 37
Fidelity National Financial Inc
(c)
7,666 293
Globe Life Inc
(c)
1,584 148
Lancashire Holdings Ltd 6,605 57
Markel Corp
(e)
246 268
Marsh & McLennan Cos Inc
(c)
5,231 602
MetLife Inc
(c)
9,671 557
MGIC Investment Corp 5,650 69
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
668 197
NMI Holdings Inc
(e)
2,930 67
ProAssurance Corp 3,125 77
Progressive Corp/The
(c)
3,918 337
Prudential Financial Inc
(c)
3,001 260
Radian Group Inc 3,098 63
Sampo Oyj 2,696 120
Third Point Reinsurance Ltd
(e)
5,778 59
Tokio Marine Holdings Inc 1,300 65
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Travelers Cos Inc/The 331 $ 48
Tryg A/S 2,278 72
Unum Group 885 23
Voya Financial Inc 725 44
White Mountains Insurance Group Ltd 82 98
$ 5,695
Internet - 3.83%
Airbnb - Class A
(e),(i)
3,370 695
Alphabet Inc - A Shares
(c),(e)
1,418 2,868
Amazon.com Inc
(c),(e)
990 3,062
Booking Holdings Inc
(e)
114 266
CDW Corp/DE
(c)
291 46
eBay Inc
(c)
6,918 390
Expedia Group Inc
(c)
13,523 2,177
F5 Networks Inc
(c),(e)
2,383 453
Facebook Inc
(c),(e)
5,505 1,418
GoDaddy Inc
(c),(e)
4,968 402
IAC/InterActiveCorp
(c),(e)
233 57
JD.com Inc ADR
(e)
19,847 1,863
Kakaku.com Inc 5,500 175
Match Group Inc
(e)
1,302 199
MonotaRO Co Ltd 1,300 75
Netflix Inc
(c),(e)
690 371
NortonLifeLock Inc
(c)
7,300 142
Perficient Inc
(e)
1,160 65
Pinterest Inc
(e)
18,444 1,486
Q2 Holdings Inc
(e)
301 37
RealReal Inc/The
(e)
2,099 54
Shopify Inc
(e)
806 1,032
Snap Inc Class A
(e)
3,122 205
Spotify Technology SA
(e)
598 184
Trend Micro Inc/Japan 3,100 150
Twitter Inc
(c),(e)
14,454 1,114
Uber Technologies Inc
(e)
28,473 1,473
VeriSign Inc
(c),(e)
241 47
Zillow Group Inc - C Shares
(e)
537 87
ZOZO Inc 4,400 138
$ 20,731
Iron & Steel - 0.06%
ArcelorMittal SA
(e)
1,834 43
JFE Holdings Inc 5,700 60
Reliance Steel & Aluminum Co 537 71
voestalpine AG 3,128 123
$ 297
Leisure Products & Services - 0.23%
Jardine Strategic Holdings Ltd 17,200 444
MIPS AB 1,044 81
Planet Fitness Inc
(e)
599 52
Polaris Inc 1,108 130
Shimano Inc 1,200 268
Thule Group AB
(f)
1,669 70
Yamaha Corp 1,200 67
Yamaha Motor Co Ltd 4,100 90
YETI Holdings Inc
(e)
420 29
$ 1,231
Lodging - 0.13%
Choice Hotels International Inc 1,871 196
Hilton Worldwide Holdings Inc
(e)
122 15
Las Vegas Sands Corp 623 39
Marriott International Inc/MD
(c),(e)
500 74
MGM Resorts International
(c)
10,046 380
$ 704
Machinery - Construction & Mining - 0.18%
Argan Inc 1,014 51
Astec Industries Inc 1,319 90
Caterpillar Inc
(c)
354 76
Mitsubishi Heavy Industries Ltd 7,300 212
Sandvik AB 19,669 528
$ 957

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
114
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.74%
Applied Industrial Technologies Inc 1,243 $ 106
Curtiss-Wright Corp 813 90
Deere & Co
(c)
485 170
Dover Corp
(c)
2,638 325
FANUC Corp 1,600 400
Flowserve Corp
(c)
15,118 559
GEA Group AG 7,282 252
Hexagon AB 712 59
Ichor Holdings Ltd
(e)
1,594 68
IDEX Corp 1,099 214
Inficon Holding AG 54 59
Interpump Group SpA 1,757 81
Keyence Corp 700 334
Kone Oyj 2,446 195
Kornit Digital Ltd
(e)
260 29
Marel HF
(f)
15,982 111
Middleby Corp/The
(e)
1,160 170
Nabtesco Corp 700 30
Otis Worldwide Corp
(c)
2,190 140
Rotork PLC 20,982 105
SMC Corp 300 178
Spirax-Sarco Engineering PLC 367 55
Stabilus SA 1,237 93
Washtec AG
(e)
1,129 67
Westinghouse Air Brake Technologies Corp 915 66
Yaskawa Electric Corp 900 45
$ 4,001
Media - 0.38%
Charter Communications Inc
(c),(e)
498 305
Comcast Corp - Class A
(c)
3,259 172
Discovery Inc - C Shares
(c),(e)
1,318 59
DISH Network Corp
(c),(e)
5,696 179
Fox Corp - A Shares 1,485 49
iHeartMedia Inc
(e)
18,582 261
Liberty Global PLC - A Shares
(e)
1,413 35
News Corp - A Shares 9,563 225
Nexstar Media Group Inc 224 31
Sirius XM Holdings Inc
(c)
59,077 347
TEGNA Inc 3,844 70
ViacomCBS Inc - Class B 398 26
Walt Disney Co/The
(c),(e)
1,238 234
Wolters Kluwer NV 1,062 84
$ 2,077
Metal Fabrication & Hardware - 0.05%
Tenaris SA 16,689 175
Troax Group AB 2,768 80
$ 255
Mining - 0.68%
BHP Group Ltd 14,663 554
Boliden AB 7,282 288
Compass Minerals International Inc 764 48
Ecobat Holdings, Inc - Class B
(e),(g),(h)
2,998 1,739
Freeport-McMoRan Inc
(c),(e)
1,550 53
Kirkland Lake Gold Ltd 6,000 196
Livent Corp
(e)
4,685 87
Newmont Corp
(c)
2,469 135
Norsk Hydro ASA 58,771 325
Rio Tinto PLC 2,696 234
$ 3,659
Miscellaneous Manufacturers - 0.39%
3M Co
(c)
1,268 222
Alfa Laval AB 2,212 68
Alstom SA
(e)
4,051 202
Carlisle Cos Inc 281 41
Diploma PLC 2,845 92
Eaton Corp PLC 1 —
Hexpol AB 3,974 43
Illinois Tool Works Inc
(c)
3,045 616
ITT Inc 519 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Knorr-Bremse AG 2,673 $ 340
Lydall Inc
(e)
2,511 88
Parker-Hannifin Corp 104 30
Sturm Ruger & Co Inc 812 55
Trane Technologies PLC
(c)
1,895 290
$ 2,130
Office & Business Equipment - 0.03%
Canon Inc 7,100 154
Office Furnishings - 0.01%
Knoll Inc 3,622 59
Oil & Gas - 0.57%
APA Corp
(c)
44,244 873
Bellatrix Exploration Ltd
(e),(g),(h)
94,641 —
BP PLC 35,367 145
California Resources Corp
(e)
3,331 88
Canadian Natural Resources Ltd 2,644 72
Cenovus Energy Inc 6,200 46
Chevron Corp 1,357 136
ConocoPhillips 900 47
Devon Energy Corp 1,335 29
Diamondback Energy Inc 539 37
Exxon Mobil Corp
(c)
3,469 189
Lundin Energy AB 14,300 464
Nabors Industries Ltd 902 100
Occidental Petroleum Corp 11,514 306
OMV AG 1,691 81
Royal Dutch Shell PLC - A Shares 6,763 138
Santos Ltd 45,651 253
Whiting Petroleum Corp
(e)
2,723 93
$ 3,097
Oil & Gas Services - 0.23%
DMC Global Inc 1,230 78
Halliburton Co
(c)
34,514 753
NOV Inc
(c),(e)
17,628 266
Schlumberger NV
(c)
4,783 134
$ 1,231
Packaging & Containers - 0.30%
Amcor PLC
(c)
11,533 126
Ball Corp 1,361 116
CCL Industries Inc 5,400 284
Packaging Corp of America 91 12
Sealed Air Corp
(c)
23,380 980
Vidrala SA 807 96
$ 1,614
Pharmaceuticals - 1.21%
AbbVie Inc
(c)
2,766 298
AmerisourceBergen Corp
(c)
1,785 181
AstraZeneca PLC ADR 998 48
AstraZeneca PLC 1,423 138
Becton Dickinson and Co
(c)
1,377 332
BioGaia AB 1,238 62
Bristol-Myers Squibb Co
(c)
1,699 104
Cardinal Health Inc 1,013 52
Chugai Pharmaceutical Co Ltd 9,100 409
Cigna Corp
(c)
201 42
CVS Health Corp
(c)
5,664 386
DexCom Inc
(e)
490 195
Elanco Animal Health Inc
(e)
2,162 71
Eli Lilly and Co
(c)
443 91
Ipsen SA 475 40
Jazz Pharmaceuticals PLC
(c),(e)
1,724 290
Johnson & Johnson
(c)
7,842 1,243
Kura Oncology Inc
(e)
1,397 39
McKesson Corp
(c)
2,287 388
Merck & Co Inc
(c)
6,091 442
Myovant Sciences Ltd
(e)
2,055 46
Nippon Shinyaku Co Ltd 800 55
Novartis AG 2,163 186

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
115
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Novo Nordisk A/S 4,239 $ 302
Odonate Therapeutics Inc
(e)
1,884 40
Orion Oyj 1,031 42
Pfizer Inc
(c)
18,365 615
Premier Inc 1,521 51
Sarepta Therapeutics Inc
(c),(e)
333 29
Takeda Pharmaceutical Co Ltd 4,100 138
Viatris Inc
(c),(e)
11,301 168
Zoetis Inc 224 35
$ 6,558
Pipelines - 0.06%
Enterprise Products Partners LP 992 21
Kinder Morgan Inc
(c)
9,344 138
Southcross Holdings
(e),(g),(h)
615,976 6
Williams Cos Inc/The
(c)
6,973 159
$ 324
Private Equity - 0.39%
Blackstone Group Inc/The 1,034 72
Brookfield Asset Management Inc 42,235 1,704
Brookfield Asset Management Inc 2,300 93
Intermediate Capital Group PLC 4,927 119
Partners Group Holding AG 112 134
$ 2,122
Real Estate - 0.17%
Catena AB 1,944 88
CBRE Group Inc
(c),(e)
233 18
CK Asset Holdings Ltd 28,500 168
Daito Trust Construction Co Ltd 2,800 312
Kojamo Oyj 3,114 60
Marcus & Millichap Inc
(e)
1,731 66
REA Group Ltd 1,460 154
Shurgard Self Storage SA 1,363 65
WE Company Common Class A
(e),(g),(h),(i)
356 1
$ 932
REITs - 0.88%
Acadia Realty Trust 4,100 78
Alexandria Real Estate Equities Inc
(c)
1,238 198
American Tower Corp 1,705 369
Americold Realty Trust 1,955 68
Annaly Capital Management Inc
(c)
5,609 47
AvalonBay Communities Inc 2 —
Big Yellow Group PLC 3,593 57
Camden Property Trust 411 43
Crown Castle International Corp
(c)
533 83
Digital Realty Trust Inc 309 42
Duke Realty Corp 363 14
Equinix Inc 56 36
Essential Properties Realty Trust Inc 2,392 55
Hibernia REIT plc 61,548 83
Japan Metropolitan Fund Invest 114 114
Kimco Realty Corp
(c)
5,014 92
Klepierre SA 2,324 55
Lamar Advertising Co 9,751 844
Mid-America Apartment Communities Inc
(c)
391 53
Pebblebrook Hotel Trust 3,135 71
Prologis Inc
(c)
53 5
Public Storage 1,009 236
SBA Communications Corp
(c)
95 24
Stockland 39,912 128
UNITE Group PLC/The
(e)
3,243 44
Ventas Inc
(c)
14,144 748
VICI Properties Inc 2,783 79
Weyerhaeuser Co
(c)
31,306 1,060
Xenia Hotels & Resorts Inc 2,253 45
$ 4,771
Retail - 3.17%
Advance Auto Parts Inc
(c)
4,264 684
AutoZone Inc
(c),(e)
159 185
Best Buy Co Inc
(c)
1,741 175
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
CarMax Inc
(e)
1,994 $ 238
Children's Place Inc/The
(e)
984 68
Chipotle Mexican Grill Inc
(e)
73 105
Cosmos Pharmaceutical Corp 1,000 143
Costco Wholesale Corp
(c)
804 266
Darden Restaurants Inc
(c)
9,551 1,312
Dollar General Corp
(c)
1,492 282
Dollar Tree Inc
(c),(e)
4,021 395
Five Below Inc
(e)
267 50
Floor & Decor Holdings Inc
(e)
748 71
Foot Locker Inc 17,167 826
Gap Inc/The
(c)
42,702 1,065
Genuine Parts Co
(c)
2,122 224
H & M Hennes & Mauritz AB
(e)
8,278 195
Home Depot Inc/The
(c)
3,043 786
Industria de Diseno Textil SA 14,860 490
Jand Inc
(e),(g),(h),(i)
1,693 39
JD Sports Fashion PLC
(e)
24,675 287
Kingfisher PLC
(e)
19,903 74
L Brands Inc
(c),(e)
20,185 1,103
Lawson Inc 1,600 75
Lowe's Cos Inc
(c)
3,191 510
Lululemon Athletica Inc
(e)
557 174
McDonald's Corp
(c)
8,536 1,759
McDonald's Holdings Co Japan Ltd 1,100 55
Michaels Cos Inc/The
(e)
4,007 60
Moncler SpA 906 56
Movado Group Inc 3,074 70
Next PLC
(e)
2,615 277
Ollie's Bargain Outlet Holdings Inc
(e)
964 80
O'Reilly Automotive Inc
(c),(e)
888 397
Pandora A/S 2,485 241
Ross Stores Inc 2,113 246
Starbucks Corp 1,700 183
Sundrug Co Ltd 6,200 233
Target Corp
(c)
2,345 430
TJX Cos Inc/The 6,032 398
Tractor Supply Co
(c)
458 73
Ulta Beauty Inc
(c),(e)
3,180 1,025
USS Co Ltd 11,200 214
Walgreens Boots Alliance Inc
(c)
471 23
Walmart Inc
(c)
5,499 714
Wesfarmers Ltd 5,219 198
WH Smith PLC
(e)
3,516 94
Yum! Brands Inc
(c)
4,967 514
$ 17,162
Savings & Loans - 0.05%
OceanFirst Financial Corp 2,167 47
Pacific Premier Bancorp Inc 1,832 74
Sterling Bancorp/DE 3,618 79
WSFS Financial Corp 989 52
$ 252
Semiconductors - 1.68%
ACM Research Inc
(e)
615 60
Advanced Micro Devices Inc
(c),(e)
6,055 512
Advantest Corp 1,500 124
Applied Materials Inc
(c)
7,219 853
ASML Holding NV 1,018 577
BE Semiconductor Industries NV 1,406 106
Broadcom Inc
(c)
870 409
Infineon Technologies AG 2,997 130
Intel Corp
(c)
13,970 850
KLA Corp
(c)
735 229
Kulicke & Soffa Industries Inc 2,055 102
Lam Research Corp
(c)
779 441
Marvell Technology Group Ltd 2,504 121
Maxim Integrated Products Inc
(c)
3,246 302
Microchip Technology Inc
(c)
1,387 212
Micron Technology Inc
(c),(e)
1,891 173

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
116
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MKS Instruments Inc 879 $ 145
Monolithic Power Systems Inc 194 73
NVIDIA Corp
(c)
703 385
NXP Semiconductors NV 134 24
Qorvo Inc
(c),(e)
2,404 420
QUALCOMM Inc
(c)
5,784 789
Rambus Inc
(e)
3,223 68
Rohm Co Ltd 400 40
Samsung Electronics Co Ltd 644 47
Silicon Motion Technology Corp ADR 1,201 71
Skyworks Solutions Inc 1,317 234
SOITEC
(e)
556 117
STMicroelectronics NV 9,549 371
Teradyne Inc
(c)
1,955 251
Texas Instruments Inc
(c)
3,663 631
Tower Semiconductor Ltd
(e)
7,916 233
$ 9,100
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 10 2
Software - 2.36%
Activision Blizzard Inc
(c)
2,268 216
Adobe Inc
(c),(e)
707 325
Agilysys Inc
(e)
1,650 98
ANSYS Inc
(c),(e)
76 26
Autodesk Inc
(c),(e)
1,075 297
Bandwidth Inc
(e)
316 50
Black Knight Inc
(e)
1,407 108
Box Inc
(e)
3,909 72
Broadridge Financial Solutions Inc 1,459 208
Cadence Design Systems Inc
(c),(e)
239 34
Cardlytics Inc
(e)
884 117
Cerner Corp
(c)
4,820 333
Citrix Systems Inc
(c)
1,421 190
Cloudera Inc
(e)
7,219 116
Constellation Software Inc/Canada 216 280
CSG Systems International Inc 1,230 57
Digital Turbine Inc
(e)
715 59
DocuSign Inc
(e)
1,971 447
Dropbox Inc - A Shares
(c),(e)
8,147 184
Dynatrace Inc
(e)
1,990 99
Electronic Arts Inc
(c)
1,121 150
Envestnet Inc
(e)
775 50
Fair Isaac Corp
(c),(e)
1,191 545
Fiserv Inc
(c),(e)
518 60
Guidewire Software Inc
(e)
735 81
Health Catalyst Inc
(e)
1,036 50
Intuit Inc
(c)
304 119
J2 Global Inc
(e)
921 102
Konami Holdings Corp 3,000 194
Manhattan Associates Inc
(e)
751 92
Microsoft Corp
(c)
12,831 2,981
MINDBODY Inc
(e),(g),(h)
9,229 337
NextGen Healthcare Inc
(e)
2,973 55
Oak Street Health Inc
(e)
2,787 148
Oracle Corp
(c)
8,948 577
Oracle Corp Japan 1,100 112
PagerDuty Inc
(e)
456 20
Paychex Inc
(c)
425 39
Paycom Software Inc
(e)
252 94
Porch Group, Inc.
(e),(h),(i)
2,545 46
PROS Holdings Inc
(e)
1,646 78
RingCentral Inc
(e)
201 76
salesforce.com Inc
(c),(e)
1,629 353
Sea Ltd ADR
(e)
5,273 1,243
ServiceNow Inc
(c),(e)
490 262
SimCorp A/S 437 53
Splunk Inc
(e)
905 129
Square Enix Holdings Co Ltd 1,800 102
Synopsys Inc
(c),(e)
158 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Take-Two Interactive Software Inc
(c),(e)
1,277 $ 235
Topicus.com Inc
(e)
535 28
Verra Mobility Corp
(e)
3,071 44
VMware Inc
(e)
456 63
WiseTech Global Ltd 4,748 99
Workday Inc
(c),(e)
2,365 580
Xero Ltd
(e)
624 57
Xperi Holding Corp 2,924 62
Zoom Video Communications Inc
(c),(e)
241 90
$ 12,761
Telecommunications - 0.65%
AT&T Inc
(c)
16,134 450
Cisco Systems Inc/Delaware
(c)
15,359 689
Corning Inc 2,570 98
Deutsche Telekom AG 5,113 93
Harmonic Inc
(e)
8,727 68
Hellenic Telecommunications Organization SA 5,915 91
HMS Networks AB 1,212 43
InterDigital Inc 947 60
Juniper Networks Inc
(c)
10,146 236
Koninklijke KPN NV 82,804 271
Lumen Technologies Inc
(c)
1,589 20
Motorola Solutions Inc
(c)
2,006 352
Plantronics Inc
(e)
1,528 62
Telefonaktiebolaget LM Ericsson 7,693 96
T-Mobile US Inc
(c),(e)
4,268 512
Ubiquiti Inc 82 26
Verizon Communications Inc
(c)
6,638 368
$ 3,535
Textiles - 0.10%
Mohawk Industries Inc
(c),(e)
3,161 553
Toys, Games & Hobbies - 0.07%
Games Workshop Group PLC 734 98
Hasbro Inc
(c)
1,106 104
Nintendo Co Ltd 300 183
$ 385
Transportation - 0.83%
Canadian National Railway Co 3,010 329
CSX Corp
(c)
6,085 557
Expeditors International of Washington Inc
(c)
7,302 671
FedEx Corp
(c)
1,125 286
Hub Group Inc
(e)
1,078 62
JB Hunt Transport Services Inc
(c)
701 103
Kirby Corp
(e)
1,238 77
Kuehne + Nagel International AG 332 79
Norfolk Southern Corp 122 31
Old Dominion Freight Line Inc
(c)
603 129
Ryder System Inc 437 30
Union Pacific Corp
(c)
9,349 1,925
United Parcel Service Inc
(c)
1,457 230
$ 4,509
Water - 0.04%
Severn Trent PLC 1,544 47
Veolia Environnement SA 5,282 142
$ 189
TOTAL COMMON STOCKS $ 220,619
CONVERTIBLE PREFERRED STOCKS
- 0.67% Shares Held Value (000's)
Agriculture - 0.10%
Bunge Ltd 4.88%
(j)
4,608 $ 522
Banks - 0.08%
Bank of America Corp 7.25%
(j)
150 209
Wells Fargo & Co 7.50%
(j)
151 209
$ 418
Diversified Financial Services - 0.03%
4L Technologies - Rights 0.00%
(e),(g),(h)
869 174
Electric - 0.02%
NextEra Energy Inc 5.28%, 03/01/2023 1,803 88

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
117
CONVERTIBLE PREFERRED STOCKS
(continued) Shares Held Value (000’s)
Healthcare - Products - 0.04%
Boston Scientific Corp 5.50%, 06/01/2023 1,920 $ 212
Pipelines - 0.38%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Southcross Energy Series A 0.00%
(e),(g),(h)
2,399,339 1,128
Southcross Energy Series B 0.00%
(e),(g),(h)
644,694 902
$ 2,053
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
(e),(g),(h),(i)
4,867 31
WE Company Preferred D-2 0.00%
(e),(g),(h),(i)
3,824 24
$ 55
Retail - 0.01%
Jand Inc 0.00%
(e),(g),(h),(i)
3,781 88
TOTAL CONVERTIBLE PREFERRED STOCKS $ 3,610
PREFERRED STOCKS - 0.15% Shares Held Value (000's)
Automobile Manufacturers - 0.01%
Volkswagen AG 4.86% 335 $ 70
Chemicals - 0.02%
FUCHS PETROLUB SE 0.97% 2,402 132
Internet - 0.00%
Veracode Inc - Escrow 0.00%
(e),(g),(h),(i)
6,031 —
Private Equity - 0.12%
Forward Venture Services LLC 0.00%
(e),(g),(h),(i)
32,815 632
Software - 0.00%
Marklogic - Escrow 0.00%
(e),(g),(h),(i)
14,832 3
TOTAL PREFERRED STOCKS $ 837
BONDS - 34.53%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
Lamar Media Corp
3.75%, 02/15/2028 $ 50 $ 50
4.00%, 02/15/2030 100 102
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
120 119
$ 271
Aerospace & Defense - 0.71%
Boeing Co/The
2.20%, 02/04/2026 440 440
2.95%, 02/01/2030 85 86
3.25%, 02/01/2035 45 44
3.38%, 06/15/2046 250 225
3.50%, 03/01/2039 65 63
3.55%, 03/01/2038 30 29
3.63%, 03/01/2048 155 145
3.65%, 03/01/2047 50 47
3.75%, 02/01/2050 205 198
3.83%, 03/01/2059 25 24
3.85%, 11/01/2048 50 50
3.90%, 05/01/2049 100 98
3.95%, 08/01/2059 60 58
5.15%, 05/01/2030 380 441
5.81%, 05/01/2050 410 523
5.93%, 05/01/2060 110 143
Leonardo US Holdings Inc
6.25%, 01/15/2040
(f)
541 628
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 34
7.50%, 04/15/2025
(f)
310 328
TransDigm Inc
4.63%, 01/15/2029
(f)
230 226
$ 3,830
Agriculture - 0.13%
JBS Investments II GmbH
7.00%, 01/15/2026
(f)
650 689
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 0.16%
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 $ 884 $ 847
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 20 21
$ 868
Automobile Asset Backed Securities - 0.46%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(f)
150 154
Avis Budget Rental Car Funding AESOP LLC
2.96%, 02/20/2027
(f)
100 106
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
Chesapeake Funding II LLC
3.57%, 04/15/2030
(f)
175 178
3.92%, 04/15/2030
(f)
455 462
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(f)
140 151
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(f)
75 77
3.88%, 01/15/2026
(f)
175 181
GLS Auto Receivables Issuer Trust 2020-4
1.64%, 10/15/2026
(f)
455 460
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(f)
145 150
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 426
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(f)
100 102
$ 2,473
Automobile Manufacturers - 0.27%
General Motors Co
5.40%, 04/01/2048 260 315
5.95%, 04/01/2049 730 943
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
35 39
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 105
3 Month USD LIBOR + 3.60%
6.50%, 09/30/2028
(j),(k)
75 82
3 Month USD LIBOR + 3.44%
$ 1,484
Banks - 0.60%
Banco Hipotecario SA
38.12%, 11/07/2022
(f)
ARS 10,245 119
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(f)
5,115 48
Banco Santander SA
2.75%, 12/03/2030 $ 200 197
Barclays PLC
3.56%, 09/23/2035
(k)
495 505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Deutsche Bank AG/New York NY
3.55%, 09/18/2031
(k)
150 158
United States Secured Overnight Financing
Rate + 3.04%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 1,150 1,127

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
3.27%, 02/18/2036
(f),(k)
$ 375 $ 369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.64%, 04/01/2031
(f),(k)
295 342
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.85%
UniCredit SpA
2.57%, 09/22/2026
(f),(k)
350 353
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
$ 3,218
Beverages - 0.04%
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 206 210
Building Materials - 0.24%
Cemex SAB de CV
3.88%, 07/11/2031
(f)
200 199
5.20%, 09/17/2030
(f)
1,025 1,113
$ 1,312
Chemicals - 0.20%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
200 203
MEGlobal Canada ULC
5.00%, 05/18/2025 800 888
$ 1,091
Commercial Mortgage Backed Securities - 3.59%
Citigroup Commercial Mortgage Trust 2019-C7
2.75%, 12/15/2072
(f)
1,125 980
COMM 2012-LC4 Mortgage Trust
5.53%, 12/10/2044
(l)
10 9
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(f)
2,800 2,002
COMM 2015-LC21 Mortgage Trust
1.08%, 07/10/2048
(f),(l),(m)
10,000 446
1.08%, 07/10/2048
(f),(l),(m)
3,125 130
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(f)
850 503
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
3.71%, 01/15/2034
(f)
155 152
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.19%, 06/15/2057
(l)
960 922
4.19%, 06/15/2057
(l)
2,184 1,772
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(f)
1,055 876
GS Mortgage Securities Corp II
4.41%, 07/10/2051
(f),(l)
635 337
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.70%, 05/15/2048
(l)
2,735 2,166
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.52%, 10/15/2048
(f),(l)
350 250
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
0.88%, 11/15/2052
(f),(l),(m)
3,150 163
Morgan Stanley Capital I Trust 2011-C2
5.40%, 06/15/2044
(f),(l)
475 395
5.40%, 06/15/2044
(f),(l)
160 103
Motel 6 Trust 2017-M6MZ
7.04%, 08/15/2024
(f)
559 538
1.00 x 1 Month USD LIBOR + 6.93%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Starwood Retail Property Trust 2014-STAR
2.86%, 11/15/2027
(f),(g),(h)
$ 170 $ 109
1.00 x 1 Month USD LIBOR + 2.75%
4.51%, 11/15/2027
(f),(g),(h)
645 173
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(f)
1,981 1,283
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(f)
260 176
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(f),(l)
1,485 1,088
Wells Fargo Commercial Mortgage Trust
2016-C36
4.18%, 11/15/2059
(l)
100 86
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(f),(l),(m)
7,575 676
WFRBS Commercial Mortgage Trust 2011-C3
5.57%, 03/15/2044
(f),(l)
430 221
WFRBS Commercial Mortgage Trust 2011-C4
5.19%, 06/15/2044
(f),(l)
845 753
WFRBS Commercial Mortgage Trust 2012-C6
5.58%, 04/15/2045
(f),(l)
500 508
WFRBS Commercial Mortgage Trust 2012-C7
4.80%, 06/15/2045
(l)
80 63
4.80%, 06/15/2045
(f),(l)
225 39
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(f)
267 126
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(f)
2,885 2,359
$ 19,404
Commercial Services - 0.16%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(f)
650 698
Sabre GLBL Inc
9.25%, 04/15/2025
(f)
30 36
TriNet Group Inc
3.50%, 03/01/2029
(f)
155 154
$ 888
Cosmetics & Personal Care - 0.02%
Edgewell Personal Care Co
0.00%, 04/01/2029
(e),(n)
111 111
Diversified Financial Services - 0.87%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.65%, 07/21/2027 150 159
3.88%, 01/23/2028 150 161
6.50%, 07/15/2025 150 175
Air Lease Corp
3.13%, 12/01/2030 535 534
4.65%, 06/15/2026
(j),(k),(n)
170 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Aircastle Ltd
4.25%, 06/15/2026 425 450
Aviation Capital Group LLC
1.95%, 01/30/2026
(f)
45 44
5.50%, 12/15/2024
(f)
175 197
Navient Corp
5.00%, 03/15/2027 255 250
6.13%, 03/25/2024 5 5
7.25%, 09/25/2023 50 54
OneMain Finance Corp
7.13%, 03/15/2026 90 104

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
119
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
PHH Mortgage Corp
0.00%, 03/15/2026
(e),(f),(n)
$ 28 $ 28
Power Finance Corp Ltd
3.95%, 04/23/2030 300 314
5.25%, 08/10/2028 1,140 1,274
Quicken Loans LLC
5.25%, 01/15/2028
(f)
85 90
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.63%, 03/01/2029
(f)
250 247
3.88%, 03/01/2031
(f)
445 442
$ 4,694
Electric - 0.38%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
725 745
AES Corp/The
3.95%, 07/15/2030
(f)
115 126
Calpine Corp
3.75%, 03/01/2031
(f)
135 130
5.13%, 03/15/2028
(f)
125 126
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(e),(g),(h)
6,993 —
0.00%, 10/15/2020
(e),(g),(h)
6,143 —
India Green Power Holdings
4.00%, 02/22/2027
(f)
300 302
NRG Energy Inc
4.45%, 06/15/2029
(f)
130 144
5.25%, 06/15/2029
(f)
60 63
Pacific Gas and Electric Co
3.50%, 08/01/2050 210 188
4.30%, 03/15/2045 220 222
4.95%, 07/01/2050 25 27
$ 2,073
Electronics - 0.20%
Brightstar Escrow Corp
9.75%, 10/15/2025
(f)
1,000 1,063
Engineering & Construction - 0.09%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(f)
200 200
5.38%, 04/10/2024 270 278
$ 478
Entertainment - 0.01%
Scientific Games International Inc
7.00%, 05/15/2028
(f)
25 26
Food - 0.24%
Kraft Heinz Foods Co
4.88%, 10/01/2049 570 665
5.20%, 07/15/2045 175 210
MARB BondCo PLC
3.95%, 01/29/2031
(f)
230 223
Post Holdings Inc
5.75%, 03/01/2027
(f)
125 131
Smithfield Foods Inc
3.00%, 10/15/2030
(f)
45 46
$ 1,275
Forest Products & Paper - 0.03%
Suzano Austria GmbH
3.75%, 01/15/2031 170 180
Healthcare - Services - 0.34%
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(f)
50 49
Centene Corp
2.50%, 03/01/2031 245 238
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(f)
971 1,010
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
3.50%, 09/01/2030 $ 185 $ 191
Tenet Healthcare Corp
4.63%, 06/15/2028
(f)
5 5
5.13%, 05/01/2025 255 258
6.13%, 10/01/2028
(f)
65 68
$ 1,819
Insurance - 0.06%
Athene Holding Ltd
3.50%, 01/15/2031 165 171
Global Atlantic Fin Co
4.40%, 10/15/2029
(f)
130 141
$ 312
Internet - 0.57%
Expedia Group Inc
2.95%, 03/15/2031
(f),(n)
55 54
3.25%, 02/15/2030 670 683
3.80%, 02/15/2028 55 59
4.63%, 08/01/2027
(f)
165 184
6.25%, 05/01/2025
(f)
325 380
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(f)
165 164
Netflix Inc
4.88%, 06/15/2030
(f)
135 155
5.38%, 11/15/2029
(f)
15 18
5.88%, 11/15/2028 100 120
6.38%, 05/15/2029 120 149
Prosus NV
3.83%, 02/08/2051
(f)
300 269
Uber Technologies Inc
6.25%, 01/15/2028
(f)
45 48
7.50%, 09/15/2027
(f)
715 781
8.00%, 11/01/2026
(f)
40 43
$ 3,107
Investment Companies - 0.28%
FS KKR Capital Corp
3.40%, 01/15/2026 535 534
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 235 247
6.25%, 05/15/2026 305 320
Owl Rock Capital Corp
3.40%, 07/15/2026 425 437
$ 1,538
Iron & Steel - 0.44%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 224
CSN Inova Ventures
6.75%, 01/28/2028
(f)
700 756
6.75%, 01/28/2028 200 216
CSN Islands XII Corp
7.00%, 06/23/2021
(j)
625 629
Metinvest BV
7.65%, 10/01/2027
(f)
250 274
8.50%, 04/23/2026 200 227
United States Steel Corp
6.88%, 03/01/2029 56 55
$ 2,381
Leisure Products & Services - 0.53%
Carnival Corp
5.75%, 03/01/2027
(f)
601 610
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f)
2,449 2,278
$ 2,888

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.10%
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(f)
$ 120 $ 118
Hyatt Hotels Corp
5.38%, 04/23/2025 45 51
5.75%, 04/23/2030 80 95
Marriott International Inc/MD
4.63%, 06/15/2030 85 96
Travel + Leisure Co
4.63%, 03/01/2030
(f)
35 36
6.00%, 04/01/2027 10 11
6.63%, 07/31/2026
(f)
100 113
$ 520
Media - 1.14%
AMC Networks Inc
4.25%, 02/15/2029 85 83
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(f)
675 683
4.50%, 05/01/2032
(f)
20 21
Cengage Learning Inc
9.50%, 06/15/2024
(f)
1,161 1,152
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(f)
295 300
CSC Holdings LLC
6.50%, 02/01/2029
(f)
200 221
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
323 228
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
320 327
8.38%, 05/01/2027 285 302
NBCUniversal Enterprise Inc
5.25%, 03/19/2024
(f),(j)
1,205 1,217
Townsquare Media Inc
6.88%, 02/01/2026
(f)
1,132 1,184
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
200 204
Ziggo BV
4.88%, 01/15/2030
(f)
215 224
$ 6,146
Metal Fabrication & Hardware - 0.29%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(f)
1,490 1,591
Mining - 0.26%
Coeur Mining Inc
5.13%, 02/15/2029
(f),(n)
111 108
First Quantum Minerals Ltd
6.88%, 03/01/2026
(f)
405 423
7.50%, 04/01/2025
(f)
200 206
Freeport-McMoRan Inc
4.13%, 03/01/2028 140 147
4.25%, 03/01/2030 105 114
4.63%, 08/01/2030 35 39
5.40%, 11/14/2034 160 198
5.45%, 03/15/2043 55 68
Novelis Corp
4.75%, 01/30/2030
(f)
70 73
Volcan Cia Minera SAA
4.38%, 02/11/2026
(f)
30 31
$ 1,407
Miscellaneous Manufacturers - 0.22%
FXI Holdings Inc
7.88%, 11/01/2024
(f),(o)
1,162 1,179
Mortgage Backed Securities - 2.54%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 79 83
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 $ 54 $ 55
5.50%, 08/25/2034 61 62
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 135 141
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 52 53
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 57 57
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 54 59
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 57 57
Banc of America Mortgage 2005-A Trust
2.56%, 02/25/2035
(l)
20 21
CHL Mortgage Pass-Through Trust 2004-HYB4
2.85%, 09/20/2034
(l)
23 23
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(f),(l)
306 309
Connecticut Avenue Securities Trust 2019-R04
5.37%, 06/25/2039
(f)
280 286
1.00 x 1 Month USD LIBOR + 5.25%
Connecticut Avenue Securities Trust 2019-R07
3.52%, 10/25/2039
(f)
2,000 1,952
1.00 x 1 Month USD LIBOR + 3.40%
Connecticut Avenue Securities Trust 2020-R01
2.17%, 01/25/2040
(f)
155 155
1.00 x 1 Month USD LIBOR + 2.05%
3.37%, 01/25/2040
(f)
260 252
1.00 x 1 Month USD LIBOR + 3.25%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 34 34
CSMC 2019-RP10 Trust
3.06%, 12/26/2059
(f),(l)
277 279
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(f),(l)
199 202
DSLA Mortgage Loan Trust 2005-AR5
0.44%, 09/19/2045 118 91
1.00 x 1 Month USD LIBOR + 0.33%
Fannie Mae Connecticut Avenue Securities
2.32%, 01/25/2030 29 29
1.00 x 1 Month USD LIBOR + 2.20%
Freddie Mac STACR 2019-HQA3
7.62%, 09/25/2049
(f)
240 248
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac Stacr Remic Trust 2019-Hqa4
6.72%, 11/25/2049
(f)
530 517
1.00 x 1 Month USD LIBOR + 6.60%
Freddie Mac Stacr Remic Trust 2020-DNA1
5.37%, 01/25/2050
(f)
350 338
1.00 x 1 Month USD LIBOR + 5.25%
Freddie Mac STACR Remic Trust 2020-DNA2
4.92%, 02/25/2050
(f)
470 448
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR REMIC Trust 2020-HQA1
5.22%, 01/25/2050
(f)
220 210
1.00 x 1 Month USD LIBOR + 5.10%
Freddie Mac Stacr Remic Trust 2020-HQA2
4.22%, 03/25/2050
(f)
660 678
1.00 x 1 Month USD LIBOR + 4.10%
Freddie Mac STACR Trust 2019-DNA4
6.37%, 10/25/2049
(f)
300 308
1.00 x 1 Month USD LIBOR + 6.25%
Freddie Mac STACR Trust 2019-HRP1
4.17%, 02/25/2049
(f)
270 269
1.00 x 1 Month USD LIBOR + 4.05%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
121
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt
Notes
1.92%, 07/25/2030 $ 22 $ 21
1.00 x 1 Month USD LIBOR + 1.80%
8.92%, 03/25/2028 2,471 2,688
1.00 x 1 Month USD LIBOR + 8.80%
GCAT 2020-4 LLC
2.61%, 12/25/2025
(f),(l)
431 433
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 37 38
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.34%, 09/25/2034 106 102
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
2.99%, 08/25/2035
(l)
449 407
Lehman XS Trust Series 2006-2N
0.64%, 02/25/2046 79 72
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 33 34
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 29 30
6.00%, 06/25/2034 35 36
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 164 169
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
2.40%, 05/25/2036
(l)
9 9
PRPM 2020-5 LLC
3.10%, 11/25/2025
(f),(l)
573 578
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025
(f),(l)
158 159
Structured Adjustable Rate Mortgage Loan Trust
0.43%, 07/25/2035 524 390
1.00 x 1 Month USD LIBOR + 0.31%
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(f),(l)
1,059 1,061
VOLT XCIII LLC
1.89%, 03/27/2051
(f),(l)
295 295
$ 13,738
Oil & Gas - 1.26%
Aker BP ASA
3.75%, 01/15/2030
(f)
505 530
Bellatrix Exploration Ltd
0.00%, 09/11/2023
(e),(g),(h)
236 —
0.00%, PIK 0.00%; 12/15/2023
(e),(g),(h),(p)
257 —
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 67
EQT Corp
5.00%, 01/15/2029 15 16
Hess Corp
5.60%, 02/15/2041 155 184
Kosmos Energy Ltd
7.50%, 03/01/2028
(f),(g),(h),(n)
350 347
Leviathan Bond Ltd
5.75%, 06/30/2023
(f)
350 369
6.13%, 06/30/2025
(f)
660 723
6.50%, 06/30/2027
(f)
755 837
Occidental Petroleum Corp
2.90%, 08/15/2024 105 102
3.50%, 06/15/2025 35 34
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 489 479
OGX Austria GmbH
0.00%, 06/01/2018
(e),(f)
600 —
0.00%, 04/01/2022
(e),(f)
1,100 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petrobras Global Finance BV
7.25%, 03/17/2044 $ 125 $ 144
Petroleos Mexicanos
5.95%, 01/28/2031 1,005 969
6.63%, 06/15/2035 225 214
6.84%, 01/23/2030 700 706
Saudi Arabian Oil Co
3.25%, 11/24/2050
(f)
225 209
Tullow Oil PLC
6.25%, 04/15/2022 500 453
7.00%, 03/01/2025 450 358
YPF SA
6.95%, 07/21/2027
(f)
135 86
$ 6,827
Other Asset Backed Securities - 5.18%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(f)
128 132
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(f)
737 792
AIG CLO 2018-1 Ltd
6.67%, 01/20/2032
(f)
2,640 2,633
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(f),(l)
675 235
Allegro CLO VI Ltd
2.97%, 01/17/2031
(f)
250 245
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(f)
280 305
6.23%, 10/17/2036
(f)
695 765
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(f)
900 999
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(f)
1,045 1,136
Anchorage Capital CLO 9 Ltd
4.24%, 07/15/2032
(f)
250 251
1.00 x 3 Month USD LIBOR + 4.00%
Arbys Funding LLC
3.24%, 07/30/2050
(f)
313 319
ArrowMark Colorado Holdings
2.94%, 07/15/2029
(f)
250 250
1.00 x 3 Month USD LIBOR + 2.70%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(f)
80 81
Avery Point VII CLO Ltd
6.84%, 01/15/2028
(f)
1,400 1,379
1.00 x 3 Month USD LIBOR + 6.60%
Barings Clo Ltd 2019-IV
3.04%, 01/15/2033
(f)
250 251
1.00 x 3 Month USD LIBOR + 2.80%
Battalion Clo XIV Ltd
6.90%, 04/20/2032
(f)
250 250
1.00 x 3 Month USD LIBOR + 6.68%
Bayview Opportunity Master Fund V Trust
2020-RN3
3.23%, 09/25/2035
(f),(l)
161 163
BCC Funding XIV LLC
6.00%, 04/21/2025
(f)
250 253
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(f),(l)
190 190
Cairn CLO XI DAC
6.77%, 07/15/2035
(f)
EUR 360 439
1.00 x 3 Month Euro Interbank Offered
Rate + 6.77%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
122
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Canyon Capital CLO 2019-2 Ltd
7.39%, 10/15/2032
(f)
$ 250 $ 251
1.00 x 3 Month USD LIBOR + 7.15%
Carlyle Global Market Strategies Euro CLO
2015-1 Ltd
5.50%, 01/16/2033
(f)
EUR 882 1,002
1.00 x 3 Month Euro Interbank Offered
Rate + 5.50%
CARLYLE US CLO 2017-4 Ltd
3.04%, 01/15/2030
(f)
$ 280 274
1.00 x 3 Month USD LIBOR + 2.80%
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(f)
100 101
CLI Funding VIII LLC
1.64%, 02/18/2046
(f)
400 397
Cole Park CLO Ltd 2015-1
3.37%, 10/20/2028
(f)
255 256
1.00 x 3 Month USD LIBOR + 3.15%
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(f),(l)
42 42
DB Master Finance LLC
4.35%, 05/20/2049
(f)
207 223
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(f)
59 60
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(f)
206 213
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(f)
199 205
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(f)
514 554
Dryden 33 Senior Loan Fund
7.21%, 04/15/2029
(f)
700 702
1.00 x 3 Month USD LIBOR + 6.97%
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(g),(h)
695 253
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(g),(h)
316 47
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(e),(f),(g),(h)
1,030 —
Global Container Assets Ltd
4.50%, 02/05/2030
(f)
169 169
Hardee's Funding LLC
3.98%, 12/20/2050
(f)
120 125
Hayfin US XII Ltd
7.12%, 07/20/2032
(f)
110 110
1.00 x 3 Month USD LIBOR + 6.90%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(f)
55 57
HPEFS Equipment Trust
2.79%, 07/22/2030
(f)
500 519
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(f)
115 118
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(f)
332 331
KKR Clo 25 Ltd
6.78%, 04/15/2032
(f)
640 636
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(f),(l)
326 329
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059
(f),(l)
166 167
Madison Park Funding XXVI Ltd
3.21%, 07/29/2030
(f)
255 252
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
2.74%, 04/15/2029
(f)
255 249
1.00 x 3 Month USD LIBOR + 2.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(f)
$ 598 $ 609
New Residential Mortgage Loan Trust
2020-NPL2
3.23%, 08/25/2060
(f),(l)
88 89
Octagon Investment Partners XVI Ltd
5.97%, 07/17/2030
(f)
500 486
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
2.12%, 01/22/2030
(f)
250 249
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
5.22%, 07/20/2032
(f)
255 247
1.00 x 3 Month USD LIBOR + 5.00%
OHA Credit Funding 4 Ltd
6.32%, 10/22/2032
(f)
255 254
1.00 x 3 Month USD LIBOR + 6.10%
OHA Loan Funding 2013-1 Ltd
3.27%, 07/23/2031
(f)
275 276
1.00 x 3 Month USD LIBOR + 3.05%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(f)
790 792
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(f)
620 643
OZLM XXIII Ltd
7.04%, 04/15/2032
(f)
430 427
1.00 x 3 Month USD LIBOR + 6.80%
Parallel 2017-1 Ltd
2.22%, 07/20/2029
(f)
305 301
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
2.37%, 10/20/2031
(f)
480 478
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(f)
272 260
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(f)
100 101
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(f)
420 431
PRPM 2020-1 LLC
2.98%, 02/25/2025
(f),(l)
385 386
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(f)
78 81
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(f)
741 746
Sound Point Clo XV Ltd
6.18%, 01/23/2029
(f)
1,500 1,346
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(f)
240 220
Textainer Marine Containers VII Ltd
1.68%, 02/20/2046
(f)
195 193
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(f),(l)
162 159
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060
(f),(l)
62 62
Wendy's Funding LLC
4.08%, 06/15/2049
(f)
82 86
Wingstop Funding LLC
2.84%, 12/05/2050
(f)
100 101
York CLO-7 Ltd
4.02%, 01/22/2033
(f)
295 296
1.00 x 3 Month USD LIBOR + 3.80%
$ 28,029

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.37%
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 $ 250
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,221
7.13%, 01/31/2025 210 227
Viatris Inc
4.00%, 06/22/2050
(f)
290 298
$ 1,996
Pipelines - 0.53%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 630 678
Energy Transfer Operating LP
3.75%, 05/15/2030 65 69
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(f)
1,800 1,780
2.94%, 09/30/2040
(f)
205 202
Kinder Morgan Inc
5.05%, 02/15/2046 75 86
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032
(f)
55 54
$ 2,869
Real Estate - 0.75%
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 750 758
9.38%, 06/30/2024 200 191
11.95%, 11/12/2023 325 338
Sunac China Holdings Ltd
6.50%, 01/10/2025 375 374
6.65%, 08/03/2024 200 203
7.00%, 07/09/2025 775 783
7.25%, 06/14/2022 200 205
Yuzhou Group Holdings Co Ltd
6.00%, 01/25/2022 220 223
8.50%, 02/04/2023 725 772
8.50%, 02/26/2024 200 215
$ 4,062
Regional Authority - 0.12%
Provincia de Buenos Aires/Government Bonds
37.85%, 04/12/2025
(f)
ARS 11,045 110
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
37.93%, 05/31/2022 51,665 540
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 650
REITs - 0.14%
Iron Mountain Inc
5.00%, 07/15/2028
(f)
$ 165 171
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(f)
160 155
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
3.88%, 02/15/2029
(f)
130 131
National Health Investors Inc
3.00%, 02/01/2031 35 34
SBA Communications Corp
3.13%, 02/01/2029
(f)
260 254
$ 745
Retail - 0.57%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(f)
50 51
4.38%, 01/15/2028
(f)
255 259
Carvana Co
5.63%, 10/01/2025
(f)
125 130
5.88%, 10/01/2028
(f)
145 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Murphy Oil USA Inc
3.75%, 02/15/2031
(f)
$ 40 $ 40
Sizzling Platter LLC / Sizzling Platter Finance
Corp
8.50%, 11/28/2025
(f)
259 269
Staples Inc
10.75%, 04/15/2027
(f),(o)
2,048 1,956
Yum! Brands Inc
3.63%, 03/15/2031 230 221
$ 3,078
Semiconductors - 0.15%
Broadcom Inc
4.30%, 11/15/2032 740 826
Sovereign - 8.42%
1MDB Global Investments Ltd
4.40%, 03/09/2023 900 904
Argentine Republic Government International
Bond
0.12%, 07/09/2035
(l)
4,276 1,366
0.12%, 07/09/2046
(l)
EUR 64 24
0.50%, 07/09/2029 1 —
Brazilian Government International Bond
2.88%, 06/06/2025
(o)
$ 2,964 3,019
3.88%, 06/12/2030
(o)
997 992
Dominican Republic International Bond
4.50%, 01/30/2030 400 404
5.95%, 01/25/2027 275 310
Egypt Government International Bond
5.88%, 02/16/2031
(f)
575 554
6.38%, 04/11/2031 EUR 300 377
7.63%, 05/29/2032 $ 1,300 1,387
El Salvador Government International Bond
5.88%, 01/30/2025 250 244
7.12%, 01/20/2050 300 277
7.65%, 06/15/2035 100 99
Export-Import Bank of Korea
6.75%, 08/09/2022 INR 7,100 98
Ghana Government International Bond
6.38%, 02/11/2027 $ 750 770
7.88%, 03/26/2027 475 516
Indonesia Treasury Bond
5.50%, 04/15/2026 IDR 16,600,000 1,153
7.00%, 05/15/2027 19,600,000 1,436
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 150 181
4.88%, 01/30/2032
(f)
1,100 1,327
5.88%, 10/17/2031 200 260
Mexico Government International Bond
3.77%, 05/24/2061 $ 405 356
Montenegro Government International Bond
2.88%, 12/16/2027
(f)
EUR 650 753
5.75%, 03/10/2021
(o)
2,282 2,754
Oman Government International Bond
7.38%, 10/28/2032 $ 600 673
Peru Government Bond
6.15%, 08/12/2032 PEN 5,325 1,663
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 34,042 1,557
8.88%, 02/28/2035 64,500 3,785
Romanian Government International Bond
1.38%, 12/02/2029
(f)
EUR 250 300
2.00%, 01/28/2032 675 818
3.50%, 04/03/2034 350 487
3.62%, 05/26/2030
(f)
400 561
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 97,000 1,199
7.25%, 05/10/2034 136,000 1,870

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Serbia International Bond
3.13%, 05/15/2027
(f)
EUR 1,125 $ 1,502
Turkey Government International Bond
4.75%, 01/26/2026 $ 600 601
5.60%, 11/14/2024
(o)
592 619
5.75%, 03/22/2024
(o)
747 782
5.88%, 06/26/2031 2,025 2,005
6.25%, 09/26/2022
(o)
358 374
6.35%, 08/10/2024
(o)
732 781
6.38%, 10/14/2025
(o)
1,978 2,119
Ukraine Government Bond
16.42%, 11/17/2021 UAH 3,800 141
16.75%, 06/16/2021 4,300 156
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(l)
$ 1,125 1,234
7.75%, 09/01/2025 500 543
7.75%, 09/01/2027 1,000 1,082
Ukraine Treasury Bill
0.00%, 07/07/2021
(e)
UAH 20,100 696
Zambia Government International Bond
0.00%, 04/14/2024
(e)
$ 700 410
$ 45,519
Student Loan Asset Backed Securities - 0.34%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(f)
140 143
Navient Private Education Refi Loan Trust 2019-F
3.12%, 08/15/2068
(f)
445 455
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(f)
100 99
SLM Private Credit Student Loan Trust 2003-A
3.18%, 06/15/2032 189 189
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.20%, 03/15/2033 350 350
1.00 x US 28 Day Auction Rate + 0.00%
3.63%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(f)
100 104
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(f)
100 104
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(f)
23 23
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(f)
138 140
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(f)
160 165
$ 1,822
Supranational Bank - 0.18%
Banque Ouest Africaine de Developpement
2.75%, 01/22/2033
(f)
EUR 525 652
Eastern & Southern African Trade &
Development Bank/The
4.88%, 05/23/2024 $ 200 211
International Finance Corp
5.85%, 11/25/2022 INR 8,170 112
$ 975
Telecommunications - 1.26%
AT&T Inc
3.65%, 06/01/2051 $ 325 311
C&W Senior Financing DAC
7.50%, 10/15/2026
(f)
800 846
CommScope Inc
7.13%, 07/01/2028
(f)
455 477
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
190 186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Intrado Corp
8.50%, 10/15/2025
(f)
$ 1,912 $ 1,898
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
355 382
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 1,260 1,292
Plantronics Inc
4.75%, 03/01/2029
(f),(n)
111 111
VEON Holdings BV
3.38%, 11/25/2027
(f)
1,300 1,324
$ 6,827
Transportation - 0.04%
Indian Railway Finance Corp Ltd
2.80%, 02/10/2031
(f)
200 194
TOTAL BONDS $ 186,683
CONVERTIBLE BONDS - 0.70%
Principal
Amount (000's) Value (000's)
Airlines - 0.06%
Southwest Airlines Co
1.25%, 05/01/2025 $ 210 $ 353
Biotechnology - 0.15%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 130
1.25%, 05/15/2027
(f)
495 505
Guardant Health Inc
0.00%, 11/15/2027
(e),(f)
60 77
Halozyme Therapeutics Inc
0.25%, 03/01/2027
(f),(n)
80 79
$ 791
Commercial Services - 0.03%
Chegg Inc
0.00%, 09/01/2026
(e),(f)
60 71
Shift4 Payments Inc
0.00%, 12/15/2025
(e),(f)
80 98
$ 169
Computers - 0.01%
Lumentum Holdings Inc
0.50%, 12/15/2026 30 36
Energy - Alternate Sources - 0.01%
Sunrun Inc
0.00%, 02/01/2026
(e),(f)
40 39
Entertainment - 0.03%
Marriott Vacations Worldwide Corp
0.00%, 01/15/2026
(e),(f)
120 142
Healthcare - Products - 0.01%
SmileDirectClub Inc
0.00%, 02/01/2026
(e),(f)
60 57
Healthcare - Services - 0.08%
Teladoc Health Inc
1.25%, 06/01/2027
(f)
340 440
Internet - 0.05%
Expedia Group Inc
0.00%, 02/15/2026
(e),(f)
85 91
Palo Alto Networks Inc
0.38%, 06/01/2025
(f)
15 20
Uber Technologies Inc
0.00%, 12/15/2025
(e),(f)
170 178
$ 289
Leisure Products & Services - 0.00%
Peloton Interactive Inc
0.00%, 02/15/2026
(e),(f)
30 30
Media - 0.22%
DISH Network Corp
0.00%, 12/15/2025
(e),(f)
15 15
2.38%, 03/15/2024 140 132
3.38%, 08/15/2026 1,002 942

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
125
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Liberty Media Corp
0.50%, 12/01/2050
(f)
$ 80 $ 96
$ 1,185
Pharmaceuticals - 0.02%
Neurocrine Biosciences Inc
2.25%, 05/15/2024 85 126
Software - 0.02%
Bentley Systems Inc
0.13%, 01/15/2026
(f)
30 31
LivePerson Inc
0.00%, 12/15/2026
(e),(f)
55 63
$ 94
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 40 44
TOTAL CONVERTIBLE BONDS $ 3,795
CREDIT LINKED STRUCTURED NOTES
- 1.36%
Principal
Amount (000's) Value (000's)
Sovereign - 1.36%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(f)
CNY 47,600 $ 7,355
TOTAL CREDIT LINKED STRUCTURED NOTES $ 7,355
SENIOR FLOATING RATE INTERESTS
- 0.88%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.17%
GC EOS Buyer Inc
4.62%, 06/27/2025
(q)
$ 970 $ 944
3 Month USD LIBOR + 4.50%
Commercial Services - 0.19%
Garda World
4.99%, 10/30/2026
(q)
1,000 1,001
3 Month USD LIBOR + 4.75%
Consumer Products - 0.07%
KIK Custom Products Inc
4.25%, 12/22/2026
(q)
372 372
Diversified Financial Services - 0.18%
Syncapay Inc
7.50%, 12/10/2027
(q)
1,000 990
1 Month USD LIBOR + 6.50%
Engineering & Construction - 0.01%
Tutor Perini Corp
4.49%, 08/13/2027
(q)
44 45
3 Month USD LIBOR + 4.75%
Entertainment - 0.01%
Deluxe Entertainment Services Group Inc
0.00%, PIK 0.00%, 03/25/2024
(e),(h),(p),(q)
99 40
1 Month USD LIBOR + 6.50%
0.00%, PIK 0.00%, 09/25/2024
(e),(h),(p),(q)
806 —
1 Month USD LIBOR + 8.50%
$ 40
Hand & Machine Tools - 0.18%
Apex Tool
6.50%, 08/01/2024
(q)
994 992
1 Month USD LIBOR + 5.25%
Home Furnishings - 0.02%
Weber-Stephen Products LLC
4.00%, 10/20/2027
(q)
125 125
1 Month USD LIBOR + 3.25%
Insurance - 0.01%
Alliant Holdings Intermediate LLC
4.25%, 10/08/2027
(q)
17 17
1 Month USD LIBOR + 3.75%
Amwins Group Inc
3.00%, 02/17/2028
(q)
43 43
1 Month USD LIBOR + 2.25%
$ 60
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.03%
Ziggo BV
3.00%, 01/17/2029
(q)
EUR 115 $ 138
3 Month Euro Interbank Offered Rate +
3.00%
Oil & Gas Services - 0.01%
Lealand Finance Co BV
3.11%, 06/28/2024
(q)
$ 44 35
1 Month USD LIBOR + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,742
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 25.64%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 25.06%
0.13%, 06/30/2022
(o)
$ 2,773 $ 2,773
0.25%, 09/30/2025
(o)
7,578 7,424
0.38%, 09/30/2027
(o)
10,570 10,075
1.13%, 08/15/2040
(o)
7,844 6,612
1.25%, 10/31/2021
(o)
20,120 20,279
1.88%, 03/31/2022
(o)
18,234 18,586
2.13%, 05/15/2022
(o)
23,265 23,826
2.50%, 01/15/2022
(o)
26,693 27,253
2.50%, 02/15/2022
(o)
18,234 18,653
$ 135,481
U.S. Treasury Bill - 0.58%
0.07%, 01/27/2022
(r)
1,830 1,829
0.12%, 11/04/2021
(r),(s)
1,300 1,299
$ 3,128
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 138,609
REPURCHASE AGREEMENTS - 17.80%
Maturity
Amount (000's) Value (000's)
Banks - 17.80%
Merrill Lynch Repurchase Agreement; (0.02)%
traded 02/26/2021 maturing 03/01/2021
(collateralized by United States Treasury
Inflation Indexed Bonds; $2,477,660; 0.13%;
dated 07/15/30)
$ 2,542 $ 2,542
Merrill Lynch Repurchase Agreement; (0.02)%
traded 02/26/2021 maturing 03/01/2021
(collateralized by United States Treasury
Inflation Indexed Bonds; $6,157,998; 0.13%;
dated 10/15/25)
6,199 6,199
Merrill Lynch Repurchase Agreement; (0.02)%
traded 02/26/2021 maturing 03/01/2021
(collateralized by United States Treasury Note/
Bond; $2,158,608; 1.88%; dated 02/15/51)
2,170 2,170
Merrill Lynch Repurchase Agreement on
securities sold short; (0.02)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $18,196,872; 2.25%; dated 02/15/37)
18,250 18,250
Merrill Lynch Repurchase Agreement on
securities sold short; (0.02)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $3,454,720; 1.25%; dated 05/15/50)
3,482 3,482
Merrill Lynch Repurchase Agreement on
securities sold short; (0.02)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $20,898,341; 1.13%; dated 02/28/22)
21,022 21,022
Merrill Lynch Repurchase Agreement on
securities sold short; (0.02)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $29,986,451; 0.13%; dated 09/30/22)
29,979 29,979

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
126
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; (0.10)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $3,428,684; 0.63%; dated 08/15/30)
$ 3,424 $ 3,424
Merrill Lynch Repurchase Agreement on
securities sold short; (0.10)% traded
02/26/2021 maturing 04/08/2021
(collateralized by Turkey Government
International Bond; $713,667; 11.88%; dated
01/15/30)
724 725
Merrill Lynch Repurchase Agreement; (0.30)%
traded 02/26/2021 maturing 03/01/2021
(collateralized by United States Treasury Note/
Bond; $5,454,304; 1.13%; dated 02/15/31)
5,498 5,499
Merrill Lynch Repurchase Agreement on
securities sold short; (0.30)% traded
03/18/2020 (collateralized by Republic of
South Africa Government International Bond;
$3,257,188; 4.85%; dated 09/27/27)
(t)
2,947 2,956
$ 96,248
TOTAL REPURCHASE AGREEMENTS $ 96,248
TOTAL PURCHASED OPTIONS - 0.24% $ 1,305
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.01% $ 54
Total Investments $ 780,190
Other Assets and Liabilities -  (44.30)% (239,500)
TOTAL NET ASSETS - 100.00% $ 540,690
(a) Current yield shown is as of period end.
(b) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(c) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $85,532 or
15.82% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $112,320 or 20.77% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6,432 or 1.19%
of net assets.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security purchased on a when-issued basis.
(o) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $145,295 or 26.87% of net assets.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) Rate shown is the discount rate of the original purchase.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $440 or 0.08% of net assets.
(t) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 35.72%
Financial 27.40%
Money Market Funds 21.51%
Consumer, Non-cyclical 10.56%
Communications 8.28%
Industrial 7.88%
Consumer, Cyclical 7.69%
Mortgage Securities 6.13%
Asset Backed Securities 5.98%
Technology 5.55%
Energy 3.14%
Basic Materials 3.06%
Utilities 1.11%
Purchased Options 0.24%
Diversified 0.03%
Investment Companies 0.01%
Purchased Interest Rate Swaptions 0.01%
Investments Sold Short (30.71)%
Other Assets and Liabilities
(13.59)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 89,036 $ 541,939 $ 523,784 $ 107,191
$ 89,036 $ 541,939 $ 523,784 $ 107,191
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
127
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb - Class A 06/24/2015 $ 157 $ 695 0.13%
Element Comm Aviation 06/15/2015 2,800 294 0.05%
Forward Venture Services LLC   0.00% 11/20/2014 102 632 0.12%
Jand Inc 04/23/2015 19 39 0.01%
Jand Inc   0.00% 04/23/2015 43 88 0.01%
Marklogic - Escrow   0.00% 11/10/2020 4 3 0.00%
Porch Group, Inc. 12/23/2020 25 46 0.01%
Veracode Inc - Escrow   0.00% 04/18/2017 21 — 0.00%
WE Company Common Class A 12/08/2014 6 1 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 31 0.01%
WE Company Preferred D-2   0.00% 12/08/2014 64 24 0.00%
Total $ 1,853 0.34%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - SPDR Gold Shares ETP N/A 22 $ 2 $ 200.00 01/24/2022 $ 27 $ 7 $ (20)
Call - T-Mobile US Inc N/A 71 7 $ 125.00 04/19/2021 28 25 (3)
Put - iShares Russell 2000 ETF N/A 24 2 $ 180.00 04/01/2021 13 3 (10)
Put - iShares Russell 2000 ETF N/A 24 2 $ 175.00 04/01/2021 13 2 (11)
Put - iShares Russell 2000 ETF N/A 24 2 $ 165.00 04/01/2021 9 1 (8)
Put - iShares Russell 2000 ETF N/A 24 2 $ 171.00 03/22/2021 10 1 (9)
Put - S&P 500 Index N/A 21 2 $ 3,375.00 09/20/2021 376 303 (73)
Put - S&P 500 Index N/A 24 2 $ 3,150.00 03/22/2021 390 14 (376)
Put - S&P 500 Index N/A 21 2 $ 3,325.00 06/21/2021 184 160 (24)
Put - SPDR S&P 500 ETF Trust N/A 12 1 $ 334.00 03/22/2021 7 2 (5)
Put - SPDR S&P 500 ETF Trust N/A 12 1 $ 333.00 04/01/2021 9 3 (6)
Put - SPDR S&P 500 ETF Trust N/A 12 1 $ 330.00 04/01/2021 8 2 (6)
Put - SPDR S&P 500 ETF Trust N/A 12 1 $ 334.00 04/01/2021 9 3 (6)
Call - EUR versus ZAR JPMorgan Chase 1 EUR 2,220 EUR 18.80 04/01/2021 25 33 8
Call - EUR versus ZAR Citigroup Inc 1 1,839 EUR 19.30 04/01/2021 50 15 (35)
Call - EUR versus ZAR Citigroup Inc 1 1,510 EUR 19.30 04/01/2021 47 12 (35)
Call - USD versus CLP Morgan Stanley & Co 1 $ 1,813 $ 755.00 06/16/2021 42 25 (17)
Call - USD versus CLP Morgan Stanley & Co 1 5,439 $ 755.00 06/16/2021 158 74 (84)
Call - USD versus MXN UBS AG 1 2,563 $ 21.20 03/31/2021 46 43 (3)
Call - USD versus MXN Goldman Sachs & Co 1 4,343 $ 21.20 03/31/2021 73 73 —
Call - USD versus PHP JPMorgan Chase 1 3,484 $ 49.50 08/18/2021 28 47 19
Call - USD versus PHP Nomura Securities 1 2,136 $ 49.50 08/18/2021 21 29 8
Call - USD versus USD Jefferies & Company 1 2,775 $ 1.36 03/29/2021 52 108 56
Put - USD versus BRL Goldman Sachs & Co 1 2,136 $ 5.30 05/12/2021 55 23 (32)
Put - USD versus BRL Citigroup Inc 1 712 $ 5.30 05/12/2021 26 8 (18)
Put - USD versus BRL BNP Paribas 1 3,916 $ 5.30 05/12/2021 128 43 (85)
Put - USD versus BRL Morgan Stanley & Co 1 1,068 $ 5.30 05/12/2021 36 12 (24)
Put - USD versus CNH Standard Chartered Bank,
Hong Kong
1 2,848 $ 6.45 05/20/2021 17 15 (2)
Put - USD versus IDR Barclays Bank PLC 1 3,060 $ 13,800.00 04/02/2021 42 1 (41)
Put - USD versus IDR UBS AG 1 6,040 $ 13,800.00 04/02/2021 86 3 (83)
Put - USD versus IDR Barclays Bank PLC 1 1,224 $ 13,800.00 04/21/2021 9 1 (8)
Put - USD versus JPY Barclays Bank PLC 1 2,775 $ 103.50 05/17/2021 16 12 (4)
Put - USD versus JPY Barclays Bank PLC 1 2,775 $ 103.50 05/17/2021 15 12 (3)
Put - USD versus JPY Standard Chartered Bank,
Hong Kong
1 2,850 $ 104.25 06/16/2021 26 22 (4)
Put - USD versus TRY Morgan Stanley & Co 1 6,732 $ 7.30 04/16/2021 108 72 (36)
Put - USD versus TRY Deutsche Bank AG 1 3,752 $ 7.25 05/03/2021 70 36 (34)
Put - US 5 Year Note Future; June
2021
N/A 54 54 $ 125.00 03/29/2021 16 60 44
Total $ 2,275 $ 1,305 $ (970)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Activision Blizzard Inc N/A 2 $ — $ 110.00 04/19/2021 $ — $ — $ —
Call - Applied Materials Inc N/A 1 — $ 135.00 04/19/2021 — — —
Call - Bank of America Corp N/A 6 1 $ 37.00 04/19/2021 (1) (1) —
Call - Chevron Corp N/A 2 — $ 105.00 04/19/2021 (1) (1) —
Call - Comcast Corp N/A 2 — $ 55.00 04/19/2021 — — —
Call - Crown Castle International
Corp
N/A 1 — $ 175.00 04/19/2021 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
128
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - DR Horton Inc N/A 2 $ — $ 90.00 04/19/2021 $ — $ — $ —
Call - Exxon Mobil Corp N/A 3 — $ 60.00 04/19/2021 — — —
Call - Fox Corp N/A 2 — $ 37.00 04/19/2021 — — —
Call - Gilead Sciences Inc N/A 3 — $ 70.00 04/19/2021 — — —
Call - HCA Holdings Inc N/A 1 — $ 190.00 04/19/2021 — — —
Call - Intel Corp N/A 3 — $ 70.00 04/19/2021 — — —
Call - Lowe's Cos Inc N/A 1 — $ 195.00 04/19/2021 — — —
Call - Morgan Stanley N/A 2 — $ 85.00 04/19/2021 — — —
Call - Nexstar Media Group Inc N/A 1 — $ 140.00 04/19/2021 (1) (1) —
Call - Oracle Corp N/A 3 — $ 67.50 04/19/2021 (1) (1) —
Call - Pfizer Inc N/A 3 — $ 37.00 04/19/2021 — — —
Call - Philip Morris International
Inc
N/A 1 — $ 90.00 04/19/2021 — — —
Call - Skyworks Solutions Inc N/A 1 — $ 210.00 04/19/2021 — — —
Call - Target Corp N/A 1 — $ 210.00 04/19/2021 — — —
Call - Texas Instruments Inc N/A 1 — $ 190.00 04/19/2021 — — —
Call - T-Mobile US Inc N/A 71 7 $ 140.00 04/19/2021 (6) (5) 1
Put - S&P 500 Index N/A 21 2 $ 3,100.00 09/20/2021 (251) (204) 47
Put - S&P 500 Index N/A 21 2 $ 2,975.00 06/21/2021 (152) (83) 69
Put - T-Mobile US Inc N/A 71 7 $ 115.00 04/19/2021 (19) (23) (4)
Call - EUR versus HUF Barclays Bank PLC 1 EUR 2,144 EUR 368.00 08/18/2021 (27) (35) (8)
Put - USD versus CLP Morgan Stanley & Co 1 $ 4,230 $ 710.00 06/16/2021 (70) (77) (7)
Put - USD versus CNH Standard Chartered Bank,
Hong Kong
1 2,848 $ 6.35 05/20/2021 (6) (5) 1
Put - USD versus INR Nomura Securities 1 1,340 $ 72.00 05/26/2021 (5) (2) 3
Put - USD versus JPY Standard Chartered Bank ,
Hong Kong
1 2,850 $ 102.00 06/16/2021 (13) (12) 1
Put - USD versus TRY Deutsche Bank AG 1 3,752 $ 6.95 05/03/2021 (23) (11) 12
Put - USD versus TRY Goldman Sachs & Co 1 6,732 $ 7.00 04/16/2021 (48) (20) 28
Put - USD versus ZAR Goldman Sachs & Co 1 3,204 $ 14.90 05/19/2021 (62) (63) (1)
Put - USD versus ZAR JPMorgan Chase 1 1,876 $ 14.90 07/07/2021 (51) (46) 5
Put - US 5 Year Note Future; June
2021
N/A 54 54 $ 124.25 03/29/2021 (6) (33) (27)
Put - US 5 Year Note Future; June
2021
N/A 54 54 $ 124.75 03/29/2021 (11) (49) (38)
Total $ (754) $ (672) $ 82
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive ZAR 489,806 4.50% 08/09/2021 $ 199 $ 31 $ (168)
Call - 3 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive 164,082 4.50% 08/25/2021 39 12 (27)
Call - 5 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive 87,510 5.25% 02/11/2022 60 11 (49)
Total $ 298 $ 54 $ (244)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Long 402 $ 100,244 $ (51)
90 Day Short Sterling; December 2021 Long 301 52,359 (54)
Australia 10 Year Bond; March 2021 Short 27 2,848 109
Brent Crude; May 2021
(a)
Long 34 2,190 69
Canada 10 Year Bond; June 2021 Short 1 110 —
Cocoa; May 2021
(a)
Long 17 419 26
Coffee 'C'; May 2021
(a)
Long 21 1,083 86
Corn; May 2021
(a)
Long 98 2,683 6
Cotton No.2; May 2021
(a)
Long 11 489 (3)
DAX Index; March 2021 Long 3 1,245 (22)
DJ Euro Stoxx 50; March 2021 Long 1 44 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
129
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
DJ Euro Stoxx 50; March 2021 Short 146 $ 6,389 $ (204)
Dollar Index; March 2021 Short 18 1,636 (7)
E-Mini DJIA Index; March 2021 Long 6 927 (14)
Euribor; June 2022 Long 201 60,923 (37)
Euro Bond 10 Year Bond; March 2021 Short 7 1,464 33
Euro Bond 10 Year Bond; March 2021 Long 53 11,088 (203)
Euro Schatz; March 2021 Long 148 20,030 (23)
Euro-Bobl 5 Year; March 2021 Long 140 22,670 (141)
FTSE100 Index; March 2021 Short 28 2,512 37
FTSE100 Index; March 2021 Short 17 1,525 33
Gasoline RBOB; April 2021
(a)
Long 48 3,932 137
Gold 100 oz; April 2021
(a)
Long 10 1,729 (85)
Hang Seng Index; March 2021 Long 25 4,667 (215)
Japan 10 Year Bond TSE; March 2021 Short 13 18,369 143
Japan Topix Index; March 2021 Long 21 3,695 93
KC HRW Wheat; July 2021
(a)
Long 39 1,244 (5)
LME Copper; June 2021
(a)
Long 7 1,588 278
LME Copper; March 2021
(a)
Short — — 558
LME PRI Alum; June 2021
(a)
Long 31 1,673 91
LME PRI Alum; March 2021
(a)
Short — — 74
LME Zinc; June 2021
(a)
Long 12 839 62
LME Zinc; March 2021
(a)
Short — — (2)
Low Sulphur Gasoline; April 2021
(a)
Long 45 2,397 31
Mini Japan 10 Year Bond; March 2021 Short 16 2,263 9
Nasdaq 100 E-Mini; March 2021 Long 21 5,423 (242)
Natural Gas; April 2021
(a)
Short 36 998 64
Nikkei 225 OSE; March 2021 Long 8 2,195 6
NY Harb ULSD; April 2021
(a)
Long 39 3,019 40
Russell 2000 Emini; March 2021 Long 12 1,320 (41)
Russell 2000 Emini; March 2021 Short 110 12,096 (1,536)
S&P 500 Emini; March 2021 Long 18 3,428 (80)
S&P Mid 400 Emini; March 2021 Short 2 499 (52)
S&P/TSX 60 Index; March 2021 Short 3 505 (14)
Silver; May 2021
(a)
Long 19 2,512 (127)
Soybean Meal; May 2021
(a)
Long 24 1,011 (16)
Soybean Oil; May 2021
(a)
Long 21 629 51
Soybean; May 2021
(a)
Long 36 2,528 29
Sugar #11; May 2021
(a)
Long 50 921 29
UK 10 Year Gilt; June 2021 Long 48 8,544 (86)
US 10 Year Note; June 2021 Short 93 12,343 112
US 10 Year Note; June 2021 Short 73 9,688 96
US 10 Year Note; June 2021 Long 23 3,053 (8)
US 10 Year Ultra Note; June 2021 Short 20 2,947 16
US 2 Year Note; June 2021 Short 107 23,622 16
US 2 Year Note; June 2021 Long 235 51,880 (42)
US 5 Year Note; June 2021 Long 280 34,711 (273)
US 5 Year Note; June 2021 Short 28 3,471 3
US Long Bond; June 2021 Short 49 7,802 87
US Long Bond; June 2021 Short 13 2,070 15
US Ultra Bond; June 2021 Short 26 4,916 31
Wheat; May 2021
(a)
Long 42 1,387 20
WTI Crude; April 2021
(a)
Long 34 2,091 61
Total $ (1,032)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/01/2021 CLP 445,822 $ 604 $ 12 $ —
Bank of America NA 03/01/2021 $ 608 CLP 445,822 — (8)
Bank of America NA 03/02/2021 BRL 3,869 $ 712 — (21)
Bank of America NA 03/02/2021 MXN 9,892 $ 472 1 —
Bank of America NA 03/02/2021 $ 719 BRL 3,868 28 —
Bank of America NA 03/04/2021 $ 429 CLP 314,696 — (6)
Bank of America NA 03/09/2021 CNY 5,181 $ 804 — (6)
Bank of America NA 03/09/2021 PHP 71,629 $ 1,478 1 (6)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
130
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/09/2021 $ 804 CNY 5,224 $ — $ (1)
Bank of America NA 03/09/2021 $ 1,477 PHP 71,356 11 —
Bank of America NA 03/10/2021 INR 86,112 $ 1,158 11 —
Bank of America NA 03/10/2021 MXN 110,622 $ 5,491 — (208)
Bank of America NA 03/10/2021 $ 1,718 MXN 34,626 64 —
Bank of America NA 03/10/2021 $ 1,158 INR 84,974 5 —
Bank of America NA 03/16/2021 MXN 63,106 $ 2,928 115 (33)
Bank of America NA 03/16/2021 $ 2,901 MXN 63,105 — (111)
Bank of America NA 03/17/2021 IDR 8,708,692 $ 617 — (10)
Bank of America NA 03/17/2021 $ 617 IDR 8,620,928 16 —
Bank of America NA 03/18/2021 IDR 10,912,725 $ 765 — (5)
Bank of America NA 03/18/2021 ZAR 23,094 $ 1,544 — (21)
Bank of America NA 03/18/2021 TRY 9,004 $ 1,233 — (28)
Bank of America NA 03/18/2021 $ 1,544 ZAR 22,718 46 —
Bank of America NA 03/18/2021 $ 1,233 TRY 8,770 60 —
Bank of America NA 03/18/2021 $ 765 IDR 11,006,820 — (2)
Bank of America NA 03/19/2021 AUD 16,608 $ 12,596 233 (48)
Bank of America NA 03/19/2021 GBP 18,022 $ 24,542 575 (6)
Bank of America NA 03/19/2021 CAD 9,233 $ 7,243 19 (9)
Bank of America NA 03/19/2021 EUR 19,483 $ 23,616 6 (106)
Bank of America NA 03/19/2021 JPY 3,685,880 $ 35,465 — (876)
Bank of America NA 03/19/2021 MXN 101,253 $ 5,055 — (224)
Bank of America NA 03/19/2021 NZD 12,509 $ 8,904 135 (3)
Bank of America NA 03/19/2021 CHF 15,184 $ 17,081 — (375)
Bank of America NA 03/19/2021 $ 36,072 JPY 3,746,223 920 —
Bank of America NA 03/19/2021 $ 10,710 GBP 7,908 1 (308)
Bank of America NA 03/19/2021 $ 3,556 NZD 4,972 3 (37)
Bank of America NA 03/19/2021 $ 1,307 MXN 25,884 71 —
Bank of America NA 03/19/2021 $ 11,066 AUD 14,403 32 (46)
Bank of America NA 03/19/2021 $ 13,731 EUR 11,282 113 —
Bank of America NA 03/19/2021 $ 7,233 CHF 6,411 179 —
Bank of America NA 03/19/2021 $ 5,696 CAD 7,216 26 (2)
Bank of America NA 03/25/2021 EUR 643 $ 782 — (6)
Bank of America NA 03/25/2021 JPY 56,308 $ 536 — (8)
Bank of America NA 03/26/2021 EUR 2,900 $ 3,504 — (3)
Bank of America NA 03/26/2021 JPY 377,864 $ 3,576 — (30)
Bank of America NA 03/26/2021 $ 3,503 EUR 2,900 2 —
Bank of America NA 03/29/2021 IDR 12,951,270 $ 906 — (8)
Bank of America NA 03/29/2021 MXN 64,192 $ 2,845 214 —
Bank of America NA 03/29/2021 $ 366 ARS 34,833 — (10)
Bank of America NA 03/29/2021 $ 2,950 MXN 64,191 — (111)
Bank of America NA 03/29/2021 $ 906 IDR 12,711,180 25 —
Bank of America NA 03/30/2021 GBP 555 $ 778 — (5)
Bank of America NA 03/30/2021 $ 1,567 GBP 1,110 20 —
Bank of America NA 03/31/2021 EUR 1,388 SEK 13,996 16 —
Bank of America NA 03/31/2021 EUR 833 NOK 8,538 20 —
Bank of America NA 03/31/2021 EUR 1,408 HUF 503,702 23 —
Bank of America NA 03/31/2021 HUF 515,849 EUR 1,407 18 —
Bank of America NA 03/31/2021 JPY 44,061 $ 416 — (3)
Bank of America NA 03/31/2021 NZD 1,110 $ 809 — (7)
Bank of America NA 03/31/2021 KRW 616,394 $ 554 — (8)
Bank of America NA 03/31/2021 CHF 1,008 $ 1,110 — —
Bank of America NA 03/31/2021 $ 555 CAD 698 7 —
Bank of America NA 03/31/2021 $ 1,210 INR 89,042 11 —
Bank of America NA 03/31/2021 $ 36 HUF 12,147 — (4)
Bank of America NA 04/05/2021 THB 18,069 $ 591 8 —
Bank of America NA 04/05/2021 $ 569 THB 18,069 — (31)
Bank of America NA 04/06/2021 EUR 1,995 ZAR 37,386 — (52)
Bank of America NA 04/06/2021 IDR 49,724,901 $ 3,506 — (68)
Bank of America NA 04/06/2021 ZAR 37,842 EUR 1,996 83 —
Bank of America NA 04/06/2021 $ 3,506 IDR 49,037,064 115 —
Bank of America NA 04/08/2021 EUR 1,638 PLN 7,362 10 —
Bank of America NA 04/08/2021 PLN 7,362 EUR 1,638 — (10)
Bank of America NA 04/14/2021 BRL 4,981 $ 981 — (94)
Bank of America NA 04/14/2021 $ 982 BRL 5,115 70 —
Bank of America NA 04/15/2021 INR 202,550 $ 2,708 13 —
Bank of America NA 04/15/2021 $ 1,498 INR 110,960 7 —
Bank of America NA 04/16/2021 TRY 26,806 $ 3,549 24 (33)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
131
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 04/16/2021 $ 2,692 TRY 20,560 $ 10 $ (34)
Bank of America NA 04/22/2021 IDR 2,619,045 $ 185 — (4)
Bank of America NA 04/22/2021 $ 185 IDR 2,592,035 6 —
Bank of America NA 04/26/2021 ZAR 8,817 $ 572 7 —
Bank of America NA 04/26/2021 THB 30,962 $ 1,031 — (4)
Bank of America NA 04/26/2021 $ 572 ZAR 8,822 — (8)
Bank of America NA 04/26/2021 $ 1,031 THB 30,969 3 —
Bank of America NA 04/27/2021 COP 15,551,057 $ 4,146 113 —
Bank of America NA 04/27/2021 $ 4,053 COP 15,551,056 — (208)
Bank of America NA 04/30/2021 JPY 55,579 $ 534 — (12)
Bank of America NA 04/30/2021 PHP 31,334 $ 640 — (3)
Bank of America NA 04/30/2021 $ 534 JPY 56,405 4 —
Bank of America NA 04/30/2021 $ 3,642 PHP 176,804 49 —
Bank of America NA 05/03/2021 CLP 260,628 $ 356 5 —
Bank of America NA 05/03/2021 MXN 66,941 $ 3,273 — (93)
Bank of America NA 05/03/2021 $ 356 CLP 259,079 — (2)
Bank of America NA 05/03/2021 $ 858 TRY 6,383 21 —
Bank of America NA 05/03/2021 $ 3,065 MXN 66,941 — (116)
Bank of America NA 05/05/2021 PEN 16,723 $ 4,590 — (2)
Bank of America NA 05/05/2021 PHP 69,520 $ 1,424 — (11)
Bank of America NA 05/05/2021 $ 4,590 PEN 16,564 45 —
Bank of America NA 05/05/2021 $ 3,920 PHP 189,918 60 —
Bank of America NA 05/06/2021 MXN 32,742 $ 1,625 — (70)
Bank of America NA 05/06/2021 $ 1,530 MXN 32,742 — (25)
Bank of America NA 05/10/2021 MXN 32,305 $ 1,590 — (57)
Bank of America NA 05/10/2021 $ 1,530 MXN 32,305 — (3)
Bank of America NA 05/13/2021 BRL 12,691 $ 2,314 — (55)
Bank of America NA 05/13/2021 $ 2,314 BRL 12,631 66 —
Bank of America NA 05/19/2021 $ 858 CLP 615,714 6 —
Bank of America NA 05/20/2021 ZAR 16,537 $ 1,068 15 —
Bank of America NA 05/20/2021 $ 1,068 ZAR 16,220 5 —
Bank of America NA 05/24/2021 MXN 5,519 $ 268 — (6)
Bank of America NA 05/28/2021 ZAR 10,392 $ 712 — (32)
Bank of America NA 05/28/2021 $ 712 ZAR 10,739 9 —
Bank of America NA 06/01/2021 MXN 32,249 $ 1,430 97 —
Bank of America NA 06/01/2021 $ 1,486 MXN 32,249 — (42)
Bank of America NA 06/14/2021 MXN 32,550 $ 1,478 61 —
Bank of America NA 06/14/2021 $ 1,423 MXN 32,550 — (117)
Bank of America NA 06/16/2021 INR 138,223 $ 1,850 — (6)
Bank of America NA 06/16/2021 $ 1,850 INR 137,598 15 —
Bank of America NA 06/17/2021 CLP 644,716 $ 890 9 (6)
Bank of America NA 06/17/2021 $ 890 CLP 650,572 — (10)
Bank of America NA 06/21/2021 MXN 61,789 $ 3,020 — (100)
Bank of America NA 06/21/2021 $ 3,056 MXN 61,789 137 —
Bank of America NA 07/12/2021 HUF 2,105,473 $ 7,161 — (162)
Bank of America NA 07/12/2021 $ 3,560 HUF 1,058,833 40 —
Bank of America NA 07/13/2021 HUF 1,058,744 $ 3,560 — (41)
Bank of America NA 07/13/2021 $ 3,567 HUF 1,058,744 48 —
Bank of America NA 07/19/2021 HUF 1,058,210 $ 3,560 — (43)
Bank of America NA 07/19/2021 $ 3,591 HUF 1,058,210 74 —
Bank of America NA 07/21/2021 HUF 1,060,880 $ 3,586 — (60)
Bank of America NA 07/21/2021 $ 3,560 HUF 1,060,880 34 —
Bank of America NA 08/03/2021 MXN 67,668 $ 3,065 118 —
Bank of America NA 08/03/2021 $ 3,275 MXN 67,668 92 —
Bank of America NA 08/17/2021 INR 59,850 $ 804 — (11)
Bank of America NA 08/18/2021 PHP 34,949 $ 712 — (6)
Bank of America NA 08/18/2021 $ 712 PHP 35,038 4 —
Bank of America NA 08/20/2021 CNY 30,388 $ 4,290 339 —
Bank of America NA 08/20/2021 $ 4,540 CNY 30,388 — (89)
Bank of America NA 08/23/2021 INR 40,007 $ 536 — (7)
Bank of America NA 09/01/2021 MXN 84,927 $ 3,718 265 —
Bank of America NA 09/01/2021 $ 3,753 MXN 84,927 — (230)
Bank of America NA 09/07/2021 MXN 66,212 $ 2,907 196 —
Bank of America NA 09/07/2021 $ 2,978 MXN 66,211 — (125)
Bank of America NA 09/14/2021 MXN 31,562 $ 1,422 55 —
Bank of America NA 09/14/2021 $ 1,509 MXN 31,562 32 —
Bank of America NA 11/08/2021 MXN 33,466 $ 1,530 28 —
Bank of America NA 11/08/2021 $ 1,627 MXN 33,466 69 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
132
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 11/09/2021 MXN 33,005 $ 1,530 $ 6 $ —
Bank of America NA 11/09/2021 $ 1,592 MXN 33,005 56 —
Bank of America NA 12/21/2021 MXN 63,017 $ 3,053 — (134)
Bank of America NA 12/21/2021 $ 3,020 MXN 63,017 102 —
Bank of America NA 01/12/2022 HUF 1,061,610 $ 3,560 — (42)
Bank of America NA 01/12/2022 $ 7,168 HUF 2,108,784 180 —
Bank of America NA 01/13/2022 HUF 1,060,524 $ 3,562 — (48)
Bank of America NA 01/13/2022 $ 3,563 HUF 1,060,524 49 —
Bank of America NA 01/19/2022 HUF 1,059,598 $ 3,590 — (79)
Bank of America NA 01/19/2022 $ 3,560 HUF 1,059,598 49 —
Bank of America NA 01/21/2022 HUF 1,063,605 $ 3,560 — (36)
Bank of America NA 01/21/2022 $ 3,591 HUF 1,063,605 66 —
Bank of New York Mellon 03/02/2021 EUR 3,000 $ 3,632 — (12)
Bank of New York Mellon 03/02/2021 $ 4,235 EUR 3,500 12 —
Bank of New York Mellon 03/10/2021 $ 2,785 EUR 2,350 — (51)
Bank of New York Mellon 03/17/2021 EUR 500 $ 607 — (3)
Bank of New York Mellon 03/17/2021 ZAR 35,742 $ 2,420 — (61)
Bank of New York Mellon 03/17/2021 $ 2,357 ZAR 35,742 — (2)
Bank of New York Mellon 03/17/2021 $ 1,734 EUR 1,440 — (4)
Bank of New York Mellon 04/06/2021 $ 1,211 EUR 1,000 4 —
Bank of New York Mellon 04/16/2021 GBP 2,000 $ 2,762 25 —
Bank of New York Mellon 04/16/2021 $ 2,725 GBP 2,000 — (62)
Bank of New York Mellon 04/26/2021 $ 1,591 ZAR 24,220 2 (2)
Barclays Bank PLC 03/17/2021 CAD 950 $ 745 2 —
Barclays Bank PLC 04/26/2021 EUR 130 $ 158 — (1)
Barclays Bank PLC 04/26/2021 $ 299 EUR 245 3 —
BMO Capital Markets 03/17/2021 GBP 737 $ 1,001 26 —
BNP Paribas 03/17/2021 $ 6,919 EUR 5,689 52 —
Citigroup Inc 03/01/2021 $ 40 RUB 2,951 — —
HSBC Securities Inc 03/19/2021 CZK 38,800 $ 1,818 — (28)
HSBC Securities Inc 03/19/2021 PLN 6,700 $ 1,813 — (23)
HSBC Securities Inc 03/19/2021 TRY 20,400 $ 2,854 — (126)
HSBC Securities Inc 03/19/2021 $ 2,963 BRL 16,400 39 —
HSBC Securities Inc 03/19/2021 $ 436 RUB 32,400 3 —
HSBC Securities Inc 03/19/2021 $ 3,624 PEN 13,200 5 —
HSBC Securities Inc 03/19/2021 $ 2,529 MXN 51,100 91 —
HSBC Securities Inc 03/19/2021 $ 725 PLN 2,700 4 —
HSBC Securities Inc 03/23/2021 EUR 10 $ 12 — —
HSBC Securities Inc 03/23/2021 $ 5,678 EUR 4,670 40 —
JPMorgan Chase 03/01/2021 $ 15 CNY 97 — —
JPMorgan Chase 03/19/2021 BRL 16,400 $ 3,028 — (103)
JPMorgan Chase 03/19/2021 CNY 5,800 $ 901 — (8)
JPMorgan Chase 03/19/2021 EUR 1,475 $ 1,789 — (8)
JPMorgan Chase 03/19/2021 INR 390,000 $ 5,327 — (51)
JPMorgan Chase 03/19/2021 ILS 8,800 $ 2,700 — (40)
JPMorgan Chase 03/19/2021 MXN 51,100 $ 2,500 — (62)
JPMorgan Chase 03/19/2021 ZAR 41,000 $ 2,836 — (130)
JPMorgan Chase 03/19/2021 $ 3,603 CNY 23,400 — —
JPMorgan Chase 03/19/2021 $ 1,798 EUR 1,475 18 —
JPMorgan Chase 03/19/2021 $ 9,534 ZAR 141,000 233 —
JPMorgan Chase 03/19/2021 $ 2,738 TRY 20,400 10 —
JPMorgan Chase 03/19/2021 $ 5,300 INR 390,000 25 —
JPMorgan Chase 03/19/2021 $ 1,795 CZK 38,800 5 —
JPMorgan Chase 03/19/2021 $ 1,080 PLN 4,000 12 —
JPMorgan Chase 03/23/2021 $ 1,804 EUR 1,475 24 —
JPMorgan Chase 05/17/2021 INR 461,000 $ 6,215 — (44)
Merrill Lynch 04/26/2021 $ 232 EUR 190 2 —
Morgan Stanley & Co 03/17/2021 $ 1,676 CAD 2,130 2 —
Morgan Stanley & Co 03/17/2021 $ 3,837 GBP 2,865 — (155)
Morgan Stanley & Co 04/08/2021 COP 1,830,431 $ 529 — (28)
Morgan Stanley & Co 04/08/2021 $ 529 COP 1,830,431 28 —
Standard Chartered Bank, Hong Kong 04/06/2021 EUR 615 $ 740 2 —
Standard Chartered Bank, Hong Kong 04/06/2021 $ 758 EUR 615 15 —
Toronto Dominion Bank 03/17/2021 EUR 1,493 $ 1,805 — (3)
Total $ 6,698 $ (6,143)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
133
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
February 28,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC CDX.EM.5Y N/A (1.00)% Quarterly 12/20/2025 $ 4,100 $ 150 $ 24 $ 174 $ —
Citigroup Inc CDX.EM.5Y N/A (1.00)% Quarterly 12/20/2025 2,000 75 10 85 —
Goldman Sachs & Co Pitney Bowes Inc,
4.70%, 04/01/2023
2.57% (1.00)% Quarterly 06/20/2023 300 76 (65) 11 —
Goldman Sachs & Co Royal Caribbean Cruises
Ltd, 5.25%, 11/15/2022
4.49% (5.00)% Quarterly 06/20/2025 450 89 (98) — (9)
Total $ 390 $ (129) $ 270 $ (9)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
February 28,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.35 N/A (5.00)% Quarterly 12/20/2025 $ 22,500 $ (1,794) $ (73) $ (1,867)
Turkey Government International Bond, 11.88%,
01/15/2030
3.08% (1.00)% Quarterly 12/20/2025 5,593 942 (410) 532
Total $ (852) $ (483) $ (1,335)
Sell Protection
Reference Entity
Implied Credit
Spread as of
February 28,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.35 N/A 5.00% Quarterly 12/20/2025 $ 2,660 $ 102 $ 119 $ 221
Total $ 102 $ 119 $ 221
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $2,660.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.09% Quarterly Quarterly N/A 11/08/2024 CNY 18,894 $ 23 $ — $ 23 $ —
Total $ 23 $ — $ 23 $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
134
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.20% Quarterly Quarterly N/A 11/11/2022 ZAR 105,000 $ 289 $ 49 $ 338
3 Month Johannesburg Interbank Agreed
Rate
Receive 6.59% Quarterly Quarterly N/A 11/11/2022 105,000 (216) (53) (269)
3 Month Johannesburg Interbank Agreed
Rate
Pay 4.02% Quarterly Quarterly N/A 12/24/2023 38,656 (52) 1 (51)
3 Month Johannesburg Interbank Agreed
Rate
Pay 4.95% Quarterly Quarterly N/A 08/18/2024 28,140 (22) 1 (21)
3 Month KRW Certificate of Deposit Receive 0.80% Annual Annual N/A 10/08/2022 $ 23,100,000 36 — 36
3 Month KRW Certificate of Deposit Receive 0.79% Annual Annual N/A 10/14/2022 23,100,000 41 — 41
3 Month KRW Certificate of Deposit Pay 1.09% Annual Annual N/A 10/07/2030 2,310,000 (86) 1 (85)
3 Month KRW Certificate of Deposit Receive 0.80% Annual Annual N/A 10/07/2022 11,560,000 16 — 16
3 Month KRW Certificate of Deposit Receive 0.80% Annual Annual N/A 10/07/2022 11,560,000 16 1 17
3 Month KRW Certificate of Deposit Receive 1.39% Quarterly Quarterly N/A 12/18/2029 1,690,489 16 — 16
3 Month KRW Certificate of Deposit Receive 1.41% Quarterly Quarterly N/A 01/28/2022 8,790,000 (48) — (48)
3 Month KRW Certificate of Deposit Pay 1.09% Annual Annual N/A 10/07/2030 2,310,000 (86) 1 (85)
3 Month KRW Certificate of Deposit Receive 0.79% Annual Annual N/A 02/05/2022 44,000,000 8 — 8
3 Month KRW Certificate of Deposit Receive 1.75% Annual Annual N/A 03/17/2030 12,855,000 (174) — (174)
3 Month KRW Certificate of Deposit Pay 2.00% Annual Annual N/A 03/17/2022 85,700,000 898 1 899
3 Month KRW Certificate of Deposit Pay 1.07% Annual Annual N/A 10/14/2030 4,620,000 (178) — (178)
3 Month KRW Certificate of Deposit Pay 0.95% Annual Annual N/A 08/07/2022 72,500,000 61 — 61
3 Month KRW Certificate of Deposit Receive 1.31% Quarterly Quarterly N/A 11/22/2029 1,391,000 23 (1) 22
3 Month KRW Certificate of Deposit Pay 1.07% Annual Annual N/A 10/08/2030 4,620,000 (178) 1 (177)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 289 — 289
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (133) — (133)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (304) — (304)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (226) 1 (225)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (255) — (255)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (313) — (313)
6 Month Budapest Interbank Offered Rate Receive 1.28% Annual Semiannual N/A 01/28/2026 HUF 519,760 48 — 48
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 482,425 (34) 8 (26)
6 Month Budapest Interbank Offered Rate Receive 1.79% Annual Semiannual N/A 02/26/2026 496,872 6 1 7
6 Month Budapest Interbank Offered Rate Receive 1.06% Annual Semiannual N/A 01/22/2024 1,068,000 46 — 46
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 EUR 1,487 (25) (2) (27)
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 1,305 (18) 1 (17)
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 870 24 (1) 23
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 CZK 85,188 17 5 22
6 Month Prague Interbank Offered Rate Receive 1.44% Annual Semiannual N/A 02/09/2031 41,800 44 (1) 43
6 Month Prague Interbank Offered Rate Receive 1.14% Annual Semiannual N/A 02/05/2026 34,840 26 (1) 25
6 Month Thai Baht Interest Rate Fixing Pay 0.71% Annual Annual N/A 09/16/2023 $ 28,860 3 — 3
6 Month Thai Baht Interest Rate Fixing Pay 0.73% Semiannual Semiannual N/A 09/16/2023 90,465 12 1 13
6 Month Thai Baht Interest Rate Fixing Pay 1.00% Annual Annual N/A 12/16/2023 88,800 15 — 15
6 Month Thai Baht Interest Rate Fixing Receive 0.58% Semiannual Semiannual N/A 11/12/2023 94,860 4 — 4
6 Month Thai Baht Interest Rate Fixing Receive 0.68% Annual Annual N/A 03/01/2024 54,136 — 1 1
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 PLN 122,600 (78) 2 (76)
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (37) (2) (39)
6 Month Warsaw Interbank Offered Rate Receive 0.76% Annual Semiannual N/A 02/08/2026 4,020 19 1 20
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 25,500 375 (4) 371
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (42) (3) (45)
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (39) (2) (41)
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 24,400 (19) 4 (15)
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 5,100 79 (5) 74
6 Month Warsaw Interbank Offered Rate Receive 0.29% Annual Semiannual N/A 10/08/2022 57,000 54 (19) 35
6 Month Warsaw Interbank Offered Rate Pay 1.10% Semiannual Annual N/A 10/08/2030 12,000 (177) 2 (175)
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (20) (2) (22)
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 7,200 61 (1) 60
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.48% Annual Annual N/A 01/21/2023 $ 23,496 (15) 1 (14)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.62% Annual Annual N/A 02/22/2022 34,840 5 1 6
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.47% Annual Annual N/A 01/19/2023 23,496 (11) — (11)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.04% Annual Annual N/A 06/12/2023 13,714 (31) — (31)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Annual Annual N/A 04/13/2023 19,980 (61) — (61)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
135
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.56% Annual Annual N/A 12/02/2021 $ 105,096 $ 28 $ — $ 28
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.42% Annual Annual N/A 01/14/2023 54,112 (28) — (28)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 1.99% Annual Annual N/A 06/16/2023 13,584 (33) — (33)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 3.00% Annual Annual N/A 12/11/2025 26,361 (22) — (22)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.85% Annual Annual N/A 12/10/2025 12,342 (1) — (1)
Financial Benchmarks India Overnight
Mumbai Interbank Outright Rate
Receive 5.35% Annual Annual N/A 02/26/2026 176,880 (4) — (4)
Total $ (407) $ (12) $ (419)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Morgan Stanley & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/28/2021-
10/13/2021
$ 32,393 $ — $ — $ (442)
Morgan Stanley & Co Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 10/11/2021 1,530 — 177 —
Total $ 33,923 $ — $ 177 $ (442)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
136
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
MSYC1XCB Index
(15,309)
$ (1,875)
(5.79)%
MSYCHVIP Index
(4,073)
(1,875)
(5.79)%
Mastercard Inc
4,305
1,523
4.70%
Broadridge Financial Solutions Inc
10,134
1,444
4.46%
TJX Cos Inc/The
20,296
1,339
4.14%
Ross Stores Inc
10,062
1,174
3.62%
Armstrong World Industries Inc
12,723
1,089
3.36%
Utilities Select Sector SPDR Fund
(15,993)
(933)
(2.88)%
Cedar Fair LP
18,723
921
2.84%
MSXXPINS Index
(11,243)
(820)
(2.53)%
MSMSYLD Index
(20,628)
(812)
(2.51)%
Murphy USA Inc
(6,236)
(777)
(2.40)%
Thomson Reuters Corp
(6,404)
(556)
(1.72)%
Pentair PLC
(9,917)
(555)
(1.71)%
Western Union Co/The
(23,883)
(555)
(1.71)%
Alibaba Group Holding Ltd
(2,232)
(531)
(1.64)%
FactSet Research Systems Inc
(1,690)
(514)
(1.59)%
Dun & Bradstreet Holdings Inc
(21,592)
(472)
(1.46)%
Kroger Co/The
(13,154)
(424)
(1.31)%
NextEra Energy Inc
5,344
393
1.21%
FirstCash Inc
(6,134)
(388)
(1.20)%
Amcor PLC
(33,396)
(365)
(1.13)%
Verizon Communications Inc
(6,509)
(360)
(1.11)%
J M Smucker Co/The
(3,095)
(347)
(1.07)%
Colgate-Palmolive Co
(4,560)
(343)
(1.06)%
Campbell Soup Co
(7,329)
(333)
(1.03)%
Appfolio Inc
(1,733)
(284)
(0.88)%
Robert Half International Inc
(3,600)
(280)
(0.86)%
Aon PLC
(1,216)
(277)
(0.86)%
Dynatrace Inc
(5,541)
(276)
(0.85)%
MSXXSOFT Index
(1,807)
(274)
(0.84)%
Whirlpool Corp
(1,419)
(270)
(0.83)%
3M Co
(1,495)
(262)
(0.81)%
Kellogg Co
(4,456)
(257)
(0.79)%
General Mills Inc
(4,520)
(249)
(0.77)%
MongoDB Inc
(515)
(199)
(0.61)%
Guidewire Software Inc
(1,560)
(173)
(0.54)%
Starbucks Corp
(942)
(102)
(0.31)%
Netflix Inc
(179)
(97)
(0.30)%
Chevron Corp
(966)
(97)
(0.30)%
Texas Instruments Inc
(556)
(96)
(0.30)%
Honeywell International Inc
(472)
(96)
(0.30)%
Accenture PLC
(378)
(95)
(0.29)%
Broadcom Inc
(202)
(95)
(0.29)%
Cisco Systems Inc
(2,108)
(95)
(0.29)%
NIKE Inc
(701)
(94)
(0.29)%
Adobe Inc
(205)
(94)
(0.29)%
PepsiCo Inc
(728)
(94)
(0.29)%
Thermo Fisher Scientific Inc
(207)
(93)
(0.29)%
Medtronic PLC
(795)
(93)
(0.29)%
(a) Top Underlying Securities YORKEBS

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
137
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/02/2021
7,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 03/03/2021 $ 425 $ — $ 19 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/23/2021
20,800,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 03/24/2021 1,290 — 24 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 04/07/2021
13,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 04/07/2021 821 — — (2)
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 07/13/2021
13,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/14/2021 774 — 15 —
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
3,100,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 538 — 8 —
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
4,500,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 810 — 30 —
JPMorgan Chase Ghana Government
Bond, 19.50%,
07/09/2024
900,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/09/2024 160 — 8 —
Total $ — $ 104 $ (2)
Amounts in thousands except contracts.
Reverse Repurchase Agreements
Counterparty Security Type
Coupon
Rate Maturity Date Remaining Contractual Tenor Principal Amount
Payable
Merrill Lynch Corporate Debt Securities (1.75)% Open ended Greater than 90 Days $ 825 $ (825)
Merrill Lynch Corporate Debt Securities (1.75)% Open ended Greater than 90 Days 590 (599)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 2,834 (2,836)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 224 (224)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 701 (701)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 549 (549)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 335 (335)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 1,899 (1,900)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 706 (707)
Merrill Lynch Other Instrument - International Debt (0.75)% Open ended Greater than 90 Days EUR 2,171 (2,621)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/01/2021 Overnight and Continuous $ 5,975 (5,975)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 20,372 (20,372)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 18,713 (18,713)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 27,327 (27,327)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 21,115 (21,115)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 18,667 (18,667)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 6,746 (6,746)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 7,483 (7,483)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 2,773 (2,773)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 10,200 (10,200)
Total $ (150,668)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
138
Short Sales Outstanding
COMMON STOCKS - (15.85)% Shares Value (000's)
Advertising - (0.02)%
Trade Desk Inc/The 131 $ 106
Aerospace & Defense - (0.44)%
Boeing Co/The 3,518 746
Dassault Aviation SA 174 187
General Dynamics Corp 1,126 184
L3Harris Technologies Inc 1,520 277
Raytheon Technologies Corp 9,175 660
Teledyne Technologies Inc 647 240
TransDigm Group Inc 301 174
$ 2,468
Agriculture - (0.11)%
Archer-Daniels-Midland Co 10,757 609
Airlines - (0.24)%
Alaska Air Group Inc 2,664 173
American Airlines Group Inc 5,881 123
Delta Air Lines Inc 7,624 365
Japan Airlines Co Ltd 10,600 254
Southwest Airlines Co 3,932 228
United Airlines Holdings Inc 3,407 180
$ 1,323
Apparel - (0.18)%
Ralph Lauren Corp 4,887 572
Under Armour Inc - Class C 11,499 209
VF Corp 2,387 189
$ 970
Automobile Manufacturers - (0.10)%
Honda Motor Co Ltd 2,800 77
Mazda Motor Corp 18,000 143
PACCAR Inc 1,061 97
Volkswagen AG 831 195
$ 512
Automobile Parts & Equipment - (0.12)%
BorgWarner Inc 5,741 258
Denso Corp 2,500 151
Lear Corp 490 81
Toyoda Gosei Co Ltd 4,900 128
$ 618
Banks - (0.55)%
Bank of Kyoto Ltd/The 800 48
Bank of New York Mellon Corp/The 5,015 211
Citigroup Inc 1,238 82
Citizens Financial Group Inc 4,020 175
Comerica Inc 3,118 212
Commonwealth Bank of Australia 1,234 77
FinecoBank Banca Fineco SpA 22,137 388
Huntington Bancshares Inc/OH 7,121 109
KeyCorp 10,733 216
M&T Bank Corp 1,402 212
Northern Trust Corp 4,695 446
PNC Financial Services Group Inc/The 549 92
Regions Financial Corp 6,235 129
State Street Corp 5,328 388
SVB Financial Group 100 51
Truist Financial Corp 2,064 118
Zions Bancorp NA 914 49
$ 3,003
Beverages - (0.13)%
Brown-Forman Corp - B Shares 1,777 127
Coca-Cola European Partners PLC 2,152 110
Ito En Ltd 700 39
Keurig Dr Pepper Inc 9,230 282
Remy Cointreau SA 913 174
$ 732
Biotechnology - (0.22)%
Argenx SE 638 212
Biogen Inc 705 192
BioMarin Pharmaceutical Inc 387 30
Bio-Rad Laboratories Inc 379 222
COMMON STOCKS (continued) Shares Value (000’s)
Biotechnology (continued)
Incyte Corp 1,196 $ 94
Regeneron Pharmaceuticals Inc 69 31
Vertex Pharmaceuticals Inc 1,601 340
$ 1,121
Building Materials - (0.17)%
Cie de Saint-Gobain 4,543 244
CRH PLC 4,727 205
Investment AB Latour 10,394 236
Owens Corning 1,438 117
Vulcan Materials Co 511 85
$ 887
Chemicals - (0.50)%
Air Products and Chemicals Inc 1,584 404
Albemarle Corp 4,254 669
Dow Inc 3,389 201
Ecolab Inc 1,371 287
Evonik Industries AG 2,689 91
International Flavors & Fragrances Inc 4,145 562
LANXESS AG 1,916 142
Mitsubishi Chemical Holdings Corp 21,100 148
Mosaic Co/The 4,345 128
Umicore SA 2,099 123
$ 2,755
Commercial Services - (0.40)%
Atlantia SpA 8,630 162
Dai Nippon Printing Co Ltd 3,900 71
Equifax Inc 612 99
FleetCor Technologies Inc 826 229
Global Payments Inc 2,454 486
GMO Payment Gateway Inc 1,600 212
IHS Markit Ltd 773 70
MarketAxess Holdings Inc 208 116
Moody's Corp 196 54
Nihon M&A Center Inc 1,700 93
Rollins Inc 4,816 160
Transurban Group 22,238 220
United Rentals Inc 450 134
Worldline SA/France 1,003 89
$ 2,195
Computers - (0.43)%
Atos SE 3,965 310
DXC Technology Co 7,451 188
Fortinet Inc 2,869 484
Hewlett Packard Enterprise Co 35,596 518
Leidos Holdings Inc 1,811 160
NEC Corp 3,350 183
Western Digital Corp 8,203 562
$ 2,405
Consumer Products - (0.03)%
Avery Dennison Corp 378 66
Church & Dwight Co Inc 1,122 88
$ 154
Cosmetics & Personal Care - (0.07)%
Shiseido Co Ltd 5,100 381
Distribution & Wholesale - (0.34)%
Copart Inc 3,915 427
Fastenal Co 7,704 357
Mitsubishi Corp 10,500 298
Pool Corp 1,453 486
Toromont Industries Ltd 800 58
WW Grainger Inc 507 189
$ 1,815
Diversified Financial Services - (0.53)%
Afterpay Ltd 743 68
American Express Co 3,047 412
Ameriprise Financial Inc 1,083 240
Capital One Financial Corp 3,337 401
Charles Schwab Corp/The 2,867 177
CME Group Inc 434 87

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
139
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc 794 $ 88
Japan Exchange Group Inc 2,100 45
London Stock Exchange Group PLC 489 66
Raymond James Financial Inc 3,519 411
SBI Holdings Inc/Japan 4,200 118
St James's Place PLC 18,900 312
TMX Group Ltd 2,900 277
Tokyo Century Corp 1,000 66
Visa Inc 494 105
$ 2,873
Electric - (0.87)%
AES Corp/The 550 15
Alliant Energy Corp 3,211 148
Ameren Corp 3,960 279
American Electric Power Co Inc 1,842 138
CenterPoint Energy Inc 9,124 177
Chugoku Electric Power Co Inc/The 24,000 286
CMS Energy Corp 2,744 148
Consolidated Edison Inc 4,082 268
DTE Energy Co 2,542 299
Duke Energy Corp 623 53
E.ON SE 3,177 32
Edison International 5,233 283
EDP - Energias de Portugal SA 18,636 107
Emera Inc 5,100 201
Entergy Corp 3,055 266
Evergy Inc 1,305 70
Eversource Energy 2,429 193
FirstEnergy Corp 5,742 190
Kansai Electric Power Co Inc/The 11,300 113
NextEra Energy Inc 142 10
Pinnacle West Capital Corp 3,516 246
PPL Corp 6,585 172
Public Service Enterprise Group Inc 444 24
RWE AG 4,620 175
Sempra Energy 1,313 152
Tohoku Electric Power Co Inc 7,800 69
WEC Energy Group Inc 1,759 142
Xcel Energy Inc 6,613 387
$ 4,643
Electrical Components & Equipment - (0.07)%
Generac Holdings Inc 302 100
Prysmian SpA 7,725 248
$ 348
Electronics - (0.18)%
Agilent Technologies Inc 40 5
Allegion plc 4,088 445
Amphenol Corp 202 25
Keysight Technologies Inc 1,006 142
Mettler-Toledo International Inc 26 29
Murata Manufacturing Co Ltd 2,200 189
Roper Technologies Inc 215 81
Trimble Inc 937 69
$ 985
Energy - Alternate Sources - (0.19)%
Enphase Energy Inc 3,284 578
Siemens Gamesa Renewable Energy SA 9,078 337
Sunrun Inc 1,309 82
$ 997
Engineering & Construction - (0.39)%
ACS Actividades de Construccion y Servicios SA 8,365 256
CIMIC Group Ltd 18,096 297
Ferrovial SA 3,714 92
Jacobs Engineering Group Inc 8,738 1,006
Japan Airport Terminal Co Ltd 8,000 387
Skanska AB 4,263 103
$ 2,141
COMMON STOCKS (continued) Shares Value (000’s)
Entertainment - (0.26)%
DraftKings Inc 1,096 $ 67
Entain PLC 4,148 82
Flutter Entertainment PLC 1,941 372
Live Nation Entertainment Inc 3,515 313
Oriental Land Co Ltd/Japan 1,350 227
Vail Resorts Inc 1,268 392
$ 1,453
Environmental Control - (0.04)%
Waste Connections Inc 502 49
Waste Management Inc 1,230 136
$ 185
Food - (0.31)%
Barry Callebaut AG 91 197
Hormel Foods Corp 4,622 214
J M Smucker Co/The 663 74
Kraft Heinz Co/The 8,466 308
Kroger Co/The 8,072 260
Lamb Weston Holdings Inc 3,548 283
McCormick & Co Inc/MD 808 68
Metro Inc/CN 900 37
NH Foods Ltd 2,000 85
Ocado Group PLC 4,383 135
$ 1,661
Forest Products & Paper - (0.06)%
Oji Holdings Corp 22,100 140
Stora Enso Oyj 5,989 118
Svenska Cellulosa AB SCA 3,880 67
$ 325
Gas - (0.08)%
Atmos Energy Corp 4,920 416
Hand & Machine Tools - 0.00%
Stanley Black & Decker Inc 55 10
Healthcare - Products - (0.42)%
10X Genomics Inc 666 119
ABIOMED Inc 405 131
Align Technology Inc 427 242
Ambu A/S 1,646 76
Boston Scientific Corp 5,117 198
Cooper Cos Inc/The 450 174
Danaher Corp 190 42
Edwards Lifesciences Corp 3,222 268
IDEXX Laboratories Inc 16 8
Insulet Corp 291 75
Intuitive Surgical Inc 271 200
ResMed Inc 970 187
Stryker Corp 125 30
Teleflex Inc 783 312
Zimmer Biomet Holdings Inc 1,542 251
$ 2,313
Healthcare - Services - (0.35)%
BioMerieux 496 63
Catalent Inc 6,377 725
Centene Corp 2,649 155
DaVita Inc 352 36
Fresenius Medical Care AG & Co KGaA 2,389 165
Fresenius SE & Co KGaA 1,268 54
HCA Healthcare Inc 447 77
IQVIA Holdings Inc 2,160 416
Ryman Healthcare Ltd 17,651 186
$ 1,877
Home Builders - (0.11)%
Daiwa House Industry Co Ltd 3,600 102
DR Horton Inc 2,127 164
NVR Inc 78 351
$ 617

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
140
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Home Furnishings - (0.10)%
Electrolux AB 8,133 $ 192
Leggett & Platt Inc 4,055 175
Whirlpool Corp 938 178
$ 545
Insurance - (0.67)%
Aflac Inc 4,325 207
Allstate Corp/The 375 40
American International Group Inc 1,723 76
Athene Holding Ltd 1,180 54
Berkshire Hathaway Inc - Class B 1,801 433
Chubb Ltd 664 108
Dai-ichi Life Holdings Inc 4,300 76
Erie Indemnity Co 679 164
Everest Re Group Ltd 294 71
Globe Life Inc 1,488 139
Hartford Financial Services Group Inc/The 2,580 131
Japan Post Insurance Co Ltd 17,900 368
Lincoln National Corp 5,486 312
Loews Corp 5,242 251
Progressive Corp/The 3,012 259
Prudential Financial Inc 1,401 122
Travelers Cos Inc/The 77 11
Unum Group 14,668 388
Voya Financial Inc 2,555 154
W R Berkley Corp 2,102 146
Willis Towers Watson PLC 551 122
$ 3,632
Internet - (0.37)%
Booking Holdings Inc 193 449
Etsy Inc 2,566 565
Expedia Group Inc 2,329 375
Iliad SA 1,678 298
NortonLifeLock Inc 13,778 269
Wayfair Inc 195 56
$ 2,012
Investment Companies - (0.12)%
EXOR NV 3,614 290
Kinnevik AB - Class B 1,616 75
Washington H Soul Pattinson & Co Ltd 14,394 331
$ 696
Iron & Steel - 0.00%
Nucor Corp 251 15
Leisure Products & Services - (0.16)%
Carnival Corp 8,453 226
Norwegian Cruise Line Holdings Ltd 8,966 265
Peloton Interactive Inc 671 81
Royal Caribbean Cruises Ltd 2,775 259
$ 831
Lodging - (0.34)%
City Developments Ltd 23,600 129
Crown Resorts Ltd 38,123 293
Las Vegas Sands Corp 10,275 643
Melco Resorts & Entertainment Ltd ADR 3,764 82
MGM Resorts International 5,624 213
Whitbread PLC 3,583 171
Wynn Resorts Ltd 2,718 358
$ 1,889
Machinery - Construction & Mining - (0.05)%
Hitachi Construction Machinery Co Ltd 3,300 102
Hitachi Ltd 3,500 161
$ 263
Machinery - Diversified - (0.42)%
Atlas Copco AB - A Shares 1,170 67
CNH Industrial NV 2,548 38
Daifuku Co Ltd 1,900 182
Deere & Co 407 142
Dover Corp 423 52
Harmonic Drive Systems Inc 2,700 208
IDEX Corp 926 181
COMMON STOCKS (continued) Shares Value (000’s)
Machinery - Diversified (continued)
Ingersoll Rand Inc 11,993 $ 556
KION Group AG 1,456 123
Otis Worldwide Corp 1,641 105
Rockwell Automation Inc 549 134
Westinghouse Air Brake Technologies Corp 3,413 247
Xylem Inc/NY 2,792 278
$ 2,313
Media - (0.24)%
Altice USA Inc 4,849 163
Discovery Inc - A Shares 2,701 143
DISH Network Corp 1,696 53
Liberty Broadband Corp - C Shares 3,593 537
Pearson PLC 30,857 325
Vivendi SE 1,431 50
$ 1,271
Metal Fabrication & Hardware - (0.04)%
SKF AB 8,828 241
Mining - (0.27)%
Agnico Eagle Mines Ltd 500 28
Anglo American PLC 4,072 158
Cameco Corp 5,500 86
First Quantum Minerals Ltd 3,400 73
Freeport-McMoRan Inc 9,203 312
Lundin Mining Corp 22,700 260
Newcrest Mining Ltd 1,608 30
Northern Star Resources Ltd 16,774 130
Pan American Silver Corp 2,500 83
SSR Mining Inc 3,900 55
Teck Resources Ltd 8,300 173
$ 1,388
Miscellaneous Manufacturers - (0.31)%
A O Smith Corp 1,445 86
General Electric Co 38,831 487
Illinois Tool Works Inc 251 51
JSR Corp 11,800 354
Orica Ltd 7,941 77
Parker-Hannifin Corp 73 21
Siemens AG 1,076 167
Smiths Group PLC 3,829 78
Textron Inc 7,860 396
$ 1,717
Office & Business Equipment - (0.04)%
Ricoh Co Ltd 20,300 178
Zebra Technologies Corp 153 76
$ 254
Oil & Gas - (0.49)%
Cabot Oil & Gas Corp 23,034 427
Chevron Corp 1,063 106
ConocoPhillips 7,282 379
Diamondback Energy Inc 1,990 138
EOG Resources Inc 2,820 182
Exxon Mobil Corp 956 52
Hess Corp 4,043 265
HollyFrontier Corp 3,207 122
Idemitsu Kosan Co Ltd 3,000 79
Marathon Oil Corp 1,680 19
Marathon Petroleum Corp 5,403 295
Neste Oyj 1,015 67
Occidental Petroleum Corp 2,449 65
Phillips 66 1,132 94
Pioneer Natural Resources Co 1,901 282
Valero Energy Corp 2,292 176
$ 2,748
Oil & Gas Services - (0.07)%
Baker Hughes Co 6,826 167
Schlumberger NV 7,192 201
$ 368

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
141
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Packaging & Containers - (0.07)%
Amcor PLC 15,679 $ 172
Ball Corp 857 73
Westrock Co 3,259 142
$ 387
Pharmaceuticals - (0.47)%
Alfresa Holdings Corp 7,800 151
AmerisourceBergen Corp 514 52
Becton Dickinson and Co 403 97
Cardinal Health Inc 4,973 256
Cigna Corp 492 103
Daiichi Sankyo Co Ltd 2,400 68
DexCom Inc 1,045 416
Eisai Co Ltd 1,400 97
Galapagos NV 1,697 140
GlaxoSmithKline PLC 1,712 29
Henry Schein Inc 863 53
Perrigo Co PLC 12,467 503
Pfizer Inc 4,441 149
Sumitomo Dainippon Pharma Co Ltd 2,700 43
Taisho Pharmaceutical Holdings Co Ltd 3,700 228
$ 2,385
Pipelines - (0.23)%
Cheniere Energy Inc 2,082 140
Keyera Corp 7,800 151
Koninklijke Vopak NV 3,031 145
ONEOK Inc 7,667 340
TC Energy Corp 3,000 126
Williams Cos Inc/The 14,568 333
$ 1,235
Real Estate - (0.18)%
Aeon Mall Co Ltd 12,200 206
Deutsche Wohnen SE 3,002 141
Hulic Co Ltd 4,700 53
LEG Immobilien AG 354 48
Nomura Real Estate Holdings Inc 1,600 36
Tokyu Fudosan Holdings Corp 17,500 111
UOL Group Ltd 9,700 53
Vonovia SE 4,423 282
$ 930
REITs - (0.51)%
Boston Properties Inc 761 75
Digital Realty Trust Inc 1,714 231
Equinix Inc 739 479
Equity Residential 1,257 82
Essex Property Trust Inc 302 77
Extra Space Storage Inc 399 50
Federal Realty Investment Trust 1,398 141
Healthpeak Properties Inc 11,090 323
Host Hotels & Resorts Inc 5,142 85
Iron Mountain Inc 3,306 115
Realty Income Corp 372 22
Regency Centers Corp 2,698 148
Simon Property Group Inc 1,337 151
SL Green Realty Corp 3,039 210
UDR Inc 2,301 95
Vornado Realty Trust 3,871 166
Welltower Inc 4,167 283
$ 2,733
Retail - (0.84)%
Aeon Co Ltd 8,000 242
CarMax Inc 7,118 851
Chipotle Mexican Grill Inc 325 468
Dollar Tree Inc 1,682 165
Domino's Pizza Inc 460 159
Pan Pacific International Holdings Corp 2,400 56
Ross Stores Inc 7,304 852
Starbucks Corp 5,925 640
TJX Cos Inc/The 10,090 666
COMMON STOCKS (continued) Shares Value (000’s)
Retail (continued)
Tractor Supply Co 3,226 $ 513
$ 4,612
Savings & Loans - (0.04)%
People's United Financial Inc 12,074 217
Semiconductors - (0.50)%
Advanced Micro Devices Inc 4,060 343
Analog Devices Inc 442 69
Hamamatsu Photonics KK 800 47
IPG Photonics Corp 3,397 772
Lasertec Corp 300 37
Microchip Technology Inc 944 144
Monolithic Power Systems Inc 1,133 424
NVIDIA Corp 179 98
NXP Semiconductors NV 2,425 443
Skyworks Solutions Inc 411 73
SUMCO Corp 4,400 101
Xilinx Inc 1,005 131
$ 2,682
Shipbuilding - (0.03)%
Huntington Ingalls Industries Inc 246 43
Wartsila OYJ Abp 10,514 121
$ 164
Software - (0.69)%
Akamai Technologies Inc 1,547 146
ANSYS Inc 232 79
AVEVA Group PLC 2,831 135
Cadence Design Systems Inc 1,118 158
Capcom Co Ltd 600 36
Ceridian HCM Holding Inc 3,111 279
Citrix Systems Inc 76 10
Cloudflare Inc 842 62
Dassault Systemes SE 3,026 629
Datadog Inc 434 41
DocuSign Inc 228 52
Fidelity National Information Services Inc 2,874 396
Fiserv Inc 452 52
Intuit Inc 170 66
Jack Henry & Associates Inc 632 94
Koei Tecmo Holdings Co Ltd 1,400 79
MongoDB Inc 371 143
MSCI Inc 989 410
Nexon Co Ltd 3,400 107
Paycom Software Inc 1,059 396
Splunk Inc 608 87
Twilio Inc 252 99
Tyler Technologies Inc 226 105
$ 3,661
Telecommunications - (0.29)%
Arista Networks Inc 1,298 363
Corning Inc 5,053 193
Juniper Networks Inc 15,811 368
KDDI Corp 1,000 31
Lumen Technologies Inc 8,924 110
Motorola Solutions Inc 1,428 251
T-Mobile US Inc 1,499 180
$ 1,496
Transportation - (0.35)%
Canadian National Railway Co 1,300 142
CH Robinson Worldwide Inc 947 86
Hankyu Hanshin Holdings Inc 2,000 67
Kansas City Southern 767 163
Keio Corp 2,900 218
Kintetsu Group Holdings Co Ltd 4,900 206
Kyushu Railway Co 3,900 102
MTR Corp Ltd 12,000 72
Nagoya Railroad Co Ltd 8,300 212
Nippon Express Co Ltd 1,300 97
Odakyu Electric Railway Co Ltd 6,800 200
Old Dominion Freight Line Inc 340 73

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
142
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Transportation (continued)
SG Holdings Co Ltd 2,100 $ 48
Yamato Holdings Co Ltd 7,100 187
$ 1,873
Water - (0.05)%
American Water Works Co Inc 1,941 275
TOTAL COMMON STOCKS (proceeds $74,886) $ 85,731
PREFERRED STOCKS - (0.06)% Shares Value (000's)
Automobile Manufacturers - (0.05)%
Porsche Automobil Holding SE 2.21% 3,427 $ 275
Electronics - (0.01)%
Sartorius AG 0.71% 94 48
TOTAL PREFERRED STOCKS (proceeds $241) $ 323
BONDS - (0.76)%
Principal
Amount (000's) Value (000's)
Entertainment - (0.04)%
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025 $ 188 $ 187
Sovereign - (0.72)%
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 3,071 3,194
Turkey Government International Bond
11.88%, 01/15/2030 497 707
$ 3,901
TOTAL BONDS (proceeds $3,748) $ 4,088
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (14.04)%
Principal
Amount (000's) Value (000's)
U.S. Treasury - (14.04)%
0.13%, 09/30/2022 $ 29,979 $ 29,971
0.63%, 08/15/2030 3,692 3,428
1.13%, 02/28/2022 20,686 20,897
1.25%, 05/15/2050 4,332 3,439
2.25%, 02/15/2027 16,937 18,182
$ 75,917
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $77,241) $ 75,917
TOTAL SHORT SALES (proceeds $156,116) $ 166,059

Schedule of Investments
International Equity Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
143
INVESTMENT COMPANIES - 1.69% Shares Held Value (000's)
Exchange-Traded Funds - 0.64%
iShares MSCI EAFE ETF 100,300 $ 7,423
Money Market Funds - 1.05%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
5,643,005 5,644
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
6,557,299 6,557
$ 12,201
TOTAL INVESTMENT COMPANIES $ 19,624
COMMON STOCKS - 98.37% Shares Held Value (000's)
Advertising - 0.24%
Dentsu Group Inc 15,600 $ 545
Hakuhodo DY Holdings Inc 16,800 279
Publicis Groupe SA 16,020 942
WPP PLC 88,042 1,053
$ 2,819
Aerospace & Defense - 1.08%
Airbus SE
(d)
42,257 4,909
BAE Systems PLC 231,224 1,565
Dassault Aviation SA
(d)
180 194
Elbit Systems Ltd 1,909 247
MTU Aero Engines AG 3,816 908
Rolls-Royce Holdings PLC
(d)
601,215 906
Safran SA
(d)
23,025 3,139
Thales SA 7,657 725
$ 12,593
Agriculture - 0.81%
British American Tobacco PLC 164,843 5,724
Imperial Brands PLC 68,001 1,267
Japan Tobacco Inc 86,300 1,563
Swedish Match AB 11,655 836
$ 9,390
Airlines - 0.12%
ANA Holdings Inc 11,200 271
Deutsche Lufthansa AG
(d)
21,475 320
Japan Airlines Co Ltd 10,100 242
Qantas Airways Ltd 66,402 255
Singapore Airlines Ltd
(d)
96,300 357
$ 1,445
Apparel - 2.14%
Adidas AG 13,681 4,769
Burberry Group PLC
(d)
29,082 740
Hermes International 2,276 2,536
Kering SA 5,445 3,444
LVMH Moet Hennessy Louis Vuitton SE 19,948 12,639
Puma SE 7,045 750
$ 24,878
Automobile Manufacturers - 2.87%
Bayerische Motoren Werke AG 23,790 2,056
Daimler AG 61,495 4,930
Ferrari NV 9,058 1,763
Hino Motors Ltd 20,600 195
Honda Motor Co Ltd 117,200 3,240
Isuzu Motors Ltd 39,700 418
Mazda Motor Corp 40,900 325
Nissan Motor Co Ltd 166,900 912
Renault SA
(d)
13,812 620
Stellantis NV 147,158 2,385
Subaru Corp 44,300 835
Suzuki Motor Corp 26,500 1,156
Toyota Motor Corp 152,500 11,269
Volkswagen AG 2,333 546
Volvo AB - B Shares 102,324 2,619
$ 33,269
Automobile Parts & Equipment - 0.92%
Aisin Seiki Co Ltd 11,600 399
Bridgestone Corp 38,500 1,521
Cie Generale des Etablissements Michelin SCA 12,174 1,760
Continental AG 7,905 1,137
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Denso Corp 31,200 $ 1,885
Faurecia SE
(d)
5,951 308
Koito Manufacturing Co Ltd 7,500 504
NGK Insulators Ltd 18,400 328
NGK Spark Plug Co Ltd 11,000 188
Stanley Electric Co Ltd 9,400 280
Sumitomo Electric Industries Ltd 54,300 796
Toyoda Gosei Co Ltd 4,600 120
Toyota Industries Corp 10,500 902
Valeo SA 16,499 583
$ 10,711
Banks - 9.31%
ABN AMRO Bank NV
(d),(e)
30,394 350
Australia & New Zealand Banking Group Ltd 204,082 4,098
Banco Bilbao Vizcaya Argentaria SA 479,091 2,664
Banco Espirito Santo SA
(d),(f),(g)
131,709 —
Banco Santander SA
(d)
1,24 5,932 4,332
Bank Hapoalim BM
(d)
81,740 576
Bank Leumi Le-Israel BM 104,586 634
Bank of East Asia Ltd/The 94,200 222
Bank of Kyoto Ltd/The 4,000 241
Banque Cantonale Vaudoise 2,165 227
Barclays PLC 1,247,014 2,783
BNP Paribas SA 80,820 4,805
BOC Hong Kong Holdings Ltd 266,000 884
CaixaBank SA 257,862 747
Chiba Bank Ltd/The 38,100 244
Commerzbank AG
(d)
71,986 472
Commonwealth Bank of Australia 127,468 8,001
Concordia Financial Group Ltd 73,900 286
Credit Agricole SA
(d)
82,907 1,162
Credit Suisse Group AG 175,873 2,544
Danske Bank A/S 49,560 911
DBS Group Holdings Ltd 129,100 2,558
Deutsche Bank AG
(d)
141,075 1,736
DNB ASA 66,837 1,299
Erste Group Bank AG
(d)
20,074 659
FinecoBank Banca Fineco SpA
(d)
43,798 768
Fukuoka Financial Group Inc 12,300 222
Hang Seng Bank Ltd 55,000 1,062
HSBC Holdings PLC 1,463,420 8,767
ING Groep NV 280,264 3,070
Intesa Sanpaolo SpA 1,186,674 3,051
Israel Discount Bank Ltd 83,792 309
Japan Post Bank Co Ltd 29,100 278
KBC Group NV 17,952 1,288
Lloyds Banking Group PLC 5,089,099 2,773
Macquarie Group Ltd 24,677 2,701
Mediobanca Banca di Credito Finanziario SpA
(d)
44,624 463
Mitsubishi UFJ Financial Group Inc 878,400 4,620
Mizrahi Tefahot Bank Ltd 10,098 240
Mizuho Financial Group Inc 173,380 2,552
National Australia Bank Ltd 236,409 4,489
Natixis SA
(d)
68,028 331
Natwest Group PLC 348,589 900
Nordea Bank Abp
(d)
232,793 2,108
Oversea-Chinese Banking Corp Ltd 241,100 1,972
Raiffeisen Bank International AG 10,637 215
Resona Holdings Inc 149,000 602
Shinsei Bank Ltd
(h)
11,200 160
Shizuoka Bank Ltd/The 30,000 220
Skandinaviska Enskilda Banken AB 116,938 1,343
Societe Generale SA 58,250 1,442
Standard Chartered PLC 192,757 1,248
Sumitomo Mitsui Financial Group Inc 93,900 3,315
Sumitomo Mitsui Trust Holdings Inc 24,344 804
Svenska Handelsbanken AB 111,787 1,179
Swedbank AB 65,069 1,140
UBS Group AG 263,412 4,098

Schedule of Investments
International Equity Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
144
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
UniCredit SpA 152,712 $ 1,572
United Overseas Bank Ltd 84,700 1,555
Westpac Banking Corp 259,501 4,757
$ 108,049
Beverages - 1.98%
Anheuser-Busch InBev SA/NV 54,748 3,150
Asahi Group Holdings Ltd 32,700 1,428
Budweiser Brewing Co APAC Ltd
(e)
123,800 378
Carlsberg AS 7,402 1,162
Coca-Cola Amatil Ltd 36,415 376
Coca-Cola Bottlers Japan Holdings Inc
(h)
8,800 152
Coca-Cola European Partners PLC 14,698 749
Coca-Cola HBC AG
(d)
14,395 452
Davide Campari-Milano NV 41,732 472
Diageo PLC 168,040 6,611
Heineken Holding NV 8,279 713
Heineken NV
(h)
18,625 1,840
Ito En Ltd 3,800 210
JDE Peet's NV
(d)
5,387 218
Kirin Holdings Co Ltd 59,200 1,166
Pernod Ricard SA 15,054 2,858
Remy Cointreau SA 1,633 311
Suntory Beverage & Food Ltd 10,000 343
Treasury Wine Estates Ltd 51,837 435
$ 23,024
Biotechnology - 0.82%
Argenx SE
(d)
3,241 1,078
CSL Ltd 32,692 6,663
Genmab A/S
(d)
4,709 1,579
H Lundbeck A/S 5,010 190
$ 9,510
Building Materials - 1.76%
AGC Inc 13,900 512
Cie de Saint-Gobain 36,566 1,966
CRH PLC 56,405 2,449
Daikin Industries Ltd 18,000 3,508
Geberit AG 2,662 1,569
HeidelbergCement AG 10,694 846
Investment AB Latour 10,639 242
James Hardie Industries PLC 31,898 895
Kingspan Group PLC 11,091 806
LafargeHolcim Ltd
(d)
37,618 2,075
Lixil Corp 19,100 538
Nibe Industrier AB 22,406 704
Rinnai Corp 2,600 264
ROCKWOOL International A/S 580 210
Sika AG 10,188 2,694
Taiheiyo Cement Corp 8,200 206
TOTO Ltd 10,200 619
Xinyi Glass Holdings Ltd 128,000 358
$ 20,461
Chemicals - 3.31%
Air Liquide SA 34,029 5,125
Air Water Inc 13,200 218
Akzo Nobel NV 13,865 1,434
Arkema SA 4,964 547
Asahi Kasei Corp 90,200 979
BASF SE 65,994 5,399
Brenntag SE 11,101 860
Chr Hansen Holding A/S
(d)
7,580 650
Clariant AG 14,311 299
Covestro AG
(e)
13,188 955
Croda International PLC 10,026 866
EMS-Chemie Holding AG 589 522
Evonik Industries AG 15,068 507
Givaudan SA 664 2,501
ICL Group Ltd 50,700 292
Johnson Matthey PLC 13,906 594
Kansai Paint Co Ltd 12,700 332
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Koninklijke DSM NV 12,384 $ 2,042
Kuraray Co Ltd 22,900 258
LANXESS AG 5,970 443
Mitsubishi Chemical Holdings Corp 92,100 644
Mitsubishi Gas Chemical Co Inc 11,300 265
Mitsui Chemicals Inc 13,200 409
Nippon Paint Holdings Co Ltd 10,600 789
Nippon Sanso Holdings Corp 10,900 206
Nissan Chemical Corp 8,900 487
Nitto Denko Corp 11,400 978
Novozymes A/S 14,955 921
Shin-Etsu Chemical Co Ltd 25,500 4,179
Solvay SA 5,327 648
Sumitomo Chemical Co Ltd 107,100 521
Symrise AG 9,245 1,080
Toray Industries Inc 99,700 658
Tosoh Corp 18,600 342
Umicore SA 14,164 832
Yara International ASA 12,523 602
$ 38,384
Commercial Services - 2.79%
Adecco Group AG 11,135 701
Adyen NV
(d),(e)
1,307 3,050
Amadeus IT Group SA
(d)
32,370 2,260
Ashtead Group PLC 32,429 1,762
Atlantia SpA
(d)
35,601 666
Brambles Ltd 106,325 812
Bureau Veritas SA 21,120 571
Dai Nippon Printing Co Ltd 17,400 315
Edenred 17,718 982
Experian PLC 65,906 2,092
GMO Payment Gateway Inc 2,900 384
Intertek Group PLC 11,597 869
Nexi SpA
(d),(e)
31,575 565
Nihon M&A Center Inc 10,900 595
Persol Holdings Co Ltd 12,700 254
Randstad NV 8,562 573
Recruit Holdings Co Ltd 97,600 4,877
RELX PLC 138,815 3,285
Rentokil Initial PLC 133,235 868
Secom Co Ltd 15,100 1,315
Securitas AB 22,499 345
SGS SA 435 1,243
Sohgo Security Services Co Ltd 5,100 230
Toppan Printing Co Ltd 18,800 297
Transurban Group 196,623 1,949
Worldline SA/France
(d),(e)
17,044 1,520
$ 32,380
Computers - 1.12%
Atos SE
(d)
7,114 556
Bechtle AG 1,962 369
Capgemini SE 11,567 1,858
Check Point Software Technologies Ltd
(d)
8,060 889
Computershare Ltd 34,977 358
CyberArk Software Ltd
(d)
2,784 409
Fujitsu Ltd 14,200 2,060
Itochu Techno-Solutions Corp 6,800 209
Logitech International SA 11,817 1,256
NEC Corp 18,600 1,017
Nomura Research Institute Ltd 22,943 712
NTT Data Corp 45,300 695
Obic Co Ltd 5,100 859
SCSK Corp 3,700 219
Teleperformance 4,221 1,495
$ 12,961
Consumer Products - 0.43%
Henkel AG & Co KGaA 7,467 662
Reckitt Benckiser Group PLC 51,134 4,289
$ 4,951

Schedule of Investments
International Equity Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
145
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 2.18%
Beiersdorf AG 7,243 $ 716
Essity AB 43,728 1,314
Kao Corp 34,700 2,334
Kose Corp 2,400 386
Lion Corp 16,200 311
L'Oreal SA 18,102 6,606
Pigeon Corp 8,200 297
Pola Orbis Holdings Inc 6,400 147
Shiseido Co Ltd 28,800 2,153
Unicharm Corp 29,000 1,149
Unilever PLC 188,913 9,847
$ 25,260
Distribution & Wholesale - 1.17%
Bunzl PLC 24,214 756
Ferguson PLC 16,171 1,913
ITOCHU Corp 96,900 2,894
Marubeni Corp 118,700 889
Mitsubishi Corp 96,100 2,724
Mitsui & Co Ltd 117,300 2,512
Sumitomo Corp 85,500 1,246
Toyota Tsusho Corp 15,300 646
$ 13,580
Diversified Financial Services - 1.94%
Acom Co Ltd 28,700 129
Afterpay Ltd
(d)
15,305 1,398
AMP Ltd 246,922 286
Amundi SA
(e)
4,367 332
ASX Ltd 13,911 724
Daiwa Securities Group Inc 103,900 509
Deutsche Boerse AG 13,653 2,237
Hargreaves Lansdown PLC 23,857 504
Hong Kong Exchanges & Clearing Ltd 86,600 5,324
Japan Exchange Group Inc 36,600 790
Julius Baer Group Ltd 16,082 990
London Stock Exchange Group PLC 22,727 3,054
Magellan Financial Group Ltd 9,237 309
Mitsubishi UFJ Lease & Finance Co Ltd 28,900 156
Nomura Holdings Inc 226,000 1,320
ORIX Corp 94,500 1,612
SBI Holdings Inc/Japan 17,290 484
Schroders PLC 8,933 437
Singapore Exchange Ltd 57,800 430
St James's Place PLC 38,593 637
Standard Life Aberdeen PLC 158,418 692
Tokyo Century Corp 3,000 197
$ 22,551
Electric - 2.90%
AGL Energy Ltd 44,766 322
AusNet Services 134,830 172
Chubu Electric Power Co Inc 46,300 568
Chugoku Electric Power Co Inc/The 20,900 249
CLP Holdings Ltd 118,000 1,152
E.ON SE 161,314 1,645
EDP - Energias de Portugal SA 199,456 1,143
Electricite de France SA 44,547 532
Elia Group SA/NV 2,221 239
Endesa SA 22,822 564
Enel SpA 584,384 5,510
Engie SA
(d)
131,233 1,911
Fortum Oyj 31,913 795
HK Electric Investments & HK Electric
Investments Ltd
190,500 187
Iberdrola SA 439,635 5,509
Kansai Electric Power Co Inc/The 50,600 506
Kyushu Electric Power Co Inc 27,300 235
Mercury NZ Ltd 48,942 214
Meridian Energy Ltd 92,063 379
National Grid PLC 252,943 2,844
Origin Energy Ltd 126,545 438
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Orsted AS
(e)
13,593 $ 2,191
Power Assets Holdings Ltd 99,500 552
Red Electrica Corp SA 31,103 520
RWE AG 46,158 1,743
SSE PLC 74,861 1,387
Terna Rete Elettrica Nazionale SpA 101,094 701
Tohoku Electric Power Co Inc 30,800 271
Tokyo Electric Power Co Holdings Inc
(d)
104,000 335
Uniper SE 14,463 506
Verbund AG 4,894 372
$ 33,692
Electrical Components & Equipment - 0.74%
Brother Industries Ltd 16,100 319
Casio Computer Co Ltd 13,900 269
Legrand SA 19,186 1,668
Prysmian SpA 17,340 557
Schneider Electric SE 38,707 5,724
$ 8,537
Electronics - 2.10%
ABB Ltd 132,415 3,812
Assa Abloy AB 72,016 1,806
Azbil Corp 8,800 374
Halma PLC 27,279 864
Hirose Electric Co Ltd 2,299 337
Hoya Corp 27,100 3,082
Ibiden Co Ltd 7,500 306
Kyocera Corp 23,000 1,489
MINEBEA MITSUMI Inc 26,100 646
Murata Manufacturing Co Ltd 41,300 3,540
Nidec Corp 32,200 4,106
Omron Corp 13,300 1,079
Otsuka Corp 7,400 344
Shimadzu Corp 16,000 581
TDK Corp 9,400 1,354
Venture Corp Ltd 19,800 283
Yokogawa Electric Corp 16,500 316
$ 24,319
Energy - Alternate Sources - 0.28%
Siemens Gamesa Renewable Energy SA 17,130 635
Vestas Wind Systems A/S 14,150 2,654
$ 3,289
Engineering & Construction - 1.22%
ACS Actividades de Construccion y Servicios SA 17,007 520
Aena SME SA
(d),(e)
4,851 823
Aeroports de Paris
(d)
2,134 271
Auckland International Airport Ltd
(d)
89,934 491
Bouygues SA 16,412 664
Cellnex Telecom SA
(e)
22,731 1,237
CIMIC Group Ltd 6,711 110
CK Infrastructure Holdings Ltd 47,500 275
Eiffage SA 5,986 615
Ferrovial SA 34,970 868
HOCHTIEF AG 1,777 159
Infrastrutture Wireless Italiane SpA
(e)
24,148 251
Japan Airport Terminal Co Ltd 3,600 174
Kajima Corp 32,300 415
Keppel Corp Ltd 104,700 396
Lendlease Corp Ltd 49,454 508
Obayashi Corp 46,700 403
Shimizu Corp 39,700 302
Singapore Technologies Engineering Ltd 112,200 314
Skanska AB 24,443 591
Sydney Airport
(d)
95,013 431
Taisei Corp 13,700 486
Vinci SA 37,470 3,897
$ 14,201

Schedule of Investments
International Equity Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
146
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.82%
Aristocrat Leisure Ltd 41,293 $ 966
Entain PLC 42,034 831
Evolution Gaming Group AB
(e)
11,497 1,434
Flutter Entertainment PLC
(d)
11,718 2,245
Genting Singapore Ltd 434,600 277
La Francaise des Jeux SAEM
(e)
6,176 279
Oriental Land Co Ltd/Japan 14,400 2,425
Sega Sammy Holdings Inc 12,400 209
Tabcorp Holdings Ltd 159,302 543
Toho Co Ltd/Tokyo 8,000 302
$ 9,511
Environmental Control - 0.02%
Kurita Water Industries Ltd 7,000 284
Food - 4.38%
a2 Milk Co Ltd/The
(d)
53,358 375
Ajinomoto Co Inc 33,600 669
Associated British Foods PLC
(d)
25,598 849
Barry Callebaut AG 217 469
Calbee Inc 6,200 163
Carrefour SA 44,060 769
Chocoladefabriken Lindt & Spruengli AG - PC 74 621
Chocoladefabriken Lindt & Spruengli AG - REG 7 619
Coles Group Ltd 95,844 1,135
Danone SA 44,402 3,019
Etablissements Franz Colruyt NV 3,908 234
HelloFresh SE
(d)
10,620 825
ICA Gruppen AB 7,227 343
J Sainsbury PLC 127,839 405
Jeronimo Martins SGPS SA 18,087 280
Just Eat Takeaway.com NV
(d),(e)
9,086 874
Kerry Group PLC 11,427 1,375
Kesko Oyj 19,626 499
Kikkoman Corp 10,500 697
Kobe Bussan Co Ltd
(h)
8,800 226
Koninklijke Ahold Delhaize NV 79,088 2,088
MEIJI Holdings Co Ltd 8,200 522
Mowi ASA 31,583 762
Nestle SA 207,002 21,605
NH Foods Ltd 5,800 245
Nisshin Seifun Group Inc 14,195 229
Nissin Foods Holdings Co Ltd 4,500 340
Ocado Group PLC
(d)
34,941 1,074
Orkla ASA 53,966 497
Seven & i Holdings Co Ltd
(h)
54,200 2,066
Tesco PLC 555,527 1,746
Toyo Suisan Kaisha Ltd 6,200 264
WH Group Ltd
(e)
689,000 618
Wilmar International Ltd 138,100 544
Wm Morrison Supermarkets PLC 173,137 413
Woolworths Group Ltd 90,917 2,773
Yakult Honsha Co Ltd 9,200 456
Yamazaki Baking Co Ltd 8,600 145
$ 50,833
Food Service - 0.28%
Compass Group PLC
(d)
128,172 2,603
Sodexo SA
(d)
6,357 609
$ 3,212
Forest Products & Paper - 0.44%
Mondi PLC 34,888 842
Oji Holdings Corp 61,900 392
Smurfit Kappa Group PLC 17,610 830
Stora Enso Oyj 41,800 823
Svenska Cellulosa AB SCA 43,533 749
UPM-Kymmene Oyj 38,351 1,465
$ 5,101
Gas - 0.36%
Enagas SA 17,884 375
Hong Kong & China Gas Co Ltd 766,321 1,156
Naturgy Energy Group SA 20,901 520
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
Osaka Gas Co Ltd 26,900 $ 482
Snam SpA 144,888 750
Toho Gas Co Ltd 5,300 311
Tokyo Gas Co Ltd 27,000 558
$ 4,152
Hand & Machine Tools - 0.40%
Amada Co Ltd 23,200 284
Disco Corp 2,100 662
Fuji Electric Co Ltd 9,100 381
Makita Corp 16,100 688
Schindler Holding AG - PC 2,927 799
Schindler Holding AG - REG 1,447 385
Techtronic Industries Co Ltd 98,500 1,499
$ 4,698
Healthcare - Products - 2.22%
Alcon Inc
(d)
35,330 2,433
Ambu A/S
(h)
11,775 543
Asahi Intecc Co Ltd 14,000 402
Carl Zeiss Meditec AG 2,893 435
Cochlear Ltd 4,725 771
Coloplast A/S 8,537 1,300
Demant A/S
(d)
7,783 320
DiaSorin SpA 1,810 355
EssilorLuxottica SA 20,482 3,341
Fisher & Paykel Healthcare Corp Ltd 41,404 880
GN Store Nord AS 9,201 771
Koninklijke Philips NV 65,461 3,574
Olympus Corp 83,800 1,766
QIAGEN NV
(d)
16,586 820
Sartorius Stedim Biotech 1,988 869
Siemens Healthineers AG
(e)
19,311 1,070
Smith & Nephew PLC 62,921 1,222
Sonova Holding AG
(d)
3,934 1,007
Straumann Holding AG 744 898
Sysmex Corp 12,100 1,260
Terumo Corp 46,400 1,726
$ 25,763
Healthcare - Services - 0.82%
BioMerieux 2,978 378
Eurofins Scientific SE
(d)
9,593 851
Fresenius Medical Care AG & Co KGaA 15,324 1,061
Fresenius SE & Co KGaA 30,042 1,287
Lonza Group AG 5,352 3,376
NMC Health PLC
(d),(f),(g)
7,238 —
Orpea SA
(d)
3,715 446
PeptiDream Inc
(d)
6,600 315
Ramsay Health Care Ltd 13,157 669
Ryman Healthcare Ltd 28,741 303
Sonic Healthcare Ltd 32,612 800
$ 9,486
Holding Companies - Diversified - 0.22%
CK Hutchison Holdings Ltd 194,132 1,465
Jardine Matheson Holdings Ltd 15,649 816
Swire Pacific Ltd 35,000 256
$ 2,537
Home Builders - 0.46%
Barratt Developments PLC 73,167 680
Berkeley Group Holdings PLC 9,007 510
Daiwa House Industry Co Ltd 40,700 1,155
Iida Group Holdings Co Ltd 10,520 239
Persimmon PLC 22,917 830
Sekisui Chemical Co Ltd 25,700 461
Sekisui House Ltd 44,300 836
Taylor Wimpey PLC 261,854 578
$ 5,289

Schedule of Investments
International Equity Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
147
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 1.14%
Electrolux AB 16,207 $ 383
Hoshizaki Corp 3,700 326
Panasonic Corp 158,700 2,052
Rational AG
(h)
368 315
SEB SA 1,627 292
Sharp Corp/Japan 15,300 291
Sony Corp 90,700 9,578
$ 13,237
Insurance - 5.09%
Admiral Group PLC 13,855 600
Aegon NV 128,568 616
Ageas SA/NV 12,582 705
AIA Group Ltd 869,200 10,962
Allianz SE 29,624 7,150
Assicurazioni Generali SpA 79,269 1,487
Aviva PLC 282,211 1,430
AXA SA 138,975 3,495
Baloise Holding AG 3,332 583
CNP Assurances
(d)
12,334 222
Dai-ichi Life Holdings Inc 77,600 1,379
Direct Line Insurance Group PLC 98,045 438
Gjensidige Forsikring ASA 14,371 330
Hannover Rueck SE 4,334 734
Insurance Australia Group Ltd 175,299 673
Japan Post Holdings Co Ltd 113,200 973
Japan Post Insurance Co Ltd 16,200 333
Legal & General Group PLC 428,726 1,559
M&G PLC 186,806 481
Medibank Pvt Ltd 197,878 422
MS&AD Insurance Group Holdings Inc 32,000 908
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
10,067 2,961
NN Group NV 21,357 986
Phoenix Group Holdings PLC 39,488 392
Prudential PLC 187,454 3,734
QBE Insurance Group Ltd 105,683 757
RSA Insurance Group PLC 74,342 702
Sampo Oyj 33,844 1,506
SCOR SE
(d)
11,393 378
Sompo Holdings Inc 24,150 929
Suncorp Group Ltd 92,013 705
Swiss Life Holding AG 2,186 1,087
Swiss Re AG 20,532 1,929
T&D Holdings Inc 38,700 527
Tokio Marine Holdings Inc 45,500 2,260
Tryg A/S 10,856 341
Zurich Insurance Group AG 10,812 4,414
$ 59,088
Internet - 1.36%
Adevinta ASA - B Shares
(d)
17,225 240
Auto Trader Group PLC
(d),(e)
69,415 534
CyberAgent Inc 7,200 435
Delivery Hero SE
(d),(e)
9,313 1,190
Iliad SA 1,064 189
Kakaku.com Inc 9,600 306
M3 Inc 31,800 2,527
Mercari Inc
(d)
6,000 289
MonotaRO Co Ltd 8,900 511
Prosus NV
(d)
35,020 4,175
Rakuten Inc 61,800 694
Scout24 AG
(e)
7,732 583
SEEK Ltd 24,098 477
Trend Micro Inc/Japan 9,500 459
United Internet AG 7,667 338
Wix.com Ltd
(d)
3,997 1,393
Z Holdings Corp 190,700 1,164
ZOZO Inc 7,800 245
$ 15,749
COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies - 0.63%
Eurazeo SE
(d)
2,837 $ 210
EXOR NV 7,793 625
Groupe Bruxelles Lambert SA 8,117 803
Industrivarden AB - A Shares 7,678 273
Industrivarden AB - C Shares 11,475 379
Investor AB 32,728 2,418
Kinnevik AB - Class B
(d)
17,382 806
L E Lundbergforetagen AB 5,462 272
Melrose Industries PLC 349,068 811
Sofina SA 1,108 366
Washington H Soul Pattinson & Co Ltd 7,741 178
Wendel SE 1,929 220
$ 7,361
Iron & Steel - 0.52%
ArcelorMittal SA
(d)
51,505 1,203
BlueScope Steel Ltd 36,196 462
Evraz PLC 36,638 294
Fortescue Metals Group Ltd 121,674 2,247
Hitachi Metals Ltd 15,400 245
JFE Holdings Inc 35,400 373
Nippon Steel Corp 58,077 861
voestalpine AG 8,340 330
$ 6,015
Leisure Products & Services - 0.22%
Jardine Strategic Holdings Ltd 15,929 411
Shimano Inc 5,400 1,206
Yamaha Corp 9,600 538
Yamaha Motor Co Ltd 20,100 442
$ 2,597
Lodging - 0.47%
Accor SA
(d)
13,142 548
City Developments Ltd 32,700 179
Crown Resorts Ltd 26,761 206
Galaxy Entertainment Group Ltd 156,000 1,423
InterContinental Hotels Group PLC
(d)
12,468 876
Melco Resorts & Entertainment Ltd ADR
(d)
15,422 334
Sands China Ltd
(d)
174,400 822
SJM Holdings Ltd 142,000 198
Whitbread PLC
(d)
14,503 690
Wynn Macau Ltd
(d)
112,000 211
$ 5,487
Machinery - Construction & Mining - 1.10%
Epiroc AB - A Shares 47,351 1,004
Epiroc AB - B Shares 28,020 551
Hitachi Construction Machinery Co Ltd 7,600 236
Hitachi Ltd 69,600 3,210
Komatsu Ltd 63,000 1,891
Mitsubishi Electric Corp 131,200 1,943
Mitsubishi Heavy Industries Ltd 23,000 667
Sandvik AB 81,116 2,178
Siemens Energy AG
(d)
28,716 1,080
$ 12,760
Machinery - Diversified - 2.36%
Atlas Copco AB - A Shares 48,250 2,754
Atlas Copco AB - B Shares 28,038 1,359
CNH Industrial NV 73,525 1,085
Daifuku Co Ltd 7,300 701
FANUC Corp 13,800 3,449
GEA Group AG 11,024 382
Harmonic Drive Systems Inc 3,100 239
Hexagon AB 20,223 1,682
Husqvarna AB 30,048 367
Keyence Corp 13,160 6,276
KION Group AG 5,187 438
Kone Oyj 24,422 1,949
Kubota Corp 73,900 1,676
Miura Co Ltd 6,300 328
Nabtesco Corp 8,000 341
SMC Corp 4,100 2,432

Schedule of Investments
International Equity Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
148
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Spirax-Sarco Engineering PLC 5,299 $ 794
THK Co Ltd 8,600 280
Yaskawa Electric Corp 17,200 865
$ 27,397
Media - 0.50%
Bollore SA 63,507 304
Informa PLC
(d)
107,930 828
Pearson PLC
(h)
54,103 570
Schibsted ASA - A Shares 5,434 219
Schibsted ASA - B Shares 7,043 241
Vivendi SE 59,627 2,064
Wolters Kluwer NV 19,222 1,524
$ 5,750
Metal Fabrication & Hardware - 0.17%
MISUMI Group Inc 20,400 625
NSK Ltd 25,800 255
SKF AB 27,411 747
Tenaris SA 33,929 354
$ 1,981
Mining - 2.98%
Anglo American PLC 88,144 3,420
Antofagasta PLC 28,334 707
BHP Group Ltd 211,661 8,001
BHP Group PLC 151,754 4,820
Boliden AB 19,653 778
Evolution Mining Ltd 116,627 373
Fresnillo PLC 13,237 167
Glencore PLC
(d)
718,018 2,922
Newcrest Mining Ltd 58,671 1,103
Norsk Hydro ASA 96,629 535
Northern Star Resources Ltd 79,027 612
Rio Tinto Ltd 26,673 2,617
Rio Tinto PLC 80,625 6,988
South32 Ltd 347,537 738
Sumitomo Metal Mining Co Ltd 16,800 815
$ 34,596
Miscellaneous Manufacturers - 1.12%
Alfa Laval AB 22,604 698
Alstom SA
(d)
19,076 951
JSR Corp 14,600 438
Knorr-Bremse AG 5,213 664
Orica Ltd 29,163 283
Siemens AG 54,967 8,507
Smiths Group PLC 28,478 583
Toshiba Corp 27,800 880
$ 13,004
Office & Business Equipment - 0.33%
Canon Inc 71,900 1,559
FUJIFILM Holdings Corp 25,900 1,481
Ricoh Co Ltd 48,200 422
Seiko Epson Corp 20,100 333
$ 3,795
Oil & Gas - 3.36%
Ampol Ltd 17,942 341
BP PLC 1,456,308 5,964
DCC PLC 7,082 572
ENEOS Holdings Inc 220,630 976
Eni SpA 181,346 2,073
Equinor ASA 70,221 1,332
Galp Energia SGPS SA 36,017 403
Idemitsu Kosan Co Ltd 13,981 368
Inpex Corp 73,600 547
Lundin Energy AB 13,354 433
Neste Oyj 30,398 2,008
Oil Search Ltd 141,831 460
OMV AG 10,583 510
Repsol SA 107,853 1,358
Royal Dutch Shell PLC - A Shares 294,676 6,027
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Royal Dutch Shell PLC - B Shares 266,291 $ 5,220
Santos Ltd 127,219 705
TOTAL SE 181,098 8,445
Woodside Petroleum Ltd
(h)
69,135 1,304
$ 39,046
Pharmaceuticals - 7.87%
Alfresa Holdings Corp 13,500 261
Amplifon SpA 8,947 356
Astellas Pharma Inc 133,800 2,116
AstraZeneca PLC 94,290 9,159
Bayer AG 70,589 4,288
Chugai Pharmaceutical Co Ltd 48,300 2,168
Daiichi Sankyo Co Ltd 122,300 3,473
Eisai Co Ltd 18,100 1,248
Galapagos NV
(d)
3,053 252
GlaxoSmithKline PLC 360,505 6,015
Grifols SA 21,434 537
Hikma Pharmaceuticals PLC 12,422 389
Hisamitsu Pharmaceutical Co Inc
(h)
3,600 226
Ipsen SA 2,711 231
Kobayashi Pharmaceutical Co Ltd 3,600 341
Kyowa Kirin Co Ltd 19,400 543
Medipal Holdings Corp 13,200 262
Merck KGaA 9,287 1,510
Nippon Shinyaku Co Ltd 3,200 218
Novartis AG 159,535 13,740
Novo Nordisk A/S 123,723 8,826
Ono Pharmaceutical Co Ltd 26,600 717
Orion Oyj 7,617 312
Otsuka Holdings Co Ltd 28,100 1,121
Recordati Industria Chimica e Farmaceutica SpA 7,514 382
Roche Holding AG
(d)
2,299 769
Roche Holding AG 50,480 16,560
Sanofi 81,413 7,471
Santen Pharmaceutical Co Ltd 25,900 357
Shionogi & Co Ltd 19,000 971
Sumitomo Dainippon Pharma Co Ltd
(h)
12,800 203
Suzuken Co Ltd/Aichi Japan 4,700 180
Taisho Pharmaceutical Holdings Co Ltd 2,500 154
Takeda Pharmaceutical Co Ltd 113,300 3,818
Teva Pharmaceutical Industries Ltd ADR
(d)
78,747 847
UCB SA 9,085 901
Vifor Pharma AG 3,270 407
$ 91,329
Pipelines - 0.07%
APA Group 84,777 609
Koninklijke Vopak NV 4,970 237
$ 846
Private Equity - 0.27%
3i Group PLC 69,921 1,085
EQT AB 17,119 475
Partners Group Holding AG 1,344 1,609
$ 3,169
Real Estate - 1.56%
Aeon Mall Co Ltd 7,250 123
Aroundtown SA 71,784 522
Azrieli Group Ltd 3,056 185
CapitaLand Ltd 189,700 449
CK Asset Holdings Ltd 185,632 1,091
Daito Trust Construction Co Ltd 4,700 524
Deutsche Wohnen SE 24,563 1,154
ESR Cayman Ltd
(d),(e)
131,600 416
Fastighets AB Balder
(d)
7,277 348
Hang Lung Properties Ltd 145,000 376
Henderson Land Development Co Ltd 103,982 453
Hongkong Land Holdings Ltd 83,847 403
Hulic Co Ltd 21,800 244
LEG Immobilien AG 5,180 707
Mitsubishi Estate Co Ltd 85,000 1,479

Schedule of Investments
International Equity Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
149
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Mitsui Fudosan Co Ltd 66,000 $ 1,501
New World Development Co Ltd 109,750 558
Nomura Real Estate Holdings Inc 8,200 186
REA Group Ltd 3,787 400
Sino Land Co Ltd 225,073 340
Sumitomo Realty & Development Co Ltd 22,300 774
Sun Hung Kai Properties Ltd 93,500 1,518
Swire Properties Ltd 84,200 271
Swiss Prime Site AG 5,460 511
Tokyu Fudosan Holdings Corp 44,000 278
UOL Group Ltd 33,400 184
Vonovia SE 38,625 2,460
Wharf Real Estate Investment Co Ltd 119,000 711
$ 18,166
REITs - 1.36%
Ascendas Real Estate Investment Trust 231,050 505
British Land Co PLC/The 63,256 432
CapitaLand Integrated Commercial Trust 325,556 509
Covivio 3,735 314
Daiwa House REIT Investment Corp 143 376
Dexus 78,250 537
Gecina SA 3,295 455
GLP J-Reit
(d)
295 478
Goodman Group 119,464 1,527
GPT Group/The 139,960 460
Japan Metropolitan Fund Invest 502 501
Japan Real Estate Investment Corp 95 581
Klepierre SA 14,009 329
Land Securities Group PLC 50,612 469
Link REIT 148,300 1,400
Mapletree Commercial Trust 154,900 235
Mapletree Logistics Trust 207,900 287
Mirvac Group 282,917 488
Nippon Building Fund Inc 107 655
Nippon Prologis REIT Inc 151 461
Nomura Real Estate Master Fund Inc 305 459
Orix JREIT Inc 189 324
Scentre Group 372,932 826
Segro PLC 85,616 1,087
Stockland 171,513 548
Suntec Real Estate Investment Trust 142,000 153
Unibail-Rodamco-Westfield 9,951 733
United Urban Investment Corp 213 294
Vicinity Centres 278,021 350
$ 15,773
Retail - 2.27%
ABC-Mart Inc 2,300 131
Aeon Co Ltd
(h)
47,000 1,419
Cie Financiere Richemont SA 37,507 3,614
Cosmos Pharmaceutical Corp 1,400 200
Fast Retailing Co Ltd 4,200 4,164
H & M Hennes & Mauritz AB
(d)
57,723 1,358
Industria de Diseno Textil SA 78,377 2,584
JD Sports Fashion PLC
(d)
37,063 431
Kingfisher PLC
(d)
151,616 562
Lawson Inc
(h)
3,600 169
Marui Group Co Ltd 13,600 261
McDonald's Holdings Co Japan Ltd 4,700 234
Moncler SpA 13,923 861
Next PLC
(d)
9,554 1,012
Nitori Holdings Co Ltd 5,800 1,083
Pan Pacific International Holdings Corp 29,600 694
Pandora A/S 7,186 698
Ryohin Keikaku Co Ltd 17,100 387
Shimamura Co Ltd 1,600 160
Sundrug Co Ltd 5,100 192
Swatch Group AG/The - BR 2,080 621
Swatch Group AG/The - REG 3,782 217
Tsuruha Holdings Inc 2,700 348
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
USS Co Ltd 15,800 $ 301
Welcia Holdings Co Ltd 6,700 214
Wesfarmers Ltd 81,468 3,099
Yamada Holdings Co Ltd 52,100 250
Zalando SE
(d),(e)
11,033 1,134
$ 26,398
Semiconductors - 2.85%
Advantest Corp 14,400 1,189
ASM International NV 3,398 916
ASM Pacific Technology Ltd 22,100 307
ASML Holding NV 30,585 17,345
Hamamatsu Photonics KK 10,000 590
Infineon Technologies AG 93,831 4,083
Lasertec Corp 5,500 673
Renesas Electronics Corp
(d)
55,700 613
Rohm Co Ltd 6,300 624
STMicroelectronics NV 45,798 1,779
SUMCO Corp 18,800 433
Tokyo Electron Ltd 10,800 4,504
$ 33,056
Shipbuilding - 0.03%
Wartsila OYJ Abp 31,888 366
Software - 1.59%
AVEVA Group PLC 8,261 392
Capcom Co Ltd 6,300 382
Dassault Systemes SE 9,495 1,972
Koei Tecmo Holdings Co Ltd 3,200 180
Konami Holdings Corp 6,700 432
Nemetschek SE 4,151 261
Nexon Co Ltd 34,900 1,099
Oracle Corp Japan 2,800 284
Sage Group PLC/The 78,531 614
SAP SE 75,029 9,280
Square Enix Holdings Co Ltd 6,600 375
TeamViewer AG
(d),(e)
11,556 620
Temenos AG 4,800 648
TIS Inc 16,100 335
Ubisoft Entertainment SA
(d)
6,644 542
WiseTech Global Ltd 10,469 219
Xero Ltd
(d)
8,726 799
$ 18,434
Telecommunications - 3.90%
BT Group PLC
(d)
641,288 1,110
Deutsche Telekom AG 239,480 4,356
Elisa Oyj 10,221 611
Hikari Tsushin Inc 1,500 298
HKT Trust & HKT Ltd 271,980 370
KDDI Corp 116,000 3,616
Koninklijke KPN NV 256,681 841
Nice Ltd
(d)
4,516 1,043
Nippon Telegraph & Telephone Corp 92,600 2,399
Nokia OYJ
(d)
406,235 1,619
Orange SA 143,345 1,652
PCCW Ltd 305,000 175
Proximus SADP 10,931 214
SES SA 27,552 220
Singapore Telecommunications Ltd 586,700 1,029
SoftBank Corp 206,500 2,792
SoftBank Group Corp 112,700 10,518
Spark New Zealand Ltd 133,056 441
Swisscom AG 1,862 935
Tele2 AB 35,984 455
Telecom Italia SpA/Milano 600,793 285
Telecom Italia SpA/Milano - RSP 433,100 232
Telefonaktiebolaget LM Ericsson 209,716 2,621
Telefonica Deutschland Holding AG 74,804 200
Telefonica SA 363,708 1,553
Telenor ASA 50,276 813
Telia Co AB 176,305 714

Schedule of Investments
International Equity Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
150
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telstra Corp Ltd 299,089 $ 712
TPG Telecom Ltd
(d)
26,737 141
Vodafone Group PLC 1,927,894 3,300
$ 45,265
Textiles - 0.02%
Teijin Ltd 12,800 221
Toys, Games & Hobbies - 0.52%
Bandai Namco Holdings Inc 14,400 1,101
Nintendo Co Ltd 8,100 4,954
$ 6,055
Transportation - 1.83%
AP Moller - Maersk A/S - A 229 458
AP Moller - Maersk A/S - B
(h)
441 943
Aurizon Holdings Ltd 134,421 396
Central Japan Railway Co 10,400 1,714
Deutsche Post AG 71,221 3,537
DSV PANALPINA A/S 14,874 2,720
East Japan Railway Co 21,800 1,625
Getlink SE
(d)
31,615 518
Hankyu Hanshin Holdings Inc 16,500 552
Keihan Holdings Co Ltd 6,800 307
Keikyu Corp 15,900 253
Keio Corp 7,300 548
Keisei Electric Railway Co Ltd 9,300 337
Kintetsu Group Holdings Co Ltd 12,300 517
Kuehne + Nagel International AG 3,881 921
Kyushu Railway Co 10,700 280
MTR Corp Ltd 111,000 666
Nagoya Railroad Co Ltd 13,400 342
Nippon Express Co Ltd 5,200 389
Nippon Yusen KK 11,000 318
Odakyu Electric Railway Co Ltd 21,200 623
Poste Italiane SpA
(e)
37,539 425
Seibu Holdings Inc 15,100 182
SG Holdings Co Ltd 23,100 530
Tobu Railway Co Ltd 13,600 389
Tokyu Corp 35,900 495
West Japan Railway Co 11,700 720
Yamato Holdings Co Ltd 21,000 554
$ 21,259
Water - 0.23%
Severn Trent PLC 17,163 526
Suez SA 24,832 516
United Utilities Group PLC 48,995 587
Veolia Environnement SA 38,721 1,038
$ 2,667
TOTAL COMMON STOCKS $ 1,141,987
PREFERRED STOCKS - 0.59 % Shares Held Value (000's)
Automobile Manufacturers - 0.34%
Bayerische Motoren Werke AG 2.52% 4,087 $ 277
Porsche Automobil Holding SE 2.21% 11,004 881
Volkswagen AG 4.86% 13,335 2,790
$ 3,948
Chemicals - 0.03%
FUCHS PETROLUB SE 0.97% 4,995 274
Consumer Products - 0.11%
Henkel AG & Co KGaA 1.85% 12,802 1,261
Electronics - 0.11%
Sartorius AG 0.71% 2,557 1,313
TOTAL PREFERRED STOCKS $ 6,796
Total Investments $ 1,168,407
Other Assets and Liabilities -  (0.65)% (7,526)
TOTAL NET ASSETS - 100.00% $ 1,160,881
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,613 or
0.83% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,829 or 1.79% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,874 or 0.68% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 25.12%
United Kingdom 12.20%
France 10.56%
Switzerland 9.52%
Germany 9.05%
Australia 7.34%
Netherlands 5.39%
Hong Kong 3.31%
Sweden 3.27%
Denmark 2.38%
Spain 2.36%
Italy 2.02%
United States 1.69%
Finland 1.21%
Singapore 1.04%
Ireland 0.97%
Belgium 0.83%
Israel 0.61%
Norway 0.60%
New Zealand 0.33%
Luxembourg 0.26%
Austria 0.18%
Portugal 0.15%
Macao 0.09%
Isle of Man 0.07%
Chile 0.06%
Jordan 0.03%
Mexico 0.01%
United Arab Emirates 0.00%
Other Assets and Liabilities
(0.65)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Equity Index Fund
February 28, 2021 (unaudited)
See accompanying notes.
151
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,634 $ 159,627 $ 163,704 $ 6,557
$ 10,634 $ 159,627 $ 163,704 $ 6,557
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2021 Long 12 $ 1,298 $ 48
Total $ 48
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
February 28, 2021 (unaudited)
See accompanying notes.
152
INVESTMENT COMPANIES - 2 .70 % Shares Held Value (000's)
Money Market Funds - 2 .70%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
12,496,666 $ 12,497
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
13,988,206 13,988
$ 26,485
TOTAL INVESTMENT COMPANIES $ 26,485
COMMON STOCKS - 98 .82 % Shares Held Value (000's)
Advertising - 0 .56%
Stroeer SE & Co KGaA 60,990 $ 5,471
Aerospace & Defense - 0 .35%
CAE Inc 129,600 3,430
Agriculture - 0 .45%
Genus PLC 62,828 4,414
Airlines - 0 .36%
Wizz Air Holdings Plc
(d),(e)
47,395 3,516
Apparel - 1 .30%
boohoo Group PLC
(d)
1,778,629 8,355
Puma SE 24,637 2,623
Yue Yuen Industrial Holdings Ltd
(d)
814,000 1,734
$ 12,712
Automobile Parts & Equipment - 2 .50%
Faurecia SE
(d)
108,167 5,596
FCC Co Ltd 92,500 1,489
Georg Fischer AG 1,990 2,556
Rheinmetall AG 68,765 6,852
Toyoda Gosei Co Ltd 193,200 5,052
TS Tech Co Ltd 108,500 3,037
$ 24,582
Banks - 4 .60%
Banca Mediolanum SpA 633,253 5,504
BAWAG Group AG
(d),(e)
88,181 4,552
BPER Banca
(d)
3,200,477 6,999
Cembra Money Bank AG 39,121 4,074
Chiba Bank Ltd/The 697,800 4,469
Israel Discount Bank Ltd 1,460,057 5,384
Mediobanca Banca di Credito Finanziario SpA
(d)
668,479 6,941
Paragon Banking Group PLC 365,371 2,290
Shinsei Bank Ltd
(f)
347,800 4,976
$ 45,189
Beverages - 0 .92%
Carlsberg AS 14,166 2,225
Royal Unibrew A/S 66,036 6,775
$ 9,000
Building Materials - 2 .22%
Buzzi Unicem SpA 298,887 7,535
Ibstock PLC
(d),(e)
1,059,338 3,162
ROCKWOOL International A/S 17,794 6,433
Wienerberger AG 141,121 4,704
$ 21,834
Chemicals - 2 .91%
Arkema SA 59,100 6,515
Denka Co Ltd 210,900 7,970
Koninklijke DSM NV 13,607 2,244
Sumitomo Bakelite Co Ltd 146,200 5,853
Zeon Corp 405,500 5,974
$ 28,556
Commercial Services - 1 .86%
Dai Nippon Printing Co Ltd 94,800 1,714
Loomis AB 206,722 5,404
Nishio Rent All Co Ltd 84,200 2,080
Nuvei Corp
(d),(e)
31,739 1,679
Persol Holdings Co Ltd 161,400 3,224
Rentokil Initial PLC 384,289 2,504
Sixt SE
(d)
13,624 1,697
$ 18,302
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 5 .19%
Appen Ltd 236,744 $ 3,047
Computacenter PLC 116,653 3,401
CyberArk Software Ltd
(d)
42,800 6,284
Keywords Studios PLC
(d)
113,614 3,983
Logitech International SA 34,581 3,676
MCJ Co Ltd 181,297 1,552
NEC Corp 58,900 3,222
NEC Networks & System Integration Corp 188,300 3,129
NET One Systems Co Ltd 101,000 3,141
Nomura Research Institute Ltd 102,200 3,171
NSD Co Ltd 121,900 2,088
S&T AG
(d),(f)
134,590 3,601
Softcat PLC 165,845 3,377
Sopra Steria Group 23,082 3,751
Teleperformance 9,997 3,541
$ 50,964
Distribution & Wholesale - 1 .25%
Seven Group Holdings Ltd
(f)
388,889 6,499
Toromont Industries Ltd 79,204 5,770
$ 12,269
Diversified Financial Services - 3 .44%
DWS Group GmbH & Co KGaA
(e)
70,991 2,958
Euronext NV
(e)
43,897 4,717
Futu Holdings Ltd ADR
(d),(f)
6,842 1,045
IG Group Holdings PLC 560,157 6,110
Mitsubishi UFJ Lease & Finance Co Ltd 1,043,100 5,628
St James's Place PLC 335,004 5,525
TP Icap Group PLC 846,046 2,824
Zenkoku Hosho Co Ltd 108,100 4,991
$ 33,798
Electric - 2 .36%
BKW AG 19,413 2,147
Boralex Inc 88,500 3,079
Capital Power Corp 219,800 5,926
Hera SpA 1,455,627 5,167
Northland Power Inc 206,500 6,856
$ 23,175
Electrical Components & Equipment - 1 .60%
Nexans SA 23,404 1,819
Prysmian SpA 211,532 6,795
Signify NV
(e)
162,694 7,089
$ 15,703
Electronics - 1 .32%
Anritsu Corp
(f)
281,500 6,020
Halma PLC 87,757 2,778
Mycronic AB 166,944 4,193
$ 12,991
Energy - Alternate Sources - 0 .88%
Ceres Power Holdings PLC
(d)
162,497 2,831
ERG SpA 74,023 2,113
Vestas Wind Systems A/S 19,418 3,642
$ 8,586
Engineering & Construction - 5 .32%
Balfour Beatty PLC
(d)
851,569 3,275
Downer EDI Ltd 1,549,390 6,141
Hazama Ando Corp 667,300 5,013
IMI PLC 187,284 3,435
JGC Holdings Corp 509,100 6,610
Kajima Corp 300,700 3,859
Kyowa Exeo Corp 253,500 6,496
Kyudenko Corp 25,500 844
Mirait Holdings Corp 121,700 1,919
Penta-Ocean Construction Co Ltd 777,500 5,811
SPIE SA
(d)
195,369 4,402
Stantec Inc 112,300 4,418
$ 52,223

Schedule of Investments
International Small Company Fund
February 28, 2021 (unaudited)
See accompanying notes.
153
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 1 .98%
Entain PLC 395,137 $ 7,817
Flutter Entertainment PLC
(d)
14,690 2,840
Kindred Group PLC
(d)
380,846 6,083
Tokyotokeiba Co Ltd 57,200 2,683
$ 19,423
Food - 3 .78%
AAK AB 196,402 4,208
Empire Co Ltd 205,100 5,700
HelloFresh SE
(d)
89,185 6,929
J Sainsbury PLC 2,026,047 6,413
Morinaga Milk Industry Co Ltd 132,200 6,013
NH Foods Ltd 131,700 5,572
Sonae SGPS SA 2,789,468 2,277
$ 37,112
Forest Products & Paper - 0 .71%
Sumitomo Forestry Co Ltd 200,900 3,621
UPM-Kymmene Oyj 86,364 3,300
$ 6,921
Hand & Machine Tools - 0 .15%
Amada Co Ltd 118,700 1,450
Healthcare - Products - 1 .64%
Carl Zeiss Meditec AG 13,067 1,963
ConvaTec Group PLC
(e)
1,668,198 4,379
GN Store Nord AS 72,407 6,068
Sartorius Stedim Biotech 8,510 3,721
$ 16,131
Healthcare - Services - 1 .01%
Evotec SE
(d)
114,153 4,415
ICON PLC
(d)
30,395 5,492
$ 9,907
Holding Companies - Diversified - 0 .16%
Swire Pacific Ltd 218,500 1,601
Home Builders - 0 .94%
Redrow PLC 793,061 6,038
Taylor Wimpey PLC 1,451,261 3,202
$ 9,240
Insurance - 1 .70%
ASR Nederland NV 204,143 8,529
Conduit Holdings Ltd
(d)
282,684 2,095
SCOR SE
(d)
183,852 6,100
$ 16,724
Internet - 1 .14%
Auto1 Group SE
(d),(e)
21,414 1,188
Future PLC 126,825 3,454
Moonpig Group PLC
(d)
241,022 1,511
Scout24 AG
(e)
66,853 5,043
$ 11,196
Iron & Steel - 0 .71%
JFE Holdings Inc 664,300 7,005
Machinery - Diversified - 3 .87%
ATS Automation Tooling Systems Inc
(d)
187,800 4,140
Bucher Industries AG 17,556 8,478
Husqvarna AB 510,060 6,238
KION Group AG 85,401 7,216
Okuma Holdings Inc 98,600 5,464
Sumitomo Heavy Industries Ltd 140,300 3,894
Vesuvius PLC 346,194 2,525
$ 37,955
Media - 0 .82%
Nine Entertainment Co Holdings Ltd 3,623,359 8,008
Metal Fabrication & Hardware - 0 .69%
Reliance Worldwide Corp Ltd 1,056,588 3,492
SKF AB 118,722 3,235
$ 6,727
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 3 .64%
Equinox Gold Corp
(d)
217,400 $ 1,800
Lundin Mining Corp 943,800 10,806
Northern Star Resources Ltd 488,122 3,781
NRW Holdings Ltd 1,588,811 2,465
OZ Minerals Ltd 604,007 10,331
Silver Lake Resources Ltd
(d)
1,458,158 1,601
SSR Mining Inc 222,934 3,165
Wesdome Gold Mines Ltd
(d)
262,900 1,766
$ 35,715
Miscellaneous Manufacturers - 1 .10%
Aalberts NV 99,446 4,644
Trelleborg AB 240,184 6,109
$ 10,753
Office & Business Equipment - 0 .50%
Canon Marketing Japan Inc 137,700 3,026
Sato Holdings Corp 79,400 1,871
$ 4,897
Oil & Gas - 2 .00%
DCC PLC 60,219 4,864
Lundin Energy AB 102,860 3,338
Parex Resources Inc
(d)
385,767 6,166
Tourmaline Oil Corp 289,300 5,265
$ 19,633
Oil & Gas Services - 0 .33%
John Wood Group PLC
(d)
758,684 3,189
Packaging & Containers - 1 .69%
DS Smith PLC 1,519,869 8,444
SIG Combibloc Group AG
(d)
369,625 8,163
$ 16,607
Pharmaceuticals - 2 .86%
ALK-Abello A/S
(d)
7,921 3,334
Aphria Inc
(d)
57,600 1,029
Clinigen Group Plc 168,456 1,673
CVS Group PLC
(d)
101,887 2,404
Dechra Pharmaceuticals PLC 100,699 4,824
Hikma Pharmaceuticals PLC 185,518 5,803
Nippon Shinyaku Co Ltd 59,100 4,025
Ship Healthcare Holdings Inc 57,800 3,208
Towa Pharmaceutical Co Ltd 88,800 1,755
$ 28,055
Pipelines - 0 .32%
Keyera Corp
(f)
163,600 3,172
Private Equity - 1 .12%
Intermediate Capital Group PLC 337,281 8,179
JAFCO Group Co ltd 46,100 2,828
$ 11,007
Real Estate - 3 .68%
CA Immobilien Anlagen AG 61,444 2,635
Castellum AB 310,943 7,249
Hysan Development Co Ltd 1,396,000 5,959
Kojamo Oyj 144,300 2,772
LEG Immobilien AG 41,296 5,634
PSP Swiss Property AG 56,767 6,769
TAG Immobilien AG
(d)
94,814 2,693
UOL Group Ltd 442,400 2,436
$ 36,147
REITs - 6 .15%
alstria office REIT-AG 221,622 3,680
Canadian Apartment Properties REIT 60,200 2,414
Charter Hall Group 762,010 6,930
Cofinimmo SA 16,196 2,507
Frasers Logistics & Commercial Trust 2,648,600 2,726
GLP J-Reit
(d)
3,556 5,763
Granite Real Estate Investment Trust 54,700 3,133
Inmobiliaria Colonial Socimi SA 350,587 3,405
Japan Hotel REIT Investment Corp 8,288 5,191
Japan Metropolitan Fund Invest 3,137 3,130
Kenedix Office Investment Corp 581 3,847

Schedule of Investments
International Small Company Fund
February 28, 2021 (unaudited)
See accompanying notes.
154
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Keppel DC REIT 1,936,000 $ 3,947
Mapletree Industrial Trust 2,176,700 4,322
Mitsui Fudosan Logistics Park Inc 930 4,529
Summit Industrial Income REIT 266,000 2,826
Waypoint REIT 1,095,919 2,017
$ 60,367
Retail - 7 .23%
ABC-Mart Inc 47,500 2,714
B&M European Value Retail SA 1,182,259 9,044
cocokara fine Inc 41,100 2,866
Cosmos Pharmaceutical Corp 32,900 4,709
Grafton Group PLC 376,016 5,201
JD Sports Fashion PLC
(d)
518,095 6,022
Man Wah Holdings Ltd 1,660,400 3,629
Moncler SpA 41,880 2,590
Ryohin Keikaku Co Ltd 281,000 6,367
Saizeriya Co Ltd 8,700 183
Seiko Holdings Corp 115,800 1,935
Seria Co Ltd 144,400 4,602
Shop Apotheke Europe NV
(d),(e),(f)
17,966 4,356
Super Retail Group Ltd 488,991 4,147
Sushiro Global Holdings Ltd 228,200 8,558
Zur Rose Group AG
(d),(f)
8,614 4,064
$ 70,987
Semiconductors - 1 .67%
ASM International NV 36,586 9,868
Tokyo Ohka Kogyo Co Ltd 61,800 3,645
Ulvac Inc 63,900 2,891
$ 16,404
Software - 2 .45%
Cint Group AB
(d)
131,536 1,324
CompuGroup Medical SE & Co KgaA 30,889 2,652
Descartes Systems Group Inc/The
(d)
68,900 4,034
Kinaxis Inc
(d)
24,200 3,271
LINK Mobility Group Holding ASA
(d)
753,439 4,704
Open Text Corp 63,900 2,846
TIS Inc 249,500 5,194
$ 24,025
Telecommunications - 1 .81%
Bezeq The Israeli Telecommunication Corp Ltd
(d)
4,791,489 4,686
Eutelsat Communications SA 289,263 3,491
Proximus SADP 195,390 3,816
Spark New Zealand Ltd 1,735,732 5,756
$ 17,749
Transportation - 3 .58%
ComfortDelGro Corp Ltd 4,145,400 4,982
Kamigumi Co Ltd 279,100 5,251
Nippon Express Co Ltd 78,200 5,848
PostNL NV 1,051,823 4,471
Sankyu Inc 123,400 5,170
TFI International Inc 134,900 9,423
$ 35,145
TOTAL COMMON STOCKS $ 969,967
PREFERRED STOCKS - 0 .30 % Shares Held Value (000's)
Machinery - Diversified - 0 .30%
Jungheinrich AG 0.48% 68,283 $ 2,951
TOTAL PREFERRED STOCKS $ 2,951
Total Investments $ 999,403
Other Assets and Liabilities -  (1.82)% (17,902)
TOTAL NET ASSETS - 100.00% $ 981,501
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,867 or 2.43% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $42,639 or 4.34% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22,214 or 2.26% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 24 .88%
United Kingdom 12 .78%
Canada 10 .40%
Germany 6 .50%
Australia 5 .60%
Netherlands 4 .68%
Italy 4 .45%
Switzerland 4 .42%
Sweden 4 .22%
France 3 .96%
United States 3 .06%
Denmark 2 .90%
Ireland 2 .28%
Singapore 1 .88%
Israel 1 .67%
Austria 1 .58%
Hong Kong 1 .32%
Isle of Man 0 .80%
Belgium 0 .64%
Finland 0 .62%
Malta 0 .62%
New Zealand 0 .59%
Jordan 0 .59%
Norway 0 .48%
Spain 0 .35%
Portugal 0 .23%
Bermuda 0 .21%
China 0 .11%
Other Assets and Liabilities
( 1 .82 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Small Company Fund
February 28, 2021 (unaudited)
See accompanying notes.
155
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,884 $ 271,963 $ 292,859 $ 13,988
$ 34,884 $ 271,963 $ 292,859 $ 13,988
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2021 (unaudited)
See accompanying notes.
156
INVESTMENT COMPANIES - 0.13% Shares Held Value (000's)
Exchange-Traded Funds - 0.13%
iShares Short-Term National Muni Bond ETF 1,000 $ 108
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
535 31
VanEck Vectors High Yield Muni ETF 320 20
VanEck Vectors Short High Yield Muni ETF 1,000 25
$ 184
TOTAL INVESTMENT COMPANIES $ 184
MUNICIPAL BONDS - 102.86%
Principal
Amount (000's) Value (000's)
Alabama - 3.79%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 2,006
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,111
5.25%, 05/01/2044
(a)
2,000 2,272
$ 5,389
Arizona - 3.98%
Arizona Industrial Development Authority
5.00%, 01/01/2049
(a)
1,000 718
7.25%, 01/01/2054
(a)
1,000 834
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,783
Salt Verde Financial Corp
5.00%, 12/01/2032 1,000 1,311
$ 5,646
Arkansas - 0.76%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(a)
1,000 1,075
California - 5.62%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 546
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,161
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(b)
500 506
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,009
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(a)
2,000 1,829
4.00%, 08/01/2056
(a)
1,000 1,079
La Verne Public Financing Authority
7.25%, 09/01/2026 430 431
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,419
$ 7,980
Colorado - 7.63%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 1,054
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,342
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,123
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,083
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(b),(c)
683 840
4.00%, 12/15/2036
(b),(c)
1,820 2,206
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 538
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,000 1,047
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Velocity Metropolitan District No 3
5.50%, 12/01/2048 $ 1,500 $ 1,602
$ 10,835
Connecticut - 1.69%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
2,400 2,401
District of Columbia - 0.78%
District of Columbia
4.00%, 07/01/2039 1,000 1,107
Florida - 6.29%
Florida Development Finance Corp
7.38%, 01/01/2049
(a)
3,750 3,628
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
2,999 3,508
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,498
Orange County Housing Finance Authority
7.00%, 10/01/2025 300 301
$ 8,935
Illinois - 15.16%
Chicago Board of Education
5.00%, 12/01/2041 1,000 1,172
City of Chicago IL
5.50%, 01/01/2042 300 331
5.50%, 01/01/2049 1,000 1,160
6.00%, 01/01/2038 1,900 2,249
7.46%, 02/15/2026 1,595 1,182
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 879
5.00%, 01/01/2039 1,200 1,373
Illinois Finance Authority
0.00%, 12/01/2042
(d)
300 240
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,167
5.00%, 06/15/2029 1,000 1,178
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(c)
4,991 5,861
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,186
5.00%, 06/15/2057 500 583
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,150
State of Illinois
5.00%, 11/01/2028 500 576
5.50%, 07/01/2027 1,150 1,242
$ 21,529
Indiana - 0.87%
Indiana Finance Authority
7.00%, 03/01/2039
(a)
1,000 918
Town of Shoals IN
7.25%, 11/01/2043 300 317
$ 1,235
Louisiana - 5.53%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(a)
1,000 1,046
5.50%, 11/01/2039
(a)
800 870
5.65%, 11/01/2037
(a)
1,000 1,125
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(d)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,792

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2021 (unaudited)
See accompanying notes.
157
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Parish of St John the Baptist LA
2.10%, 06/01/2037
(e)
$ 1,000 $ 1,020
$ 7,853
Maine - 0.79%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,118
Maryland - 0.46%
City of Westminster MD
6.25%, 07/01/2044 600 651
Michigan - 4.84%
City of Detroit MI
5.00%, 04/01/2046 1,000 1,194
5.00%, 04/01/2050 1,000 1,190
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 1,000 1,105
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,168
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,116
5.00%, 11/15/2049 1,000 1,104
$ 6,877
Missouri - 1.93%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(b)
400 516
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,114
Kansas City Industrial Development Authority
5.00%, 04/01/2046
(a)
1,100 1,114
$ 2,744
Montana - 1.01%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,439
Nevada - 1.76%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
1,396 1,634
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
1,000 859
$ 2,493
New Hampshire - 1.76%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(e)
1,000 1,023
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,482
$ 2,505
New Jersey - 5.85%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 266
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 587
5.00%, 06/15/2047 500 574
5.25%, 06/15/2040 55 66
5.25%, 06/15/2040 945 1,067
5.63%, 11/15/2030 1,500 1,675
5.75%, 09/15/2027 500 520
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,259
New Jersey Turnpike Authority
4.00%, 01/01/2051 150 172
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,125
$ 8,311
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 4.40%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 $ 400 $ 450
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,174
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,161
4.00%, 12/01/2042 1,000 1,110
5.00%, 01/01/2036 1,000 1,173
5.38%, 08/01/2036 1,000 1,185
$ 6,253
Ohio - 4.10%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,000 3,375
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 1,110
5.00%, 07/01/2049
(a)
1,000 1,070
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(d),(f),(g)
1,000 269
$ 5,824
Oklahoma - 1.59%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,166
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,092
$ 2,258
Oregon - 0.19%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(d)
1,000 275
Pennsylvania - 4.94%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 535
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,261
5.00%, 06/01/2035 1,000 1,216
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,070
Pennsylvania Economic Development Financing
Authority
3.25%, 08/01/2039
(a)
1,000 1,015
5.50%, 11/01/2044 1,000 1,037
5.75%, 06/01/2036
(a)
1,000 880
$ 7,014
Puerto Rico - 0.96%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(d)
1,670 1,365
South Carolina - 0.38%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 533
South Dakota - 0.35%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 500
Tennessee - 1.79%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,156
5.00%, 10/01/2035 500 539
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 845
$ 2,540

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2021 (unaudited)
See accompanying notes.
158
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas - 7.66%
Calhoun County Navigation Industrial
Development Authority
7.00%, 07/27/2021
(a),(e)
$ 2,000 $ 2,000
North Texas Tollway Authority
5.00%, 01/01/2045 615 696
5.00%, 01/01/2048 500 576
Port Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,500 3,599
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2032 1,000 1,323
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 1,990 2,336
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 343
$ 10,873
Utah - 1.06%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,501
Vermont - 1.04%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(e)
1,300 1,476
Virginia - 1.06%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(e)
1,500 1,502
Wisconsin - 2.84%
Public Finance Authority
5.00%, 01/01/2024 500 551
5.00%, 12/01/2025 1,200 1,396
5.00%, 09/01/2039
(a)
1,000 1,129
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 60 59
6.00%, 07/01/2028 170 162
6.50%, 07/01/2033 300 277
7.00%, 07/01/2043 500 465
$ 4,039
TOTAL MUNICIPAL BONDS $ 146,076
Total Investments $ 146,260
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.42)%
Notes with interest rates of 0.06% - 0.26% at
February 28, 2021 and contractual maturity of
collateral from 2024-2036.
(h)
$ (7,691) (7,691)
Total Net Investments $ 138,569
Other Assets and Liabilities -  2.43% 3,449
TOTAL NET ASSETS - 100.00% $ 142,018
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $47,207 or 33.24% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund. See accompanying notes for additional information.
(d) Non-income producing security
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $269 or 0.19%
of net assets.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
February 28, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 83.26%
General Obligation Unlimited 8.38%
Insured 3.67%
General Obligation Limited 2.82%
Revenue Notes 1.41%
Tax Allocation 1.34%
Certificate Participation 0.83%
Prerefunded 0.80%
Special Tax 0.35%
Investment Companies 0.13%
Liability For Floating Rate Notes Issued (5.42)%
Other Assets and Liabilities
2.43%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2021 (unaudited)
See accompanying notes.
159
INVESTMENT COMPANIES - 2 .96 % Shares Held Value (000's)
Money Market Funds - 2 .96%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
22 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
102,525,119 102,525
$ 102,525
TOTAL INVESTMENT COMPANIES $ 102,525
COMMON STOCKS - 96 .81 % Shares Held Value (000's)
Aerospace & Defense - 1 .00%
Aselsan Elektronik Sanayi Ve Ticaret AS 7,291,500 $ 16,729
Bharat Electronics Ltd 9,620,300 17,888
$ 34,617
Apparel - 0 .79%
Shenzhou International Group Holdings Ltd 1,317,300 27,316
Automobile Manufacturers - 1 .72%
Geely Automobile Holdings Ltd 15,976,300 51,678
Sinotruk Hong Kong Ltd 2,427,337 7,747
$ 59,425
Automobile Parts & Equipment - 1 .65%
Hyundai Mobis Co Ltd 117,700 31,665
Weichai Power Co Ltd 8,640,100 25,432
$ 57,097
Banks - 4 .15%
Bank Mandiri Persero Tbk PT
(d)
34,465,500 14,759
China Merchants Bank Co Ltd 10,665,100 81,788
Grupo Financiero Banorte SAB de CV
(d)
5,734,700 28,798
Sberbank of Russia PJSC ADR 1,249,800 18,187
$ 143,532
Beverages - 0 .58%
Kweichow Moutai Co Ltd 61,348 20,103
Building Materials - 2 .08%
China National Building Material Co Ltd 10,926,900 16,532
China Resources Cement Holdings Ltd 15,496,300 18,437
Xinyi Glass Holdings Ltd 6,591,000 18,442
Zhuzhou Kibing Group Co Ltd 8,248,680 18,741
$ 72,152
Chemicals - 2 .43%
Coromandel International Ltd 1,419,200 14,898
Hansol Chemical Co Ltd 85,837 18,577
Kumho Petrochemical Co Ltd
(d)
152,000 28,479
Soulbrain Co Ltd/New 80,312 22,052
$ 84,006
Coal - 0 .44%
Shaanxi Coal Industry Co Ltd 9,213,068 15,230
Commercial Services - 0 .51%
China Yuhua Education Corp Ltd
(e)
21,281,969 17,588
Computers - 4 .89%
Asustek Computer Inc 4,109,000 44,810
Gigabyte Technology Co Ltd 5,907,600 18,442
Infosys Ltd ADR 3,370,818 57,708
LG Corp 207,000 17,255
Phison Electronics Corp 1,874,700 30,876
$ 169,091
Diversified Financial Services - 4 .97%
B3 SA - Brasil Bolsa Balcao 2,426,800 23,561
Chailease Holding Co Ltd 3,771,990 23,297
Hana Financial Group Inc 1,424,100 46,777
KB Financial Group Inc 696,000 26,939
KIWOOM Securities Co Ltd
(d)
136,000 15,570
Manappuram Finance Ltd 5,524,100 13,257
Muthoot Finance Ltd 1,273,400 22,536
$ 171,937
Electrical Components & Equipment - 2 .09%
Delta Electronics Inc 5,308,400 53,430
LG Innotek Co Ltd 106,000 18,731
$ 72,161
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 4 .96%
BYD Electronic International Co Ltd 5,535,900 $ 30,789
Flat Glass Group Co Ltd 4,023,900 15,009
Lotes Co Ltd 930,600 17,316
Micro-Star International Co Ltd 8,165,600 43,674
Q Technology Group Co Ltd 4,993,632 9,462
Radiant Opto-Electronics Corp 3,883,800 16,648
Samsung Electro-Mechanics Co Ltd 98,600 16,588
Shenzhen Topband Co Ltd 12,342,603 22,311
$ 171,797
Food - 1 .67%
BIM Birlesik Magazalar AS 1,996,700 17,880
Dino Polska SA
(d),(e)
446,700 29,304
X5 Retail Group NV 329,700 10,737
$ 57,921
Gas - 1 .31%
ENN Energy Holdings Ltd 2,974,700 45,489
Home Furnishings - 0 .56%
E Ink Holdings Inc 10,665,800 19,334
Insurance - 1 .35%
BB Seguridade Participacoes SA 3,695,300 16,834
Ping An Insurance Group Co of China Ltd 2,403,700 29,745
$ 46,579
Internet - 24 .52%
Alibaba Group Holding Ltd ADR
(d)
823,500 195,795
Autohome Inc ADR 239,500 27,313
Baidu Inc ADR
(d)
166,800 47,281
JD.com Inc ADR
(d)
522,006 49,001
Meituan
(d),(e)
1,496,100 67,197
Naspers Ltd 459,600 108,455
NCSoft Corp 23,200 19,269
Tencent Holdings Ltd 3,038,405 264,332
Vipshop Holdings Ltd ADR
(d)
1,878,700 70,113
$ 848,756
Iron & Steel - 1 .29%
Kumba Iron Ore Ltd 468,600 20,072
Vale SA 1,456,500 24,651
$ 44,723
Machinery - Construction & Mining - 1 .77%
Sany Heavy Industry Co Ltd 6,253,079 39,664
Zoomlion Heavy Industry Science and
Technology Co Ltd
14,099,200 21,478
$ 61,142
Mining - 3 .07%
Anglo American Platinum Ltd 164,800 19,961
Grupo Mexico SAB de CV 4,492,500 21,298
Impala Platinum Holdings Ltd 2,380,500 38,598
MMC Norilsk Nickel PJSC ADR 844,646 26,513
$ 106,370
Miscellaneous Manufacturers - 1 .68%
Elite Material Co Ltd 3,186,700 19,313
Sunny Optical Technology Group Co Ltd 1,560,300 38,877
$ 58,190
Oil & Gas - 1 .52%
Reliance Industries Ltd 1,856,900 52,637
Pharmaceuticals - 2 .15%
Alkem Laboratories Ltd 294,902 10,908
Aurobindo Pharma Ltd 1,269,500 14,755
Changchun High & New Technology Industry
Group Inc
291,663 18,951
Chong Kun Dang Pharmaceutical Corp 106,965 16,252
Shanghai Fosun Pharmaceutical Group Co Ltd 2,900,000 13,662
$ 74,528
Real Estate - 1 .75%
China Vanke Co Ltd 7,277,000 30,849
Country Garden Services Holdings Co Ltd 3,629,100 29,852
$ 60,701

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2021 (unaudited)
See accompanying notes.
160
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 2 .27%
ANTA Sports Products Ltd 3,781,300 $ 57,931
Zhongsheng Group Holdings Ltd 3,335,300 20,615
$ 78,546
Semiconductors - 17 .14%
Global Unichip Corp
(d)
1,630,000 26,249
MediaTek Inc 566,400 18,179
Novatek Microelectronics Corp 3,769,600 64,186
Parade Technologies Ltd 519,800 22,104
Realtek Semiconductor Corp 2,235,800 36,888
Samsung Electronics Co Ltd 27,690 51,246
Samsung Electronics Co Ltd 1,309,749 95,986
Shenzhen SC New Energy Technology Corp 768,439 12,784
Taiwan Semiconductor Manufacturing Co Ltd 6,014,956 131,409
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,066,417 134,304
$ 593,335
Software - 2 .50%
HCL Technologies Ltd 6,990,900 86,467
TOTAL COMMON STOCKS $ 3,350,770
PREFERRED STOCKS - 1 .06 % Shares Held Value (000's)
Banks - 1 .06%
Banco Bradesco SA 0.02% 8,875,470 $ 36,489
TOTAL PREFERRED STOCKS $ 36,489
Total Investments $ 3,489,784
Other Assets and Liabilities -  (0.83)% (28,581)
TOTAL NET ASSETS - 100.00% $ 3,461,203
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $114,089 or 3.30% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 40 .12%
Taiwan 20 .83%
Korea, Republic Of 12 .30%
India 8 .41%
South Africa 5 .40%
United States 2 .96%
Brazil 2 .94%
Hong Kong 2 .55%
Russian Federation 1 .61%
Mexico 1 .44%
Turkey 0 .99%
Poland 0 .85%
Indonesia 0 .43%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 77,485 $ 1,632,573 $ 1,607,533 $ 102,525
$ 77,485 $ 1,632,573 $ 1,607,533 $ 102,525
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
161
INVESTMENT COMPANIES - 9 .49 % Shares Held Value (000's)
Exchange-Traded Funds - 6 .59%
iShares Russell 2000 Value ETF 372,391 $ 56,454
iShares Russell Mid-Cap Value ETF 543,327 56,582
$ 113,036
Money Market Funds - 2 .90%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
49,861,743 49,862
TOTAL INVESTMENT COMPANIES $ 162,898
COMMON STOCKS - 90 .71 % Shares Held Value (000's)
Advertising - 1 .33%
Interpublic Group of Cos Inc/The 872,251 $ 22,783
Automobile Parts & Equipment - 0 .97%
Linamar Corp 298,130 16,659
Banks - 10 .29%
Bank OZK 1,379,305 56,855
Cathay General Bancorp 470,359 17,704
Cullen/Frost Bankers Inc 215,432 22,491
East West Bancorp Inc 806,925 58,228
ServisFirst Bancshares Inc 170,707 8,460
Washington Trust Bancorp Inc 271,561 12,913
$ 176,651
Chemicals - 3 .68%
HB Fuller Co 216,610 12,145
Huntsman Corp 1,110,999 30,330
RPM International Inc 260,841 20,774
$ 63,249
Commercial Services - 1 .10%
John Wiley & Sons Inc 358,924 18,908
Computers - 3 .70%
Amdocs Ltd 620,500 47,040
Leidos Holdings Inc 185,964 16,449
$ 63,489
Consumer Products - 1 .94%
Avery Dennison Corp 190,249 33,334
Diversified Financial Services - 2 .85%
Federal Agricultural Mortgage Corp 160,739 13,864
Raymond James Financial Inc 299,654 34,981
$ 48,845
Electric - 2 .58%
ALLETE Inc 481,381 29,908
IDACORP Inc 118,138 10,189
Portland General Electric Co 101,143 4,264
$ 44,361
Electrical Components & Equipment - 2 .99%
Energizer Holdings Inc 534,083 22,325
Littelfuse Inc 111,459 29,004
$ 51,329
Electronics - 3 .61%
Hubbell Inc 160,803 28,544
nVent Electric PLC 1,271,815 33,398
$ 61,942
Engineering & Construction - 0 .44%
Comfort Systems USA Inc 122,135 7,565
Food - 1 .85%
Ingredion Inc 352,096 31,759
Gas - 0 .77%
ONE Gas Inc 48,491 3,248
Spire Inc 149,476 9,928
$ 13,176
Hand & Machine Tools - 5 .16%
Lincoln Electric Holdings Inc 233,271 27,552
MSA Safety Inc 162,784 26,206
Snap-on Inc 171,779 34,890
$ 88,648
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 4 .87%
CONMED Corp 297,825 $ 36,651
Hill-Rom Holdings Inc 172,655 18,417
STERIS PLC 163,313 28,547
$ 83,615
Home Builders - 1 .93%
LCI Industries 174,443 24,586
MDC Holdings Inc 151,321 8,560
$ 33,146
Insurance - 5 .84%
Assured Guaranty Ltd 683,628 30,230
Fidelity National Financial Inc 1,376,934 52,709
James River Group Holdings Ltd 377,441 17,328
$ 100,267
Leisure Products & Services - 4 .07%
Acushnet Holdings Corp 634,145 26,773
Brunswick Corp/DE 488,533 43,172
$ 69,945
Machinery - Diversified - 2 .68%
Crane Co 306,192 25,677
Nordson Corp 105,399 20,280
$ 45,957
Media - 0 .66%
Cable One Inc 5,914 11,324
Metal Fabrication & Hardware - 1 .85%
Timken Co/The 405,334 31,758
Miscellaneous Manufacturers - 1 .09%
Donaldson Co Inc 156,908 9,243
EnPro Industries Inc 118,391 9,512
$ 18,755
Oil & Gas - 3 .76%
Cimarex Energy Co 410,558 23,808
Diamondback Energy Inc 293,024 20,301
HollyFrontier Corp 537,236 20,350
$ 64,459
Packaging & Containers - 1 .42%
Packaging Corp of America 185,227 24,454
Pharmaceuticals - 0 .31%
Phibro Animal Health Corp 246,735 5,322
Pipelines - 1 .15%
Targa Resources Corp 636,857 19,698
REITs - 9 .80%
Agree Realty Corp 267,236 17,253
Camden Property Trust 85,983 8,955
CyrusOne Inc 387,197 25,412
EastGroup Properties Inc 119,657 16,287
Four Corners Property Trust Inc 598,272 16,207
Granite Real Estate Investment Trust 149,526 8,565
Medical Properties Trust Inc 1,219,690 26,333
National Health Investors Inc 142,864 9,753
STORE Capital Corp 727,457 24,326
Terreno Realty Corp 268,962 15,073
$ 168,164
Retail - 0 .50%
Papa John's International Inc 95,404 8,604
Semiconductors - 3 .56%
MKS Instruments Inc 278,703 45,958
Monolithic Power Systems Inc 40,299 15,093
$ 61,051
Shipbuilding - 1 .27%
Huntington Ingalls Industries Inc 123,419 21,711
Software - 0 .39%
ManTech International Corp/VA 85,068 6,649
Textiles - 0 .99%
Albany International Corp 214,612 16,965

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
162
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 1 .31%
Hasbro Inc 239,708 $ 22,463
TOTAL COMMON STOCKS $ 1,557,005
Total Investments $ 1,719,903
Other Assets and Liabilities -  (0.20)% (3,367)
TOTAL NET ASSETS - 100.00% $ 1,716,536
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 28 .78%
Industrial 20 .51%
Consumer, Non-cyclical 10 .07%
Consumer, Cyclical 9 .77%
Technology 7 .65%
Investment Companies 6 .59%
Energy 4 .91%
Basic Materials 3 .68%
Utilities 3 .35%
Money Market Funds 2 .90%
Communications 1 .99%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,508 $ 334,498 $ 300,144 $ 49,862
$ 15,508 $ 334,498 $ 300,144 $ 49,862
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
February 28, 2021 (unaudited)
See accompanying notes.
163
INVESTMENT COMPANIES - 3 .56 % Shares Held Value (000's)
Money Market Funds - 3 .56%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
412,855 $ 413
TOTAL INVESTMENT COMPANIES $ 413
COMMON STOCKS - 97 .51 % Shares Held Value (000's)
Airlines - 2 .13%
Allegiant Travel Co
(b)
756 $ 191
JetBlue Airways Corp
(b)
3,051 56
$ 247
Apparel - 3 .11%
Deckers Outdoor Corp
(b)
661 215
Tapestry Inc 3,431 145
$ 360
Automobile Parts & Equipment - 0 .96%
Visteon Corp
(b)
877 111
Banks - 5 .74%
Pinnacle Financial Partners Inc 1,746 142
SVB Financial Group
(b)
1,036 523
$ 665
Biotechnology - 7 .52%
Arrowhead Pharmaceuticals Inc
(b)
1,175 94
Biohaven Pharmaceutical Holding Co Ltd
(b)
1,619 138
Blueprint Medicines Corp
(b)
440 43
Denali Therapeutics Inc
(b)
720 52
Exact Sciences Corp
(b)
1,246 170
Fate Therapeutics Inc
(b)
1,635 147
Iovance Biotherapeutics Inc
(b)
1,555 58
Mirati Therapeutics Inc
(b)
291 58
Trillium Therapeutics Inc
(b)
3,729 42
Ultragenyx Pharmaceutical Inc
(b)
497 70
$ 872
Building Materials - 1 .42%
Trex Co Inc
(b)
1,797 165
Commercial Services - 3 .25%
ASGN Inc
(b)
1,661 155
Avalara Inc
(b)
1,417 222
$ 377
Computers - 0 .70%
Zscaler Inc
(b)
397 81
Cosmetics & Personal Care - 1 .44%
elf Beauty Inc
(b)
6,505 167
Diversified Financial Services - 4 .13%
Ally Financial Inc 4,389 182
OneMain Holdings Inc 3,656 172
Tradeweb Markets Inc 1,716 125
$ 479
Electrical Components & Equipment - 2 .06%
Littelfuse Inc 919 239
Energy - Alternate Sources - 1 .68%
Enphase Energy Inc
(b)
653 115
First Solar Inc
(b)
986 80
$ 195
Entertainment - 3 .14%
Caesars Entertainment Inc
(b)
2,475 231
Penn National Gaming Inc
(b)
1,147 133
$ 364
Food - 3 .02%
Hain Celestial Group Inc/The
(b)
5,324 224
Performance Food Group Co
(b)
2,320 126
$ 350
Healthcare - Products - 12 .77%
Alphatec Holdings Inc
(b)
8,516 137
Axonics Modulation Technologies Inc
(b)
3,851 194
Haemonetics Corp
(b)
913 115
Inspire Medical Systems Inc
(b)
983 229
Insulet Corp
(b)
880 228
NanoString Technologies Inc
(b)
727 51
Natera Inc
(b)
2,464 286
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Repligen Corp
(b)
500 $ 106
Tandem Diabetes Care Inc
(b)
1,413 135
$ 1,481
Healthcare - Services - 1 .36%
SI-BONE Inc
(b)
5,025 158
Home Furnishings - 1 .41%
Sonos Inc
(b)
4,194 163
Housewares - 0 .67%
Newell Brands Inc 3,364 78
Internet - 6 .87%
Anaplan Inc
(b)
4,034 262
Revolve Group Inc
(b)
1,442 66
Zendesk Inc
(b)
2,290 335
Zillow Group Inc - A Shares
(b)
786 134
$ 797
Leisure Products & Services - 1 .61%
Norwegian Cruise Line Holdings Ltd
(b)
6,313 187
Machinery - Construction & Mining - 0 .49%
Oshkosh Corp 538 57
Machinery - Diversified - 3 .46%
Altra Industrial Motion Corp 2,540 147
Chart Industries Inc
(b)
1,352 193
CNH Industrial NV 4,085 61
$ 401
Pharmaceuticals - 4 .13%
Aerie Pharmaceuticals Inc
(b)
4,708 87
Horizon Therapeutics Plc
(b)
4,038 367
Seres Therapeutics Inc
(b)
1,327 25
$ 479
Retail - 9 .16%
Cheesecake Factory Inc/The 2,998 165
Five Below Inc
(b)
550 102
Floor & Decor Holdings Inc
(b)
2,626 250
National Vision Holdings Inc
(b)
2,936 139
Shake Shack Inc
(b)
1,736 206
Ulta Beauty Inc
(b)
620 200
$ 1,062
Semiconductors - 6 .90%
Ambarella Inc
(b)
2,136 240
Cree Inc
(b)
1,415 161
MACOM Technology Solutions Holdings Inc
(b)
3,051 196
MaxLinear Inc
(b)
2,470 98
Teradyne Inc 813 105
$ 800
Software - 6 .98%
Cardlytics Inc
(b)
872 116
Five9 Inc
(b)
595 110
MongoDB Inc
(b)
455 176
Nuance Communications Inc
(b)
5,228 233
RingCentral Inc
(b)
461 174
$ 809
Telecommunications - 1 .40%
Arista Networks Inc
(b)
580 162
TOTAL COMMON STOCKS $ 11,306
Total Investments $ 11,719
Other Assets and Liabilities -  (1.07)% (124)
TOTAL NET ASSETS - 100.00% $ 11,595
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Small-MidCap Growth Fund
February 28, 2021 (unaudited)
See accompanying notes.
164
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 33 .49%
Consumer, Cyclical 22 .19%
Technology 14 .58%
Financial 9 .87%
Communications 8 .27%
Industrial 7 .43%
Money Market Funds 3 .56%
Energy 1 .68%
Other Assets and Liabilities
( 1 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 47 $ 2,311 $ 1,945 $ 413
$ 47 $ 2,311 $ 1,945 $ 413
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
165
INVESTMENT COMPANIES - 2.13% Shares Held Value (000's)
Exchange-Traded Funds - 0.54%
Invesco Preferred ETF 528,143 $ 7,711
iShares Preferred & Income Securities ETF
(a)
958,249 35,810
$ 43,521
Money Market Funds - 1.59%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(b),(c)
36,975,862 36,976
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
91,563,135 91,563
$ 128,539
TOTAL INVESTMENT COMPANIES $ 172,060
CONVERTIBLE PREFERRED STOCKS
- 1.69% Shares Held Value (000's)
Banks - 1.37%
Bank of America Corp 7.25%
(f)
1,629 $ 2,265
Wells Fargo & Co 7.50%
(f)
77,835 108,035
$ 110,300
Hand & Machine Tools - 0.32%
Stanley Black & Decker Inc 5.00%, 05/15/2021
(f)
21,000 25,620
TOTAL CONVERTIBLE PREFERRED STOCKS $ 135,920
PREFERRED STOCKS - 9.99% Shares Held Value (000's)
Banks - 3.28%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 $ 6,725
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(f)
202,744 5,178
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,493 64
Bank of America Corp 4.38%, 11/03/2025
(a),(f)
358,000 8,843
Bank of America Corp 5.00%, 09/17/2024
(a),(f)
2,300 59
Citigroup Inc 6.88%, 11/15/2023
(f)
414,370 11,337
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(a),(f)
6,909 177
Citizens Financial Group Inc 6.35%, 04/06/2024
(a),(f)
14,879 409
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(f)
152,212 3,782
First Republic Bank/CA 4.13%, 10/30/2025
(f)
2,200 54
Fulton Financial Corp 5.13%, 01/15/2026
(f)
450,381 11,395
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(f)
742,590 19,671
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(f)
325,787 8,317
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(f)
990,034 25,107
JPMorgan Chase & Co 4.75%, 12/01/2024
(f)
277,529 7,138
JPMorgan Chase & Co 5.75%, 12/01/2023
(f)
222,039 5,882
KeyCorp 6.13%, 12/15/2026
(f)
750,031 21,263
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(a),(f)
7,117 183
Morgan Stanley 5.85%, 04/15/2027
(f)
649,481 18,030
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(a),(f)
253 7
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(f)
1,239,905 32,473
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(f)
328,950 8,882
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(a),(f)
236,076 6,528
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(f)
344,110 9,074
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(f)
475,202 12,027
Truist Financial Corp 5.63%, 06/01/2021
(f)
134,160 3,373
US Bancorp 0.00%, 04/15/2026
(a),(e),(f)
46,768 1,157
US Bancorp 3.50%, 03/31/2021
(a),(f)
13,000 304
3 Month USD LIBOR + 0.60%
US Bancorp 3.75%, 01/15/2026
(f)
13,090 308
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 5.50%, 10/15/2023
(a),(f)
605 $ 16
US Bancorp 6.50%, 01/15/2022
(f)
234,945 6,170
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(f)
170,096 4,545
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
194,856 4,930
Wells Fargo & Co 4.75%, 03/15/2025
(f)
338,394 8,358
Wells Fargo & Co 5.63%, 06/15/2022
(f)
196,171 4,989
Wells Fargo & Co 5.85%, 09/15/2023
(f)
62,555 1,621
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(f)
207,457 5,755
3 Month USD LIBOR + 3.69%
$ 264,131
Diversified Financial Services - 0.25%
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 3,924
Capital One Financial Corp 0.00%, 06/01/2025
(e),(f)
165,734 4,012
Capital One Financial Corp 5.00%, 12/01/2024
(f)
358,185 8,901
Charles Schwab Corp/The 6.00%, 03/31/2021
(f)
129,113 3,286
$ 20,123
Electric - 1.51%
Alabama Power Co 5.00%, 10/01/2022
(a),(f)
569,230 15,022
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,538
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.63%, 03/15/2078 420 11
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,129
Dominion Energy Inc 5.25%, 07/30/2076 889,872 22,594
DTE Energy Co 5.25%, 12/01/2077 315,130 8,121
DTE Energy Co 5.38%, 06/01/2076 7,539 191
Duke Energy Corp 5.13%, 01/15/2073 198,839 5,045
Duke Energy Corp 5.75%, 06/15/2024
(f)
68,264 1,817
Entergy Louisiana LLC 4.88%, 09/01/2066 24,691 628
Entergy Texas Inc 5.38%, 10/15/2024
(f)
30,000 789
Georgia Power Co 5.00%, 10/01/2077
(a)
262,012 6,867
Integrys Holding Inc 6.00%, 08/01/2073 69,231 1,835
3 Month USD LIBOR + 3.22%
Interstate Power and Light Co 5.10%,
03/31/2021
(f)
483,475 12,232
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
225,022 5,907
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(a)
79,175 2,164
Southern Co/The 0.00%, 01/30/2080
(a),(e)
239,337 6,129
Southern Co/The 5.25%, 12/01/2077 555,000 14,474
Southern Co/The 5.25%, 10/01/2076 50,061 1,290
$ 121,783
Food - 0.32%
Dairy Farmers of America Inc 7.88%,
03/31/2021
(f),(g)
16,000 1,600
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 24,221
$ 25,821
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052 2,683 69
Entergy New Orleans LLC 5.50%, 04/01/2066
(a)
41,286 1,044
$ 1,113
Insurance - 1.26%
Allstate Corp/The 4.75%, 01/15/2025
(f)
153,679 3,954
Allstate Corp/The 5.10%, 01/15/2053 537,816 14,102
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(f)
8,147 211
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 3,336
American Financial Group Inc/OH 5.88%,
03/30/2059
101,467 2,715
American International Group Inc 5.85%,
03/15/2024
(a),(f)
15,000 400

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
166
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Arch Capital Group Ltd 5.25%, 09/29/2021
(f)
289,992 $ 7,337
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
53,235 1,369
Equitable Holdings Inc 4.30%, 03/15/2026
(f)
362,625 8,953
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
485,000 12,372
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
1,042,030 28,166
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(e),(f)
31,500 799
Prudential Financial Inc 4.13%, 09/01/2060
(a)
1,020 25
RenaissanceRe Holdings Ltd 5.38%, 03/31/2021
(f)
533,234 13,437
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(a),(f)
29,666 789
Voya Financial Inc 5.35%, 09/15/2029
(f)
72,909 1,917
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058 1,933 52
W R Berkley Corp 5.75%, 06/01/2056 65,882 1,666
$ 101,600
Pipelines - 0.00%
Enbridge Inc 6.38%, 04/15/2078 2,031 54
3 Month USD LIBOR + 3.59%
REITs - 1.24%
Federal Realty Investment Trust 5.00%,
09/29/2022
(a),(f)
49,775 1,288
Kimco Realty Corp 5.13%, 08/16/2022
(f)
12,477 319
Kimco Realty Corp 5.25%, 12/20/2022
(f)
406,949 10,455
National Retail Properties Inc 5.20%, 10/11/2021
(f)
121,552 3,085
Prologis Inc 8.54%, 11/13/2026
(f)
162,700 12,365
PS Business Parks Inc 4.88%, 11/04/2024
(f)
3,847 98
PS Business Parks Inc 5.25%, 09/21/2022
(f)
57,755 1,487
Public Storage 4.13%, 08/14/2025
(a),(f)
316,800 7,961
Public Storage 4.63%, 06/17/2025
(f)
277,443 7,047
Public Storage 4.75%, 12/20/2024
(f)
185,477 4,874
Public Storage 4.90%, 10/14/2021
(f)
6,561 167
Public Storage 5.05%, 08/09/2022
(f)
177,565 4,565
Public Storage 5.60%, 03/11/2024
(a),(f)
311,855 8,514
Vornado Realty Trust 5.25%, 11/24/2025
(f)
200,000 4,938
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,922 9,573
Vornado Realty Trust 5.40%, 03/31/2021
(f)
189,575 4,720
Vornado Realty Trust 5.70%, 03/31/2021
(f)
747,704 18,767
$ 100,223
Savings & Loans - 0.05%
People's United Financial Inc 5.63%, 12/15/2026
(f)
94,067 2,550
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(a),(f)
42,713 1,104
Washington Federal Inc 0.00%, 04/15/2026
(e),(f)
5,040 124
$ 3,778
Sovereign - 0.86%
CoBank ACB 6.13%, 04/01/2021
(f)
8,000 822
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 7,215
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 31,725
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 29,214
3 Month USD LIBOR + 4.01%
$ 68,976
Telecommunications - 1.21%
AT&T Inc 0.00%, 02/18/2025
(e),(f)
2,704,019 65,626
AT&T Inc 5.00%, 12/12/2024
(f)
40,144 1,016
Telephone and Data Systems Inc 6.63%,
03/31/2045
21,160 531
Telephone and Data Systems Inc 7.00%,
03/15/2060
(a)
1,036,855 26,305
United States Cellular Corp 6.25%, 09/01/2069 151,769 3,825
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
United States Cellular Corp 6.95%, 05/15/2060 1,251 $ 32
$ 97,335
TOTAL PREFERRED STOCKS $ 804,937
BONDS - 86.39%
Principal
Amount (000's) Value (000's)
Banks - 51.11%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 12,200 $ 14,437
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(f),(h),(i)
2,700 3,195
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(f),(h),(i)
14,200 14,910
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(f),(h),(i)
57,800 62,026
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 02/08/2024
(f),(h),(i)
47,400 51,844
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 03/17/2025
(f),(h)
5,000 5,556
3 Month USD LIBOR + 3.90%
6.25%, 09/05/2024
(f),(h)
30,643 33,580
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
46,995 53,956
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(f),(h)
97,810 108,843
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,250
Bank of Montreal
1.85%, 05/01/2025 11,800 12,144
Bank of New York Mellon Corp/The
3.66%, 06/20/2021
(f)
70,400 70,838
3 Month USD LIBOR + 3.42%
3.70%, 03/20/2026
(f),(h)
29,775 30,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.62%, 09/20/2026
(f),(h)
19,628 20,732
3 Month USD LIBOR + 3.13%
4.70%, 09/20/2025
(f),(h)
12,400 13,361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
1.63%, 05/01/2023 9,000 9,240
4.90%, 06/04/2025
(f),(h)
33,000 35,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(f),(h)
4,000 5,000
3 Month USD LIBOR + 1.55%
6.86%, 06/15/2032
(f),(h)
517 719
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022
(i)
1,951 2,145
Barclays PLC
6.13%, 12/15/2025
(f),(h),(i)
5,000 5,481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(f),(h),(i)
47,300 51,005
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 03/15/2022
(f),(h),(i)
30,065 31,568
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 06/15/2024
(f),(h),(i)
67,803 76,536
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
167
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
4.63%, 02/25/2031
(f),(g),(h),(i)
$ 10,000 $ 9,913
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(f),(g),(h),(i)
39,300 42,593
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(f),(h),(i)
8,700 9,429
USD Swap Rate NY 5 Year + 4.15%
6.75%, 03/14/2022
(f),(h),(i)
11,525 11,972
USD Swap Semi-Annual 5 Year + 4.92%
7.00%, 08/16/2028
(f),(g),(h),(i)
2,500 2,925
USD Swap Semi-Annual 5 Year + 3.98%
7.20%, 06/25/2037
(f),(g),(h)
5,800 6,222
3 Month USD LIBOR + 1.29%
7.37%, 08/19/2025
(f),(g),(h),(i)
100 116
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 08/19/2025
(f),(h),(i)
13,000 15,044
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 03/30/2021
(f),(g),(h),(i)
80,898 81,310
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 03/30/2021
(f),(h),(i)
50,000 50,255
USD Swap Semi-Annual 5 Year + 6.31%
BPCE SA
5.15%, 07/21/2024
(g)
13,014 14,717
Citigroup Capital III
7.63%, 12/01/2036 2,700 3,868
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
42,520 42,281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
15,110 15,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.29%, 05/15/2021
(f)
300 299
3 Month USD LIBOR + 4.10%
4.68%, 05/15/2021
(f)
25,392 25,424
3 Month USD LIBOR + 4.48%
5.90%, 02/15/2023
(a),(f),(h)
7,383 7,644
3 Month USD LIBOR + 4.23%
5.95%, 01/30/2023
(f),(h)
14,400 15,012
3 Month USD LIBOR + 4.07%
5.95%, 05/15/2025
(f),(h)
10,770 11,685
3 Month USD LIBOR + 3.91%
6.25%, 08/15/2026
(f),(h)
86,582 98,729
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.20%, 04/06/2021
(a),(f)
13,300 13,259
3 Month USD LIBOR + 3.96%
5.65%, 10/06/2025
(f),(h)
62,097 68,307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(f),(h)
7,000 7,215
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(a),(f),(h)
11,200 11,892
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
18,600 20,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.77%, 02/15/2027
(a),(g)
18,621 18,068
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(g),(h),(i)
29,540 33,071
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(f),(h),(i)
18,100 20,263
USD Swap Semi-Annual 5 Year + 4.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Agricole SA   (continued)
8.13%, 12/23/2025
(f),(g),(h),(i)
$ 34,368 $ 41,524
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),(i)
23,254 26,044
6.50%, 08/08/2023
(i)
6,000 6,720
Credit Suisse Group AG
4.50%, 09/03/2030
(f),(g),(h),(i)
34,000 33,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.10%, 01/24/2030
(f),(g),(h),(i)
21,300 21,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
5.10%, 01/24/2030
(f),(h),(i)
3,000 3,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
5.25%, 02/11/2027
(f),(g),(h),(i)
34,800 36,975
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(f),(g),(h),(i)
6,000 6,600
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
14,400 16,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 07/29/2022
(f),(h),(i)
4,838 5,092
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 07/17/2023
(f),(g),(h),(i)
6,500 7,110
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/11/2023
(f),(g),(h),(i)
77,040 85,323
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 07/17/2023
(f),(h),(i)
10,000 10,938
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
2,500 2,678
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(f),(h),(i)
29,645 33,303
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 11/12/2024
(f),(h),(i)
4,775 4,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
13,525 14,327
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
1.24%, 01/15/2027 2,000 1,931
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
4.95%, 02/10/2025
(f),(h)
23,363 24,852
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(f),(h)
13,750 14,850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
69,567 116,177
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(f),(h)
49,608 82,845
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.60%, 12/17/2030
(f),(h),(i)
9,150 9,197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%
6.00%, 05/22/2027
(f),(h),(i)
15,900 17,291
USD Swap Rate NY 5 Year + 3.75%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
168
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
6.37%, 03/30/2025
(f),(h),(i)
$ 14,800 $ 16,203
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(f),(h),(i)
3,300 3,613
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
25,600 29,056
USD Swap Rate NY 5 Year + 3.61%
6.87%, 06/01/2021
(f),(h),(i)
36,500 37,093
USD Swap Rate NY 5 Year + 5.51%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
80,434 84,057
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
41,103 46,344
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
5.75%, 11/16/2026
(f),(h),(i)
14,075 15,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
44,300 49,102
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(f),(h),(i)
30,000 32,775
USD Swap Rate NY 5 Year + 4.20%
6.87%, 04/16/2022
(f),(h),(i)
69,986 72,794
USD Swap Semi-Annual 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(f),(g),(h),(i)
32,021 36,104
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
4.01%, 05/01/2021
(f)
24,318 24,308
3 Month USD LIBOR + 3.80%
4.60%, 02/01/2025
(f),(h)
3,200 3,264
United States Secured Overnight Financing
Rate + 3.13%
6.00%, 08/01/2023
(f),(h)
6,680 7,073
3 Month USD LIBOR + 3.30%
6.10%, 10/01/2024
(f),(h)
2,915 3,160
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
147,336 162,806
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
16,101 17,147
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.98%, 07/01/2028 2,825 2,663
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,494
Lloyds Bank PLC
12.00%, 12/16/2024
(f),(g),(h)
38,250 42,448
3 Month USD LIBOR + 11.76%
12.00%, 12/16/2024
(f),(h)
19,489 21,628
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
5,000 5,474
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
6.41%, 10/01/2035
(f),(g),(h)
12,674 15,969
3 Month USD LIBOR + 1.50%
6.66%, 05/21/2037
(a),(f),(h)
3,000 3,855
3 Month USD LIBOR + 1.27%
6.66%, 05/21/2037
(a),(f),(g),(h)
51,385 66,030
3 Month USD LIBOR + 1.27%
7.50%, 06/27/2024
(f),(h),(i)
47,496 52,661
USD Swap Semi-Annual 5 Year + 4.76%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
7.50%, 09/27/2025
(f),(h),(i)
$ 22,500 $ 25,757
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 08/01/2024
(f),(h)
4,678 4,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.12%, 11/01/2026
(f),(h)
14,020 15,121
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
6,515 7,118
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(f),(g),(h),(i)
1,000 1,081
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(f),(h),(i)
5,000 5,406
USD Swap Semi-Annual 5 Year + 3.70%
Morgan Stanley
4.05%, 04/15/2021
(a),(f)
6,002 6,006
3 Month USD LIBOR + 3.81%
Natwest Group PLC
2.57%, 09/30/2027
(f)
1,900 1,868
3 Month USD LIBOR + 2.32%
6.00%, 12/29/2025
(f),(h),(i)
35,000 38,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),(i)
22,825 26,819
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 08/15/2021
(f),(h),(i)
35,275 36,421
USD Swap Semi-Annual 5 Year + 7.60%
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
42,131 45,870
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(f),(h),(i)
18,735 20,398
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
41,520 47,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
1,200 1,296
3 Month USD LIBOR + 3.20%
NTC Capital I
0.76%, 01/15/2027 5,500 5,308
3 Month USD LIBOR + 0.52%
NTC Capital II
0.83%, 04/15/2027 6,500 6,241
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 08/01/2021
(f),(h)
5,289 5,368
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 01/03/2034
(f),(h)
3,810 5,686
3 Month USD LIBOR + 1.94%
Regions Financial Corp
5.75%, 06/15/2025
(f),(h)
16,750 18,509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
32,800 34,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
11,800 12,139
USD Swap Semi-Annual 5 Year + 3.49%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
169
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
5.38%, 11/18/2030
(f),(g),(h),(i)
$ 15,300 $ 15,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%
7.37%, 09/13/2021
(a),(f),(h),(i)
14,120 14,411
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 10/04/2023
(f),(g),(h),(i)
16,800 18,291
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 09/13/2021
(f),(g),(h),(i)
25,026 25,542
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/18/2023
(a),(f),(g),(h),(i)
4,900 5,411
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(f),(h),(i)
14,000 15,461
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(f),(g),(h),(i)
26,660 31,334
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(f),(h),(i)
19,000 22,331
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
4.87%, 03/15/2033
(h)
1,026 1,133
USD Swap Rate NY 5 Year + 1.97%
6.00%, 07/26/2025
(a),(f),(h),(i)
1,000 1,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(f),(g),(h),(i)
15,000 16,317
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(a),(f),(g),(h)
42,900 56,382
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(f),(h)
19,800 26,022
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
17,700 18,474
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 04/02/2022
(f),(h),(i)
23,500 24,528
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(f),(g),(h),(i)
25,000 27,468
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
3.81%, 06/15/2021
(f)
4,000 3,998
3 Month USD LIBOR + 3.60%
SVB Financial Group
4.10%, 02/15/2031
(f),(h)
14,000 14,132
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Svenska Handelsbanken AB
5.25%, 03/01/2021
(f),(h),(i)
29,400 29,405
USD Swap Semi-Annual 5 Year + 3.34%
6.25%, 03/01/2024
(f),(h),(i)
13,800 15,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
5,200 5,356
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.87%, 05/15/2027 10,900 10,600
3 Month USD LIBOR + 0.67%
0.87%, 03/15/2028 9,022 8,749
3 Month USD LIBOR + 0.65%
1.22%, 04/01/2027 7,000 6,770
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
99,300 103,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
43,690 46,980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
4.38%, 02/10/2031
(f),(g),(h),(i)
$ 29,000 $ 28,574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 03/22/2021
(f),(h),(i)
68,834 69,006
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
6.88%, 08/07/2025
(f),(h),(i)
11,933 13,484
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
20,500 22,422
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(f),(h),(i)
13,900 15,203
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 02/19/2025
(f),(h),(i)
20,700 23,702
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
7.13%, 08/10/2021
(f),(h),(i)
20,426 20,886
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.88%
UniCredit SpA
8.00%, 06/03/2024
(f),(h),(i)
21,000 23,179
USD Swap Semi-Annual 5 Year + 5.18%
USB Realty Corp
1.39%, 01/15/2022
(f),(g)
1,500 1,140
3 Month USD LIBOR + 1.15%
Wachovia Capital Trust II
0.74%, 01/15/2027 6,345 6,130
3 Month USD LIBOR + 0.50%
Wachovia Capital Trust III
5.57%, 03/15/2021
(f)
6,500 6,500
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
3.90%, 03/15/2026
(f),(h)
36,600 36,459
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.87%, 06/15/2025
(f),(h)
50,300 55,091
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,987
$ 4,119,783
Diversified Financial Services - 3.17%
Capital One Financial Corp
4.03%, 06/01/2021
(f)
19,021 18,810
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
4.00%, 12/01/2030
(f),(h)
28,200 28,306
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
5.38%, 06/01/2025
(f),(h)
106,742 116,349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 02/01/2022
(a),(f),(h)
28,358 29,811
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/15/2021
(f),(g)
27,000 26,719
3 Month USD LIBOR + 3.17%
Discover Financial Services
5.50%, 10/30/2027
(f),(h)
5,947 6,230
3 Month USD LIBOR + 3.08%
6.13%, 06/23/2025
(f),(h)
27,160 29,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 255,965

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 4.92%
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
$ 118,552 $ 124,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(f),(h)
94,969 101,565
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
65,695 76,489
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
2,991 3,477
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
16,969 18,464
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
2.31%, 10/01/2066 20,264 18,440
3 Month USD LIBOR + 2.07%
2.34%, 06/15/2067 7,700 7,180
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
2,300 2,484
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 930
3 Month USD LIBOR + 3.16%
PPL Capital Funding Inc
2.91%, 03/30/2067 15,700 14,745
3 Month USD LIBOR + 2.67%
Southern Co/The
4.00%, 01/15/2051
(h)
14,700 15,303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.50%, 03/15/2057
(h)
13,050 13,478
3 Month USD LIBOR + 3.63%
$ 396,991
Food - 0.11%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
8,700 8,711
Gas - 0.79%
NiSource Inc
5.65%, 06/15/2023
(a),(f),(h)
61,800 63,654
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 13,659
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 18.62%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 23,385
AIG Life Holdings Inc
8.50%, 07/01/2030 31,200 41,488
Allianz SE
3.50%, 11/17/2025
(f),(g),(h)
9,000 9,137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 12,594
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 15,655
3 Month USD LIBOR + 2.12%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
5.75%, 04/01/2048
(h)
$ 46,701 $ 52,994
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
29,013 42,422
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 6,322
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
66,620 75,780
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
34,400 38,614
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
23,390 27,037
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.12%, 01/17/2047
(h)
500 573
3 Month USD LIBOR + 3.88%
6.38%, 12/14/2036
(f),(g),(h)
27,793 38,528
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 21,874 33,974
Cloverie PLC for Swiss Reinsurance Co Ltd
4.50%, 09/11/2044
(h)
20,000 21,510
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,780
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 07/25/2021
(f),(g),(h)
13,250 13,532
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
2.58%, 05/01/2067
(a)
22,020 20,318
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
2.32%, 02/12/2067
(g)
5,685 5,388
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
37,104 41,093
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
76,240 98,664
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 29,249
Lincoln National Corp
2.26%, 04/20/2067 43,198 35,692
3 Month USD LIBOR + 2.04%
2.55%, 05/17/2066 916 795
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(h)
11,788 14,013
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
9,545 10,860
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 34,448
MetLife Inc
3.85%, 09/15/2025
(f),(h)
50,500 51,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 20,770 26,221
3 Month USD LIBOR + 2.21%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
171
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc   (continued)
9.25%, 04/08/2068
(g)
$ 63,475 $ 96,042
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,439 85,004
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(a),(f),(h)
520 599
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(f),(g),(h)
1,800 2,074
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(a),(g),(h)
10,700 11,262
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,431
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 95,213
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
2,500 2,444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
4.70%, 01/20/2046
(g),(h)
5,000 5,537
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
26,700 29,637
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
11,400 11,671
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.20%, 03/15/2044
(h)
3,945 4,203
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
79,130 85,042
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
45,255 47,612
3 Month USD LIBOR + 4.18%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(a),(g),(h)
60,300 64,924
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(g),(h)
4,700 5,100
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(g),(h)
15,500 17,263
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
8,055 8,319
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,926 83,128
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(f),(h)
11,706 12,587
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
4,000 3,933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 1,500,727
Oil & Gas - 0.62%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
14,600 15,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(f),(h)
32,562 34,955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 50,348
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 3.99%
Enbridge Inc
5.75%, 07/15/2080
(h)
$ 53,675 $ 57,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
44,100 46,526
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
31,558 33,502
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
58,300 58,107
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
16,800 16,690
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.30%, 03/15/2077
(h)
6,000 6,210
3 Month USD LIBOR + 3.21%
5.50%, 09/15/2079
(h)
51,000 55,781
3 Month USD LIBOR + 4.15%
5.87%, 08/15/2076
(h)
42,281 46,686
3 Month USD LIBOR + 4.64%
$ 321,288
REITs - 0.99%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
10,500 10,935
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(h)
4,300 4,478
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
61,600 64,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 79,520
Sovereign - 0.46%
CoBank ACB
6.25%, 10/01/2026
(f),(h)
16,400 18,204
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
17,000 18,658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 36,862
Telecommunications - 0.93%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
62,686 74,864
USD Swap Semi-Annual 5 Year + 4.87%
Transportation - 0.51%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 41,088
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 6,963,460
TOTAL PURCHASED OPTIONS - 0.00% $ 5
Total Investments $ 8,076,382
Other Assets and Liabilities -  (0.20)% (15,902)
TOTAL NET ASSETS - 100.00% $ 8,060,480
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $68,654 or 0.85% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $70,426 or 0.87% of net assets.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
172
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,797,810 or 22.30% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See accompanying notes for additional information. At the end of the period, the value of these securities totaled
$2,100,154 or 26.05% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 81.34%
Utilities 7.23%
Energy 4.61%
Communications 2.14%
Money Market Funds 1.59%
Government 1.32%
Industrial 1.00%
Investment Companies 0.54%
Consumer, Non-cyclical 0.43%
Purchased Options 0.00%
Other Assets and Liabilities
(0.20)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 245,019 $ 1,230,363 $ 1,383,819 $ 91,563
$ 245,019 $ 1,230,363 $ 1,383,819 $ 91,563
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
June 2021
N/A 1,000 $ 1,000 $ 139.00 03/29/2021 $ 22 $ — $ (22)
Call - US Long Bond Future; June
2021
N/A 300 300 $ 181.00 03/29/2021 10 4 (6)
Call - US Long Bond Future; June
2021
N/A 50 50 $ 174.50 03/29/2021 2 1 (1)
Total $ 34 $ 5 $ (29)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future; June
2021
N/A 50 $ 50 $ 162.00 03/29/2021 $ (56) $ (34) $ 22
Call - US Long Bond Future; June
2021
N/A 300 300 $ 163.00 03/29/2021 (267) (126) 141
Total $ (323) $ (160) $ 163
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2021 Short 1,000 $ 132,719 $ 1,509
Total $ 1,509
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
February 28, 2021 (unaudited)
See accompanying notes.
173
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RUB Russian Ruble
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
175
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class J shares
2021 (b) $ 34.29 ( $ 0.04) $ 1.45 $ 1.41 $ – ( $ 1 .14) ( $ 1.14) $ 34.56
2020 25.86 (0.04) 9.64 9.60 (0.01) (1.16) (1.17) 34.29
2019 24.74 (0.02) 2.73 2.71 – (1.59) (1.59) 25.86
2018 (h) 20.16 (0.05) 5.22 5.17 – (0.59) (0.59) 24.74
Institutional shares
2021 (b) 34.47 (0.01) 1.45 1.44 – (1.14) (1.14) 34.77
2020 26.00 (0.01) 9.72 9.71 (0.05) (1.19) (1.24) 34.47
2019 24.81 0.09 2.69 2.78 – (1.59) (1.59) 26.00
2018 20.10 0.01 5.29 5.30 – (0.59) (0.59) 24.81
2017 17.00 0.10 3.17 3.27 (0.08) (0.09) (0.17) 20.10
2016 15.63 0.05 1.70 1.75 (0.07) (0.31) (0.38) 17.00
R-3 shares
2021 (b) 33.85 (0.09) 1.43 1.34 – (1.14) (1.14) 34.05
2020 25.59 (0.12) 9.53 9.41 – (1.15) (1.15) 33.85
2019 24.55 (0.07) 2.70 2.63 – (1.59) (1.59) 25.59
2018 20.00 (0.10) 5.24 5.14 – (0.59) (0.59) 24.55
2017 16.96 0.21 2 .95 3.16 (0.03) (0.09) (0.12) 20.00
2016 (j) 15.64 (0.01) 1.33 1.32 – – – 16.96
R-4 shares
2021 (b) 34.08 (0.06) 1.44 1.38 – (1.14) (1.14) 34.32
2020 25.76 (0.06) 9.58 9.52 (0.03) (1.17) (1.20) 34.08
2019 24.66 (0.01) 2.70 2.69 – (1.59) (1.59) 25.76
2018 20.05 (0.06) 5.26 5.20 – (0.59) (0.59) 24.66
2017 16.98 0.09 3.11 3.20 (0.04) (0.09) (0.13) 20.05
2016 (j) 15.64 – 1.34 1.34 – – – 16.98
R-5 shares
2021 (b) 34.29 (0.04) 1.44 1.40 – (1.14) (1.14) 34.55
2020 25.86 (0.04) 9.66 9.62 (0.03) (1.16) (1.19) 34.29
2019 24.72 0.02 2.71 2.73 – (1.59) (1.59) 25.86
2018 20.07 (0.03) 5.27 5.24 – (0.59) (0.59) 24.72
2017 16.99 0.18 3.04 3.22 (0.05) (0.09) (0.14) 20.07
2016 (j) 15.64 0.01 1.34 1.35 – – – 16.99
R-6 shares
2021 (b) 34.54 – 1.46 1.46 – (1.14) (1.14) 34.86
2020 26.04 0.04 9.72 9.76 (0.07) (1.19) (1.26) 34.54
2019 24.82 0.07 2.74 2.81 – (1.59) (1.59) 26.04
2018 20.10 0.03 5.28 5.31 – (0.59) (0.59) 24.82
2017 (k) 17.03 0.23 2.84 3.07 – – – 20.10

See accompanying notes.
176
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.23% (c),(d) $ 163,414 0.78% (e),(f) 0.85% (e),(g) (0.21) % (e) 32.9% (e)
38.58 (d) 153,325 0.82 (f) 0.91 (g) (0.14) 30 .0
12.82 (d) 80,050 0.96 (f) 1.08 (g) (0.06) 15.9
26.12 (c),(d) 59,232 1.01 (e),(f) 1.04 (e),(g) (0.21) (e) 34.0 (e)
4.30 (c) 2,667,443 0.64 (e),(i) – (0.07) (e) 32.9 (e)
38.88 2,638,389 0.66 (i) – (0.02) 30.0
13.09 725,718 0.67 (i) – 0.39 15.9
26.88 175,887 0.75 (i) – 0.03 34.0
19.42 63,268 0.69 (i) – 0.57 27.1
11.39 1,257,265 0.69 (i) – 0.33 36.4
4.08 (c) 8,222 1.12 (e),(i) – (0.56) (e) 32.9 (e)
38.20 8,764 1.12 (i) – (0.43) 30.0
12.58 5,913 1.15 (i) – (0.32) 15.9
26.18 8,402 1.24 – (0.45) 34.0
18.77 337 1.25 – 1.08 27.1
8.44 (c) 11 1.26 (e) – (0.13) (e) 36.4 (e)
4.17 (c) 5,229 0.93 (e),(i) – (0.36) (e) 32.9 (e)
38.45 5,230 0.93 (i) – (0.23) 30.0
12.78 3,989 0.96 (i) – (0.05) 15.9
26.42 1,300 1.05 – (0.27) 34.0
19.02 27 1.06 – 0.51 27.1
8.57 (c) 11 1.07 (e) – 0.05 (e) 36.4 (e)
4.20 (c) 13,133 0.81 (e),(i) – (0.24) (e) 32.9 (e)
38.66 12,060 0.81 (i) – (0.15) 30.0
12.92 6,380 0.84 (i) – 0.07 15.9
26.59 5,279 0.93 – (0.15) 34.0
19.11 83 0.94 – 0.95 27.1
8.63 (c) 11 0.95 (e) – 0.19 (e) 36.4 (e)
4.35 (c) 4,915,171 0.55 (e),(i) – 0.02 (e) 32.9 (e)
39.01 4,051,190 0.55 (i) – 0.15 30.0
13 .22 3,052,936 0.58 (i) – 0.29 15.9
26.93 2,709,836 0.67 (i) – 0.12 34.0
18.03 (c) 1,582,450 0.68 (e),(i) – 1.74 (e) 27.1 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Period from September 11, 2017, date operations commenced, through August 31, 2018.
(i) Reflects Manager's contractual expense limit.
(j) Period from March 29, 2016, date operations commenced, through August 31, 2016.
(k) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
177
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2021 (b) $ 11.79 $ 0.08 ( $ 0.28) ( $ 0.20) ( $ 0.64) ( $ 1.22) ( $ 1.86) $ 9.73
2020 11.36 0.21 0.43 0.64 (0.21) – (0.21) 11.79
2019 10.60 0.23 0.74 0.97 (0.21) – (0.21) 11.36
2018 11.01 0.20 (0.39) (0.19) (0.22) – (0.22) 10.60
2017 11.17 0.17 (0.20) (0.03) (0.13) – (0.13) 11.01
2016 10.82 0.13 0.40 0.53 (0.17) ( 0 .01) (0.18) 11.17
Institutional shares
2021 (b) 12.03 0.10 (0.29) (0.19) (0.68) (1.22) (1.90) 9.94
2020 11.59 0.26 0.45 0.71 (0.27) – (0.27) 12.03
2019 10.81 0.29 0.76 1.05 (0.27) – (0.27) 11.59
2018 11.21 0.25 (0.39) (0.14) (0.26) – (0.26) 10.81
2017 11.39 0.21 (0.20) 0.01 (0.19) – (0.19) 11.21
2016 11.02 0.20 0.39 0.59 (0.21) (0.01) (0.22) 11.39
R-1 shares
2021 (b) 11.82 0.05 (0.28) (0.23) (0.61) (1.22) (1.83) 9.76
2020 11.36 0.16 0.43 0.59 (0.13) – (0.13) 11.82
2019 10 .58 0.19 0.75 0.94 (0.16) – (0.16) 11.36
2018 10.97 0.15 (0.38) (0.23) (0.16) – (0.16) 10.58
2017 11.16 0.12 (0.20) (0.08) (0.11) – (0.11) 10.97
2016 10.80 0.10 0.39 0.49 (0.12) (0.01) (0.13) 11.16
R-2 shares
2021 (b) 11.78 0.06 (0.29) (0.23) (0.61) (1.22) (1.83) 9.72
2020 11.37 0.17 0.44 0.61 (0.20) – (0.20) 11.78
2019 10.61 0.20 0.76 0.96 (0.20) – (0.20) 11.37
2018 11.00 0.17 (0.39) (0.22) (0.17) – (0.17) 10.61
2017 11.18 0.13 (0.20) (0.07) (0.11) – (0.11) 11.00
2016 10.80 0.11 0.39 0.50 (0.11) (0.01) (0.12) 11.18
R-3 shares
2021 (b) 11.78 0.07 (0.29) (0.22) (0.62) (1.22) (1.84) 9.72
2020 11.35 0.19 0.44 0.63 (0.20) – (0.20) 11.78
2019 10.57 0.22 0.76 0.98 (0.20) – (0.20) 11.35
2018 10.97 0.19 (0.39) (0.20) (0.20) – (0.20) 10.57
2017 11.16 0.15 (0.20) (0.05) (0.14) – (0.14) 10.97
2016 10.79 0.13 0.40 0.53 (0.15) (0.01) (0.16) 11.16
R-4 shares
2021 (b) 11.88 0.08 (0.29) (0.21) (0.64) (1.22) (1.86) 9.81
2020 11.39 0.22 0.43 0.65 (0.16) – (0.16) 11.88
2019 10.60 0.24 0.78 1.02 (0.23) – (0.23) 11.39
2018 11.00 0.21 (0.39) (0.18) (0.22) – (0.22) 10.60
2017 11.18 0.17 (0.20) (0.03) (0.15) – (0.15) 11.00
2016 10.84 0.15 0.39 0.54 (0.19) (0.01) (0.20) 11.18
R-5 shares
2021 (b) 11.85 0.09 (0.29) (0.20) (0.65) (1.22) (1.87) 9.78
2020 11.42 0.23 0.44 0.67 (0.24) – (0.24) 11.85
2019 10.65 0.26 0.75 1.01 (0.24) – (0.24) 11.42
2018 11.05 0.22 (0.39) (0.17) ( 0 .23) – (0.23) 10.65
2017 11.23 0.18 (0.19) (0.01) (0.17) – (0.17) 11.05
2016 10.85 0.16 0 .41 0.57 (0.18) (0.01) (0.19) 11.23

See accompanying notes.
178
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.15) % (c),(d),(e) $ 39,436 0.53% (f),(g) 0.57% (f),(h) 1.42% (f) 187.4% (f)
5.75 (d) 44,200 0.57 (g) 0.62 (h) 1.79 94.1
9.38 (d) 29,025 0.71 (g) 0.91 (h) 2.10 107.7
(1.79) (d) 27,466 0.62 (g) 0.75 (h) 1.86 102.7
(0.20) (d) 30,315 0.64 (g) 0.70 (h) 1.53 117.8
4.98 (d) 33,765 0.76 (g) 0.83 (h) 1.23 151.8
(1.96) (c) 756,466 0.14 (f),(i) – 1.83 (f) 187.4 (f)
6.29 2,290,008 0.14 (i) – 2.25 94.1
9.92 2,056,135 0.16 (i) – 2.65 107.7
(1.29) 1,472,817 0.16 (i) – 2.32 102.7
0.19 1,795,872 0.23 (i) – 1.94 117.8
5.52 1,648,408 0.23 (i) – 1.75 151.8
(2.33) (c) 1,449 1.02 (f),(i) – 0.94 (f) 187.4 (f)
5.27 1,412 1.02 (i) – 1.36 94.1
8.99 1,169 1.04 (i) – 1.78 107.7
(2.10) 1,391 1.04 (i) – 1.44 102.7
(0.70) 2,158 1.11 (i) – 1.07 117.8
4.60 1,913 1.11 (i) – 0.88 151.8
(2.30) (c) 615 0.89 (f),(i) – 1.07 (f) 187.4 (f)
5.46 7,324 0.89 (i) – 1.46 94.1
9.18 3,546 0.91 (i) – 1.91 107.7
(2.03) 2,151 0.91 (i) – 1.58 102.7
(0.59) 2,936 0.98 (i) – 1.19 117.8
4.76 2,940 0.98 (i) – 1.01 151.8
(2.25) (c) 17,816 0.71 (f),(i) – 1 .21 (f) 187.4 (f)
5.66 13,196 0.71 (i) – 1.67 94.1
9.41 11,337 0 .73 (i) – 2.09 107.7
(1.87) 13,934 0.73 (i) – 1.75 102.7
(0.42) 17,123 0.80 (i) – 1.38 117.8
5.00 16,998 0.80 (i) – 1.19 151.8
(2.11) (c) 5,636 0.52 (f),(i) – 1.44 (f) 187.4 (f)
5.84 6,523 0.52 (i) – 1.87 94.1
9.82 5,521 0.54 (i) – 2.29 107.7
(1.67) 44,422 0.54 (i) – 1.95 102.7
(0.18) 42,411 0.61 (i) – 1.57 117.8
5.10 36,951 0.61 (i) – 1.38 151.8
(2.04) (c) 15,323 0.40 (f),(i) – 1.56 (f) 187.4 (f)
6.01 18,279 0.40 (i) – 1.98 94.1
9.67 16,552 0.42 (i) – 2.40 107.7
(1.56) 18,775 0.42 (i) – 2.05 102.7
(0.06) 26,153 0.49 (i) – 1.67 117.8
5.24 (e) 31,929 0.49 (i) – 1.50 151.8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.
179
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2021 (b) $ 11 .14 $ 0 .09 $ 1 .13 $ 1 .22 ( $ 0 .06 ) $ – ( $ 0 .06 ) $ 12 .30
2020 11 .25 0 .21 ( 0 .04 ) 0 .17 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .31 ( 0 .44 ) ( 0 .13 ) ( 0 .36 ) – ( 0 .36 ) 11 .25
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) – ( 0 .26 ) 11 .74
2017 11 .08 0 .23 0 .54 0 .77 ( 0 .28 ) – ( 0 .28 ) 11 .57
2016 11 .25 0 .22 ( 0 .29 ) ( 0 .07 ) ( 0 .10 ) – ( 0 .10 ) 11 .08
R-3 shares
2021 (b) 11 .07 0 .06 1 .13 1 .19 ( 0 .02 ) – ( 0 .02 ) 12 .24
2020 11 .20 0 .15 ( 0 .05 ) 0 .10 ( 0 .23 ) – ( 0 .23 ) 11 .07
2019 11 .69 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) – ( 0 .31 ) 11 .20
2018 11 .53 0 .23 0 .13 0 .36 ( 0 .20 ) – ( 0 .20 ) 11 .69
2017 11 .06 0 .19 0 .52 0 .71 ( 0 .24 ) – ( 0 .24 ) 11 .53
2016 (f) 10 .45 0 .10 0 .51 0 .61 – – – 11 .06
R-4 shares
2021 (b) 11 .11 0 .07 1 .15 1 .22 ( 0 .03 ) – ( 0 .03 ) 12 .30
2020 11 .23 0 .18 ( 0 .06 ) 0 .12 ( 0 .24 ) – ( 0 .24 ) 11 .11
2019 11 .72 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .33 ) – ( 0 .33 ) 11 .23
2018 11 .54 0 .25 0 .15 0 .40 ( 0 .22 ) – ( 0 .22 ) 11 .72
2017 11 .07 0 .20 0 .53 0 .73 ( 0 .26 ) – ( 0 .26 ) 11 .54
2016 (f) 10 .45 0 .10 0 .52 0 .62 – – – 11 .07
R-5 shares
2021 (b) 11 .10 0 .08 1 .14 1 .22 ( 0 .03 ) – ( 0 .03 ) 12 .29
2020 11 .23 0 .19 ( 0 .06 ) 0 .13 ( 0 .26 ) – ( 0 .26 ) 11 .10
2019 11 .73 0 .30 ( 0 .44 ) ( 0 .14 ) ( 0 .36 ) – ( 0 .36 ) 11 .23
2018 11 .56 0 .27 0 .14 0 .41 ( 0 .24 ) – ( 0 .24 ) 11 .73
2017 11 .08 0 .21 0 .54 0 .75 ( 0 .27 ) – ( 0 .27 ) 11 .56
2016 (f) 10 .45 0 .11 0 .52 0 .63 – – – 11 .08
R-6 shares
2021 (b) 11 .14 0 .10 1 .13 1 .23 ( 0 .07 ) – ( 0 .07 ) 12 .30
2020 11 .26 0 .22 ( 0 .06 ) 0 .16 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .32 ( 0 .43 ) ( 0 .11 ) ( 0 .37 ) – ( 0 .37 ) 11 .26
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) – ( 0 .26 ) 11 .74
2017 11 .08 0 .27 0 .50 0 .77 ( 0 .28 ) – ( 0 .28 ) 11 .57
2016 11 .25 0 .26 ( 0 .32 ) ( 0 .06 ) ( 0 .11 ) – ( 0 .11 ) 11 .08
EDGE MIDCAP FUND
Institutional shares
2021 (b) 14 .83 0 .05 2 .25 2 .30 ( 0 .09 ) ( 0 .73 ) ( 0 .82 ) 16 .31
2020 14 .42 0 .11 0 .92 1 .03 ( 0 .12 ) ( 0 .50 ) ( 0 .62 ) 14 .83
2019 14 .99 0 .11 0 .09 0 .20 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 14 .42
2018 12 .60 0 .16 2 .42 2 .58 – ( 0 .19 ) ( 0 .19 ) 14 .99
2017 12 .24 0 .12 0 .78 0 .90 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 12 .60
2016 (h) 10 .00 0 .11 2 .17 2 .28 ( 0 .03 ) ( 0 .01 ) ( 0 .04 ) 12 .24
R-6 shares
2021 (b) 14 .88 0 .06 2 .27 2 .33 ( 0 .11 ) ( 0 .73 ) ( 0 .84 ) 16 .37
2020 14 .46 0 .13 0 .92 1 .05 ( 0 .13 ) ( 0 .50 ) ( 0 .63 ) 14 .88
2019 15 .03 0 .13 0 .09 0 .22 ( 0 .17 ) ( 0 .62 ) ( 0 .79 ) 14 .46
2018 12 .68 0 .16 2 .44 2 .60 ( 0 .06 ) ( 0 .19 ) ( 0 .25 ) 15 .03
2017 (i) 12 .12 0 .09 0 .47 0 .56 – – – 12 .68

See accompanying notes.
180
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .99% (c) $ 2,284,549 0 .83% (d) ,(e) 1 .58% (d) 78 .9% (d)
1 .36 1,960,593 0 .84 (e) 1 .95 85 .4
( 0 .83 ) 2,388,382 0 .85 (e) 2 .74 71 .5
3 .72 2,518,033 0 .85 (e) 2 .45 84 .1
7 .16 2,591,713 0 .88 (e) 2 .08 65 .1
( 0 .53 ) 3,294,419 0 .87 (e) 2 .02 77 .6
10 .71 (c) 205 1 .34 (d) ,(e) 1 .04 (d) 78 .9 (d)
0 .78 138 1 .36 (e) 1 .39 85 .4
( 1 .27 ) 113 1 .36 (e) 2 .22 71 .5
3 .15 81 1 .35 (e) 1 .99 84 .1
6 .60 17 1 .38 1 .71 65 .1
5 .84 (c) 11 1 .39 (d) 2 .08 (d) 77 .6 (d)
10 .96 (c) 13 1 .15 (d) ,(e) 1 .25 (d) 78 .9 (d)
0 .95 12 1 .17 (e) 1 .61 85 .4
( 1 .13 ) 12 1 .17 (e) 2 .36 71 .5
3 .41 (g) 15 1 .16 (e) 2 .17 84 .1
6 .82 (g) 11 1 .19 1 .76 65 .1
5 .93 (c) 11 1 .20 (d) 2 .25 (d) 77 .6 (d)
10 .97 (c) 60 1 .03 (d) ,(e) 1 .44 (d) 78 .9 (d)
1 .01 32 1 .05 (e) 1 .71 85 .4
( 0 .92 ) 74 1 .05 (e) 2 .71 71 .5
3 .53 12 1 .04 (e) 2 .35 84 .1
6 .93 11 1 .07 1 .90 65 .1
6 .03 (c) 11 1 .08 (d) 2 .39 (d) 77 .6 (d)
11 .04 (c) 1,102,892 0 .78 (d) ,(e) 1 .66 (d) 78 .9 (d)
1 .32 1,162,658 0 .79 (e) 1 .99 85 .4
( 0 .68 ) 1,330,773 0 .79 (e) 2 .82 71 .5
3 .78 1,523,846 0 .79 (e) 2 .50 84 .1
7 .17 1,568,988 0 .83 (e) 2 .42 65 .1
( 0 .50 ) 29,601 0 .88 (e) 2 .43 77 .6
15 .55 (c) 103,535 0 .77 (d) ,(e) 0 .65 (d) 14 .9 (d)
6 .97 82,198 0 .77 (e) 0 .79 27 .9
2 .47 34,358 0 .82 (e) 0 .81 19 .8
20 .58 14,470 0 .90 (e) 1 .17 17 .4
7 .51 1,289 0 .78 (e) 1 .00 11 .9
22 .89 (c) 292,615 0 .79 (d) ,(e) 1 .04 (d) 22 .4 (d)
15 .65 (c) 844,693 0 .65 (d) ,(e) 0 .77 (d) 14 .9 (d)
7 .11 758,215 0 .66 (e) 0 .90 27 .9
2 .56 653,991 0 .71 (e) 0 .90 19 .8
20 .69 657,980 0 .76 (e) 1 .15 17 .4
4 .62 (c) 286,832 0 .77 (d) ,(e) 1 .06 (d) 11 .9 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Period from March 29, 2016, date operations commenced, through August 31, 2016.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from September 28, 2015, date operations commenced, through August 31, 2016.
(i) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
181
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2021 (b) $ 11.12 $ 0.07 $ 0.43 $ 0.50 ( $ 0.19) $ – $ – ( $ 0.19) $ 11.43
2020 10.76 0.21 0.15 0.36 – – – – 11.12
2019 11.21 0.23 (0.02) 0.21 (0.16) (0.47) (0.03) (0.66) 10.76
2018 11.39 0.15 – 0.15 (0.09) (0.24) – (0.33) 11.21
2017 10.86 0.11 0.44 0.55 (0.02) – – (0.02) 11.39
2016 10.99 0.05 0.14 0.19 (0.09) (0.23) – (0.32) 10.86
R-6 shares
2021 (b) 11.12 0.07 0.42 0.49 (0.19) – – (0.19) 11.42
2020 10.75 0.29 0.08 0.37 – – – – 11.12
2019 11.21 0.23 (0.02) 0.21 (0.17) (0.47) (0.03) (0.67) 10.75
2018 11.39 0.16 (0.01) 0.15 (0.09) (0.24) – (0.33) 11.21
2017 ( i ) 11.28 0.04 0.07 0.11 – – – – 11.39

See accompanying notes.
182
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Dividends and
Interest Expense on Short
Sales, Short Sale Fees
and Reverse Repurchase
Agreement Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.33% (c),(d) $ 332,717 2. 24% (e),(f),(g) 1.64% (e),(f),(g),(h) 1.17% (e) 330.4% (e)
3.44 (d) 591,298 3.21 (f),(g) 1.64 (f),(g),(h) 1.98 439.7
2.24 453,013 2.99 (f),(g) 1.64 (f),(g),(h) 2.11 387.8
1.29 749,738 2.16 (f) 1.63 (f),(h) 1.35 378.0
5.04 1,156,731 2.18 (f) 1.60 (f),(h) 1.03 317.6
1.80 2,265,206 2.08 (f) 1.61 (f),(h) 0.46 233.9
4.44 (c) 166,107 2.18 (e),(f),(g) 1.58 (e),(f),(g),(h) 1.23 (e) 330.4 (e)
3.44 166,448 3.15 (f),(g) 1.59 (f),(g),(h) 2.74 439.7
2.28 818,258 2.91 (f),(g) 1.56 (f),(g),(h) 2.19 387.8
1.25 (d) 1,780,595 2.08 (f) 1.55 (f),(h) 1.43 378.0
1.06 (c),(d) 1,532,177 2.10 (e),(f) 1.54 (e),(f),(h) 1.51 (e) 317.6 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.
(h) Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
( i ) Period from June 12, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
183
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2021 (b) $ 10 .06 $ 0 .08 $ 1 .36 $ 1 .44 ( $ 0 .23 ) ( $ 0 .03 ) ( $ 0 .26 ) $ 11 .24
2020 9 .83 0 .21 0 .37 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .55 0 .28 0 .12 0 .40 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
2017 9 .24 0 .27 1 .29 1 .56 ( 0 .25 ) – ( 0 .25 ) 10 .55
2016 9 .58 0 .26 ( 0 .26 ) – ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 9 .24
R-1 shares
2021 (b) 9 .73 0 .03 1 .31 1 .34 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 10 .90
2020 9 .50 0 .12 0 .35 0 .47 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 9 .73
2019 10 .20 0 .20 ( 0 .65 ) ( 0 .45 ) ( 0 .16 ) ( 0 .09 ) ( 0 .25 ) 9 .50
2018 10 .20 0 .18 0 .11 0 .29 ( 0 .21 ) ( 0 .08 ) ( 0 .29 ) 10 .20
2017 8 .93 0 .18 1 .26 1 .44 ( 0 .17 ) – ( 0 .17 ) 10 .20
2016 9 .28 0 .17 ( 0 .25 ) ( 0 .08 ) ( 0 .16 ) ( 0 .11 ) ( 0 .27 ) 8 .93
R-2 shares
2021 (b) 10 .05 0 .04 1 .36 1 .40 ( 0 .15 ) ( 0 .03 ) ( 0 .18 ) 11 .27
2020 9 .79 0 .15 0 .35 0 .50 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 10 .05
2019 10 .51 0 .22 ( 0 .68 ) ( 0 .46 ) ( 0 .17 ) ( 0 .09 ) ( 0 .26 ) 9 .79
2018 10 .49 0 .21 0 .11 0 .32 ( 0 .22 ) ( 0 .08 ) ( 0 .30 ) 10 .51
2017 9 .18 0 .19 1 .30 1 .49 ( 0 .18 ) – ( 0 .18 ) 10 .49
2016 9 .52 0 .19 ( 0 .26 ) ( 0 .07 ) ( 0 .16 ) ( 0 .11 ) ( 0 .27 ) 9 .18
R-3 shares
2021 (b) 9 .85 0 .05 1 .33 1 .38 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 11 .03
2020 9 .64 0 .16 0 .35 0 .51 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 9 .85
2019 10 .35 0 .23 ( 0 .65 ) ( 0 .42 ) ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 9 .64
2018 10 .35 0 .22 0 .10 0 .32 ( 0 .24 ) ( 0 .08 ) ( 0 .32 ) 10 .35
2017 9 .07 0 .20 1 .28 1 .48 ( 0 .20 ) – ( 0 .20 ) 10 .35
2016 9 .40 0 .20 ( 0 .25 ) ( 0 .05 ) ( 0 .17 ) ( 0 .11 ) ( 0 .28 ) 9 .07
R-4 shares
2021 (b) 9 .97 0 .06 1 .35 1 .41 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 11 .15
2020 9 .75 0 .18 0 .36 0 .54 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 9 .97
2019 10 .48 0 .25 ( 0 .67 ) ( 0 .42 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 9 .75
2018 10 .46 0 .24 0 .12 0 .36 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .48
2017 9 .17 0 .20 1 .31 1 .51 ( 0 .22 ) – ( 0 .22 ) 10 .46
2016 9 .50 0 .21 ( 0 .24 ) ( 0 .03 ) ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 9 .17
R-5 shares
2021 (b) 10 .00 0 .06 1 .35 1 .41 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 11 .18
2020 9 .78 0 .19 0 .36 0 .55 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 10 .00
2019 10 .50 0 .27 ( 0 .67 ) ( 0 .40 ) ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 9 .78
2018 10 .49 0 .24 0 .12 0 .36 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .50
2017 9 .18 0 .23 1 .31 1 .54 ( 0 .23 ) – ( 0 .23 ) 10 .49
2016 9 .52 0 .22 ( 0 .25 ) ( 0 .03 ) ( 0 .20 ) ( 0 .11 ) ( 0 .31 ) 9 .18
R-6 shares
2021 (b) 10 .06 0 .08 1 .36 1 .44 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 11 .24
2020 9 .83 0 .22 0 .36 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .54 0 .29 0 .12 0 .41 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
2017 (g) 9 .01 0 .14 1 .39 1 .53 – – – 10 .54

See accompanying notes.
184
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .34% (c) $ 44,969 0 .31% (d) ,(e) 1 .42% (d) 23 .1% (d)
5 .77 35,803 0 .31 (e) 2 .11 31 .1
( 3 .33 ) 50,221 0 .31 (e) 3 .09 23 .4
3 .69 46,042 0 .34 (e) 2 .54 27 .2
17 .42 67,784 0 .32 (e) 2 .83 24 .7
( 0 .02 ) 831,719 0 .34 (e) 2 .83 31 .3
13 .78 (c) 502 1 .19 (d) 0 .56 (d) 23 .1 (d)
4 .86 491 1 .19 1 .31 31 .1
( 4 .19 ) 588 1 .20 2 .09 23 .4
2 .78 722 1 .19 1 .71 27 .2
16 .43 1,000 1 .19 1 .93 24 .7
( 0 .90 ) 586 1 .21 1 .93 31 .3
13 .89 (c) 350 1 .06 (d) 0 .72 (d) 23 .1 (d)
5 .02 548 1 .06 1 .50 31 .1
( 4 .09 ) 745 1 .07 2 .28 23 .4
2 .90 (f) 907 1 .06 1 .94 27 .2
16 .66 (f) 874 1 .06 1 .96 24 .7
( 0 .75 ) 903 1 .08 2 .12 31 .3
14 .04 (c) 14,915 0 .88 (d) 0 .87 (d) 23 .1 (d)
5 .11 15,706 0 .88 1 .65 31 .1
( 3 .82 ) 16,499 0 .89 2 .41 23 .4
3 .03 17,816 0 .88 2 .04 27 .2
16 .77 18,585 0 .88 2 .14 24 .7
( 0 .49 ) 15,789 0 .90 2 .26 31 .3
14 .10 (c) 10,790 0 .69 (d) 1 .05 (d) 23 .1 (d)
5 .34 9,023 0 .69 1 .84 31 .1
( 3 .72 ) 7,466 0 .70 2 .51 23 .4
3 .37 11,977 0 .69 2 .22 27 .2
16 .93 13,372 0 .69 2 .14 24 .7
( 0 .30 ) 11,997 0 .71 2 .32 31 .3
14 .12 (c) 16,594 0 .57 (d) 1 .19 (d) 23 .1 (d)
5 .45 16,208 0 .57 1 .95 31 .1
( 3 .50 ) 16,948 0 .58 2 .80 23 .4
3 .38 18,479 0 .57 2 .26 27 .2
17 .23 29,429 0 .57 2 .35 24 .7
( 0 .30 ) 29,179 0 .59 2 .49 31 .3
14 .34 (c) 1,072,761 0 .29 (d) ,(e) 1 .46 (d) 23 .1 (d)
5 .66 (f) 1,020,094 0 .29 (e) 2 .25 31 .1
( 3 .23 ) (f) 1,003,550 0 .28 (e) 3 .04 23 .4
3 .80 997,061 0 .27 (e) 2 .67 27 .2
16 .98 (c) 924,600 0 .27 (d) ,(e) 2 .02 (d) 24 .7 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
185
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2021 (b) $ 10.63 $ 0.02 $ 1.51 $ 1.53 ( $ 0.15) $ – ( $ 0.15) $ 12.01
2020 10.46 0.09 0.40 0.49 (0.32) – (0.32) 10.63
2019 12.36 0.14 (1.17) (1.03) (0.14) (0.73) (0.87) 10.46
2018 12.17 0.15 0.67 0.82 (0.26) (0.37) (0.63) 12.36
2017 9.87 0.18 2.15 2.33 (0.03) – (0.03) 12.17
2016 9.61 0.08 0.30 0.38 (0.12) – (0.12) 9.87
R-6 shares
2021 (b) 10.70 0.03 1.49 1.52 (0.15) – (0.15) 12.07
2020 10.52 0.09 0.42 0.51 (0.33) – (0.33) 10.70
2019 12.42 0.14 (1.16) (1.02) (0.15) (0.73) (0.88) 10.52
2018 12.21 0.13 0.71 0.84 (0.26) (0.37) (0.63) 12.42
2017 (f) 9.83 0.02 2.36 2.38 – – – 12.21
OPPORTUNISTIC MUNICIPAL FUND
Institutional shares
2021 (b) 10.97 0.21 0.24 0.45 (0.20) – (0.20) 11.22
2020 11.26 0.40 (0.30) 0.10 (0.39) – (0.39) 10.97
2019 10.61 0.46 0.63 1.09 (0.44) – (0.44) 11.26
2018 10.66 0.45 (0.07) 0.38 (0.43) – (0.43) 10.61
2017 11.03 0.43 (0.39) 0.04 (0.41) – (0.41) 10.66
2016 10.20 0.39 0.84 1.23 (0.40) – (0.40) 11.03
ORIGIN EMERGING MARKETS FUND
Institutional shares
2021 (b) 12.17 (0.01) 2.32 2.31 (0.09) – (0.09) 14.39
2020 10.47 0.16 1.74 1.90 (0.20) – (0.20) 12.17
2019 11.16 0.18 (0.71) (0.53) (0.16) – (0.16) 10.47
2018 11.61 0.07 (0.41) (0.34) (0.11) – (0.11) 11.16
2017 8.97 0.05 2.66 2.71 (0.07) – (0.07) 11.61
2016 8.42 0.07 0.56 0.63 (0.08) – (0.08) 8.97
R-6 shares
2021 (b) 12.18 0.01 2.31 2.32 (0.10) – (0.10) 14.40
2020 10.48 0.16 1.75 1.91 (0.21) – (0.21) 12.18
2019 11.16 0.25 (0.76) (0.51) (0.17) – (0.17) 10.48
2018 11.61 0.15 (0.49) (0.34) (0.11) – (0.11) 11.16
2017 8.97 0.50 2.21 2.71 (0.07) – (0.07) 11.61
2016 8.42 0.07 0.56 0.63 (0.08) – (0.08) 8.97

See accompanying notes.
186
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
14.37% (c) $ 77,068 1.16% (d),(e) N/A – % 0.40% (d) 46.4% (d)
4.49 72,515 1.20 (e) N/A – 0.88 44.1
(7.31) 34,866 1.20 (e) N/A – 1.36 46.8
6.63 18,212 1.20 (e) N/A – 1.19 45.9
23.66 1,991 1.08 (e) N/A – 1.72 58.8
3.99 168,786 1.20 (e) N/A – 0.82 49.9
14.26 (c) 904,433 1.07 (d),(e) N/A – 0.53 (d) 46.4 (d)
4.67 966,964 1.08 (e) N/A – 0.91 44.1
(7.20) 855,932 1.07 (e) N/A – 1.36 46.8
6.79 976,593 1.06 (e) N/A – 1.06 45.9
24.21 (c) 1,002,985 1.06 (d),(e) N/A – 0.24 (d) 58.8 (d)
4.07 (c),(g) 90,428 0.61% (d),(e) 0.56 (d),(e),(h) – 3.72 (d) 52.9 (d)
0.99 82,465 0.63 (e) 0.56 (e),(h) – 3.64 76.6
10.55 82,132 0.70 (e) 0.58 (e),(h) – 4.27 66.1
3.66 55,466 0.72 (e) 0.62 (e),(h) – 4.21 76.0
0.48 61,797 0.69 (e) 0.63 (e),(h) – 4.10 67.9
12.23 3,606 0.70 (e) 0.65 (e),(h) – 3.57 53.5
19.06 (c) 120,750 1.12 (d),(e) N/A – (0.10) (d) 80.3 (d)
18.21 26,478 1.20 (e) N/A – 1.44 72.9
(4.55) 11,710 1.22 (e) N/A – 1.78 59.4
(2.98) 12,032 1.25 (e) N/A – 0.58 52.3
30.58 35,584 1.24 (e) N/A – 0.51 66.3
7.50 778,143 1.24 (i) N/A 1.24 (j) 0.86 69.0
19.08 (c) 3,331,966 1.04 (d),(e) N/A – 0.12 (d) 80.3 (d)
18.30 1,827,389 1.07 (e) N/A – 1.43 72.9
(4.42) 1,082,059 1.12 (e) N/A – 2.40 59.4
(2.97) 622,846 1.21 (e) N/A – 1.21 52.3
30.54 662,808 1.21 (e) N/A – 4.54 66.3
7.50 90 1.26 (e) N/A – 0.87 69.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(j) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.
187
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2021 (b) $ 11 .97 $ 0 .10 $ 3 .33 $ 3 .43 ( $ 0 .11 ) $ – ( $ 0 .11 ) $ 15 .29
2020 14 .04 0 .19 ( 1 .89 ) ( 1 .70 ) ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .97
2019 17 .92 0 .32 ( 1 .91 ) ( 1 .59 ) ( 0 .40 ) ( 1 .89 ) ( 2 .29 ) 14 .04
2018 16 .65 0 .39 1 .92 2 .31 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 17 .92
2017 15 .01 0 .41 1 .61 2 .02 ( 0 .38 ) – ( 0 .38 ) 16 .65
2016 12 .79 0 .39 2 .43 2 .82 ( 0 .34 ) ( 0 .26 ) ( 0 .60 ) 15 .01
R-6 shares
2021 (b) 12 .03 0 .11 3 .35 3 .46 ( 0 .12 ) – ( 0 .12 ) 15 .37
2020 14 .10 0 .20 ( 1 .89 ) ( 1 .69 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 12 .03
2019 17 .98 0 .33 ( 1 .93 ) ( 1 .60 ) ( 0 .39 ) ( 1 .89 ) ( 2 .28 ) 14 .10
2018 16 .66 0 .40 1 .94 2 .34 ( 0 .24 ) ( 0 .78 ) ( 1 .02 ) 17 .98
2017 (f) 16 .17 0 .33 0 .22 0 .55 ( 0 .06 ) – ( 0 .06 ) 16 .66
SMALL-MIDCAP GROWTH FUND
Institutional shares
2021 (b) 14 .33 ( 0 .03 ) 6 .36 6 .33 – ( 1 .42 ) ( 1 .42 ) 19 .24
2020 10 .26 ( 0 .06 ) 4 .13 4 .07 – – – 14 .33
2019 (h) 10 .00 ( 0 .01 ) 0 .27 0 .26 – – – 10 .26

See accompanying notes.
188
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .87% (c) $ 1,505,914 0 .85% (d) ,(e) 1 .57% (d) 35 .7% (d)
( 12 .36 ) 1,408,105 0 .85 (e) 1 .47 28 .9
( 7 .54 ) 1,892,406 0 .86 (e) 2 .19 21 .9
14 .20 2,453,527 0 .86 (e) 2 .25 31 .5
13 .56 2,179,792 0 .86 (e) 2 .51 25 .5
22 .94 1,142,465 0 .82 (e) 2 .90 25 .8
28 .93 (c) 11,627 0 .79 (d) ,(e) 1 .62 (d) 35 .7 (d)
( 12 .24 ) 9,135 0 .79 (e) 1 .52 28 .9
( 7 .54 ) 8,589 0 .79 (e) 2 .27 21 .9
14 .39 7,737 0 .78 (e) 2 .28 31 .5
3 .43 (c) 610,070 0 .77 (d) ,(e) 2 .96 (d) 25 .5 (d)
45 .09 (c) ,(g) 11,595 0 .83 (d) ,(e) ( 0 .32 ) (d) 130 .8 (d)
39 .77 (g) 7,626 0 .83 (e) ( 0 .59 ) 134 .3
2 .60 (c) 5,131 0 .83 (d) ,(e) ( 0 .48 ) (d) 175 .8 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from June 12, 2019, date operations commenced, through August 31, 2019.

See accompanying notes.
189
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class J shares
2021 (b) $ 10.01 $ 0.19 $ 0.16 $ 0.35 ( $ 0.22) $ – ( $ 0.22) $ 10.14
2020 10.01 0.41 0.04 0.45 (0.45) – (0.45) 10.01
2019 9.79 0.47 0.26 0.73 (0.51) – (0.51) 10.01
2018 10.26 0.49 (0.45) 0.04 (0.49) (0.02) (0.51) 9 .79
2017 10.11 0.49 0.22 0.71 (0.47) (0.09) (0.56) 10.26
2016 10.01 0.48 0.18 0.66 (0.47) (0.09) (0.56) 10.11
Institutional shares
2021 (b) 10.24 0.21 0.15 0.36 (0.23) – (0.23) 10.37
2020 10.23 0.45 0.04 0.49 (0.48) – (0.48) 10.24
2019 9.99 0.52 0.26 0.78 (0.54) – (0.54) 10.23
2018 10.46 0.52 (0.46) 0.06 (0.51) (0.02) (0.53) 9.99
2017 10.30 0.52 0.23 0.75 (0.50) (0.09) (0.59) 10 .46
2016 10.18 0.52 0.19 0.71 (0.50) (0.09) (0.59) 10.30
R-1 shares
2021 (b) 10.19 0.16 0.17 0.33 (0.20) – (0.20) 10.32
2020 10.17 0.36 0.06 0.42 (0.40) – (0.40) 10.19
2019 9.94 0.44 0 .25 0.69 (0.46) – (0.46) 10.17
2018 10.41 0.44 (0.46) (0.02) (0.43) (0.02) (0.45) 9.94
2017 10.25 0 .44 0.22 0.66 (0.41) (0.09) (0.50) 10.41
2016 10.14 0.43 0.19 0.62 (0.42) (0.09) (0.51) 10.25
R-2 shares
2021 (b) 10.11 0.17 0.16 0.33 (0.20) – (0.20) 10.24
2020 10.11 0.38 0.03 0.41 (0.41) – (0.41) 10.11
2019 9.88 0.45 0.25 0.70 (0.47) – (0.47) 10.11
2018 10.35 0.45 (0.45) – (0.45) (0.02) (0.47) 9.88
2017 10.20 0.45 0.22 0.67 (0.43) (0.09) (0.52) 10.35
2016 10.09 0.45 0.18 0.63 (0.43) (0.09) (0.52) 10.20

See accompanying notes.
190
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.44% (c),(d),(e) $ 42,268 1.06% (f),(g) 1.09% (f),(h) 3.73% (f) 17.5% (f)
4.67 (d) 42,554 1.07 (g) 1.10 (h) 4.17 18.1
7.75 (d) 45,660 1.13 (g) 1.16 (h) 4.89 19.8
0.38 (d) 45,458 1.02 (g) 1.05 (h) 4.87 12.3
7.37 (d) 51,417 1.00 (g) 1.03 (h) 4.88 16.1
6.87 (d) 50,135 1.06 (g) 1.10 (h) 4.84 13.9
3.59 (c) 5,129,359 0.79 (f),(i) – 4.00 (f) 17.5 (f)
4.96 4,746,270 0.81 (i) – 4.42 18.1
8.12 3,591,388 0.81 (i) – 5.21 19.8
0.59 3,306,108 0.80 (i) – 5.09 12.3
7.58 3,817,309 0.77 (i) – 5.11 16.1
7.26 2,444,823 0.76 – 5.14 13.9
3.11 (c),(e) 654 1.57 (f) – 3.22 (f) 17.5 (f)
4.24 613 1.58 – 3.62 18.1
7.23 1,024 1.58 – 4.44 19.8
(0.20) 987 1.58 – 4.29 12.3
6.75 1,315 1.58 – 4.31 16.1
6.32 1,572 1.58 – 4.32 13.9
3.30 (c) 1,558 1.44 (f) – 3.35 (f) 17.5 (f)
4.24 1,565 1.45 – 3.79 18.1
7.42 1,514 1.45 – 4.58 19.8
(0.06) 1,788 1.45 – 4.45 12.3
6.84 1,760 1.45 – 4.44 16.1
6.49 1,234 1.45 – 4.45 13.9

See accompanying notes.
191
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
R-3 shares
2021 (b) $ 10.16 $ 0.18 $ 0.16 $ 0.34 ( $ 0.21) $ – ( $ 0.21) $ 10.29
2020 10.15 0.40 0.04 0.44 (0.43) – (0.43) 10.16
2019 9.92 0.47 0.25 0.72 (0.49) – (0.49) 10.15
2018 10.39 0.47 (0.46) 0.01 (0.46) (0.02) (0.48) 9.92
2017 10.23 0.47 0.22 0.69 (0.44) (0.09) (0.53) 10.39
2016 10.12 0.47 0.18 0.65 (0.45) (0.09) (0.54) 10.23
R-4 shares
2021 (b) 10.14 0.19 0.16 0.35 (0.22) – (0.22) 10.27
2020 10.13 0.42 0.04 0.46 (0.45) – (0.45) 10.14
2019 9.90 0.48 0.26 0.74 (0.51) – (0.51) 10.13
2018 10.37 0.49 (0.46) 0.03 (0.48) (0.02) (0.50) 9.90
2017 10.21 0.48 0.23 0.71 (0.46) (0.09) (0.55) 10.37
2016 10.10 0.49 0.18 0.67 (0.47) (0.09) (0.56) 10.21
R-5 shares
2021 (b) 10.19 0.20 0.16 0.36 (0.23) – (0.23) 10.32
2020 10.18 0.43 0.04 0.47 (0.46) – (0.46) 10.19
2019 9.95 0.50 0.25 0.75 (0.52) – (0.52) 10.18
2018 10.42 0.50 (0.45) 0.05 (0.50) (0.02) (0.52) 9.95
2017 10.26 0.50 0.23 0.73 (0.48) (0.09) (0.57) 10.42
2016 10.15 0.50 0.18 0.68 (0.48) (0.09) (0.57) 10.26
R-6 shares
2021 (b) 10.24 0.21 0.16 0.37 (0.24) – (0.24) 10.37
2020 10.23 0.46 0.04 0.50 (0.49) – (0.49) 10.24
2019 9.99 0.53 0.25 0.78 (0.54) – (0.54) 10.23
2018 10.46 0.53 (0.46) 0.07 (0.52) (0.02) (0.54) 9.99
2017 (j) 9.91 0.35 0.53 0.88 (0.33) – (0.33) 10.46

See accompanying notes.
192
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.38% (c) $ 1,434 1.26% (f) – % 3.53% (f) 17.5 (f)
4.49 1,328 1.27 – 3.98 18.1
7.58 2,101 1.27 – 4.77 19.8
0.11 2,319 1.27 – 4.62 12.3
7.09 2,676 1.27 – 4.62 16.1
6.66 3,311 1.27 – 4.63 13.9
3.38 (c),(e) 1,035 1.07 (f) – 3.72 (f) 17.5 (f)
4.71 1,031 1.08 – 4.16 18.1
7.80 1,397 1.08 – 4.93 19.8
0.31 1,284 1.08 – 4.82 12.3
7.30 1,304 1.08 – 4.78 16.1
6.86 1,395 1.08 – 4.89 13.9
3.53 (c) 3,939 0.95 (f) – 3.84 (f) 17.5 (f)
4.82 3,526 0.96 – 4.29 18.1
7.89 3,200 0.96 – 5.05 19.8
0.43 3,023 0.96 – 4.92 12.3
7.40 3,506 0.96 – 4.92 16.1
7.07 (e) 4,216 0.96 – 4.93 13.9
3.54 (c),(e) 1,670,690 0.70 (f),(i) – 4.10 (f) 17.5 (f)
5.17 (e) 1,518,101 0.71 (i) – 4.52 18.1
8.12 (e) 910,863 0.71 (i) – 5.32 19.8
0.69 1,010,227 0.71 (i) – 5.21 12.3
8.98 (c) 520,462 0.71 (f),(i) – 5.08 (f) 16.1 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2021.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Reflects Manager's contractual expense limit.
(j) Period from January 3, 2017, date operations commenced, through August 31, 2017.

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2021 (unaudited)
193
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( September 1, 2020 to February 28, 2021 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
September 1,
2020
Ending
Account Value
February 28,
2021
Expenses Paid
During Period
September
1, 2020  to
February 28,
2021
(a)
Beginning
Account Value
September 1,
2020
Ending
Account Value
February 28,
2021
Expenses Paid
During Period
September
1, 2020  to
February 28,
2021
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class J $ 1,000.00 $ 1,042.31 $ 3.95 $ 1,000.00 $ 1,020.93 $ 3.91 0.78%
Institutional 1,000.00 1,042.97 3.24 1,000.00 1,021.62 3.21 0.64
R-3 1,000.00 1,040.77 5.67 1,000.00 1,019.24 5.61 1.12
R-4 1,000.00 1,041.68 4.71 1,000.00 1,020.18 4.66 0.93
R-5 1,000.00 1,042.01 4.10 1,000.00 1,020.78 4.06 0.81
R-6 1,000.00 1,043.47 2.79 1,000.00 1,022.07 2.76 0.55
Bond Market Index Fund
Class J 1,000.00 978.47 2.60 1,000.00 1,022.17 2.66 0.53
Institutional 1,000.00 980.45 0.69 1,000.00 1,024.10 0.70 0.14
R-1 1,000.00 976.74 5.00 1,000.00 1,019.74 5.11 1.02
R-2 1,000.00 977.05 4.36 1,000.00 1,020.38 4.46 0.89
R-3 1,000.00 977.55 3.48 1,000.00 1,021.27 3.56 0.71
R-4 1,000.00 978.89 2.55 1,000.00 1,022.22 2.61 0.52
R-5 1,000.00 979.60 1.96 1,000.00 1,022.81 2.01 0.40
Diversified Real Asset Fund
Institutional 1,000.00 1,109.86 4.34 1,000.00 1,020.68 4.16 0.83
R-3 1,000.00 1,107.11 7.00 1,000.00 1,018.15 6.71 1.34
R-4 1,000.00 1,109.63 6.02 1,000.00 1,019.09 5.76 1.15
R-5 1,000.00 1,109.75 5.39 1,000.00 1,019.69 5.16 1.03
R-6 1,000.00 1,110.41 4.08 1,000.00 1,020.93 3.91 0.78
Edge MidCap Fund
Institutional 1,000.00 1,155.45 4.12 1,000.00 1,020.98 3.86 0.77
R-6 1,000.00 1,156.53 3.48 1,000.00 1,021.57 3.26 0.65

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2021 (unaudited)
194
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Actual Hypothetical
Beginning
Account Value
September 1,
2020
Ending
Account Value
February 28,
2021
Expenses Paid
During Period
September
1, 2020  to
February 28,
2021
(a)
Beginning
Account Value
September 1,
2020
Ending
Account Value
February 28,
2021
Expenses Paid
During Period
September
1, 2020  to
February 28,
2021
(a)
Annualized
Expense
Ratio
Global Multi-Strategy Fund
Institutional $ 1,000.00 $ 1,043.33 $ 11.35 $ 1,000.00 $ 1,013.69 $ 11.18 2.24%
R-6 1,000.00 1,044.35 11.05 1,000.00 1,013.98 10.89 2.18
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on
Shorts)
Institutional  1,000.00  1,043.30  8.31  1,000.00  1,016.56  8.23 1.64
R-6  1,000.00  1,044.40  8.01  1,000.00  1,016.86  7.93 1.58
International Equity Index Fund
Institutional 1,000.00 1,143.36 1.65 1,000.00 1,023.26 1.56 0.31
R-1 1,000.00 1,137.79 6.31 1,000.00 1,018.89 5.96 1.19
R-2 1,000.00 1,138.87 5.62 1,000.00 1,019.54 5.31 1.06
R-3 1,000.00 1,140.45 4.67 1,000.00 1,020.43 4.41 0.88
R-4 1,000.00 1,140.96 3.66 1,000.00 1,021.37 3.46 0.69
R-5 1,000.00 1,141.21 3.03 1,000.00 1,021.97 2.86 0.57
R-6 1,000.00 1,143.35 1.54 1,000.00 1,023.36 1.45 0.29
International Small Company Fund
Institutional 1,000.00 1,143.66 6.17 1,000.00 1,019.04 5.81 1.16
R-6 1,000.00 1,142.61 5.68 1,000.00 1,019.49 5.36 1.07
Opportunistic Municipal Fund
Institutional 1,000.00 1,040.71 3.09 1,000.00 1,021.77 3.06 0.61
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Institutional  1,000.00  1,040.70  2.83  1,000.00  1,021.98  2.81 0.56
Origin Emerging Markets Fund
Institutional 1,000.00 1,190.63 6.08 1,000.00 1,019.24 5.61 1.12
R-6 1,000.00 1,190.84 5.65 1,000.00 1,019.64 5.21 1.04
Small-MidCap Dividend Income Fund
Institutional 1,000.00 1,288.67 4.82 1,000.00 1,020.58 4.26 0.85
R-6 1,000.00 1,289.34 4.48 1,000.00 1,020.88 3.96 0.79
Small-MidCap Growth Fund
Institutional 1,000.00 1,450.90 5.04 1,000.00 1,020.68 4.16 0.83
Spectrum Preferred and Capital
Securities Income Fund
Class J 1,000.00 1,034.39 5.35 1,000.00 1,019.54 5.31 1.06
Institutional 1,000.00 1,035.91 3.99 1,000.00 1,020.88 3.96 0.79
R-1 1,000.00 1,031.13 7.91 1,000.00 1,017.01 7.85 1.57
R-2 1,000.00 1,033.04 7.26 1,000.00 1,017.65 7.20 1.44
R-3 1,000.00 1,033.80 6.35 1,000.00 1,018.55 6.31 1.26
R-4 1,000.00 1,033.84 5.40 1,000.00 1,019.49 5.36 1.07
R-5 1,000.00 1,035.25 4.79 1,000.00 1,020.08 4.76 0.95
R-6 1,000.00 1,035.41 3.53 1,000.00 1,021.32 3.51 0.70

Principal Funds, Inc.
(unaudited)
195
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the month of December 2020 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of December 2020, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
December 2020
Fund Net Income Realized Gain Capital Sources
Bond Market Index Fund 96.55% 3.45% 0.00%
Global Multi-Strategy Fund 25.58 0.00 74.42
International Equity Index Fund 66.11 23.77 10.12
International Small Company Fund 0.00 0.00 100.00
Origin Emerging Markets Fund 52.67 0.00 47.33

196
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72 (unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and
Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 123 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 123 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 123 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA February 2020 to October
2020
123 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
123 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 123 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 123 None
Karen (“Karrie”) McMillan
Director since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
123 None

197
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Chair, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired 123 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 123 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc., (2018-2020)
123 None
Patrick G. Halter
Member, Executive Committee
Director since 2017
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Senior Executive Director – Real Estate, PGI and
PFSI (2014-2016)
Director, PGI (2003-2018)
Chair, CCIP, LLC (“CCIP”) since 2017
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
123 None

198
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Financial Advisors, Inc. (“PFA”)
since 2020
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Senior Vice President, PFD since 2016
Senior Vice President and Chief Financial Officer,
PFD (2015-2016)
Chief Operating Officer and Senior Vice President,
Principal Management Corporation, now PGI
(“PMC”) (2015-2017)
Director, PMC (2014–2017)
Director, PSS since 2014
President, PSS since 2015
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, CCIP since 2020
Vice President and Treasurer, PFA since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Chief Financial Officer –
Principal International, PFSI (2010-2016)
Vice President and Treasurer, PLIC since 2016
Vice President and Chief Financial Officer –
Principal International, PLIC (2010-2016)
Vice President and Treasurer, PMC (2016-2017)
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015

199
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer, PGI (2015-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President and Treasurer, PGI since
2017
Assistant Vice President-Treasury, PFA since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PMC (2013-
2017)
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Vice President, Counsel and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Secretary, PGI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary, PGI (2018-2020)
Vice President, Associate General Counsel and
Secretary, CCIP since 2020
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFA since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFD since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PLIC since 2015
Secretary, Post since 2020
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSI since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSS since 2019
Vice President, Associate General Counsel and
Assistant Secretary, RobustWealth, Inc. since 2019
Secretary, Spectrum since 2020

200
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2020 and as supplemented, and the Statement of Additional Information dated December 31, 2020 and as supplemented. These documents may be obtained free of charge by writing
Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.
PrincipalFunds.com/prospectuses.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

201
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov and www.PrincipalFunds.com.

202
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act
(the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors,
LLC (the “Manager”) and PFI, on behalf of each of the thirteen (13) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory
Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited; ClearBridge
RARE Infrastructure (North America) Pty Limited; Credit Suisse Asset Management, LLC; Delaware Investments Fund Advisers; Gotham
Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los
Angeles Capital Management and Equity Research, Inc.; Mellon Investments Corporation; Nuveen Asset Management LLC; Origin Asset
Management LLP; Pictet Asset Management SA; Principal Real Estate Investors, LLC; Sound Point Capital Management, LP; Spectrum
Asset Management, Inc.; Wellington Management Company LLP; and York Registered Holdings, L.P. (collectively, the “Sub-Advisors”).
The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Extent and Quality of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub- advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had previously reviewed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the
Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2020 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2020, and compared those returns to various agreed-upon performance measures for all Funds.
For Funds or Subadvisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended
March 31, 2020, if available. For Funds or Subadvisors that did not have a three-year performance history, the Board reviewed performance

203
for a one-year period ended March 31, 2020, if available. The Board also compared each Fund’s investment performance over the one-, three-
and five-year periods ended March 31, 2020, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-
manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board.
For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The
Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for the Capital Securities
Fund as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).
For the Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-
out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since
September 2019.The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes.
With regard to each of the Spectrum Preferred and Capital Securities Fund, the Board accepted management’s proposal to amend the
Management Agreement for the Fund to add a new breakpoint to the management fee schedule and considered this new breakpoint in concluding that the Management Agreement, as amended, should be renewed.
With regard to the Global Multi-Strategy Fund, which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-
traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management
Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December
31, 2019. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Origin Asset Management LLP, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2019. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted

204
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-
level fee that covers, among other things, the expenses of the Fund’s Sub-Advisor.
The Board also noted that the management fee schedules for the Bond Market Index Fund and the International Equity Index Fund do not
include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated SubAdvisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Sub-Advisory Agreements should be renewed, the Board included within their considerations certain actions previously taken by the Board.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are trademarks and services marks of Principal Financial Services, Inc., a member of the Principal Financial Group company.
© 2021 Principal Financial Services, Inc. | FV675-11 | 02/2021 | 1517532

Principal Funds: Equity & Fixed-Income Funds
Class A & C Shares
Semiannual Report
February 28, 2021
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
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sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you:
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 20
Schedules of Investments 47
Financial Highlights (includes performance information) 127
Shareholder Expense Example 137
Supplemental Information 139

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Investment in securities--at cost ..........................................................
$ 5,879,617 $ 3,100,307 $ 721,385
Investment in affiliated Funds--at cost ...................................................
$ 2 $ 111,654 $ 20,851
Foreign currency--at cost ..................................................................
$ – $ 1,381 $ 944
Assets
Investment in securities--at value  .......................................................... $ 8,814,407 $ 3,341,470
(b)
$ 943,228
Investment in affiliated Funds--at value .................................................... 2 111,654 20,851
Foreign currency--at value .................................................................. – 1,551 943
Cash ......................................................................................... – 7,992 –
Deposits with counterparty .................................................................. – 2,960 –
Receivables:
Dividends and interest ................................................................. 4,846 5,998 1,257
Expense reimbursement from Manager ............................................... 280 197 41
Expense reimbursement from Distributor ............................................. 2 – –
Foreign currency contracts ........................................................... – 696 –
Fund shares sold ....................................................................... 19,547 9,665 446
Investment securities sold ............................................................. 78,006 45,652 829
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – 16,469 –
Unrealized gain on unfunded loan commitments ..................................... – 993 –
Variation margin on futures ........................................................... – 6,078 –
Variation margin on swaps ............................................................ – 345 –
Prepaid expenses ............................................................................
– – 8
Total Assets   8,917,090 3,551,720 967,603
Liabilities
Accrued management and investment advisory fees ........................................ 4,136 2,139 519
Accrued administrative service fees ........................................................ 1 – –
Accrued distribution fees .................................................................... 429 11 3
Accrued service fees ........................................................................ 5 – –
Accrued transfer agent fees ................................................................. 425 442 22
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 6 5 1
Accrued professional fees ................................................................... 29 110 21
Accrued other expenses ..................................................................... 183 220 –
Deposits from counterparty ................................................................. – 230 –
Payables:
Borrowing ............................................................................. 52,935 – –
Foreign currency contracts ............................................................ – 720 –
Fund shares redeemed ................................................................. 13,245 3,249 522
Investment securities purchased ...................................................... 24,970 67,684 1,887
Options and swaptions contracts written  (premiums received $ 0 , $ 3,079 and $ 0 ) ... – 4,159 –
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – 2 –
Variation margin on futures ........................................................... – 8,270 –
Variation margin on swaps ............................................................ – 417 –
Collateral obligation on securities loaned, at value ......................................... – 13,231 –
Total Liabilities
96,364 100,890 2,975
Net Assets Applicable to Outstanding Shares ............................................
$ 8,820,726 $ 3,450,830 $ 964,628
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,572,889 $ 3,358,801 $ 737,985
Total distributable earnings (accumulated loss) .............................................
3,247,837 92,029 226,643
Total Net Assets
$ 8,820,726 $ 3,450,830 $ 964,628

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
2
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 1,875,000 300,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 705,835 $ 63,111 $ 16,400
Shares Issued and Outstanding ........................................................ 20,711 5,122 1,009
Net Asset Value per share ............................................................. $ 34 .08
(c)
$ 12 .32
(c)
$ 16 .25
(c)
Maximum Offering Price .............................................................
$ 36 .06 $ 12 .80 $ 17 .20
Class C : Net Assets .......................................................................... $ 342,279 N/A N/A
Shares Issued and Outstanding ........................................................ 10,680
Net Asset Value per share .............................................................
$ 32 .05
(c)
Class J : Net Assets .......................................................................... $ 163,414 N/A N/A
Shares Issued and Outstanding ........................................................ 4,728
Net Asset Value per share .............................................................
$ 34 .56
(c)
Institutional : Net Assets ..................................................................... $ 2,667,443 $ 2,284,549 $ 103,535
Shares Issued and Outstanding ........................................................ 76,719 185,668 6,346
Net Asset Value per share .............................................................
$ 34 .77 $ 12 .30 $ 16 .31
R-3 : Net Assets .............................................................................. $ 8,222 $ 205 N/A
Shares Issued and Outstanding ........................................................ 242 17
Net Asset Value per share .............................................................
$ 34 .05 $ 12 .24
R-4 : Net Assets .............................................................................. $ 5,229 $ 13 N/A
Shares Issued and Outstanding ........................................................ 152 1
Net Asset Value per share .............................................................
$ 34 .32 $ 12 .30
R-5 : Net Assets .............................................................................. $ 13,133 $ 60 N/A
Shares Issued and Outstanding ........................................................ 380 5
Net Asset Value per share .............................................................
$ 34 .55 $ 12 .29
R-6 : Net Assets .............................................................................. $ 4,915,171 $ 1,102,892 $ 844,693
Shares Issued and Outstanding ........................................................ 141,006 89,642 51,602
Net Asset Value per share .............................................................
$ 34 .86 $ 12 .30 $ 16 .37
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
3
See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Investment in securities--at cost ..........................................................
$ 544,556 $ 139,761 $ 2,897,471
Investment in affiliated Funds--at cost ...................................................
$ 107,191 $ – $ 102,525
Repurchase agreements--at cost ..........................................................
$ 96,248 $ – $ –
Foreign currency--at cost ..................................................................
$ 1,705 $ – $ 22,201
Assets
Investment in securities--at value  .......................................................... $ 576,751 $ 146,260 $ 3,387,259
Investment in affiliated Funds--at value .................................................... 107,191 – 102,525
Repurchase agreements--at value ........................................................... 96,248 – –
Foreign currency--at value .................................................................. 1,688 – 22,125
Cash ......................................................................................... 1,079 1,316 –
Deposits with counterparty .................................................................. 73,279 – –
Receivables:
Dividends and interest ................................................................. 3,333 1,608 4,152
Expense reimbursement from Manager ............................................... 60 9 1
Foreign currency contracts ........................................................... 6,698 – –
Fund shares sold ....................................................................... 540 456 2,279
Investment securities sold ............................................................. 69,595 800 22,162
OTC swap agreements--at value (premiums paid $ 301 , $ 0 and $ 0 ) .................. 574 – –
Variation margin on futures ........................................................... 1,742 – –
Variation margin on swaps ............................................................ 252 – –
Prepaid transfer agent fees .................................................................. – – 4
Total Assets   939,030 150,449 3,540,507
Liabilities
Accrued management and investment advisory fees ........................................ 670 56 2,662
Accrued distribution fees .................................................................... 6 10 2
Accrued transfer agent fees ................................................................. 88 27 2
Accrued directors' expenses ................................................................. 2 1 1
Accrued professional fees ................................................................... 141 26 26
Accrued foreign tax ......................................................................... – – 2,205
Accrued other expenses ..................................................................... 156 5 6
Payables:
Dividends payable ..................................................................... – 386 –
Dividends and interest on securities sold short ....................................... 240 – –
Foreign currency contracts ............................................................ 6,143 – –
Fund shares redeemed ................................................................. 2,415 211 436
Interest expense and fees payable ..................................................... – 18 –
Investment securities purchased ...................................................... 69,138 – 73,964
Options and swaptions contracts written  (premiums received $ 754 , $ 0 and $ 0 ) ..... 672 – –
Reverse repurchase agreements ....................................................... 150,668 – –
Short sales (proceeds received $ 156,116 , $ 0 and $ 0 ) ................................. 166,059 – –
OTC swap agreements--at value (premiums received/(paid) $ (89) , $ 0 and $ 0 ) ...... 453 – –
Unrealized loss on unfunded loan commitments ...................................... 33 – –
Variation margin on futures ........................................................... 1,313 – –
Variation margin on swaps ............................................................ 143 – –
Floating rate notes issued ...................................................................
– 7,691 –
Total Liabilities
398,340 8,431 79,304
Net Assets Applicable to Outstanding Shares ............................................
$ 540,690 $ 142,018 $ 3,461,203
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 529,399 $ 136,762 $ 2,945,835
Total distributable earnings (accumulated loss) .............................................
11,291 5,256 515,368
Total Net Assets
$ 540,690 $ 142,018 $ 3,461,203
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,750,000 300,000 550,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 41,866 $ 51,590 $ 8,487
Shares Issued and Outstanding ........................................................ 3,714 4,601 580
Net Asset Value per share ............................................................. $ 11 .27
(b)
$ 11 .21
(b)
$ 14 .63
(b)
Maximum Offering Price .............................................................
$ 11 .71 $ 11 .65 $ 15 .48
Institutional : Net Assets ..................................................................... $ 332,717 $ 90,428 $ 120,750
Shares Issued and Outstanding ........................................................ 29,115 8,060 8,394
Net Asset Value per share .............................................................
$ 11 .43 $ 11 .22 $ 14 .39
R-6 : Net Assets .............................................................................. $ 166,107 N/A $ 3,331,966
Shares Issued and Outstanding ........................................................ 14,541 231,346
Net Asset Value per share .............................................................
$ 11 .42 $ 14 .40
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
5
See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ........................................................................................
$ 1,282,731 $ 7,470,092
Investment in affiliated Funds--at cost .................................................................................
$ 49,862 $ 91,563
Assets
Investment in securities--at value  ........................................................................................ $ 1,670,041 $ 7,984,819
(a)
Investment in affiliated Funds--at value .................................................................................. 49,862 91,563
Deposits with counterparty ................................................................................................ – 8,029
Receivables:
Dividends and interest ............................................................................................... 2,712 112,044
Expense reimbursement from Manager ............................................................................. 75 –
Expense reimbursement from Distributor ........................................................................... – 1
Fund shares sold ..................................................................................................... 4,077 18,395
Investment securities sold ........................................................................................... 64,951 58,383
Total Assets   1,791,718 8,273,234
Liabilities
Accrued management and investment advisory fees ...................................................................... 1,015 4,308
Accrued distribution fees .................................................................................................. 82 439
Accrued service fees ...................................................................................................... – 2
Accrued transfer agent fees ............................................................................................... 323 797
Accrued directors' expenses ............................................................................................... 3 5
Accrued professional fees ................................................................................................. 26 43
Accrued other expenses ................................................................................................... 83 138
Cash overdraft ............................................................................................................. 12,948 14
Payables:
Borrowing ........................................................................................................... – 14,490
Fund shares redeemed ............................................................................................... 3,208 45,891
Investment securities purchased .................................................................................... 57,494 75,900
Options and swaptions contracts written  (premiums received $ 0 and $ 323 ) ....................................... – 160
Variation margin on futures ......................................................................................... – 141
Collateral obligation on securities loaned, at value ....................................................................... – 70,426
Total Liabilities
75,182 212,754
Net Assets Applicable to Outstanding Shares ..........................................................................
$ 1,716,536 $ 8,060,480
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................................................. $ 1,518,685 $ 7,632,472
Total distributable earnings (accumulated loss) ...........................................................................
197,851 428,008
Total Net Assets
$ 1,716,536 $ 8,060,480

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
6
See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .......................................................................................................... 1,700,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets ........................................................................................................ $ 123,571 $ 871,237
Shares Issued and Outstanding ...................................................................................... 8,126 83,344
Net Asset Value per share ........................................................................................... $ 15 .21
(b)
$ 10 .45
(b)
Maximum Offering Price ...........................................................................................
$ 16 .10 $ 10 .86
Class C : Net Assets ........................................................................................................ $ 75,424 $ 338,306
Shares Issued and Outstanding ...................................................................................... 5,011 32,387
Net Asset Value per share ...........................................................................................
$ 15 .05
(b)
$ 10 .45
(b)
Class J : Net Assets ........................................................................................................ N/A $ 42,268
Shares Issued and Outstanding ...................................................................................... 4,170
Net Asset Value per share ...........................................................................................
$ 10 .14
(b)
Institutional : Net Assets ................................................................................................... $ 1,505,914 $ 5,129,359
Shares Issued and Outstanding ...................................................................................... 98,480 494,559
Net Asset Value per share ...........................................................................................
$ 15 .29 $ 10 .37
R-1 : Net Assets ............................................................................................................ N/A $ 654
Shares Issued and Outstanding ...................................................................................... 63
Net Asset Value per share ...........................................................................................
$ 10 .32
R-2 : Net Assets ............................................................................................................ N/A $ 1,558
Shares Issued and Outstanding ...................................................................................... 152
Net Asset Value per share ...........................................................................................
$ 10 .24
R-3 : Net Assets ............................................................................................................ N/A $ 1,434
Shares Issued and Outstanding ...................................................................................... 139
Net Asset Value per share ...........................................................................................
$ 10 .29
R-4 : Net Assets ............................................................................................................ N/A $ 1,035
Shares Issued and Outstanding ...................................................................................... 101
Net Asset Value per share ...........................................................................................
$ 10 .27
R-5 : Net Assets ............................................................................................................ N/A $ 3,939
Shares Issued and Outstanding ...................................................................................... 382
Net Asset Value per share ...........................................................................................
$ 10 .32
R-6 : Net Assets ............................................................................................................ $ 11,627 $ 1,670,690
Shares Issued and Outstanding ...................................................................................... 757 161,152
Net Asset Value per share ...........................................................................................
$ 15 .37 $ 10 .37
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
7
See accompanying notes.
Amounts in thousands Blue Chip Fund
Diversified Real Asset
Fund
(a),(b)
Edge MidCap Fund
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 23,632 $ 23,838 $ 6,430
Withholding tax .................................................................................. (394) (1,355) (5)
Interest ............................................................................................ 1 16,467 2
Securities lending - net ...........................................................................
1 94 –
Total Income 23,240 39,044 6,427
Expenses:
Management and investment advisory fees ...................................................... 24,074 13,033 3,132
Distribution fees - Class A ....................................................................... 825 58 18
Distribution fees - Class C ....................................................................... 1,623 51 N/A
Distribution fees - Class J ........................................................................ 117 N/A N/A
Distribution fees - R-3 ........................................................................... 10 – N/A
Distribution fees - R-4 ........................................................................... 3 – N/A
Administrative service fees - R-3 ................................................................ 3 – N/A
Administrative service fees - R-4 ................................................................ 1 – N/A
Registration fees - Class A ....................................................................... 35 9 8
Registration fees - Class C ....................................................................... 17 8 N/A
Registration fees - Class J ........................................................................ 14 N/A N/A
Registration fees - Institutional .................................................................. 86 21 11
Registration fees - R-6 ........................................................................... 28 26 10
Service fees - R-3 ................................................................................ 10 – N/A
Service fees - R-4 ................................................................................ 7 – N/A
Service fees - R-5 ................................................................................ 15 – N/A
Shareholder reports - Class A .................................................................... 22 8 1
Shareholder reports - Class C .................................................................... 9 2 N/A
Shareholder reports - Class J ..................................................................... 27 N/A N/A
Shareholder reports - Institutional ............................................................... 51 69 2
Shareholder reports - R-6 ........................................................................ 20 61 1
Transfer agent fees - Class A ..................................................................... 278 35 14
Transfer agent fees - Class C ..................................................................... 123 14 N/A
Transfer agent fees - Class J ..................................................................... 42 N/A N/A
Transfer agent fees - Institutional ................................................................ 1,066 945 53
Chief compliance officer expenses ............................................................... 3 1 –
Custodian fees .................................................................................... 3 126 1
Directors' expenses ............................................................................... 62 34 8
Professional fees ................................................................................. 18 84 13
Other expenses ................................................................................... 43 17 5
Total Gross Expenses 28,635 14,602 3,277
Less: Reimbursement from Manager ............................................................ 1,888 805 227
Less: Reimbursement from Manager - Class A .................................................. – 11 9
Less: Reimbursement from Manager - Class C .................................................. – 15 N/A
Less: Reimbursement from Manager - Institutional ............................................. – 446 8
Less: Reimbursement from Manager - R-6 ...................................................... – 65 –
Less: Reimbursement from Distributor - Class J ................................................ 21 N/A N/A
Total Net Expenses 26,726 13,260 3,033
Net Investment Income (Loss) (3,486) 25,784 3,394

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
8
See accompanying notes.
Amounts in thousands Blue Chip Fund
Diversified Real Asset
Fund
(a),(b)
Edge MidCap Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 403,167 62,990 4,434
Foreign currency contracts ....................................................................... – (809) –
Foreign currency transactions .................................................................... – (277) 3
Futures contracts ................................................................................. – 5,761 –
Options and swaptions ........................................................................... – 469 –
Swap agreements ................................................................................. – 28,286 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (36,593) 195,103 123,867
Foreign currency contracts ....................................................................... – 74 –
Futures contracts ................................................................................. – 7,163 –
Options and swaptions ........................................................................... – (1,187) –
Swap agreements ................................................................................. – 15,184 –
Translation of assets and liabilities in foreign currencies ........................................ – (108) (3)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 366,574 312,649 128,301
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 363,088 $ 338,433 $ 131,695
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
9
See accompanying notes.
Amounts in thousands
Global Multi-Strategy
Fund
(a),(b)
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Net Investment Income (Loss)
Income:
Dividends ......................................................................................... $ 2,521 $ 7 $ 15,142
Withholding tax .................................................................................. (143) – (2,061)
Interest ............................................................................................ 10,072 2,945 5
Securities lending - net ...........................................................................
– – 2
Total Income 12,450 2,952 13,088
Expenses:
Management and investment advisory fees ...................................................... 5,813 340 11,515
Distribution f ees - Class A ....................................................................... 34 64 7
Distribution f ees - Class C ....................................................................... 74 N/A N/A
Registration fees - Class A ....................................................................... 8 10 9
Registration fees - Class C ....................................................................... 4 N/A N/A
Registration fees - Institutional .................................................................. 23 10 11
Registration fees - R-6 ........................................................................... 9 N/A 17
Shareholder reports - Class A .................................................................... 3 2 1
Shareholder reports - Class C .................................................................... 2 N/A N/A
Shareholder reports - Institutional ............................................................... 73 1 2
Shareholder reports - R-6 ........................................................................ 1 N/A 2
Transfer agent fees - Class A ..................................................................... 22 21 8
Transfer agent fees - Class C ..................................................................... 14 N/A N/A
Transfer agent fees - Institutional ................................................................ 241 40 17
Chief compliance officer expenses ............................................................... – – 1
Custodian fees .................................................................................... 130 1 200
Directors' expenses ............................................................................... 10 3 16
Dividends and interest on securities sold short .................................................. 1,345 – –
Interest expense and fees ......................................................................... – 32 –
Professional fees ................................................................................. 115 22 24
Short sale fees .................................................................................... 679 – –
Other expenses ................................................................................... 26 1 18
Reverse repurchase agreement interest expense .................................................
159 – –
Total Gross Expenses 8,785 547 11,848
Less: Reimbursement from Manager ............................................................ 146 41 –
Less: Reimbursement from Manager - Class A .................................................. – 4 10
Less: Reimbursement from Manager - Class C .................................................. 12 N/A N/A
Less: Reimbursement from Manager - Institutional ............................................. 311 16 –
Less: Reimbursement from Manager - R-6 ...................................................... 55 N/A –
Total Net Expenses 8,261 486 11,838
Net Investment Income (Loss) 4,189 2,466 1,250
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 72,061 633 102,059
Foreign currency contracts ....................................................................... (4,932) – –
Foreign currency transactions .................................................................... 725 – (4,473)
Futures contracts ................................................................................. (8,122) – –
Options and swaptions ........................................................................... 1,222 – –
Short sales ........................................................................................ (28,023) – –
Swap agreements ................................................................................. (1,766) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 0 and $ 2,205 , respectively) ........................... (13,216) 2,340 237,789
Foreign currency contracts ....................................................................... 1,709 – –
Futures contracts ................................................................................. 2,482 – –
Options and swaptions ........................................................................... 13 – –
Short sales ........................................................................................ 5,162 – –
Swap agreements ................................................................................. 1,871 – –
Translation of assets and liabilities in foreign currencies ........................................ (28) – 250
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 29,158 2,973 335,625
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 33,347 $ 5,439 $ 336,875
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
10
See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................... $ 19,707 $ 27,313
Withholding tax ............................................................................................................ (68) –
Interest ...................................................................................................................... 1 159,075
Securities lending - net .....................................................................................................
1 240
Total Income 19,641 186,628
Expenses:
Management and investment advisory fees ................................................................................ 6,212 26,858
Distribution f ees - Class A ................................................................................................. 137 1,070
Distribution f ees - Class C ................................................................................................. 355 1,762
Distribution f ees - Class J .................................................................................................. N/A 32
Distribution f ees - R-1 ..................................................................................................... N/A 1
Distribution f ees - R-2 ..................................................................................................... N/A 2
Distribution f ees - R-3 ..................................................................................................... N/A 2
Distribution f ees - R-4 ..................................................................................................... N/A 1
Administrative service fees - R-1 .......................................................................................... N/A 1
Administrative service fees - R-2 .......................................................................................... N/A 1
Administrative service fees - R-3 .......................................................................................... N/A 1
Registration fees - Class A ................................................................................................. 12 23
Registration fees - Class C ................................................................................................. 9 12
Registration fees - Class J .................................................................................................. N/A 8
Registration fees - Institutional ............................................................................................ 18 96
Registration fees - R-6 ..................................................................................................... 9 10
Service fees - R-1 .......................................................................................................... N/A 1
Service fees - R-2 .......................................................................................................... N/A 2
Service fees - R-3 .......................................................................................................... N/A 2
Service fees - R-4 .......................................................................................................... N/A 1
Service fees - R-5 .......................................................................................................... N/A 4
Shareholder reports - Class A .............................................................................................. 8 22
Shareholder reports - Class C .............................................................................................. 6 14
Shareholder reports - Class J ............................................................................................... N/A 18
Shareholder reports - Institutional ......................................................................................... 72 110
Shareholder reports - R-6 .................................................................................................. 1 9
Transfer agent fees - Class A ............................................................................................... 70 335
Transfer agent fees - Class C ............................................................................................... 52 177
Transfer agent fees - Class J ............................................................................................... N/A 25
Transfer agent fees - Institutional .......................................................................................... 921 2,160
Chief compliance officer expenses ......................................................................................... 1 3
Custodian fees .............................................................................................................. 5 26
Directors' expenses ......................................................................................................... 18 66
Professional fees ........................................................................................................... 16 26
Other expenses ............................................................................................................. 9 30
Total Gross Expenses 7,931 32,911
Less: Reimbursement from Manager - Class A ............................................................................ 36 –
Less: Reimbursement from Manager - Class C ............................................................................ 32 –
Less: Reimbursement from Manager - Institutional ....................................................................... 445 –
Less: Reimbursement from Manager - R-6 ................................................................................ 9 –
Less: Reimbursement from Distributor - Class J .......................................................................... N/A 6
Total Net Expenses 7,409 32,905
Net Investment Income (Loss) 12,232 153,723
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions .................................................................................................... 74,187 16,803
Foreign currency transactions .............................................................................................. 64 –
Futures contracts ........................................................................................................... – 2,730
Options and swaptions ..................................................................................................... – 3,795
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................. 327,210 95,280
Futures contracts ........................................................................................................... – 1,668
Options and swaptions ..................................................................................................... – (515)
Translation of assets and liabilities in foreign currencies .................................................................. (3) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions 401,458 119,761
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 413,690 $ 273,484

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
11
See accompanying notes.
Amounts in thousands Blue Chip Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (3,486) $ 1,204
Net realized gain (loss) on investments ............................................................................................. 403,167 316,866
Net change in unrealized appreciation/depreciation of investments ................................................................
(36,593) 1,825,862
Net Increase (Decrease) in Net Assets Resulting from Operations 363,088 2,143,932
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (273,239) (218,915)
Total Dividends and Distributions (273,239) (218,915)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
893,323 1,577,913
Total Increase (Decrease) in Net Assets 983,172 3,502,930
Net Assets
Beginning of period .................................................................................................................
7,837,554 4,334,624
End of period .......................................................................................................................
$ 8,820,726 $ 7,837,554
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ....................................... $ 134,353 $ 45,249 $ 39,960 $ 687,362 $ 1,554 $ 1,022 $ 1,635 $ 1,042,982
Reinvested .................................. 22,003 11,315 5,294 87,710 275 181 425 138,915
Redeemed ...................................
(102,441) (37,140) (36,296) (776,806) (2,404) (1,223) (1,077) (369,525)
Net Increase (Decrease) .........................
$ 53,915 $ 19,424 $ 8,958 $ (1,734) $ (575) $ (20) $ 983 $ 812,372
Shares:
Sold ....................................... 4,005 1,432 1,175 20,143 47 30 47 30,352
Reinvested .................................. 666 363 158 2,603 8 5 13 4,113
Redeemed ...................................
(3,057) (1,180) (1,076) (22,578) (72) (36) (32) (10,761)
Net Increase (Decrease) .........................
1,614 615 257 168 (17) (1) 28 23,704
Year Ended August 31, 2020
Dollars:
Sold ....................................... $ 330,206 $ 123,814 $ 80,027 $ 1,979,502 $ 3,089 $ 1,473 $ 6,893 $ 765,698
Reinvested .................................. 15,360 8,054 3,750 42,915 259 187 298 144,416
Redeemed ...................................
(153,829) (40,458) (45,104) (755,174) (2,485) (1,782) (4,409) (924,787)
Net Increase (Decrease) .........................
$ 191,737 $ 91,410 $ 38,673 $ 1,267,243 $ 863 $ (122) $ 2,782 $ (14,673)
Shares:
Sold ....................................... 12,395 4,890 2,934 74,141 115 56 254 27,502
Reinvested .................................. 601 332 145 1,644 10 7 12 5,521
Redeemed ...................................
(5,751) (1,583) (1,704) (27,142) (97) (66) (161) (32,947)
Net Increase (Decrease) .........................
7,245 3,639 1,375 48,643 28 (2) 105 76
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on
investments .................................. $ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)
Total Dividends and Distributions
$ (22,518) $ (11,763) $ (5,295) $ (91,882) $ (275) $ (181) $ (425) $ (140,900)
Year Ended August 31, 2020
From net investment income and net realized gain on
investments .................................. $ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Total Dividends and Distributions
$ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
12
See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 25,784 $ 69,874
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... 96,420 (118,031)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
216,229 51,404
Net Increase (Decrease) in Net Assets Resulting from Operations 338,433 3,247
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (17,546) (96,919)
Total Dividends and Distributions (17,546) (96,919)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(47,985) (518,671)
Total Increase (Decrease) in Net Assets 272,902 (612,343)
Net Assets
Beginning of period .................................................................................................................
3,177,928 3,790,271
End of period .......................................................................................................................
$ 3,450,830 $ 3,177,928
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2021
(b)
Dollars:
Sold ................................................ $ 21,060 $ 126 $ 259,122 $ 46 $ – $ 41 $ 67,980
Reinvested ........................................... 83 – 10,673 – – – 6,294
Redeemed ............................................
(6,015) (12,365) (152,409) – – (16) (242,605)
Net Increase (Decrease) ..................................
$ 15,128 $ (12,239) $ 117,386 $ 46 $ – $ 25 $ (168,331)
Shares:
Sold ................................................ 1,718 11 21,820 4 – 3 5,850
Reinvested ........................................... 7 – 892 – – – 526
Redeemed ............................................
(509) (1,021) (13,117) – – (1) (21,131)
Net Increase (Decrease) ..................................
1,216 (1,010) 9,595 4 – 2 (14,755)
Year Ended August 31, 2020
Dollars:
Sold ................................................ $ 9,246 $ 478 $ 581,088 $ 37 $ – $ 25 $ 293,360
Reinvested ........................................... 940 143 59,146 3 – 2 34,843
Redeemed ............................................
(20,412) (5,378) (995,309) (11) – (66) (476,806)
Net Increase (Decrease) ..................................
$ (10,226) $ (4,757) $ (355,075) $ 29 $ – $ (39) $ (148,603)
Shares:
Sold ................................................ 856 44 52,290 4 – 2 26,766
Reinvested ........................................... 81 12 5,077 – – – 2,991
Redeemed ............................................
(1,918) (504) (93,511) (1) – (6) (43,586)
Net Increase (Decrease) ..................................
(981) (448) (36,144) 3 – (4) (13,829)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
(b)
From net investment income and net realized gain on investments .... $ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
Total Dividends and Distributions
$ (88) $ – $ (11,011) $ – $ – $ – $ (6,447)
Year Ended August 31, 2020
From net investment income and net realized gain on investments .... $ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Total Dividends and Distributions
$ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
13
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 3,394 $ 6,243
Net realized gain (loss) on investments and foreign currencies .................................................................... 4,437 46,455
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
123,864 6,587
Net Increase (Decrease) in Net Assets Resulting from Operations 131,695 59,285
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (47,266) (29,654)
Total Dividends and Distributions (47,266) (29,654)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
27,239 129,393
Total Increase (Decrease) in Net Assets 111,668 159,024
Net Assets
Beginning of period .................................................................................................................
852,960 693,936
End of period .......................................................................................................................
$ 964,628 $ 852,960
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ....................................................................................... $ 5,366 $ 17,057 $ 10,206
Reinvested .................................................................................. 711 4,807 40,574
Redeemed ...................................................................................
(3,567) (9,165) (38,750)
Net Increase (Decrease) .........................................................................
$ 2,510 $ 12,699 $ 12,030
Shares:
Sold ....................................................................................... 338 1,076 644
Reinvested .................................................................................. 44 295 2,479
Redeemed ...................................................................................
(223) (568) (2,473)
Net Increase (Decrease) .........................................................................
159 803 650
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 9,975 $ 66,971 $ 133,178
Reinvested .................................................................................. 364 1,564 27,287
Redeemed ...................................................................................
(3,584) (29,934) (76,428)
Net Increase (Decrease) .........................................................................
$ 6,755 $ 38,601 $ 84,037
Shares:
Sold ....................................................................................... 699 5,413 9,273
Reinvested .................................................................................. 24 101 1,759
Redeemed ...................................................................................
(261) (2,354) (5,303)
Net Increase (Decrease) .........................................................................
462 3,160 5,729
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ........................................... $ (715) $ (4,877) $ (41,674)
Total Dividends and Distributions
$ (715) $ (4,877) $ (41,674)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (364) $ (1,569) $ (27,721)
Total Dividends and Distributions
$ (364) $ (1,569) $ (27,721)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
14
See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,189 $ 19,216
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ... 31,165 (21,381)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , short sales , swap agreements and translation of assets & liabilities in foreign currencies .........................................
(2,007) 20,941
Net Increase (Decrease) in Net Assets Resulting from Operations 33,347 18,776
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (12,889) –
Total Dividends and Distributions (12,889) –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(281,191) (556,309)
Total Increase (Decrease) in Net Assets (260,733) (537,533)
Net Assets
Beginning of period .................................................................................................................
801,423 1,338,956
End of period .......................................................................................................................
$ 540,690 $ 801,423
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2021
(b)
Dollars:
Sold ............................................................................. $ 16,832 $ 162 $ 43,014 $ 9,633
Reinvested ........................................................................ 267 50 8,856 289
Redeemed .........................................................................
(2,957) (17,483) (325,058) (14,796)
Net Increase (Decrease) ...............................................................
$ 14,142 $ (17,271) $ (273,188) $ (4,874)
Shares:
Sold ............................................................................. 1,485 15 3,812 855
Reinvested ........................................................................ 24 5 782 25
Redeemed .........................................................................
(267) (1,596) (28,646) (1,312)
Net Increase (Decrease) ...............................................................
1,242 (1,576) (24,052) (432)
Year Ended August 31, 2020
Dollars:
Sold ............................................................................. $ 6,523 $ 828 $ 341,435 $ 32,821
Redeemed .........................................................................
(21,346) (11,049) (218,027) (687,494)
Net Increase (Decrease) ...............................................................
$ (14,823) $ (10,221) $ 123,408 $ (654,673)
Shares:
Sold ............................................................................. 615 81 31,837 3,070
Redeemed .........................................................................
(2,005) (1,084) (20,773) (64,199)
Net Increase (Decrease) ...............................................................
(1,390) (1,003) 11,064 (61,129)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
(b)
From net investment income and net realized gain on investments ................................. $ (334) $ (52) $ (9,671) $ (2,832)
Total Dividends and Distributions
$ (334) $ (52) $ (9,671) $ (2,832)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ................................. $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ –
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class C shares discontinued operations and converted to Class A shares on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
15
See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 2,466 $ 4,804
Net realized gain (loss) on investments ............................................................................................. 633 (1,272)
Net change in unrealized appreciation/depreciation of investments ................................................................
2,340 (3,908)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,439 (376)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (2,439) (4,773)
Total Dividends and Distributions (2,439) (4,773)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
6,094 2,185
Total Increase (Decrease) in Net Assets 9,094 (2,964)
Net Assets
Beginning of period .................................................................................................................
132,924 135,888
End of period .......................................................................................................................
$ 142,018 $ 132,924
Class A Institutional
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ................................................................................................. $ 5,635 $ 12,934
Reinvested ............................................................................................ 847 1,557
Redeemed .............................................................................................
(6,501) (8,378)
Net Increase (Decrease) ...................................................................................
$ (19) $ 6,113
Shares:
Sold ................................................................................................. 507 1,152
Reinvested ............................................................................................ 76 140
Redeemed .............................................................................................
(585) (750)
Net Increase (Decrease) ...................................................................................
(2) 542
Year Ended August 31, 2020
Dollars:
Sold ................................................................................................. $ 18,916 $ 26,901
Reinvested ............................................................................................ 1,699 3,025
Redeemed .............................................................................................
(21,795) (26,561)
Net Increase (Decrease) ...................................................................................
$ (1,180) $ 3,365
Shares:
Sold ................................................................................................. 1,732 2,476
Reinvested ............................................................................................ 156 278
Redeemed .............................................................................................
(2,060) (2,528)
Net Increase (Decrease) ...................................................................................
(172) 226
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ..................................................... $ (869) $ (1,570)
Total Dividends and Distributions
$ (869) $ (1,570)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ..................................................... $ (1,736) $ (3,037)
Total Dividends and Distributions
$ (1,736) $ (3,037)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
16
See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 1,250 $ 18,784
Net realized gain (loss) on investments and foreign currencies .................................................................... 97,586 40,345
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
238,039 183,179
Net Increase (Decrease) in Net Assets Resulting from Operations 336,875 242,308
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (17,592) (21,257)
Total Dividends and Distributions (17,592) (21,257)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,284,050 540,595
Total Increase (Decrease) in Net Assets 1,603,333 761,646
Net Assets
Beginning of period .................................................................................................................
1,857,870 1,096,224
End of period .......................................................................................................................
$ 3,461,203 $ 1,857,870
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ....................................................................................... $ 4,746 $ 88,938 $ 1,586,638
Reinvested .................................................................................. 17 601 16,940
Redeemed ...................................................................................
(1,028) (7,568) (405,234)
Net Increase (Decrease) .........................................................................
$ 3,735 $ 81,971 $ 1,198,344
Shares:
Sold ....................................................................................... 332 6,737 111,851
Reinvested .................................................................................. 1 45 1,275
Redeemed ...................................................................................
(77) (564) (31,764)
Net Increase (Decrease) .........................................................................
256 6,218 81,362
Year Ended August 31, 2020
Dollars:
Sold ....................................................................................... $ 5,736 $ 14,587 $ 661,748
Reinvested .................................................................................. 34 268 20,953
Redeemed ...................................................................................
(4,644) (3,310) (154,777)
Net Increase (Decrease) .........................................................................
$ 1,126 $ 11,545 $ 527,924
Shares:
Sold ....................................................................................... 523 1,335 58,724
Reinvested .................................................................................. 3 23 1,813
Redeemed ...................................................................................
(433) (301) (13,852)
Net Increase (Decrease) .........................................................................
93 1,057 46,685
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ........................................... $ (17) $ (603) $ (16,972)
Total Dividends and Distributions
$ (17) $ (603) $ (16,972)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ........................................... $ (35) $ (269) $ (20,953)
Total Dividends and Distributions
$ (35) $ (269) $ (20,953)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
17
See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 12,232 $ 26,964
Net realized gain (loss) on investments and foreign currencies .................................................................... 74,251 (234,454)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
327,207 (65,838)
Net Increase (Decrease) in Net Assets Resulting from Operations 413,690 (273,328)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (13,647) (54,509)
Total Dividends and Distributions (13,647) (54,509)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(275,789) (246,413)
Total Increase (Decrease) in Net Assets 124,254 (574,250)
Net Assets
Beginning of period .................................................................................................................
1,592,282 2,166,532
End of period .......................................................................................................................
$ 1,716,536 $ 1,592,282
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ............................................................................. $ 16,623 $ 1,766 $ 211,565 $ 1,638
Reinvested ........................................................................ 728 227 12,109 89
Redeemed .........................................................................
(24,251) (15,717) (478,776) (1,790)
Net Increase (Decrease) ...............................................................
$ (6,900) $ (13,724) $ (255,102) $ (63)
Shares:
Sold ............................................................................. 1,220 133 16,390 122
Reinvested ........................................................................ 57 18 953 7
Redeemed .........................................................................
(1,834) (1,223) (36,468) (131)
Net Increase (Decrease) ...............................................................
(557) (1,072) (19,125) (2)
Year Ended August 31, 2020
Dollars:
Sold ............................................................................. $ 24,533 $ 5,431 $ 408,894 $ 4,595
Reinvested ........................................................................ 3,179 1,809 46,420 243
Redeemed .........................................................................
(49,634) (36,833) (651,935) (3,115)
Net Increase (Decrease) ...............................................................
$ (21,922) $ (29,593) $ (196,621) $ 1,723
Shares:
Sold ............................................................................. 1,879 414 32,943 364
Reinvested ........................................................................ 236 131 3,472 18
Redeemed .........................................................................
(3,991) (3,012) (53,606) (232)
Net Increase (Decrease) ...............................................................
(1,876) (2,467) (17,191) 150
Dividends and Distributions to Shareholders:
Period Ended February 28, 2021
From net investment income and net realized gain on investments ................................. $ (801) $ (233) $ (12,524) $ (89)
Total Dividends and Distributions
$ (801) $ (233) $ (12,524) $ (89)
Year Ended August 31, 2020
From net investment income and net realized gain on investments ................................. $ (3,378) $ (1,955) $ (48,933) $ (243)
Total Dividends and Distributions
$ (3,378) $ (1,955) $ (48,933) $ (243)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
18
See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 153,723 $ 274,568
Net realized gain (loss) on investments , futures and options and swaptions ....................................................... 23,328 (58,865)
Net change in unrealized appreciation/depreciation of investments , futures and options and swaptions ..........................
96,433 119,640
Net Increase (Decrease) in Net Assets Resulting from Operations 273,484 335,343
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (176,011) (294,361)
From tax return of capital ...........................................................................................................
– (404)
Total Dividends and Distributions (176,011) (294,765)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
437,677 1,725,510
Total Increase (Decrease) in Net Assets 535,150 1,766,088
Net Assets
Beginning of period .................................................................................................................
7,525,330 5,759,242
End of period .......................................................................................................................
$ 8,060,480 $ 7,525,330
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ................... $ 120,440 $ 25,056 $ 2,621 $ 1,024,605 $ 40 $ 153 $ 202 $ 68 $ 691 $ 211,919
Reinvested .............. 14,466 5,501 910 86,836 12 13 30 23 81 21,087
Redeemed ...............
(119,414) (62,896) (4,336) (790,030) (20) (191) (147) (99) (402) (99,542)
Net Increase (Decrease) .....
$ 15,492 $ (32,339) $ (805) $ 321,411 $ 32 $ (25) $ 85 $ (8) $ 370 $ 133,464
Shares:
Sold ................... 11,545 2,401 258 98,928 4 15 19 7 67 20,398
Reinvested .............. 1,388 528 90 8,397 1 1 3 2 8 2,040
Redeemed ...............
(11,431) (6,022) (428) (76,281) (2) (19) (14) (10) (39) (9,601)
Net Increase (Decrease) .....
1,502 (3,093) (80) 31,044 3 (3) 8 (1) 36 12,837
Year Ended August 31, 2020
Dollars:
Sold ................... $ 347,464 $ 66,453 $ 8,581 $ 2,770,700 $ 300 $ 603 $ 426 $ 166 $ 1,576 $ 759,895
Reinvested .............. 29,399 12,743 1,992 145,879 21 40 82 47 154 27,727
Redeemed ...............
(268,600) (180,666) (13,241) (1,796,262) (742) (558) (1,203) (574) (1,350) (185,542)
Net Increase (Decrease) .....
$ 108,263 $ (101,470) $ (2,668) $ 1,120,317 $ (421) $ 85 $ (695) $ (361) $ 380 $ 602,080
Shares:
Sold ................... 34,368 6,543 864 280,348 29 60 42 17 158 75,629
Reinvested .............. 2,905 1,260 203 14,521 2 4 8 5 16 2,761
Redeemed ...............
(26,508) (17,952) (1,378) (182,431) (72) (59) (126) (58) (142) (19,155)
Net Increase (Decrease) .....
10,765 (10,149) (311) 112,438 (41) 5 (76) (36) 32 59,235
Dividends and Distributions to
Shareholders:
Period Ended February 28, 2021
From net investment income and
net realized gain on investments $ (18,429) $ (6,143) $ (927) $ (113,504) $ (12) $ (30) $ (30) $ (23) $ (81) $ (36,832)
Total Dividends and
Distributions
$ (18,429) $ (6,143) $ (927) $ (113,504) $ (12) $ (30) $ (30) $ (23) $ (81) $ (36,832)
Year Ended August 31, 2020
From net investment income and
net realized gain on investments $ (34,841) $ (15,830) $ (2,015) $ (191,108) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,194)
From tax return of capital .... (47) (20) (3) (265) – – – – – (69)
Total Dividends and
Distributions
$ (34,888) $ (15,850) $ (2,018) $ (191,373) $ (21) $ (69) $ (82) $ (47) $ (154) $ (50,263)

Statement of Cash Flows
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
19
See accompanying notes.
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 33,347
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ............................................................................... (1,350,944)
Proceeds from sale of investment securities ........................................................................ 1,950,684
Net sales or (purchases) of short term securities ..................................................................... 442,669
Proceeds from ( p ayments on) p urchased o ptions, net .................................................................. (2,202)
Proceeds from ( p ayments on) short sales transactions, net .............................................................. (283,783)
Net accretion of bond discounts and amortization of premiums .......................................................... (274,265)
Proceeds from (payments on) OTC swaps, net ...................................................................... 1,035
Proceeds from ( p ayments on) option and swaption contracts written , net .................................................... 1,311
Change in unrealized ap preciation on investments .................................................................... 13,216
Change in unrealized ap preciation on OTC swaps .................................................................... (1,871)
Change in unrealized depreciation on options and swaptions ............................................................ (13)
Change in unrealized appreciation on shorts ........................................................................ (5,162)
Net realized gain (loss) from investments .......................................................................... (72,061)
Net realized gain (loss) from OTC swaps .......................................................................... 1,766
Net realized gain (loss) from options and swaptions .................................................................. (1,222)
Net realized gain (loss) from shorts .............................................................................. 28,023
(Increase) decrease in dividends and interest receivable ............................................................... 2,653
(Increase) decrease in fund shares sold ........................................................................... (40)
(Increase) decrease in deposits with counterparty .................................................................... 66,197
(Increase) decrease in investment securities sold .................................................................... (32,829)
(Increase) decrease in variation margin on futures, net ................................................................ (406)
(Increase) decrease in variation margin on swaps, net ................................................................. 64
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... (405)
Increase (decrease) in dividends and interest on securities sold short ...................................................... (313)
Increase (decrease) in fund shares redeemed ........................................................................ 1,766
Increase (decrease) in deposits from counterparty .................................................................... (220)
Increase (decrease) in investment securities purchased ................................................................ 40,010
Increase (decrease) in foreign currency contracts, net ................................................................. (1,709)
Increase (decrease) in unrealized loss on unfunded loan commitments ..................................................... 28
Net cash provided by operating activities 555,324
Cash Flows from Financing Activities:
Net payments from reverse repurchase agreements ................................................................... (262,009)
Proceeds from shares sold ..................................................................................... 69,641
Dividends and distributions paid to shareholders ..................................................................... (3,427)
Payment on shares redeemed ................................................................................... (360,294)
Net cash used in financing activities (556,089)
Net increase (decrease) in cash and foreign currency .................................................................. (765)
Cash and Foreign Currency:
Beginning of period ......................................................................................... $ 3,532
End of period ..............................................................................................
$ 2,767
Supplemental disclosure of cash flow information:
Reverse repurchase agreement interest paid ........................................................................ $ 159
R einvestment of dividends and distributions paid to shareholders ......................................................... $ 9,462

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
20
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Diversified
Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-
MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund (known as the "Funds") are presented herein.
The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information
presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional,
R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective February 23, 2021, Class C shares discontinued and converted into Class A shares for Diversified Real Asset Fund and Global
Multi-Asset Strategy Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other publicly traded investment funds. The shares of the other series of Principal Funds, Inc. are referred to as the “Affiliated Underlying Funds” and collectively, with other publicly traded investment funds, are referred to as the “Underlying Funds”. Investments in the Underlying Funds are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
21
expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February
28, 2021:
for
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing
Diversified Real Asset Fund
Euro 7 .4%
Canadian Dollar 5 .2
Origin Emerging Markets Fund
Hong Kong Dollar 27 .2%
New Taiwan Dollar 16 .9
South Korean Won 10 .8
Indian Rupee 6 .7
South African Rand 5 .4
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
22
treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities
(“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2021, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any accrued foreign tax liability is shown on the statement of assets and liabilities. At February 28, 2021, Origin
Emerging Markets Fund had an accrued tax liability of $2,205,000 relating to foreign securities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2021, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the
Net Assets
Percent of
Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 511,869 14.83%
GMS Cayman Corporation 9,368 1.73
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
23
effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the LIBOR rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of February 28, 2021, Blue Chip Fund and Spectrum Preferred and Capital Securities Income Fund had outstanding borrowings of $52,935,000 and $14,490,000, respectively. As of February 28, 2021, there were no outstanding loans on the Facility.
During the period ended February 28, 2021, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended February 28, 2021, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds, with the exception of Diversified Real Asset Fund, participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively.
Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .20% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The Funds did not borrow against the line of credit during the period ended February 28, 2021.
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 394 0.58%
Diversified Real Asset Fund 156 0.60
Edge MidCap Fund 723 0.62
Global Multi-Strategy Fund 169 0.60
Origin Emerging Markets Fund 1,618 0.59
Small- MidCap Dividend Income Fund 290 0.60
Spectrum Preferred and Capital Securities Income Fund 779 0.67
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 6,786 0.61%
Diversified Real Asset Fund 769 0.59
Opportunistic Municipal Fund 8 0.61
Origin Emerging Markets Fund 2,769 0.70
Spectrum Preferred and Capital Securities Income Fund 240 0.70
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
24
tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of February 28, 2021, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
ANZ Stockbroking
Foreign Currency Contracts $ — $ (188) $ (188)
$ — $ (188) $ (188) $ — $ (188)
Bank of America NA
Foreign Currency Contracts 136 (132) 4
Total Return Swaps — (1) (1)
$ 136 $ (133) $ 3 $ — $ 3
Barclays Bank PLC
Foreign Currency Contracts — (10) (10)
Purchased Capped Options 209 — 209
Purchased Interest Rate Swaptions 1,245 — 1,245
Written Capped Options — (122) (122)
Written Interest Rate Swaptions — (1,778) (1,778)
$ 1,454 $ (1,910) $ (456) $ — $ (456)
BNP Paribas
Foreign Currency Contracts — (1) (1)
$ — $ (1) $ (1) $ — $ (1)
Citigroup Inc
Foreign Currency Contracts 16 (4) 12
Purchased Options 22 — 22
$ 38 $ (4) $ 34 $ (20) $ 14
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
25
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund (continued)
Deutsche Bank AG
Foreign Currency Contracts $ — $ — $ —
Purchased Interest Rate Swaptions 433 — 433
Written Interest Rate Swaptions — (1,575) (1,575)
$ 433 $ (1,575) $ (1,142) $ — $ (1,142)
Goldman Sachs & Co
Foreign Currency Contracts 138 (51) 87
$ 138 $ (51) $ 87 $ — $ 87
HSBC Securities Inc
Foreign Currency Contracts 61 (13) 48
$ 61 $ (13) $ 48 $ — $ 48
JPMorgan Chase
Foreign Currency Contracts 61 (33) 28
Purchased Interest Rate Swaptions 281 — 281
Written Interest Rate Swaptions — (102) (102)
$ 342 $ (135) $ 207 $ (170) $ 37
M3 Capital Partners
Total Return Swaps 7,280 — 7,280
$ 7,280 $ — $ 7,280 $ — $ 7,280
Merrill Lynch
Total Return Swaps 5,643 — 5,643
$ 5,643 $ — $ 5,643 $ — $ 5,643
Morgan Stanley & Co
Foreign Currency Contracts 3 (13) (10)
Purchased Interest Rate Swaptions 408 — 408
Written Interest Rate Swaptions — (378) (378)
$ 411 $ (391) $ 20 $ (20) $ —
Royal Bank of Scotland
Foreign Currency Contracts 3 (3) —
$ 3 $ (3) $ — $ — $ —
Societe Generale
Total Return Swaps 3,546 (1) 3,545
$ 3,546 $ (1) $ 3,545 $ — $ 3,545
UBS AG
Foreign Currency Contracts 278 (270) 8
$ 278 $ (270) $ 8 $ — $ 8
Westpac Banking Corporation
Foreign Currency Contracts — (2) (2)
$ — $ (2) $ (2) $ — $ (2)
Total OTC $ 19,763 $ (4,677) $ 15,086 $ (210) $ 14,876
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 6,014 (5,136) 878
Purchased Interest Rate Swaptions 54 — 54
$ 6,068 $ (5,136) $ 932 $ — $ 932
Bank of New York Mellon
Foreign Currency Contracts 43 (197) (154)
$ 43 $ (197) $ (154) $ — $ (154)
Barclays Bank PLC
Credit Default Swaps 174 — 174
Foreign Currency Contracts 5 (1) 4
Purchased Options 26 — 26
Written Options — (35) (35)
$ 205 $ (36) $ 169 $ — $ 169
BMO Capital Markets
Foreign Currency Contracts 26 — 26
$ 26 $ — $ 26 $ — $ 26
BNP Paribas
Foreign Currency Contracts 52 — 52
Purchased Options 43 — 43
$ 95 $ — $ 95 $ — $ 95
Citigroup Inc
Credit Default Swaps 85 — 85
Foreign Currency Contracts — — —
Purchased Options 35 — 35
$ 120 $ — $ 120 $ — $ 120
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
26
Financial Instrument: Repurchase Agreements and Reverse Repurchase Agreements
Global Multi-Strategy Fund
* The fund has pledged cash and securities to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund (continued)
Deutsche Bank AG
Purchased Options $ 36 $ — $ 36
Written Options — (11) (11)
$ 36 $ (11) $ 25 $ — $ 25
Goldman Sachs & Co
Credit Default Swaps 11 (9) 2
Purchased Options 96 — 96
Written Options — (83) (83)
$ 107 $ (92) $ 15 $ — $ 15
HSBC Securities Inc
Foreign Currency Contracts 182 (177) 5
Total Return Swaps 58 (2) 56
$ 240 $ (179) $ 61 $ — $ 61
Jefferies & Company
Purchased Options 108 — 108
$ 108 $ — $ 108 $ — $ 108
JPMorgan Chase
Foreign Currency Contracts 327 (446) (119)
Purchased Options 80 — 80
Total Return Swaps 46 — 46
Written Options — (46) (46)
$ 453 $ (492) $ (39) $ 39 $ —
Merrill Lynch
Foreign Currency Contracts 2 — 2
$ 2 $ — $ 2 $ — $ 2
Morgan Stanley & Co
Equity Basket Swaps 177 (442) (265)
Foreign Currency Contracts 30 (183) (153)
Interest Rate Swaps 23 — 23
Purchased Options 183 — 183
Written Options — (77) (77)
$ 413 $ (702) $ (289) $ 289 $ —
Nomura Securities
Purchased Options 29 — 29
Written Options — (2) (2)
$ 29 $ (2) $ 27 $ — $ 27
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 17 — 17
Purchased Options 37 — 37
Written Options — (17) (17)
$ 54 $ (17) $ 37 $ — $ 3 7
Toronto Dominion Bank
Foreign Currency Contracts — (3) (3)
$ — $ (3) $ (3) $ — $ (3)
UBS AG
Purchased Options 46 — 46
$ 46 $ — $ 46 $ — $ 46
Total OTC $ 8,045 $ (6,867) $ 1,178 $ $ 1,506
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
Counterparty
Repurchase Agreement
Proceeds to be Received
Payable for Reverse
Repurchase Agreements Net Receivable/(Payable)
Collateral
(Received)/Pledged Net Exposure
Merrill Lynch $ 96,248 $ (150,668) $ (54,420) $ 51,200* $ (3,220)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
27
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the period ended February 28, 2021, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of February 28, 2021, deposits with counterparty were as follows (amounts in thousands):
,
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of February 28, 2021, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floater) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the "floating rate notes issued" as of February
28, 2021 was  $7,691,000. The average outstanding balance for the liability during the  period ended February 28, 2021 was $6,261,000 at a weighted average annual interest rate of 1.02%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
Repurchase
Agreements
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ — $ 2,960 $ — $ — $ 2,960
Global Multi-Strategy Fund 2,089 12,875 12,860 45,455 73,279
Spectrum Preferred and Capital Securities
Income Fund — 8,029 — — 8,029
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 230
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
28
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The
Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S. Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the period, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital
Securities Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
29
the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. The average amount of borrowings outstanding during the year ended February 28, 2021 was $91,117,000 at a weighted average interest rate of 0.380%.
The breakdown of obligations owned, security type sold and remaining maturity for the reverse repurchase agreements are included in the schedules of investments.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
Security lending income, net of related fees, is shown on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
30
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are categorized as Level 2 within the disclosure hierarchy. As of February 28, 2021, the commitments were as follows
(amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security.
The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities.
The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the preliminary last traded price from the trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Unfunded Loan
Commitment
Unrealized Gain/
(Loss)
Diversified Real Asset Fund $13,836 $993
Global Multi-Strategy Fund 663 (33)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
31
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
32
provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2021 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally, involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and each of the Affiliated Underlying Funds.  The Manager is committed to minimizing the potential impact of underlying fund risk on Affiliated Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Affiliated Underlying Funds can be found at www.principalfunds.com.
As of February 28, 2021, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Affiliated Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such
Percentage of Outstanding
Shares Owned
Blue Chip Fund 38.00%
Diversified Real Asset Fund
11.22
Edge MidCap Fund 83.93
International Small Company Fund 82.16
Origin Emerging Markets Fund 43.75
Spectrum Preferred and Capital Securities Income Fund 9.44
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
33
as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives February 28, 2021 Liability Derivatives February 28, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 48,218
*
Payables, Total distributable earnings (accumulated loss)
$ 10,999
*
Foreign exchange contracts Receivables
$ 718
Payables
$ 720
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 10,195
*
Payables, Total distributable earnings (accumulated loss)
$ 8,661
*
Total
$ 59,131 $ 20,380
Global Multi-Strategy Fund
Commodity contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,719
*
Payables, Total distributable earnings (accumulated loss)
$ 238
*
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 389
*
Payables, Total distributable earnings (accumulated loss)
$ 492
*
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 865
*
Payables, Total distributable earnings (accumulated loss)
$ 3,181
*
Foreign exchange contracts Receivables
$ 7,417
Payables
$ 6,421
*
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,470
*
Payables, Total distributable earnings (accumulated loss)
$ 3,968
*
Total
$ 13,860 $ 14,300
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,514
*
Payables, Total distributable earnings (accumulated loss)
$ 160
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 32,464 $ 20,369
Foreign exchange contracts Net realized gain (loss) from Investment transactions and Foreign currency contracts/Net
change in unrealized appreciation/(depreciation)
of Investments and Foreign currency contracts
$ (804) $ 82
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ 2,029 $ 517
Total $ 33,689 $ 20,968
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
34
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended February 28, 2021 (amount in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Global Multi-Strategy Fund
Commodity contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Investments and
Futures contracts
$ 1,094 $ 2,038
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (430) $ (879)
Equity contracts Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (7,881) $ (515)
Foreign exchange contracts Net realized gain (loss) from Investment transactions, Foreign currency contracts, Futures
contracts, and Options and swaptions /Net change
in unrealized appreciation/(depreciation) of
Investments, Foreign currency contracts, Futures
contracts, and Options and swaptions .
$ (4,132) $ 1,366
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions , and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions , and Swap agreements
$ (4,183) $ 3,592
Total $ (15,532) $ 5,602
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ 3,066 $ 1,863
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$ 372,469
Futures - Short
266,396
Total Return Swaps - Receive Positive Return
247,859
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
47,319
Foreign Currency Contracts - Contracts to Deliver
79,889
Purchased Options
2,455
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
266,255
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
328,051
Futures - Long
71,884
Futures - Short
53,280
Purchased Capped Options
43,685
Purchased Interest Rate Swaptions
104,936
Purchased Options
575
Written Capped Options
45,205
Written Interest Rate Swaptions
428,847
Written Options
418
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
24,415
Futures - Short
16,235
Purchased Options
2
Credit Contracts
Credit Default Swaps – Buy Protection
11,762
Credit Default Swaps – Sell Protection
4,402
Exchange Cleared Credit Default Swaps – Buy Protection
21,419
Exchange Cleared Credit Default Swaps – Sell Protection
6,186
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
35
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds,
OTC derivatives, senior floating rate interests, reverse repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
Contract Type Derivative Type Average Notional
Global Multi-Strategy Fund (continued)
Equity Contracts
Futures - Long
$ 22,699
Futures - Short
49,585
Purchased Options
43
Total Return Equity Basket Swaps
61,705
Total Return Swaps - Pay Positive Return
218
Written Options
34
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
305,103
Foreign Currency Contracts - Contracts to Deliver
317,639
Futures - Long
98
Futures - Short
1,220
Purchased Options
54,842
Written Options
27,416
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
147,545,790
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
70,581,233
Futures - Long
377,962
Futures - Short
187,943
Interest Rate Swaps - Pay Floating Rate
11,565
Interest Rate Swaps - Receive Floating Rate
31,594
Purchased Interest Rate Swaptions
42,078
Purchased Options
1,983
Total Return Swaps - Receive Positive Return
4,952
Written Interest Rate Swaptions
12,377
Written Options
1,621
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts Futures - Long 53,513
Futures - Short
125,199
Purchased Options
1,125
Written Options
483
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
36
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Valuation models rely on one or more significant unobservable inputs. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,814,407 $ — $ — $ 8,814,407
Investment Companies 2 — — 2
Total investments in securities $ 8,814,409 $ — $ — $ 8,814,409
Diversified Real Asset Fund
Bonds* — 428,945 — 428,945
Commodity Indexed Structured Notes* — 30,953 — 30,953
Common Stocks
Basic Materials 210,959 142,443 — 353,402
Communications 3,825 2,530 — 6,355
Consumer, Cyclical 12,387 8,614 17 21,018
Consumer, Non-cyclical 55,926 69,236 42 125,204
Diversified 2,612 — — 2,612
Energy 339,114 73,144 4 412,262
Financial 182,347 113,855 — 296,202
Industrial 73,042 145,387 — 218,429
Technology 188 — 2,429 2,617
Utilities 189,324 178,011 — 367,335
Investment Companies 129,315 — — 129,315
Preferred Stocks
Industrial 125 147 4 276
Utilities 3,167 — — 3,167
Senior Floating Rate Interests* — 260,766 — 260,766
U.S. Government & Government Agency Obligations* — 791,491 — 791,491
Purchased Options 177 22 — 199
Purchased Interest Rate Swaptions — 2,367 — 2,367
Purchased Capped Options — 209 — 209
Total investments in securities $ 1,202,508 $ 2,248,120 $ 2,496 $ 3,453,124
Assets
Commodity Contracts
Futures** 31,749 — — 31,749
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
37
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Total Return Swaps $ — $ 16,469 $ — $ 16,469
Foreign Exchange Contracts
Foreign Currency Contracts — 696 — 696
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 6,952 — 6,952
Futures** 490 — — 490
Liabilities
Commodity Contracts
Futures** (10,997) — — (10,997)
Total Return Swaps — (2) — (2)
Foreign Exchange Contracts
Foreign Currency Contracts — (720) — (720)
Interest Rate Contracts
Capped Options — (122) — (122)
Exchange Cleared Interest Rate Swaps** — (4,308) — (4,308)
Futures** (194) — — (194)
Interest Rate Swaptions — (3,833) — (3,833)
Written Options (204) — — (204)
Edge MidCap Fund
Common Stocks
Basic Materials 21,655 — — 21,655
Communications 28,103 15,761 — 43,864
Consumer, Cyclical 103,424 — — 103,424
Consumer, Non-cyclical 154,604 — — 154,604
Energy 37,805 — — 37,805
Financial 180,531 — — 180,531
Industrial 213,773 — — 213,773
Technology 148,829 — — 148,829
Utilities 38,743 — — 38,743
Investment Companies 20,851 — — 20,851
Total investments in securities $ 948,318 $ 15,761 $ — $ 964,079
Global Multi-Strategy Fund
Bonds* — 185,754 929 186,683
Common Stocks
Basic Materials 7,218 4,170 — 11,388
Communications 25,529 1,357 — 26,886
Consumer, Cyclical 24,497 6,45 8 45 31,000
Consumer, Non-cyclical 37,065 7,496 1,739 46,300
Diversified 23 151 — 174
Energy 4,049 1,081 6 5,136
Financial 29,447 5,276 307 35,030
Industrial 23,066 8,789 — 31,855
Technology 25,782 2,910 337 29,029
Utilities 2,126 1,695 — 3,821
Convertible Bonds* — 3,795 — 3,795
Convertible Preferred Stocks
Consumer, Cyclical — — 88 88
Consumer, Non-cyclical 734 — — 734
Energy 22 — 2,031 2,053
Financial 419 — 22 8 647
Utilities 88 — — 88
Credit Linked Structured Notes* — 7,355 — 7,355
Investment Companies 116,333 — — 116,333
Preferred Stocks
Basic Materials — 13 1 — 13 1
Communications — — — —
Consumer, Cyclical — 70 — 70
Financial — — 63 3 63 3
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
38
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Technology $ — $ — $ 3 $ 3
Repurchase Agreements* — 96,248 — 96,248
Senior Floating Rate Interests* — 4,742 — 4,742
U.S. Government & Government Agency Obligations* — 138,609 — 138,609
Purchased Options 586 719 — 1,305
Purchased Interest Rate Swaptions — 54 — 54
Total investments in securities $ 296,984 $ 476,86 0 $ 6,346 $ 780,190
Short Sales
Bonds — (4,088) — (4,088)
Common Stocks
Basic Materials (3,336) (1,147) — (4,483)
Communications (4,181) (704) — (4,885)
Consumer, Cyclical (12,073) (3,112) — (15,185)
Consumer, Non-cyclical (10,058) (3,370) — (13,428)
Energy (4,720) (628) — (5,348)
Financial (10,826) (3,258) — (14,084)
Industrial (8,210) (5,772) — (13,982)
Technology (7,160) (1,842) — (9,002)
Utilities (4,552) (782) — (5,334)
Preferred Stocks
Consumer, Cyclical — (275) — (275)
Industrial — (48) — (48)
U.S. Government & Government Agency Obligations — (75,917) — (75,917)
Total Short Sales $ (65,116) $ (100,943) $ — $ (166,059)
Reverse Repurchase Agreements — (150,668) — (150,668)
Assets
Credit Contracts
Credit Default Swaps — 270 — 270
Exchange Cleared Credit Default Swaps** — 119 — 119
Commodity Contracts
Futures** 1,712 — — 1,712
Equity Contracts
Futures** 169 — — 169
Total Return Equity Basket Swaps — 177 — 177
Foreign Exchange Contracts
Foreign Currency Contracts — 6,698 — 6,698
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 2,559 — 2,559
Futures** 670 — — 670
Interest Rate Swaps — 23 — 23
Total Return Swaps — 104 — 104
Liabilities
Credit Contracts
Credit Default Swaps — (9) — (9)
Exchange Cleared Credit Default Swaps** — (483) — (483)
Commodity Contracts
Futures** (238) — — (238)
Equity Contracts
Futures** (2,420) — — (2,420)
Written Options (319) — — (319)
Total Return Equity Basket Swaps — (442) — (442)
Foreign Exchange Contracts
Foreign Currency Contracts — (6,143) — (6,143)
Futures** (7) — — (7)
Written Options — (271) — (271)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (2,966) — (2,966)
Futures** (918) — — (91 8 )
Total Return Swaps — (2) — (2)
Written Options (82) — — (82)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
39
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Opportunistic Municipal Fund
Investment Companies $ 184 $ — $ — $ 184
Municipal Bonds* — 145,807 269 146,076
Total investments in securities $ 184 $ 145,807 $ 269 $ 146,260
Origin Emerging Markets Fund
Common Stocks
Basic Materials 72,462 162,637 — 235,099
Communications 389,503 459,253 — 848,756
Consumer, Cyclical — 241,718 — 241,718
Consumer, Non-cyclical — 170,140 — 170,140
Energy — 67,867 — 67,867
Financial 69,193 353,556 — 422,749
Industrial — 470,059 — 470,059
Technology 192,012 656,881 — 848,893
Utilities — 45,489 — 45,489
Investment Companies 102,525 — — 102,525
Preferred Stocks 36,489 — — 36,489
Total investments in securities $ 862,184 $ 2,627,600 $ — $ 3,489,784
Small- MidCap Dividend Income Fund
Common Stocks* 1,557,005 — — 1,557,005
Investment Companies 162,898 — — 162,898
Total investments in securities $ 1,719,903 $ — $ — $ 1,719,903
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 6,963,460 — 6,963,460
Convertible Preferred Stocks
Financial 110,300 — — 110,300
Industrial 25,620 — — 25,620
Investment Companies 172,060 — — 172,060
Preferred Stocks
Communications 97,335 — — 97,335
Consumer, Non-cyclical — 25,821 — 25,821
Energy 54 — — 54
Financial 470,765 19,090 — 489,855
Government — 68,976 — 68,976
Utilities 121,061 1,835 — 122,896
Purchased Options 5 — — 5
Total investments in securities $ 997,200 $ 7,079,182 $ — $ 8,076,382
Assets
Interest Rate Contracts
Futures** 1,509 — — 1,509
Liabilities
Interest Rate Contracts
Written Options (160) — — (160)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
40
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
Fund
Fair Value
as of
February 28, 2021
Valuation Technique Unobservable Input
Input Valuations
(Weighted Average)*
Impact to
Valuation if Input
had Increased
Global Multi-Strategy Fund
Bonds $ 282 Cash Payout Methodology Probability Factor 5% - 30% Variable
647 Indicative Market Quotations Broker Quote $ 17.79 – 99.14 ($ 68.72) Increase
Common Stocks 293 Comparable Debt Methodology Internal Rate of Return 19.40% Increase
38 Enterprise Valuation Model Enterprise Value to Revenue Multiple 5.64x Increase
Discount Rate 15% Decrease
Option Pricing Model – Volatility 51.21% Variable
2 Enterprise Valuation Model NTM Revenue Multiple 4.25x Increase
Option Pricing Model – Volatility 94% Variable
Discount for Lack of Marketability 10% Decrease
1,764 Indicative Market Quotations Broker Quote $ 0.01 – 580.00 ($ 571.78) Increase
337 Transactions of Indicative Value Acquisition Price $ 36.50 Increase
Convertible
Preferred Stock
2,204 Indicative Market Quotations Broker Quote $0.47 – 200.00 ($16.58)
Increase
88 Enterprise Valuation Model Enterprise Value to Revenue Multiple 5.64x Increase
Discount Rate 15% Decrease
Option Pricing Model – Volatility 51.21% Variable
55 Enterprise Valuation Model NTM Revenue Multiple 4.25x Increase
Option Pricing Model – Volatility 94% Variable
Discount for Lack of Marketability 10% Decrease
Preferred Stock 3 Cash Payout Methodology Discount Rate 50% Decrease
633 Enterprise Valuation Model Enterprise Value/NTM Revenue Multiple 1.98x Increase
Cost of Capital Discount 15% Decrease
$6,346
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
41
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund
Fair Value
August 30,
2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Fair Value
February 28,
2021
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at February 28,
2021
Global Multi-Strategy Fund
Bonds $ 1,381 $ 11 $ (26) $ 377 $ (11) $ — $ (803) $ 929 $ (45)
Common Stock
Consumer,
Cyclical 38 — (21) — — 28 — 45 (21)
Consumer,
Non-Cyclical — — (187) — — 1,926 — 1,739 (187)
Energy 39 — (33) — — — — 6 (33)
Financial 334 — (22) — — — (5) 307 (22)
Technology 337 — — — — — — 337 —
Convertible
Preferred Stock
Communications 137 — 20 — (157) — — — —
Consumer,
Non-Cyclical 86 — 2 — — — — 88 2
Energy 2,606 108 (532) — (151) — — 2,031 (532)
Financial 157 — 71 — — — — 228 71
Preferred Stock
Communications 3 — 1 21 (25) — — — 1
Financial 300 — 333 — — — — 633 333
Technology 129 (30) 42 4 (142) — — 3 (1)
Senior Floating
Rate Interests 590 — — — — — (590) — —
Total $ 6,137 $ 89 $ (352) $ 402 $ (486) $ 1,954 $ (1,398) $ 6,346 $ (434)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund .70% .68% .66% .65%
Opportunistic Municipal Fund .50 .48 .46 .45
Origin Emerging Markets Fund 1.05 1.03 1.01 1.00
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
42
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the
“Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58%
Diversified Real Asset Fund .85 .83 .81 .80 .79 .78
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Small- MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Over $5
billion
Spectrum Preferred and Capital Securities Income Fund
(Prior to December 31, 2020)
.75% .73% .71% .70% .69% .68% .68%
Spectrum Preferred and Capital Securities Income Fund
(Effective December 31, 2020)
.75 .73 .71 .70 .69 .68 .67
Period from September 1, 2020 through February 28, 2021
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2021
Diversified Real Asset Fund
1.20% N/A .83 December 30, 2021
Edge MidCap Fund
1.10 N/A .77 December 30, 2021
Global Multi-Strategy Fund
N/A N/A 1.63 December 30, 2021
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2021
Origin Emerging Markets Fund
1.60 N/A 1.20 December 30, 2021
Small-MidCap Dividend Income Fund
1.12 1.87 .85 December 30, 2021
Spectrum Preferred and Capital Securities
Income Fund
N/A N/A .81 December 30, 2021
Period from September 1, 2020 through February 28, 2021
R-6 Expiration
Blue Chip Fund .01% December 30, 2021
Diversified Real Asset Fund .02 December 30, 2021
Edge MidCap Fund .02 December 30, 2020
Global Multi-Strategy Fund .02 December 30, 2021
Origin Emerging Markets Fund .04 December 30, 2021
Small- MidCap Dividend Income Fund .02 December 30, 2021
Spectrum Preferred and Capital Securities
Income Fund
.02 December 30, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
43
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
#Prior to December 31, 2020, the contractual limit was .05%.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .13% for Class J shares effective January 1,
2021. Prior to January 1, 2021 the limit was .12%. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund,
and Spectrum Preferred and Capital Securities Income Fund and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets
Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended
February 28, 2021, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At February 28, 2021, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
Period from September 1, 2020 through February 28, 2021
Expiration
Blue Chip Fund .04%# December 30, 2021
Diversified Real Asset Fund .05 December 30, 2021
Edge MidCap Fund .05 December 30, 2021
Global Multi-Strategy Fund .04 December 30, 2021
Opportunistic Municipal Fund .06 December 30, 2021
Class A Class C Class J
Blue Chip Fund $ 250 $ 18 $ 15
Diversified Real Asset Fund 2 N/A N/A
Edge MidCap Fund 4 N/A N/A
Origin Emerging Markets Fund 4 N/A N/A
Small- MidCap Dividend Income Fund 6 3 N/A
Spectrum Preferred and Capital Securities Income Fund 91 18 2
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
44
(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $30,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2021 .
6. Capital Share Transactions
The following table reflects the conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class
C shares and dollars redeemed and Class A dollars sold) for the period ended February 28, 2021 (amounts in thousands).
7. Investment Transactions
For the period ended February 28, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the period ended February 28, 2021, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2021 and August
31, 2020 were as follows (amounts in thousands):
Institutional R-4 R-5 R-6
Blue Chip Fund 535 – – 33,430
Diversified Real Asset Fund 100 1 1 7,361
Edge MidCap Fund 97 N/A N/A –
Global Multi-Strategy Fund 47 N/A N/A 1,264
Opportunistic Municipal Fund 71 N/A N/A N/A
Origin Emerging Markets Fund 58 N/A N/A 122,842
Small- MidCap Dividend Income Fund 74 N/A N/A 531
Spectrum Preferred and Capital Securities Income Fund – – – 4,366
Shares Dollars
Diversified Real Asset Fund 486 $ 5,911
Global Multi-Strategy Fund 619 6,811
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,967,087 $ 1,341,472 $ — $ —
Diversified Real Asset Fund 767,383 1,009,062 — —
Edge MidCap Fund 65,329 77,202 — —
Global Multi-Strategy Fund 457,879 777,503 231,475 143,790
Opportunistic Municipal Fund 39,020 35,305 — —
Origin Emerging Markets Fund 2,168,775 900,929 — —
Small- MidCap Dividend Income Fund 281,829 587,745 — —
Spectrum Preferred and Capital Securities Income Fund 1,205,965 442,645 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Diversified Real Asset Fund $ 454,361 $ 266,295 $ — $ —
Global Multi-Strategy Fund 887,106 1,167,342 626,692 430,552
Spectrum Preferred and Capital Securities Income Fund 56,980 225,747 — —
Ordinary Income Tax-Exempt Income Long-Term Capital Gain Return of Capital
2021 2020 2021 2020^ 2021 2020* 2021 2020
Blue Chip Fund $ 44,704 $ 35,653 $ — $ — $ 228,535 $ 183,262 $ — $ —
Diversified Real Asset Fund 17,546 96,919 — — — — — —
Edge MidCap Fund 12,421 7,567 — — 34,845 22,087 — —
Global Multi-Strategy Fund 12,889 — — — — — — —
Opportunistic Municipal Fund — 7 2,439 4,766 — — — —
Origin Emerging Markets Fund 17,592 21,257 — — — — — —
Small- MidCap Dividend Income Fund $ 13,647 $ 39,231 — — — $ 15,278 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
45
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, foreign capital gain taxes, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2020, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2020 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2020 , t he Funds had late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized
Ordinary Income Tax-Exempt Income Long-Term Capital Gain Return of Capital
2021 2020 2021 2020^ 2021 2020* 2021 2020
Spectrum Preferred and Capital Securities Income Fund 176,011 294,361 — — — — — 404
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 16,859 $ — $ 180,691 $ — $ 2,960,438 $ — $ 3,157,988
Diversified Real Asset Fund 3,859 — — (211,409) (20,486) (822) (228,858)
Edge MidCap Fund 10,154 — 34,843 — 97,217 — 142,214
Global Multi-Strategy Fund 9,764 — — (18,879) 5,104 (5,156) (9,167)
Opportunistic Municipal Fund — 124 — (2,121) 4,329 (76) 2,256
Origin Emerging Markets Fund 12,750 — — (63,076) 246,455 (44) 196,085
Small- MidCap Dividend Income Fund 2,786 — — (257,934) 52,956 — (202,192)
Spectrum Preferred and Capital Securities
Income Fund — — — (79,870) 353,523 56,882 330,535
Short-Term Long-Term Total
Diversified Real Asset Fund $ 173,672 $ 37,737 $ 211,409
Global Multi-Strategy Fund — 18,879 18,879
Opportunistic Municipal Fund 1,812 309 2,121
Origin Emerging Markets Fund 63,076 — 63,076
Spectrum Preferred and Capital
Securities Income Fund 9,542 70,328 79,870
Utilized
Origin Emerging Markets Fund $ 44,424
Post October
Capital Loss
Small- MidCap Dividend Income Fund $ 257,934
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
46
gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2020, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of February 28, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
9. Other Matters
The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds' performance and financial results.
10. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On September 15, 2020, the Fund’s Board of Directors approved the conversion of Class
R-2 shares into Class R-3 shares. Following the close of business on March 1, 2021, Class R-2 shares will automatically convert into Class
R-3 shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. There were no other items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (32,705) $ 32,705
Diversified Real Asset Fund 19,989 (19,989)
Edge MidCap Fund (3,194) 3,194
Global Multi-Strategy Fund (1,580) 1,580
Small- MidCap Dividend Income Fund (12,395) 12,395
Spectrum Preferred and Capital Securities Income Fund 404 (404)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 2,987,529 $ (63,684) $ 2,923,845 $ 5,890,564
Diversified Real Asset Fund 375,708 (197,116) 178,592 3,297,446
Edge MidCap Fund 248,190 (27,107) 221,083 742,996
Global Multi-Strategy Fund 76,643 (70,923) 5,720 607,583
Opportunistic Municipal Fund
*
9,015 (2,350) 6,665 131,881
Origin Emerging Markets Fund 584,871 (100,539) 484,332 3,005,452
Small- MidCap Dividend Income Fund 410,363 (30,198) 380,165 1,339,738
Spectrum Preferred and Capital Securities Income Fund 486,368 (51,306) 435,062 7,642,669
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
February 28, 2021 (unaudited)
See accompanying notes.
47
INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,711 $ 2
TOTAL INVESTMENT COMPANIES $ 2
COMMON STOCKS - 99 .93 % Shares Held Value (000's)
Aerospace & Defense - 4 .46%
TransDigm Group Inc
(b)
682,498 $ 393,576
Chemicals - 1 .96%
Ecolab Inc 123,388 25,833
Linde PLC 472,225 115,350
Sherwin-Williams Co/The 46,993 31,971
$ 173,154
Commercial Services - 8 .20%
CoStar Group Inc
(b)
126,290 104,032
Moody's Corp 340,968 93,729
PayPal Holdings Inc
(b)
1,512,777 393,095
S&P Global Inc 403,003 132,733
$ 723,589
Diversified Financial Services - 11 .28%
Charles Schwab Corp/The 1,259,063 77,709
Intercontinental Exchange Inc 589,298 65,006
Mastercard Inc 1,245,497 440,719
Visa Inc 1,937,903 411,591
$ 995,025
Electronics - 1 .41%
Roper Technologies Inc 329,655 124,484
Healthcare - Products - 4 .81%
Danaher Corp 856,383 188,122
IDEXX Laboratories Inc
(b)
150,410 78,239
Intuitive Surgical Inc
(b)
214,080 157,734
$ 424,095
Insurance - 1 .72%
Aon PLC 419,449 95,513
Progressive Corp/The 656,603 56,435
$ 151,948
Internet - 21 .50%
Alphabet Inc - A Shares
(b)
48,434 97,929
Alphabet Inc - C Shares
(b)
229,732 467,932
Amazon.com Inc
(b)
248,394 768,265
Facebook Inc
(b)
1,043,956 268,944
Netflix Inc
(b)
379,888 204,703
Spotify Technology SA
(b)
149,174 45,853
VeriSign Inc
(b)
221,860 43,048
$ 1,896,674
Lodging - 2 .13%
Hilton Worldwide Holdings Inc
(b)
1,515,070 187,384
Media - 3 .65%
Charter Communications Inc
(b)
443,524 272,067
Liberty Broadband Corp - C Shares
(b)
334,781 50,053
$ 322,120
Pharmaceuticals - 0 .82%
Zoetis Inc 463,090 71,890
Private Equity - 5 .47%
Brookfield Asset Management Inc 10,124,105 408,508
KKR & Co Inc 1,620,729 73,840
$ 482,348
REITs - 3 .77%
American Tower Corp 1,539,622 332,758
Retail - 3 .35%
CarMax Inc
(b)
621,589 74,286
Costco Wholesale Corp 184,087 60,933
O'Reilly Automotive Inc
(b)
137,234 61,389
Starbucks Corp 914,408 98,783
$ 295,391
Semiconductors - 1 .60%
NVIDIA Corp 257,286 141,142
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 23 .80%
Adobe Inc
(b)
877,690 $ 403,448
Autodesk Inc
(b)
497,526 137,317
Intuit Inc 1,063,337 414,850
Microsoft Corp 3,265,710 758,886
salesforce.com Inc
(b)
1,770,616 383,338
Snowflake Inc - Class A
(b)
3,812 990
$ 2,098,829
TOTAL COMMON STOCKS $ 8,814,407
Total Investments $ 8,814,409
Other Assets and Liabilities -  0.07% 6,317
TOTAL NET ASSETS - 100.00% $ 8,820,726
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 25 .40%
Communications 25 .15%
Financial 22 .24%
Consumer, Non-cyclical 13 .83%
Industrial 5 .87%
Consumer, Cyclical 5 .48%
Basic Materials 1 .96%
Money Market Funds 0 .00%
Other Assets and Liabilities
0 .07%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
February 28, 2021 (unaudited)
See accompanying notes.
48
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,250 $ 871,394 $ 882,642 $ 2
$ 11,250 $ 871,394 $ 882,642 $ 2
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
49
INVESTMENT COMPANIES - 3.75% Shares Held Value (000's)
Exchange-Traded Funds - 0.31%
Invesco S&P Global Water Index ETF 61,241 $ 2,889
SPDR S&P Global Natural Resources ETF 159,247 7,821
$ 10,710
Money Market Funds - 3.44%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
6,951,378 6,951
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
111,653,774 111,654
$ 118,605
TOTAL INVESTMENT COMPANIES $ 129,315
COMMON STOCKS - 52.32% Shares Held Value (000's)
Advertising - 0.03%
Clear Channel Outdoor Holdings Inc
(d)
596,711 $ 1,026
Agriculture - 0.62%
Archer-Daniels-Midland Co 68,774 3,891
Bunge Ltd 230,349 17,640
$ 21,531
Automobile Parts & Equipment - 0.05%
Georg Fischer AG 1,471 1,889
Biotechnology - 0.54%
Advanz Pharma Corp Ltd
(d),(e)
15,259 256
Corteva Inc 410,022 18,512
$ 18,768
Building Materials - 0.44%
American Woodmark Corp
(d)
9,346 873
Builders FirstSource Inc
(d)
31,603 1,367
Forterra Inc
(d)
6,785 158
Fortune Brands Home & Security Inc 9,182 764
Geberit AG 5,221 3,078
Louisiana-Pacific Corp 161,046 7,667
Pinnacle Renewable Energy Inc 67,099 579
UFP Industries Inc 14,019 855
$ 15,341
Chemicals - 1.73%
CF Industries Holdings Inc 391,214 17,714
FMC Corp 29,507 3,000
ICL Group Ltd 720,532 4,145
Ingevity Corp
(d)
15,970 1,110
Lenzing AG
(d),(f)
9,268 1,327
Mosaic Co/The 635,086 18,671
Nutrien Ltd 69,200 3,735
Olin Corp 50,960 1,577
Rayonier Advanced Materials Inc
(d)
69,762 645
Sociedad Quimica y Minera de Chile SA ADR 72,719 3,898
Yara International ASA 84,253 4,048
$ 59,870
Commercial Services - 1.95%
ALEATICA SAB de CV 6,205,165 6,107
Atlantia SpA
(d)
703,786 13,176
Atlas Arteria Ltd 3,947,680 16,799
Cengage Learning Holdings II Inc
(d)
2,772 35
Sembcorp Industries Ltd 251,700 325
Transurban Group 3,109,285 30,814
$ 67,256
Computers - 0.01%
IQOR US Inc
(d)
14,193 188
Consumer Products - 0.16%
Avery Dennison Corp 22,921 4,016
Kimberly-Clark Corp 11,702 1,502
$ 5,518
Cosmetics & Personal Care - 0.07%
Essity AB 51,651 1,552
Unicharm Corp 24,500 971
$ 2,523
Electric - 7.98%
ACEA SpA 12,012 236
Algonquin Power & Utilities Corp 165,300 2,560
American Electric Power Co Inc 197,949 14,817
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
AusNet Services 9,816,944 $ 12,534
Brookfield Renewable Corp 243,821 11,260
Clearway Energy Inc - Class C 463,736 12,734
CLP Holdings Ltd 631,500 6,165
CMS Energy Corp 107,043 5,792
CPFL Energia SA 1,215,200 6,243
EDP - Energias de Portugal SA 2,194,702 12,579
Emera Inc 225,503 8,885
Enel SpA 377,937 3,564
Eversource Energy 77,436 6,155
Evoqua Water Technologies Corp
(d)
33,209 815
Exelon Corp 293,077 11,313
Hydro One Ltd
(g)
236,861 5,029
Iberdrola SA 632,594 7,928
Infraestructura Energetica Nova SAB de CV
(d)
1,846,825 6,473
National Grid PLC 1,745,075 19,622
NextEra Energy Inc 127,442 9,364
Orsted AS
(g)
19,945 3,215
PPL Corp 54,929 1,439
Public Service Enterprise Group Inc 207,061 11,146
Red Electrica Corp SA 636,300 10,630
Sempra Energy 176,955 20,523
Southern Co/The 285,919 16,217
Spark Infrastructure Group 6,169,135 9,683
SSE PLC 1,002,692 18,584
Terna Rete Elettrica Nazionale SpA 1,603,427 11,123
Transmissora Alianca de Energia Eletrica SA 1,629,900 8,870
$ 275,498
Electronics - 0.13%
Badger Meter Inc 10,444 1,134
Halma PLC 100,426 3,179
$ 4,313
Energy - Alternate Sources - 0.80%
Array Technologies Inc
(d)
50,747 1,882
NEL ASA
(d)
551,589 1,599
NextEra Energy Partners LP 261,398 18,988
Sunnova Energy International Inc
(d)
114,989 5,156
$ 27,625
Engineering & Construction - 3.12%
Aegion Corp
(d)
8,678 224
Aena SME SA
(d),(g)
110,069 18,668
Auckland International Airport Ltd
(d)
1,021,686 5,576
Eiffage SA 90,624 9,315
Enav SpA
(g)
2,589,310 12,478
Ferrovial SA 138,345 3,433
Flughafen Zurich AG
(d)
26,136 4,621
Fluor Corp
(d)
203,285 3,488
Fomento de Construcciones y Contratas SA 14,999 177
Grupo Aeroportuario del Pacifico SAB de CV
(d)
477,300 4,825
Sacyr SA 636,071 1,602
Sydney Airport
(d)
4,697,763 21,296
Vinci SA 211,728 22,020
$ 107,723
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(d)
29,862 24
Environmental Control - 0.44%
China Water Affairs Group Ltd 240,000 189
Clean Harbors Inc
(d)
41,525 3,536
Covanta Holding Corp 296,815 4,170
Energy Recovery Inc
(d)
14,380 253
Kurita Water Industries Ltd 38,400 1,560
METAWATER Co Ltd 10,800 205
Pentair PLC 59,509 3,329
Tetra Tech Inc 15,199 2,103
$ 15,345

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
50
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0.24%
Ingredion Inc 44,365 $ 4,002
Wilmar International Ltd 1,089,200 4,288
$ 8,290
Forest Products & Paper - 2.63%
Acadian Timber Corp 108,581 1,558
BillerudKorsnas AB 28,635 526
Canfor Corp
(d)
236,105 4,816
Clearwater Paper Corp
(d)
12,724 445
Domtar Corp 23,749 880
Empresas CMPC SA 622,710 1,815
Holmen AB 32,885 1,447
Interfor Corp
(d)
228,547 5,000
International Paper Co 133,456 6,626
Mercer International Inc 89,014 1,368
Mondi PLC 274,711 6,630
Nine Dragons Paper Holdings Ltd 3,047,000 4,906
Oji Holdings Corp 1,109,800 7,023
Sappi Ltd
(d)
388,328 1,138
Smurfit Kappa Group PLC 122,118 5,756
Stora Enso Oyj 423,271 8,336
Sumitomo Forestry Co Ltd 67,500 1,217
Suzano SA
(d)
314,600 4,118
Svenska Cellulosa AB SCA 351,547 6,046
UPM- Kymmene Oyj 177,873 6,796
West Fraser Timber Co Ltd 176,601 12,073
Western Forest Products Inc 1,583,464 2,090
$ 90,610
Gas - 1.13%
Atmos Energy Corp 56,150 4,751
Enagas SA 445,339 9,328
NiSource Inc 255,825 5,526
Snam SpA 3,092,717 16,010
Southwest Gas Holdings Inc 53,093 3,310
$ 38,925
Hand & Machine Tools - 0.03%
Franklin Electric Co Inc 13,752 1,032
Healthcare - Products - 0.04%
Hengan International Group Co Ltd 184,595 1,276
Healthcare - Services - 0.00%
Millennium Health LLC
(d),(e),(h),( i )
20,580 22
Millennium Health LLC
(d),(e),(h),( i )
19,318 20
$ 42
Holding Companies - Diversified - 0.08%
Star Peak Energy Transition Corp
(d),(f)
76,405 2,612
Home Builders - 0.19%
DR Horton Inc 18,974 1,459
Lennar Corp - A Shares 14,580 1,210
PulteGroup Inc 30,375 1,370
Toll Brothers Inc 28,441 1,519
Tri Pointe Homes Inc
(d)
49,353 938
$ 6,496
Housewares - 0.12%
Scotts Miracle- Gro Co/The 19,472 4,150
Internet - 0.07%
21Vianet Group Inc ADR
(d)
67,100 2,445
Catalina Marketing Corp
(d)
3,965 7
$ 2,452
Iron & Steel - 0.72%
ArcelorMittal SA
(d)
186,414 4,353
Fortescue Metals Group Ltd 254,812 4,706
Nippon Steel Corp 279,800 4,146
Nucor Corp 63,742 3,813
POSCO 16,187 4,019
Vale SA ADR 235,087 3,973
$ 25,010
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.14%
Choice Hotels International Inc 16,600 $ 1,741
City Developments Ltd 551,200 3,018
$ 4,759
Machinery - Diversified - 0.49%
ANDRITZ AG 52,409 2,510
Duerr AG 18,214 718
Gorman-Rupp Co/The 6,740 216
Husqvarna AB 57,960 709
Interpump Group SpA 29,290 1,342
Kadant Inc 4,389 764
Lindsay Corp 3,887 623
Mueller Water Products Inc - Class A 56,606 730
Organo Corp 1,900 107
Valmet Oyj 47,777 1,608
Watts Water Technologies Inc 9,847 1,123
Xylem Inc /NY 64,548 6,426
$ 16,876
Media - 0.00%
Cumulus Media Inc
(d)
406 4
Metal Fabrication & Hardware - 0.14%
Advanced Drainage Systems Inc 17,510 1,926
Northwest Pipe Co
(d)
3,516 120
Reliance Worldwide Corp Ltd 222,811 737
Rexnord Corp 43,277 1,945
$ 4,728
Mining - 5.16%
Agnico Eagle Mines Ltd 52,100 2,908
Alamos Gold Inc 597,689 4,244
Anglo American PLC 390,638 15,157
AngloGold Ashanti Ltd ADR 157,953 3,153
Antofagasta PLC 204,536 5,105
Barrick Gold Corp 581,522 10,853
BHP Group Ltd 122,017 4,612
Coeur Mining Inc
(d)
629,854 5,675
First Quantum Minerals Ltd 304,290 6,559
Franco-Nevada Corp 25,700 2,752
Freeport-McMoRan Inc
(d)
548,363 18,595
Fresnillo PLC 243,593 3,076
Glencore PLC
(d)
1,210,213 4,925
Gold Fields Ltd ADR 392,978 3,219
Kinross Gold Corp 2,054,375 12,769
Kirkland Lake Gold Ltd 83,400 2,728
Korea Zinc Co Ltd 9,994 3,578
Lundin Mining Corp 679,648 7,781
MMC Norilsk Nickel PJSC ADR 122,726 3,852
MP Materials Corp
(d),(f)
99,582 4,185
Newcrest Mining Ltd 172,493 3,241
Newmont Corp 246,572 13,408
Polymetal International PLC 164,138 3,245
Polyus PJSC 36,220 3,385
Rio Tinto Ltd 45,811 4,495
Sibanye Stillwater Ltd 1,017,486 4,678
South32 Ltd 1,935,520 4,113
Southern Copper Corp 112,240 8,006
Sumitomo Metal Mining Co Ltd 91,800 4,453
Wheaton Precious Metals Corp 88,400 3,162
$ 177,912
Miscellaneous Manufacturers - 0.05%
Aalberts NV 34,507 1,611
Oil & Gas - 7.83%
BP PLC 1,035,264 4,240
California Resources Corp
(d)
220,999 5,808
California Resources Corp - Warrants
(d)
439 2
Canadian Natural Resources Ltd 149,900 4,089
Chesapeake Energy Corp
(d)
22,724 1,004
Chevron Corp 39,262 3,926
CNX Resources Corp
(d)
296,215 3,735
Comstock Resources Inc
(d)
800,705 4,572

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
51
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
ConocoPhillips 410,539 $ 21,352
Devon Energy Corp 536,056 11,547
Diamondback Energy Inc 74,297 5,147
Ecopetrol SA ADR 297,121 3,640
Empresas COPEC SA 163,036 1,840
Eni SpA 344,625 3,940
EOG Resources Inc 73,012 4,714
EQT Corp
(d)
757,587 13,477
Equinor ASA 668,111 12,671
Exxon Mobil Corp 89,767 4,881
Fieldwood Energy Inc
(d)
2,556 —
Fieldwood Energy LLC
(d),(e),( i )
12,648 —
Gazprom PJSC ADR 736,095 4,258
Hess Corp 222,877 14,605
LUKOIL PJSC ADR 52,659 3,924
Marathon Petroleum Corp 374,791 20,472
Neste Oyj 50,936 3,364
Novatek PJSC 22,025 3,769
Occidental Petroleum Corp 662,697 17,634
Petroleo Brasileiro SA ADR 357,666 2,836
Phillips 66 130,429 10,832
Pioneer Natural Resources Co 134,566 19,992
Range Resources Corp
(d)
454,688 4,383
Reliance Industries Ltd
(g)
65,446 3,772
Repsol SA 355,106 4,470
Rosneft Oil Co PJSC 589,336 4,081
Royal Dutch Shell PLC - A Shares 201,687 4,125
Suncor Energy Inc 213,500 4,239
Tatneft PJSC ADR 90,074 3,769
TOTAL SE 79,875 3,725
Transocean Ltd
(d)
54,446 189
Valero Energy Corp 276,889 21,315
Vantage Drilling International
(d),(h),( i )
4,456 4
Woodside Petroleum Ltd
(f)
207,657 3,916
$ 270,259
Oil & Gas Services - 0.27%
Halliburton Co 206,318 4,504
Schlumberger NV 164,641 4,595
Select Energy Services Inc
(d)
22,439 142
$ 9,241
Packaging & Containers - 0.97%
Amcor PLC 302,104 3,305
DS Smith PLC 1,231,910 6,845
Graphic Packaging Holding Co 82,242 1,305
Greif Inc - Class A 11,372 549
Klabin SA
(d)
252,500 1,310
Packaging Corp of America 41,611 5,493
Sealed Air Corp 75,963 3,183
SIG Combibloc Group AG
(d)
169,383 3,740
Sonoco Products Co 20,313 1,210
Westrock Co 147,451 6,428
$ 33,368
Pipelines - 3.05%
APA Group 791,149 5,679
Cheniere Energy Inc
(d)
238,174 16,051
Enbridge Inc 751,160 25,370
Enterprise Products Partners LP 109,112 2,326
Gibson Energy Inc 583,439 9,930
Kinder Morgan Inc 416,013 6,115
Magellan Midstream Partners LP 61,639 2,568
Pembina Pipeline Corp
(f)
65,210 1,658
TC Energy Corp 602,992 25,255
Williams Cos Inc /The 445,900 10,185
$ 105,137
Real Estate - 1.11%
ESR Cayman Ltd
(d),(g)
596,600 1,886
Fabege AB 236,275 3,283
Mitsubishi Estate Co Ltd 429,900 7,481
New World Development Co Ltd 1,470,660 7,480
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sunac Services Holdings Ltd
(d),(g)
448,000 $ 1,436
Vonovia SE 228,101 14,528
Zhongliang Holdings Group Co Ltd 3,183,500 2,116
$ 38,210
REITs - 7.48%
Agree Realty Corp 30,000 1,937
Alexandria Real Estate Equities Inc 35,008 5,590
Allied Properties Real Estate Investment Trust 100,600 3,032
American Homes 4 Rent 200,199 6,234
American Tower Corp 26,494 5,726
Ascendas Real Estate Investment Trust 1,143,000 2,500
AvalonBay Communities Inc 55,934 9,830
Camden Property Trust 56,400 5,874
CatchMark Timber Trust Inc 168,946 1,725
CFE Capital S de RL de CV 4,530,163 6,135
Cousins Properties Inc 106,593 3,575
Crown Castle International Corp 46,766 7,284
CubeSmart 96,732 3,575
Daiwa Office Investment Corp 616 4,233
Dexus 708,077 4,857
Equinix Inc 7,191 4,662
Essential Properties Realty Trust Inc 27 1
Essex Property Trust Inc 32,428 8,262
Federal Realty Investment Trust 27,900 2,823
Frasers Logistics & Commercial Trust 2,689,251 2,768
Gecina SA 27,713 3,824
Goodman Group 703,834 8,995
Industrial & Infrastructure Fund Investment Corp 1,300 2,242
Inmobiliaria Colonial Socimi SA 700,753 6,805
InterRent Real Estate Investment Trust 265,460 2,847
Invitation Homes Inc 323,677 9,432
Japan Metropolitan Fund Invest 2,892 2,886
Kilroy Realty Corp 43,791 2,779
Klepierre SA 73,900 1,738
Link REIT 697,570 6,585
Minto Apartment Real Estate Investment Trust
(g)
316,942 4,782
Nippon Prologis REIT Inc 2,467 7,524
Park Hotels & Resorts Inc 115,600 2,514
PotlatchDeltic Corp 117,478 5,962
Prologis Inc 152,893 15,147
Rayonier Inc 339,822 11,092
Regency Centers Corp 56,852 3,114
Rexford Industrial Realty Inc 130,213 6,214
Segro PLC 647,671 8,222
STORE Capital Corp 165,220 5,525
Summit Industrial Income REIT 255,647 2,716
Sun Communities Inc 50,468 7,669
UNITE Group PLC/The
(d)
323,380 4,380
United Urban Investment Corp 3,413 4,709
VICI Properties Inc 142,818 4,070
Warehouses De Pauw CVA 99,000 3,377
Welltower Inc 167,912 11,401
Weyerhaeuser Co 319,390 10,818
$ 257,992
Retail - 0.00%
Gymboree Corp/The
(d),(h),( i )
17,842 5
Gymboree Holding Corp
(d),(h),( i )
48,577 12
$ 17
Software - 0.07%
Skillsoft - Class A
(d),(h),( i )
14,073 2,392
Skillsoft - Class A Warrants
(d)
282 —
Skillsoft - Class B
(d),(h),( i )
192 37
Skillsoft - Class B Warrants
(d)
565 —
$ 2,429
Storage & Warehousing - 0.11%
Safestore Holdings PLC 330,851 3,683

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
52
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.08%
Eutelsat Communications SA 101,078 $ 1,220
NEXTDC Ltd
(d)
152,600 1,310
Windstream
(d)
9,809 121
Windstream - Warrants
(d)
17,064 222
$ 2,873
Transportation - 0.52%
American Commercial Lines Inc
(d)
573 14
American Commercial Lines Inc - Warrants
(d)
603 15
East Japan Railway Co 91,200 6,798
Getlink SE
(d)
368,123 6,033
West Japan Railway Co 85,000 5,232
$ 18,092
Water - 1.53%
Aguas Andinas SA 22,881,751 6,554
American States Water Co 10,402 760
American Water Works Co Inc 39,742 5,639
Artesian Resources Corp 2,383 88
Beijing Enterprises Water Group Ltd
(d)
1,444,000 572
California Water Service Group 13,931 766
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
96,378 636
Essential Utilities Inc 172,577 7,258
Guangdong Investment Ltd 810,000 1,447
Middlesex Water Co 4,925 338
Pennon Group PLC 118,713 1,453
Severn Trent PLC 338,232 10,358
SJW Group 7,403 464
Suez SA 114,265 2,375
United Utilities Group PLC 862,396 10,323
Veolia Environnement SA 139,029 3,728
York Water Co/The 3,677 153
$ 52,912
TOTAL COMMON STOCKS $ 1,805,436
PREFERRED STOCKS - 0.10% Shares Held Value (000's)
Electric - 0.09%
Cia de Transmissao de Energia Eletrica Paulista
0.80%
742,100 $ 3,167
Transportation - 0.01%
American Commercial Lines Inc Preferred A
0.32%
2,133 64
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(d),(h),( i )
6,729 2
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(d)
2,243 67
American Commercial Lines Inc Preferred B
0.42%
2,428 83
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(d),(h),( i )
5,118 2
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(d)
1,706 58
$ 276
TOTAL PREFERRED STOCKS $ 3,443
BONDS - 12.43%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3.60%
BBCMS 2018-TALL Mortgage Trust
0.83%, 03/15/2037
(g)
$ 6,000 $ 5,993
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
1.07%, 11/15/2034
(g)
7,670 7,641
1.00 x 1 Month USD LIBOR + 0.96%
Benchmark 2019-B12 Mortgage Trust
1.07%, 08/15/2052
(j),(k)
94,600 6,033
2.26%, 08/15/2052 2,267 2,317
Benchmark 2019-B15 Mortgage Trust
0.83%, 12/15/2072
(j),(k)
16,053 902
2.00%, 12/15/2072 2,598 2,652
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BF 2019-NYT Mortgage Trust
1.31%, 12/15/2035
(g)
$ 5,950 $ 5,962
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
1.09%, 08/15/2036
(g)
5,122 5,122
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
0.86%, 11/15/2035
(g)
2,518 2,519
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
1.03%, 10/15/2036
(g)
13,048 13,070
1.00 x 1 Month USD LIBOR + 0.92%
BX Commercial Mortgage Trust 2020-BXLP
0.91%, 12/15/2036
(g)
3,992 3,995
1.00 x 1 Month USD LIBOR + 0.80%
1.11%, 12/15/2036
(g)
2,844 2,844
1.00 x 1 Month USD LIBOR + 1.00%
BX Trust 2018-EXCL
1.20%, 09/15/2037
(g)
5,762 5,525
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2019-CALM
0.99%, 11/15/2032
(g)
2,500 2,502
1.00 x 1 Month USD LIBOR + 0.88%
CGDB Commercial Mortgage Trust 2019-MOB
1.06%, 11/15/2036
(g)
6,500 6,500
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.06%, 08/10/2056
(j),(k)
80,471 5,458
1.95%, 08/10/2056 1,150 1,171
Citigroup Commercial Mortgage Trust
2020-GC46
0.99%, 02/15/2053
(j),(k)
6,238 440
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(k)
525 557
COMM 2018-HCLV Mortgage Trust
1.11%, 09/15/2033
(g)
10,120 10,111
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
0.99%, 12/15/2031
(g)
6,100 6,112
1.00 x 1 Month USD LIBOR + 0.88%
DBCG 2017-BBG Mortgage Trust
0.81%, 06/15/2034
(g)
3,840 3,838
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.96%, 05/25/2026
(j),(k)
69,911 3,178
1.31%, 07/25/2026
(j),(k)
12,094 725
GS Mortgage Securities Corp Trust 2019-SMP
1.26%, 08/15/2032
(g)
4,000 3,997
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
1.01%, 06/15/2036
(g)
3,000 3,002
1.00 x 1 Month USD LIBOR + 0.90%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
1.11%, 09/15/2029
(g)
5,000 5,010
1.00 x 1 Month USD LIBOR + 1.00%
KNDL 2019-KNSQ Mortgage Trust
0.91%, 05/15/2036
(g)
2,000 2,003
1.00 x 1 Month USD LIBOR + 0.80%
Merit 2020-Hill
1.26%, 08/15/2037
(g)
4,250 4,267
1.00 x 1 Month USD LIBOR + 1.15%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
53
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 $ 917 $ 946
$ 124,392
Electric - 0.04%
Pacific Gas and Electric Co
3.15%, 01/01/2026 1,189 1,259
4.50%, 07/01/2040 204 217
$ 1,476
Federal & Federally Sponsored Credit - 1.97%
Federal Farm Credit Banks Funding Corp
0.12%, 01/12/2023
(l)
15,300 15,293
0.13%, 06/28/2021
(l)
3,800 3,800
1 Month USD LIBOR + 0.01%
0.13%, 12/27/2021
(l)
11,000 11,002
1 Month USD LIBOR + 0.02%
0.13%, 11/23/2022
(l)
2,500 2,499
0.15%, 09/23/2022 2,400 2,402
United States Secured Overnight Financing
Rate + 0.09%
0.17%, 10/21/2022
(l)
1,200 1,199
0.17%, 11/30/2022
(l)
1,000 1,000
0.20%, 12/13/2021 2,100 2,101
1 Month USD LIBOR + 0.09%
0.24%, 11/05/2021
(l)
15,000 15,018
1 Month USD LIBOR + 0.13%
0.28%, 05/27/2022
(l)
12,000 12,017
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
0.35%, 01/18/2022
(l)
1,500 1,504
1 Month USD LIBOR + 0.24%
$ 67,835
Finance - Mortgage Loan/Banker - 6.15%
Fannie Mae
0.18%, 03/04/2022
(l)
17,000 17,014
United States Secured Overnight Financing
Rate + 0.22%
0.21%, 05/13/2022
(l)
7,000 7,012
United States Secured Overnight Financing
Rate + 0.18%
0.26%, 05/06/2022
(l)
14,000 14,034
United States Secured Overnight Financing
Rate + 0.23%
0.36%, 10/22/2021 1,000 1,002
United States Secured Overnight Financing
Rate + 0.32%
0.40%, 04/07/2022
(l),(m)
40,000 40,146
United States Secured Overnight Financing
Rate + 0.35%
0.44%, 04/15/2022
(l)
10,000 10,041
United States Secured Overnight Financing
Rate + 0.39%
Federal Home Loan Bank Discount Notes
0.09%, 06/18/2021
(l),(n)
11,000 10,998
Federal Home Loan Banks
0.10%, 04/05/2021
(l)
7,500 7,500
1 Month USD LIBOR + (0.01)%
0.10%, 05/03/2021
(l)
20,500 20,502
1 Month USD LIBOR + (0.01)%
0.10%, 11/10/2022
(l)
14,000 14,003
United States Secured Overnight Financing
Rate + 0.07%
0.11%, 10/15/2021
(l)
14,000 13,994
1 Month USD LIBOR + 0.00%
2.00%, 09/09/2022
(l)
9,700 9,971
Freddie Mac
0.20%, 12/30/2022
(l)
9,000 8,996
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Freddie Mac   (continued)
0.21%, 12/09/2021
(l)
$ 6,000 $ 6,003
United States Secured Overnight Financing
Rate + 0.15%
0.22%, 03/04/2022 2,000 2,002
United States Secured Overnight Financing
Rate + 0.15%
0.26%, 06/02/2022
(l)
15,000 15,026
United States Secured Overnight Financing
Rate + 0.19%
0.30%, 02/06/2023
(l)
2,000 2,001
0.35%, 12/30/2022
(l)
2,000 2,000
0.38%, 09/23/2021
(l)
10,000 10,016
United States Secured Overnight Financing
Rate + 0.32%
$ 212,261
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Sovereign - 0.67%
Colombia Government International Bond
3.00%, 01/30/2030 340 337
3.13%, 04/15/2031 440 438
Italy Buoni Poliennali Del Tesoro
0.40%, 05/15/2030
(g)
EUR 1,072 1,373
1.30%, 05/15/2028
(g)
2,913 3,952
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 172,236 1,628
0.20%, 03/10/2030 164,265 1,574
Mexico Government International Bond
1.45%, 10/25/2033 EUR 490 571
2.66%, 05/24/2031 $ 395 380
New Zealand Government Bond
1.75%, 05/15/2041 NZD 2,670 1,613
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 8,179 6,619
2.50%, 09/20/2035 423 390
Panama Government International Bond
4.50%, 04/01/2056 $ 120 132
Spain Government Bond
1.00%, 10/31/2050
(g)
EUR 310 351
3.45%, 07/30/2066
(g)
1,000 1,937
Spain Government Inflation Linked Bond
1.00%, 11/30/2030
(g)
1,184 1,685
$ 22,980
TOTAL BONDS $ 428,945
COMMODITY INDEXED STRUCTURED
NOTES - 0.90%
Principal
Amount (000's) Value (000's)
Banks - 0.90%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
0.07%, 04/26/2021
(g),(k)
$ 16,700 $ 30,953
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 30,953
SENIOR FLOATING RATE INTERESTS
- 7.56%
Principal
Amount (000's) Value (000's)
Advertising - 0.13%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(o),(p)
$ 269 $ 93
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(o)
167 143
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
3.71%, 08/07/2026
(o)
4,051 3,937
1 Month USD LIBOR + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
54
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Red Ventures LLC
2.61%, 11/08/2024
(o)
$ 376 $ 369
1 Month USD LIBOR + 2.50%
$ 4,542
Aerospace & Defense - 0.10%
Dynasty Acquisition Co Inc
3.75%, 04/06/2026
(o)
331 319
1 Month USD LIBOR + 3.50%
Sequa Mezzanine Holdings LLC
5.00%, PIK 6.75%, 04/28/2024
(o),(p)
685 617
1 Month USD LIBOR + 10.75%
8.75%, 11/28/2023
(o)
1,516 1,520
1 Month USD LIBOR + 6.75%
Standard Aero Ltd
3.75%, 04/06/2026
(o)
178 171
1 Month USD LIBOR + 3.50%
TransDigm Inc
2.36%, 05/30/2025
(o)
474 468
1 Month USD LIBOR + 2.25%
2.36%, 12/24/2025
(o)
511 504
1 Month USD LIBOR + 2.25%
$ 3,599
Airlines - 0.11%
Allegiant Travel Co
3.20%, 02/05/2024
(o)
339 335
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.11%, 04/28/2023
(o)
148 139
3 Month USD LIBOR + 2.00%
2.11%, 12/14/2023
(o)
240 227
3 Month USD LIBOR + 2.00%
Delta Air Lines Inc
5.75%, 04/27/2023
(o)
341 343
1 Month USD LIBOR + 4.75%
SkyMiles IP Ltd
4.75%, 09/16/2027
(o)
1,100 1,163
3 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(o)
1,675 1,621
3 Month USD LIBOR + 3.00%
$ 3,828
Apparel - 0.02%
Champ Acquisition Corp
5.76%, 12/19/2025
(o)
452 451
3 Month USD LIBOR + 5.50%
New Trojan Parent Inc
3.75%, 01/06/2028
(o)
335 335
1 Month USD LIBOR + 3.25%
$ 786
Building Materials - 0.08%
Johnson Controls
0.00%, 04/30/2026
(o),(q)
1,820 1,821
1 Month USD LIBOR + 3.25%
Quikrete Holdings Inc
2.61%, 01/31/2027
(o)
788 786
1 Month USD LIBOR + 2.50%
$ 2,607
Casino Hotels - 0.05%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
1,762 1,746
1 Month USD LIBOR + 2.50%
Chemicals - 0.08%
ASP Unifrax Holdings Inc
4.00%, 12/12/2025
(o)
1,321 1,259
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Ineos Petro
3.25%, 01/21/2026
(o)
$ 425 $ 427
1 Month USD LIBOR + 2.75%
INEOS US Finance LLC
2.11%, 03/31/2024
(o)
233 232
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.61%, 02/04/2027
(o)
710 713
1 Month USD LIBOR + 3.75%
Tronox Finance LLC
3.18%, 09/20/2024
(o)
29 29
3 Month USD LIBOR + 3.00%
$ 2,660
Coal - 0.01%
Peabody Energy Corp
2.87%, 03/31/2025
(o)
540 205
3 Month USD LIBOR + 2.75%
Commercial Services - 0.63%
Belron Finance
2.46%, 10/25/2026
(o)
491 491
1 Month USD LIBOR + 2.50%
Fly Funding
1.95%, 08/09/2025
(o)
886 847
3 Month USD LIBOR + 1.75%
Garda World Security
4.99%, 10/23/2026
(o)
356 356
1 Month USD LIBOR + 4.75%
Hertz Corp/The
3.50%, 06/30/2023
(o)
3,728 3,683
3 Month USD LIBOR + 2.75%
8.25%, 12/31/2021
(o)
2,814 2,865
1 Month USD LIBOR + 7.25%
HGIM Corp
7.00%, 07/02/2023
(o)
1,272 725
3 Month USD LIBOR + 6.00%
Nielsen Consumer LLC
0.00%, 02/05/2028
(o),(q)
240 240
PAREXEL International Corp
2.82%, 09/27/2024
(o)
2,540 2,525
3 Month USD LIBOR + 2.75%
Prime Security Services Borrower LLC
0.00%, 09/23/2026
(o),(q)
410 410
1 Month USD LIBOR + 2.75%
Sabert Corp
5.50%, 11/26/2026
(o)
479 479
1 Month USD LIBOR + 4.50%
Syniverse Holdings Inc
6.00%, 02/09/2023
(o)
1,782 1,620
3 Month USD LIBOR + 5.00%
10.00%, 02/09/2024
(o)
2,350 1,488
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(o)
1,171 1,092
3 Month USD LIBOR + 2.75%
Trans Union LLC
1.86%, 11/13/2026
(o)
458 458
1 Month USD LIBOR + 1.75%
Travelport Finance Luxembourg Sarl
9.00%, 02/28/2025
(o)
1,518 1,514
1 Month USD LIBOR + 7.00%
Verscend Holding
0.00%, 08/27/2025
(o),(q)
1,292 1,298
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
3.11%, 02/05/2026
(o)
1,233 1,224
1 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
55
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
WEX Inc
2.36%, 05/14/2026
(o)
$ 456 $ 454
3 Month USD LIBOR + 2.25%
$ 21,769
Computers - 0.19%
Ahead DB Holdings LLC
6.00%, 10/13/2027
(o)
772 777
1 Month USD LIBOR + 5.00%
Conduent Business Services LLC
1.86%, 12/07/2022
(o)
705 694
3 Month USD LIBOR + 1.75%
Dell International
2.00%, 09/19/2025
(o)
447 448
1 Month USD LIBOR + 1.75%
iQor US Inc
8.50%, 11/20/2024
(o)
160 161
1 Month USD LIBOR + 7.50%
8.50%, 11/20/2025
(o)
426 406
1 Month USD LIBOR + 7.50%
McAfee LLC
3.86%, 09/30/2024
(o)
839 841
3 Month USD LIBOR + 3.75%
NCR Corp
2.72%, 08/07/2026
(o)
484 480
1 Month USD LIBOR + 2.50%
NeuStar Inc
4.50%, 08/08/2024
(o)
697 671
3 Month USD LIBOR + 3.50%
Peraton
0.00%, 02/01/2028
(o),(q)
362 364
1 Month USD LIBOR + 3.75%
Perforce Software Inc
3.86%, 07/01/2026
(o)
413 412
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
3.75%, 11/02/2026
(o)
1,175 1,176
1 Month USD LIBOR + 3.25%
$ 6,430
Consumer Products - 0.06%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
2,090 2,087
1 Month USD LIBOR + 3.75%
Cosmetics & Personal Care - 0.08%
Coty Inc
1.87%, 04/05/2023
(o)
790 765
1 Month USD LIBOR + 1.75%
Domtar Personal Care
0.00%, 02/18/2028
(o),(q)
400 401
Revlon Consumer Products Corp
4.25%, 07/21/2023
(o)
3,746 1,732
1 Month USD LIBOR + 3.50%
$ 2,898
Distribution & Wholesale - 0.03%
Core & Main LP
3.75%, 08/01/2024
(o)
704 703
3 Month USD LIBOR + 3.00%
IAA Inc
2.38%, 06/28/2026
(o)
209 209
3 Month USD LIBOR + 2.25%
KAR Auction Services Inc
2.37%, 09/11/2026
(o)
277 273
1 Month USD LIBOR + 2.25%
$ 1,185
Diversified Financial Services - 0.02%
Avolon TLB Borrower 1 US LLC
2.25%, 02/12/2027
(o)
405 401
1 Month USD LIBOR + 1.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ditech Holding Corp
0.00%, 06/30/2022
(d),(o)
$ 1,225 $ 402
3 Month USD LIBOR + 6.00%
$ 803
Electric - 0.04%
Calpine Corp
2.11%, 08/12/2026
(o)
928 922
1 Month USD LIBOR + 2.00%
2.63%, 12/02/2027
(o)
275 274
1 Month USD LIBOR + 2.50%
Exgen Renewables IV LLC
3.76%, 12/11/2027
(o)
324 326
1 Month USD LIBOR + 2.75%
$ 1,522
Electronics - 0.01%
TTM Technologies Inc
2.62%, 09/13/2024
(o)
408 408
3 Month USD LIBOR + 2.50%
Engineering & Construction - 0.03%
Atlantic Aviation FBO Inc
3.87%, 12/06/2025
(o)
486 486
3 Month USD LIBOR + 3.75%
Brand Industrial Services Inc
5.25%, 06/21/2024
(o)
376 374
3 Month USD LIBOR + 4.25%
$ 860
Entertainment - 0.41%
AMC Entertainment Holdings Inc
3.20%, 03/20/2026
(o)
2,003 1,714
3 Month USD LIBOR + 3.00%
Crown Finance US Inc
2.77%, 02/07/2025
(o)
755 652
1 Month USD LIBOR + 2.50%
3.02%, 09/30/2026
(o)
154 131
1 Month USD LIBOR + 2.75%
7.00%, 05/23/2024
(o)
114 145
Delta 2 Lux Sarl
3.50%, 02/01/2024
(o)
2,112 2,098
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.36%, 03/24/2025
(o)
470 466
3 Month USD LIBOR + 2.25%
Merlin Entertainment
3.50%, 10/16/2026
(o)
930 904
3 Month USD LIBOR + 3.25%
3.50%, 11/12/2026
(o)
155 151
3 Month USD LIBOR + 3.25%
Metro-Goldwyn-Mayer Inc
2.62%, 07/03/2025
(o)
1,799 1,792
3 Month USD LIBOR + 2.50%
5.50%, 07/03/2026
(o)
500 500
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
0.00%, 10/19/2026
(o),(q)
233 232
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
2.61%, 05/29/2026
(o)
757 755
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
3.00%, 10/15/2025
(o)
646 645
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
2.86%, 08/14/2024
(o)
1,379 1,356
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
3.75%, 04/01/2024
(o)
1,144 1,126
3 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
56
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Stars Group Holdings BV
3.75%, 06/27/2025
(o)
$ 338 $ 339
3 Month USD LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
2.90%, 05/16/2025
(o)
1,292 1,223
3 Month USD LIBOR + 2.75%
$ 14,229
Environmental Control - 0.06%
GFL Environmental Inc
3.50%, 05/30/2025
(o)
1,953 1,961
1 Month USD LIBOR + 3.00%
Food - 0.13%
Atkins Nutritionals Holdings Inc
4.75%, 07/07/2024
(o)
724 729
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
1,209 1,219
1 Month USD LIBOR + 4.00%
CHG PPC Parent LLC
2.87%, 03/30/2025
(o)
240 239
3 Month USD LIBOR + 2.75%
Froneri US Inc
2.37%, 01/29/2027
(o)
174 173
1 Month USD LIBOR + 2.25%
5.86%, 01/28/2028
(o)
500 505
1 Month USD LIBOR + 5.75%
Shearer's Foods LLC
4.75%, 09/15/2027
(o)
673 676
1 Month USD LIBOR + 4.00%
US Foods Inc
1.86%, 06/27/2023
(o)
543 537
1 Month USD LIBOR + 1.75%
Utz Quality Foods LLC
0.00%, 01/20/2028
(o),(q)
310 311
1 Month USD LIBOR + 3.00%
$ 4,389
Food Service - 0.02%
8th Avenue Food & Provisions Inc
3.61%, 09/19/2025
(o)
633 634
3 Month USD LIBOR + 3.50%
Forest Products & Paper - 0.03%
Asplundh Tree Expert LLC
0.00%, 09/07/2027
(o),(q)
1,132 1,133
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.04%
Alliance Laundry Systems LLC
4.25%, 09/30/2027
(o)
750 752
1 Month USD LIBOR + 3.50%
Apex Tool Group LLC
6.50%, 08/01/2024
(o)
762 761
3 Month USD LIBOR + 5.50%
$ 1,513
Healthcare - Products - 0.19%
Carestream Health Inc
5.50%, PIK 8.00%, 08/08/2023
(o),(p)
615 543
1 Month USD LIBOR + 4.50%
7.75%, 05/08/2023
(o)
1,276 1,271
1 Month USD LIBOR + 6.75%
CPI Holdco LLC
4.12%, 11/04/2026
(o)
1,367 1,371
1 Month USD LIBOR + 4.00%
LifeScan Global Corp
6.24%, 10/01/2024
(o)
869 842
3 Month USD LIBOR + 6.00%
Viant Medical Holdings Inc
3.86%, 07/02/2025
(o)
1,183 1,154
3 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Vyaire Medical Inc
5.75%, 04/11/2025
(o)
$ 1,421 $ 1,214
3 Month USD LIBOR + 4.75%
$ 6,395
Healthcare - Services - 0. 66%
Air Methods Corp
4.50%, 04/12/2024
(o)
640 620
3 Month USD LIBOR + 3.50%
Ardnet Health Services LLC
4.75%, 06/30/2025
(o)
1,653 1,661
1 Month USD LIBOR + 3.75%
Aspen Dental Management Inc
3.75%, 12/23/2027
(o)
607 604
1 Month USD LIBOR + 3.25%
Athena Health Care Associates, Inc
4.45%, 02/11/2026
(o)
442 444
1 Month USD LIBOR + 4.25%
ATI Holdings Acquisition Inc
4.50%, 05/10/2023
(o)
643 642
3 Month USD LIBOR + 3.50%
BrightSpring Health
0.00%, 03/05/2026
(o),(q)
1,496 1,497
BW NHHC Holdco Inc
5.19%, 05/15/2025
(o)
1,319 1,209
3 Month USD LIBOR + 5.00%
Catalent
2.50%, 02/22/2028
(o)
484 485
1 Month USD LIBOR + 2.00%
Envision Healthcare Corp
3.86%, 10/10/2025
(o)
1,630 1,398
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
3.87%, 02/05/2027
(o)
481 473
1 Month USD LIBOR + 3.75%
3.87%, 02/18/2027
(o)
113 111
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
2.94%, 07/02/2025
(o)
1,026 1,026
1 Month USD LIBOR + 2.75%
Global Medical Response Inc
5.75%, 09/24/2025
(o)
2,000 2,000
1 Month USD LIBOR + 4.75%
HCA Inc
1.86%, 03/18/2026
(o)
831 832
1 Month USD LIBOR + 1.75%
1.87%, 03/13/2025
(o)
291 292
1 Month USD LIBOR + 1.75%
Heartland Dental LLC
3.62%, 04/18/2025
(o)
121 119
3 Month USD LIBOR + 3.75%
LifePoint Health Inc
3.87%, 11/14/2025
(o)
2,662 2,664
1 Month USD LIBOR + 3.75%
MMM Holdings LLC
6.75%, 10/30/2026
(o)
941 942
1 Month USD LIBOR + 5.75%
PPD Inc
2.75%, 01/13/2028
(o)
719 722
1 Month USD LIBOR + 2.25%
Quorum Health Corp
9.25%, 04/29/2025
(o)
342 347
3 Month USD LIBOR + 8.25%
Schumacher Group
0.00%, 02/23/2028
(o),(q)
1,315 1,295
Select Medical Corp
2.53%, 03/06/2025
(o)
1,248 1,245
3 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
57
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Surgery Center Holdings Inc
4.25%, 02/01/2026
(o)
$ 1,752 $ 1,745
3 Month USD LIBOR + 3.25%
US Radiology Specialists Inc
6.25%, 12/10/2027
(o)
600 604
1 Month USD LIBOR + 5.50%
$ 22 ,9 77
Home Furnishings - 0.02%
Mattress Firm Inc
6.25%, 11/24/2027
(o)
735 747
1 Month USD LIBOR + 5.25%
Insurance - 0.14%
Acrisure LLC
3.61%, 02/12/2027
(o)
1,544 1,533
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
3.36%, 05/09/2025
(o)
910 903
1 Month USD LIBOR + 3.25%
BroadStreet Partners Inc
3.36%, 01/27/2027
(o)
615 611
1 Month USD LIBOR + 3.25%
4.75%, 01/27/2027
(o)
235 236
1 Month USD LIBOR + 3.75%
HUB International Ltd
2.97%, 04/25/2025
(o)
1,270 1,256
1 Month USD LIBOR + 2.75%
4.00%, 04/25/2025
(o)
320 321
1 Month USD LIBOR + 3.25%
$ 4,860
Internet - 0.05%
Ancestry.com
3.75%, 12/06/2027
(o)
350 349
1 Month USD LIBOR + 3.25%
CNT Holdings I Corp
4.50%, 10/16/2027
(o)
1,000 1,004
1 Month USD LIBOR + 3.75%
Uber Technologies
0.00%, 04/04/2025
(o),(q)
330 331
1 Month USD LIBOR + 3.50%
$ 1,684
Leisure Products & Services - 0.17%
Alterra Mountain Co
2.86%, 07/31/2024
(o)
1,016 1,008
1 Month USD LIBOR + 2.75%
Callaway Golf Co
4.61%, 01/02/2026
(o)
433 435
3 Month USD LIBOR + 4.50%
Carnival Corp
8.50%, 06/30/2025
(o)
432 448
1 Month USD LIBOR + 7.50%
ClubCorp Holdings Inc
3.00%, 08/16/2024
(o)
1,774 1,672
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.00%, 03/08/2024
(o)
1,249 1,120
3 Month USD LIBOR + 3.00%
Life Time Inc
5.75%, 12/10/2024
(o)
1,000 997
1 Month USD LIBOR + 4.75%
$ 5,680
Lodging - 0.16%
Boyd Gaming Corp
2.34%, 09/15/2023
(o)
1,679 1,676
3 Month USD LIBOR + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Caesars Resort Collection LLC
2.86%, 12/22/2024
(o)
$ 2,044 $ 2,025
3 Month USD LIBOR + 2.75%
4.62%, 07/20/2025
(o)
998 1,000
1 Month USD LIBOR + 4.50%
CityCenter Holdings LLC
3.00%, 04/18/2024
(o)
579 574
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
1.87%, 06/18/2026
(o)
399 398
3 Month USD LIBOR + 1.75%
$ 5,673
Machinery - Construction & Mining - 0.11%
TNT Crane & Rigging Inc
7.50%, 10/16/2024
(o)
3,000 3,120
1 Month USD LIBOR + 6.50%
Vertiv Group Corp
3.12%, 02/11/2027
(o)
742 743
1 Month USD LIBOR + 3.00%
$ 3,863
Machinery - Diversified - 0.06%
Altra Industrial Motion Corp
2.12%, 10/01/2025
(o)
370 370
3 Month USD LIBOR + 2.00%
Gardner Denver Inc
2.86%, 03/01/2027
(o)
263 262
1 Month USD LIBOR + 2.75%
NN Inc
5.86%, 10/19/2022
(o)
139 138
1 Month USD LIBOR + 5.75%
6.50%, 10/19/2022
(o)
109 109
1 Month USD LIBOR + 5.75%
Vertical US Newco Inc
4.48%, 06/30/2027
(o)
1,247 1,257
1 Month USD LIBOR + 4.25%
$ 2,136
Media - 0.49%
Altice Financing SA
2.86%, 07/15/2025
(o)
1,803 1,784
3 Month USD LIBOR + 2.75%
CSC Holdings LLC
2.36%, 07/17/2025
(o)
492 489
3 Month USD LIBOR + 2.25%
2.61%, 04/27/2027
(o)
1,068 1,063
1 Month USD LIBOR + 2.50%
Entercom Media Corp
2.62%, 11/18/2024
(o)
514 505
1 Month USD LIBOR + 2.50%
EW Scripps Co/The
3.31%, 05/01/2026
(o)
1,459 1,453
1 Month USD LIBOR + 2.56%
Gray Television Inc
2.37%, 02/07/2024
(o)
323 321
3 Month USD LIBOR + 2.25%
2.62%, 01/02/2026
(o)
387 387
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(o)
1,055 1,040
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
3.11%, 05/01/2026
(o)
1,193 1,181
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
5.11%, 10/22/2026
(o)
1,065 1,074
1 Month USD LIBOR + 5.00%
McGraw Hill LLC
5.75%, 11/01/2024
(o)
1,824 1,820
1 Month USD LIBOR + 4.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
58
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Meredith Corp
5.25%, 01/31/2025
(o)
$ 433 $ 440
1 Month USD LIBOR + 4.25%
Nexstar Broadcasting Inc
2.36%, 01/17/2024
(o)
1,053 1,052
3 Month USD LIBOR + 2.25%
2.87%, 09/18/2026
(o)
966 967
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
2.12%, 10/04/2023
(o)
666 665
3 Month USD LIBOR + 2.00%
Radiate Holdco LLC
4.25%, 09/11/2026
(o)
400 401
1 Month USD LIBOR + 3.50%
Sinclair Television Group Inc
2.35%, 01/03/2024
(o)
391 389
3 Month USD LIBOR + 2.25%
Univision Communications Inc
3.75%, 03/15/2024
(o)
307 307
3 Month USD LIBOR + 2.75%
WideOpenWest Finance LLC
4.25%, 08/18/2023
(o)
387 387
3 Month USD LIBOR + 3.25%
Ziggo Financing Partnership
2.61%, 04/17/2028
(o)
1,125 1,118
1 Month USD LIBOR + 2.50%
$ 16,843
Miscellaneous Manufactur ers - 0.05%
Gates Global
0.00%, 02/19/2027
(o),(q)
1,004 1,004
Klockner Pentaplast Ltd
0.00%, 02/04/2026
(o),(q)
602 602
1 Month USD LIBOR + 4.75%
$ 1,606
Office & Business Equipment - 0.01%
Pitney Bowes Inc
5.63%, 01/17/2025
(o)
353 351
1 Month USD LIBOR + 5.50%
Oil & Gas - 0.18%
CITGO Petroleum Corp
7.25%, 03/28/2024
(o)
463 464
1 Month USD LIBOR + 6.25%
Delek US Holdings Inc
2.36%, 03/30/2025
(o)
943 923
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(o)
1,158 1,160
1 Month USD LIBOR + 5.50%
Fieldwood Energy LLC
0.00%, 04/11/2022
(d),(o)
8,736 2,504
3 Month USD LIBOR + 5.25%
0.00%, 04/11/2023
(d),(o)
3,648 1
3 Month USD LIBOR + 7.25%
9.75%, 08/04/2021
(o)
128 132
1 Month USD LIBOR + 8.75%
Gulf Finance LLC
6.25%, 08/25/2023
(o)
1,408 1,087
3 Month USD LIBOR + 5.25%
$ 6,271
Oil & Gas Services - 0.04%
PGS ASA
7.65%, 03/19/2024
(o)
1,572 1,253
3 Month USD LIBOR + 5.50%
Packaging & Containers - 0.14%
Berry Global
0.00%, 07/01/2026
(o),(q)
1,433 1,432
Graham Packaging
0.00%, 08/04/2027
(o),(q)
681 682
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Pactiv Evergreen Group Holdings Inc
2.87%, 02/05/2023
(o)
$ 742 $ 740
1 Month USD LIBOR + 3.00%
PLZ Aeroscience
0.00%, 08/03/2026
(o),(q)
1,122 1,118
TricorBraun
0.00%, 01/29/2028
(o),(q)
780 778
0.00%, 01/29/2028
(o),(q)
175 175
$ 4,925
Pharmaceuticals - 0.35%
Amneal Pharmaceuticals LLC
3.62%, 05/04/2025
(o)
689 678
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
2.86%, 11/14/2025
(o)
1,048 1,047
3 Month USD LIBOR + 2.75%
3.11%, 05/19/2025
(o)
2,548 2,550
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(o)
1,581 1,583
1 Month USD LIBOR + 2.50%
Gainwell Acquisition Corp
4.75%, 08/17/2027
(o)
1,865 1,859
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
2.09%, 11/15/2027
(o)
922 919
1 Month USD LIBOR + 2.00%
Mallinckrodt International Finance SA
5.50%, 09/24/2024
(o)
2,493 2,405
3 Month USD LIBOR + 2.75%
5.75%, 02/24/2025
(o)
1,062 1,027
3 Month USD LIBOR + 3.00%
$ 12,068
Pipelines - 0.09%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(o)
460 452
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
3.74%, 09/30/2024
(o)
970 970
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
1.87%, 11/01/2026
(o)
589 588
1 Month USD LIBOR + 2.25%
Traverse Midstream Partners LLC
6.50%, 09/21/2024
(o)
1,146 1,138
1 Month USD LIBOR + 5.50%
$ 3,148
Real Estate - 0.09%
Brookfield Retail Holdings VII Sub 3 LLC
3.11%, 08/27/2023
(o)
2,516 2,463
3 Month USD LIBOR + 3.00%
Realogy Group LLC
2.11%, 02/08/2023
(o)
291 289
1 Month USD LIBOR + 2.25%
3.00%, 02/08/2025
(o)
172 171
3 Month USD LIBOR + 2.25%
$ 2,923
REITs - 0.03%
Blackstone Mortgage Trust Inc
2.37%, 04/23/2026
(o)
979 964
1 Month USD LIBOR + 2.25%
Retail - 0.24%
1011778 BC ULC
1.86%, 11/14/2026
(o)
1,093 1,082
1 Month USD LIBOR + 1.75%
Academy Ltd
5.75%, 10/28/2027
(o)
1,000 1,000
1 Month USD LIBOR + 5.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
59
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Belk Inc
0.00%, 07/31/2025
(o),(q)
$ 116 $ 113
9.75%, 07/31/2025
(o)
1,386 527
1 Month USD LIBOR + 6.75%
BJ's Wholesale Club Inc
2.11%, 02/03/2024
(o)
82 82
1 Month USD LIBOR + 2.00%
CWGS Group LLC
3.50%, 11/08/2023
(o)
2,420 2,417
3 Month USD LIBOR + 2.75%
EG America LLC
4.25%, 02/07/2025
(o)
717 714
3 Month USD LIBOR + 4.00%
LS Group OpCo Acquistion LLC
4.25%, 10/26/2027
(o)
750 751
1 Month USD LIBOR + 3.50%
Petsmart Inc
0.00%, 01/28/2028
(o),(q)
160 161
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(o)
61 61
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(o)
382 359
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
3.11%, 05/23/2025
(o)
395 391
3 Month USD LIBOR + 3.25%
Staples Inc
5.20%, 04/09/2026
(o)
468 458
3 Month USD LIBOR + 5.00%
$ 8,116
Semiconductors - 0.07%
Bright Bidco BV
4.50%, 06/30/2024
(o)
2,717 2,071
3 Month USD LIBOR + 3.50%
MACOM Technology Solutions Holdings Inc
2.36%, 05/17/2024
(o)
374 370
3 Month USD LIBOR + 2.25%
$ 2,441
Software - 0.87%
Blackboard Inc
7.00%, 06/28/2024
(o)
1,716 1,708
1 Month USD LIBOR + 6.00%
BMC Software Inc
0.00%, 10/02/2025
(o),(q)
321 321
1 Month USD LIBOR + 3.75%
BY Crown Parent LLC
4.00%, 01/31/2026
(o)
345 346
1 Month USD LIBOR + 3.00%
Camelot Finance SA
3.12%, 10/30/2026
(o)
450 450
1 Month USD LIBOR + 3.00%
Cengage Learning Inc
5.25%, 06/07/2023
(o)
2,064 2,032
3 Month USD LIBOR + 4.25%
Ceridian HCM Holding Inc
2.59%, 04/04/2025
(o)
766 762
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
5.75%, 09/30/2023
(o)
667 632
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
3.38%, 02/06/2026
(o)
1,041 1,042
1 Month USD LIBOR + 3.25%
Dynatrace LLC
2.37%, 08/08/2025
(o)
181 181
1 Month USD LIBOR + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Epicor Software Corp
4.00%, 07/30/2027
(o)
$ 2,159 $ 2,169
1 Month USD LIBOR + 3.25%
Finastra USA Inc
4.51%, 06/13/2024
(o)
2,331 2,306
3 Month USD LIBOR + 3.50%
Greeneden US Holdings II LLC
4.75%, 10/08/2027
(o)
2,761 2,772
1 Month USD LIBOR + 4.00%
Greenway Health LLC
4.75%, 02/16/2024
(o)
315 298
3 Month USD LIBOR + 4.25%
Informatica LLC
3.36%, 02/14/2027
(o)
1,013 1,011
1 Month USD LIBOR + 3.25%
MA FinanceCo LLC
2.87%, 06/21/2024
(o)
308 305
3 Month USD LIBOR + 2.50%
5.25%, 05/29/2025
(o)
258 261
1 Month USD LIBOR + 4.25%
Rackspace Hosting
0.00%, 02/03/2028
(o),(q)
451 450
RealPage
0.00%, 02/18/2028
(o),(q)
675 675
Riverbed Technology Inc
7.00%, 12/31/2025
(o)
1,759 1,708
1 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
2.86%, 06/21/2024
(o)
2,080 2,058
3 Month USD LIBOR + 2.50%
Skillsoft
8.50%, 04/27/2025
(o)
1,503 1,496
3 Month USD LIBOR + 7.50%
Software Luxembourg Acquisition Sarl
8.50%, 12/27/2024
(o)
465 475
1 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 10/07/2027
(o)
1,048 1,050
1 Month USD LIBOR + 3.75%
SS&C Technologies Inc
1.86%, 04/16/2025
(o)
285 284
1 Month USD LIBOR + 1.75%
1.86%, 04/16/2025
(o)
217 216
1 Month USD LIBOR + 1.75%
1.86%, 04/16/2025
(o)
1,282 1,277
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
3.89%, 06/30/2026
(o)
319 318
1 Month USD LIBOR + 3.75%
UKG Inc
3.86%, 05/03/2026
(o)
1,224 1,229
3 Month USD LIBOR + 3.75%
4.75%, 05/04/2026
(o)
442 444
1 Month USD LIBOR + 3.25%
Xperi Holding Corp
4.11%, 06/01/2025
(o)
145 146
1 Month USD LIBOR + 4.00%
Zelis
3.62%, 09/30/2026
(o)
1,024 1,025
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
3.12%, 02/02/2026
(o)
563 563
1 Month USD LIBOR + 3.00%
$ 30,010
Telecommunications - 0.97%
Altice France SA/France
4.20%, 08/14/2026
(o)
1,919 1,915
3 Month USD LIBOR + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
60
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Avaya Inc
0.00%, 12/15/2027
(o),(q)
$ 223 $ 223
4.36%, 12/15/2027
(o)
2,324 2,331
1 Month USD LIBOR + 4.25%
CommScope Inc
3.36%, 04/06/2026
(o)
1,262 1,259
3 Month USD LIBOR + 3.25%
6.50%, 09/06/2024
(o)
5,941 5,926
3 Month USD LIBOR + 3.25%
Connect Finco SARL
4.50%, 12/11/2026
(o)
1,113 1,116
1 Month USD LIBOR + 3.50%
Delta Topco Inc
4.50%, 10/07/2027
(o)
1,500 1,507
1 Month USD LIBOR + 3.75%
Frontier Communications Corp
5.75%, 10/08/2021
(o)
55 55
1 Month USD LIBOR + 4.75%
GTT Communications
8.50%, 12/28/2021
(o)
30 30
1 Month USD LIBOR + 4.00%
GTT Communications Inc
3.00%, 05/31/2025
(o)
344 268
3 Month USD LIBOR + 2.75%
Intelsat Jackson Holdings SA
6.50%, 07/13/2022
(o)
2,746 2,786
1 Month USD LIBOR + 5.50%
7.89%, 11/27/2023
(o)
5,816 5,898
1 Month USD LIBOR + 3.75%
8.63%, 01/02/2024
(o)
1,425 1,452
Intrado Corp
4.50%, 10/10/2024
(o)
291 285
3 Month USD LIBOR + 3.50%
5.00%, 10/10/2024
(o)
2,853 2,812
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
3.76%, 11/04/2026
(o)
1,586 1,593
1 Month USD LIBOR + 2.75%
Lumen Technologies Inc
2.36%, 03/15/2027
(o)
381 379
1 Month USD LIBOR + 2.25%
Maxar Technologies Ltd
2.87%, 10/05/2024
(o)
1,251 1,238
1 Month USD LIBOR + 2.75%
MLN US Holdco LLC
4.61%, 11/30/2025
(o)
357 333
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.62%, 07/02/2025
(o)
852 848
3 Month USD LIBOR + 2.50%
Windstream Services II LLC
7.25%, 08/11/2027
(o)
885 886
1 Month USD LIBOR + 6.25%
Zayo Group Holdings Inc
3.11%, 02/19/2027
(o)
196 196
1 Month USD LIBOR + 3.00%
$ 33,336
Transportation - 0.0 2%
Genesee & Wyoming Inc
2.25%, 11/06/2026
(o)
308 308
1 Month USD LIBOR + 2.00%
XPO Logistics
0.00%, 02/24/2025
(o),(q)
394 394
$ 702
TOTAL SENIOR FLOATING RATE INTERESTS $ 260,766
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 22.94%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 6.30%
0.08%, 01/31/2023
(l)
$ 15,000 $ 15,001
US Treasury 3 Month Bill Money Market
Yield + 0.10%
0.09%, 07/31/2022
(l)
63,000 63,016
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.09%, 10/31/2022
(l)
69,000 69,018
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.13%, 02/28/2023
(l),(r)
3,000 2,999
0.14%, 04/30/2022
(l)
25,000 25,026
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.33%, 10/31/2021
(l)
30,000 30,059
US Treasury 3 Month Bill Money Market
Yield + 0.30%
1.13%, 08/15/2040 1,495 1,260
1.38%, 11/15/2040 8,555 7,544
1.38%, 08/15/2050 870 714
1.88%, 02/15/2041
(r)
2,710 2,613
$ 217,250
U.S. Treasury Bill - 0.96%
0.05%, 08/12/2021
(n)
1,000 1,000
0.07%, 05/06/2021
(l),(n)
3,000 3,000
0.09%, 03/02/2021
(l),(n)
5,000 5,000
0.09%, 04/27/2021
(l),(n)
7,000 6,999
0.09%, 05/27/2021
(n)
1,000 1,000
0.09%, 06/10/2021
(l),(n)
5,500 5,499
0.09%, 06/17/2021
(l),(n)
2,000 2,000
0.09%, 07/08/2021
(l),(n)
2,500 2,500
0.11%, 04/08/2021
(n)
1,000 1,000
0.12%, 03/11/2021
(n)
5,000 5,000
$ 32,998
U.S. Treasury Inflation-Indexed Obligations - 15.68%
0.13%, 04/15/2022 8,672 8,912
0.13%, 07/15/2022 15,732 16,350
0.13%, 01/15/2023 24,013 25,118
0.13%, 07/15/2024 15,463 16,671
0.13%, 10/15/2024 10,924 11,776
0.13%, 04/15/2025 12,106 13,064
0.13%, 10/15/2025 3,137 3,415
0.13%, 07/15/2026 13,168 14,397
0.13%, 01/15/2030 17,175 18,651
0.13%, 07/15/2030
(s)
21,685 23,613
0.13%, 01/15/2031 11,227 12,160
0.13%, 02/15/2051 3,165 3,270
0.25%, 01/15/2025 11,413 12,361
0.25%, 07/15/2029 14,429 15,903
0.25%, 02/15/2050 8,622 9,083
0.38%, 07/15/2023 20,148 21,513
0.38%, 07/15/2025 18,435 20,263
0.38%, 01/15/2027 17,549 19,389
0.38%, 07/15/2027
(s)
16,478 18,315
0.50%, 04/15/2024 11,970 12,923
0.50%, 01/15/2028
(s)
19,347 21,617
0.63%, 04/15/2023 19,816 21,029
0.63%, 01/15/2024 19,235 20,777
0.63%, 01/15/2026 12,801 14,233
0.63%, 02/15/2043 6,531 7,458
0.75%, 07/15/2028 17,504 20,000
0.75%, 02/15/2042 8,722 10,206
0.75%, 02/15/2045 10,284 12,113
0.88%, 01/15/2029 12,080 13,908
0.88%, 02/15/2047 6,140 7,462
1.00%, 02/15/2046 5,893 7,301
1.00%, 02/15/2048 5,139 6,456
1.00%, 02/15/2049 5,119 6,468

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
61
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.38%, 02/15/2044 $ 9,198 $ 12,146
1.75%, 01/15/2028 4,867 5,878
2.00%, 01/15/2026 7,934 9,380
2.13%, 02/15/2040 3,539 5,100
2.13%, 02/15/2041 5,211 7,595
2.38%, 01/15/2025 6,361 7,437
2.38%, 01/15/2027 7,441 9,134
2.50%, 01/15/2029 4,272 5,494
3.38%, 04/15/2032 3,296 4,842
3.63%, 04/15/2028 5,664 7,638
3.88%, 04/15/2029 301 424
$ 541,243
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 791,491
TOTAL PURCHASED OPTIONS - 0.00% $ 199
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.07% $ 2,367
TOTAL PURCHASED CAPPED OPTIONS - 0.00% $ 209
Total Investments $ 3,453,124
Other Assets and Liabilities -  (0.07)% (2,294)
TOTAL NET ASSETS - 100.00% $ 3,450,830
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,231 or 0.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,309 or 0.36% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $191,530 or 5.55% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
( i ) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,496 or 0.07%
of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(m) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $27,199 or 0.79% of net assets.
(n) Rate shown is the discount rate of the original purchase.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) This Senior Floating Rate Note will settle after February 28, 2021, at which time the interest rate will be determined.
(r) Security purchased on a when-issued basis.
(s) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,863 or 0.05% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 31.73%
Energy 12.27%
Utilities 10.81%
Basic Materials 10.35%
Financial 9.77%
Industrial 7.04%
Consumer, Non-cyclical 5.72%
Mortgage Securities 3.60%
Money Market Funds 3.44%
Consumer, Cyclical 1.84%
Communications 1.82%
Technology 1.22%
Investment Companies 0.31%
Diversified 0.08%
Purchased Interest Rate Swaptions 0.07%
Purchased Capped Options 0.00%
Purchased Options 0.00%
Other Assets and Liabilities
(0.07)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 69,408 $ 1,194,098 $ 1,151,852 $ 111,654
$ 69,408 $ 1,194,098 $ 1,151,852 $ 111,654
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
62
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advanz Pharma Corp Ltd 08/08/2018 $ 209 $ 256 0.01%
Fieldwood Energy LLC 04/05/2018-08/29/2018 329 — 0.00%
Millennium Health LLC 03/15/2016 — 22 0.00%
Millennium Health LLC 03/15/2016 — 20 0.00%
Total $ 298 0.01%
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 32,760 0.30% 02/15/2022 $ 58 $ 188 $ 130
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive 3,630 0.30% 02/15/2022 15 21 6
Total $ 73 $ 209 $ 136
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 14,130 0.55% 02/15/2022 $ (12) $ (52) $ (40)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 19,100 0.55% 02/15/2022 (19) (70) (51)
Total $ (31) $ (122) $ (91)
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Citigroup Inc 1 EUR 1,245 EUR 0.88 08/09/2021 $ 28 $ 22 $ (6)
Call - 90 Day Eurodollar Future;
December 2021
N/A 102 $ 255 $ 99.75 12/14/2021 22 19 (3)
Put - 90 Day Eurodollar Future;
September 2022
N/A 78 195 $ 99.63 09/13/2021 5 16 11
Put - 90 Day Eurodollar Future;
September 2023
N/A 78 195 $ 99.50 09/13/2021 24 92 68
Put - US 10 Year Note Future; June
2021
N/A 11 11 $ 132.00 05/24/2021 13 13 —
Put - US 10 Year Note Future; June
2021
N/A 19 19 $ 134.50 03/29/2021 11 37 26
Total $ 103 $ 199 $ 96
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 34 $ 85 $ 100.00 12/14/2021 $ (6) $ (1) $ 5
Call - 90 Day Eurodollar Future;
December 2021
N/A 68 170 $ 99.38 12/14/2021 (36) (70) (34)
Call - US 10 Year Note Future;
June 2021
N/A 11 11 $ 134.00 05/24/2021 (9) (9) —
Put - 90 Day Eurodollar Future;
September 2022
N/A 78 195 $ 99.75 09/13/2021 (8) (25) (17)
Put - 90 Day Eurodollar Future;
September 2023
N/A 78 195 $ 99.38 09/13/2021 (16) (75) (59)
Put - US 10 Year Note Future; June
2021
N/A 19 19 $ 133.50 03/29/2021 (5) (24) (19)
Total $ (80) $ (204) $ (124)
Amounts in thousands except contracts/shares.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
63
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 3,565 1.15% 01/09/2025 $ 14 $ 12 $ (2)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 10,630 1.60% 02/25/2025 57 56 (1)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 12,270 1.25% 01/14/2025 53 47 (6)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 18,510 1.62% 02/25/2025 103 100 (3)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 126 66
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 190 100
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 56 24
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 55 23
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 28 (31)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 155 86
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 280 1.42% 06/06/2025 20 7 (13)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.42% 06/06/2025 27 12 (15)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.28% 06/05/2025 28 11 (17)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 740 0.89% 05/01/2025 40 10 (30)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 6 12 6
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 41 22
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 54 22
Call - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Pay JPY 3,760 0.78% 04/19/2021 2 2 —
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 22 10
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 2,140 1.67% 01/08/2026 55 41 (14)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,630 1.60% 02/25/2025 53 69 16
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,565 1.15% 01/09/2025 15 31 16
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 12,270 1.25% 01/14/2025 53 99 46
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 18,510 1.62% 02/25/2025 103 118 15
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 59 101 42
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 28 (5)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 54 (15)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 90 39 (51)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 20 (12)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 31 20 (11)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 27 (33)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 1 (102)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 505 1.28% 06/05/2025 28 54 26

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
64
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 740 0.89% 05/01/2025 $ 40 $ 99 $ 59
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.42% 06/06/2025 27 49 22
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 320 2.50% 06/21/2024 4 11 7
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 280 1.42% 06/06/2025 12 27 15
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 16 (3)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 39 (15)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 5 (1)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 31 20 (11)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 69 (19)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 47 (7)
Put - 20 Year Interest Rate
Swap
Deutsche Bank AG 6 Month JPY LIBOR Receive JPY 3,760 0.78% 04/19/2021 2 — (2)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive 39,560 0.78% 04/19/2021 12 — (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,390 3.80% 06/08/2021 54 — (54)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,210 2.85% 05/10/2022 128 40 (88)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,140 1.67% 01/08/2026 56 96 40
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,480 2.10% 02/04/2026 97 151 54
Total $ 2,223 $ 2,367 $ 144
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 880 0.37% 03/18/2021 $ (2) $ (2) $ —
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 9,290 0.41% 03/18/2021 (16) (20) (4)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,100 1.25% 01/02/2023 (36) (16) 20
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,970 1.23% 12/16/2022 (65) (27) 38
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (74) (296) (222)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,220 1.25% 01/28/2022 (29) (13) 16
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (155) (71)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,245 1.35% 02/23/2022 (52) (44) 8
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,000 1.44% 01/10/2023 (65) (38) 27
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,150 1.62% 02/21/2022 (30) (26) 4
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,070 0.90% 10/01/2021 (4) (4) —
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,330 1.00% 01/28/2022 (18) (8) 10
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,245 1.04% 01/21/2022 (44) (21) 23
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,140 0.74% 05/03/2022 (39) (5) 34

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
65
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 985 1.24% 12/19/2022 $ (32) $ (14) $ 18
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.23% 12/19/2022 (33) (14) 19
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 915 1.06% 10/12/2022 (31) (9) 22
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.72% 06/30/2021 (31) (1) 30
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 110 0.74% 05/03/2022 (3) (1) 2
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 890 1.57% 01/13/2023 (30) (21) 9
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,680 0.74% 04/20/2021 (46) — 46
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 9,250 0.41% 02/24/2022 (23) (20) 3
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (41) — 41
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 27,720 2.15% 05/28/2021 (78) — 78
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) — 62
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (22) (31) (9)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (31) (8)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,100 1.25% 01/02/2023 (36) (85) (49)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,150 1.62% 02/21/2022 (31) (40) (9)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (73) — 73
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,216 1.60% 03/07/2022 (20) (44) (24)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,245 1.85% 02/23/2022 (57) (78) (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,670 1.00% 06/02/2021 (71) (267) (196)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,220 1.25% 01/28/2022 (29) (68) (39)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) — 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (85) (58) 27
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,070 1.05% 06/14/2021 (16) (58) (42)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (45) (25) 20
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.10% 01/07/2022 (45) (27) 18
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,970 1.23% 12/16/2022 (64) (155) (91)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (7) 1
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (14) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (36) 104
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.44% 01/10/2023 (65) (131) (66)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.24% 12/19/2022 (32) (76) (44)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,140 1.45% 10/01/2021 (15) (72) (57)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 680 1.15% 01/11/2022 (10) (42) (32)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
66
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 915 1.06% 10/12/2022 $ (31) $ (79) $ (48)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 100 1.05% 06/14/2021 (1) (5) (4)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.72% 06/30/2021 (31) (101) (70)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,245 1.54% 01/21/2022 (44) (119) (75)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.23% 12/19/2022 (32) (77) (45)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 160 2.25% 08/21/2024 (2) (7) (5)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,330 1.50% 01/28/2022 (18) (52) (34)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 110 0.74% 05/03/2022 (4) (11) (7)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 440 1.00% 06/02/2021 (7) (25) (18)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,790 1.60% 03/07/2022 (19) (65) (46)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,140 0.74% 05/03/2022 (40) (117) (77)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 7,110 1.35% 07/13/2021 (85) (237) (152)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,935 1.60% 03/07/2022 (32) (70) (38)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/04/2022 (22) (45) (23)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/01/2022 (22) (44) (22)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (10) 3
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (28) (20) 8
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 890 1.57% 01/13/2023 (30) (51) (21)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (42) 12
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (26) 7
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (33) (29) 4
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (19) (17) 2
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (52) (80) (28)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,680 0.74% 04/20/2021 (47) (130) (83)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,760 1.95% 01/31/2022 (41) (34) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,570 0.00% 07/02/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,110 0.10% 03/30/2021 (35) — 35
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (26) — 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.15% 08/10/2021 (8) (1) 7
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 8,490 0.25% 09/07/2021 (14) (4) 10
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,500 0.05% 07/06/2021 (5) — 5

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
67
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,200 0.00% 06/21/2021 $ (5) $ — $ 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (27) — 27
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (12) — 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,950 0.11% 05/18/2021 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.00% 06/28/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 9,250 0.41% 02/24/2022 (23) (46) (23)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 7,790 0.15% 04/20/2021 (28) — 28
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 3,140 0.08% 06/01/2021 (9) — 9
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 6,710 1.10% 02/04/2022 (35) (107) (72)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,330 0.60% 09/07/2021 (18) (81) (63)
Total $ (2,968) $ (3,833) $ (865)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; July 2021
(a)
Long 94 $ 5,926 $ 486
Brent Crude; May 2021
(a)
Long 165 10,629 2,475
Cocoa; May 2021
(a)
Short 1,071 27,889 (1,825)
Coffee 'C'; May 2021
(a)
Long 81 4,177 (15)
Copper; July 2021
(a)
Long 277 28,327 3,736
Copper; May 2021
(a)
Long 27 2,762 367
Corn; May 2021
(a)
Long 109 2,984 —
Corn; September 2021
(a)
Long 1,082 26,482 961
Cotton No.2; July 2021
(a)
Short 1 45 (1)
Cotton No.2; May 2021
(a)
Long 396 17,588 (439)
Euro Bond 10 Year Bond; March 2021 Short 19 3,975 98
Euro Buxl 30 Year Bond; March 2021 Short 12 3,038 114
Euro Schatz; March 2021 Short 121 16,376 (5)
Euro-BTP; March 2021 Short 26 4,699 66
Feeder Cattle; April 2021
(a)
Short 34 2,424 35
Feeder Cattle; May 2021
(a)
Short 268 19,440 136
Gasoline RBOB; May 2021
(a)
Long 243 19,817 411
Gold 100 oz ; April 2021
(a)
Long 2 346 (26)
Gold 100 oz ; June 2021
(a)
Long 80 13,853 (850)
KC HRW Wheat; July 2021
(a)
Short 31 989 (24)
KC HRW Wheat; May 2021
(a)
Short 28 887 (20)
Lean Hogs; April 2021
(a)
Short 285 9,935 (1,437)
Live Cattle; April 2021
(a)
Short 132 6,336 25
LME Lead; June 2021
(a)
Short 245 12,587 586
LME Lead; May 2021
(a)
Short 50 2,565 81
LME Nickel; June 2021
(a)
Long 120 13,377 437
LME Nickel; March 2021
(a)
Short — — (964)
LME PRI Alum; June 2021
(a)
Short 102 5,506 (149)
LME PRI Alum; March 2021
(a)
Short — — 17
LME Zinc; July 2021
(a)
Short — — (14)
LME Zinc; June 2021
(a)
Short — — (37)
LME Zinc; March 2021
(a)
Short — — 538
LME Zinc; May 2021
(a)
Short 85 5,932 84
Low Sulphur Gasoline; May 2021
(a)
Long 225 11,992 124
Natural Gas; April 2022
(a)
Short 811 19,967 843

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
68
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Natural Gas; July 2021
(a)
Short 91 $ 2,656 $ (1)
Natural Gas; March 2022
(a)
Long 811 23,462 (608)
NY Harb ULSD; May 2021
(a)
Long 376 28,977 2,027
Palladium; June 2021
(a)
Short 85 19,665 711
Platinum; April 2021
(a)
Short 69 4,089 (259)
Short Term Euro-BTP; March 2021 Long 106 14,444 10
Silver; July 2021
(a)
Long 39 5,162 (562)
Silver; May 2021
(a)
Long 7 925 (23)
Silver; September 2021
(a)
Long 18 2,385 (283)
Soybean Meal; December 2021
(a)
Short 98 3,709 17
Soybean Meal; July 2021
(a)
Short 50 2,094 20
Soybean Meal; May 2021
(a)
Short 315 13,274 178
Soybean Oil; December 2021
(a)
Long 356 9,465 270
Soybean Oil; May 2021
(a)
Long 321 9,618 94
Soybean; May 2021
(a)
Long 67 4,704 23
Soybean; November 2021
(a)
Long 231 14,126 1,063
Sugar #11; July 2021
(a)
Long 281 4,988 (177)
Sugar #11; May 2021
(a)
Long 563 10,373 (425)
US 10 Year Note; June 2021 Short 70 9,290 113
US 10 Year Ultra Note; June 2021 Short 72 10,609 73
US 2 Year Note; June 2021 Long 70 15,454 (13)
US 5 Year Note; June 2021 Long 176 21,818 (176)
US Long Bond; June 2021 Short 2 318 3
US Ultra Bond; June 2021 Short 24 4,538 13
Wheat; May 2021
(a)
Long 311 10,267 49
WTI Crude; June 2021
(a)
Long 993 60,315 15,955
WTI Crude; May 2021
(a)
Short 1,093 66,924 (2,858)
Total $ 21,048
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 03/03/2021 JPY 357,457 $ 3,402 $ — $ (48)
ANZ Stockbroking 03/03/2021 $ 9,667 NZD 13,573 — (140)
Bank of America NA 03/03/2021 EUR 7,920 $ 9,687 — (131)
Bank of America NA 03/03/2021 $ 989 EUR 820 — (1)
Bank of America NA 03/17/2021 $ 681 EUR 560 5 —
Bank of America NA 04/06/2021 $ 9,695 EUR 7,920 131 —
Barclays Bank PLC 03/17/2021 AUD 775 $ 602 — (6)
Barclays Bank PLC 05/12/2021 MXN 31,113 EUR 1,225 — (4)
BNP Paribas 03/17/2021 $ 1,194 EUR 990 — (1)
Citigroup Inc 03/11/2021 CAD 866 $ 680 1 —
Citigroup Inc 03/17/2021 CAD 1,636 $ 1,285 — —
Citigroup Inc 03/17/2021 $ 603 EUR 495 6 —
Citigroup Inc 03/17/2021 $ 2,660 CAD 3,379 7 (2)
Citigroup Inc 04/06/2021 NZD 394 $ 286 — (2)
Citigroup Inc 04/06/2021 $ 420 EUR 346 2 —
Deutsche Bank AG 03/03/2021 $ 131 NZD 182 — —
Goldman Sachs & Co 03/03/2021 $ 6,598 JPY 688,619 138 —
Goldman Sachs & Co 05/12/2021 MXN 30,498 EUR 1,240 — (51)
HSBC Securities Inc 03/03/2021 JPY 330,590 $ 3,115 — (13)
HSBC Securities Inc 03/03/2021 $ 7,957 EUR 6,555 48 —
HSBC Securities Inc 04/06/2021 $ 3,116 JPY 330,590 13 —
JPMorgan Chase 03/17/2021 CAD 1,651 $ 1,295 4 (1)
JPMorgan Chase 03/17/2021 EUR 4,615 $ 5,593 4 (27)
JPMorgan Chase 03/17/2021 $ 5,624 EUR 4,620 49 (1)
JPMorgan Chase 03/17/2021 $ 1,205 CAD 1,533 4 (4)
Morgan Stanley & Co 03/03/2021 $ 960 EUR 793 3 —
Morgan Stanley & Co 03/17/2021 CAD 768 $ 605 — (1)
Morgan Stanley & Co 03/17/2021 EUR 560 $ 687 — (12)
Royal Bank of Scotland 03/11/2021 $ 680 CAD 869 — (3)
Royal Bank of Scotland 03/17/2021 CAD 869 $ 680 3 —
UBS AG 03/03/2021 NZD 13,163 $ 9,776 5 (270)
UBS AG 04/06/2021 $ 9,222 NZD 12,391 273 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
69
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Westpac Banking Corporation 03/17/2021 AUD 775 JPY 63,711 $ — $ (2)
Total $ 696 $ (720)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.57% Semiannual Quarterly N/A 11/21/2024 $ 620 $ 4 $ — $ 4
3 Month USD LIBOR Receive 1.04% Semiannual Quarterly N/A 01/08/2031 700 33 — 33
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 01/11/2031 510 23 — 23
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 01/11/2031 700 30 — 30
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 01/12/2031 700 30 — 30
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 01/12/2031 350 15 — 15
3 Month USD LIBOR Receive 0.56% Semiannual Quarterly N/A 01/12/2026 280 4 — 4
3 Month USD LIBOR Receive 1.02% Semiannual Quarterly N/A 01/08/2031 700 35 — 35
3 Month USD LIBOR Receive 1.13% Semiannual Quarterly N/A 01/12/2031 350 14 — 14
3 Month USD LIBOR Receive 1.13% Semiannual Quarterly N/A 01/13/2031 700 28 — 28
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 3,050 70 — 70
3 Month USD LIBOR Receive 1.15% Semiannual Quarterly N/A 01/13/2031 350 13 — 13
3 Month USD LIBOR Receive 1.18% Semiannual Quarterly N/A 01/14/2031 610 21 — 21
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 01/14/2031 610 20 — 20
3 Month USD LIBOR Receive 1.18% Semiannual Quarterly N/A 01/14/2031 305 10 — 10
3 Month USD LIBOR Receive 1.12% Semiannual Quarterly N/A 01/13/2031 140 6 — 6
3 Month USD LIBOR Receive 0.95% Semiannual Quarterly N/A 12/30/2030 240 13 — 13
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 12/29/2030 280 15 — 15
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 5,728 (136) — (136)
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 360 15 — 15
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 11/25/2050 360 72 — 72
3 Month USD LIBOR Receive 0.86% Semiannual Quarterly N/A 10/04/2031 90 7 — 7
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 10/27/2030 65 4 — 4
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 11/05/2040 60 6 — 6
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/09/2021 9,290 (91) — (91)
3 Month USD LIBOR Receive 0.96% Semiannual Quarterly N/A 12/11/2030 550 29 — 29
3 Month USD LIBOR Receive 0.95% Semiannual Quarterly N/A 11/12/2030 690 37 — 37
3 Month USD LIBOR Receive 0.96% Semiannual Quarterly N/A 11/12/2030 650 34 — 34
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 11/19/2025 6,330 (54) — (54)
3 Month USD LIBOR Pay 0.40% Quarterly Semiannual N/A 11/22/2023 2,775 (7) — (7)
3 Month USD LIBOR Receive 0.40% Semiannual Quarterly N/A 11/22/2023 2,775 7 — 7
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 11/23/2030 2,420 (48) — (48)
3 Month USD LIBOR Receive 1.03% Semiannual Quarterly N/A 11/26/2031 330 22 — 22
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 12/10/2030 918 53 — 53
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 01/14/2031 305 10 — 10
3 Month USD LIBOR Pay 0.48% Quarterly Semiannual N/A 01/21/2026 2,710 (50) — (50)
3 Month USD LIBOR Pay 1.28% Quarterly Semiannual N/A 01/21/2032 230 (10) — (10)
3 Month USD LIBOR Pay 1.19% Quarterly Semiannual N/A 07/23/2031 540 (23) — (23)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 1,175 20 — 20
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 233 (2) — (2)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 588 8 — 8
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 110 (2) — (2)
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 08/23/2031 450 6 — 6
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/24/2031 820 8 — 8
3 Month USD LIBOR Pay 0.23% Quarterly Semiannual N/A 03/31/2023 7,300 (4) — (4)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 4,980 10 — 10
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 08/25/2031 290 2 — 2
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 08/25/2031 6,540 (51) — (51)
3 Month USD LIBOR Receive 1.51% Semiannual Quarterly N/A 02/26/2031 620 3 — 3
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/26/2026 3,870 5 — 5
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 02/15/2047 810 (7) — (7)
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 03/01/2023 3,550 1 — 1
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 03/01/2031 620 (2) — (2)
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 465 (8) — (8)
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 300 46 — 46
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 02/15/2047 810 13 (1) 12
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 08/19/2031 660 6 — 6
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 07/23/2031 2,850 (115) — (115)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
70
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.18% Quarterly Semiannual N/A 07/28/2031 $ 720 $ (32) $ — $ (32)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 07/28/2031 320 (15) — (15)
3 Month USD LIBOR Pay 1.15% Quarterly Semiannual N/A 07/28/2031 320 (15) — (15)
3 Month USD LIBOR Pay 1.22% Quarterly Semiannual N/A 08/03/2031 270 (11) — (11)
3 Month USD LIBOR Receive 1.17% Semiannual Quarterly N/A 02/04/2031 620 22 — 22
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 02/05/2031 310 10 — 10
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 02/05/2031 310 10 — 10
3 Month USD LIBOR Receive 1.23% Semiannual Quarterly N/A 02/08/2031 620 19 — 19
3 Month USD LIBOR Pay 1.35% Quarterly Semiannual N/A 08/09/2031 860 (25) — (25)
3 Month USD LIBOR Receive 1.26% Semiannual Quarterly N/A 02/09/2031 390 11 — 11
3 Month USD LIBOR Receive 1.38% Semiannual Quarterly N/A 08/10/2031 190 5 — 5
3 Month USD LIBOR Receive 1.46% Semiannual Quarterly N/A 08/18/2031 1,120 21 — 21
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 02/18/2031 310 5 — 5
3 Month USD LIBOR Receive 1.41% Semiannual Quarterly N/A 02/18/2031 310 4 — 4
3 Month USD LIBOR Receive 0.22% Semiannual Quarterly N/A 03/31/2023 16,390 10 2 12
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/17/2027 640 26 — 26
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 2,700 1 — 1
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 230 7 — 7
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (2) — (2)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (5) — (5)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (266) — (266)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 1,730 172 — 172
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 296 — 296
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 7 — 7
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 5 — 5
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 (93) — (93)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 3,090 8 1 9
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 28 — 28
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 15 — 15
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 6 — 6
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 (31) — (31)
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 (2) — (2)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 1,720 9 — 9
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 545 35 — 35
3 Month USD LIBOR Receive 2.46% Semiannual Quarterly N/A 02/28/2022 9,730 (221) — (221)
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 700 52 — 52
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 37,510 (832) — (832)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 2,650 14 — 14
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 20 1 — 1
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 180 (5) — (5)
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 11,570 (2) — (2)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 177 — 177
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 5 — 5
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 9,380 (45) — (45)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 1,890 (101) — (101)
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 10/09/2030 1,070 84 — 84
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 07/08/2023 2,610 (5) — (5)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,660 619 — 619
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 (3) — (3)
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 5,220 (397) 4 (393)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,240 1,234 (13) 1,221
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 350 99 — 99
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 1,060 86 — 86
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 860 66 — 66
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 100 2 — 2
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (212) — (212)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 4,535 435 — 435
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 310 69 — 69
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 1,705 (57) — (57)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 310 65 — 65
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 06/03/2031 186 15 — 15
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 1,720 (27) 1 (26)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 880 66 — 66
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 1,490 147 — 147
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 1,705 (60) — (60)
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 EUR 510 (11) (2) (13)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 JPY 8,330 4 — 4

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
71
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 JPY 8,220 $ (2) $ — $ (2)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (1) — (1)
6 Month JPY LIBOR Receive 0.23% Semiannual Semiannual N/A 12/22/2040 11,260 5 — 5
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 1 — 1
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 11,470 2 1 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.32% Annual Annual N/A 02/03/2031 $ 1,330 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 2,855 (169) — (169)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Annual Annual N/A 02/24/2031 1,125 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.29% Annual Annual N/A 02/25/2031 1,360 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.30% Annual Annual N/A 02/25/2026 5,515 14 1 15
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.28% Annual Annual N/A 02/26/2051 860 (7) — (7)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 03/01/2026 5,360 (5) — (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Annual Annual N/A 03/01/2031 5,360 (13) — (13)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.39% Annual Annual N/A 02/19/2031 1,350 (13) — (13)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 01/26/2031 2,410 5 — 5
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 (18) — (18)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.19% Annual Annual N/A 12/23/2030 4,565 62 — 62
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.17% Annual Annual N/A 12/24/2030 2,980 (46) — (46)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.75% Annual Annual N/A 08/21/2022 11,990 254 — 254
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 810 (32) — (32)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.92% Annual Annual N/A 09/10/2030 2,455 (117) — (117)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.19% Annual Annual N/A 12/31/2030 1,530 (20) — (20)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.11% Annual Annual N/A 12/07/2030 2,830 (63) — (63)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 1,230 (53) — (53)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.26% Annual Annual N/A 03/02/2031 1,355 5 — 5
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 5,115 503 — 503
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 3,205 299 — 299
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.12% Annual Annual N/A 12/15/2030 EUR 2,305 46 (1) 45
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.25% Annual Annual N/A 02/15/2031 1,085 (4) — (4)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 12/15/2030 2,360 (53) 1 (52)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 605 (1) (2) (3)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.22% Annual Annual N/A 02/15/2031 1,020 (8) — (8)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.25% Annual Annual N/A 02/15/2031 1,095 (4) — (4)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.11% Annual Annual N/A 12/15/2030 2,445 52 — 52
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 3,675 (94) (18) (112)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
72
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.23% Annual Annual N/A 02/15/2026 EUR 4,610 $ 7 $ — $ 7
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.41% Annual Annual N/A 02/15/2036 1,330 2 — 2
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 02/15/2031 4,290 (8) (1) (9)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.26% Annual Annual N/A 02/15/2031 1,095 (3) — (3)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.92% Annual Annual N/A 09/15/2030 2,095 75 — 75
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.28% Annual Annual N/A 02/15/2031 1,055 — — —
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.23% Annual Annual N/A 01/15/2031 1,065 (7) — (7)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.21% Annual Annual N/A 01/15/2031 900 7 — 7
New Zealand Bank Bill 3 Month FRA Pay 1.58% Quarterly Semiannual N/A 02/22/2031 NZD 976 (27) — (27)
New Zealand Bank Bill 3 Month FRA Receive 1.08% Semiannual Quarterly N/A 09/16/2030 1,775 107 (9) 98
Secured Overnight Financing Rate Receive 0.53% Annual Annual N/A 10/21/2030 $ 120 8 — 8
United Kingdom Retail Prices Index Pay 3.50% Annual Annual N/A 12/15/2030 GBP 1,925 (30) 1 (29)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 114 6 120
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 75 4 79
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 (58) (4) (62)
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 (30) (4) (34)
United Kingdom Retail Prices Index Receive 3.58% Annual Annual N/A 02/15/2026 2,845 (1) 1 —
United Kingdom Retail Prices Index Pay 3.63% Annual Annual N/A 02/15/2031 2,845 5 — 5
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 (51) (6) (57)
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 2,600 87 4 91
United Kingdom Retail Prices Index Receive 3.43% Annual Annual N/A 01/15/2031 815 29 — 29
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 01/15/2031 800 29 — 29
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 (42) 2 (40)
United Kingdom Retail Prices Index Receive 3.53% Annual Annual N/A 10/15/2025 2,890 (8) (1) (9)
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 2,890 (17) 6 (11)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 23 (11) 12
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 (90) 11 (79)
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 13 3 16
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 (72) (5) (77)
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 134 8 142
United Kingdom Retail Prices Index Pay 3.33% Annual Annual N/A 11/15/2040 690 (45) 1 (44)
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 530 2 — 2
United Kingdom Retail Prices Index Receive 3.38% Annual Annual N/A 12/15/2030 965 34 — 34
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 173 (21) 152
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 (1) 2 1
US Federal Funds Effective Rate
(continuous series)
Pay 0.56% Annual Annual N/A 10/21/2030 $ 120 (8) — (8)
Total $ 2,644 $ (39) $ 2,605
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
261,424 Receive 0.31% Annual 03/08/2021 $ 26,283 $ — $ — $ (1)
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
711,505 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 03/03/2021 122,251 — 7,280 —
M3 Capital Partners Macquarie
Commodity Product
251E
(a)
193,342 Receive 0.32% Annual 03/08/2021 18,406 — — —

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2021 (unaudited)
See accompanying notes.
73
Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Merrill Lynch Bloomberg
Commodity Index
Total Return
(a)
551,683 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Annual 03/03/2021 $ 94,790 $ — $ 5,643 $ —
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
346,721 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 03/03/2021 59,574 — 3,546 —
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
331,220 Receive 0.35% Annual 03/08/2021 26,824 — — (1)
Total $ — $ 16,469 $ (2)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
February 28, 2021 (unaudited)
See accompanying notes.
74
INVESTMENT COMPANIES - 2 .16 % Shares Held Value (000's)
Money Market Funds - 2 .16%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
20,851,025 $ 20,851
TOTAL INVESTMENT COMPANIES $ 20,851
COMMON STOCKS - 97 .78 % Shares Held Value (000's)
Advertising - 1 .92%
Interpublic Group of Cos Inc/The 707,968 $ 18,492
Automobile Parts & Equipment - 1 .00%
Autoliv Inc
(b)
107,691 9,692
Banks - 3 .20%
Bank OZK 327,599 13,504
Cullen/Frost Bankers Inc 166,409 17,373
$ 30,877
Building Materials - 1 .65%
Lennox International Inc 56,907 15,921
Chemicals - 2 .24%
FMC Corp 212,950 21,655
Commercial Services - 2 .02%
Morningstar Inc 86,741 19,452
Computers - 1 .26%
Amdocs Ltd 160,870 12,196
Consumer Products - 3 .17%
Avery Dennison Corp 174,441 30,564
Diversified Financial Services - 1 .79%
PROG Holdings Inc 345,660 17,283
Electric - 2 .33%
Alliant Energy Corp 485,560 22,414
Electrical Components & Equipment - 5 .52%
Energizer Holdings Inc 492,474 20,585
Littelfuse Inc 126,013 32,791
$ 53,376
Electronics - 1 .71%
Arrow Electronics Inc
(b)
164,711 16,514
Environmental Control - 1 .75%
Waste Connections Inc 172,385 16,840
Gas - 0 .65%
ONE Gas Inc 93,940 6,291
Hand & Machine Tools - 5 .66%
Lincoln Electric Holdings Inc 277,415 32,765
Snap-on Inc 107,130 21,759
$ 54,524
Healthcare - Products - 7 .86%
Bio-Techne Corp 7,417 2,683
STERIS PLC 156,885 27,423
Teleflex Inc 84,051 33,462
Varian Medical Systems Inc
(b)
70,117 12,289
$ 75,857
Healthcare - Services - 2 .98%
Universal Health Services Inc 229,239 28,731
Insurance - 4 .26%
Fidelity National Financial Inc 608,728 23,301
Markel Corp
(b)
16,269 17,714
$ 41,015
Internet - 1 .63%
Rightmove PLC 1,998,372 15,761
Leisure Products & Services - 6 .58%
Brunswick Corp/DE 242,620 21,440
YETI Holdings Inc
(b)
611,838 42,077
$ 63,517
Machinery - Diversified - 2 .28%
Nordson Corp 114,276 21,988
Media - 1 .00%
Cable One Inc 5,019 9,611
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .92%
Cimarex Energy Co 372,342 $ 21,592
Helmerich & Payne Inc 316,078 9,081
HollyFrontier Corp 188,282 7,132
$ 37,805
REITs - 6 .87%
Alexandria Real Estate Equities Inc 148,614 23,732
CyrusOne Inc 393,337 25,815
STORE Capital Corp 290,513 9,715
Terreno Realty Corp 124,426 6,973
$ 66,235
Retail - 1 .92%
Tractor Supply Co 116,345 18,494
Savings & Loans - 2 .60%
Washington Federal Inc 831,275 25,121
Semiconductors - 4 .56%
Teradyne Inc 342,019 43,987
Software - 9 .61%
Black Knight Inc
(b)
440,154 33,756
Fair Isaac Corp
(b)
86,632 39,638
Tyler Technologies Inc
(b)
41,544 19,252
$ 92,646
Toys, Games & Hobbies - 1 .22%
Hasbro Inc 125,082 11,721
Transportation - 3 .58%
Expeditors International of Washington Inc 376,836 34,610
Water - 1 .04%
Essential Utilities Inc 238,668 10,038
TOTAL COMMON STOCKS $ 943,228
Total Investments $ 964,079
Other Assets and Liabilities -  0.06% 549
TOTAL NET ASSETS - 100.00% $ 964,628
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 22 .15%
Financial 18 .72%
Consumer, Non-cyclical 16 .03%
Technology 15 .43%
Consumer, Cyclical 10 .72%
Communications 4 .55%
Utilities 4 .02%
Energy 3 .92%
Basic Materials 2 .24%
Money Market Funds 2 .16%
Other Assets and Liabilities
0 .06%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
February 28, 2021 (unaudited)
See accompanying notes.
75
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 26,003 $ 72,564 $ 77,716 $ 20,851
$ 26,003 $ 72,564 $ 77,716 $ 20,851
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
76
INVESTMENT COMPANIES - 21.52% Shares Held Value (000's)
Exchange-Traded Funds - 0.01%
iShares Russell 2000 Value ETF 248 $ 37
Money Market Funds - 21.51%
First American Government Obligations Fund -
Institutional Class 0.03%
(a)
1,605,539 1,606
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a),(b),(c)
7,498 , 945 7,499
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(d),(e)
107,191,222 107,191
$ 116,296
TOTAL INVESTMENT COMPANIES $ 116,333
COMMON STOCKS - 40.80% Shares Held Value (000's)
Advertising - 0.10%
Clear Channel Outdoor Holdings Inc
(e)
43,695 $ 75
Interpublic Group of Cos Inc/The
(c)
8,030 210
Omnicom Group Inc
(c)
275 19
Quotient Technology Inc
(e)
7,324 98
WPP PLC 11,815 141
$ 543
Aerospace & Defense - 0.72%
Airbus SE
(e)
339 39
CAE Inc 5,400 143
General Dynamics Corp 1,144 187
HEICO Corp - Class A
(c)
954 110
Howmet Aerospace Inc
(c),(e)
36,781 1,034
L3Harris Technologies Inc
(c)
214 39
Lockheed Martin Corp
(c)
2,011 664
MTU Aero Engines AG 402 96
Northrop Grumman Corp
(c)
1,335 389
Raytheon Technologies Corp 1,334 96
Thales SA 1,304 124
TransDigm Group Inc
(c),(e)
1,704 983
$ 3,904
Agriculture - 0.26%
Altria Group Inc
(c)
5,216 227
Archer-Daniels-Midland Co
(c)
1,839 104
Philip Morris International Inc
(c)
9,353 786
Swedish Match AB 3,889 279
$ 1,396
Airlines - 0.02%
Delta Air Lines Inc
(e)
2,399 115
Apparel - 0.44%
Carter's Inc 984 82
Dr. Martens Plc
(e)
6,869 47
Gildan Activewear Inc 2,000 61
Hanesbrands Inc
(c)
6,605 117
Kontoor Brands Inc 1,626 69
LVMH Moet Hennessy Louis Vuitton SE 352 223
NIKE Inc
(c)
3,388 457
PVH Corp
(c)
10,777 1,077
Steven Madden Ltd 2,765 102
Tapestry Inc
(c)
1,075 45
VF Corp 619 49
Wolverine World Wide Inc 2,047 72
$ 2,401
Automobile Manufacturers - 0.34%
Cummins Inc
(c)
2,191 554
Ferrari NV 1,758 342
Ford Motor Co
(e)
27,629 323
General Motors Co
(c)
2,181 112
PACCAR Inc 2,108 192
REV Group Inc 6,025 75
Tesla Inc
(c),(e)
349 236
$ 1,834
Automobile Parts & Equipment - 0.19%
Aptiv PLC
(e)
699 105
Autoliv Inc
(e)
1,697 153
Continental AG 469 68
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Dana Inc 3,881 $ 92
Faurecia SE
(e)
1,495 77
Gentherm Inc
(e)
1,332 94
Magna International Inc 2,900 244
NGK Insulators Ltd 3,200 57
Rheinmetall AG 1,249 125
$ 1,015
Banks - 1.86%
Allegiance Bancshares Inc 1,157 44
Atlantic Union Bankshares Corp 843 31
Bank of America Corp
(c)
10,935 379
Bank of Montreal 800 65
Bank of New York Mellon Corp/The 1,978 83
Bank OZK 2,659 110
Cadence BanCorp 3,737 77
Citigroup Inc 2,053 135
Citizens Financial Group Inc 5,151 224
Concordia Financial Group Ltd 46,700 181
DBS Group Holdings Ltd 15,700 311
Erste Group Bank AG
(e)
3,640 120
Fifth Third Bancorp
(c)
23,444 813
FinecoBank Banca Fineco SpA
(e)
6,120 107
First Citizens BancShares Inc/NC 175 129
First Hawaiian Inc 2,156 60
First Interstate BancSystem Inc 1,274 58
First Midwest Bancorp Inc/IL 2,436 48
First Republic Bank/CA
(c)
2,105 347
FNB Corp/PA 5,176 61
Goldman Sachs Group Inc/The
(c)
2,163 691
Great Western Bancorp Inc 2,934 79
Home BancShares Inc/AR 3,074 75
HSBC Holdings PLC 40,081 240
Huntington Bancshares Inc/OH
(c)
7,698 118
ING Groep NV 19,651 216
Intesa Sanpaolo SpA 37,486 96
JPMorgan Chase & Co
(c)
6,372 939
M&T Bank Corp
(c)
4,058 612
Morgan Stanley
(c)
17,785 1,368
National Bank of Canada 1,800 113
Natixis SA
(e)
8,213 40
PNC Financial Services Group Inc/The 120 20
Raiffeisen Bank International AG 8,647 175
Regions Financial Corp 8,465 175
Sandy Spring Bancorp Inc 1,835 69
Shinsei Bank Ltd 10,700 153
Shizuoka Bank Ltd/The 7,500 55
Standard Chartered PLC 13,331 86
Sumitomo Mitsui Trust Holdings Inc 8,600 284
SVB Financial Group
(c),(e)
165 83
Swedbank AB 2,738 48
Truist Financial Corp 507 29
UBS Group AG 11,467 178
Umpqua Holdings Corp 3,357 57
United Community Banks Inc/GA 1,757 58
Veritex Holdings Inc 1,809 53
Wells Fargo & Co
(c)
9,087 329
Western Alliance Bancorp 949 87
Westpac Banking Corp 3,947 72
Zions Bancorp NA 1,626 86
$ 10,067
Beverages - 0.37%
Anheuser-Busch InBev SA/NV 1,123 65
Boston Beer Co Inc/The
(e)
55 57
Coca-Cola Co/The
(c)
11,065 542
Constellation Brands Inc
(c)
1,767 378
Diageo PLC 7,009 276
Keurig Dr Pepper Inc 2,771 84
Molson Coors Beverage Co
(c)
1,352 60
Monster Beverage Corp
(c),(e)
2,212 194

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
77
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
PepsiCo Inc
(c)
2,718 $ 351
$ 2,007
Biotechnology - 0.61%
Abcam PLC 7,762 184
Acceleron Pharma Inc
(e)
164 22
Alexion Pharmaceuticals Inc
(c),(e)
1,849 282
Allakos Inc
(e)
241 29
ALX Oncology Holdings Inc
(e)
359 29
Amgen Inc
(c)
859 193
Amicus Therapeutics Inc
(e)
1,375 17
Apellis Pharmaceuticals Inc
(e)
1,503 72
Arena Pharmaceuticals Inc
(e)
1,013 81
Ascendis Pharma A/S ADR
(e)
236 37
Biogen Inc
(c),(e)
555 152
Celldex Therapeutics Inc
(e)
1,900 51
ChemoCentryx Inc
(e)
333 23
Corteva Inc 2,254 102
Dicerna Pharmaceuticals Inc
(e)
1,712 46
Emergent BioSolutions Inc
(e)
524 50
Exact Sciences Corp
(e)
536 73
Genmab A/S
(e)
269 90
Gilead Sciences Inc
(c)
7,516 461
Global Blood Therapeutics Inc
(e)
655 28
Illumina Inc
(c),(e)
934 410
Incyte Corp
(c),(e)
191 15
Ionis Pharmaceuticals Inc
(c),(e)
1,362 71
Kodiak Sciences Inc
(e)
392 51
Mirati Therapeutics Inc
(e)
232 47
Moderna Inc
(e)
307 48
NeoGenomics Inc
(e)
919 47
Novavax Inc
(e)
117 27
PTC Therapeutics Inc
(e)
436 25
Regeneron Pharmaceuticals Inc
(c),(e)
179 81
REVOLUTION Medicines Inc
(e)
468 21
Rocket Pharmaceuticals Inc
(e)
338 19
Sage Therapeutics Inc
(e)
452 38
Seagen Inc
(e)
859 130
TCR2 Therapeutics Inc
(e)
1,408 37
TG Therapeutics Inc
(e)
790 35
Turning Point Therapeutics Inc
(e)
282 33
Vertex Pharmaceuticals Inc
(e)
584 125
Y-mAbs Therapeutics Inc
(e)
746 26
$ 3,308
Building Materials - 0.88%
Boise Cascade Co 1,737 87
Builders FirstSource Inc
(e)
1,529 66
Carrier Global Corp
(c)
11,493 420
Cemex SAB de CV ADR
(e)
25,440 168
Cie de Saint-Gobain 3,864 208
CRH PLC 631 27
CRH PLC 1,979 86
Daikin Industries Ltd 1,700 331
Fortune Brands Home & Security Inc
(c)
4,686 390
Geberit AG 522 308
JELD-WEN Holding Inc
(e)
3,215 95
Johnson Controls International plc
(c)
8,541 476
Lennox International Inc 767 215
Lixil Corp 3,100 87
Marshalls PLC
(e)
10,942 104
Martin Marietta Materials Inc
(c)
1,375 464
Masco Corp
(c)
747 40
Nibe Industrier AB 973 30
PGT Innovations Inc
(e)
3,272 77
Rinnai Corp 2,100 213
ROCKWOOL International A/S 156 56
Sanwa Holdings Corp 3,200 40
TOTO Ltd 5,900 358
Vulcan Materials Co
(c)
1,747 292
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Wienerberger AG 3,450 $ 115
$ 4,753
Chemicals - 1.58%
Akzo Nobel NV 515 53
Asahi Kasei Corp 6,900 75
BASF SE 3,622 296
Borregaard ASA 4,000 75
Brenntag SE 1,398 108
Celanese Corp
(c)
5,489 763
CF Industries Holdings Inc
(c)
4,475 203
Codexis Inc
(e)
3,729 82
Dow Inc
(c)
3,573 212
DuPont de Nemours Inc
(c)
13,516 950
Eastman Chemical Co
(c)
2,146 234
Ecolab Inc 801 168
FMC Corp
(c)
2,004 204
Hexion Holdings Corp
(e)
22,049 342
IMCD NV 536 66
International Flavors & Fragrances Inc 9,286 1,258
Kansai Paint Co Ltd 4,200 110
Linde PLC
(c)
1,584 387
LyondellBasell Industries NV
(c)
5,323 549
Minerals Technologies Inc 932 66
Mosaic Co/The
(c)
5,688 167
Nippon Paint Holdings Co Ltd 600 45
Nippon Sanso Holdings Corp 2,800 53
Nissan Chemical Corp 3,600 197
Nitto Denko Corp 300 26
Novozymes A/S 3,518 217
Nutrien Ltd 467 25
PPG Industries Inc
(c)
5,343 720
Sherwin-Williams Co/The
(c)
682 465
Shin-Etsu Chemical Co Ltd 1,600 262
Toray Industries Inc 15,000 99
Victrex PLC 2,508 74
$ 8,551
Commercial Services - 2.15%
2U Inc
(e)
1,243 49
Adtalem Global Education Inc
(e)
1,887 74
Adyen NV
(e),(f)
256 597
AMERCO 345 198
AMN Healthcare Services Inc
(e)
885 64
Automatic Data Processing Inc
(c)
589 102
BrightView Holdings Inc
(e)
3,752 60
Bureau Veritas SA 19,941 540
Carriage Services Inc 1,776 59
Chegg Inc
(e)
1,841 178
Cintas Corp
(c)
2,719 882
CoreCivic Inc 4,630 33
CoStar Group Inc
(e)
150 124
Deluxe Corp 2,107 83
Elis SA
(e)
5,522 95
Experian PLC 957 30
FleetCor Technologies Inc
(e)
255 71
Gartner Inc
(c),(e)
2,201 394
H&R Block Inc 3,293 63
Hypoport SE
(e)
102 72
ICF International Inc 860 72
IHS Markit Ltd
(c)
306 28
Kforce Inc 1,265 65
LiveRamp Holdings Inc
(e)
414 26
Loomis AB 5,512 144
Medifast Inc 295 75
Moody's Corp 284 78
Multiplan Corp
(e)
13,377 95
Nielsen Holdings PLC
(c)
2,791 63
PayPal Holdings Inc
(c),(e)
1,541 400
Persol Holdings Co Ltd 14,500 290
QinetiQ Group PLC 19,376 81

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
78
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Quanta Services Inc
(c)
13,047 $ 1,094
Randstad NV 2,142 143
Recruit Holdings Co Ltd 7,400 370
Repay Holdings Corp
(e)
2,399 52
Robert Half International Inc
(c)
723 56
S&P Global Inc
(c)
1,433 472
Shift4 Payments Inc
(e)
14,103 1,079
Square Inc
(e)
582 134
TransUnion
(c)
22,617 1,905
TriNet Group Inc
(e)
716 57
United Rentals Inc
(c),(e)
3,547 1,055
Verisk Analytics Inc
(c)
152 25
$ 11,627
Computers - 1.30%
Accenture PLC - Class A
(c)
1,922 483
Amdocs Ltd 479 36
Apple Inc
(c)
26,446 3,206
CGI Inc
(e)
1,300 97
Cognizant Technology Solutions Corp
(c)
2,807 207
Dell Technologies Inc
(e)
1,253 102
Fortinet Inc
(c),(e)
2,414 408
Genpact Ltd 1,101 44
HP Inc
(c)
16,895 490
International Business Machines Corp
(c)
1,696 202
Leidos Holdings Inc 1,624 144
Logitech International SA 3,043 323
Lumentum Holdings Inc
(e)
1,310 118
NetApp Inc
(c)
5,503 344
Nomura Research Institute Ltd 3,200 99
NTT Data Corp 900 14
PAR Technology Corp
(e)
1,018 88
Perspecta Inc 2,264 66
Rapid7 Inc
(e)
793 60
SCSK Corp 1,200 71
Seagate Technology PLC
(c)
2,156 158
Softcat PLC 3,647 74
Telos Corp
(e)
1,070 36
Varonis Systems Inc
(e)
783 144
$ 7,014
Consumer Products - 0.12%
Church & Dwight Co Inc
(c)
966 76
Clorox Co/The
(c)
1,345 243
Kimberly-Clark Corp
(c)
2,458 316
$ 635
Cosmetics & Personal Care - 0.37%
Colgate-Palmolive Co
(c)
9,231 694
Edgewell Personal Care Co 1,705 52
Estee Lauder Cos Inc/The
(c)
669 191
Procter & Gamble Co/The
(c)
8,382 1,036
$ 1,973
Distribution & Wholesale - 0.35%
Bunzl PLC 2,493 78
Copart Inc
(e)
2,153 235
Fastenal Co 2,404 111
LKQ Corp
(c),(e)
20,428 805
MARR SpA
(e)
3,387 77
Pool Corp 1,024 343
Toyota Tsusho Corp 2,700 114
WW Grainger Inc
(c)
299 111
$ 1,874
Diversified Financial Services - 2.07%
4L Technologies
(e),(g),(h)
24,306 12
Ally Financial Inc 5,394 224
American Express Co 2,551 345
Artisan Partners Asset Management Inc 561 27
Banca Generali SpA
(e)
2,973 101
BlackRock Inc
(c)
716 497
Capital One Financial Corp 1,650 198
Cboe Global Markets Inc
(c)
3,534 350
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The 6,540 $ 403
CI Financial Corp 19,900 279
CME Group Inc 5,023 1,003
Credit Acceptance Corp
(e)
471 171
Discover Financial Services
(c)
8,316 782
ECN Capital Corp 16,476 103
Element Comm Aviation
(e),(g),(h),(i)
280 294
Euronext NV
(f)
865 93
Federal Agricultural Mortgage Corp 702 61
Franklin Resources Inc
(c)
722 19
Greenhill & Co Inc 4,000 60
Hamilton Lane Inc 751 67
Hannon Armstrong Sustainable Infrastructure
Capital Inc
539 30
Hargreaves Lansdown PLC 4,754 101
Intercontinental Exchange Inc
(c)
1,935 214
Invesco Ltd
(c)
47,035 1,055
LPL Financial Holdings Inc 12,091 1,590
Mastercard Inc
(c)
1,068 378
Moelis & Co 1,609 83
Nasdaq Inc
(c)
2,013 278
Navient Corp 6,046 75
PRA Group Inc
(e)
3,759 139
Raymond James Financial Inc 1,035 121
Sanne Group PLC 5,352 44
SEI Investments Co
(c)
1,435 80
Singapore Exchange Ltd 28,500 212
Synchrony Financial
(c)
12,758 493
T Rowe Price Group Inc
(c)
769 125
Tradeweb Markets Inc 1,259 92
Visa Inc
(c)
2,634 560
VZ Holding AG 953 80
Western Union Co/The
(c)
15,152 352
$ 11,191
Electric - 0.43%
Avangrid Inc 620 28
Consolidated Edison Inc 440 29
Dominion Energy Inc
(c)
2,098 143
Duke Energy Corp
(c)
1,449 124
Endesa SA 14,372 355
Enel SpA 10,841 102
Exelon Corp
(c)
3,449 133
Iberdrola SA 3,845 48
NRG Energy Inc
(c)
17,620 643
Pinnacle West Capital Corp 2,811 197
Portland General Electric Co 1,487 63
Power Assets Holdings Ltd 8,000 45
Red Electrica Corp SA 1,632 27
Southern Co/The
(c)
222 13
Terna Rete Elettrica Nazionale SpA 40,737 283
Vistra Corp
(c)
5,395 93
$ 2,326
Electrical Components & Equipment - 0.41%
AMETEK Inc
(c)
5,672 669
Casio Computer Co Ltd 11,000 213
Emerson Electric Co
(c)
2,847 244
Energizer Holdings Inc 1,087 45
EnerSys 1,434 130
Insteel Industries Inc 2,565 79
Legrand SA 4,795 417
Novanta Inc
(e)
511 68
Schneider Electric SE 1,884 279
Signify NV
(f)
1,677 73
$ 2,217
Electronics - 0.86%
Allegion plc
(c)
2,969 323
DiscoverIE Group PLC 10,153 95
Electrocomponents PLC 8,978 122
FARO Technologies Inc
(e)
882 82

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
79
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
FLIR Systems Inc
(c)
325 $ 17
Fortive Corp
(c)
3,866 254
Garmin Ltd
(c)
1,009 125
GoPro Inc
(e)
8,601 65
Halma PLC 2,923 92
Hirose Electric Co Ltd 800 117
Honeywell International Inc
(c)
4,367 884
Hoya Corp 1,000 114
II-VI Inc
(e)
1,243 105
Knowles Corp
(e)
3,577 74
LEM Holding SA 46 91
MINEBEA MITSUMI Inc 1,800 45
nVent Electric PLC 2,271 60
Roper Technologies Inc
(c)
91 34
Shimadzu Corp 8,200 298
TE Connectivity Ltd
(c)
6,060 788
Trimble Inc
(c),(e)
1,591 118
Vontier Corp
(c),(e)
10,830 340
Waters Corp
(c),(e)
1,469 402
$ 4,645
Energy - Alternate Sources - 0.09%
Maxeon Solar Technologies Ltd
(e)
534 18
NextEra Energy Partners LP 5,339 388
SolarEdge Technologies Inc
(e)
261 78
$ 484
Engineering & Construction - 0.01%
Badger Daylighting Ltd 2,202 70
Entertainment - 0.12%
Aristocrat Leisure Ltd 3,957 92
Cie des Alpes 1,704 44
CTS Eventim AG & Co KGaA
(e)
1,085 74
Deluxe Entertainment
(e),(g),(h)
67,048 7
DraftKings Inc
(e)
3,622 223
Penn National Gaming Inc
(e)
1,653 191
$ 631
Environmental Control - 0.22%
GVS SpA
(e),(f)
2,918 59
Pentair PLC
(c)
14,715 823
Republic Services Inc
(c)
3,234 288
$ 1,170
Food - 1.16%
a2 Milk Co Ltd/The
(e)
25,075 176
Associated British Foods PLC
(e)
1,641 55
Calavo Growers Inc 742 56
Campbell Soup Co
(c)
4,820 219
Conagra Brands Inc
(c)
6,278 213
Cranswick PLC 1,958 93
Empire Co Ltd 2,200 61
General Mills Inc
(c)
4,216 232
HelloFresh SE
(e)
4,274 332
Hershey Co/The
(c)
2,436 355
Hostess Brands Inc
(e)
8,494 122
J M Smucker Co/The
(c)
2,363 265
Kellogg Co
(c)
2,949 170
Koninklijke Ahold Delhaize NV 7,770 205
Kraft Heinz Co/The
(c)
5,856 213
Kroger Co/The
(c)
3,529 114
Lamb Weston Holdings Inc
(c)
26,098 2,082
Mondelez International Inc
(c)
2,673 142
Seven & i Holdings Co Ltd 6,700 255
Sysco Corp
(c)
6,819 543
Tate & Lyle PLC 6,943 71
Tyson Foods Inc
(c)
3,004 203
Viscofan SA 1,235 87
$ 6,264
COMMON STOCKS (continued) Shares Held Value (000’s)
Food Service - 0.06%
Compass Group PLC
(e)
11,413 $ 232
Elior Group SA
(f)
10,465 85
$ 317
Forest Products & Paper - 0.11%
International Paper Co
(c)
2,239 111
Mondi PLC 5,116 124
Schweitzer-Mauduit International Inc 1,373 64
Smurfit Kappa Group PLC 4,207 198
UPM-Kymmene Oyj 3,218 123
$ 620
Gas - 0.24%
AltaGas Ltd 7,300 111
Enagas SA 4,290 90
New Jersey Resources Corp 2,023 79
NiSource Inc 7,965 172
Osaka Gas Co Ltd 15,500 277
Tokyo Gas Co Ltd 13,500 279
UGI Corp
(c)
6,966 267
Western Midstream Partners LP 1,852 31
$ 1,306
Hand & Machine Tools - 0.30%
Kennametal Inc 3,446 129
Makita Corp 4,300 184
Schindler Holding AG - PC 1,426 389
Snap-on Inc
(c)
4,558 926
$ 1,628
Healthcare - Products - 1.30%
Abbott Laboratories
(c)
3,973 476
ABIOMED Inc
(e)
326 106
Align Technology Inc
(c),(e)
498 283
Avanos Medical Inc
(e)
1,503 69
Avantor Inc
(e)
3,315 92
Baxter International Inc
(c)
4,620 359
Boston Scientific Corp
(e)
1,485 58
Cellavision AB 1,298 45
Coloplast A/S 342 52
Danaher Corp
(c)
2,221 488
DENTSPLY SIRONA Inc
(c)
4,660 247
DiaSorin SpA 1,565 307
Envista Holdings Corp
(e)
1,538 59
Fisher & Paykel Healthcare Corp Ltd 12,839 273
Globus Medical Inc
(e)
664 42
GN Store Nord AS 760 64
Hill-Rom Holdings Inc 519 55
Hologic Inc
(c),(e)
6,892 497
IDEXX Laboratories Inc
(c),(e)
328 171
Insulet Corp
(e)
415 108
Integra LifeSciences Holdings Corp
(e)
855 58
Intuitive Surgical Inc
(c),(e)
48 35
Koninklijke Philips NV 2,132 116
Medtronic PLC
(c)
6,409 750
NuVasive Inc
(e)
1,128 68
Omnicell Inc
(e)
453 58
Orthofix Medical Inc
(e)
1,617 75
PerkinElmer Inc
(c)
3,136 395
ResMed Inc
(c)
865 167
Sartorius Stedim Biotech 360 157
Smith & Nephew PLC 6,131 119
Sonova Holding AG
(e)
1,144 293
STERIS PLC
(c)
142 25
Thermo Fisher Scientific Inc
(c)
947 426
Varian Medical Systems Inc
(c),(e)
2,228 390
West Pharmaceutical Services Inc
(c)
183 51
$ 7,034
Healthcare - Services - 0.70%
Accolade Inc
(e)
985 44
Anthem Inc 563 170
Centene Corp
(e)
2,396 140
DaVita Inc
(c),(e)
1,417 145

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
80
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Eurofins Scientific SE
(e)
1,063 $ 94
HCA Healthcare Inc
(c)
2,856 491
Humana Inc
(c)
1,050 399
IQVIA Holdings Inc
(c),(e)
395 76
Laboratory Corp of America Holdings
(c),(e)
1,709 411
LHC Group Inc
(e)
244 44
Orpea SA
(e)
613 74
Quest Diagnostics Inc
(c)
2,669 308
SI-BONE Inc
(e)
2,416 76
UnitedHealth Group Inc
(c)
2,120 705
Universal Health Services Inc
(c)
4,646 582
$ 3,759
Holding Companies - Diversified - 0.03%
Jardine Matheson Holdings Ltd 2,900 151
Soaring Eagle Acquisition Corp
(e)
2,100 23
$ 174
Home Builders - 0.38%
Cavco Industries Inc
(e)
367 77
Century Communities Inc
(e)
1,972 109
DR Horton Inc 365 28
Glenveagh Properties PLC
(e),(f)
95,808 96
Iida Group Holdings Co Ltd 5,800 132
Installed Building Products Inc 665 73
Kaufman & Broad SA 1,996 88
Lennar Corp - A Shares
(c)
1,205 100
NVR Inc
(e)
69 311
Persimmon PLC 4,085 148
PulteGroup Inc
(c)
12,970 585
Skyline Champion Corp
(e)
2,117 94
Thor Industries Inc 1,662 194
$ 2,035
Home Furnishings - 0.11%
Hoshizaki Corp 3,100 274
Rational AG 60 51
Whirlpool Corp
(c)
1,405 267
$ 592
Housewares - 0.02%
Newell Brands Inc
(c)
3,981 92
Insurance - 1.05%
Allstate Corp/The 155 17
Aon PLC
(c)
520 118
Arch Capital Group Ltd
(c),(e)
3,423 123
Arthur J Gallagher & Co
(c)
344 41
Assurant Inc
(c)
470 58
Athene Holding Ltd
(e)
1,313 60
AXA SA 5,237 132
Beazley PLC
(e)
12,155 59
Berkshire Hathaway Inc - Class B
(c),(e)
2,990 719
Chubb Ltd 2,235 363
Cincinnati Financial Corp
(c)
4,029 394
CNO Financial Group Inc 2,078 50
Equitable Holdings Inc 1,247 37
Fidelity National Financial Inc
(c)
7,666 293
Globe Life Inc
(c)
1,584 148
Lancashire Holdings Ltd 6,605 57
Markel Corp
(e)
246 268
Marsh & McLennan Cos Inc
(c)
5,231 602
MetLife Inc
(c)
9,671 557
MGIC Investment Corp 5,650 69
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
668 197
NMI Holdings Inc
(e)
2,930 67
ProAssurance Corp 3,125 77
Progressive Corp/The
(c)
3,918 337
Prudential Financial Inc
(c)
3,001 260
Radian Group Inc 3,098 63
Sampo Oyj 2,696 120
Third Point Reinsurance Ltd
(e)
5,778 59
Tokio Marine Holdings Inc 1,300 65
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Travelers Cos Inc/The 331 $ 48
Tryg A/S 2,278 72
Unum Group 885 23
Voya Financial Inc 725 44
White Mountains Insurance Group Ltd 82 98
$ 5,695
Internet - 3.83%
Airbnb - Class A
(e),(i)
3,370 695
Alphabet Inc - A Shares
(c),(e)
1,418 2,868
Amazon.com Inc
(c),(e)
990 3,062
Booking Holdings Inc
(e)
114 266
CDW Corp/DE
(c)
291 46
eBay Inc
(c)
6,918 390
Expedia Group Inc
(c)
13,523 2,177
F5 Networks Inc
(c),(e)
2,383 453
Facebook Inc
(c),(e)
5,505 1,418
GoDaddy Inc
(c),(e)
4,968 402
IAC/InterActiveCorp
(c),(e)
233 57
JD.com Inc ADR
(e)
19,847 1,863
Kakaku.com Inc 5,500 175
Match Group Inc
(e)
1,302 199
MonotaRO Co Ltd 1,300 75
Netflix Inc
(c),(e)
690 371
NortonLifeLock Inc
(c)
7,300 142
Perficient Inc
(e)
1,160 65
Pinterest Inc
(e)
18,444 1,486
Q2 Holdings Inc
(e)
301 37
RealReal Inc/The
(e)
2,099 54
Shopify Inc
(e)
806 1,032
Snap Inc Class A
(e)
3,122 205
Spotify Technology SA
(e)
598 184
Trend Micro Inc/Japan 3,100 150
Twitter Inc
(c),(e)
14,454 1,114
Uber Technologies Inc
(e)
28,473 1,473
VeriSign Inc
(c),(e)
241 47
Zillow Group Inc - C Shares
(e)
537 87
ZOZO Inc 4,400 138
$ 20,731
Iron & Steel - 0.06%
ArcelorMittal SA
(e)
1,834 43
JFE Holdings Inc 5,700 60
Reliance Steel & Aluminum Co 537 71
voestalpine AG 3,128 123
$ 297
Leisure Products & Services - 0.23%
Jardine Strategic Holdings Ltd 17,200 444
MIPS AB 1,044 81
Planet Fitness Inc
(e)
599 52
Polaris Inc 1,108 130
Shimano Inc 1,200 268
Thule Group AB
(f)
1,669 70
Yamaha Corp 1,200 67
Yamaha Motor Co Ltd 4,100 90
YETI Holdings Inc
(e)
420 29
$ 1,231
Lodging - 0.13%
Choice Hotels International Inc 1,871 196
Hilton Worldwide Holdings Inc
(e)
122 15
Las Vegas Sands Corp 623 39
Marriott International Inc/MD
(c),(e)
500 74
MGM Resorts International
(c)
10,046 380
$ 704
Machinery - Construction & Mining - 0.18%
Argan Inc 1,014 51
Astec Industries Inc 1,319 90
Caterpillar Inc
(c)
354 76
Mitsubishi Heavy Industries Ltd 7,300 212
Sandvik AB 19,669 528
$ 957

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
81
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.74%
Applied Industrial Technologies Inc 1,243 $ 106
Curtiss-Wright Corp 813 90
Deere & Co
(c)
485 170
Dover Corp
(c)
2,638 325
FANUC Corp 1,600 400
Flowserve Corp
(c)
15,118 559
GEA Group AG 7,282 252
Hexagon AB 712 59
Ichor Holdings Ltd
(e)
1,594 68
IDEX Corp 1,099 214
Inficon Holding AG 54 59
Interpump Group SpA 1,757 81
Keyence Corp 700 334
Kone Oyj 2,446 195
Kornit Digital Ltd
(e)
260 29
Marel HF
(f)
15,982 111
Middleby Corp/The
(e)
1,160 170
Nabtesco Corp 700 30
Otis Worldwide Corp
(c)
2,190 140
Rotork PLC 20,982 105
SMC Corp 300 178
Spirax-Sarco Engineering PLC 367 55
Stabilus SA 1,237 93
Washtec AG
(e)
1,129 67
Westinghouse Air Brake Technologies Corp 915 66
Yaskawa Electric Corp 900 45
$ 4,001
Media - 0.38%
Charter Communications Inc
(c),(e)
498 305
Comcast Corp - Class A
(c)
3,259 172
Discovery Inc - C Shares
(c),(e)
1,318 59
DISH Network Corp
(c),(e)
5,696 179
Fox Corp - A Shares 1,485 49
iHeartMedia Inc
(e)
18,582 261
Liberty Global PLC - A Shares
(e)
1,413 35
News Corp - A Shares 9,563 225
Nexstar Media Group Inc 224 31
Sirius XM Holdings Inc
(c)
59,077 347
TEGNA Inc 3,844 70
ViacomCBS Inc - Class B 398 26
Walt Disney Co/The
(c),(e)
1,238 234
Wolters Kluwer NV 1,062 84
$ 2,077
Metal Fabrication & Hardware - 0.05%
Tenaris SA 16,689 175
Troax Group AB 2,768 80
$ 255
Mining - 0.68%
BHP Group Ltd 14,663 554
Boliden AB 7,282 288
Compass Minerals International Inc 764 48
Ecobat Holdings, Inc - Class B
(e),(g),(h)
2,998 1,739
Freeport-McMoRan Inc
(c),(e)
1,550 53
Kirkland Lake Gold Ltd 6,000 196
Livent Corp
(e)
4,685 87
Newmont Corp
(c)
2,469 135
Norsk Hydro ASA 58,771 325
Rio Tinto PLC 2,696 234
$ 3,659
Miscellaneous Manufacturers - 0.39%
3M Co
(c)
1,268 222
Alfa Laval AB 2,212 68
Alstom SA
(e)
4,051 202
Carlisle Cos Inc 281 41
Diploma PLC 2,845 92
Eaton Corp PLC 1 —
Hexpol AB 3,974 43
Illinois Tool Works Inc
(c)
3,045 616
ITT Inc 519 43
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Knorr-Bremse AG 2,673 $ 340
Lydall Inc
(e)
2,511 88
Parker-Hannifin Corp 104 30
Sturm Ruger & Co Inc 812 55
Trane Technologies PLC
(c)
1,895 290
$ 2,130
Office & Business Equipment - 0.03%
Canon Inc 7,100 154
Office Furnishings - 0.01%
Knoll Inc 3,622 59
Oil & Gas - 0.57%
APA Corp
(c)
44,244 873
Bellatrix Exploration Ltd
(e),(g),(h)
94,641 —
BP PLC 35,367 145
California Resources Corp
(e)
3,331 88
Canadian Natural Resources Ltd 2,644 72
Cenovus Energy Inc 6,200 46
Chevron Corp 1,357 136
ConocoPhillips 900 47
Devon Energy Corp 1,335 29
Diamondback Energy Inc 539 37
Exxon Mobil Corp
(c)
3,469 189
Lundin Energy AB 14,300 464
Nabors Industries Ltd 902 100
Occidental Petroleum Corp 11,514 306
OMV AG 1,691 81
Royal Dutch Shell PLC - A Shares 6,763 138
Santos Ltd 45,651 253
Whiting Petroleum Corp
(e)
2,723 93
$ 3,097
Oil & Gas Services - 0.23%
DMC Global Inc 1,230 78
Halliburton Co
(c)
34,514 753
NOV Inc
(c),(e)
17,628 266
Schlumberger NV
(c)
4,783 134
$ 1,231
Packaging & Containers - 0.30%
Amcor PLC
(c)
11,533 126
Ball Corp 1,361 116
CCL Industries Inc 5,400 284
Packaging Corp of America 91 12
Sealed Air Corp
(c)
23,380 980
Vidrala SA 807 96
$ 1,614
Pharmaceuticals - 1.21%
AbbVie Inc
(c)
2,766 298
AmerisourceBergen Corp
(c)
1,785 181
AstraZeneca PLC ADR 998 48
AstraZeneca PLC 1,423 138
Becton Dickinson and Co
(c)
1,377 332
BioGaia AB 1,238 62
Bristol-Myers Squibb Co
(c)
1,699 104
Cardinal Health Inc 1,013 52
Chugai Pharmaceutical Co Ltd 9,100 409
Cigna Corp
(c)
201 42
CVS Health Corp
(c)
5,664 386
DexCom Inc
(e)
490 195
Elanco Animal Health Inc
(e)
2,162 71
Eli Lilly and Co
(c)
443 91
Ipsen SA 475 40
Jazz Pharmaceuticals PLC
(c),(e)
1,724 290
Johnson & Johnson
(c)
7,842 1,243
Kura Oncology Inc
(e)
1,397 39
McKesson Corp
(c)
2,287 388
Merck & Co Inc
(c)
6,091 442
Myovant Sciences Ltd
(e)
2,055 46
Nippon Shinyaku Co Ltd 800 55
Novartis AG 2,163 186

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
82
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Novo Nordisk A/S 4,239 $ 302
Odonate Therapeutics Inc
(e)
1,884 40
Orion Oyj 1,031 42
Pfizer Inc
(c)
18,365 615
Premier Inc 1,521 51
Sarepta Therapeutics Inc
(c),(e)
333 29
Takeda Pharmaceutical Co Ltd 4,100 138
Viatris Inc
(c),(e)
11,301 168
Zoetis Inc 224 35
$ 6,558
Pipelines - 0.06%
Enterprise Products Partners LP 992 21
Kinder Morgan Inc
(c)
9,344 138
Southcross Holdings
(e),(g),(h)
615,976 6
Williams Cos Inc/The
(c)
6,973 159
$ 324
Private Equity - 0.39%
Blackstone Group Inc/The 1,034 72
Brookfield Asset Management Inc 42,235 1,704
Brookfield Asset Management Inc 2,300 93
Intermediate Capital Group PLC 4,927 119
Partners Group Holding AG 112 134
$ 2,122
Real Estate - 0.17%
Catena AB 1,944 88
CBRE Group Inc
(c),(e)
233 18
CK Asset Holdings Ltd 28,500 168
Daito Trust Construction Co Ltd 2,800 312
Kojamo Oyj 3,114 60
Marcus & Millichap Inc
(e)
1,731 66
REA Group Ltd 1,460 154
Shurgard Self Storage SA 1,363 65
WE Company Common Class A
(e),(g),(h),(i)
356 1
$ 932
REITs - 0.88%
Acadia Realty Trust 4,100 78
Alexandria Real Estate Equities Inc
(c)
1,238 198
American Tower Corp 1,705 369
Americold Realty Trust 1,955 68
Annaly Capital Management Inc
(c)
5,609 47
AvalonBay Communities Inc 2 —
Big Yellow Group PLC 3,593 57
Camden Property Trust 411 43
Crown Castle International Corp
(c)
533 83
Digital Realty Trust Inc 309 42
Duke Realty Corp 363 14
Equinix Inc 56 36
Essential Properties Realty Trust Inc 2,392 55
Hibernia REIT plc 61,548 83
Japan Metropolitan Fund Invest 114 114
Kimco Realty Corp
(c)
5,014 92
Klepierre SA 2,324 55
Lamar Advertising Co 9,751 844
Mid-America Apartment Communities Inc
(c)
391 53
Pebblebrook Hotel Trust 3,135 71
Prologis Inc
(c)
53 5
Public Storage 1,009 236
SBA Communications Corp
(c)
95 24
Stockland 39,912 128
UNITE Group PLC/The
(e)
3,243 44
Ventas Inc
(c)
14,144 748
VICI Properties Inc 2,783 79
Weyerhaeuser Co
(c)
31,306 1,060
Xenia Hotels & Resorts Inc 2,253 45
$ 4,771
Retail - 3.17%
Advance Auto Parts Inc
(c)
4,264 684
AutoZone Inc
(c),(e)
159 185
Best Buy Co Inc
(c)
1,741 175
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
CarMax Inc
(e)
1,994 $ 238
Children's Place Inc/The
(e)
984 68
Chipotle Mexican Grill Inc
(e)
73 105
Cosmos Pharmaceutical Corp 1,000 143
Costco Wholesale Corp
(c)
804 266
Darden Restaurants Inc
(c)
9,551 1,312
Dollar General Corp
(c)
1,492 282
Dollar Tree Inc
(c),(e)
4,021 395
Five Below Inc
(e)
267 50
Floor & Decor Holdings Inc
(e)
748 71
Foot Locker Inc 17,167 826
Gap Inc/The
(c)
42,702 1,065
Genuine Parts Co
(c)
2,122 224
H & M Hennes & Mauritz AB
(e)
8,278 195
Home Depot Inc/The
(c)
3,043 786
Industria de Diseno Textil SA 14,860 490
Jand Inc
(e),(g),(h),(i)
1,693 39
JD Sports Fashion PLC
(e)
24,675 287
Kingfisher PLC
(e)
19,903 74
L Brands Inc
(c),(e)
20,185 1,103
Lawson Inc 1,600 75
Lowe's Cos Inc
(c)
3,191 510
Lululemon Athletica Inc
(e)
557 174
McDonald's Corp
(c)
8,536 1,759
McDonald's Holdings Co Japan Ltd 1,100 55
Michaels Cos Inc/The
(e)
4,007 60
Moncler SpA 906 56
Movado Group Inc 3,074 70
Next PLC
(e)
2,615 277
Ollie's Bargain Outlet Holdings Inc
(e)
964 80
O'Reilly Automotive Inc
(c),(e)
888 397
Pandora A/S 2,485 241
Ross Stores Inc 2,113 246
Starbucks Corp 1,700 183
Sundrug Co Ltd 6,200 233
Target Corp
(c)
2,345 430
TJX Cos Inc/The 6,032 398
Tractor Supply Co
(c)
458 73
Ulta Beauty Inc
(c),(e)
3,180 1,025
USS Co Ltd 11,200 214
Walgreens Boots Alliance Inc
(c)
471 23
Walmart Inc
(c)
5,499 714
Wesfarmers Ltd 5,219 198
WH Smith PLC
(e)
3,516 94
Yum! Brands Inc
(c)
4,967 514
$ 17,162
Savings & Loans - 0.05%
OceanFirst Financial Corp 2,167 47
Pacific Premier Bancorp Inc 1,832 74
Sterling Bancorp/DE 3,618 79
WSFS Financial Corp 989 52
$ 252
Semiconductors - 1.68%
ACM Research Inc
(e)
615 60
Advanced Micro Devices Inc
(c),(e)
6,055 512
Advantest Corp 1,500 124
Applied Materials Inc
(c)
7,219 853
ASML Holding NV 1,018 577
BE Semiconductor Industries NV 1,406 106
Broadcom Inc
(c)
870 409
Infineon Technologies AG 2,997 130
Intel Corp
(c)
13,970 850
KLA Corp
(c)
735 229
Kulicke & Soffa Industries Inc 2,055 102
Lam Research Corp
(c)
779 441
Marvell Technology Group Ltd 2,504 121
Maxim Integrated Products Inc
(c)
3,246 302
Microchip Technology Inc
(c)
1,387 212
Micron Technology Inc
(c),(e)
1,891 173

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
83
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MKS Instruments Inc 879 $ 145
Monolithic Power Systems Inc 194 73
NVIDIA Corp
(c)
703 385
NXP Semiconductors NV 134 24
Qorvo Inc
(c),(e)
2,404 420
QUALCOMM Inc
(c)
5,784 789
Rambus Inc
(e)
3,223 68
Rohm Co Ltd 400 40
Samsung Electronics Co Ltd 644 47
Silicon Motion Technology Corp ADR 1,201 71
Skyworks Solutions Inc 1,317 234
SOITEC
(e)
556 117
STMicroelectronics NV 9,549 371
Teradyne Inc
(c)
1,955 251
Texas Instruments Inc
(c)
3,663 631
Tower Semiconductor Ltd
(e)
7,916 233
$ 9,100
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 10 2
Software - 2.36%
Activision Blizzard Inc
(c)
2,268 216
Adobe Inc
(c),(e)
707 325
Agilysys Inc
(e)
1,650 98
ANSYS Inc
(c),(e)
76 26
Autodesk Inc
(c),(e)
1,075 297
Bandwidth Inc
(e)
316 50
Black Knight Inc
(e)
1,407 108
Box Inc
(e)
3,909 72
Broadridge Financial Solutions Inc 1,459 208
Cadence Design Systems Inc
(c),(e)
239 34
Cardlytics Inc
(e)
884 117
Cerner Corp
(c)
4,820 333
Citrix Systems Inc
(c)
1,421 190
Cloudera Inc
(e)
7,219 116
Constellation Software Inc/Canada 216 280
CSG Systems International Inc 1,230 57
Digital Turbine Inc
(e)
715 59
DocuSign Inc
(e)
1,971 447
Dropbox Inc - A Shares
(c),(e)
8,147 184
Dynatrace Inc
(e)
1,990 99
Electronic Arts Inc
(c)
1,121 150
Envestnet Inc
(e)
775 50
Fair Isaac Corp
(c),(e)
1,191 545
Fiserv Inc
(c),(e)
518 60
Guidewire Software Inc
(e)
735 81
Health Catalyst Inc
(e)
1,036 50
Intuit Inc
(c)
304 119
J2 Global Inc
(e)
921 102
Konami Holdings Corp 3,000 194
Manhattan Associates Inc
(e)
751 92
Microsoft Corp
(c)
12,831 2,981
MINDBODY Inc
(e),(g),(h)
9,229 337
NextGen Healthcare Inc
(e)
2,973 55
Oak Street Health Inc
(e)
2,787 148
Oracle Corp
(c)
8,948 577
Oracle Corp Japan 1,100 112
PagerDuty Inc
(e)
456 20
Paychex Inc
(c)
425 39
Paycom Software Inc
(e)
252 94
Porch Group, Inc.
(e),(h),(i)
2,545 46
PROS Holdings Inc
(e)
1,646 78
RingCentral Inc
(e)
201 76
salesforce.com Inc
(c),(e)
1,629 353
Sea Ltd ADR
(e)
5,273 1,243
ServiceNow Inc
(c),(e)
490 262
SimCorp A/S 437 53
Splunk Inc
(e)
905 129
Square Enix Holdings Co Ltd 1,800 102
Synopsys Inc
(c),(e)
158 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Take-Two Interactive Software Inc
(c),(e)
1,277 $ 235
Topicus.com Inc
(e)
535 28
Verra Mobility Corp
(e)
3,071 44
VMware Inc
(e)
456 63
WiseTech Global Ltd 4,748 99
Workday Inc
(c),(e)
2,365 580
Xero Ltd
(e)
624 57
Xperi Holding Corp 2,924 62
Zoom Video Communications Inc
(c),(e)
241 90
$ 12,761
Telecommunications - 0.65%
AT&T Inc
(c)
16,134 450
Cisco Systems Inc/Delaware
(c)
15,359 689
Corning Inc 2,570 98
Deutsche Telekom AG 5,113 93
Harmonic Inc
(e)
8,727 68
Hellenic Telecommunications Organization SA 5,915 91
HMS Networks AB 1,212 43
InterDigital Inc 947 60
Juniper Networks Inc
(c)
10,146 236
Koninklijke KPN NV 82,804 271
Lumen Technologies Inc
(c)
1,589 20
Motorola Solutions Inc
(c)
2,006 352
Plantronics Inc
(e)
1,528 62
Telefonaktiebolaget LM Ericsson 7,693 96
T-Mobile US Inc
(c),(e)
4,268 512
Ubiquiti Inc 82 26
Verizon Communications Inc
(c)
6,638 368
$ 3,535
Textiles - 0.10%
Mohawk Industries Inc
(c),(e)
3,161 553
Toys, Games & Hobbies - 0.07%
Games Workshop Group PLC 734 98
Hasbro Inc
(c)
1,106 104
Nintendo Co Ltd 300 183
$ 385
Transportation - 0.83%
Canadian National Railway Co 3,010 329
CSX Corp
(c)
6,085 557
Expeditors International of Washington Inc
(c)
7,302 671
FedEx Corp
(c)
1,125 286
Hub Group Inc
(e)
1,078 62
JB Hunt Transport Services Inc
(c)
701 103
Kirby Corp
(e)
1,238 77
Kuehne + Nagel International AG 332 79
Norfolk Southern Corp 122 31
Old Dominion Freight Line Inc
(c)
603 129
Ryder System Inc 437 30
Union Pacific Corp
(c)
9,349 1,925
United Parcel Service Inc
(c)
1,457 230
$ 4,509
Water - 0.04%
Severn Trent PLC 1,544 47
Veolia Environnement SA 5,282 142
$ 189
TOTAL COMMON STOCKS $ 220,619
CONVERTIBLE PREFERRED STOCKS
- 0.67% Shares Held Value (000's)
Agriculture - 0.10%
Bunge Ltd 4.88%
(j)
4,608 $ 522
Banks - 0.08%
Bank of America Corp 7.25%
(j)
150 209
Wells Fargo & Co 7.50%
(j)
151 209
$ 418
Diversified Financial Services - 0.03%
4L Technologies - Rights 0.00%
(e),(g),(h)
869 174
Electric - 0.02%
NextEra Energy Inc 5.28%, 03/01/2023 1,803 88

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
84
CONVERTIBLE PREFERRED STOCKS
(continued) Shares Held Value (000’s)
Healthcare - Products - 0.04%
Boston Scientific Corp 5.50%, 06/01/2023 1,920 $ 212
Pipelines - 0.38%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Southcross Energy Series A 0.00%
(e),(g),(h)
2,399,339 1,128
Southcross Energy Series B 0.00%
(e),(g),(h)
644,694 902
$ 2,053
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
(e),(g),(h),(i)
4,867 31
WE Company Preferred D-2 0.00%
(e),(g),(h),(i)
3,824 24
$ 55
Retail - 0.01%
Jand Inc 0.00%
(e),(g),(h),(i)
3,781 88
TOTAL CONVERTIBLE PREFERRED STOCKS $ 3,610
PREFERRED STOCKS - 0.15% Shares Held Value (000's)
Automobile Manufacturers - 0.01%
Volkswagen AG 4.86% 335 $ 70
Chemicals - 0.02%
FUCHS PETROLUB SE 0.97% 2,402 132
Internet - 0.00%
Veracode Inc - Escrow 0.00%
(e),(g),(h),(i)
6,031 —
Private Equity - 0.12%
Forward Venture Services LLC 0.00%
(e),(g),(h),(i)
32,815 632
Software - 0.00%
Marklogic - Escrow 0.00%
(e),(g),(h),(i)
14,832 3
TOTAL PREFERRED STOCKS $ 837
BONDS - 34.53%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
Lamar Media Corp
3.75%, 02/15/2028 $ 50 $ 50
4.00%, 02/15/2030 100 102
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
120 119
$ 271
Aerospace & Defense - 0.71%
Boeing Co/The
2.20%, 02/04/2026 440 440
2.95%, 02/01/2030 85 86
3.25%, 02/01/2035 45 44
3.38%, 06/15/2046 250 225
3.50%, 03/01/2039 65 63
3.55%, 03/01/2038 30 29
3.63%, 03/01/2048 155 145
3.65%, 03/01/2047 50 47
3.75%, 02/01/2050 205 198
3.83%, 03/01/2059 25 24
3.85%, 11/01/2048 50 50
3.90%, 05/01/2049 100 98
3.95%, 08/01/2059 60 58
5.15%, 05/01/2030 380 441
5.81%, 05/01/2050 410 523
5.93%, 05/01/2060 110 143
Leonardo US Holdings Inc
6.25%, 01/15/2040
(f)
541 628
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 34
7.50%, 04/15/2025
(f)
310 328
TransDigm Inc
4.63%, 01/15/2029
(f)
230 226
$ 3,830
Agriculture - 0.13%
JBS Investments II GmbH
7.00%, 01/15/2026
(f)
650 689
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 0.16%
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 $ 884 $ 847
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 20 21
$ 868
Automobile Asset Backed Securities - 0.46%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(f)
150 154
Avis Budget Rental Car Funding AESOP LLC
2.96%, 02/20/2027
(f)
100 106
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
Chesapeake Funding II LLC
3.57%, 04/15/2030
(f)
175 178
3.92%, 04/15/2030
(f)
455 462
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(f)
140 151
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(f)
75 77
3.88%, 01/15/2026
(f)
175 181
GLS Auto Receivables Issuer Trust 2020-4
1.64%, 10/15/2026
(f)
455 460
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(f)
145 150
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 426
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(f)
100 102
$ 2,473
Automobile Manufacturers - 0.27%
General Motors Co
5.40%, 04/01/2048 260 315
5.95%, 04/01/2049 730 943
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
35 39
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 105
3 Month USD LIBOR + 3.60%
6.50%, 09/30/2028
(j),(k)
75 82
3 Month USD LIBOR + 3.44%
$ 1,484
Banks - 0.60%
Banco Hipotecario SA
38.12%, 11/07/2022
(f)
ARS 10,245 119
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(f)
5,115 48
Banco Santander SA
2.75%, 12/03/2030 $ 200 197
Barclays PLC
3.56%, 09/23/2035
(k)
495 505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Deutsche Bank AG/New York NY
3.55%, 09/18/2031
(k)
150 158
United States Secured Overnight Financing
Rate + 3.04%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 1,150 1,127

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
3.27%, 02/18/2036
(f),(k)
$ 375 $ 369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.64%, 04/01/2031
(f),(k)
295 342
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.85%
UniCredit SpA
2.57%, 09/22/2026
(f),(k)
350 353
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
$ 3,218
Beverages - 0.04%
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 206 210
Building Materials - 0.24%
Cemex SAB de CV
3.88%, 07/11/2031
(f)
200 199
5.20%, 09/17/2030
(f)
1,025 1,113
$ 1,312
Chemicals - 0.20%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
200 203
MEGlobal Canada ULC
5.00%, 05/18/2025 800 888
$ 1,091
Commercial Mortgage Backed Securities - 3.59%
Citigroup Commercial Mortgage Trust 2019-C7
2.75%, 12/15/2072
(f)
1,125 980
COMM 2012-LC4 Mortgage Trust
5.53%, 12/10/2044
(l)
10 9
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(f)
2,800 2,002
COMM 2015-LC21 Mortgage Trust
1.08%, 07/10/2048
(f),(l),(m)
10,000 446
1.08%, 07/10/2048
(f),(l),(m)
3,125 130
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(f)
850 503
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
3.71%, 01/15/2034
(f)
155 152
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.19%, 06/15/2057
(l)
960 922
4.19%, 06/15/2057
(l)
2,184 1,772
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(f)
1,055 876
GS Mortgage Securities Corp II
4.41%, 07/10/2051
(f),(l)
635 337
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.70%, 05/15/2048
(l)
2,735 2,166
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.52%, 10/15/2048
(f),(l)
350 250
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
0.88%, 11/15/2052
(f),(l),(m)
3,150 163
Morgan Stanley Capital I Trust 2011-C2
5.40%, 06/15/2044
(f),(l)
475 395
5.40%, 06/15/2044
(f),(l)
160 103
Motel 6 Trust 2017-M6MZ
7.04%, 08/15/2024
(f)
559 538
1.00 x 1 Month USD LIBOR + 6.93%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Starwood Retail Property Trust 2014-STAR
2.86%, 11/15/2027
(f),(g),(h)
$ 170 $ 109
1.00 x 1 Month USD LIBOR + 2.75%
4.51%, 11/15/2027
(f),(g),(h)
645 173
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(f)
1,981 1,283
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(f)
260 176
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(f),(l)
1,485 1,088
Wells Fargo Commercial Mortgage Trust
2016-C36
4.18%, 11/15/2059
(l)
100 86
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(f),(l),(m)
7,575 676
WFRBS Commercial Mortgage Trust 2011-C3
5.57%, 03/15/2044
(f),(l)
430 221
WFRBS Commercial Mortgage Trust 2011-C4
5.19%, 06/15/2044
(f),(l)
845 753
WFRBS Commercial Mortgage Trust 2012-C6
5.58%, 04/15/2045
(f),(l)
500 508
WFRBS Commercial Mortgage Trust 2012-C7
4.80%, 06/15/2045
(l)
80 63
4.80%, 06/15/2045
(f),(l)
225 39
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(f)
267 126
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(f)
2,885 2,359
$ 19,404
Commercial Services - 0.16%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(f)
650 698
Sabre GLBL Inc
9.25%, 04/15/2025
(f)
30 36
TriNet Group Inc
3.50%, 03/01/2029
(f)
155 154
$ 888
Cosmetics & Personal Care - 0.02%
Edgewell Personal Care Co
0.00%, 04/01/2029
(e),(n)
111 111
Diversified Financial Services - 0.87%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.65%, 07/21/2027 150 159
3.88%, 01/23/2028 150 161
6.50%, 07/15/2025 150 175
Air Lease Corp
3.13%, 12/01/2030 535 534
4.65%, 06/15/2026
(j),(k),(n)
170 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Aircastle Ltd
4.25%, 06/15/2026 425 450
Aviation Capital Group LLC
1.95%, 01/30/2026
(f)
45 44
5.50%, 12/15/2024
(f)
175 197
Navient Corp
5.00%, 03/15/2027 255 250
6.13%, 03/25/2024 5 5
7.25%, 09/25/2023 50 54
OneMain Finance Corp
7.13%, 03/15/2026 90 104

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
PHH Mortgage Corp
0.00%, 03/15/2026
(e),(f),(n)
$ 28 $ 28
Power Finance Corp Ltd
3.95%, 04/23/2030 300 314
5.25%, 08/10/2028 1,140 1,274
Quicken Loans LLC
5.25%, 01/15/2028
(f)
85 90
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.63%, 03/01/2029
(f)
250 247
3.88%, 03/01/2031
(f)
445 442
$ 4,694
Electric - 0.38%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
725 745
AES Corp/The
3.95%, 07/15/2030
(f)
115 126
Calpine Corp
3.75%, 03/01/2031
(f)
135 130
5.13%, 03/15/2028
(f)
125 126
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(e),(g),(h)
6,993 —
0.00%, 10/15/2020
(e),(g),(h)
6,143 —
India Green Power Holdings
4.00%, 02/22/2027
(f)
300 302
NRG Energy Inc
4.45%, 06/15/2029
(f)
130 144
5.25%, 06/15/2029
(f)
60 63
Pacific Gas and Electric Co
3.50%, 08/01/2050 210 188
4.30%, 03/15/2045 220 222
4.95%, 07/01/2050 25 27
$ 2,073
Electronics - 0.20%
Brightstar Escrow Corp
9.75%, 10/15/2025
(f)
1,000 1,063
Engineering & Construction - 0.09%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(f)
200 200
5.38%, 04/10/2024 270 278
$ 478
Entertainment - 0.01%
Scientific Games International Inc
7.00%, 05/15/2028
(f)
25 26
Food - 0.24%
Kraft Heinz Foods Co
4.88%, 10/01/2049 570 665
5.20%, 07/15/2045 175 210
MARB BondCo PLC
3.95%, 01/29/2031
(f)
230 223
Post Holdings Inc
5.75%, 03/01/2027
(f)
125 131
Smithfield Foods Inc
3.00%, 10/15/2030
(f)
45 46
$ 1,275
Forest Products & Paper - 0.03%
Suzano Austria GmbH
3.75%, 01/15/2031 170 180
Healthcare - Services - 0.34%
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(f)
50 49
Centene Corp
2.50%, 03/01/2031 245 238
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(f)
971 1,010
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
3.50%, 09/01/2030 $ 185 $ 191
Tenet Healthcare Corp
4.63%, 06/15/2028
(f)
5 5
5.13%, 05/01/2025 255 258
6.13%, 10/01/2028
(f)
65 68
$ 1,819
Insurance - 0.06%
Athene Holding Ltd
3.50%, 01/15/2031 165 171
Global Atlantic Fin Co
4.40%, 10/15/2029
(f)
130 141
$ 312
Internet - 0.57%
Expedia Group Inc
2.95%, 03/15/2031
(f),(n)
55 54
3.25%, 02/15/2030 670 683
3.80%, 02/15/2028 55 59
4.63%, 08/01/2027
(f)
165 184
6.25%, 05/01/2025
(f)
325 380
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(f)
165 164
Netflix Inc
4.88%, 06/15/2030
(f)
135 155
5.38%, 11/15/2029
(f)
15 18
5.88%, 11/15/2028 100 120
6.38%, 05/15/2029 120 149
Prosus NV
3.83%, 02/08/2051
(f)
300 269
Uber Technologies Inc
6.25%, 01/15/2028
(f)
45 48
7.50%, 09/15/2027
(f)
715 781
8.00%, 11/01/2026
(f)
40 43
$ 3,107
Investment Companies - 0.28%
FS KKR Capital Corp
3.40%, 01/15/2026 535 534
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 235 247
6.25%, 05/15/2026 305 320
Owl Rock Capital Corp
3.40%, 07/15/2026 425 437
$ 1,538
Iron & Steel - 0.44%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 224
CSN Inova Ventures
6.75%, 01/28/2028
(f)
700 756
6.75%, 01/28/2028 200 216
CSN Islands XII Corp
7.00%, 06/23/2021
(j)
625 629
Metinvest BV
7.65%, 10/01/2027
(f)
250 274
8.50%, 04/23/2026 200 227
United States Steel Corp
6.88%, 03/01/2029 56 55
$ 2,381
Leisure Products & Services - 0.53%
Carnival Corp
5.75%, 03/01/2027
(f)
601 610
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f)
2,449 2,278
$ 2,888

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.10%
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(f)
$ 120 $ 118
Hyatt Hotels Corp
5.38%, 04/23/2025 45 51
5.75%, 04/23/2030 80 95
Marriott International Inc/MD
4.63%, 06/15/2030 85 96
Travel + Leisure Co
4.63%, 03/01/2030
(f)
35 36
6.00%, 04/01/2027 10 11
6.63%, 07/31/2026
(f)
100 113
$ 520
Media - 1.14%
AMC Networks Inc
4.25%, 02/15/2029 85 83
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(f)
675 683
4.50%, 05/01/2032
(f)
20 21
Cengage Learning Inc
9.50%, 06/15/2024
(f)
1,161 1,152
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(f)
295 300
CSC Holdings LLC
6.50%, 02/01/2029
(f)
200 221
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
323 228
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
320 327
8.38%, 05/01/2027 285 302
NBCUniversal Enterprise Inc
5.25%, 03/19/2024
(f),(j)
1,205 1,217
Townsquare Media Inc
6.88%, 02/01/2026
(f)
1,132 1,184
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
200 204
Ziggo BV
4.88%, 01/15/2030
(f)
215 224
$ 6,146
Metal Fabrication & Hardware - 0.29%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(f)
1,490 1,591
Mining - 0.26%
Coeur Mining Inc
5.13%, 02/15/2029
(f),(n)
111 108
First Quantum Minerals Ltd
6.88%, 03/01/2026
(f)
405 423
7.50%, 04/01/2025
(f)
200 206
Freeport-McMoRan Inc
4.13%, 03/01/2028 140 147
4.25%, 03/01/2030 105 114
4.63%, 08/01/2030 35 39
5.40%, 11/14/2034 160 198
5.45%, 03/15/2043 55 68
Novelis Corp
4.75%, 01/30/2030
(f)
70 73
Volcan Cia Minera SAA
4.38%, 02/11/2026
(f)
30 31
$ 1,407
Miscellaneous Manufacturers - 0.22%
FXI Holdings Inc
7.88%, 11/01/2024
(f),(o)
1,162 1,179
Mortgage Backed Securities - 2.54%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 79 83
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 $ 54 $ 55
5.50%, 08/25/2034 61 62
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 135 141
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 52 53
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 57 57
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 54 59
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 57 57
Banc of America Mortgage 2005-A Trust
2.56%, 02/25/2035
(l)
20 21
CHL Mortgage Pass-Through Trust 2004-HYB4
2.85%, 09/20/2034
(l)
23 23
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(f),(l)
306 309
Connecticut Avenue Securities Trust 2019-R04
5.37%, 06/25/2039
(f)
280 286
1.00 x 1 Month USD LIBOR + 5.25%
Connecticut Avenue Securities Trust 2019-R07
3.52%, 10/25/2039
(f)
2,000 1,952
1.00 x 1 Month USD LIBOR + 3.40%
Connecticut Avenue Securities Trust 2020-R01
2.17%, 01/25/2040
(f)
155 155
1.00 x 1 Month USD LIBOR + 2.05%
3.37%, 01/25/2040
(f)
260 252
1.00 x 1 Month USD LIBOR + 3.25%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 34 34
CSMC 2019-RP10 Trust
3.06%, 12/26/2059
(f),(l)
277 279
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(f),(l)
199 202
DSLA Mortgage Loan Trust 2005-AR5
0.44%, 09/19/2045 118 91
1.00 x 1 Month USD LIBOR + 0.33%
Fannie Mae Connecticut Avenue Securities
2.32%, 01/25/2030 29 29
1.00 x 1 Month USD LIBOR + 2.20%
Freddie Mac STACR 2019-HQA3
7.62%, 09/25/2049
(f)
240 248
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac Stacr Remic Trust 2019-Hqa4
6.72%, 11/25/2049
(f)
530 517
1.00 x 1 Month USD LIBOR + 6.60%
Freddie Mac Stacr Remic Trust 2020-DNA1
5.37%, 01/25/2050
(f)
350 338
1.00 x 1 Month USD LIBOR + 5.25%
Freddie Mac STACR Remic Trust 2020-DNA2
4.92%, 02/25/2050
(f)
470 448
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR REMIC Trust 2020-HQA1
5.22%, 01/25/2050
(f)
220 210
1.00 x 1 Month USD LIBOR + 5.10%
Freddie Mac Stacr Remic Trust 2020-HQA2
4.22%, 03/25/2050
(f)
660 678
1.00 x 1 Month USD LIBOR + 4.10%
Freddie Mac STACR Trust 2019-DNA4
6.37%, 10/25/2049
(f)
300 308
1.00 x 1 Month USD LIBOR + 6.25%
Freddie Mac STACR Trust 2019-HRP1
4.17%, 02/25/2049
(f)
270 269
1.00 x 1 Month USD LIBOR + 4.05%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt
Notes
1.92%, 07/25/2030 $ 22 $ 21
1.00 x 1 Month USD LIBOR + 1.80%
8.92%, 03/25/2028 2,471 2,688
1.00 x 1 Month USD LIBOR + 8.80%
GCAT 2020-4 LLC
2.61%, 12/25/2025
(f),(l)
431 433
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 37 38
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.34%, 09/25/2034 106 102
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
2.99%, 08/25/2035
(l)
449 407
Lehman XS Trust Series 2006-2N
0.64%, 02/25/2046 79 72
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 33 34
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 29 30
6.00%, 06/25/2034 35 36
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 164 169
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
2.40%, 05/25/2036
(l)
9 9
PRPM 2020-5 LLC
3.10%, 11/25/2025
(f),(l)
573 578
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025
(f),(l)
158 159
Structured Adjustable Rate Mortgage Loan Trust
0.43%, 07/25/2035 524 390
1.00 x 1 Month USD LIBOR + 0.31%
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(f),(l)
1,059 1,061
VOLT XCIII LLC
1.89%, 03/27/2051
(f),(l)
295 295
$ 13,738
Oil & Gas - 1.26%
Aker BP ASA
3.75%, 01/15/2030
(f)
505 530
Bellatrix Exploration Ltd
0.00%, 09/11/2023
(e),(g),(h)
236 —
0.00%, PIK 0.00%; 12/15/2023
(e),(g),(h),(p)
257 —
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 67
EQT Corp
5.00%, 01/15/2029 15 16
Hess Corp
5.60%, 02/15/2041 155 184
Kosmos Energy Ltd
7.50%, 03/01/2028
(f),(g),(h),(n)
350 347
Leviathan Bond Ltd
5.75%, 06/30/2023
(f)
350 369
6.13%, 06/30/2025
(f)
660 723
6.50%, 06/30/2027
(f)
755 837
Occidental Petroleum Corp
2.90%, 08/15/2024 105 102
3.50%, 06/15/2025 35 34
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 489 479
OGX Austria GmbH
0.00%, 06/01/2018
(e),(f)
600 —
0.00%, 04/01/2022
(e),(f)
1,100 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petrobras Global Finance BV
7.25%, 03/17/2044 $ 125 $ 144
Petroleos Mexicanos
5.95%, 01/28/2031 1,005 969
6.63%, 06/15/2035 225 214
6.84%, 01/23/2030 700 706
Saudi Arabian Oil Co
3.25%, 11/24/2050
(f)
225 209
Tullow Oil PLC
6.25%, 04/15/2022 500 453
7.00%, 03/01/2025 450 358
YPF SA
6.95%, 07/21/2027
(f)
135 86
$ 6,827
Other Asset Backed Securities - 5.18%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(f)
128 132
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(f)
737 792
AIG CLO 2018-1 Ltd
6.67%, 01/20/2032
(f)
2,640 2,633
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(f),(l)
675 235
Allegro CLO VI Ltd
2.97%, 01/17/2031
(f)
250 245
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(f)
280 305
6.23%, 10/17/2036
(f)
695 765
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(f)
900 999
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(f)
1,045 1,136
Anchorage Capital CLO 9 Ltd
4.24%, 07/15/2032
(f)
250 251
1.00 x 3 Month USD LIBOR + 4.00%
Arbys Funding LLC
3.24%, 07/30/2050
(f)
313 319
ArrowMark Colorado Holdings
2.94%, 07/15/2029
(f)
250 250
1.00 x 3 Month USD LIBOR + 2.70%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(f)
80 81
Avery Point VII CLO Ltd
6.84%, 01/15/2028
(f)
1,400 1,379
1.00 x 3 Month USD LIBOR + 6.60%
Barings Clo Ltd 2019-IV
3.04%, 01/15/2033
(f)
250 251
1.00 x 3 Month USD LIBOR + 2.80%
Battalion Clo XIV Ltd
6.90%, 04/20/2032
(f)
250 250
1.00 x 3 Month USD LIBOR + 6.68%
Bayview Opportunity Master Fund V Trust
2020-RN3
3.23%, 09/25/2035
(f),(l)
161 163
BCC Funding XIV LLC
6.00%, 04/21/2025
(f)
250 253
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(f),(l)
190 190
Cairn CLO XI DAC
6.77%, 07/15/2035
(f)
EUR 360 439
1.00 x 3 Month Euro Interbank Offered
Rate + 6.77%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
89
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Canyon Capital CLO 2019-2 Ltd
7.39%, 10/15/2032
(f)
$ 250 $ 251
1.00 x 3 Month USD LIBOR + 7.15%
Carlyle Global Market Strategies Euro CLO
2015-1 Ltd
5.50%, 01/16/2033
(f)
EUR 882 1,002
1.00 x 3 Month Euro Interbank Offered
Rate + 5.50%
CARLYLE US CLO 2017-4 Ltd
3.04%, 01/15/2030
(f)
$ 280 274
1.00 x 3 Month USD LIBOR + 2.80%
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(f)
100 101
CLI Funding VIII LLC
1.64%, 02/18/2046
(f)
400 397
Cole Park CLO Ltd 2015-1
3.37%, 10/20/2028
(f)
255 256
1.00 x 3 Month USD LIBOR + 3.15%
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(f),(l)
42 42
DB Master Finance LLC
4.35%, 05/20/2049
(f)
207 223
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(f)
59 60
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(f)
206 213
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(f)
199 205
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(f)
514 554
Dryden 33 Senior Loan Fund
7.21%, 04/15/2029
(f)
700 702
1.00 x 3 Month USD LIBOR + 6.97%
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(g),(h)
695 253
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(g),(h)
316 47
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(e),(f),(g),(h)
1,030 —
Global Container Assets Ltd
4.50%, 02/05/2030
(f)
169 169
Hardee's Funding LLC
3.98%, 12/20/2050
(f)
120 125
Hayfin US XII Ltd
7.12%, 07/20/2032
(f)
110 110
1.00 x 3 Month USD LIBOR + 6.90%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(f)
55 57
HPEFS Equipment Trust
2.79%, 07/22/2030
(f)
500 519
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(f)
115 118
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(f)
332 331
KKR Clo 25 Ltd
6.78%, 04/15/2032
(f)
640 636
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(f),(l)
326 329
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059
(f),(l)
166 167
Madison Park Funding XXVI Ltd
3.21%, 07/29/2030
(f)
255 252
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
2.74%, 04/15/2029
(f)
255 249
1.00 x 3 Month USD LIBOR + 2.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(f)
$ 598 $ 609
New Residential Mortgage Loan Trust
2020-NPL2
3.23%, 08/25/2060
(f),(l)
88 89
Octagon Investment Partners XVI Ltd
5.97%, 07/17/2030
(f)
500 486
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
2.12%, 01/22/2030
(f)
250 249
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
5.22%, 07/20/2032
(f)
255 247
1.00 x 3 Month USD LIBOR + 5.00%
OHA Credit Funding 4 Ltd
6.32%, 10/22/2032
(f)
255 254
1.00 x 3 Month USD LIBOR + 6.10%
OHA Loan Funding 2013-1 Ltd
3.27%, 07/23/2031
(f)
275 276
1.00 x 3 Month USD LIBOR + 3.05%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(f)
790 792
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(f)
620 643
OZLM XXIII Ltd
7.04%, 04/15/2032
(f)
430 427
1.00 x 3 Month USD LIBOR + 6.80%
Parallel 2017-1 Ltd
2.22%, 07/20/2029
(f)
305 301
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
2.37%, 10/20/2031
(f)
480 478
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(f)
272 260
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(f)
100 101
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(f)
420 431
PRPM 2020-1 LLC
2.98%, 02/25/2025
(f),(l)
385 386
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(f)
78 81
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(f)
741 746
Sound Point Clo XV Ltd
6.18%, 01/23/2029
(f)
1,500 1,346
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(f)
240 220
Textainer Marine Containers VII Ltd
1.68%, 02/20/2046
(f)
195 193
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(f),(l)
162 159
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060
(f),(l)
62 62
Wendy's Funding LLC
4.08%, 06/15/2049
(f)
82 86
Wingstop Funding LLC
2.84%, 12/05/2050
(f)
100 101
York CLO-7 Ltd
4.02%, 01/22/2033
(f)
295 296
1.00 x 3 Month USD LIBOR + 3.80%
$ 28,029

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.37%
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 $ 250
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,221
7.13%, 01/31/2025 210 227
Viatris Inc
4.00%, 06/22/2050
(f)
290 298
$ 1,996
Pipelines - 0.53%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 630 678
Energy Transfer Operating LP
3.75%, 05/15/2030 65 69
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(f)
1,800 1,780
2.94%, 09/30/2040
(f)
205 202
Kinder Morgan Inc
5.05%, 02/15/2046 75 86
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032
(f)
55 54
$ 2,869
Real Estate - 0.75%
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 750 758
9.38%, 06/30/2024 200 191
11.95%, 11/12/2023 325 338
Sunac China Holdings Ltd
6.50%, 01/10/2025 375 374
6.65%, 08/03/2024 200 203
7.00%, 07/09/2025 775 783
7.25%, 06/14/2022 200 205
Yuzhou Group Holdings Co Ltd
6.00%, 01/25/2022 220 223
8.50%, 02/04/2023 725 772
8.50%, 02/26/2024 200 215
$ 4,062
Regional Authority - 0.12%
Provincia de Buenos Aires/Government Bonds
37.85%, 04/12/2025
(f)
ARS 11,045 110
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
37.93%, 05/31/2022 51,665 540
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 650
REITs - 0.14%
Iron Mountain Inc
5.00%, 07/15/2028
(f)
$ 165 171
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(f)
160 155
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
3.88%, 02/15/2029
(f)
130 131
National Health Investors Inc
3.00%, 02/01/2031 35 34
SBA Communications Corp
3.13%, 02/01/2029
(f)
260 254
$ 745
Retail - 0.57%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(f)
50 51
4.38%, 01/15/2028
(f)
255 259
Carvana Co
5.63%, 10/01/2025
(f)
125 130
5.88%, 10/01/2028
(f)
145 152
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Murphy Oil USA Inc
3.75%, 02/15/2031
(f)
$ 40 $ 40
Sizzling Platter LLC / Sizzling Platter Finance
Corp
8.50%, 11/28/2025
(f)
259 269
Staples Inc
10.75%, 04/15/2027
(f),(o)
2,048 1,956
Yum! Brands Inc
3.63%, 03/15/2031 230 221
$ 3,078
Semiconductors - 0.15%
Broadcom Inc
4.30%, 11/15/2032 740 826
Sovereign - 8.42%
1MDB Global Investments Ltd
4.40%, 03/09/2023 900 904
Argentine Republic Government International
Bond
0.12%, 07/09/2035
(l)
4,276 1,366
0.12%, 07/09/2046
(l)
EUR 64 24
0.50%, 07/09/2029 1 —
Brazilian Government International Bond
2.88%, 06/06/2025
(o)
$ 2,964 3,019
3.88%, 06/12/2030
(o)
997 992
Dominican Republic International Bond
4.50%, 01/30/2030 400 404
5.95%, 01/25/2027 275 310
Egypt Government International Bond
5.88%, 02/16/2031
(f)
575 554
6.38%, 04/11/2031 EUR 300 377
7.63%, 05/29/2032 $ 1,300 1,387
El Salvador Government International Bond
5.88%, 01/30/2025 250 244
7.12%, 01/20/2050 300 277
7.65%, 06/15/2035 100 99
Export-Import Bank of Korea
6.75%, 08/09/2022 INR 7,100 98
Ghana Government International Bond
6.38%, 02/11/2027 $ 750 770
7.88%, 03/26/2027 475 516
Indonesia Treasury Bond
5.50%, 04/15/2026 IDR 16,600,000 1,153
7.00%, 05/15/2027 19,600,000 1,436
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 150 181
4.88%, 01/30/2032
(f)
1,100 1,327
5.88%, 10/17/2031 200 260
Mexico Government International Bond
3.77%, 05/24/2061 $ 405 356
Montenegro Government International Bond
2.88%, 12/16/2027
(f)
EUR 650 753
5.75%, 03/10/2021
(o)
2,282 2,754
Oman Government International Bond
7.38%, 10/28/2032 $ 600 673
Peru Government Bond
6.15%, 08/12/2032 PEN 5,325 1,663
Republic of South Africa Government Bond
6.25%, 03/31/2036 ZAR 34,042 1,557
8.88%, 02/28/2035 64,500 3,785
Romanian Government International Bond
1.38%, 12/02/2029
(f)
EUR 250 300
2.00%, 01/28/2032 675 818
3.50%, 04/03/2034 350 487
3.62%, 05/26/2030
(f)
400 561
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 97,000 1,199
7.25%, 05/10/2034 136,000 1,870

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Serbia International Bond
3.13%, 05/15/2027
(f)
EUR 1,125 $ 1,502
Turkey Government International Bond
4.75%, 01/26/2026 $ 600 601
5.60%, 11/14/2024
(o)
592 619
5.75%, 03/22/2024
(o)
747 782
5.88%, 06/26/2031 2,025 2,005
6.25%, 09/26/2022
(o)
358 374
6.35%, 08/10/2024
(o)
732 781
6.38%, 10/14/2025
(o)
1,978 2,119
Ukraine Government Bond
16.42%, 11/17/2021 UAH 3,800 141
16.75%, 06/16/2021 4,300 156
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(l)
$ 1,125 1,234
7.75%, 09/01/2025 500 543
7.75%, 09/01/2027 1,000 1,082
Ukraine Treasury Bill
0.00%, 07/07/2021
(e)
UAH 20,100 696
Zambia Government International Bond
0.00%, 04/14/2024
(e)
$ 700 410
$ 45,519
Student Loan Asset Backed Securities - 0.34%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(f)
140 143
Navient Private Education Refi Loan Trust 2019-F
3.12%, 08/15/2068
(f)
445 455
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(f)
100 99
SLM Private Credit Student Loan Trust 2003-A
3.18%, 06/15/2032 189 189
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.20%, 03/15/2033 350 350
1.00 x US 28 Day Auction Rate + 0.00%
3.63%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(f)
100 104
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(f)
100 104
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(f)
23 23
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(f)
138 140
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(f)
160 165
$ 1,822
Supranational Bank - 0.18%
Banque Ouest Africaine de Developpement
2.75%, 01/22/2033
(f)
EUR 525 652
Eastern & Southern African Trade &
Development Bank/The
4.88%, 05/23/2024 $ 200 211
International Finance Corp
5.85%, 11/25/2022 INR 8,170 112
$ 975
Telecommunications - 1.26%
AT&T Inc
3.65%, 06/01/2051 $ 325 311
C&W Senior Financing DAC
7.50%, 10/15/2026
(f)
800 846
CommScope Inc
7.13%, 07/01/2028
(f)
455 477
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
190 186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Intrado Corp
8.50%, 10/15/2025
(f)
$ 1,912 $ 1,898
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
355 382
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 1,260 1,292
Plantronics Inc
4.75%, 03/01/2029
(f),(n)
111 111
VEON Holdings BV
3.38%, 11/25/2027
(f)
1,300 1,324
$ 6,827
Transportation - 0.04%
Indian Railway Finance Corp Ltd
2.80%, 02/10/2031
(f)
200 194
TOTAL BONDS $ 186,683
CONVERTIBLE BONDS - 0.70%
Principal
Amount (000's) Value (000's)
Airlines - 0.06%
Southwest Airlines Co
1.25%, 05/01/2025 $ 210 $ 353
Biotechnology - 0.15%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 130
1.25%, 05/15/2027
(f)
495 505
Guardant Health Inc
0.00%, 11/15/2027
(e),(f)
60 77
Halozyme Therapeutics Inc
0.25%, 03/01/2027
(f),(n)
80 79
$ 791
Commercial Services - 0.03%
Chegg Inc
0.00%, 09/01/2026
(e),(f)
60 71
Shift4 Payments Inc
0.00%, 12/15/2025
(e),(f)
80 98
$ 169
Computers - 0.01%
Lumentum Holdings Inc
0.50%, 12/15/2026 30 36
Energy - Alternate Sources - 0.01%
Sunrun Inc
0.00%, 02/01/2026
(e),(f)
40 39
Entertainment - 0.03%
Marriott Vacations Worldwide Corp
0.00%, 01/15/2026
(e),(f)
120 142
Healthcare - Products - 0.01%
SmileDirectClub Inc
0.00%, 02/01/2026
(e),(f)
60 57
Healthcare - Services - 0.08%
Teladoc Health Inc
1.25%, 06/01/2027
(f)
340 440
Internet - 0.05%
Expedia Group Inc
0.00%, 02/15/2026
(e),(f)
85 91
Palo Alto Networks Inc
0.38%, 06/01/2025
(f)
15 20
Uber Technologies Inc
0.00%, 12/15/2025
(e),(f)
170 178
$ 289
Leisure Products & Services - 0.00%
Peloton Interactive Inc
0.00%, 02/15/2026
(e),(f)
30 30
Media - 0.22%
DISH Network Corp
0.00%, 12/15/2025
(e),(f)
15 15
2.38%, 03/15/2024 140 132
3.38%, 08/15/2026 1,002 942

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
92
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Liberty Media Corp
0.50%, 12/01/2050
(f)
$ 80 $ 96
$ 1,185
Pharmaceuticals - 0.02%
Neurocrine Biosciences Inc
2.25%, 05/15/2024 85 126
Software - 0.02%
Bentley Systems Inc
0.13%, 01/15/2026
(f)
30 31
LivePerson Inc
0.00%, 12/15/2026
(e),(f)
55 63
$ 94
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 40 44
TOTAL CONVERTIBLE BONDS $ 3,795
CREDIT LINKED STRUCTURED NOTES
- 1.36%
Principal
Amount (000's) Value (000's)
Sovereign - 1.36%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(f)
CNY 47,600 $ 7,355
TOTAL CREDIT LINKED STRUCTURED NOTES $ 7,355
SENIOR FLOATING RATE INTERESTS
- 0.88%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.17%
GC EOS Buyer Inc
4.62%, 06/27/2025
(q)
$ 970 $ 944
3 Month USD LIBOR + 4.50%
Commercial Services - 0.19%
Garda World
4.99%, 10/30/2026
(q)
1,000 1,001
3 Month USD LIBOR + 4.75%
Consumer Products - 0.07%
KIK Custom Products Inc
4.25%, 12/22/2026
(q)
372 372
Diversified Financial Services - 0.18%
Syncapay Inc
7.50%, 12/10/2027
(q)
1,000 990
1 Month USD LIBOR + 6.50%
Engineering & Construction - 0.01%
Tutor Perini Corp
4.49%, 08/13/2027
(q)
44 45
3 Month USD LIBOR + 4.75%
Entertainment - 0.01%
Deluxe Entertainment Services Group Inc
0.00%, PIK 0.00%, 03/25/2024
(e),(h),(p),(q)
99 40
1 Month USD LIBOR + 6.50%
0.00%, PIK 0.00%, 09/25/2024
(e),(h),(p),(q)
806 —
1 Month USD LIBOR + 8.50%
$ 40
Hand & Machine Tools - 0.18%
Apex Tool
6.50%, 08/01/2024
(q)
994 992
1 Month USD LIBOR + 5.25%
Home Furnishings - 0.02%
Weber-Stephen Products LLC
4.00%, 10/20/2027
(q)
125 125
1 Month USD LIBOR + 3.25%
Insurance - 0.01%
Alliant Holdings Intermediate LLC
4.25%, 10/08/2027
(q)
17 17
1 Month USD LIBOR + 3.75%
Amwins Group Inc
3.00%, 02/17/2028
(q)
43 43
1 Month USD LIBOR + 2.25%
$ 60
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.03%
Ziggo BV
3.00%, 01/17/2029
(q)
EUR 115 $ 138
3 Month Euro Interbank Offered Rate +
3.00%
Oil & Gas Services - 0.01%
Lealand Finance Co BV
3.11%, 06/28/2024
(q)
$ 44 35
1 Month USD LIBOR + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,742
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 25.64%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 25.06%
0.13%, 06/30/2022
(o)
$ 2,773 $ 2,773
0.25%, 09/30/2025
(o)
7,578 7,424
0.38%, 09/30/2027
(o)
10,570 10,075
1.13%, 08/15/2040
(o)
7,844 6,612
1.25%, 10/31/2021
(o)
20,120 20,279
1.88%, 03/31/2022
(o)
18,234 18,586
2.13%, 05/15/2022
(o)
23,265 23,826
2.50%, 01/15/2022
(o)
26,693 27,253
2.50%, 02/15/2022
(o)
18,234 18,653
$ 135,481
U.S. Treasury Bill - 0.58%
0.07%, 01/27/2022
(r)
1,830 1,829
0.12%, 11/04/2021
(r),(s)
1,300 1,299
$ 3,128
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 138,609
REPURCHASE AGREEMENTS - 17.80%
Maturity
Amount (000's) Value (000's)
Banks - 17.80%
Merrill Lynch Repurchase Agreement; (0.02)%
traded 02/26/2021 maturing 03/01/2021
(collateralized by United States Treasury
Inflation Indexed Bonds; $2,477,660; 0.13%;
dated 07/15/30)
$ 2,542 $ 2,542
Merrill Lynch Repurchase Agreement; (0.02)%
traded 02/26/2021 maturing 03/01/2021
(collateralized by United States Treasury
Inflation Indexed Bonds; $6,157,998; 0.13%;
dated 10/15/25)
6,199 6,199
Merrill Lynch Repurchase Agreement; (0.02)%
traded 02/26/2021 maturing 03/01/2021
(collateralized by United States Treasury Note/
Bond; $2,158,608; 1.88%; dated 02/15/51)
2,170 2,170
Merrill Lynch Repurchase Agreement on
securities sold short; (0.02)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $18,196,872; 2.25%; dated 02/15/37)
18,250 18,250
Merrill Lynch Repurchase Agreement on
securities sold short; (0.02)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $3,454,720; 1.25%; dated 05/15/50)
3,482 3,482
Merrill Lynch Repurchase Agreement on
securities sold short; (0.02)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $20,898,341; 1.13%; dated 02/28/22)
21,022 21,022
Merrill Lynch Repurchase Agreement on
securities sold short; (0.02)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $29,986,451; 0.13%; dated 09/30/22)
29,979 29,979

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
93
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; (0.10)% traded
02/26/2021 maturing 03/02/2021
(collateralized by United States Treasury Note/
Bond; $3,428,684; 0.63%; dated 08/15/30)
$ 3,424 $ 3,424
Merrill Lynch Repurchase Agreement on
securities sold short; (0.10)% traded
02/26/2021 maturing 04/08/2021
(collateralized by Turkey Government
International Bond; $713,667; 11.88%; dated
01/15/30)
724 725
Merrill Lynch Repurchase Agreement; (0.30)%
traded 02/26/2021 maturing 03/01/2021
(collateralized by United States Treasury Note/
Bond; $5,454,304; 1.13%; dated 02/15/31)
5,498 5,499
Merrill Lynch Repurchase Agreement on
securities sold short; (0.30)% traded
03/18/2020 (collateralized by Republic of
South Africa Government International Bond;
$3,257,188; 4.85%; dated 09/27/27)
(t)
2,947 2,956
$ 96,248
TOTAL REPURCHASE AGREEMENTS $ 96,248
TOTAL PURCHASED OPTIONS - 0.24% $ 1,305
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.01% $ 54
Total Investments $ 780,190
Other Assets and Liabilities -  (44.30)% (239,500)
TOTAL NET ASSETS - 100.00% $ 540,690
(a) Current yield shown is as of period end.
(b) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(c) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $85,532 or
15.82% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $112,320 or 20.77% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6,432 or 1.19%
of net assets.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security purchased on a when-issued basis.
(o) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $145,295 or 26.87% of net assets.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) Rate shown is the discount rate of the original purchase.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $440 or 0.08% of net assets.
(t) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 35.72%
Financial 27.40%
Money Market Funds 21.51%
Consumer, Non-cyclical 10.56%
Communications 8.28%
Industrial 7.88%
Consumer, Cyclical 7.69%
Mortgage Securities 6.13%
Asset Backed Securities 5.98%
Technology 5.55%
Energy 3.14%
Basic Materials 3.06%
Utilities 1.11%
Purchased Options 0.24%
Diversified 0.03%
Investment Companies 0.01%
Purchased Interest Rate Swaptions 0.01%
Investments Sold Short (30.71)%
Other Assets and Liabilities
(13.59)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 89,036 $ 541,939 $ 523,784 $ 107,191
$ 89,036 $ 541,939 $ 523,784 $ 107,191
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
94
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb - Class A 06/24/2015 $ 157 $ 695 0.13%
Element Comm Aviation 06/15/2015 2,800 294 0.05%
Forward Venture Services LLC   0.00% 11/20/2014 102 632 0.12%
Jand Inc 04/23/2015 19 39 0.01%
Jand Inc   0.00% 04/23/2015 43 88 0.01%
Marklogic - Escrow   0.00% 11/10/2020 4 3 0.00%
Porch Group, Inc. 12/23/2020 25 46 0.01%
Veracode Inc - Escrow   0.00% 04/18/2017 21 — 0.00%
WE Company Common Class A 12/08/2014 6 1 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 31 0.01%
WE Company Preferred D-2   0.00% 12/08/2014 64 24 0.00%
Total $ 1,853 0.34%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - SPDR Gold Shares ETP N/A 22 $ 2 $ 200.00 01/24/2022 $ 27 $ 7 $ (20)
Call - T-Mobile US Inc N/A 71 7 $ 125.00 04/19/2021 28 25 (3)
Put - iShares Russell 2000 ETF N/A 24 2 $ 180.00 04/01/2021 13 3 (10)
Put - iShares Russell 2000 ETF N/A 24 2 $ 175.00 04/01/2021 13 2 (11)
Put - iShares Russell 2000 ETF N/A 24 2 $ 165.00 04/01/2021 9 1 (8)
Put - iShares Russell 2000 ETF N/A 24 2 $ 171.00 03/22/2021 10 1 (9)
Put - S&P 500 Index N/A 21 2 $ 3,375.00 09/20/2021 376 303 (73)
Put - S&P 500 Index N/A 24 2 $ 3,150.00 03/22/2021 390 14 (376)
Put - S&P 500 Index N/A 21 2 $ 3,325.00 06/21/2021 184 160 (24)
Put - SPDR S&P 500 ETF Trust N/A 12 1 $ 334.00 03/22/2021 7 2 (5)
Put - SPDR S&P 500 ETF Trust N/A 12 1 $ 333.00 04/01/2021 9 3 (6)
Put - SPDR S&P 500 ETF Trust N/A 12 1 $ 330.00 04/01/2021 8 2 (6)
Put - SPDR S&P 500 ETF Trust N/A 12 1 $ 334.00 04/01/2021 9 3 (6)
Call - EUR versus ZAR JPMorgan Chase 1 EUR 2,220 EUR 18.80 04/01/2021 25 33 8
Call - EUR versus ZAR Citigroup Inc 1 1,839 EUR 19.30 04/01/2021 50 15 (35)
Call - EUR versus ZAR Citigroup Inc 1 1,510 EUR 19.30 04/01/2021 47 12 (35)
Call - USD versus CLP Morgan Stanley & Co 1 $ 1,813 $ 755.00 06/16/2021 42 25 (17)
Call - USD versus CLP Morgan Stanley & Co 1 5,439 $ 755.00 06/16/2021 158 74 (84)
Call - USD versus MXN UBS AG 1 2,563 $ 21.20 03/31/2021 46 43 (3)
Call - USD versus MXN Goldman Sachs & Co 1 4,343 $ 21.20 03/31/2021 73 73 —
Call - USD versus PHP JPMorgan Chase 1 3,484 $ 49.50 08/18/2021 28 47 19
Call - USD versus PHP Nomura Securities 1 2,136 $ 49.50 08/18/2021 21 29 8
Call - USD versus USD Jefferies & Company 1 2,775 $ 1.36 03/29/2021 52 108 56
Put - USD versus BRL Goldman Sachs & Co 1 2,136 $ 5.30 05/12/2021 55 23 (32)
Put - USD versus BRL Citigroup Inc 1 712 $ 5.30 05/12/2021 26 8 (18)
Put - USD versus BRL BNP Paribas 1 3,916 $ 5.30 05/12/2021 128 43 (85)
Put - USD versus BRL Morgan Stanley & Co 1 1,068 $ 5.30 05/12/2021 36 12 (24)
Put - USD versus CNH Standard Chartered Bank,
Hong Kong
1 2,848 $ 6.45 05/20/2021 17 15 (2)
Put - USD versus IDR Barclays Bank PLC 1 3,060 $ 13,800.00 04/02/2021 42 1 (41)
Put - USD versus IDR UBS AG 1 6,040 $ 13,800.00 04/02/2021 86 3 (83)
Put - USD versus IDR Barclays Bank PLC 1 1,224 $ 13,800.00 04/21/2021 9 1 (8)
Put - USD versus JPY Barclays Bank PLC 1 2,775 $ 103.50 05/17/2021 16 12 (4)
Put - USD versus JPY Barclays Bank PLC 1 2,775 $ 103.50 05/17/2021 15 12 (3)
Put - USD versus JPY Standard Chartered Bank,
Hong Kong
1 2,850 $ 104.25 06/16/2021 26 22 (4)
Put - USD versus TRY Morgan Stanley & Co 1 6,732 $ 7.30 04/16/2021 108 72 (36)
Put - USD versus TRY Deutsche Bank AG 1 3,752 $ 7.25 05/03/2021 70 36 (34)
Put - US 5 Year Note Future; June
2021
N/A 54 54 $ 125.00 03/29/2021 16 60 44
Total $ 2,275 $ 1,305 $ (970)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Activision Blizzard Inc N/A 2 $ — $ 110.00 04/19/2021 $ — $ — $ —
Call - Applied Materials Inc N/A 1 — $ 135.00 04/19/2021 — — —
Call - Bank of America Corp N/A 6 1 $ 37.00 04/19/2021 (1) (1) —
Call - Chevron Corp N/A 2 — $ 105.00 04/19/2021 (1) (1) —
Call - Comcast Corp N/A 2 — $ 55.00 04/19/2021 — — —
Call - Crown Castle International
Corp
N/A 1 — $ 175.00 04/19/2021 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
95
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - DR Horton Inc N/A 2 $ — $ 90.00 04/19/2021 $ — $ — $ —
Call - Exxon Mobil Corp N/A 3 — $ 60.00 04/19/2021 — — —
Call - Fox Corp N/A 2 — $ 37.00 04/19/2021 — — —
Call - Gilead Sciences Inc N/A 3 — $ 70.00 04/19/2021 — — —
Call - HCA Holdings Inc N/A 1 — $ 190.00 04/19/2021 — — —
Call - Intel Corp N/A 3 — $ 70.00 04/19/2021 — — —
Call - Lowe's Cos Inc N/A 1 — $ 195.00 04/19/2021 — — —
Call - Morgan Stanley N/A 2 — $ 85.00 04/19/2021 — — —
Call - Nexstar Media Group Inc N/A 1 — $ 140.00 04/19/2021 (1) (1) —
Call - Oracle Corp N/A 3 — $ 67.50 04/19/2021 (1) (1) —
Call - Pfizer Inc N/A 3 — $ 37.00 04/19/2021 — — —
Call - Philip Morris International
Inc
N/A 1 — $ 90.00 04/19/2021 — — —
Call - Skyworks Solutions Inc N/A 1 — $ 210.00 04/19/2021 — — —
Call - Target Corp N/A 1 — $ 210.00 04/19/2021 — — —
Call - Texas Instruments Inc N/A 1 — $ 190.00 04/19/2021 — — —
Call - T-Mobile US Inc N/A 71 7 $ 140.00 04/19/2021 (6) (5) 1
Put - S&P 500 Index N/A 21 2 $ 3,100.00 09/20/2021 (251) (204) 47
Put - S&P 500 Index N/A 21 2 $ 2,975.00 06/21/2021 (152) (83) 69
Put - T-Mobile US Inc N/A 71 7 $ 115.00 04/19/2021 (19) (23) (4)
Call - EUR versus HUF Barclays Bank PLC 1 EUR 2,144 EUR 368.00 08/18/2021 (27) (35) (8)
Put - USD versus CLP Morgan Stanley & Co 1 $ 4,230 $ 710.00 06/16/2021 (70) (77) (7)
Put - USD versus CNH Standard Chartered Bank,
Hong Kong
1 2,848 $ 6.35 05/20/2021 (6) (5) 1
Put - USD versus INR Nomura Securities 1 1,340 $ 72.00 05/26/2021 (5) (2) 3
Put - USD versus JPY Standard Chartered Bank ,
Hong Kong
1 2,850 $ 102.00 06/16/2021 (13) (12) 1
Put - USD versus TRY Deutsche Bank AG 1 3,752 $ 6.95 05/03/2021 (23) (11) 12
Put - USD versus TRY Goldman Sachs & Co 1 6,732 $ 7.00 04/16/2021 (48) (20) 28
Put - USD versus ZAR Goldman Sachs & Co 1 3,204 $ 14.90 05/19/2021 (62) (63) (1)
Put - USD versus ZAR JPMorgan Chase 1 1,876 $ 14.90 07/07/2021 (51) (46) 5
Put - US 5 Year Note Future; June
2021
N/A 54 54 $ 124.25 03/29/2021 (6) (33) (27)
Put - US 5 Year Note Future; June
2021
N/A 54 54 $ 124.75 03/29/2021 (11) (49) (38)
Total $ (754) $ (672) $ 82
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive ZAR 489,806 4.50% 08/09/2021 $ 199 $ 31 $ (168)
Call - 3 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive 164,082 4.50% 08/25/2021 39 12 (27)
Call - 5 Year Interest Rate
Swap
Bank of America NA 3 Month Johannesburg
Interbank Agreed Rate
Receive 87,510 5.25% 02/11/2022 60 11 (49)
Total $ 298 $ 54 $ (244)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Long 402 $ 100,244 $ (51)
90 Day Short Sterling; December 2021 Long 301 52,359 (54)
Australia 10 Year Bond; March 2021 Short 27 2,848 109
Brent Crude; May 2021
(a)
Long 34 2,190 69
Canada 10 Year Bond; June 2021 Short 1 110 —
Cocoa; May 2021
(a)
Long 17 419 26
Coffee 'C'; May 2021
(a)
Long 21 1,083 86
Corn; May 2021
(a)
Long 98 2,683 6
Cotton No.2; May 2021
(a)
Long 11 489 (3)
DAX Index; March 2021 Long 3 1,245 (22)
DJ Euro Stoxx 50; March 2021 Long 1 44 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
96
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
DJ Euro Stoxx 50; March 2021 Short 146 $ 6,389 $ (204)
Dollar Index; March 2021 Short 18 1,636 (7)
E-Mini DJIA Index; March 2021 Long 6 927 (14)
Euribor; June 2022 Long 201 60,923 (37)
Euro Bond 10 Year Bond; March 2021 Short 7 1,464 33
Euro Bond 10 Year Bond; March 2021 Long 53 11,088 (203)
Euro Schatz; March 2021 Long 148 20,030 (23)
Euro-Bobl 5 Year; March 2021 Long 140 22,670 (141)
FTSE100 Index; March 2021 Short 28 2,512 37
FTSE100 Index; March 2021 Short 17 1,525 33
Gasoline RBOB; April 2021
(a)
Long 48 3,932 137
Gold 100 oz; April 2021
(a)
Long 10 1,729 (85)
Hang Seng Index; March 2021 Long 25 4,667 (215)
Japan 10 Year Bond TSE; March 2021 Short 13 18,369 143
Japan Topix Index; March 2021 Long 21 3,695 93
KC HRW Wheat; July 2021
(a)
Long 39 1,244 (5)
LME Copper; June 2021
(a)
Long 7 1,588 278
LME Copper; March 2021
(a)
Short — — 558
LME PRI Alum; June 2021
(a)
Long 31 1,673 91
LME PRI Alum; March 2021
(a)
Short — — 74
LME Zinc; June 2021
(a)
Long 12 839 62
LME Zinc; March 2021
(a)
Short — — (2)
Low Sulphur Gasoline; April 2021
(a)
Long 45 2,397 31
Mini Japan 10 Year Bond; March 2021 Short 16 2,263 9
Nasdaq 100 E-Mini; March 2021 Long 21 5,423 (242)
Natural Gas; April 2021
(a)
Short 36 998 64
Nikkei 225 OSE; March 2021 Long 8 2,195 6
NY Harb ULSD; April 2021
(a)
Long 39 3,019 40
Russell 2000 Emini; March 2021 Long 12 1,320 (41)
Russell 2000 Emini; March 2021 Short 110 12,096 (1,536)
S&P 500 Emini; March 2021 Long 18 3,428 (80)
S&P Mid 400 Emini; March 2021 Short 2 499 (52)
S&P/TSX 60 Index; March 2021 Short 3 505 (14)
Silver; May 2021
(a)
Long 19 2,512 (127)
Soybean Meal; May 2021
(a)
Long 24 1,011 (16)
Soybean Oil; May 2021
(a)
Long 21 629 51
Soybean; May 2021
(a)
Long 36 2,528 29
Sugar #11; May 2021
(a)
Long 50 921 29
UK 10 Year Gilt; June 2021 Long 48 8,544 (86)
US 10 Year Note; June 2021 Short 93 12,343 112
US 10 Year Note; June 2021 Short 73 9,688 96
US 10 Year Note; June 2021 Long 23 3,053 (8)
US 10 Year Ultra Note; June 2021 Short 20 2,947 16
US 2 Year Note; June 2021 Short 107 23,622 16
US 2 Year Note; June 2021 Long 235 51,880 (42)
US 5 Year Note; June 2021 Long 280 34,711 (273)
US 5 Year Note; June 2021 Short 28 3,471 3
US Long Bond; June 2021 Short 49 7,802 87
US Long Bond; June 2021 Short 13 2,070 15
US Ultra Bond; June 2021 Short 26 4,916 31
Wheat; May 2021
(a)
Long 42 1,387 20
WTI Crude; April 2021
(a)
Long 34 2,091 61
Total $ (1,032)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/01/2021 CLP 445,822 $ 604 $ 12 $ —
Bank of America NA 03/01/2021 $ 608 CLP 445,822 — (8)
Bank of America NA 03/02/2021 BRL 3,869 $ 712 — (21)
Bank of America NA 03/02/2021 MXN 9,892 $ 472 1 —
Bank of America NA 03/02/2021 $ 719 BRL 3,868 28 —
Bank of America NA 03/04/2021 $ 429 CLP 314,696 — (6)
Bank of America NA 03/09/2021 CNY 5,181 $ 804 — (6)
Bank of America NA 03/09/2021 PHP 71,629 $ 1,478 1 (6)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
97
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/09/2021 $ 804 CNY 5,224 $ — $ (1)
Bank of America NA 03/09/2021 $ 1,477 PHP 71,356 11 —
Bank of America NA 03/10/2021 INR 86,112 $ 1,158 11 —
Bank of America NA 03/10/2021 MXN 110,622 $ 5,491 — (208)
Bank of America NA 03/10/2021 $ 1,718 MXN 34,626 64 —
Bank of America NA 03/10/2021 $ 1,158 INR 84,974 5 —
Bank of America NA 03/16/2021 MXN 63,106 $ 2,928 115 (33)
Bank of America NA 03/16/2021 $ 2,901 MXN 63,105 — (111)
Bank of America NA 03/17/2021 IDR 8,708,692 $ 617 — (10)
Bank of America NA 03/17/2021 $ 617 IDR 8,620,928 16 —
Bank of America NA 03/18/2021 IDR 10,912,725 $ 765 — (5)
Bank of America NA 03/18/2021 ZAR 23,094 $ 1,544 — (21)
Bank of America NA 03/18/2021 TRY 9,004 $ 1,233 — (28)
Bank of America NA 03/18/2021 $ 1,544 ZAR 22,718 46 —
Bank of America NA 03/18/2021 $ 1,233 TRY 8,770 60 —
Bank of America NA 03/18/2021 $ 765 IDR 11,006,820 — (2)
Bank of America NA 03/19/2021 AUD 16,608 $ 12,596 233 (48)
Bank of America NA 03/19/2021 GBP 18,022 $ 24,542 575 (6)
Bank of America NA 03/19/2021 CAD 9,233 $ 7,243 19 (9)
Bank of America NA 03/19/2021 EUR 19,483 $ 23,616 6 (106)
Bank of America NA 03/19/2021 JPY 3,685,880 $ 35,465 — (876)
Bank of America NA 03/19/2021 MXN 101,253 $ 5,055 — (224)
Bank of America NA 03/19/2021 NZD 12,509 $ 8,904 135 (3)
Bank of America NA 03/19/2021 CHF 15,184 $ 17,081 — (375)
Bank of America NA 03/19/2021 $ 36,072 JPY 3,746,223 920 —
Bank of America NA 03/19/2021 $ 10,710 GBP 7,908 1 (308)
Bank of America NA 03/19/2021 $ 3,556 NZD 4,972 3 (37)
Bank of America NA 03/19/2021 $ 1,307 MXN 25,884 71 —
Bank of America NA 03/19/2021 $ 11,066 AUD 14,403 32 (46)
Bank of America NA 03/19/2021 $ 13,731 EUR 11,282 113 —
Bank of America NA 03/19/2021 $ 7,233 CHF 6,411 179 —
Bank of America NA 03/19/2021 $ 5,696 CAD 7,216 26 (2)
Bank of America NA 03/25/2021 EUR 643 $ 782 — (6)
Bank of America NA 03/25/2021 JPY 56,308 $ 536 — (8)
Bank of America NA 03/26/2021 EUR 2,900 $ 3,504 — (3)
Bank of America NA 03/26/2021 JPY 377,864 $ 3,576 — (30)
Bank of America NA 03/26/2021 $ 3,503 EUR 2,900 2 —
Bank of America NA 03/29/2021 IDR 12,951,270 $ 906 — (8)
Bank of America NA 03/29/2021 MXN 64,192 $ 2,845 214 —
Bank of America NA 03/29/2021 $ 366 ARS 34,833 — (10)
Bank of America NA 03/29/2021 $ 2,950 MXN 64,191 — (111)
Bank of America NA 03/29/2021 $ 906 IDR 12,711,180 25 —
Bank of America NA 03/30/2021 GBP 555 $ 778 — (5)
Bank of America NA 03/30/2021 $ 1,567 GBP 1,110 20 —
Bank of America NA 03/31/2021 EUR 1,388 SEK 13,996 16 —
Bank of America NA 03/31/2021 EUR 833 NOK 8,538 20 —
Bank of America NA 03/31/2021 EUR 1,408 HUF 503,702 23 —
Bank of America NA 03/31/2021 HUF 515,849 EUR 1,407 18 —
Bank of America NA 03/31/2021 JPY 44,061 $ 416 — (3)
Bank of America NA 03/31/2021 NZD 1,110 $ 809 — (7)
Bank of America NA 03/31/2021 KRW 616,394 $ 554 — (8)
Bank of America NA 03/31/2021 CHF 1,008 $ 1,110 — —
Bank of America NA 03/31/2021 $ 555 CAD 698 7 —
Bank of America NA 03/31/2021 $ 1,210 INR 89,042 11 —
Bank of America NA 03/31/2021 $ 36 HUF 12,147 — (4)
Bank of America NA 04/05/2021 THB 18,069 $ 591 8 —
Bank of America NA 04/05/2021 $ 569 THB 18,069 — (31)
Bank of America NA 04/06/2021 EUR 1,995 ZAR 37,386 — (52)
Bank of America NA 04/06/2021 IDR 49,724,901 $ 3,506 — (68)
Bank of America NA 04/06/2021 ZAR 37,842 EUR 1,996 83 —
Bank of America NA 04/06/2021 $ 3,506 IDR 49,037,064 115 —
Bank of America NA 04/08/2021 EUR 1,638 PLN 7,362 10 —
Bank of America NA 04/08/2021 PLN 7,362 EUR 1,638 — (10)
Bank of America NA 04/14/2021 BRL 4,981 $ 981 — (94)
Bank of America NA 04/14/2021 $ 982 BRL 5,115 70 —
Bank of America NA 04/15/2021 INR 202,550 $ 2,708 13 —
Bank of America NA 04/15/2021 $ 1,498 INR 110,960 7 —
Bank of America NA 04/16/2021 TRY 26,806 $ 3,549 24 (33)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
98
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 04/16/2021 $ 2,692 TRY 20,560 $ 10 $ (34)
Bank of America NA 04/22/2021 IDR 2,619,045 $ 185 — (4)
Bank of America NA 04/22/2021 $ 185 IDR 2,592,035 6 —
Bank of America NA 04/26/2021 ZAR 8,817 $ 572 7 —
Bank of America NA 04/26/2021 THB 30,962 $ 1,031 — (4)
Bank of America NA 04/26/2021 $ 572 ZAR 8,822 — (8)
Bank of America NA 04/26/2021 $ 1,031 THB 30,969 3 —
Bank of America NA 04/27/2021 COP 15,551,057 $ 4,146 113 —
Bank of America NA 04/27/2021 $ 4,053 COP 15,551,056 — (208)
Bank of America NA 04/30/2021 JPY 55,579 $ 534 — (12)
Bank of America NA 04/30/2021 PHP 31,334 $ 640 — (3)
Bank of America NA 04/30/2021 $ 534 JPY 56,405 4 —
Bank of America NA 04/30/2021 $ 3,642 PHP 176,804 49 —
Bank of America NA 05/03/2021 CLP 260,628 $ 356 5 —
Bank of America NA 05/03/2021 MXN 66,941 $ 3,273 — (93)
Bank of America NA 05/03/2021 $ 356 CLP 259,079 — (2)
Bank of America NA 05/03/2021 $ 858 TRY 6,383 21 —
Bank of America NA 05/03/2021 $ 3,065 MXN 66,941 — (116)
Bank of America NA 05/05/2021 PEN 16,723 $ 4,590 — (2)
Bank of America NA 05/05/2021 PHP 69,520 $ 1,424 — (11)
Bank of America NA 05/05/2021 $ 4,590 PEN 16,564 45 —
Bank of America NA 05/05/2021 $ 3,920 PHP 189,918 60 —
Bank of America NA 05/06/2021 MXN 32,742 $ 1,625 — (70)
Bank of America NA 05/06/2021 $ 1,530 MXN 32,742 — (25)
Bank of America NA 05/10/2021 MXN 32,305 $ 1,590 — (57)
Bank of America NA 05/10/2021 $ 1,530 MXN 32,305 — (3)
Bank of America NA 05/13/2021 BRL 12,691 $ 2,314 — (55)
Bank of America NA 05/13/2021 $ 2,314 BRL 12,631 66 —
Bank of America NA 05/19/2021 $ 858 CLP 615,714 6 —
Bank of America NA 05/20/2021 ZAR 16,537 $ 1,068 15 —
Bank of America NA 05/20/2021 $ 1,068 ZAR 16,220 5 —
Bank of America NA 05/24/2021 MXN 5,519 $ 268 — (6)
Bank of America NA 05/28/2021 ZAR 10,392 $ 712 — (32)
Bank of America NA 05/28/2021 $ 712 ZAR 10,739 9 —
Bank of America NA 06/01/2021 MXN 32,249 $ 1,430 97 —
Bank of America NA 06/01/2021 $ 1,486 MXN 32,249 — (42)
Bank of America NA 06/14/2021 MXN 32,550 $ 1,478 61 —
Bank of America NA 06/14/2021 $ 1,423 MXN 32,550 — (117)
Bank of America NA 06/16/2021 INR 138,223 $ 1,850 — (6)
Bank of America NA 06/16/2021 $ 1,850 INR 137,598 15 —
Bank of America NA 06/17/2021 CLP 644,716 $ 890 9 (6)
Bank of America NA 06/17/2021 $ 890 CLP 650,572 — (10)
Bank of America NA 06/21/2021 MXN 61,789 $ 3,020 — (100)
Bank of America NA 06/21/2021 $ 3,056 MXN 61,789 137 —
Bank of America NA 07/12/2021 HUF 2,105,473 $ 7,161 — (162)
Bank of America NA 07/12/2021 $ 3,560 HUF 1,058,833 40 —
Bank of America NA 07/13/2021 HUF 1,058,744 $ 3,560 — (41)
Bank of America NA 07/13/2021 $ 3,567 HUF 1,058,744 48 —
Bank of America NA 07/19/2021 HUF 1,058,210 $ 3,560 — (43)
Bank of America NA 07/19/2021 $ 3,591 HUF 1,058,210 74 —
Bank of America NA 07/21/2021 HUF 1,060,880 $ 3,586 — (60)
Bank of America NA 07/21/2021 $ 3,560 HUF 1,060,880 34 —
Bank of America NA 08/03/2021 MXN 67,668 $ 3,065 118 —
Bank of America NA 08/03/2021 $ 3,275 MXN 67,668 92 —
Bank of America NA 08/17/2021 INR 59,850 $ 804 — (11)
Bank of America NA 08/18/2021 PHP 34,949 $ 712 — (6)
Bank of America NA 08/18/2021 $ 712 PHP 35,038 4 —
Bank of America NA 08/20/2021 CNY 30,388 $ 4,290 339 —
Bank of America NA 08/20/2021 $ 4,540 CNY 30,388 — (89)
Bank of America NA 08/23/2021 INR 40,007 $ 536 — (7)
Bank of America NA 09/01/2021 MXN 84,927 $ 3,718 265 —
Bank of America NA 09/01/2021 $ 3,753 MXN 84,927 — (230)
Bank of America NA 09/07/2021 MXN 66,212 $ 2,907 196 —
Bank of America NA 09/07/2021 $ 2,978 MXN 66,211 — (125)
Bank of America NA 09/14/2021 MXN 31,562 $ 1,422 55 —
Bank of America NA 09/14/2021 $ 1,509 MXN 31,562 32 —
Bank of America NA 11/08/2021 MXN 33,466 $ 1,530 28 —
Bank of America NA 11/08/2021 $ 1,627 MXN 33,466 69 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
99
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 11/09/2021 MXN 33,005 $ 1,530 $ 6 $ —
Bank of America NA 11/09/2021 $ 1,592 MXN 33,005 56 —
Bank of America NA 12/21/2021 MXN 63,017 $ 3,053 — (134)
Bank of America NA 12/21/2021 $ 3,020 MXN 63,017 102 —
Bank of America NA 01/12/2022 HUF 1,061,610 $ 3,560 — (42)
Bank of America NA 01/12/2022 $ 7,168 HUF 2,108,784 180 —
Bank of America NA 01/13/2022 HUF 1,060,524 $ 3,562 — (48)
Bank of America NA 01/13/2022 $ 3,563 HUF 1,060,524 49 —
Bank of America NA 01/19/2022 HUF 1,059,598 $ 3,590 — (79)
Bank of America NA 01/19/2022 $ 3,560 HUF 1,059,598 49 —
Bank of America NA 01/21/2022 HUF 1,063,605 $ 3,560 — (36)
Bank of America NA 01/21/2022 $ 3,591 HUF 1,063,605 66 —
Bank of New York Mellon 03/02/2021 EUR 3,000 $ 3,632 — (12)
Bank of New York Mellon 03/02/2021 $ 4,235 EUR 3,500 12 —
Bank of New York Mellon 03/10/2021 $ 2,785 EUR 2,350 — (51)
Bank of New York Mellon 03/17/2021 EUR 500 $ 607 — (3)
Bank of New York Mellon 03/17/2021 ZAR 35,742 $ 2,420 — (61)
Bank of New York Mellon 03/17/2021 $ 2,357 ZAR 35,742 — (2)
Bank of New York Mellon 03/17/2021 $ 1,734 EUR 1,440 — (4)
Bank of New York Mellon 04/06/2021 $ 1,211 EUR 1,000 4 —
Bank of New York Mellon 04/16/2021 GBP 2,000 $ 2,762 25 —
Bank of New York Mellon 04/16/2021 $ 2,725 GBP 2,000 — (62)
Bank of New York Mellon 04/26/2021 $ 1,591 ZAR 24,220 2 (2)
Barclays Bank PLC 03/17/2021 CAD 950 $ 745 2 —
Barclays Bank PLC 04/26/2021 EUR 130 $ 158 — (1)
Barclays Bank PLC 04/26/2021 $ 299 EUR 245 3 —
BMO Capital Markets 03/17/2021 GBP 737 $ 1,001 26 —
BNP Paribas 03/17/2021 $ 6,919 EUR 5,689 52 —
Citigroup Inc 03/01/2021 $ 40 RUB 2,951 — —
HSBC Securities Inc 03/19/2021 CZK 38,800 $ 1,818 — (28)
HSBC Securities Inc 03/19/2021 PLN 6,700 $ 1,813 — (23)
HSBC Securities Inc 03/19/2021 TRY 20,400 $ 2,854 — (126)
HSBC Securities Inc 03/19/2021 $ 2,963 BRL 16,400 39 —
HSBC Securities Inc 03/19/2021 $ 436 RUB 32,400 3 —
HSBC Securities Inc 03/19/2021 $ 3,624 PEN 13,200 5 —
HSBC Securities Inc 03/19/2021 $ 2,529 MXN 51,100 91 —
HSBC Securities Inc 03/19/2021 $ 725 PLN 2,700 4 —
HSBC Securities Inc 03/23/2021 EUR 10 $ 12 — —
HSBC Securities Inc 03/23/2021 $ 5,678 EUR 4,670 40 —
JPMorgan Chase 03/01/2021 $ 15 CNY 97 — —
JPMorgan Chase 03/19/2021 BRL 16,400 $ 3,028 — (103)
JPMorgan Chase 03/19/2021 CNY 5,800 $ 901 — (8)
JPMorgan Chase 03/19/2021 EUR 1,475 $ 1,789 — (8)
JPMorgan Chase 03/19/2021 INR 390,000 $ 5,327 — (51)
JPMorgan Chase 03/19/2021 ILS 8,800 $ 2,700 — (40)
JPMorgan Chase 03/19/2021 MXN 51,100 $ 2,500 — (62)
JPMorgan Chase 03/19/2021 ZAR 41,000 $ 2,836 — (130)
JPMorgan Chase 03/19/2021 $ 3,603 CNY 23,400 — —
JPMorgan Chase 03/19/2021 $ 1,798 EUR 1,475 18 —
JPMorgan Chase 03/19/2021 $ 9,534 ZAR 141,000 233 —
JPMorgan Chase 03/19/2021 $ 2,738 TRY 20,400 10 —
JPMorgan Chase 03/19/2021 $ 5,300 INR 390,000 25 —
JPMorgan Chase 03/19/2021 $ 1,795 CZK 38,800 5 —
JPMorgan Chase 03/19/2021 $ 1,080 PLN 4,000 12 —
JPMorgan Chase 03/23/2021 $ 1,804 EUR 1,475 24 —
JPMorgan Chase 05/17/2021 INR 461,000 $ 6,215 — (44)
Merrill Lynch 04/26/2021 $ 232 EUR 190 2 —
Morgan Stanley & Co 03/17/2021 $ 1,676 CAD 2,130 2 —
Morgan Stanley & Co 03/17/2021 $ 3,837 GBP 2,865 — (155)
Morgan Stanley & Co 04/08/2021 COP 1,830,431 $ 529 — (28)
Morgan Stanley & Co 04/08/2021 $ 529 COP 1,830,431 28 —
Standard Chartered Bank, Hong Kong 04/06/2021 EUR 615 $ 740 2 —
Standard Chartered Bank, Hong Kong 04/06/2021 $ 758 EUR 615 15 —
Toronto Dominion Bank 03/17/2021 EUR 1,493 $ 1,805 — (3)
Total $ 6,698 $ (6,143)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
100
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
February 28,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Barclays Bank PLC CDX.EM.5Y N/A (1.00)% Quarterly 12/20/2025 $ 4,100 $ 150 $ 24 $ 174 $ —
Citigroup Inc CDX.EM.5Y N/A (1.00)% Quarterly 12/20/2025 2,000 75 10 85 —
Goldman Sachs & Co Pitney Bowes Inc,
4.70%, 04/01/2023
2.57% (1.00)% Quarterly 06/20/2023 300 76 (65) 11 —
Goldman Sachs & Co Royal Caribbean Cruises
Ltd, 5.25%, 11/15/2022
4.49% (5.00)% Quarterly 06/20/2025 450 89 (98) — (9)
Total $ 390 $ (129) $ 270 $ (9)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
February 28,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.35 N/A (5.00)% Quarterly 12/20/2025 $ 22,500 $ (1,794) $ (73) $ (1,867)
Turkey Government International Bond, 11.88%,
01/15/2030
3.08% (1.00)% Quarterly 12/20/2025 5,593 942 (410) 532
Total $ (852) $ (483) $ (1,335)
Sell Protection
Reference Entity
Implied Credit
Spread as of
February 28,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.35 N/A 5.00% Quarterly 12/20/2025 $ 2,660 $ 102 $ 119 $ 221
Total $ 102 $ 119 $ 221
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $2,660.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.09% Quarterly Quarterly N/A 11/08/2024 CNY 18,894 $ 23 $ — $ 23 $ —
Total $ 23 $ — $ 23 $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
101
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.20% Quarterly Quarterly N/A 11/11/2022 ZAR 105,000 $ 289 $ 49 $ 338
3 Month Johannesburg Interbank Agreed
Rate
Receive 6.59% Quarterly Quarterly N/A 11/11/2022 105,000 (216) (53) (269)
3 Month Johannesburg Interbank Agreed
Rate
Pay 4.02% Quarterly Quarterly N/A 12/24/2023 38,656 (52) 1 (51)
3 Month Johannesburg Interbank Agreed
Rate
Pay 4.95% Quarterly Quarterly N/A 08/18/2024 28,140 (22) 1 (21)
3 Month KRW Certificate of Deposit Receive 0.80% Annual Annual N/A 10/08/2022 $ 23,100,000 36 — 36
3 Month KRW Certificate of Deposit Receive 0.79% Annual Annual N/A 10/14/2022 23,100,000 41 — 41
3 Month KRW Certificate of Deposit Pay 1.09% Annual Annual N/A 10/07/2030 2,310,000 (86) 1 (85)
3 Month KRW Certificate of Deposit Receive 0.80% Annual Annual N/A 10/07/2022 11,560,000 16 — 16
3 Month KRW Certificate of Deposit Receive 0.80% Annual Annual N/A 10/07/2022 11,560,000 16 1 17
3 Month KRW Certificate of Deposit Receive 1.39% Quarterly Quarterly N/A 12/18/2029 1,690,489 16 — 16
3 Month KRW Certificate of Deposit Receive 1.41% Quarterly Quarterly N/A 01/28/2022 8,790,000 (48) — (48)
3 Month KRW Certificate of Deposit Pay 1.09% Annual Annual N/A 10/07/2030 2,310,000 (86) 1 (85)
3 Month KRW Certificate of Deposit Receive 0.79% Annual Annual N/A 02/05/2022 44,000,000 8 — 8
3 Month KRW Certificate of Deposit Receive 1.75% Annual Annual N/A 03/17/2030 12,855,000 (174) — (174)
3 Month KRW Certificate of Deposit Pay 2.00% Annual Annual N/A 03/17/2022 85,700,000 898 1 899
3 Month KRW Certificate of Deposit Pay 1.07% Annual Annual N/A 10/14/2030 4,620,000 (178) — (178)
3 Month KRW Certificate of Deposit Pay 0.95% Annual Annual N/A 08/07/2022 72,500,000 61 — 61
3 Month KRW Certificate of Deposit Receive 1.31% Quarterly Quarterly N/A 11/22/2029 1,391,000 23 (1) 22
3 Month KRW Certificate of Deposit Pay 1.07% Annual Annual N/A 10/08/2030 4,620,000 (178) 1 (177)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 289 — 289
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (133) — (133)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (304) — (304)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (226) 1 (225)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (255) — (255)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (313) — (313)
6 Month Budapest Interbank Offered Rate Receive 1.28% Annual Semiannual N/A 01/28/2026 HUF 519,760 48 — 48
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 482,425 (34) 8 (26)
6 Month Budapest Interbank Offered Rate Receive 1.79% Annual Semiannual N/A 02/26/2026 496,872 6 1 7
6 Month Budapest Interbank Offered Rate Receive 1.06% Annual Semiannual N/A 01/22/2024 1,068,000 46 — 46
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 EUR 1,487 (25) (2) (27)
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 1,305 (18) 1 (17)
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 870 24 (1) 23
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 CZK 85,188 17 5 22
6 Month Prague Interbank Offered Rate Receive 1.44% Annual Semiannual N/A 02/09/2031 41,800 44 (1) 43
6 Month Prague Interbank Offered Rate Receive 1.14% Annual Semiannual N/A 02/05/2026 34,840 26 (1) 25
6 Month Thai Baht Interest Rate Fixing Pay 0.71% Annual Annual N/A 09/16/2023 $ 28,860 3 — 3
6 Month Thai Baht Interest Rate Fixing Pay 0.73% Semiannual Semiannual N/A 09/16/2023 90,465 12 1 13
6 Month Thai Baht Interest Rate Fixing Pay 1.00% Annual Annual N/A 12/16/2023 88,800 15 — 15
6 Month Thai Baht Interest Rate Fixing Receive 0.58% Semiannual Semiannual N/A 11/12/2023 94,860 4 — 4
6 Month Thai Baht Interest Rate Fixing Receive 0.68% Annual Annual N/A 03/01/2024 54,136 — 1 1
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 PLN 122,600 (78) 2 (76)
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (37) (2) (39)
6 Month Warsaw Interbank Offered Rate Receive 0.76% Annual Semiannual N/A 02/08/2026 4,020 19 1 20
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 25,500 375 (4) 371
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (42) (3) (45)
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (39) (2) (41)
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 24,400 (19) 4 (15)
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 5,100 79 (5) 74
6 Month Warsaw Interbank Offered Rate Receive 0.29% Annual Semiannual N/A 10/08/2022 57,000 54 (19) 35
6 Month Warsaw Interbank Offered Rate Pay 1.10% Semiannual Annual N/A 10/08/2030 12,000 (177) 2 (175)
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (20) (2) (22)
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 7,200 61 (1) 60
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.48% Annual Annual N/A 01/21/2023 $ 23,496 (15) 1 (14)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.62% Annual Annual N/A 02/22/2022 34,840 5 1 6
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.47% Annual Annual N/A 01/19/2023 23,496 (11) — (11)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.04% Annual Annual N/A 06/12/2023 13,714 (31) — (31)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.00% Annual Annual N/A 04/13/2023 19,980 (61) — (61)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
102
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.56% Annual Annual N/A 12/02/2021 $ 105,096 $ 28 $ — $ 28
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.42% Annual Annual N/A 01/14/2023 54,112 (28) — (28)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 1.99% Annual Annual N/A 06/16/2023 13,584 (33) — (33)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 3.00% Annual Annual N/A 12/11/2025 26,361 (22) — (22)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.85% Annual Annual N/A 12/10/2025 12,342 (1) — (1)
Financial Benchmarks India Overnight
Mumbai Interbank Outright Rate
Receive 5.35% Annual Annual N/A 02/26/2026 176,880 (4) — (4)
Total $ (407) $ (12) $ (419)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Morgan Stanley & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/28/2021-
10/13/2021
$ 32,393 $ — $ — $ (442)
Morgan Stanley & Co Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 10/11/2021 1,530 — 177 —
Total $ 33,923 $ — $ 177 $ (442)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
103
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
MSYC1XCB Index
(15,309)
$ (1,875)
(5.79)%
MSYCHVIP Index
(4,073)
(1,875)
(5.79)%
Mastercard Inc
4,305
1,523
4.70%
Broadridge Financial Solutions Inc
10,134
1,444
4.46%
TJX Cos Inc/The
20,296
1,339
4.14%
Ross Stores Inc
10,062
1,174
3.62%
Armstrong World Industries Inc
12,723
1,089
3.36%
Utilities Select Sector SPDR Fund
(15,993)
(933)
(2.88)%
Cedar Fair LP
18,723
921
2.84%
MSXXPINS Index
(11,243)
(820)
(2.53)%
MSMSYLD Index
(20,628)
(812)
(2.51)%
Murphy USA Inc
(6,236)
(777)
(2.40)%
Thomson Reuters Corp
(6,404)
(556)
(1.72)%
Pentair PLC
(9,917)
(555)
(1.71)%
Western Union Co/The
(23,883)
(555)
(1.71)%
Alibaba Group Holding Ltd
(2,232)
(531)
(1.64)%
FactSet Research Systems Inc
(1,690)
(514)
(1.59)%
Dun & Bradstreet Holdings Inc
(21,592)
(472)
(1.46)%
Kroger Co/The
(13,154)
(424)
(1.31)%
NextEra Energy Inc
5,344
393
1.21%
FirstCash Inc
(6,134)
(388)
(1.20)%
Amcor PLC
(33,396)
(365)
(1.13)%
Verizon Communications Inc
(6,509)
(360)
(1.11)%
J M Smucker Co/The
(3,095)
(347)
(1.07)%
Colgate-Palmolive Co
(4,560)
(343)
(1.06)%
Campbell Soup Co
(7,329)
(333)
(1.03)%
Appfolio Inc
(1,733)
(284)
(0.88)%
Robert Half International Inc
(3,600)
(280)
(0.86)%
Aon PLC
(1,216)
(277)
(0.86)%
Dynatrace Inc
(5,541)
(276)
(0.85)%
MSXXSOFT Index
(1,807)
(274)
(0.84)%
Whirlpool Corp
(1,419)
(270)
(0.83)%
3M Co
(1,495)
(262)
(0.81)%
Kellogg Co
(4,456)
(257)
(0.79)%
General Mills Inc
(4,520)
(249)
(0.77)%
MongoDB Inc
(515)
(199)
(0.61)%
Guidewire Software Inc
(1,560)
(173)
(0.54)%
Starbucks Corp
(942)
(102)
(0.31)%
Netflix Inc
(179)
(97)
(0.30)%
Chevron Corp
(966)
(97)
(0.30)%
Texas Instruments Inc
(556)
(96)
(0.30)%
Honeywell International Inc
(472)
(96)
(0.30)%
Accenture PLC
(378)
(95)
(0.29)%
Broadcom Inc
(202)
(95)
(0.29)%
Cisco Systems Inc
(2,108)
(95)
(0.29)%
NIKE Inc
(701)
(94)
(0.29)%
Adobe Inc
(205)
(94)
(0.29)%
PepsiCo Inc
(728)
(94)
(0.29)%
Thermo Fisher Scientific Inc
(207)
(93)
(0.29)%
Medtronic PLC
(795)
(93)
(0.29)%
(a) Top Underlying Securities YORKEBS

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
104
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/02/2021
7,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 03/03/2021 $ 425 $ — $ 19 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/23/2021
20,800,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 03/24/2021 1,290 — 24 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 04/07/2021
13,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 04/07/2021 821 — — (2)
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 07/13/2021
13,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/14/2021 774 — 15 —
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
3,100,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 538 — 8 —
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
4,500,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 810 — 30 —
JPMorgan Chase Ghana Government
Bond, 19.50%,
07/09/2024
900,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/09/2024 160 — 8 —
Total $ — $ 104 $ (2)
Amounts in thousands except contracts.
Reverse Repurchase Agreements
Counterparty Security Type
Coupon
Rate Maturity Date Remaining Contractual Tenor Principal Amount
Payable
Merrill Lynch Corporate Debt Securities (1.75)% Open ended Greater than 90 Days $ 825 $ (825)
Merrill Lynch Corporate Debt Securities (1.75)% Open ended Greater than 90 Days 590 (599)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 2,834 (2,836)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 224 (224)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 701 (701)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 549 (549)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 335 (335)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 1,899 (1,900)
Merrill Lynch Other Instrument - International Debt (0.50)% Open ended Greater than 90 Days 706 (707)
Merrill Lynch Other Instrument - International Debt (0.75)% Open ended Greater than 90 Days EUR 2,171 (2,621)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/01/2021 Overnight and Continuous $ 5,975 (5,975)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 20,372 (20,372)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 18,713 (18,713)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 27,327 (27,327)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 21,115 (21,115)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 18,667 (18,667)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 6,746 (6,746)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 7,483 (7,483)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 2,773 (2,773)
Merrill Lynch U.S. Treasuries (including strips) (0.08)% 03/02/2021 Overnight and Continuous 10,200 (10,200)
Total $ (150,668)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
105
Short Sales Outstanding
COMMON STOCKS - (15.85)% Shares Value (000's)
Advertising - (0.02)%
Trade Desk Inc/The 131 $ 106
Aerospace & Defense - (0.44)%
Boeing Co/The 3,518 746
Dassault Aviation SA 174 187
General Dynamics Corp 1,126 184
L3Harris Technologies Inc 1,520 277
Raytheon Technologies Corp 9,175 660
Teledyne Technologies Inc 647 240
TransDigm Group Inc 301 174
$ 2,468
Agriculture - (0.11)%
Archer-Daniels-Midland Co 10,757 609
Airlines - (0.24)%
Alaska Air Group Inc 2,664 173
American Airlines Group Inc 5,881 123
Delta Air Lines Inc 7,624 365
Japan Airlines Co Ltd 10,600 254
Southwest Airlines Co 3,932 228
United Airlines Holdings Inc 3,407 180
$ 1,323
Apparel - (0.18)%
Ralph Lauren Corp 4,887 572
Under Armour Inc - Class C 11,499 209
VF Corp 2,387 189
$ 970
Automobile Manufacturers - (0.10)%
Honda Motor Co Ltd 2,800 77
Mazda Motor Corp 18,000 143
PACCAR Inc 1,061 97
Volkswagen AG 831 195
$ 512
Automobile Parts & Equipment - (0.12)%
BorgWarner Inc 5,741 258
Denso Corp 2,500 151
Lear Corp 490 81
Toyoda Gosei Co Ltd 4,900 128
$ 618
Banks - (0.55)%
Bank of Kyoto Ltd/The 800 48
Bank of New York Mellon Corp/The 5,015 211
Citigroup Inc 1,238 82
Citizens Financial Group Inc 4,020 175
Comerica Inc 3,118 212
Commonwealth Bank of Australia 1,234 77
FinecoBank Banca Fineco SpA 22,137 388
Huntington Bancshares Inc/OH 7,121 109
KeyCorp 10,733 216
M&T Bank Corp 1,402 212
Northern Trust Corp 4,695 446
PNC Financial Services Group Inc/The 549 92
Regions Financial Corp 6,235 129
State Street Corp 5,328 388
SVB Financial Group 100 51
Truist Financial Corp 2,064 118
Zions Bancorp NA 914 49
$ 3,003
Beverages - (0.13)%
Brown-Forman Corp - B Shares 1,777 127
Coca-Cola European Partners PLC 2,152 110
Ito En Ltd 700 39
Keurig Dr Pepper Inc 9,230 282
Remy Cointreau SA 913 174
$ 732
Biotechnology - (0.22)%
Argenx SE 638 212
Biogen Inc 705 192
BioMarin Pharmaceutical Inc 387 30
Bio-Rad Laboratories Inc 379 222
COMMON STOCKS (continued) Shares Value (000’s)
Biotechnology (continued)
Incyte Corp 1,196 $ 94
Regeneron Pharmaceuticals Inc 69 31
Vertex Pharmaceuticals Inc 1,601 340
$ 1,121
Building Materials - (0.17)%
Cie de Saint-Gobain 4,543 244
CRH PLC 4,727 205
Investment AB Latour 10,394 236
Owens Corning 1,438 117
Vulcan Materials Co 511 85
$ 887
Chemicals - (0.50)%
Air Products and Chemicals Inc 1,584 404
Albemarle Corp 4,254 669
Dow Inc 3,389 201
Ecolab Inc 1,371 287
Evonik Industries AG 2,689 91
International Flavors & Fragrances Inc 4,145 562
LANXESS AG 1,916 142
Mitsubishi Chemical Holdings Corp 21,100 148
Mosaic Co/The 4,345 128
Umicore SA 2,099 123
$ 2,755
Commercial Services - (0.40)%
Atlantia SpA 8,630 162
Dai Nippon Printing Co Ltd 3,900 71
Equifax Inc 612 99
FleetCor Technologies Inc 826 229
Global Payments Inc 2,454 486
GMO Payment Gateway Inc 1,600 212
IHS Markit Ltd 773 70
MarketAxess Holdings Inc 208 116
Moody's Corp 196 54
Nihon M&A Center Inc 1,700 93
Rollins Inc 4,816 160
Transurban Group 22,238 220
United Rentals Inc 450 134
Worldline SA/France 1,003 89
$ 2,195
Computers - (0.43)%
Atos SE 3,965 310
DXC Technology Co 7,451 188
Fortinet Inc 2,869 484
Hewlett Packard Enterprise Co 35,596 518
Leidos Holdings Inc 1,811 160
NEC Corp 3,350 183
Western Digital Corp 8,203 562
$ 2,405
Consumer Products - (0.03)%
Avery Dennison Corp 378 66
Church & Dwight Co Inc 1,122 88
$ 154
Cosmetics & Personal Care - (0.07)%
Shiseido Co Ltd 5,100 381
Distribution & Wholesale - (0.34)%
Copart Inc 3,915 427
Fastenal Co 7,704 357
Mitsubishi Corp 10,500 298
Pool Corp 1,453 486
Toromont Industries Ltd 800 58
WW Grainger Inc 507 189
$ 1,815
Diversified Financial Services - (0.53)%
Afterpay Ltd 743 68
American Express Co 3,047 412
Ameriprise Financial Inc 1,083 240
Capital One Financial Corp 3,337 401
Charles Schwab Corp/The 2,867 177
CME Group Inc 434 87

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
106
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc 794 $ 88
Japan Exchange Group Inc 2,100 45
London Stock Exchange Group PLC 489 66
Raymond James Financial Inc 3,519 411
SBI Holdings Inc/Japan 4,200 118
St James's Place PLC 18,900 312
TMX Group Ltd 2,900 277
Tokyo Century Corp 1,000 66
Visa Inc 494 105
$ 2,873
Electric - (0.87)%
AES Corp/The 550 15
Alliant Energy Corp 3,211 148
Ameren Corp 3,960 279
American Electric Power Co Inc 1,842 138
CenterPoint Energy Inc 9,124 177
Chugoku Electric Power Co Inc/The 24,000 286
CMS Energy Corp 2,744 148
Consolidated Edison Inc 4,082 268
DTE Energy Co 2,542 299
Duke Energy Corp 623 53
E.ON SE 3,177 32
Edison International 5,233 283
EDP - Energias de Portugal SA 18,636 107
Emera Inc 5,100 201
Entergy Corp 3,055 266
Evergy Inc 1,305 70
Eversource Energy 2,429 193
FirstEnergy Corp 5,742 190
Kansai Electric Power Co Inc/The 11,300 113
NextEra Energy Inc 142 10
Pinnacle West Capital Corp 3,516 246
PPL Corp 6,585 172
Public Service Enterprise Group Inc 444 24
RWE AG 4,620 175
Sempra Energy 1,313 152
Tohoku Electric Power Co Inc 7,800 69
WEC Energy Group Inc 1,759 142
Xcel Energy Inc 6,613 387
$ 4,643
Electrical Components & Equipment - (0.07)%
Generac Holdings Inc 302 100
Prysmian SpA 7,725 248
$ 348
Electronics - (0.18)%
Agilent Technologies Inc 40 5
Allegion plc 4,088 445
Amphenol Corp 202 25
Keysight Technologies Inc 1,006 142
Mettler-Toledo International Inc 26 29
Murata Manufacturing Co Ltd 2,200 189
Roper Technologies Inc 215 81
Trimble Inc 937 69
$ 985
Energy - Alternate Sources - (0.19)%
Enphase Energy Inc 3,284 578
Siemens Gamesa Renewable Energy SA 9,078 337
Sunrun Inc 1,309 82
$ 997
Engineering & Construction - (0.39)%
ACS Actividades de Construccion y Servicios SA 8,365 256
CIMIC Group Ltd 18,096 297
Ferrovial SA 3,714 92
Jacobs Engineering Group Inc 8,738 1,006
Japan Airport Terminal Co Ltd 8,000 387
Skanska AB 4,263 103
$ 2,141
COMMON STOCKS (continued) Shares Value (000’s)
Entertainment - (0.26)%
DraftKings Inc 1,096 $ 67
Entain PLC 4,148 82
Flutter Entertainment PLC 1,941 372
Live Nation Entertainment Inc 3,515 313
Oriental Land Co Ltd/Japan 1,350 227
Vail Resorts Inc 1,268 392
$ 1,453
Environmental Control - (0.04)%
Waste Connections Inc 502 49
Waste Management Inc 1,230 136
$ 185
Food - (0.31)%
Barry Callebaut AG 91 197
Hormel Foods Corp 4,622 214
J M Smucker Co/The 663 74
Kraft Heinz Co/The 8,466 308
Kroger Co/The 8,072 260
Lamb Weston Holdings Inc 3,548 283
McCormick & Co Inc/MD 808 68
Metro Inc/CN 900 37
NH Foods Ltd 2,000 85
Ocado Group PLC 4,383 135
$ 1,661
Forest Products & Paper - (0.06)%
Oji Holdings Corp 22,100 140
Stora Enso Oyj 5,989 118
Svenska Cellulosa AB SCA 3,880 67
$ 325
Gas - (0.08)%
Atmos Energy Corp 4,920 416
Hand & Machine Tools - 0.00%
Stanley Black & Decker Inc 55 10
Healthcare - Products - (0.42)%
10X Genomics Inc 666 119
ABIOMED Inc 405 131
Align Technology Inc 427 242
Ambu A/S 1,646 76
Boston Scientific Corp 5,117 198
Cooper Cos Inc/The 450 174
Danaher Corp 190 42
Edwards Lifesciences Corp 3,222 268
IDEXX Laboratories Inc 16 8
Insulet Corp 291 75
Intuitive Surgical Inc 271 200
ResMed Inc 970 187
Stryker Corp 125 30
Teleflex Inc 783 312
Zimmer Biomet Holdings Inc 1,542 251
$ 2,313
Healthcare - Services - (0.35)%
BioMerieux 496 63
Catalent Inc 6,377 725
Centene Corp 2,649 155
DaVita Inc 352 36
Fresenius Medical Care AG & Co KGaA 2,389 165
Fresenius SE & Co KGaA 1,268 54
HCA Healthcare Inc 447 77
IQVIA Holdings Inc 2,160 416
Ryman Healthcare Ltd 17,651 186
$ 1,877
Home Builders - (0.11)%
Daiwa House Industry Co Ltd 3,600 102
DR Horton Inc 2,127 164
NVR Inc 78 351
$ 617

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
107
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Home Furnishings - (0.10)%
Electrolux AB 8,133 $ 192
Leggett & Platt Inc 4,055 175
Whirlpool Corp 938 178
$ 545
Insurance - (0.67)%
Aflac Inc 4,325 207
Allstate Corp/The 375 40
American International Group Inc 1,723 76
Athene Holding Ltd 1,180 54
Berkshire Hathaway Inc - Class B 1,801 433
Chubb Ltd 664 108
Dai-ichi Life Holdings Inc 4,300 76
Erie Indemnity Co 679 164
Everest Re Group Ltd 294 71
Globe Life Inc 1,488 139
Hartford Financial Services Group Inc/The 2,580 131
Japan Post Insurance Co Ltd 17,900 368
Lincoln National Corp 5,486 312
Loews Corp 5,242 251
Progressive Corp/The 3,012 259
Prudential Financial Inc 1,401 122
Travelers Cos Inc/The 77 11
Unum Group 14,668 388
Voya Financial Inc 2,555 154
W R Berkley Corp 2,102 146
Willis Towers Watson PLC 551 122
$ 3,632
Internet - (0.37)%
Booking Holdings Inc 193 449
Etsy Inc 2,566 565
Expedia Group Inc 2,329 375
Iliad SA 1,678 298
NortonLifeLock Inc 13,778 269
Wayfair Inc 195 56
$ 2,012
Investment Companies - (0.12)%
EXOR NV 3,614 290
Kinnevik AB - Class B 1,616 75
Washington H Soul Pattinson & Co Ltd 14,394 331
$ 696
Iron & Steel - 0.00%
Nucor Corp 251 15
Leisure Products & Services - (0.16)%
Carnival Corp 8,453 226
Norwegian Cruise Line Holdings Ltd 8,966 265
Peloton Interactive Inc 671 81
Royal Caribbean Cruises Ltd 2,775 259
$ 831
Lodging - (0.34)%
City Developments Ltd 23,600 129
Crown Resorts Ltd 38,123 293
Las Vegas Sands Corp 10,275 643
Melco Resorts & Entertainment Ltd ADR 3,764 82
MGM Resorts International 5,624 213
Whitbread PLC 3,583 171
Wynn Resorts Ltd 2,718 358
$ 1,889
Machinery - Construction & Mining - (0.05)%
Hitachi Construction Machinery Co Ltd 3,300 102
Hitachi Ltd 3,500 161
$ 263
Machinery - Diversified - (0.42)%
Atlas Copco AB - A Shares 1,170 67
CNH Industrial NV 2,548 38
Daifuku Co Ltd 1,900 182
Deere & Co 407 142
Dover Corp 423 52
Harmonic Drive Systems Inc 2,700 208
IDEX Corp 926 181
COMMON STOCKS (continued) Shares Value (000’s)
Machinery - Diversified (continued)
Ingersoll Rand Inc 11,993 $ 556
KION Group AG 1,456 123
Otis Worldwide Corp 1,641 105
Rockwell Automation Inc 549 134
Westinghouse Air Brake Technologies Corp 3,413 247
Xylem Inc/NY 2,792 278
$ 2,313
Media - (0.24)%
Altice USA Inc 4,849 163
Discovery Inc - A Shares 2,701 143
DISH Network Corp 1,696 53
Liberty Broadband Corp - C Shares 3,593 537
Pearson PLC 30,857 325
Vivendi SE 1,431 50
$ 1,271
Metal Fabrication & Hardware - (0.04)%
SKF AB 8,828 241
Mining - (0.27)%
Agnico Eagle Mines Ltd 500 28
Anglo American PLC 4,072 158
Cameco Corp 5,500 86
First Quantum Minerals Ltd 3,400 73
Freeport-McMoRan Inc 9,203 312
Lundin Mining Corp 22,700 260
Newcrest Mining Ltd 1,608 30
Northern Star Resources Ltd 16,774 130
Pan American Silver Corp 2,500 83
SSR Mining Inc 3,900 55
Teck Resources Ltd 8,300 173
$ 1,388
Miscellaneous Manufacturers - (0.31)%
A O Smith Corp 1,445 86
General Electric Co 38,831 487
Illinois Tool Works Inc 251 51
JSR Corp 11,800 354
Orica Ltd 7,941 77
Parker-Hannifin Corp 73 21
Siemens AG 1,076 167
Smiths Group PLC 3,829 78
Textron Inc 7,860 396
$ 1,717
Office & Business Equipment - (0.04)%
Ricoh Co Ltd 20,300 178
Zebra Technologies Corp 153 76
$ 254
Oil & Gas - (0.49)%
Cabot Oil & Gas Corp 23,034 427
Chevron Corp 1,063 106
ConocoPhillips 7,282 379
Diamondback Energy Inc 1,990 138
EOG Resources Inc 2,820 182
Exxon Mobil Corp 956 52
Hess Corp 4,043 265
HollyFrontier Corp 3,207 122
Idemitsu Kosan Co Ltd 3,000 79
Marathon Oil Corp 1,680 19
Marathon Petroleum Corp 5,403 295
Neste Oyj 1,015 67
Occidental Petroleum Corp 2,449 65
Phillips 66 1,132 94
Pioneer Natural Resources Co 1,901 282
Valero Energy Corp 2,292 176
$ 2,748
Oil & Gas Services - (0.07)%
Baker Hughes Co 6,826 167
Schlumberger NV 7,192 201
$ 368

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
108
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Packaging & Containers - (0.07)%
Amcor PLC 15,679 $ 172
Ball Corp 857 73
Westrock Co 3,259 142
$ 387
Pharmaceuticals - (0.47)%
Alfresa Holdings Corp 7,800 151
AmerisourceBergen Corp 514 52
Becton Dickinson and Co 403 97
Cardinal Health Inc 4,973 256
Cigna Corp 492 103
Daiichi Sankyo Co Ltd 2,400 68
DexCom Inc 1,045 416
Eisai Co Ltd 1,400 97
Galapagos NV 1,697 140
GlaxoSmithKline PLC 1,712 29
Henry Schein Inc 863 53
Perrigo Co PLC 12,467 503
Pfizer Inc 4,441 149
Sumitomo Dainippon Pharma Co Ltd 2,700 43
Taisho Pharmaceutical Holdings Co Ltd 3,700 228
$ 2,385
Pipelines - (0.23)%
Cheniere Energy Inc 2,082 140
Keyera Corp 7,800 151
Koninklijke Vopak NV 3,031 145
ONEOK Inc 7,667 340
TC Energy Corp 3,000 126
Williams Cos Inc/The 14,568 333
$ 1,235
Real Estate - (0.18)%
Aeon Mall Co Ltd 12,200 206
Deutsche Wohnen SE 3,002 141
Hulic Co Ltd 4,700 53
LEG Immobilien AG 354 48
Nomura Real Estate Holdings Inc 1,600 36
Tokyu Fudosan Holdings Corp 17,500 111
UOL Group Ltd 9,700 53
Vonovia SE 4,423 282
$ 930
REITs - (0.51)%
Boston Properties Inc 761 75
Digital Realty Trust Inc 1,714 231
Equinix Inc 739 479
Equity Residential 1,257 82
Essex Property Trust Inc 302 77
Extra Space Storage Inc 399 50
Federal Realty Investment Trust 1,398 141
Healthpeak Properties Inc 11,090 323
Host Hotels & Resorts Inc 5,142 85
Iron Mountain Inc 3,306 115
Realty Income Corp 372 22
Regency Centers Corp 2,698 148
Simon Property Group Inc 1,337 151
SL Green Realty Corp 3,039 210
UDR Inc 2,301 95
Vornado Realty Trust 3,871 166
Welltower Inc 4,167 283
$ 2,733
Retail - (0.84)%
Aeon Co Ltd 8,000 242
CarMax Inc 7,118 851
Chipotle Mexican Grill Inc 325 468
Dollar Tree Inc 1,682 165
Domino's Pizza Inc 460 159
Pan Pacific International Holdings Corp 2,400 56
Ross Stores Inc 7,304 852
Starbucks Corp 5,925 640
TJX Cos Inc/The 10,090 666
COMMON STOCKS (continued) Shares Value (000’s)
Retail (continued)
Tractor Supply Co 3,226 $ 513
$ 4,612
Savings & Loans - (0.04)%
People's United Financial Inc 12,074 217
Semiconductors - (0.50)%
Advanced Micro Devices Inc 4,060 343
Analog Devices Inc 442 69
Hamamatsu Photonics KK 800 47
IPG Photonics Corp 3,397 772
Lasertec Corp 300 37
Microchip Technology Inc 944 144
Monolithic Power Systems Inc 1,133 424
NVIDIA Corp 179 98
NXP Semiconductors NV 2,425 443
Skyworks Solutions Inc 411 73
SUMCO Corp 4,400 101
Xilinx Inc 1,005 131
$ 2,682
Shipbuilding - (0.03)%
Huntington Ingalls Industries Inc 246 43
Wartsila OYJ Abp 10,514 121
$ 164
Software - (0.69)%
Akamai Technologies Inc 1,547 146
ANSYS Inc 232 79
AVEVA Group PLC 2,831 135
Cadence Design Systems Inc 1,118 158
Capcom Co Ltd 600 36
Ceridian HCM Holding Inc 3,111 279
Citrix Systems Inc 76 10
Cloudflare Inc 842 62
Dassault Systemes SE 3,026 629
Datadog Inc 434 41
DocuSign Inc 228 52
Fidelity National Information Services Inc 2,874 396
Fiserv Inc 452 52
Intuit Inc 170 66
Jack Henry & Associates Inc 632 94
Koei Tecmo Holdings Co Ltd 1,400 79
MongoDB Inc 371 143
MSCI Inc 989 410
Nexon Co Ltd 3,400 107
Paycom Software Inc 1,059 396
Splunk Inc 608 87
Twilio Inc 252 99
Tyler Technologies Inc 226 105
$ 3,661
Telecommunications - (0.29)%
Arista Networks Inc 1,298 363
Corning Inc 5,053 193
Juniper Networks Inc 15,811 368
KDDI Corp 1,000 31
Lumen Technologies Inc 8,924 110
Motorola Solutions Inc 1,428 251
T-Mobile US Inc 1,499 180
$ 1,496
Transportation - (0.35)%
Canadian National Railway Co 1,300 142
CH Robinson Worldwide Inc 947 86
Hankyu Hanshin Holdings Inc 2,000 67
Kansas City Southern 767 163
Keio Corp 2,900 218
Kintetsu Group Holdings Co Ltd 4,900 206
Kyushu Railway Co 3,900 102
MTR Corp Ltd 12,000 72
Nagoya Railroad Co Ltd 8,300 212
Nippon Express Co Ltd 1,300 97
Odakyu Electric Railway Co Ltd 6,800 200
Old Dominion Freight Line Inc 340 73

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2021 (unaudited)
See accompanying notes.
109
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Transportation (continued)
SG Holdings Co Ltd 2,100 $ 48
Yamato Holdings Co Ltd 7,100 187
$ 1,873
Water - (0.05)%
American Water Works Co Inc 1,941 275
TOTAL COMMON STOCKS (proceeds $74,886) $ 85,731
PREFERRED STOCKS - (0.06)% Shares Value (000's)
Automobile Manufacturers - (0.05)%
Porsche Automobil Holding SE 2.21% 3,427 $ 275
Electronics - (0.01)%
Sartorius AG 0.71% 94 48
TOTAL PREFERRED STOCKS (proceeds $241) $ 323
BONDS - (0.76)%
Principal
Amount (000's) Value (000's)
Entertainment - (0.04)%
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025 $ 188 $ 187
Sovereign - (0.72)%
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 3,071 3,194
Turkey Government International Bond
11.88%, 01/15/2030 497 707
$ 3,901
TOTAL BONDS (proceeds $3,748) $ 4,088
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (14.04)%
Principal
Amount (000's) Value (000's)
U.S. Treasury - (14.04)%
0.13%, 09/30/2022 $ 29,979 $ 29,971
0.63%, 08/15/2030 3,692 3,428
1.13%, 02/28/2022 20,686 20,897
1.25%, 05/15/2050 4,332 3,439
2.25%, 02/15/2027 16,937 18,182
$ 75,917
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $77,241) $ 75,917
TOTAL SHORT SALES (proceeds $156,116) $ 166,059

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2021 (unaudited)
See accompanying notes.
110
INVESTMENT COMPANIES - 0.13% Shares Held Value (000's)
Exchange-Traded Funds - 0.13%
iShares Short-Term National Muni Bond ETF 1,000 $ 108
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
535 31
VanEck Vectors High Yield Muni ETF 320 20
VanEck Vectors Short High Yield Muni ETF 1,000 25
$ 184
TOTAL INVESTMENT COMPANIES $ 184
MUNICIPAL BONDS - 102.86%
Principal
Amount (000's) Value (000's)
Alabama - 3.79%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,500 $ 2,006
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,111
5.25%, 05/01/2044
(a)
2,000 2,272
$ 5,389
Arizona - 3.98%
Arizona Industrial Development Authority
5.00%, 01/01/2049
(a)
1,000 718
7.25%, 01/01/2054
(a)
1,000 834
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,783
Salt Verde Financial Corp
5.00%, 12/01/2032 1,000 1,311
$ 5,646
Arkansas - 0.76%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(a)
1,000 1,075
California - 5.62%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 546
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 1,161
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(b)
500 506
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,009
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(a)
2,000 1,829
4.00%, 08/01/2056
(a)
1,000 1,079
La Verne Public Financing Authority
7.25%, 09/01/2026 430 431
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,419
$ 7,980
Colorado - 7.63%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(a)
1,000 1,054
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,342
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,123
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,083
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(b),(c)
683 840
4.00%, 12/15/2036
(b),(c)
1,820 2,206
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 538
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,000 1,047
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Velocity Metropolitan District No 3
5.50%, 12/01/2048 $ 1,500 $ 1,602
$ 10,835
Connecticut - 1.69%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
2,400 2,401
District of Columbia - 0.78%
District of Columbia
4.00%, 07/01/2039 1,000 1,107
Florida - 6.29%
Florida Development Finance Corp
7.38%, 01/01/2049
(a)
3,750 3,628
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
2,999 3,508
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,498
Orange County Housing Finance Authority
7.00%, 10/01/2025 300 301
$ 8,935
Illinois - 15.16%
Chicago Board of Education
5.00%, 12/01/2041 1,000 1,172
City of Chicago IL
5.50%, 01/01/2042 300 331
5.50%, 01/01/2049 1,000 1,160
6.00%, 01/01/2038 1,900 2,249
7.46%, 02/15/2026 1,595 1,182
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 879
5.00%, 01/01/2039 1,200 1,373
Illinois Finance Authority
0.00%, 12/01/2042
(d)
300 240
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,167
5.00%, 06/15/2029 1,000 1,178
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(c)
4,991 5,861
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,186
5.00%, 06/15/2057 500 583
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,150
State of Illinois
5.00%, 11/01/2028 500 576
5.50%, 07/01/2027 1,150 1,242
$ 21,529
Indiana - 0.87%
Indiana Finance Authority
7.00%, 03/01/2039
(a)
1,000 918
Town of Shoals IN
7.25%, 11/01/2043 300 317
$ 1,235
Louisiana - 5.53%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(a)
1,000 1,046
5.50%, 11/01/2039
(a)
800 870
5.65%, 11/01/2037
(a)
1,000 1,125
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(d)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,792

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2021 (unaudited)
See accompanying notes.
111
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Parish of St John the Baptist LA
2.10%, 06/01/2037
(e)
$ 1,000 $ 1,020
$ 7,853
Maine - 0.79%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,118
Maryland - 0.46%
City of Westminster MD
6.25%, 07/01/2044 600 651
Michigan - 4.84%
City of Detroit MI
5.00%, 04/01/2046 1,000 1,194
5.00%, 04/01/2050 1,000 1,190
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 1,000 1,105
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,168
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,116
5.00%, 11/15/2049 1,000 1,104
$ 6,877
Missouri - 1.93%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(b)
400 516
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,114
Kansas City Industrial Development Authority
5.00%, 04/01/2046
(a)
1,100 1,114
$ 2,744
Montana - 1.01%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,439
Nevada - 1.76%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
1,396 1,634
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(a)
1,000 859
$ 2,493
New Hampshire - 1.76%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(e)
1,000 1,023
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,482
$ 2,505
New Jersey - 5.85%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 266
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 587
5.00%, 06/15/2047 500 574
5.25%, 06/15/2040 55 66
5.25%, 06/15/2040 945 1,067
5.63%, 11/15/2030 1,500 1,675
5.75%, 09/15/2027 500 520
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,259
New Jersey Turnpike Authority
4.00%, 01/01/2051 150 172
South Jersey Port Corp
5.00%, 01/01/2048 1,000 1,125
$ 8,311
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 4.40%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 $ 400 $ 450
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,174
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,161
4.00%, 12/01/2042 1,000 1,110
5.00%, 01/01/2036 1,000 1,173
5.38%, 08/01/2036 1,000 1,185
$ 6,253
Ohio - 4.10%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,000 3,375
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 1,110
5.00%, 07/01/2049
(a)
1,000 1,070
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(d),(f),(g)
1,000 269
$ 5,824
Oklahoma - 1.59%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,166
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,092
$ 2,258
Oregon - 0.19%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(d)
1,000 275
Pennsylvania - 4.94%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 535
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,261
5.00%, 06/01/2035 1,000 1,216
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,070
Pennsylvania Economic Development Financing
Authority
3.25%, 08/01/2039
(a)
1,000 1,015
5.50%, 11/01/2044 1,000 1,037
5.75%, 06/01/2036
(a)
1,000 880
$ 7,014
Puerto Rico - 0.96%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(d)
1,670 1,365
South Carolina - 0.38%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 533
South Dakota - 0.35%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 500
Tennessee - 1.79%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,156
5.00%, 10/01/2035 500 539
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 845
$ 2,540

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2021 (unaudited)
See accompanying notes.
112
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas - 7.66%
Calhoun County Navigation Industrial
Development Authority
7.00%, 07/27/2021
(a),(e)
$ 2,000 $ 2,000
North Texas Tollway Authority
5.00%, 01/01/2045 615 696
5.00%, 01/01/2048 500 576
Port Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,500 3,599
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2032 1,000 1,323
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 1,990 2,336
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 343
$ 10,873
Utah - 1.06%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,501
Vermont - 1.04%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(e)
1,300 1,476
Virginia - 1.06%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(e)
1,500 1,502
Wisconsin - 2.84%
Public Finance Authority
5.00%, 01/01/2024 500 551
5.00%, 12/01/2025 1,200 1,396
5.00%, 09/01/2039
(a)
1,000 1,129
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 60 59
6.00%, 07/01/2028 170 162
6.50%, 07/01/2033 300 277
7.00%, 07/01/2043 500 465
$ 4,039
TOTAL MUNICIPAL BONDS $ 146,076
Total Investments $ 146,260
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.42)%
Notes with interest rates of 0.06% - 0.26% at
February 28, 2021 and contractual maturity of
collateral from 2024-2036.
(h)
$ (7,691) (7,691)
Total Net Investments $ 138,569
Other Assets and Liabilities -  2.43% 3,449
TOTAL NET ASSETS - 100.00% $ 142,018
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $47,207 or 33.24% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund. See accompanying notes for additional information.
(d) Non-income producing security
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $269 or 0.19%
of net assets.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
February 28, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 83.26%
General Obligation Unlimited 8.38%
Insured 3.67%
General Obligation Limited 2.82%
Revenue Notes 1.41%
Tax Allocation 1.34%
Certificate Participation 0.83%
Prerefunded 0.80%
Special Tax 0.35%
Investment Companies 0.13%
Liability For Floating Rate Notes Issued (5.42)%
Other Assets and Liabilities
2.43%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2021 (unaudited)
See accompanying notes.
113
INVESTMENT COMPANIES - 2 .96 % Shares Held Value (000's)
Money Market Funds - 2 .96%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(a),(b)
22 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
102,525,119 102,525
$ 102,525
TOTAL INVESTMENT COMPANIES $ 102,525
COMMON STOCKS - 96 .81 % Shares Held Value (000's)
Aerospace & Defense - 1 .00%
Aselsan Elektronik Sanayi Ve Ticaret AS 7,291,500 $ 16,729
Bharat Electronics Ltd 9,620,300 17,888
$ 34,617
Apparel - 0 .79%
Shenzhou International Group Holdings Ltd 1,317,300 27,316
Automobile Manufacturers - 1 .72%
Geely Automobile Holdings Ltd 15,976,300 51,678
Sinotruk Hong Kong Ltd 2,427,337 7,747
$ 59,425
Automobile Parts & Equipment - 1 .65%
Hyundai Mobis Co Ltd 117,700 31,665
Weichai Power Co Ltd 8,640,100 25,432
$ 57,097
Banks - 4 .15%
Bank Mandiri Persero Tbk PT
(d)
34,465,500 14,759
China Merchants Bank Co Ltd 10,665,100 81,788
Grupo Financiero Banorte SAB de CV
(d)
5,734,700 28,798
Sberbank of Russia PJSC ADR 1,249,800 18,187
$ 143,532
Beverages - 0 .58%
Kweichow Moutai Co Ltd 61,348 20,103
Building Materials - 2 .08%
China National Building Material Co Ltd 10,926,900 16,532
China Resources Cement Holdings Ltd 15,496,300 18,437
Xinyi Glass Holdings Ltd 6,591,000 18,442
Zhuzhou Kibing Group Co Ltd 8,248,680 18,741
$ 72,152
Chemicals - 2 .43%
Coromandel International Ltd 1,419,200 14,898
Hansol Chemical Co Ltd 85,837 18,577
Kumho Petrochemical Co Ltd
(d)
152,000 28,479
Soulbrain Co Ltd/New 80,312 22,052
$ 84,006
Coal - 0 .44%
Shaanxi Coal Industry Co Ltd 9,213,068 15,230
Commercial Services - 0 .51%
China Yuhua Education Corp Ltd
(e)
21,281,969 17,588
Computers - 4 .89%
Asustek Computer Inc 4,109,000 44,810
Gigabyte Technology Co Ltd 5,907,600 18,442
Infosys Ltd ADR 3,370,818 57,708
LG Corp 207,000 17,255
Phison Electronics Corp 1,874,700 30,876
$ 169,091
Diversified Financial Services - 4 .97%
B3 SA - Brasil Bolsa Balcao 2,426,800 23,561
Chailease Holding Co Ltd 3,771,990 23,297
Hana Financial Group Inc 1,424,100 46,777
KB Financial Group Inc 696,000 26,939
KIWOOM Securities Co Ltd
(d)
136,000 15,570
Manappuram Finance Ltd 5,524,100 13,257
Muthoot Finance Ltd 1,273,400 22,536
$ 171,937
Electrical Components & Equipment - 2 .09%
Delta Electronics Inc 5,308,400 53,430
LG Innotek Co Ltd 106,000 18,731
$ 72,161
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 4 .96%
BYD Electronic International Co Ltd 5,535,900 $ 30,789
Flat Glass Group Co Ltd 4,023,900 15,009
Lotes Co Ltd 930,600 17,316
Micro-Star International Co Ltd 8,165,600 43,674
Q Technology Group Co Ltd 4,993,632 9,462
Radiant Opto-Electronics Corp 3,883,800 16,648
Samsung Electro-Mechanics Co Ltd 98,600 16,588
Shenzhen Topband Co Ltd 12,342,603 22,311
$ 171,797
Food - 1 .67%
BIM Birlesik Magazalar AS 1,996,700 17,880
Dino Polska SA
(d),(e)
446,700 29,304
X5 Retail Group NV 329,700 10,737
$ 57,921
Gas - 1 .31%
ENN Energy Holdings Ltd 2,974,700 45,489
Home Furnishings - 0 .56%
E Ink Holdings Inc 10,665,800 19,334
Insurance - 1 .35%
BB Seguridade Participacoes SA 3,695,300 16,834
Ping An Insurance Group Co of China Ltd 2,403,700 29,745
$ 46,579
Internet - 24 .52%
Alibaba Group Holding Ltd ADR
(d)
823,500 195,795
Autohome Inc ADR 239,500 27,313
Baidu Inc ADR
(d)
166,800 47,281
JD.com Inc ADR
(d)
522,006 49,001
Meituan
(d),(e)
1,496,100 67,197
Naspers Ltd 459,600 108,455
NCSoft Corp 23,200 19,269
Tencent Holdings Ltd 3,038,405 264,332
Vipshop Holdings Ltd ADR
(d)
1,878,700 70,113
$ 848,756
Iron & Steel - 1 .29%
Kumba Iron Ore Ltd 468,600 20,072
Vale SA 1,456,500 24,651
$ 44,723
Machinery - Construction & Mining - 1 .77%
Sany Heavy Industry Co Ltd 6,253,079 39,664
Zoomlion Heavy Industry Science and
Technology Co Ltd
14,099,200 21,478
$ 61,142
Mining - 3 .07%
Anglo American Platinum Ltd 164,800 19,961
Grupo Mexico SAB de CV 4,492,500 21,298
Impala Platinum Holdings Ltd 2,380,500 38,598
MMC Norilsk Nickel PJSC ADR 844,646 26,513
$ 106,370
Miscellaneous Manufacturers - 1 .68%
Elite Material Co Ltd 3,186,700 19,313
Sunny Optical Technology Group Co Ltd 1,560,300 38,877
$ 58,190
Oil & Gas - 1 .52%
Reliance Industries Ltd 1,856,900 52,637
Pharmaceuticals - 2 .15%
Alkem Laboratories Ltd 294,902 10,908
Aurobindo Pharma Ltd 1,269,500 14,755
Changchun High & New Technology Industry
Group Inc
291,663 18,951
Chong Kun Dang Pharmaceutical Corp 106,965 16,252
Shanghai Fosun Pharmaceutical Group Co Ltd 2,900,000 13,662
$ 74,528
Real Estate - 1 .75%
China Vanke Co Ltd 7,277,000 30,849
Country Garden Services Holdings Co Ltd 3,629,100 29,852
$ 60,701

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2021 (unaudited)
See accompanying notes.
114
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 2 .27%
ANTA Sports Products Ltd 3,781,300 $ 57,931
Zhongsheng Group Holdings Ltd 3,335,300 20,615
$ 78,546
Semiconductors - 17 .14%
Global Unichip Corp
(d)
1,630,000 26,249
MediaTek Inc 566,400 18,179
Novatek Microelectronics Corp 3,769,600 64,186
Parade Technologies Ltd 519,800 22,104
Realtek Semiconductor Corp 2,235,800 36,888
Samsung Electronics Co Ltd 27,690 51,246
Samsung Electronics Co Ltd 1,309,749 95,986
Shenzhen SC New Energy Technology Corp 768,439 12,784
Taiwan Semiconductor Manufacturing Co Ltd 6,014,956 131,409
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,066,417 134,304
$ 593,335
Software - 2 .50%
HCL Technologies Ltd 6,990,900 86,467
TOTAL COMMON STOCKS $ 3,350,770
PREFERRED STOCKS - 1 .06 % Shares Held Value (000's)
Banks - 1 .06%
Banco Bradesco SA 0.02% 8,875,470 $ 36,489
TOTAL PREFERRED STOCKS $ 36,489
Total Investments $ 3,489,784
Other Assets and Liabilities -  (0.83)% (28,581)
TOTAL NET ASSETS - 100.00% $ 3,461,203
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $114,089 or 3.30% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 40 .12%
Taiwan 20 .83%
Korea, Republic Of 12 .30%
India 8 .41%
South Africa 5 .40%
United States 2 .96%
Brazil 2 .94%
Hong Kong 2 .55%
Russian Federation 1 .61%
Mexico 1 .44%
Turkey 0 .99%
Poland 0 .85%
Indonesia 0 .43%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 77,485 $ 1,632,573 $ 1,607,533 $ 102,525
$ 77,485 $ 1,632,573 $ 1,607,533 $ 102,525
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
115
INVESTMENT COMPANIES - 9 .49 % Shares Held Value (000's)
Exchange-Traded Funds - 6 .59%
iShares Russell 2000 Value ETF 372,391 $ 56,454
iShares Russell Mid-Cap Value ETF 543,327 56,582
$ 113,036
Money Market Funds - 2 .90%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
49,861,743 49,862
TOTAL INVESTMENT COMPANIES $ 162,898
COMMON STOCKS - 90 .71 % Shares Held Value (000's)
Advertising - 1 .33%
Interpublic Group of Cos Inc/The 872,251 $ 22,783
Automobile Parts & Equipment - 0 .97%
Linamar Corp 298,130 16,659
Banks - 10 .29%
Bank OZK 1,379,305 56,855
Cathay General Bancorp 470,359 17,704
Cullen/Frost Bankers Inc 215,432 22,491
East West Bancorp Inc 806,925 58,228
ServisFirst Bancshares Inc 170,707 8,460
Washington Trust Bancorp Inc 271,561 12,913
$ 176,651
Chemicals - 3 .68%
HB Fuller Co 216,610 12,145
Huntsman Corp 1,110,999 30,330
RPM International Inc 260,841 20,774
$ 63,249
Commercial Services - 1 .10%
John Wiley & Sons Inc 358,924 18,908
Computers - 3 .70%
Amdocs Ltd 620,500 47,040
Leidos Holdings Inc 185,964 16,449
$ 63,489
Consumer Products - 1 .94%
Avery Dennison Corp 190,249 33,334
Diversified Financial Services - 2 .85%
Federal Agricultural Mortgage Corp 160,739 13,864
Raymond James Financial Inc 299,654 34,981
$ 48,845
Electric - 2 .58%
ALLETE Inc 481,381 29,908
IDACORP Inc 118,138 10,189
Portland General Electric Co 101,143 4,264
$ 44,361
Electrical Components & Equipment - 2 .99%
Energizer Holdings Inc 534,083 22,325
Littelfuse Inc 111,459 29,004
$ 51,329
Electronics - 3 .61%
Hubbell Inc 160,803 28,544
nVent Electric PLC 1,271,815 33,398
$ 61,942
Engineering & Construction - 0 .44%
Comfort Systems USA Inc 122,135 7,565
Food - 1 .85%
Ingredion Inc 352,096 31,759
Gas - 0 .77%
ONE Gas Inc 48,491 3,248
Spire Inc 149,476 9,928
$ 13,176
Hand & Machine Tools - 5 .16%
Lincoln Electric Holdings Inc 233,271 27,552
MSA Safety Inc 162,784 26,206
Snap-on Inc 171,779 34,890
$ 88,648
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 4 .87%
CONMED Corp 297,825 $ 36,651
Hill-Rom Holdings Inc 172,655 18,417
STERIS PLC 163,313 28,547
$ 83,615
Home Builders - 1 .93%
LCI Industries 174,443 24,586
MDC Holdings Inc 151,321 8,560
$ 33,146
Insurance - 5 .84%
Assured Guaranty Ltd 683,628 30,230
Fidelity National Financial Inc 1,376,934 52,709
James River Group Holdings Ltd 377,441 17,328
$ 100,267
Leisure Products & Services - 4 .07%
Acushnet Holdings Corp 634,145 26,773
Brunswick Corp/DE 488,533 43,172
$ 69,945
Machinery - Diversified - 2 .68%
Crane Co 306,192 25,677
Nordson Corp 105,399 20,280
$ 45,957
Media - 0 .66%
Cable One Inc 5,914 11,324
Metal Fabrication & Hardware - 1 .85%
Timken Co/The 405,334 31,758
Miscellaneous Manufacturers - 1 .09%
Donaldson Co Inc 156,908 9,243
EnPro Industries Inc 118,391 9,512
$ 18,755
Oil & Gas - 3 .76%
Cimarex Energy Co 410,558 23,808
Diamondback Energy Inc 293,024 20,301
HollyFrontier Corp 537,236 20,350
$ 64,459
Packaging & Containers - 1 .42%
Packaging Corp of America 185,227 24,454
Pharmaceuticals - 0 .31%
Phibro Animal Health Corp 246,735 5,322
Pipelines - 1 .15%
Targa Resources Corp 636,857 19,698
REITs - 9 .80%
Agree Realty Corp 267,236 17,253
Camden Property Trust 85,983 8,955
CyrusOne Inc 387,197 25,412
EastGroup Properties Inc 119,657 16,287
Four Corners Property Trust Inc 598,272 16,207
Granite Real Estate Investment Trust 149,526 8,565
Medical Properties Trust Inc 1,219,690 26,333
National Health Investors Inc 142,864 9,753
STORE Capital Corp 727,457 24,326
Terreno Realty Corp 268,962 15,073
$ 168,164
Retail - 0 .50%
Papa John's International Inc 95,404 8,604
Semiconductors - 3 .56%
MKS Instruments Inc 278,703 45,958
Monolithic Power Systems Inc 40,299 15,093
$ 61,051
Shipbuilding - 1 .27%
Huntington Ingalls Industries Inc 123,419 21,711
Software - 0 .39%
ManTech International Corp/VA 85,068 6,649
Textiles - 0 .99%
Albany International Corp 214,612 16,965

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
116
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 1 .31%
Hasbro Inc 239,708 $ 22,463
TOTAL COMMON STOCKS $ 1,557,005
Total Investments $ 1,719,903
Other Assets and Liabilities -  (0.20)% (3,367)
TOTAL NET ASSETS - 100.00% $ 1,716,536
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 28 .78%
Industrial 20 .51%
Consumer, Non-cyclical 10 .07%
Consumer, Cyclical 9 .77%
Technology 7 .65%
Investment Companies 6 .59%
Energy 4 .91%
Basic Materials 3 .68%
Utilities 3 .35%
Money Market Funds 2 .90%
Communications 1 .99%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,508 $ 334,498 $ 300,144 $ 49,862
$ 15,508 $ 334,498 $ 300,144 $ 49,862
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
117
INVESTMENT COMPANIES - 2.13% Shares Held Value (000's)
Exchange-Traded Funds - 0.54%
Invesco Preferred ETF 528,143 $ 7,711
iShares Preferred & Income Securities ETF
(a)
958,249 35,810
$ 43,521
Money Market Funds - 1.59%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(b),(c)
36,975,862 36,976
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
91,563,135 91,563
$ 128,539
TOTAL INVESTMENT COMPANIES $ 172,060
CONVERTIBLE PREFERRED STOCKS
- 1.69% Shares Held Value (000's)
Banks - 1.37%
Bank of America Corp 7.25%
(f)
1,629 $ 2,265
Wells Fargo & Co 7.50%
(f)
77,835 108,035
$ 110,300
Hand & Machine Tools - 0.32%
Stanley Black & Decker Inc 5.00%, 05/15/2021
(f)
21,000 25,620
TOTAL CONVERTIBLE PREFERRED STOCKS $ 135,920
PREFERRED STOCKS - 9.99% Shares Held Value (000's)
Banks - 3.28%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 $ 6,725
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(f)
202,744 5,178
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,493 64
Bank of America Corp 4.38%, 11/03/2025
(a),(f)
358,000 8,843
Bank of America Corp 5.00%, 09/17/2024
(a),(f)
2,300 59
Citigroup Inc 6.88%, 11/15/2023
(f)
414,370 11,337
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(a),(f)
6,909 177
Citizens Financial Group Inc 6.35%, 04/06/2024
(a),(f)
14,879 409
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(f)
152,212 3,782
First Republic Bank/CA 4.13%, 10/30/2025
(f)
2,200 54
Fulton Financial Corp 5.13%, 01/15/2026
(f)
450,381 11,395
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(f)
742,590 19,671
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(f)
325,787 8,317
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(f)
990,034 25,107
JPMorgan Chase & Co 4.75%, 12/01/2024
(f)
277,529 7,138
JPMorgan Chase & Co 5.75%, 12/01/2023
(f)
222,039 5,882
KeyCorp 6.13%, 12/15/2026
(f)
750,031 21,263
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(a),(f)
7,117 183
Morgan Stanley 5.85%, 04/15/2027
(f)
649,481 18,030
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(a),(f)
253 7
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(f)
1,239,905 32,473
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(f)
328,950 8,882
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(a),(f)
236,076 6,528
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(f)
344,110 9,074
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(f)
475,202 12,027
Truist Financial Corp 5.63%, 06/01/2021
(f)
134,160 3,373
US Bancorp 0.00%, 04/15/2026
(a),(e),(f)
46,768 1,157
US Bancorp 3.50%, 03/31/2021
(a),(f)
13,000 304
3 Month USD LIBOR + 0.60%
US Bancorp 3.75%, 01/15/2026
(f)
13,090 308
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 5.50%, 10/15/2023
(a),(f)
605 $ 16
US Bancorp 6.50%, 01/15/2022
(f)
234,945 6,170
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(f)
170,096 4,545
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
194,856 4,930
Wells Fargo & Co 4.75%, 03/15/2025
(f)
338,394 8,358
Wells Fargo & Co 5.63%, 06/15/2022
(f)
196,171 4,989
Wells Fargo & Co 5.85%, 09/15/2023
(f)
62,555 1,621
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(f)
207,457 5,755
3 Month USD LIBOR + 3.69%
$ 264,131
Diversified Financial Services - 0.25%
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 3,924
Capital One Financial Corp 0.00%, 06/01/2025
(e),(f)
165,734 4,012
Capital One Financial Corp 5.00%, 12/01/2024
(f)
358,185 8,901
Charles Schwab Corp/The 6.00%, 03/31/2021
(f)
129,113 3,286
$ 20,123
Electric - 1.51%
Alabama Power Co 5.00%, 10/01/2022
(a),(f)
569,230 15,022
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,538
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.63%, 03/15/2078 420 11
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,129
Dominion Energy Inc 5.25%, 07/30/2076 889,872 22,594
DTE Energy Co 5.25%, 12/01/2077 315,130 8,121
DTE Energy Co 5.38%, 06/01/2076 7,539 191
Duke Energy Corp 5.13%, 01/15/2073 198,839 5,045
Duke Energy Corp 5.75%, 06/15/2024
(f)
68,264 1,817
Entergy Louisiana LLC 4.88%, 09/01/2066 24,691 628
Entergy Texas Inc 5.38%, 10/15/2024
(f)
30,000 789
Georgia Power Co 5.00%, 10/01/2077
(a)
262,012 6,867
Integrys Holding Inc 6.00%, 08/01/2073 69,231 1,835
3 Month USD LIBOR + 3.22%
Interstate Power and Light Co 5.10%,
03/31/2021
(f)
483,475 12,232
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
225,022 5,907
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(a)
79,175 2,164
Southern Co/The 0.00%, 01/30/2080
(a),(e)
239,337 6,129
Southern Co/The 5.25%, 12/01/2077 555,000 14,474
Southern Co/The 5.25%, 10/01/2076 50,061 1,290
$ 121,783
Food - 0.32%
Dairy Farmers of America Inc 7.88%,
03/31/2021
(f),(g)
16,000 1,600
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 24,221
$ 25,821
Gas - 0.01%
Entergy New Orleans LLC 5.00%, 12/01/2052 2,683 69
Entergy New Orleans LLC 5.50%, 04/01/2066
(a)
41,286 1,044
$ 1,113
Insurance - 1.26%
Allstate Corp/The 4.75%, 01/15/2025
(f)
153,679 3,954
Allstate Corp/The 5.10%, 01/15/2053 537,816 14,102
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(f)
8,147 211
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 3,336
American Financial Group Inc/OH 5.88%,
03/30/2059
101,467 2,715
American International Group Inc 5.85%,
03/15/2024
(a),(f)
15,000 400

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
118
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Arch Capital Group Ltd 5.25%, 09/29/2021
(f)
289,992 $ 7,337
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
53,235 1,369
Equitable Holdings Inc 4.30%, 03/15/2026
(f)
362,625 8,953
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
485,000 12,372
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
1,042,030 28,166
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(e),(f)
31,500 799
Prudential Financial Inc 4.13%, 09/01/2060
(a)
1,020 25
RenaissanceRe Holdings Ltd 5.38%, 03/31/2021
(f)
533,234 13,437
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(a),(f)
29,666 789
Voya Financial Inc 5.35%, 09/15/2029
(f)
72,909 1,917
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058 1,933 52
W R Berkley Corp 5.75%, 06/01/2056 65,882 1,666
$ 101,600
Pipelines - 0.00%
Enbridge Inc 6.38%, 04/15/2078 2,031 54
3 Month USD LIBOR + 3.59%
REITs - 1.24%
Federal Realty Investment Trust 5.00%,
09/29/2022
(a),(f)
49,775 1,288
Kimco Realty Corp 5.13%, 08/16/2022
(f)
12,477 319
Kimco Realty Corp 5.25%, 12/20/2022
(f)
406,949 10,455
National Retail Properties Inc 5.20%, 10/11/2021
(f)
121,552 3,085
Prologis Inc 8.54%, 11/13/2026
(f)
162,700 12,365
PS Business Parks Inc 4.88%, 11/04/2024
(f)
3,847 98
PS Business Parks Inc 5.25%, 09/21/2022
(f)
57,755 1,487
Public Storage 4.13%, 08/14/2025
(a),(f)
316,800 7,961
Public Storage 4.63%, 06/17/2025
(f)
277,443 7,047
Public Storage 4.75%, 12/20/2024
(f)
185,477 4,874
Public Storage 4.90%, 10/14/2021
(f)
6,561 167
Public Storage 5.05%, 08/09/2022
(f)
177,565 4,565
Public Storage 5.60%, 03/11/2024
(a),(f)
311,855 8,514
Vornado Realty Trust 5.25%, 11/24/2025
(f)
200,000 4,938
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,922 9,573
Vornado Realty Trust 5.40%, 03/31/2021
(f)
189,575 4,720
Vornado Realty Trust 5.70%, 03/31/2021
(f)
747,704 18,767
$ 100,223
Savings & Loans - 0.05%
People's United Financial Inc 5.63%, 12/15/2026
(f)
94,067 2,550
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(a),(f)
42,713 1,104
Washington Federal Inc 0.00%, 04/15/2026
(e),(f)
5,040 124
$ 3,778
Sovereign - 0.86%
CoBank ACB 6.13%, 04/01/2021
(f)
8,000 822
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 7,215
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 31,725
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 29,214
3 Month USD LIBOR + 4.01%
$ 68,976
Telecommunications - 1.21%
AT&T Inc 0.00%, 02/18/2025
(e),(f)
2,704,019 65,626
AT&T Inc 5.00%, 12/12/2024
(f)
40,144 1,016
Telephone and Data Systems Inc 6.63%,
03/31/2045
21,160 531
Telephone and Data Systems Inc 7.00%,
03/15/2060
(a)
1,036,855 26,305
United States Cellular Corp 6.25%, 09/01/2069 151,769 3,825
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
United States Cellular Corp 6.95%, 05/15/2060 1,251 $ 32
$ 97,335
TOTAL PREFERRED STOCKS $ 804,937
BONDS - 86.39%
Principal
Amount (000's) Value (000's)
Banks - 51.11%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 12,200 $ 14,437
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(f),(h),(i)
2,700 3,195
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(f),(h),(i)
14,200 14,910
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(f),(h),(i)
57,800 62,026
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 02/08/2024
(f),(h),(i)
47,400 51,844
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 03/17/2025
(f),(h)
5,000 5,556
3 Month USD LIBOR + 3.90%
6.25%, 09/05/2024
(f),(h)
30,643 33,580
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
46,995 53,956
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(f),(h)
97,810 108,843
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,250
Bank of Montreal
1.85%, 05/01/2025 11,800 12,144
Bank of New York Mellon Corp/The
3.66%, 06/20/2021
(f)
70,400 70,838
3 Month USD LIBOR + 3.42%
3.70%, 03/20/2026
(f),(h)
29,775 30,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.62%, 09/20/2026
(f),(h)
19,628 20,732
3 Month USD LIBOR + 3.13%
4.70%, 09/20/2025
(f),(h)
12,400 13,361
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
1.63%, 05/01/2023 9,000 9,240
4.90%, 06/04/2025
(f),(h)
33,000 35,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(f),(h)
4,000 5,000
3 Month USD LIBOR + 1.55%
6.86%, 06/15/2032
(f),(h)
517 719
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022
(i)
1,951 2,145
Barclays PLC
6.13%, 12/15/2025
(f),(h),(i)
5,000 5,481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(f),(h),(i)
47,300 51,005
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 03/15/2022
(f),(h),(i)
30,065 31,568
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 06/15/2024
(f),(h),(i)
67,803 76,536
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
119
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
4.63%, 02/25/2031
(f),(g),(h),(i)
$ 10,000 $ 9,913
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(f),(g),(h),(i)
39,300 42,593
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(f),(h),(i)
8,700 9,429
USD Swap Rate NY 5 Year + 4.15%
6.75%, 03/14/2022
(f),(h),(i)
11,525 11,972
USD Swap Semi-Annual 5 Year + 4.92%
7.00%, 08/16/2028
(f),(g),(h),(i)
2,500 2,925
USD Swap Semi-Annual 5 Year + 3.98%
7.20%, 06/25/2037
(f),(g),(h)
5,800 6,222
3 Month USD LIBOR + 1.29%
7.37%, 08/19/2025
(f),(g),(h),(i)
100 116
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 08/19/2025
(f),(h),(i)
13,000 15,044
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 03/30/2021
(f),(g),(h),(i)
80,898 81,310
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 03/30/2021
(f),(h),(i)
50,000 50,255
USD Swap Semi-Annual 5 Year + 6.31%
BPCE SA
5.15%, 07/21/2024
(g)
13,014 14,717
Citigroup Capital III
7.63%, 12/01/2036 2,700 3,868
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
42,520 42,281
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
15,110 15,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.29%, 05/15/2021
(f)
300 299
3 Month USD LIBOR + 4.10%
4.68%, 05/15/2021
(f)
25,392 25,424
3 Month USD LIBOR + 4.48%
5.90%, 02/15/2023
(a),(f),(h)
7,383 7,644
3 Month USD LIBOR + 4.23%
5.95%, 01/30/2023
(f),(h)
14,400 15,012
3 Month USD LIBOR + 4.07%
5.95%, 05/15/2025
(f),(h)
10,770 11,685
3 Month USD LIBOR + 3.91%
6.25%, 08/15/2026
(f),(h)
86,582 98,729
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.20%, 04/06/2021
(a),(f)
13,300 13,259
3 Month USD LIBOR + 3.96%
5.65%, 10/06/2025
(f),(h)
62,097 68,307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(f),(h)
7,000 7,215
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(a),(f),(h)
11,200 11,892
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
18,600 20,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.77%, 02/15/2027
(a),(g)
18,621 18,068
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(g),(h),(i)
29,540 33,071
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(f),(h),(i)
18,100 20,263
USD Swap Semi-Annual 5 Year + 4.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Agricole SA   (continued)
8.13%, 12/23/2025
(f),(g),(h),(i)
$ 34,368 $ 41,524
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),(i)
23,254 26,044
6.50%, 08/08/2023
(i)
6,000 6,720
Credit Suisse Group AG
4.50%, 09/03/2030
(f),(g),(h),(i)
34,000 33,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.10%, 01/24/2030
(f),(g),(h),(i)
21,300 21,699
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
5.10%, 01/24/2030
(f),(h),(i)
3,000 3,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
5.25%, 02/11/2027
(f),(g),(h),(i)
34,800 36,975
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(f),(g),(h),(i)
6,000 6,600
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
14,400 16,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 07/29/2022
(f),(h),(i)
4,838 5,092
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 07/17/2023
(f),(g),(h),(i)
6,500 7,110
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/11/2023
(f),(g),(h),(i)
77,040 85,323
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 07/17/2023
(f),(h),(i)
10,000 10,938
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
2,500 2,678
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(f),(h),(i)
29,645 33,303
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 11/12/2024
(f),(h),(i)
4,775 4,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
13,525 14,327
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
1.24%, 01/15/2027 2,000 1,931
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
4.95%, 02/10/2025
(f),(h)
23,363 24,852
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(f),(h)
13,750 14,850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
69,567 116,177
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(f),(h)
49,608 82,845
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.60%, 12/17/2030
(f),(h),(i)
9,150 9,197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%
6.00%, 05/22/2027
(f),(h),(i)
15,900 17,291
USD Swap Rate NY 5 Year + 3.75%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
6.37%, 03/30/2025
(f),(h),(i)
$ 14,800 $ 16,203
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(f),(h),(i)
3,300 3,613
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
25,600 29,056
USD Swap Rate NY 5 Year + 3.61%
6.87%, 06/01/2021
(f),(h),(i)
36,500 37,093
USD Swap Rate NY 5 Year + 5.51%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
80,434 84,057
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
41,103 46,344
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
5.75%, 11/16/2026
(f),(h),(i)
14,075 15,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
44,300 49,102
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(f),(h),(i)
30,000 32,775
USD Swap Rate NY 5 Year + 4.20%
6.87%, 04/16/2022
(f),(h),(i)
69,986 72,794
USD Swap Semi-Annual 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(f),(g),(h),(i)
32,021 36,104
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
4.01%, 05/01/2021
(f)
24,318 24,308
3 Month USD LIBOR + 3.80%
4.60%, 02/01/2025
(f),(h)
3,200 3,264
United States Secured Overnight Financing
Rate + 3.13%
6.00%, 08/01/2023
(f),(h)
6,680 7,073
3 Month USD LIBOR + 3.30%
6.10%, 10/01/2024
(f),(h)
2,915 3,160
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
147,336 162,806
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
16,101 17,147
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.98%, 07/01/2028 2,825 2,663
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,494
Lloyds Bank PLC
12.00%, 12/16/2024
(f),(g),(h)
38,250 42,448
3 Month USD LIBOR + 11.76%
12.00%, 12/16/2024
(f),(h)
19,489 21,628
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
5,000 5,474
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
6.41%, 10/01/2035
(f),(g),(h)
12,674 15,969
3 Month USD LIBOR + 1.50%
6.66%, 05/21/2037
(a),(f),(h)
3,000 3,855
3 Month USD LIBOR + 1.27%
6.66%, 05/21/2037
(a),(f),(g),(h)
51,385 66,030
3 Month USD LIBOR + 1.27%
7.50%, 06/27/2024
(f),(h),(i)
47,496 52,661
USD Swap Semi-Annual 5 Year + 4.76%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
7.50%, 09/27/2025
(f),(h),(i)
$ 22,500 $ 25,757
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 08/01/2024
(f),(h)
4,678 4,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.12%, 11/01/2026
(f),(h)
14,020 15,121
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
6,515 7,118
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(f),(g),(h),(i)
1,000 1,081
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(f),(h),(i)
5,000 5,406
USD Swap Semi-Annual 5 Year + 3.70%
Morgan Stanley
4.05%, 04/15/2021
(a),(f)
6,002 6,006
3 Month USD LIBOR + 3.81%
Natwest Group PLC
2.57%, 09/30/2027
(f)
1,900 1,868
3 Month USD LIBOR + 2.32%
6.00%, 12/29/2025
(f),(h),(i)
35,000 38,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),(i)
22,825 26,819
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 08/15/2021
(f),(h),(i)
35,275 36,421
USD Swap Semi-Annual 5 Year + 7.60%
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
42,131 45,870
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(f),(h),(i)
18,735 20,398
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
41,520 47,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
1,200 1,296
3 Month USD LIBOR + 3.20%
NTC Capital I
0.76%, 01/15/2027 5,500 5,308
3 Month USD LIBOR + 0.52%
NTC Capital II
0.83%, 04/15/2027 6,500 6,241
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 08/01/2021
(f),(h)
5,289 5,368
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 01/03/2034
(f),(h)
3,810 5,686
3 Month USD LIBOR + 1.94%
Regions Financial Corp
5.75%, 06/15/2025
(f),(h)
16,750 18,509
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
32,800 34,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
11,800 12,139
USD Swap Semi-Annual 5 Year + 3.49%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
121
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
5.38%, 11/18/2030
(f),(g),(h),(i)
$ 15,300 $ 15,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%
7.37%, 09/13/2021
(a),(f),(h),(i)
14,120 14,411
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 10/04/2023
(f),(g),(h),(i)
16,800 18,291
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 09/13/2021
(f),(g),(h),(i)
25,026 25,542
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/18/2023
(a),(f),(g),(h),(i)
4,900 5,411
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(f),(h),(i)
14,000 15,461
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(f),(g),(h),(i)
26,660 31,334
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(f),(h),(i)
19,000 22,331
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
4.87%, 03/15/2033
(h)
1,026 1,133
USD Swap Rate NY 5 Year + 1.97%
6.00%, 07/26/2025
(a),(f),(h),(i)
1,000 1,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(f),(g),(h),(i)
15,000 16,317
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(a),(f),(g),(h)
42,900 56,382
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(f),(h)
19,800 26,022
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
17,700 18,474
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 04/02/2022
(f),(h),(i)
23,500 24,528
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(f),(g),(h),(i)
25,000 27,468
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
3.81%, 06/15/2021
(f)
4,000 3,998
3 Month USD LIBOR + 3.60%
SVB Financial Group
4.10%, 02/15/2031
(f),(h)
14,000 14,132
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Svenska Handelsbanken AB
5.25%, 03/01/2021
(f),(h),(i)
29,400 29,405
USD Swap Semi-Annual 5 Year + 3.34%
6.25%, 03/01/2024
(f),(h),(i)
13,800 15,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
5,200 5,356
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.87%, 05/15/2027 10,900 10,600
3 Month USD LIBOR + 0.67%
0.87%, 03/15/2028 9,022 8,749
3 Month USD LIBOR + 0.65%
1.22%, 04/01/2027 7,000 6,770
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
99,300 103,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
43,690 46,980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
4.38%, 02/10/2031
(f),(g),(h),(i)
$ 29,000 $ 28,574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 03/22/2021
(f),(h),(i)
68,834 69,006
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
6.88%, 08/07/2025
(f),(h),(i)
11,933 13,484
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
20,500 22,422
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(f),(h),(i)
13,900 15,203
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 02/19/2025
(f),(h),(i)
20,700 23,702
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
7.13%, 08/10/2021
(f),(h),(i)
20,426 20,886
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.88%
UniCredit SpA
8.00%, 06/03/2024
(f),(h),(i)
21,000 23,179
USD Swap Semi-Annual 5 Year + 5.18%
USB Realty Corp
1.39%, 01/15/2022
(f),(g)
1,500 1,140
3 Month USD LIBOR + 1.15%
Wachovia Capital Trust II
0.74%, 01/15/2027 6,345 6,130
3 Month USD LIBOR + 0.50%
Wachovia Capital Trust III
5.57%, 03/15/2021
(f)
6,500 6,500
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
3.90%, 03/15/2026
(f),(h)
36,600 36,459
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.87%, 06/15/2025
(f),(h)
50,300 55,091
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,987
$ 4,119,783
Diversified Financial Services - 3.17%
Capital One Financial Corp
4.03%, 06/01/2021
(f)
19,021 18,810
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
4.00%, 12/01/2030
(f),(h)
28,200 28,306
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
5.38%, 06/01/2025
(f),(h)
106,742 116,349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 02/01/2022
(a),(f),(h)
28,358 29,811
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/15/2021
(f),(g)
27,000 26,719
3 Month USD LIBOR + 3.17%
Discover Financial Services
5.50%, 10/30/2027
(f),(h)
5,947 6,230
3 Month USD LIBOR + 3.08%
6.13%, 06/23/2025
(f),(h)
27,160 29,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 255,965

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
122
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 4.92%
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
$ 118,552 $ 124,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(f),(h)
94,969 101,565
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
65,695 76,489
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
2,991 3,477
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
16,969 18,464
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
2.31%, 10/01/2066 20,264 18,440
3 Month USD LIBOR + 2.07%
2.34%, 06/15/2067 7,700 7,180
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
2,300 2,484
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 930
3 Month USD LIBOR + 3.16%
PPL Capital Funding Inc
2.91%, 03/30/2067 15,700 14,745
3 Month USD LIBOR + 2.67%
Southern Co/The
4.00%, 01/15/2051
(h)
14,700 15,303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.50%, 03/15/2057
(h)
13,050 13,478
3 Month USD LIBOR + 3.63%
$ 396,991
Food - 0.11%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
8,700 8,711
Gas - 0.79%
NiSource Inc
5.65%, 06/15/2023
(a),(f),(h)
61,800 63,654
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 13,659
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 18.62%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 23,385
AIG Life Holdings Inc
8.50%, 07/01/2030 31,200 41,488
Allianz SE
3.50%, 11/17/2025
(f),(g),(h)
9,000 9,137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 12,594
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 15,655
3 Month USD LIBOR + 2.12%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
5.75%, 04/01/2048
(h)
$ 46,701 $ 52,994
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
29,013 42,422
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 6,322
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
66,620 75,780
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
34,400 38,614
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
23,390 27,037
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.12%, 01/17/2047
(h)
500 573
3 Month USD LIBOR + 3.88%
6.38%, 12/14/2036
(f),(g),(h)
27,793 38,528
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 21,874 33,974
Cloverie PLC for Swiss Reinsurance Co Ltd
4.50%, 09/11/2044
(h)
20,000 21,510
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,780
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 07/25/2021
(f),(g),(h)
13,250 13,532
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
2.58%, 05/01/2067
(a)
22,020 20,318
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
2.32%, 02/12/2067
(g)
5,685 5,388
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
37,104 41,093
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
76,240 98,664
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 29,249
Lincoln National Corp
2.26%, 04/20/2067 43,198 35,692
3 Month USD LIBOR + 2.04%
2.55%, 05/17/2066 916 795
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10/20/2048
(h)
11,788 14,013
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
9,545 10,860
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 34,448
MetLife Inc
3.85%, 09/15/2025
(f),(h)
50,500 51,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 20,770 26,221
3 Month USD LIBOR + 2.21%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
123
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc   (continued)
9.25%, 04/08/2068
(g)
$ 63,475 $ 96,042
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,439 85,004
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(a),(f),(h)
520 599
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(f),(g),(h)
1,800 2,074
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(a),(g),(h)
10,700 11,262
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,431
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 95,213
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
2,500 2,444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
4.70%, 01/20/2046
(g),(h)
5,000 5,537
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
26,700 29,637
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
11,400 11,671
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.20%, 03/15/2044
(h)
3,945 4,203
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
79,130 85,042
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
45,255 47,612
3 Month USD LIBOR + 4.18%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(a),(g),(h)
60,300 64,924
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(g),(h)
4,700 5,100
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(g),(h)
15,500 17,263
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
8,055 8,319
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,926 83,128
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(f),(h)
11,706 12,587
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
4,000 3,933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 1,500,727
Oil & Gas - 0.62%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
14,600 15,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(f),(h)
32,562 34,955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 50,348
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 3.99%
Enbridge Inc
5.75%, 07/15/2080
(h)
$ 53,675 $ 57,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
44,100 46,526
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
31,558 33,502
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
58,300 58,107
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
16,800 16,690
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.30%, 03/15/2077
(h)
6,000 6,210
3 Month USD LIBOR + 3.21%
5.50%, 09/15/2079
(h)
51,000 55,781
3 Month USD LIBOR + 4.15%
5.87%, 08/15/2076
(h)
42,281 46,686
3 Month USD LIBOR + 4.64%
$ 321,288
REITs - 0.99%
Scentre Group Trust 2
4.75%, 09/24/2080
(g),(h)
10,500 10,935
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(h)
4,300 4,478
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
61,600 64,107
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 79,520
Sovereign - 0.46%
CoBank ACB
6.25%, 10/01/2026
(f),(h)
16,400 18,204
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
17,000 18,658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 36,862
Telecommunications - 0.93%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
62,686 74,864
USD Swap Semi-Annual 5 Year + 4.87%
Transportation - 0.51%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 41,088
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 6,963,460
TOTAL PURCHASED OPTIONS - 0.00% $ 5
Total Investments $ 8,076,382
Other Assets and Liabilities -  (0.20)% (15,902)
TOTAL NET ASSETS - 100.00% $ 8,060,480
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $68,654 or 0.85% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $70,426 or 0.87% of net assets.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2021 (unaudited)
See accompanying notes.
124
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,797,810 or 22.30% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See accompanying notes for additional information. At the end of the period, the value of these securities totaled
$2,100,154 or 26.05% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 81.34%
Utilities 7.23%
Energy 4.61%
Communications 2.14%
Money Market Funds 1.59%
Government 1.32%
Industrial 1.00%
Investment Companies 0.54%
Consumer, Non-cyclical 0.43%
Purchased Options 0.00%
Other Assets and Liabilities
(0.20)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 245,019 $ 1,230,363 $ 1,383,819 $ 91,563
$ 245,019 $ 1,230,363 $ 1,383,819 $ 91,563
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
June 2021
N/A 1,000 $ 1,000 $ 139.00 03/29/2021 $ 22 $ — $ (22)
Call - US Long Bond Future; June
2021
N/A 300 300 $ 181.00 03/29/2021 10 4 (6)
Call - US Long Bond Future; June
2021
N/A 50 50 $ 174.50 03/29/2021 2 1 (1)
Total $ 34 $ 5 $ (29)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future; June
2021
N/A 50 $ 50 $ 162.00 03/29/2021 $ (56) $ (34) $ 22
Call - US Long Bond Future; June
2021
N/A 300 300 $ 163.00 03/29/2021 (267) (126) 141
Total $ (323) $ (160) $ 163
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2021 Short 1,000 $ 132,719 $ 1,509
Total $ 1,509
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
February 28, 2021 (unaudited)
See accompanying notes.
125
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RUB Russian Ruble
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
127
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2021(c) $ 33 .85 ( $ 0 .05 ) $ 1 .42 $ 1 .37 $ – ( $ 1 .14 ) ( $ 1 .14 ) $ 34 .08
2020 25 .56 ( 0 .07 ) 9 .54 9 .47 ( 0 .02 ) ( 1 .16 ) ( 1 .18 ) 33 .85
2019 24 .49 ( 0 .01 ) 2 .67 2 .66 – ( 1 .59 ) ( 1 .59 ) 25 .56
2018 19 .91 ( 0 .07 ) 5 .24 5 .17 – ( 0 .59 ) ( 0 .59 ) 24 .49
2017 16 .85 0 .07 3 .08 3 .15 – ( 0 .09 ) ( 0 .09 ) 19 .91
2016 15 .52 ( 0 .04 ) 1 .69 1 .65 ( 0 .01 ) ( 0 .31 ) ( 0 .32 ) 16 .85
Class C shares
2021(c) 32 .01 ( 0 .17 ) 1 .35 1 .18 – ( 1 .14 ) ( 1 .14 ) 32 .05
2020 24 .39 ( 0 .26 ) 9 .03 8 .77 – ( 1 .15 ) ( 1 .15 ) 32 .01
2019 23 .62 ( 0 .18 ) 2 .54 2 .36 – ( 1 .59 ) ( 1 .59 ) 24 .39
2018 19 .37 ( 0 .23 ) 5 .07 4 .84 – ( 0 .59 ) ( 0 .59 ) 23 .62
2017 16 .52 ( 0 .07 ) 3 .01 2 .94 – ( 0 .09 ) ( 0 .09 ) 19 .37
2016 15 .33 ( 0 .16 ) 1 .66 1 .50 – ( 0 .31 ) ( 0 .31 ) 16 .52
DIVERSIFIED REAL ASSET FUND
Class A shares
2021(c) 11 .13 0 .07 1 .14 1 .21 ( 0 .02 ) – ( 0 .02 ) 12 .32
2020 11 .23 0 .17 ( 0 .06 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 11 .13
2019 11 .70 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .31 ) – ( 0 .31 ) 11 .23
2018 11 .53 0 .24 0 .15 0 .39 ( 0 .22 ) – ( 0 .22 ) 11 .70
2017 11 .07 0 .17 0 .55 0 .72 ( 0 .26 ) – ( 0 .26 ) 11 .53
2016 11 .22 0 .17 ( 0 .27 ) ( 0 .10 ) ( 0 .05 ) – ( 0 .05 ) 11 .07

See accompanying notes.
128
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .17% (d) $ 705,835 0 .90% (e) ,(f) ( 0 .33 ) % (e) 32 .9% (e)
38 .51 646,386 0 .93 (f) ( 0 .25 ) 30 .0
12 .75 302,904 1 .00 (f) ( 0 .06 ) 15 .9
26 .45 164,310 1 .09 (f) ( 0 .30 ) 34 .0
18 .81 71,738 1 .15 (f) 0 .41 27 .1
10 .77 36,575 1 .28 (f) ( 0 .26 ) 36 .4
3 .81 (d) 342,279 1 .64 (e) ,(f) ( 1 .07 ) (e) 32 .9 (e)
37 .43 322,210 1 .66 (f) ( 0 .99 ) 30 .0
11 .91 156,734 1 .73 (f) ( 0 .80 ) 15 .9
25 .47 91,660 1 .84 (f) ( 1 .05 ) 34 .0
17 .91 40,344 1 .94 (f) ( 0 .41 ) 27 .1
9 .93 21,705 2 .08 (f) ( 1 .06 ) 36 .4
10 .90 (d) 63,111 1 .20 (e) ,(f) 1 .20 (e) 78 .9 (e)
0 .89 43,485 1 .19 (f) 1 .57 85 .4
( 1 .11 ) 54,880 1 .22 (f) 2 .35 71 .5
3 .36 107,180 1 .22 (f) 2 .05 84 .1
6 .63 118,212 1 .25 (f) 1 .58 65 .1
( 0 .85 ) 210,864 1 .25 (f) 1 .59 77 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 28, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.
129
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
EDGE MIDCAP FUND
Class A shares
2021(c) $ 14.76 $ 0.03 $ 2.24 $ 2.27 ( $ 0.05) ( $ 0.73) $ – ( $ 0.78) $ 16.25
2020 14.39 0.06 0.92 0.98 (0.11) (0.50) – (0.61) 14.76
2019(h) 11.98 0.06 2.35 2.41 – – – – 14.39
GLOBAL MULTI-STRATEGY FUND
Class A shares
2021(c) 10.95 0.04 0.42 0.46 (0.14) – – (0.14) 11.27
2020 10.64 0.18 0.13 0.31 – – – – 10.95
2019 11.09 0.18 (0.02) 0.16 (0.11) (0.47) (0.03) (0.61) 10.64
2018 11.28 0.11 (0.01) 0.10 (0.05) (0.24) – (0.29) 11.09
2017 10.77 0.08 0.43 0.51 – – – – 11.28
2016 10.91 0.01 0.14 0.15 (0.06) (0.23) – (0.29) 10.77

See accompanying notes.
130
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales,
Short Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
15.47% (d),(e) $ 16,400 1.10% (f),(g) N/A 0.32% (f) 14.9% (f)
6.54 (e) 12,547 1.10 (g) N/A 0.46 27.9
20.20 (d),(e) 5,587 1.10 (f),(g) N/A 0.59 (f) 19.8 (f)
4.09 (d) 41,866 2.72% (f),(g),(i) 2.12 (f),(g),(i),(j) 0.71 (f) 330.4 (f)
3.01 (e) 27,072 3.68 (g),(i) 2.11 (g),(i),(j) 1.68 439.7
1.82 41,100 3.37 (g),(i) 2.02 (g),(i),(j) 1.72 387.8
0.90 63,860 2.48 (g) 1.95 (g),(j) 1.02 378.0
4.74 112,799 2.50 (g) 1.92 (g),(j) 0.72 317.6
1.41 145,370 2.41 (g) 1.94 (g),(j) 0.11 233.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 28, 2021.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 31, 2018, date operations commenced, through August 31, 2019.
(i) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.
(j) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

See accompanying notes.
131
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2021(c) $ 10 .96 $ 0 .19 $ 0 .25 $ 0 .44 ( $ 0 .19 ) ( $ 0 .19 ) $ 11 .21
2020 11 .26 0 .36 ( 0 .30 ) 0 .06 ( 0 .36 ) ( 0 .36 ) 10 .96
2019 10 .60 0 .43 0 .64 1 .07 ( 0 .41 ) ( 0 .41 ) 11 .26
2018 10 .65 0 .42 ( 0 .07 ) 0 .35 ( 0 .40 ) ( 0 .40 ) 10 .60
2017 11 .03 0 .40 ( 0 .40 ) – ( 0 .38 ) ( 0 .38 ) 10 .65
2016 10 .20 0 .38 0 .82 1 .20 ( 0 .37 ) ( 0 .37 ) 11 .03

See accompanying notes.
132
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4 .02% (d) $ 51,590 0 .89% (e) ,(f) 0 .84% (e) ,(f) ,(g) 3 .44% (e) 52 .9% (e)
0 .62 50,459 0 .91 (f) 0 .84 (f) ,(g) 3 .35 76 .6
10 .36 53,756 0 .98 (f) 0 .86 (f) ,(g) 4 .01 66 .1
3 .37 46,667 1 .00 (f) 0 .90 (f) ,(g) 3 .94 76 .0
0 .13 40,758 0 .95 (f) 0 .89 (f) ,(g) 3 .83 67 .9
11 .94 49,208 0 .95 (f) 0 .90 (f) ,(g) 3 .52 53 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 28, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.
133
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2021(c) $ 12 .36 ( $ 0 .03 ) $ 2 .35 $ 2 .32 ( $ 0 .05 ) $ – ( $ 0 .05 ) $ 14 .63
2020 10 .63 0 .11 1 .77 1 .88 ( 0 .15 ) – ( 0 .15 ) 12 .36
2019 11 .28 0 .11 ( 0 .68 ) ( 0 .57 ) ( 0 .08 ) – ( 0 .08 ) 10 .63
2018 11 .74 0 .12 ( 0 .52 ) ( 0 .40 ) ( 0 .06 ) – ( 0 .06 ) 11 .28
2017 9 .07 0 .18 2 .52 2 .70 ( 0 .03 ) – ( 0 .03 ) 11 .74
2016 8 .55 0 .04 0 .56 0 .60 ( 0 .08 ) – ( 0 .08 ) 9 .07
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2021(c) 11 .91 0 .09 3 .31 3 .40 ( 0 .10 ) – ( 0 .10 ) 15 .21
2020 13 .96 0 .16 ( 1 .88 ) ( 1 .72 ) ( 0 .23 ) ( 0 .10 ) ( 0 .33 ) 11 .91
2019 17 .84 0 .28 ( 1 .92 ) ( 1 .64 ) ( 0 .35 ) ( 1 .89 ) ( 2 .24 ) 13 .96
2018 16 .57 0 .34 1 .92 2 .26 ( 0 .21 ) ( 0 .78 ) ( 0 .99 ) 17 .84
2017 14 .95 0 .35 1 .60 1 .95 ( 0 .33 ) – ( 0 .33 ) 16 .57
2016 12 .73 0 .34 2 .44 2 .78 ( 0 .30 ) ( 0 .26 ) ( 0 .56 ) 14 .95
Class C shares
2021(c) 11 .78 0 .04 3 .27 3 .31 ( 0 .04 ) – ( 0 .04 ) 15 .05
2020 13 .82 0 .06 ( 1 .86 ) ( 1 .80 ) ( 0 .14 ) ( 0 .10 ) ( 0 .24 ) 11 .78
2019 17 .68 0 .17 ( 1 .90 ) ( 1 .73 ) ( 0 .24 ) ( 1 .89 ) ( 2 .13 ) 13 .82
2018 16 .43 0 .21 1 .90 2 .11 ( 0 .08 ) ( 0 .78 ) ( 0 .86 ) 17 .68
2017 14 .84 0 .23 1 .60 1 .83 ( 0 .24 ) – ( 0 .24 ) 16 .43
2016 12 .65 0 .24 2 .41 2 .65 ( 0 .20 ) ( 0 .26 ) ( 0 .46 ) 14 .84

See accompanying notes.
134
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .77% (d) $ 8,487 1 .60% (e) ,(f) ( 0 .50 ) % (e) 80 .3% (e)
17 .73 4,003 1 .60 (f) 0 .96 72 .9
( 4 .94 ) 2,455 1 .66 (f) 1 .08 59 .4
( 3 .49 ) 4,384 1 .75 (f) 0 .97 52 .3
29 .91 3,003 1 .75 (f) 1 .83 66 .3
7 .03 401 1 .75 (f) 0 .47 69 .0
28 .66 (d) 123,571 1 .12 (e) ,(f) 1 .30 (e) 35 .7 (e)
( 12 .55 ) 103,382 1 .12 (f) 1 .20 28 .9
( 7 .83 ) 147,402 1 .13 (f) 1 .91 21 .9
13 .93 214,620 1 .13 (f) 1 .98 31 .5
13 .17 232,872 1 .17 2 .15 25 .5
22 .61 207,431 1 .17 2 .56 25 .8
28 .18 (d) 75,424 1 .87 (e) ,(f) 0 .56 (e) 35 .7 (e)
( 13 .25 ) 71,660 1 .87 (f) 0 .45 28 .9
( 8 .50 ) 118,135 1 .88 (f) 1 .16 21 .9
13 .08 170,893 1 .88 (f) 1 .23 31 .5
12 .37 178,599 1 .92 (f) 1 .41 25 .5
21 .57 165,335 1 .94 (f) 1 .79 25 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 28, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.
135
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2021(c) $ 10 .32 $ 0 .19 $ 0 .16 $ 0 .35 ( $ 0 .22 ) $ – ( $ 0 .22 ) $ 10 .45
2020 10 .30 0 .42 0 .05 0 .47 ( 0 .45 ) – ( 0 .45 ) 10 .32
2019 10 .06 0 .49 0 .26 0 .75 ( 0 .51 ) – ( 0 .51 ) 10 .30
2018 10 .53 0 .50 ( 0 .46 ) 0 .04 ( 0 .49 ) ( 0 .02 ) ( 0 .51 ) 10 .06
2017 10 .36 0 .49 0 .24 0 .73 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .53
2016 10 .24 0 .49 0 .19 0 .68 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .36
Class C shares
2021(c) 10 .31 0 .15 0 .17 0 .32 ( 0 .18 ) – ( 0 .18 ) 10 .45
2020 10 .29 0 .35 0 .04 0 .39 ( 0 .37 ) – ( 0 .37 ) 10 .31
2019 10 .05 0 .42 0 .25 0 .67 ( 0 .43 ) – ( 0 .43 ) 10 .29
2018 10 .52 0 .42 ( 0 .46 ) ( 0 .04 ) ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 10 .05
2017 10 .35 0 .42 0 .23 0 .65 ( 0 .39 ) ( 0 .09 ) ( 0 .48 ) 10 .52
2016 10 .23 0 .42 0 .19 0 .61 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 10 .35

See accompanying notes.
136
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .44% (d) $ 871,237 1 .03% (e) 3 .76% (e) 17 .5% (e)
4 .77 844,525 1 .05 4 .18 18 .1
7 .80 732,421 1 .06 4 .96 19 .8
0 .32 655,225 1 .06 4 .83 12 .3
7 .31 732,471 1 .06 4 .81 16 .1
6 .89 883,381 1 .07 4 .83 13 .9
3 .04 (d) ,(f) 338,306 1 .81 (e) 2 .98 (e) 17 .5 (e)
3 .95 365,817 1 .81 3 .44 18 .1
6 .97 469,674 1 .81 4 .21 19 .8
( 0 .44 ) 631,599 1 .81 4 .08 12 .3
6 .53 751,561 1 .81 4 .07 16 .1
6 .11 859,055 1 .81 4 .09 13 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 28, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2021 (unaudited)
137
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( September 1, 2020 to February 28, 2021 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class A and Class C shares may be purchased through retirement plans. Such plans my impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
September 1,
2020
Ending
Account Value
February 28,
2021
Expenses Paid
During Period
September
1, 2020 to
February 28,
2021
(a)
Beginning
Account Value
September 1,
2020
Ending
Account Value
February 28,
2021
Expenses Paid
During Period
September
1, 2020 to
February 28,
2021
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 1,041.67 $ 4.56 $ 1,000.00 $ 1,020.33 $ 4.51 0.90%
Class C 1,000.00 1,038.07 8.29 1,000.00 1,016.66 8.20 1.64
Diversified Real Asset Fund
Class A 1,000.00 1,108.96 6.27 1,000.00 1,018.84 6.01 1.20
Edge MidCap Fund
Class A 1,000.00 1,154.73 5.88 1,000.00 1,019.34 5.51 1.10
Global Multi-Strategy Fund
Class A 1,000.00 1,040.88 13.76 1,000.00 1,011.31 13.56 2.72
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on
Shorts)
Class A  1,000.00  1,040.90  10.73 1,000.00  1,014.15  10.64 2.12
Opportunistic Municipal Fund
Class A 1,000.00 1,040.23 4.50 1,000.00 1,020.38 4.46 0.89
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A  1,000.00  1,040.20  4.25 1,000.00  1,020.58  4.22 0.84
Origin Emerging Markets Fund
Class A 1,000.00 1,187.65 8.68 1,000.00 1,016.86 8.00 1.60
Small-MidCap Dividend Income Fund
Class A 1,000.00 1,286.63 6.35 1,000.00 1,019.24 5.61 1.12
Class C 1,000.00 1,281.82 10.58 1,000.00 1,015.52 9.35 1.87

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2021 (unaudited)
138
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Actual Hypothetical
Beginning
Account Value
September 1,
2020
Ending
Account Value
February 28,
2021
Expenses Paid
During Period
September
1, 2020 to
February 28,
2021
(a)
Beginning
Account Value
September 1,
2020
Ending
Account Value
February 28,
2021
Expenses Paid
During Period
September
1, 2020 to
February 28,
2021
(a)
Annualized
Expense
Ratio
Spectrum Preferred and Capital
Securities Income Fund
Class A $ 1,000.00 $ 1,034.40 $ 5.20 $ 1,000.00 $ 1,019.69 $ 5.16 1.03%
Class C 1,000.00 1,030.39 9.11 1,000.00 1,015.82 9.05 1.81

Principal Funds, Inc.
(unaudited)
139
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the month of December 2020 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of December 2020, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
December 2020
Fund Net Income Realized Gain Capital Sources
Global Multi-Strategy Fund 25.58% 0.00% 74.42%
Origin Emerging Markets Fund 52.67 0.00 47.33

140
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72 (unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and
Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 123 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 123 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 123 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA February 2020 to October
2020
123 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
123 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 123 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 123 None
Karen (“Karrie”) McMillan
Director since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
123 None

141
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Chair, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired 123 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 123 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc., (2018-2020)
123 None
Patrick G. Halter
Member, Executive Committee
Director since 2017
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Senior Executive Director – Real Estate, PGI and
PFSI (2014-2016)
Director, PGI (2003-2018)
Chair, CCIP, LLC (“CCIP”) since 2017
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
123 None

142
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Financial Advisors, Inc. (“PFA”)
since 2020
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Senior Vice President, PFD since 2016
Senior Vice President and Chief Financial Officer,
PFD (2015-2016)
Chief Operating Officer and Senior Vice President,
Principal Management Corporation, now PGI
(“PMC”) (2015-2017)
Director, PMC (2014–2017)
Director, PSS since 2014
President, PSS since 2015
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, CCIP since 2020
Vice President and Treasurer, PFA since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Chief Financial Officer –
Principal International, PFSI (2010-2016)
Vice President and Treasurer, PLIC since 2016
Vice President and Chief Financial Officer –
Principal International, PLIC (2010-2016)
Vice President and Treasurer, PMC (2016-2017)
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015

143
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer, PGI (2015-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President and Treasurer, PGI since
2017
Assistant Vice President-Treasury, PFA since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PMC (2013-
2017)
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Vice President, Counsel and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Secretary, PGI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary, PGI (2018-2020)
Vice President, Associate General Counsel and
Secretary, CCIP since 2020
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFA since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFD since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PLIC since 2015
Secretary, Post since 2020
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSI since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSS since 2019
Vice President, Associate General Counsel and
Assistant Secretary, RobustWealth, Inc. since 2019
Secretary, Spectrum since 2020

144
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2020 and as supplemented, and the Statement of Additional Information dated December 31, 2020 and as supplemented. These documents may be obtained free of charge by writing
Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.
PrincipalFunds.com/prospectuses.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

145
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov and www.PrincipalFunds.com.

146
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act
(the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors,
LLC (the “Manager”) and PFI, on behalf of each of the thirteen (13) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory
Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited; ClearBridge
RARE Infrastructure (North America) Pty Limited; Credit Suisse Asset Management, LLC; Delaware Investments Fund Advisers; Gotham
Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los
Angeles Capital Management and Equity Research, Inc.; Mellon Investments Corporation; Nuveen Asset Management LLC; Origin Asset
Management LLP; Pictet Asset Management SA; Principal Real Estate Investors, LLC; Sound Point Capital Management, LP; Spectrum
Asset Management, Inc.; Wellington Management Company LLP; and York Registered Holdings, L.P. (collectively, the “Sub-Advisors”).
The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Extent and Quality of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub- advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had previously reviewed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the
Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2020 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2020, and compared those returns to various agreed-upon performance measures for all Funds.
For Funds or Subadvisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended
March 31, 2020, if available. For Funds or Subadvisors that did not have a three-year performance history, the Board reviewed performance

147
for a one-year period ended March 31, 2020, if available. The Board also compared each Fund’s investment performance over the one-, three-
and five-year periods ended March 31, 2020, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-
manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board.
For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The
Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for the Capital Securities
Fund as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).
For the Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-
out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since
September 2019.The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes.
With regard to each of the Spectrum Preferred and Capital Securities Fund, the Board accepted management’s proposal to amend the
Management Agreement for the Fund to add a new breakpoint to the management fee schedule and considered this new breakpoint in concluding that the Management Agreement, as amended, should be renewed.
With regard to the Global Multi-Strategy Fund, which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-
traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management
Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December
31, 2019. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Origin Asset Management LLP, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2019. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted

148
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-
level fee that covers, among other things, the expenses of the Fund’s Sub-Advisor.
The Board also noted that the management fee schedules for the Bond Market Index Fund and the International Equity Index Fund do not
include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated SubAdvisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Sub-Advisory Agreements should be renewed, the Board included within their considerations certain actions previously taken by the Board.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are trademarks and services marks of Principal Financial Services, Inc., a member of the Principal Financial Group company.
© 2021 Principal Financial Services, Inc. | FV674-11 | 02/2021 | 1517522

Principal Capital Securities Fund
Class S Shares
Semiannual Report
February 28, 2021
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you:
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 4
Schedule of Investments 10
Financial Highlights (includes performance information) 18
Shareholder Expense Example 20
Supplemental Information 21

Statement of Assets and Liabilities
Principal Funds, Inc.
February 28, 2021 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ......................................................................................................................
$ 888,177
Investment in affiliated Funds--at cost ...............................................................................................................
$ 13,688
Assets
Investment in securities--at value  ...................................................................................................................... $ 942,746
(a)
Investment in affiliated Funds--at value ................................................................................................................ 13,688
Cash ..................................................................................................................................................... 2
Receivables:
Dividends and interest ............................................................................................................................. 13,305
Expense reimbursement from Manager ........................................................................................................... 39
Fund shares sold ................................................................................................................................... 5,746
Investment securities sold ......................................................................................................................... 259
Total Assets   975,785
Liabilities
Accrued transfer agent fees ............................................................................................................................. 48
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 24
Accrued other expenses ................................................................................................................................. 9
Payables:
Fund shares redeemed ............................................................................................................................. 6,078
Collateral obligation on securities loaned, at value ..................................................................................................... 10,710
Total Liabilities
16,870
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 958,915
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 917,365
Total distributable earnings (accumulated loss) .........................................................................................................
41,550
Total Net Assets
$ 958,915
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 500,000
Net Asset Value Per Share:
Class S : Net Assets ...................................................................................................................................... $ 958,915
Shares Issued and Outstanding .................................................................................................................... 90,783
Net Asset Value per share .........................................................................................................................
$ 10 .56
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2021 (unaudited)
2
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 923
Interest ................................................................................................................................................. 19,398
Securities lending - net ................................................................................................................................
18
Total Income 20,339
Expenses:
Registration fees - Class S ............................................................................................................................ 19
Shareholder reports - Class S ......................................................................................................................... 4
Transfer agent fees - Class S .......................................................................................................................... 173
Custodian fees ......................................................................................................................................... 4
Directors' expenses .................................................................................................................................... 7
Professional fees ...................................................................................................................................... 18
Other expenses ........................................................................................................................................ 3
Total Gross Expenses 228
Less: Reimbursement from Manager - Class S ....................................................................................................... 228
Total Net Expenses –
Net Investment Income (Loss) 20,339
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 2,272
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 18,311
Net Realized and Unrealized Gain (Loss) on investments 20,583
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 40,922

Statement of Changes in Net Assets (unaudited)
Principal Funds, Inc.
(unaudited)
3
See accompanying notes.
Amounts in thousands Capital Securities Fund
Period Ended
February 28, 2021
Year Ended
August 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 20,339 $ 35,626
Net realized gain (loss) on investments ............................................................................................. 2,272 (3,951)
Net change in unrealized appreciation/depreciation of investments ................................................................
18,311 21,252
Net Increase (Decrease) in Net Assets Resulting from Operations 40,922 52,927
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (23,528) (38,142)
From tax return of capital ...........................................................................................................
– (99)
Total Dividends and Distributions (23,528) (38,241)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
94,672 183,731
Total Increase (Decrease) in Net Assets 112,066 198,417
Net Assets
Beginning of period .................................................................................................................
846,849 648,432
End of period .......................................................................................................................
$ 958,915 $ 846,849
Class S
Capital Share Transactions:
Period Ended February 28, 2021
Dollars:
Sold ........................................................................................................... $ 173,990
Reinvested ...................................................................................................... 14,355
Redeemed .......................................................................................................
(93,673)
Net Increase (Decrease) .............................................................................................
$ 94,672
Shares:
Sold ........................................................................................................... 16,541
Reinvested ...................................................................................................... 1,369
Redeemed .......................................................................................................
(8,877)
Net Increase (Decrease) .............................................................................................
9,033
Year Ended August 31, 2020
Dollars:
Sold ........................................................................................................... $ 332,732
Reinvested ...................................................................................................... 23,946
Redeemed .......................................................................................................
(172,947)
Net Increase (Decrease) .............................................................................................
$ 183,731
Shares:
Sold ........................................................................................................... 33,081
Reinvested ...................................................................................................... 2,381
Redeemed .......................................................................................................
(17,461)
Net Increase (Decrease) .............................................................................................
18,001

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
4
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the
“fund”) are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund may invest in the Institutional shares of Principal Government Money Market Fund (“Underlying Fund”),
another series the Fund. Investments in the Underlying Fund are valued at the closing net asset value per share of the Underlying Fund on the day of valuation.
The fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the Underlying
Fund in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Fund.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to amortization of premiums and discounts, wash sales and certain preferred securities, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
5
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2021 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the LIBOR rate plus 1.00%). The interest income received is included in interest income on the statement of operations. The interest expense associated with this borrowing is included in other expenses on the statement of operations. There were no outstanding loans or borrowings on the Facility as of February 28, 2021.
During the period ended February 28, 2021, the fund lent to the Facility as follows (amounts in thousands):
During the period ended February 28, 2021, the fund did not borrow from the Facility.
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .20% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statement of operations. The fund did not borrow against the line of credit during the period ended February 28, 2021 .
Contingent Convertible Securities. As footnoted in the schedules of investments, the fund may invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation.
If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Capital Securities Fund $ 337 0.62%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
6
substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending. As footnoted in the schedules of investments, the fund may lend portfolio securities to approved brokerage firms to earn additional income. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statement of operations.
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in the category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
7
participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Valuation models rely on one or more significant unobservable inputs. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments
During the year, there were no purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations. For the period ended February 28, 2021, the fund’s CCO expenses were less than $500.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 891,177 $ — $ 891,177
Convertible Preferred Stocks
Financial 1,391 — — 1,391
Industrial 3,050 — — 3,050
Investment Companies 20,885 — — 20,885
Preferred Stocks
Communications 1,604 — — 1,604
Energy 4,082 — — 4,082
Financial 15,252 — — 15,252
Government — 6,958 — 6,958
Utilities 1,027 — — 1,027
U.S. Government & Government Agency Obligations* — 11,008 — 11,008
Total investments in securities $ 47,291 $ 909,143 $ — $ 956,434
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
8
6. Investment Transactions
For the period ended February 28, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
For the period ended February 28, 2021, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the fund was as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2021 and August
31, 2020 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2020, the components of total distributable earnings/(accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. As of August 31, 2020, the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2020 , the fund did not utilize any capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2020 , the fund does not plan to defer any late year losses.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2020, the fund recorded reclassifications as follows (amounts in thousands):
Purchases Sales
Capital Securities Fund $ 151,436 $ 37,871
Purchases Sales
Capital Securities Fund $ 2,999 $ 13,935
Ordinary Income Return of Capital
2021 2020 2021 2020
Capital Securities Fund $ 23,528 $ 38,142 $ — $ 99
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Capital Securities Fund $ — $ — $ (8,956) $ 26,644 $ 6,468 $ 24,156
Short-Term Long-Term Total
Capital Securities Fund $ 619 $ 8,337 $ 8,956
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Capital Securities Fund $ 99 $ (99)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2021 (unaudited)
9
Federal Income Tax Basis. At February 28, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Other Matters
The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the fund’s performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Capital Securities Fund $ 50,370 $ (7,223) $ 43,147 $ 913,287
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
February 28, 2021 (unaudited)
See accompanying notes.
10
INVESTMENT COMPANIES - 2 .18 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .17%
Invesco Preferred ETF 54,169 $ 791
iShares Preferred & Income Securities ETF
(a)
21,031 786
$ 1,577
Money Market Funds - 2 .01%
BlackRock Liquidity FedFund - Institutional
Class 0.04%
(b),(c)
5,620,193 5,620
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
13,688,469 13,688
$ 19,308
TOTAL INVESTMENT COMPANIES $ 20,885
CONVERTIBLE PREFERRED STOCKS
- 0 .46 % Shares Held Value (000's)
Banks - 0 .14%
Bank of America Corp 7.25%
(f)
1,000 $ 1,391
Hand & Machine Tools - 0 .32%
Stanley Black & Decker Inc 5.00%, 05/15/2021
(f)
2,500 3,050
TOTAL CONVERTIBLE PREFERRED STOCKS $ 4,441
PREFERRED STOCKS - 3 .02 % Shares Held Value (000's)
Banks - 1 .09%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(f)
60,000 $ 1,491
Fifth Third Bancorp 6.63%, 12/31/2023
(f)
53,385 1,491
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(a),(f)
40,136 1,019
Fulton Financial Corp 5.13%, 01/15/2026
(a),(f)
120,153 3,040
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(f)
76,459 1,939
KeyCorp 6.13%, 12/15/2026
(f)
5,786 164
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(f)
25,803 689
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(f)
24,861 629
$ 10,462
Diversified Financial Services - 0 .08%
Capital One Financial Corp 4.80%, 06/01/2025
(f)
11,119 269
Capital One Financial Corp 5.00%, 12/01/2024
(f)
20,095 500
$ 769
Electric - 0 .10%
Southern Co/The 0.00%, 01/30/2080
(e)
37,500 960
Gas - 0 .01%
NiSource Inc 6.50%, 03/15/2024
(a),(f)
2,439 67
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
Insurance - 0 .31%
Assurant Inc 0.00%, 01/15/2061
(e)
40,000 1,004
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
20,466 522
MetLife Inc 0.00%, 03/15/2025
(e),(f)
14,623 371
Prudential Financial Inc 4.13%, 09/01/2060
(a)
9,926 245
Voya Financial Inc 5.35%, 09/15/2029
(f)
30,000 789
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,931
Pipelines - 0 .43%
Enbridge Inc 6.38%, 04/15/2078 152,368 4,082
3 Month USD LIBOR + 3.59%
REITs - 0 .11%
Boston Properties Inc 5.25%, 03/31/2021
(f)
610 15
Kimco Realty Corp 5.25%, 12/20/2022
(a),(f)
3,464 89
PS Business Parks Inc 5.20%, 12/07/2022
(f)
2,000 51
Public Storage 3.88%, 10/06/2025
(f)
1,200 30
Public Storage 4.63%, 06/17/2025
(f)
2,700 69
Public Storage 4.88%, 09/12/2024
(f)
31,749 836
$ 1,090
Sovereign - 0 .72%
CoBank ACB 6.13%, 04/01/2021
(f)
6,000 616
CoBank ACB 6.20%, 01/01/2025
(f)
10,000 1,110
3 Month USD LIBOR + 3.74%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign (continued)
CoBank ACB 6.25%, 10/01/2022
(f)
38,800 $ 4,152
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
10,000 1,080
3 Month USD LIBOR + 4.01%
$ 6,958
Telecommunications - 0 .17%
AT&T Inc 0.00%, 02/18/2025
(e),(f)
66,085 1,604
TOTAL PREFERRED STOCKS $ 28,923
BONDS - 92 .93%
Principal
Amount (000's) Value (000's)
Banks - 48 .25%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 1,900 $ 2,248
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 03/05/2025
(f),(h),(i)
9,400 10,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Bank of America Corp
6.25%, 09/05/2024
(f),(h)
2,000 2,192
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
2,000 2,296
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(f),(h)
3,000 3,338
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.66%, 06/20/2021
(f)
8,100 8,150
3 Month USD LIBOR + 3.42%
3.70%, 03/20/2026
(f),(h)
13,000 13,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.62%, 09/20/2026
(f),(h)
7,408 7,825
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(f),(h)
9,000 9,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(f),(h)
5,450 6,812
3 Month USD LIBOR + 1.55%
10.18%, 06/12/2021
(g)
3,000 3,079
10.18%, 06/12/2021 900 924
Barclays PLC
8.00%, 06/15/2024
(f),(h),(i)
5,000 5,644
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.50%, 02/25/2030
(f),(g),(h),(i)
3,000 2,951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(f),(h),(i)
800 867
USD Swap Rate NY 5 Year + 4.15%
7.20%, 06/25/2037
(f),(g),(h)
1,300 1,395
3 Month USD LIBOR + 1.29%
7.37%, 08/19/2025
(f),(g),(h),(i)
6,103 7,063
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 03/30/2021
(f),(g),(h),(i)
2,242 2,253
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 03/30/2021
(f),(h),(i)
9,942 9,993
USD Swap Semi-Annual 5 Year + 6.31%

Schedule of Investments
Capital Securities Fund
February 28, 2021 (unaudited)
See accompanying notes.
11
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
$ 7,000 $ 6,961
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
4,900 4,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.68%, 05/15/2021
(f)
4,140 4,145
3 Month USD LIBOR + 4.48%
6.25%, 08/15/2026
(f),(h)
1,500 1,710
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.20%, 04/06/2021
(f)
9,490 9,460
3 Month USD LIBOR + 3.96%
5.65%, 10/06/2025
(f),(h)
2,000 2,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(a),(f),(h)
3,500 3,716
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
13,000 14,251
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.77%, 02/15/2027
(g)
22,771 22,094
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(h),(i)
2,300 2,575
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(g),(h),(i)
7,232 8,738
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(i)
600 672
Credit Suisse Group AG
4.50%, 09/03/2030
(f),(g),(h),(i)
3,700 3,612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.10%, 01/24/2030
(f),(h),(i)
5,000 5,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
6.25%, 12/18/2024
(f),(g),(h),(i)
1,790 1,969
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
5,000 5,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/11/2023
(f),(g),(h),(i)
6,250 6,922
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
6,600 7,070
USD Swap Semi-Annual 7 Year + 3.90%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
2,200 2,330
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
4.95%, 02/10/2025
(f),(h)
1,000 1,064
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(f),(h)
2,000 2,160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
1,700 2,839
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(f),(h)
4,400 7,348
3 Month USD LIBOR + 4.98%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
6.00%, 05/22/2027
(f),(h),(i)
$ 3,000 $ 3,263
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(f),(h),(i)
1,300 1,423
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
500 568
USD Swap Rate NY 5 Year + 3.61%
6.87%, 06/01/2021
(f),(h),(i)
8,100 8,232
USD Swap Rate NY 5 Year + 5.51%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
10,200 10,659
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
8,800 9,922
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
0.84%, 06/15/2028 2,400 2,201
3 Month USD LIBOR + 0.63%
ING Groep NV
5.75%, 11/16/2026
(f),(h),(i)
7,000 7,665
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
500 554
USD Swap Semi-Annual 5 Year + 4.45%
JPMorgan Chase & Co
4.01%, 05/01/2021
(f)
5,000 4,998
3 Month USD LIBOR + 3.80%
4.60%, 02/01/2025
(f),(h)
2,100 2,142
United States Secured Overnight Financing
Rate + 3.13%
6.10%, 10/01/2024
(f),(h)
4,128 4,475
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
2,025 2,238
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
3,875 4,127
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.98%, 07/01/2028 2,000 1,885
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,926
Lloyds Bank PLC
12.00%, 12/16/2024
(f),(g),(h)
3,100 3,440
3 Month USD LIBOR + 11.76%
12.00%, 12/16/2024
(f),(h)
5,500 6,104
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 10/01/2035
(f),(g),(h)
1,200 1,512
3 Month USD LIBOR + 1.50%
7.50%, 06/27/2024
(f),(h),(i)
4,300 4,768
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(f),(h),(i)
6,250 7,155
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 11/01/2026
(f),(h)
4,000 4,314
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
1,300 1,420
3 Month USD LIBOR + 3.61%
Natwest Group PLC
2.57%, 09/30/2027
(f)
1,000 983
3 Month USD LIBOR + 2.32%
6.00%, 12/29/2025
(a),(f),(h),(i)
8,000 8,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%

Schedule of Investments
Capital Securities Fund
February 28, 2021 (unaudited)
See accompanying notes.
12
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Natwest Group PLC   (continued)
8.00%, 08/10/2025
(f),(h),(i)
$ 1,000 $ 1,175
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 08/15/2021
(f),(h),(i)
2,800 2,891
USD Swap Semi-Annual 5 Year + 7.60%
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
4,300 4,682
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
13,400 15,293
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
2,400 2,592
3 Month USD LIBOR + 3.20%
NTC Capital I
0.76%, 01/15/2027 1,250 1,206
3 Month USD LIBOR + 0.52%
NTC Capital II
0.83%, 04/15/2027 1,200 1,152
3 Month USD LIBOR + 0.59%
PNC Capital Trust C
0.80%, 06/01/2028 3,000 2,890
3 Month USD LIBOR + 0.57%
Regions Financial Corp
5.75%, 06/15/2025
(f),(h)
1,000 1,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
5,000 5,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
200 206
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 10/04/2023
(f),(g),(h),(i)
5,500 5,988
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 09/13/2021
(f),(g),(h),(i)
5,000 5,103
USD Swap Semi-Annual 5 Year + 6.24%
8.00%, 09/29/2025
(f),(g),(h),(i)
3,500 4,114
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 07/30/2037
(f),(g),(h)
7,800 10,251
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(f),(h)
3,600 4,731
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
3,300 3,444
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(f),(g),(h),(i)
1,000 1,099
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.10%, 02/15/2031
(f),(h)
800 808
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
4,400 4,532
USD Swap Semi-Annual 5 Year + 4.11%
TCF National Bank
5.50%, 05/06/2030
(h)
2,000 2,147
3 Month USD LIBOR + 5.09%
Truist Bank
0.87%, 05/15/2027 4,500 4,376
3 Month USD LIBOR + 0.67%
0.87%, 03/15/2028 2,000 1,940
3 Month USD LIBOR + 0.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
$ 21,200 $ 21,995
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
2,800 3,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
6.88%, 03/22/2021
(f),(h),(i)
1,600 1,604
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
6.88%, 08/07/2025
(f),(h),(i)
9,200 10,396
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
1,400 1,531
USD Swap Semi-Annual 5 Year + 4.34%
Wells Fargo & Co
3.90%, 03/15/2026
(f),(h)
4,800 4,782
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 462,683
Diversified Financial Services - 5 .43%
American Express Co
3.50%, 06/15/2021
(f)
4,500 4,455
3 Month USD LIBOR + 3.29%
Capital One Financial Corp
4.03%, 06/01/2021
(a),(f)
4,000 3,956
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
4.00%, 12/01/2030
(f),(h)
12,000 12,045
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
5.38%, 06/01/2025
(f),(h)
9,700 10,573
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 02/01/2022
(a),(f),(h)
5,963 6,268
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.38%, 06/15/2021
(f),(g)
6,000 5,938
3 Month USD LIBOR + 3.17%
Discover Financial Services
6.13%, 06/23/2025
(f),(h)
8,100 8,869
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 52,104
Electric - 8 .75%
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
21,800 22,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(h)
6,775 7,409
3 Month USD LIBOR + 3.06%
Duke Energy Corp
4.88%, 09/16/2024
(f),(h)
19,050 20,373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
12,500 14,554
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
6,700 7,789
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
700 762
3 Month USD LIBOR + 3.63%

Schedule of Investments
Capital Securities Fund
February 28, 2021 (unaudited)
See accompanying notes.
13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
2.31%, 10/01/2066 $ 3,341 $ 3,040
3 Month USD LIBOR + 2.07%
2.34%, 06/15/2067 580 541
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
250 270
3 Month USD LIBOR + 2.41%
Southern Co/The
4.00%, 01/15/2051
(h)
6,000 6,246
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
$ 83,866
Food - 0 .52%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
5,000 5,006
Gas - 0 .99%
NiSource Inc
5.65%, 06/15/2023
(f),(h)
9,195 9,471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .12%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
1,100 1,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 21 .30%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,876
Allstate Corp/The
5.75%, 08/15/2053
(h)
9,900 10,608
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(h)
13,077 14,839
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
6,700 9,796
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 1,000 1,331
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
2,000 2,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/14/2036
(f),(g),(h)
4,905 6,800
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 3,728
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
12,100 13,987
3 Month USD LIBOR + 4.92%
Everest Reinsurance Holdings Inc
2.58%, 05/01/2067 1,600 1,476
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
2.32%, 02/12/2067
(g)
2,800 2,654
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
4,700 5,205
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
6,100 7,894
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,607
Lincoln National Corp
2.26%, 04/20/2067 3,200 2,644
3 Month USD LIBOR + 2.04%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
$ 1,000 $ 1,138
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
1,800 2,527
MetLife Inc
3.79%, 04/01/2021
(f)
1,167 1,161
3 Month USD LIBOR + 3.58%
3.85%, 09/15/2025
(f),(h)
6,200 6,339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 884
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
10,372 15,694
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 7,247
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(g),(h)
3,600 3,789
3 Month USD LIBOR + 5.90%
7.00%, 03/15/2072
(h)
2,500 2,631
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 603
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
3,600 3,520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
5.00%, 10/18/2042
(g),(h)
1,525 1,605
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(h)
785 871
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
6,000 6,143
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(h)
9,380 10,081
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
11,000 11,573
3 Month USD LIBOR + 4.18%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
3,000 3,341
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(h)
17,400 19,940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
4.70%, 01/23/2048
(h)
3,300 3,408
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
10,800 11,521
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(f),(h)
1,400 1,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 204,278
Oil & Gas - 0 .52%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
4,700 4,955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%

Schedule of Investments
Capital Securities Fund
February 28, 2021 (unaudited)
See accompanying notes.
14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 5 .14%
Enbridge Inc
5.75%, 07/15/2080
(h)
$ 5,000 $ 5,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
1,500 1,583
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
7,000 7,431
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,881 14,832
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
1,300 1,291
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
12,500 13,672
3 Month USD LIBOR + 4.15%
5.63%, 05/20/2075
(h)
600 646
3 Month USD LIBOR + 3.53%
5.87%, 08/15/2076
(h)
4,000 4,417
3 Month USD LIBOR + 4.64%
$ 49,255
REITs - 0 .92%
Scentre Group Trust 2
4.75%, 09/24/2080
(a),(g),(h)
4,000 4,166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
4,500 4,683
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 8,849
Sovereign - 0 .33%
CoBank ACB
6.25%, 10/01/2026
(f),(h)
1,000 1,110
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
1,900 2,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 3,195
Telecommunications - 0 .06%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
500 597
USD Swap Semi-Annual 5 Year + 4.87%
Transportation - 0 .60%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
5,000 5,753
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 891,177
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .15%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .15%
0.13%, 08/31/2022 $ 6,500 $ 6,499
0.25%, 04/15/2023 2,500 2,504
0.38%, 03/31/2022 2,000 2,005
$ 11,008
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 11,008
Total Investments $ 956,434
Other Assets and Liabilities -  0.26% 2,481
TOTAL NET ASSETS - 100.00% $ 958,915
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,435 or 1.09% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,710 or 1.12% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $228,451 or 23.82% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See accompanying notes for additional information. At the end of the period, the value of these securities totaled
$193,179 or 20.15% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 77 .63%
Utilities 9 .85%
Energy 6 .09%
Government 2 .20%
Money Market Funds 2 .01%
Industrial 1 .04%
Consumer, Non-cyclical 0 .52%
Communications 0 .23%
Investment Companies 0 .17%
Other Assets and Liabilities
0 .26%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Capital Securities Fund
February 28, 2021 (unaudited)
See accompanying notes.
15
Affiliated Securities August 31, 2020 Purchases Sales February 28, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 30,689 $ 212,702 $ 229,703 $ 13,688
$ 30,689 $ 212,702 $ 229,703 $ 13,688
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
February 28, 2021 (unaudited)
See accompanying notes.
16
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
18
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31
(except as noted)
:
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Total Dividends
and Distributions
Net Asset
Value End of
Period
CAPITAL SECURITIES FUND
Class S shares
2021 (b) $ 10 .36 $ 0 .23 $ 0 .24 $ 0 .47 ( $ 0 .27 ) ( $ 0 .27 ) $ 10 .56
2020 10 .17 0 .50 0 .23 0 .73 ( 0 .54 ) ( 0 .54 ) 10 .36
2019 9 .95 0 .58 0 .21 0 .79 ( 0 .57 ) ( 0 .57 ) 10 .17
2018 10 .40 0 .58 ( 0 .49 ) 0 .09 ( 0 .54 ) ( 0 .54 ) 9 .95
2017 9 .98 0 .57 0 .36 0 .93 ( 0 .51 ) ( 0 .51 ) 10 .40
2016 9 .87 0 .57 0 .07 0 .64 ( 0 .53 ) ( 0 .53 ) 9 .98

See accompanying notes.
19
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
4 .58% (c) $ 958,915 0 .00% (d) ,(e) 4 .49% (d) 11 .7% (d)
7 .42 846,849 0 .00 (e) 4 .95 14 .0
8 .39 648,432 0 .00 (e) 5 .89 14 .7
0 .87 544,446 0 .00 (e) 5 .67 9 .1
9 .62 457,089 0 .00 (e) 5 .67 8 .4
6 .77 298,208 0 .00 (e) 5 .89 8 .8
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2021.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2021 (unaudited)
20
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( September 1, 2020 to February 28, 2021 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S class of shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Beginning
Account Value
September 1,
2020
Ending Account
Value February
28, 2021
Expenses Paid
During Period
September
1, 2020  to
February 28,
2021    (a)
Beginning
Account
Value September
1, 2020
Ending Account
Value February
28, 2021
Expenses Paid
During Period
September
1, 2020 to
February 28,
2021(a)
Annualized
Expense Ratio
Capital Securities Fund
Class S $1,000.00 $1,045.80 $0.00 $1,000.00 $1,024.79 $0.00 0.00%
(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

21
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72 (unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and
Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 123 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 123 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 123 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA February 2020 to October
2020
123 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
123 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 123 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 123 None
Karen (“Karrie”) McMillan
Director since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
123 None

22
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Chair, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired 123 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 123 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc., (2018-2020)
123 None
Patrick G. Halter
Member, Executive Committee
Director since 2017
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Senior Executive Director – Real Estate, PGI and
PFSI (2014-2016)
Director, PGI (2003-2018)
Chair, CCIP, LLC (“CCIP”) since 2017
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
123 None

23
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Financial Advisors, Inc. (“PFA”)
since 2020
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Senior Vice President, PFD since 2016
Senior Vice President and Chief Financial Officer,
PFD (2015-2016)
Chief Operating Officer and Senior Vice President,
Principal Management Corporation, now PGI
(“PMC”) (2015-2017)
Director, PMC (2014–2017)
Director, PSS since 2014
President, PSS since 2015
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, CCIP since 2020
Vice President and Treasurer, PFA since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Chief Financial Officer –
Principal International, PFSI (2010-2016)
Vice President and Treasurer, PLIC since 2016
Vice President and Chief Financial Officer –
Principal International, PLIC (2010-2016)
Vice President and Treasurer, PMC (2016-2017)
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015

24
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer, PGI (2015-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President and Treasurer, PGI since
2017
Assistant Vice President-Treasury, PFA since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PMC (2013-
2017)
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Vice President, Counsel and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Secretary, PGI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary, PGI (2018-2020)
Vice President, Associate General Counsel and
Secretary, CCIP since 2020
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFA since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFD since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PLIC since 2015
Secretary, Post since 2020
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSI since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSS since 2019
Vice President, Associate General Counsel and
Assistant Secretary, RobustWealth, Inc. since 2019
Secretary, Spectrum since 2020

25
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 31, 2020 and as supplemented, and the Statement of Additional Information dated December 31, 2020 and as supplemented. These documents may be obtained free of charge by writing
Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.
PrincipalFunds.com/prospectuses.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

26
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov and www.PrincipalFunds.com.

27
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act
(the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors,
LLC (the “Manager”) and PFI, on behalf of each of the thirteen (13) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory
Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited; ClearBridge
RARE Infrastructure (North America) Pty Limited; Credit Suisse Asset Management, LLC; Delaware Investments Fund Advisers; Gotham
Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los
Angeles Capital Management and Equity Research, Inc.; Mellon Investments Corporation; Nuveen Asset Management LLC; Origin Asset
Management LLP; Pictet Asset Management SA; Principal Real Estate Investors, LLC; Sound Point Capital Management, LP; Spectrum
Asset Management, Inc.; Wellington Management Company LLP; and York Registered Holdings, L.P. (collectively, the “Sub-Advisors”).
The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Extent and Quality of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub- advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had previously reviewed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the
Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2020 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2020, and compared those returns to various agreed-upon performance measures for all Funds.
For Funds or Subadvisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended
March 31, 2020, if available. For Funds or Subadvisors that did not have a three-year performance history, the Board reviewed performance

28
for a one-year period ended March 31, 2020, if available. The Board also compared each Fund’s investment performance over the one-, three-
and five-year periods ended March 31, 2020, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-
manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board.
For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Subadvisor. The
Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for the Capital Securities
Fund as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”).
For the Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-
out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since
September 2019.The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes.
With regard to each of the Spectrum Preferred and Capital Securities Fund, the Board accepted management’s proposal to amend the
Management Agreement for the Fund to add a new breakpoint to the management fee schedule and considered this new breakpoint in concluding that the Management Agreement, as amended, should be renewed.
With regard to the Global Multi-Strategy Fund, which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-
traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management
Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December
31, 2019. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-
Advisors (Origin Asset Management LLP, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2019. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted

29
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-
level fee that covers, among other things, the expenses of the Fund’s Sub-Advisor.
The Board also noted that the management fee schedules for the Bond Market Index Fund and the International Equity Index Fund do not
include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated SubAdvisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Sub-Advisory Agreements should be renewed, the Board included within their considerations certain actions previously taken by the Board.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are trademarks and services marks of Principal Financial Services, Inc., a member of the Principal Financial Group company.
© 2021 Principal Financial Services, Inc. | FV908-06 | 02/2021 | 1517537

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	4/9/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	4/9/2021

By	/s/ Tracy W. Bollin

            Tracy W. Bollin, Chief Financial Officer

Date	4/9/2021